Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 42.3% ) Value
Communications Services (1.9%)
14,330 Alphabet, Inc., Class A
a
$ 1,666,866
96,971 Alphabet, Inc., Class C
a
11,310,697
2,525 AMC Networks, Inc.
a
77,063
896 Cars.com, Inc.
a
10,537
365 Charter Communications, Inc.
a
157,716
124,621 Comcast Corporation 4,675,780
22,514 DISH Network Corporation
a
391,068
701 Hemisphere Media Group, Inc.
a
5,454
1,012 Liberty Latin America, Ltd.
a
7,458
10,047 Live Nation Entertainment, Inc.
a
944,318
16,102 Match Group, Inc.
a
1,180,438
16,237 Meta Platforms, Inc.
a
2,583,307
47,925 News Corporation, Class A 821,434
3,302 Nexstar Broadcasting Group, Inc. 621,998
9,591 Omnicom Group, Inc. 669,835
81,484 QuinStreet, Inc.
a
875,953
581 RingCentral, Inc.
a
28,754
5,280 Telephone & Data Systems, Inc. 83,477
35,005 Twitter, Inc.
a
1,456,558
643 United States Cellular Corporation
a
18,833
30,661 Upwork, Inc.
a
569,068
80,404 Verizon Communications, Inc. 3,713,861
18,832 Walt Disney Company
a
1,998,075
126,370 Warner Bros. Discovery, Inc.
a
1,895,550
5,812 Yext, Inc.
a
25,457
11,775 Zillow Group, Inc.
a
412,125
38,642 ZoomInfo Technologies, Inc.
a
1,464,145
Total 37,665,825
Consumer Discretionary (4.6%)
1,890 Aaron's Company, Inc. 24,608
942 Adient plc
a
31,821
930 Adtalem Global Education, Inc.
a
37,293
81,929 Amazon.com, Inc.
a
11,056,319
837 American Axle & Manufacturing
Holdings, Inc.
a
7,458
108 America's Car-Mart, Inc.
a
11,186
35,996 Aptiv plc
a
3,775,620
16,639 Beazer Homes USA, Inc.
a
245,425
8,474 Bloomin' Brands, Inc. 172,785
1,052 Booking Holdings, Inc.
a
2,036,346
1,473 Brunswick Corporation 118,017
5,375 Buckle, Inc. 162,325
6,692 Burlington Stores, Inc.
a
944,442
22,001 Cedar Fair, LP
a
928,222
7,177 Cheesecake Factory, Inc. 209,784
3,247 Chico's FAS, Inc.
a
16,300
2,702 Chipotle Mexican Grill, Inc.
a
4,226,522
7,352 Choice Hotels International, Inc. 888,636
433 Chuy's Holdings, Inc.
a
9,626
17,715 Cimpress plc
a
711,966
40,722 Clarus Corporation 839,688
549 Columbia Sportswear Company 40,631
3,922 Container Store Group, Inc.
a
29,258
111,374 Cooper-Standard Holdings, Inc.
a
480,022
1,761 Cracker Barrel Old Country Store,
Inc. 167,418
3,842 Culp, Inc. 19,287
22,934 D.R. Horton, Inc. 1,789,540
1,710 Dave & Buster's Entertainment,
Inc.
a
63,886
5,037 Designer Brands, Inc. 72,684
2 Dollar General Corporation 497
1,229 Dorman Products, Inc.
a
124,240
71,480 Duluth Holdings, Inc.
a
689,067
Shares Common Stock (42.3%) Value
Consumer Discretionary (4.6%) - continued
9,090 Emerald Holding, Inc.
a
$ 28,633
208,277 Everi Holdings, Inc.
a
4,001,001
6,193 Expedia Group, Inc.
a,b
656,768
15,735 Five Below, Inc.
a
1,999,446
14,236 Foot Locker, Inc. 403,875
91,634 Ford Motor Company 1,346,103
17,589 Freshpet, Inc.
a
939,956
10,048 Gap, Inc. 96,662
772 Garmin, Ltd. 75,363
30,627 General Motors Company
a
1,110,535
11,687 Gentex Corporation 329,807
1,110 Genuine Parts Company 169,686
2,276 G-III Apparel Group, Ltd.
a
50,277
14,690 Goodyear Tire & Rubber
Company
a
180,393
11,769 Grand Canyon Education, Inc.
a
1,130,648
679 Group 1 Automotive, Inc. 120,129
15,517 Hanesbrands, Inc. 173,480
16,867 Harley-Davidson, Inc. 637,741
6,302 Home Depot, Inc. 1,896,524
8,946 Lear Corporation 1,352,098
7,084 Lithia Motors, Inc. 1,879,243
18,392 Lowe's Companies, Inc. 3,522,620
2,977 Lululemon Athletica, Inc.
a
924,388
7,293 M.D.C. Holdings, Inc. 264,371
73,402 Macy's, Inc. 1,295,545
29,656 Magnite, Inc.
a
226,572
31 Marriott Vacations Worldwide
Corporation 4,244
4,534 McDonald's Corporation 1,194,120
21,136 Miller Industries, Inc. 507,898
11,724 Modine Manufacturing Company
a
153,819
8,869 Mohawk Industries, Inc.
a
1,139,489
10,932 Newell Brands, Inc. 220,936
16,680 NIKE, Inc. 1,916,866
19,153 Nordstrom, Inc.
b
450,287
560 NVR, Inc.
a
2,460,136
12,558 Papa John's International, Inc. 1,204,187
14,021 Penn National Gaming, Inc.
a
484,426
8,848 Perdoceo Education Corporation
a
121,218
20,947 Planet Fitness, Inc.
a
1,650,833
13,106 PVH Corporation 811,523
6,434 Qurate Retail, Inc. 17,565
717 RCI Hospitality Holdings, Inc. 40,840
1,752 RH
a
489,561
23,791 Ross Stores, Inc. 1,933,257
1,786 Ruth's Hospitality Group, Inc. 31,344
16,569 Six Flags Entertainment
Corporation
a
375,619
21,633 Skyline Champion Corporation
a
1,369,369
19,134 Sleep Number Corporation
a
862,178
21,394 Sony Group Corporation ADR 1,826,834
407 Standard Motor Products, Inc. 18,616
33,523 Stoneridge, Inc.
a
630,903
2,001 Strategic Education, Inc. 143,732
26,910 Taylor Morrison Home Corporation
a
772,317
7,721 Tesla, Inc.
a
6,882,885
1,830 Thor Industries, Inc. 154,324
119,126 ThredUp, Inc.
a
268,033
8,669 Toll Brothers, Inc. 426,341
967 TopBuild Corporation
a
204,733
5,105 Travel + Leisure Company 220,077
1,039 TripAdvisor, Inc.
a
19,751
3,008 Ulta Beauty, Inc.
a
1,169,841
2,666 Urban Outfitters, Inc.
a
54,600

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Consumer Discretionary (4.6%) - continued
6,783 Vail Resorts, Inc. $ 1,608,453
931 Visteon Corporation
a
118,777
197 Williams-Sonoma, Inc. 28,451
8,066 Wingstop, Inc. 1,017,768
4,045 Wolverine World Wide, Inc. 90,891
15,560 Wyndham Hotels & Resorts, Inc. 1,080,020
24,697 Xometry, Inc.
a,b
938,486
21,556 Zumiez, Inc.
a
560,456
Total 90,418,787
Consumer Staples (1.9%)
11,824 BJ's Wholesale Club Holdings,
Inc.
a
800,485
16,294 Casey's General Stores, Inc. 3,301,979
11,553 Celsius Holdings, Inc.
a
1,027,755
499 Coca-Cola Company 32,021
94 Constellation Brands, Inc. 23,153
4,074 Costco Wholesale Corporation 2,205,256
10,948 Darling Ingredients, Inc.
a
758,477
69,390 e.l.f. Beauty, Inc.
a
2,326,647
4,990 Estee Lauder Companies, Inc. 1,362,769
11,076 Hain Celestial Group, Inc.
a
251,979
122,891 Haleon plc ADR
a
863,924
1,778 Hershey Company 405,313
4,131 Ingredion, Inc. 375,838
18,068 John B. Sanfilippo & Son, Inc. 1,353,293
3,165 Kraft Heinz Company 116,567
74,282 Lamb Weston Holdings, Inc. 5,917,304
141 Medifast, Inc. 23,715
2,755 Monster Beverage Corporation
a
274,453
384 PepsiCo, Inc. 67,185
3,137 Performance Food Group
Company
a
155,940
38,811 Philip Morris International, Inc. 3,770,489
527 PriceSmart, Inc. 34,982
85,287 Primo Water Corporation 1,127,494
7,095 Procter & Gamble Company 985,566
360 Seneca Foods Corporation
a
20,491
12,918 Sprouts Farmers Markets, Inc.
a
357,054
20,971 Sysco Corporation 1,780,438
63,565 Turning Point Brands, Inc. 1,525,560
4,124 US Foods Holding Corporation
a
129,906
43,815 Walmart, Inc. 5,785,771
Total 37,161,804
Energy (1.8%)
7,094 Antero Midstream Corporation 71,366
18,225 Antero Resources Corporation
a
722,439
7,661 Archrock, Inc. 64,659
50,948 BP plc ADR 1,496,852
1,310 California Resources Corporation 58,767
5,000 Callon Petroleum Company
a
230,200
1,811 Centennial Resource
Development, Inc.
a
12,061
4,346 ChampionX Corporation 90,788
1,829 Chevron Corporation 299,554
128 Civitas Resources, Inc. 7,547
29,932 ConocoPhillips 2,916,275
72,530 Devon Energy Corporation 4,558,510
90,108 Enterprise Products Partners, LP 2,408,587
4,287 EOG Resources, Inc. 476,800
1,972 EQT Corporation 86,827
30,955 Exxon Mobil Corporation 3,000,468
47 Gulfport Energy Corporation
a
4,326
71,401 Halliburton Company 2,092,049
Shares Common Stock (42.3%) Value
Energy (1.8%) - continued
16,876 Helmerich & Payne, Inc. $ 781,359
11,220 HF Sinclair Corporation 536,540
1,984 Kimbell Royalty Partners, LP 35,355
70,195 Liberty Energy, Inc.
a
996,769
21,946 Marathon Oil Corporation 544,261
17,312 Marathon Petroleum Corporation 1,586,818
24,050 Matador Resources Company 1,389,609
163 Newpark Resources, Inc.
a
574
2,686 NexTier Oilfield Solutions, Inc.
a
26,779
17,151 Nine Energy Service, Inc.
a
46,994
112,799 NOV, Inc. 2,099,189
2,491 Oceaneering International, Inc.
a
26,454
5,256 Par Pacific Holdings, Inc.
a
86,724
5,738 PBF Energy, Inc.
a
191,362
10,270 Pioneer Natural Resources
Company 2,433,477
3,570 Plains GP Holdings, LP 39,948
30,096 ProPetro Holding Corporation
a
316,610
13,740 Schlumberger, Ltd. 508,792
818 Select Energy Services, Inc.
a
6,110
274 Sitio Royalties Corporation 8,086
6,313 SM Energy Company 260,601
285 Solaris Oilfield Infrastructure, Inc. 3,161
56,244 Talos Energy, Inc.
a
1,065,824
1,399 Targa Resources Corporation 96,685
142,705 TechnipFMC plc
a
1,154,483
7,066 Valero Energy Corporation 782,701
42,952 Williams Companies, Inc. 1,464,234
5,100 World Fuel Services Corporation 141,372
Total 35,228,946
Financials (5.9%)
65,525 Air Lease Corporation 2,431,633
64,709 Ally Financial, Inc. 2,139,927
1,193 American Equity Investment Life
Holding Company 44,809
9,854 American Express Company 1,517,713
6,415 American Financial Group, Inc. 857,557
2,322 Ameriprise Financial, Inc. 626,754
15,684 Ameris Bancorp 741,696
18,854 Annaly Capital Management, Inc. 129,716
31,099 Arch Capital Group, Ltd.
a
1,380,796
2,202 Argo Group International Holdings,
Ltd. 72,204
8,512 Arthur J. Gallagher & Company 1,523,563
1,413 Banc of California, Inc. 24,742
101,666 Bank of America Corporation 3,437,327
425 Bank of Marin Bancorp 13,906
22,998 Bank of N.T. Butterfield & Son, Ltd. 779,402
3,585 BankFinancial Corporation 34,165
223 BayCom Corporation 4,369
254 BCB Bancorp, Inc. 4,892
6,771 Berkshire Hathaway, Inc.
a
2,035,363
1,328 BlackRock, Inc. 888,671
54,061 Bridgewater Bancshares, Inc.
a
944,986
22,183 Brighthouse Financial, Inc.
a
963,186
44,068 Byline Bancorp, Inc. 1,079,225
13,529 Capital One Financial Corporation 1,485,890
34,453 Central Pacific Financial
Corporation 815,847
51,632 Charles Schwab Corporation 3,565,190
3,134 Chimera Investment Corporation 32,813
14,485 Chubb, Ltd. 2,732,450
5,619 Cincinnati Financial Corporation 546,953
35,533 Citigroup, Inc. 1,844,163

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (5.9%) - continued
8,517 CNO Financial Group, Inc. $ 159,694
48,636 Columbia Banking System, Inc. 1,467,348
20,937 Comerica, Inc. 1,628,270
12,872 Community Trust Bancorp, Inc. 557,744
3,034 ConnectOne Bancorp, Inc. 80,219
28,038 Customers Bancorp, Inc.
a
1,070,771
541 Dime Community Bancshares, Inc. 18,437
11,752 Discover Financial Services 1,186,952
539 Eagle Bancorp, Inc. 26,427
14,254 East West Bancorp, Inc. 1,023,152
4,646 Ellington Residential Mortgage
REIT 39,491
629 Employers Holdings, Inc. 24,978
8,410 Enova International, Inc.
a
290,229
24,531 Enterprise Financial Services
Corporation 1,153,693
83,394 Equitable Holdings, Inc. 2,370,891
879 Equity Bancshares, Inc. 28,084
1,283 Essent Group, Ltd. 53,578
29,792 F.N.B. Corporation 356,312
18,886 Federated Hermes, Inc. 644,201
9,044 Financial Institutions, Inc. 239,756
7,799 First Financial Corporation 364,369
588 First Mid-Illinois Bancshares, Inc. 22,091
788 First of Long Island Corporation 14,342
7,312 Flushing Financial Corporation 157,866
24,063 Fulton Financial Corporation 401,611
13,086 Glacier Bancorp, Inc. 655,478
4,272 Global Life, Inc. 430,319
7,462 Great Southern Bancorp, Inc. 462,196
23,841 Hamilton Lane, Inc. 1,801,664
13,554 Hancock Whitney Corporation 661,571
38,013 Hanmi Financial Corporation 960,589
5,495 Hanover Insurance Group, Inc. 749,903
46,613 Heartland Financial USA, Inc. 2,092,924
5,152 HomeStreet, Inc. 192,118
6,036 Hometrust Bancshares, Inc. 145,709
129,130 Hope Bancorp, Inc. 1,942,115
4,461 Horizon Bancorp, Inc. 85,071
7,951 Houlihan Lokey, Inc. 672,337
18,377 Independent Bank Corporation 385,549
3,533 Invesco Mortgage Capital, Inc. 62,534
37,954 Invesco, Ltd. 673,304
28,829 J.P. Morgan Chase & Company 3,325,713
21,073 Kinsale Capital Group, Inc. 5,125,164
2,891 Lakeland Bancorp, Inc. 46,025
3,486 Lincoln National Corporation 178,971
11,266 M&T Bank Corporation 1,999,152
6,579 Marsh & McLennan Companies,
Inc. 1,078,693
2,665 Mercantile Bank Corporation 94,448
31 Merchants Bancorp 820
9,929 MFA Financial, Inc. 128,680
18,704 Midland States Bancorp, Inc. 490,045
12,558 MidWestOne Financial Group, Inc. 391,935
4,355 Moody's Corporation 1,351,139
33,889 Morgan Stanley 2,856,843
3,749 MSCI, Inc. 1,804,544
131,540 New York Community Bancorp,
Inc. 1,396,955
11,213 NMI Holdings, Inc.
a
212,374
1,104 Northfield Bancorp, Inc. 16,251
14,620 OceanFirst Financial Corporation 300,587
2,407 OFG Bancorp 66,120
Shares Common Stock (42.3%) Value
Financials (5.9%) - continued
5,316 Old Republic International
Corporation $ 123,703
24,362 OneMain Holdings, Inc. 906,266
45,950 PacWest Bancorp 1,287,978
495 Pathward Financial, Inc. 16,691
223 PCB Bancorp 4,297
323 Peapack-Gladstone Financial
Corporation 10,549
21,593 Popular, Inc. 1,677,128
262 QCR Holdings, Inc. 15,534
69,122 Radian Group, Inc. 1,546,259
26,664 Raymond James Financial, Inc. 2,625,604
327 Reinsurance Group of America,
Inc. 37,860
8,717 RLI Corporation 958,696
5,720 S&P Global, Inc. 2,156,040
596 S&T Bancorp, Inc. 18,440
48,343 Seacoast Banking Corporation of
Florida 1,729,713
7,057 SEI Investments Company 390,676
8,749 Selective Insurance Group, Inc. 681,197
6,923 Signature Bank 1,284,701
2,736 SiriusPoint, Ltd.
a
11,984
21,793 State Street Corporation 1,548,175
6,330 Synchrony Financial 211,928
22,839 Synovus Financial Corporation 922,239
1,192 T. Rowe Price Group, Inc. 147,176
1,439 Territorial Bancorp, Inc. 32,234
3,890 Texas Capital Bancshares, Inc.
a
228,032
4,526 TPG RE Finance Trust, Inc. 49,107
14,301 Tradeweb Markets, Inc. 1,008,507
16,521 Triumph Bancorp, Inc.
a
1,200,251
41,663 Truist Financial Corporation 2,102,732
10,242 TrustCo Bank Corporation NY 343,722
13,018 Two Harbors Investment
Corporation 70,037
18,253 Umpqua Holdings Corporation 321,435
348 Univest Financial Corporation 8,679
57,478 Unum Group 1,850,217
6,787 Virtu Financial, Inc. 158,341
72,336 Wells Fargo & Company 3,173,380
58,342 Western Alliance Bancorp 4,456,162
829 Western Asset Mortgage Capital
Corporation 10,570
21,362 Zions Bancorporation NA 1,165,297
3,986 Zurich Insurance Group AG 1,740,002
Total 115,149,793
Health Care (5.9%)
19,056 Abbott Laboratories 2,074,055
11,690 AbbVie, Inc. 1,677,632
3,083 Accolade, Inc.
a
28,487
1,949 AdaptHealth Corporation
a
43,092
20,059 Adaptive Biotechnologies
Corporation
a
183,740
2,212 Agilent Technologies, Inc. 296,629
58,945 Agilon Health, Inc.
a
1,475,393
7,622 Agios Pharmaceuticals, Inc.
a
164,407
2,337 Align Technology, Inc.
a
656,627
9,081 Alkermes plc
a
232,474
2,016 Allogene Therapeutics, Inc.
a
26,168
1,211 Amedisys, Inc.
a
145,138
6,564 AmerisourceBergen Corporation 957,885
4,658 Amgen, Inc. 1,152,715
2,374 Amneal Pharmaceuticals, Inc.
a
8,404

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Health Care (5.9%) - continued
942 Anika Therapeutics, Inc.
a
$ 22,005
6,065 Argenx SE ADR
a
2,208,934
10,773 Ascendis Pharma AS ADR
a
921,415
30,653 AstraZeneca plc ADR 2,030,148
3,420 Atara Biotherapeutics, Inc.
a
10,363
13,352 Avanos Medical, Inc.
a
378,796
49,390 Avantor, Inc.
a
1,433,298
29,887 Axonics, Inc.
a
1,938,770
35,079 Baxter International, Inc. 2,057,734
3,913 Becton, Dickinson and Company 955,985
6,479 Biogen, Inc.
a
1,393,374
20,794 BioLife Solutions, Inc.
a
400,700
172 Bio-Rad Laboratories, Inc.
a
96,881
6,132 Bio-Techne Corporation 2,362,537
522 Boston Scientific Corporation
a
21,428
764 Bristol-Myers Squibb Company 56,368
1,284 Cardiovascular Systems, Inc.
a
19,786
31,836 Centene Corporation
a
2,959,793
5,335 Charles River Laboratories
International, Inc.
a
1,336,631
1,126 Chemed Corporation 541,707
16,289 Cigna Holding Company 4,485,339
3,827 Community Health Systems, Inc.
a
11,404
41 CONMED Corporation 4,003
3,697 Cooper Companies, Inc. 1,208,919
14,485 CVS Health Corporation 1,385,925
6,267 Danaher Corporation 1,826,642
10,666 Dentsply Sirona, Inc. 385,683
17,196 DexCom, Inc.
a
1,411,448
1,292 Editas Medicine, Inc.
a
20,556
29,737 Edwards Lifesciences Corporation
a
2,989,758
3,517 Elanco Animal Health, Inc.
a
71,254
7,865 Elevance Health, Inc. 3,752,392
6,710 Encompass Health Corporation 339,660
3,355 Enhabit, Inc.
a
58,746
649 Exact Sciences Corporation
a
29,270
1,521 Forma Therapeutics Holdings,
Inc.
a
12,594
16,978 Gilead Sciences, Inc. 1,014,436
46,544 GlaxoSmithKline plc ADR 1,962,760
3,665 Global Blood Therapeutics, Inc.
a
119,919
385 Guardant Health, Inc.
a
19,315
40,836 Halozyme Therapeutics, Inc.
a
1,996,880
8,759 HCA Healthcare, Inc. 1,860,587
3,610 HealthEquity, Inc.
a
209,994
363 HealthStream, Inc.
a
8,734
781 Henry Schein, Inc.
a
61,566
11,008 Hologic, Inc.
a
785,751
2,248 ICU Medical, Inc.
a
398,278
230 IDEXX Laboratories, Inc.
a
91,811
24,560 Immunocore Holdings plc ADR
a
1,133,198
16,296 Inari Medical, Inc.
a
1,264,244
27,143 Inotiv, Inc.
a,b
507,031
7,599 Inspire Medical Systems, Inc.
a
1,588,115
10,058 Insulet Corporation
a
2,492,372
892 Integer Holdings Corporation
a
62,342
1,790 Integra LifeSciences Holdings
Corporation
a
98,522
6,230 Intuitive Surgical, Inc.
a
1,433,959
31,978 Ionis Pharmaceuticals, Inc.
a
1,201,094
29,871 Johnson & Johnson 5,213,087
7,373 Kura Oncology, Inc.
a
112,881
14,139 Laboratory Corporation of America
Holdings 3,707,104
34,038 Lantheus Holdings, Inc.
a
2,611,395
Shares Common Stock (42.3%) Value
Health Care (5.9%) - continued
967 Masimo Corporation
a
$ 139,809
8,928 Medtronic plc 826,019
61,084 Merck & Company, Inc. 5,457,245
2,129 Merit Medical Systems, Inc.
a
122,375
186 MultiPlan Corporation
a
941
14,001 Natera, Inc.
a
658,047
2,501 National HealthCare Corporation 177,646
8,989 Novo Nordisk AS ADR 1,043,263
933 Nurix Therapeutics, Inc.
a
14,891
19,086 NuVasive, Inc.
a
1,002,397
17,670 Omnicell, Inc.
a
1,945,820
3,344 Orthofix Medical, Inc.
a
85,774
4,491 Pediatrix Medical Group, Inc.
a
101,766
12,370 Premier, Inc. 475,750
111,083 Progyny, Inc.
a
3,391,364
28,790 R1 RCM, Inc.
a
719,750
1,475 Regeneron Pharmaceuticals, Inc.
a
857,993
13,172 Repligen Corporation
a
2,810,378
957 Sage Therapeutics, Inc.
a
32,930
9,288 Sarepta Therapeutics, Inc.
a
863,320
1,001 Scholar Rock Holding Corporation
a
6,867
26,336 Silk Road Medical, Inc.
a
1,198,551
428 STAAR Surgical Company
a
34,540
7,628 Stryker Corporation 1,638,113
22,899 Syneos Health, Inc.
a
1,812,227
10,762 Teleflex, Inc. 2,587,831
2,174 Thermo Fisher Scientific, Inc. 1,300,943
3,858 Tilray Brands, Inc.
a,b
14,082
11,325 Travere Therapeutics, Inc.
a
266,591
2,583 Twist Bioscience Corporation
a
112,980
432 U.S. Physical Therapy, Inc. 56,065
1,712 Ultragenyx Pharmaceutical, Inc.
a
91,215
1,089 Vanda Pharmaceuticals, Inc.
a
11,739
2,366 Veracyte, Inc.
a
62,320
100,741 Viemed Healthcare, Inc.
a
790,817
20,918 Vor BioPharma, Inc.
a,b
96,432
2,551 VYNE Therapeutics, Inc.
a
1,102
675 Waters Corporation
a
245,720
1,471 Zentalis Pharmaceuticals, Inc.
a
42,953
23,976 Zimmer Biomet Holdings, Inc. 2,646,711
17,215 Zoetis, Inc. 3,142,598
Total 115,106,342
Industrials (6.8%)
11,402 3M Company 1,633,222
831 A.O. Smith Corporation 52,577
3,654 ACCO Brands Corporation 26,199
6,369 Advanced Drainage Systems, Inc. 755,363
6,761 AECOM 486,792
25,493 Alaska Air Group, Inc.
a
1,130,105
464 Allegion plc 49,045
26,293 Altra Industrial Motion Corporation 1,097,207
490 American Woodmark Corporation
a
24,608
17,384 AMETEK, Inc. 2,146,924
1,785 Armstrong World Industries, Inc. 159,490
35,064 ASGN, Inc.
a
3,638,241
4,739 AZZ, Inc. 201,597
58,342 Badger Infrastructure Solutions,
Ltd. 1,400,062
27,134 Barnes Group, Inc. 917,672
3,751 Cactus, Inc. 156,004
12,044 Carlisle Companies, Inc. 3,566,228
601 Caterpillar, Inc. 119,148
10,312 CBIZ, Inc.
a
470,433
28,658 Chart Industries, Inc.
a
5,590,889

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Industrials (6.8%) - continued
3,146 Cintas Corporation $ 1,338,591
120,617 CNH Industrial NV 1,558,372
379 Columbus McKinnon Corporation 12,545
941 Covenant Logistics Group, Inc. 31,495
38,177 Crane Holdings, Company 3,776,851
2,642 CSW Industrials, Inc. 315,640
73,689 CSX Corporation 2,382,365
15,411 Curtiss-Wright Corporation 2,210,554
1,157 Deere & Company 397,059
48,143 Delta Air Lines, Inc.
a
1,530,947
1,271 Donaldson Company, Inc. 69,155
88 Douglas Dynamics, Inc. 2,804
77,812 Driven Brands Holdings, Inc.
a
2,363,929
41,422 Dun & Bradstreet Holdings, Inc.
a
652,811
575 Eagle Bulk Shipping, Inc. 30,435
6,506 EMCOR Group, Inc. 757,103
24,297 Emerson Electric Company 2,188,431
184 Enovis Corporation
a
10,988
17,903 Fastenal Company 919,498
79,191 First Advantage Corporation
a
1,111,050
4,028 Forrester Research, Inc.
a
187,262
9,138 Fortune Brands Home and
Security, Inc. 636,736
24,557 Forward Air Corporation 2,576,766
2,070 Genco Shipping & Trading, Ltd. 39,910
3,269 Generac Holdings, Inc.
a
877,073
8,421 General Dynamics Corporation 1,908,788
788 Gibraltar Industries, Inc.
a
36,870
351 Gorman-Rupp Company 10,776
1,552 GrafTech International, Ltd. 11,950
20,770 Greenbrier Companies, Inc. 660,901
9,611 Helios Technologies, Inc. 661,429
88,283 Howmet Aerospace, Inc. 3,277,948
7,497 Hubbell, Inc. 1,641,993
254 ICF International, Inc. 23,965
12,976 IDEX Corporation 2,708,740
1,142 ITT Corporation 85,684
80,089 Janus International Group, Inc.
a
814,505
2,363 JetBlue Airways Corporation
a
19,896
28,538 Johnson Controls International plc 1,538,484
4,477 Kennametal, Inc. 120,207
7,048 L3Harris Technologies, Inc. 1,691,309
11,639 Landstar System, Inc. 1,822,435
1,132 Lennox International, Inc. 271,148
25,497 Lincoln Electric Holdings, Inc. 3,606,296
2,553 Linde plc 771,006
4,730 Manitowoc Company, Inc.
a
54,064
24,202 ManpowerGroup, Inc. 1,897,679
1,717 Masonite International
Corporation
a
156,298
11,473 Mercury Systems, Inc.
a
677,022
27,710 Middleby Corporation
a
4,009,360
12,421 MSC Industrial Direct Company,
Inc. 1,026,720
42,536 NAPCO Security Technologies,
Inc.
a
1,091,474
235 National Presto Industries, Inc. 16,732
4,925 Norfolk Southern Corporation 1,237,012
2,286 Northrop Grumman Corporation 1,094,765
2,826 NOW, Inc.
a
31,256
7,210 Old Dominion Freight Line, Inc. 2,188,307
9,708 Parker-Hannifin Corporation 2,806,486
13,094 Pentair plc 640,166
601 Quad/Graphics, Inc.
a
1,911
9,548 Quanta Services, Inc. 1,324,594
Shares Common Stock (42.3%) Value
Industrials (6.8%) - continued
61,754 Ranpak Holdings Corporation
a
$ 315,563
6,762 RBC Bearings, Inc.
a
1,595,832
44,591 Regal Rexnord Corporation 5,988,571
28,181 Rush Enterprises, Inc. 1,358,042
3,556 Saia, Inc.
a
845,795
22,850 SkyWest, Inc.
a
551,827
1,552 Snap-On, Inc. 347,726
16,766 Southwest Airlines Company
a
639,120
11,571 Standex International Corporation 1,123,313
68,020 Summit Materials, Inc.
a
1,871,230
96,894 Sun Country Airlines Holdings,
Inc.
a
1,954,352
1,379 Sunrun, Inc.
a
45,079
2,586 Technip Energies NV ADR 30,411
5,118 Teledyne Technologies, Inc.
a
2,003,185
13,065 Tennant Company 875,747
18,630 Timken Company 1,218,029
1,446 Toro Company 124,342
3,302 Trane Technologies plc 485,361
17,095 TransUnion 1,354,437
7,580 Trex Company, Inc.
a
489,062
2,346 TriMas Corporation 69,442
11,282 Tutor Perini Corporation
a
102,441
68,829 Uber Technologies, Inc.
a
1,614,040
10,646 Union Pacific Corporation 2,419,836
18,156 United Airlines Holdings, Inc.
a
667,233
15,948 United Parcel Service, Inc. 3,108,106
12,488 United Rentals, Inc.
a
4,029,503
1,557 Univar Solutions, Inc.
a
42,101
2,967 Valmont Industries, Inc. 805,481
2,837 Verisk Analytics, Inc. 539,739
35,385 Vicor Corporation
a
2,581,690
14,854 Vontier Corporation 383,233
1,575 Watsco, Inc. 431,471
252 Watts Water Technologies, Inc. 34,809
5,886 Werner Enterprises, Inc. 258,749
101,609 WillScot Mobile Mini Holdings
Corporation
a
3,923,123
1,719 Woodward, Inc. 179,979
Total 133,946,352
Information Technology (8.0%)
155 Accenture plc 47,470
3,733 ACI Worldwide, Inc.
a
106,502
215 Adobe, Inc.
a
88,176
7,447 Advanced Energy Industries, Inc. 666,432
22,034 Agilysys, Inc.
a
1,064,242
29,664 Amphenol Corporation 2,287,984
2,565 ANSYS, Inc.
a
715,609
92,688 Apple, Inc. 15,062,727
10,487 Arista Networks, Inc.
a
1,223,099
7,750 Arrow Electronics, Inc.
a
993,317
5,665 Autodesk, Inc.
a
1,225,453
16,599 Avalara, Inc.
a
1,451,085
882 Benchmark Electronics, Inc. 22,562
13,959 BigCommerce Holdings, Inc.
a
218,458
15,233 Bill.com Holdings, Inc.
a
2,057,674
28,338 Block, Inc.
a
2,155,388
2,647 Booz Allen Hamilton Holding
Corporation 254,059
9,687 Bread Financial Holdings, Inc. 383,702
2,187 Broadcom, Inc. 1,171,095
1,017 CACI International, Inc.
a
307,429
35,177 Calix, Inc.
a
2,006,496
3,559 CDW Corporation 646,065

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Information Technology (8.0%) - continued
28,805 Ciena Corporation
a
$ 1,486,338
88,293 Cisco Systems, Inc. 4,005,853
48,322 Cognex Corporation 2,463,456
9,669 CommScope Holding Company,
Inc.
a
87,311
20,304 Computer Services, Inc. 776,628
6,875 Conduent Incorporated
a
32,037
11,610 Descartes Systems Group, Inc.
a
801,554
1,736 Digital Turbine, Inc.
a
34,842
1,317 Diodes, Inc.
a
107,164
27,003 Dolby Laboratories, Inc. 2,090,032
36,320 Dropbox, Inc.
a
825,917
5,636 Endava plc ADR
a
574,872
3,402 EPAM Systems, Inc.
a
1,188,148
1,834 ePlus, Inc.
a
101,915
3,771 Euronet Worldwide, Inc.
a
370,576
2,403 Eventbrite, Inc.
a
22,492
28,162 Fidelity National Information
Services, Inc. 2,877,030
7,913 Fiserv, Inc.
a
836,246
31,190 Five9, Inc.
a
3,372,263
4,595 FLEETCOR Technologies, Inc.
a
1,011,314
15,732 Flex, Ltd.
a
264,298
92 Genpact, Ltd. 4,423
74,827 Gilat Satellite Networks, Ltd.
a
495,355
12,149 Global Payments, Inc. 1,486,066
2,187 HubSpot, Inc.
a
673,596
17,999 Intel Corporation 653,544
2,936 IPG Photonics Corporation
a
312,919
8,579 Jack Henry & Associates, Inc. 1,782,459
94 Keysight Technologies, Inc.
a
15,284
579 KLA-Tencor Corporation 222,070
65,557 Knowles Corporation
a
1,294,751
3,686 Lam Research Corporation 1,844,880
59,118 Lattice Semiconductor
Corporation
a
3,635,757
3,434 Littelfuse, Inc. 957,640
27,232 LiveRamp Holding, Inc.
a
724,644
6,770 Mastercard, Inc. 2,395,158
1,834 MAXIMUS, Inc. 122,603
274 MaxLinear, Inc.
a
11,072
19,818 Microchip Technology, Inc. 1,364,667
68,831 Microsoft Corporation 19,323,615
542 MKS Instruments, Inc. 64,064
4,751 Momentive Global, Inc.
a
41,096
5,741 Monolithic Power Systems, Inc. 2,667,958
24,170 National Instruments Corporation 918,460
902 NETGEAR, Inc.
a
23,254
3,533 NICE, Ltd. ADR
a,b
756,133
7,150 Nova, Ltd.
a
753,253
26,662 NVIDIA Corporation 4,842,619
8,922 Okta, Inc.
a
878,371
10,993 ON Semiconductor Corporation
a
734,113
4,314 Palo Alto Networks, Inc.
a
2,153,117
5,574 Paycom Software, Inc.
a
1,842,151
39,705 Paymentus Holdings, Inc.
a,b
577,708
35,474 PayPal Holdings, Inc.
a
3,069,565
1,001 Plexus Corporation
a
94,044
151 Progress Software Corporation 7,091
13,613 PTC, Inc.
a
1,679,572
16,074 Qorvo, Inc.
a
1,672,821
34,797 QUALCOMM, Inc. 5,047,653
15,435 Salesforce, Inc.
a
2,840,349
51,001 Samsung Electronics Company,
Ltd. 2,414,141
Shares Common Stock (42.3%) Value
Information Technology (8.0%) - continued
3,585 Sanmina Corporation
a
$ 165,089
130 ScanSource, Inc.
a
4,153
12,657 Semtech Corporation
a
788,911
4,684 ServiceNow, Inc.
a
2,092,155
45,917 Sierra Wireless, Inc.
a
1,142,415
4,853 SiTime Corporation
a
902,561
17,999 Skyworks Solutions, Inc. 1,959,731
52,974 Sonos, Inc.
a
1,171,255
65,481 Sprout Social, Inc.
a
3,411,560
4,902 Synopsys, Inc.
a
1,801,485
5,984 TD SYNNEX Corporation 600,913
24,201 Texas Instruments, Inc. 4,329,317
12,736 Trimble, Inc.
a
884,260
14,220 TTEC Holdings, Inc. 1,040,477
150,880 TTM Technologies, Inc.
a
2,041,406
4,495 Tyler Technologies, Inc.
a
1,793,505
9,818 Universal Display Corporation 1,133,586
156 Upland Software, Inc.
a
1,766
424 Vertex, Inc.
a
4,770
6,008 WEX, Inc.
a
998,590
8,636 Wolfspeed, Inc.
a
719,379
29,093 Workiva, Inc.
a
1,905,592
5,958 Xerox Holdings Corporation 102,061
Total 156,878,283
Materials (2.1%)
1,857 AdvanSix, Inc. 72,961
14,197 AptarGroup, Inc. 1,529,869
27,025 Ashland Global Holdings, Inc. 2,715,202
4,171 Avery Dennison Corporation 794,409
53,560 Axalta Coating Systems, Ltd.
a
1,350,783
11,150 Ball Corporation 818,633
403 Cabot Corporation 29,927
33,127 Carpenter Technology Corporation 1,064,702
2,047 Celanese Corporation 240,543
21,287 CF Industries Holdings, Inc. 2,032,696
2,286 Cleveland-Cliffs, Inc.
a
40,485
16,968 Compass Minerals International,
Inc. 631,719
11,346 Crown Holdings, Inc. 1,153,661
21,482 Dow, Inc. 1,143,057
23,094 Eastman Chemical Company 2,215,407
3,530 FMC Corporation 392,183
6,334 Freeport-McMoRan, Inc. 199,838
9,746 Graphic Packaging Holding
Company 216,848
5,776 Huntsman Corporation 167,273
24,085 Ingevity Corporation
a
1,616,103
5,322 Innospec, Inc. 542,844
128,994 Ivanhoe Mines, Ltd.
a
801,837
4,436 Kaiser Aluminum Corporation 336,116
43,100 LyondellBasell Industries NV 3,841,072
3,353 Martin Marietta Materials, Inc. 1,180,524
2,329 Mativ, Inc. 50,889
3,011 Minerals Technologies, Inc. 201,165
1,675 Myers Industries, Inc. 40,753
12,309 Nucor Corporation 1,671,562
421 O-I Glass, Inc.
a
6,193
6,264 Orion Engineered Carbons SA 108,304
7,616 PPG Industries, Inc. 984,673
9,280 Quaker Chemical Corporation 1,505,309
10,366 Reliance Steel & Aluminum
Company 1,972,131
17,544 RPM International, Inc. 1,585,978
2,459 Ryerson Holding Corporation 67,377

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Materials (2.1%) - continued
2,896 Sensient Technologies Corporation $ 248,998
4,533 Sherwin-Williams Company 1,096,714
6,813 Sonoco Products Company 432,557
21,860 Steel Dynamics, Inc. 1,702,457
2,841 SunCoke Energy, Inc. 21,023
6,880 Trinseo plc 246,098
2,759 Tronox Holdings plc 43,068
14,433 UFP Technologies, Inc.
a
1,162,145
8,780 United States Lime & Minerals, Inc. 903,199
17,783 United States Steel Corporation 420,568
4,848 Westlake Corporation 471,904
27,671 WestRock Company 1,172,143
2,076 Worthington Industries, Inc. 106,312
Total 41,350,212
Real Estate (2.1%)
123,107 AGNC Investment Corporation 1,552,379
28,198 Agree Realty Corporation 2,244,279
5,468 Alexandria Real Estate Equities,
Inc. 906,485
9,273 American Campus Communities,
Inc. 605,712
760 Apartment Income REIT
Corporation 34,458
4,802 AvalonBay Communities, Inc. 1,027,340
7,632 Camden Property Trust 1,076,875
17,071 CBRE Group, Inc.
a
1,461,619
36,125 CubeSmart 1,657,054
32,604 Cushman and Wakefield plc
a
547,747
6,044 Digital Realty Trust, Inc. 800,528
12,579 Duke Realty Corporation 786,942
617 EastGroup Properties, Inc. 105,223
31,098 EPR Properties 1,673,383
14,402 Essential Properties Realty Trust,
Inc. 347,376
1,182 Essex Property Trust, Inc. 338,679
3,235 Extra Space Storage, Inc. 613,097
14,066 First Industrial Realty Trust, Inc. 730,729
5,652 FirstService Corporation 756,464
4,296 Four Corners Property Trust, Inc. 125,572
508 Getty Realty Corporation 14,905
1,739 Gladstone Land Corporation 47,144
87,281 Healthcare Realty Trust, Inc. 2,291,126
100,281 Host Hotels & Resorts, Inc. 1,786,005
44,607 Independence Realty Trust, Inc. 990,275
2,223 Industrial Logistics Properties Trust 22,297
12,846 Kilroy Realty Corporation 695,996
5,857 Life Storage, Inc. 737,338
63,051 MGIC Investment Corporation 891,541
15,428 National Retail Properties, Inc. 734,527
84,408 National Storage Affiliates Trust 4,628,935
55,485 Necessity Retail REIT, Inc. 432,228
6,811 NetSTREIT Corporation 139,626
32,047 New Residential Investment
Corporation 349,633
3,431 NexPoint Residential Trust, Inc. 228,299
75,299 Pebblebrook Hotel Trust 1,472,848
6,397 Public Storage, Inc. 2,088,045
996 RE/MAX Holdings, Inc. 25,239
2,716 Realty Income Corporation 200,957
11,765 Regency Centers Corporation 758,019
54,479 Rexford Industrial Realty, Inc. 3,563,471
16,444 Sabra Health Care REIT, Inc. 253,073
4,104 SBA Communications Corporation 1,378,082
41,642 Service Properties Trust 272,339
Shares Common Stock (42.3%) Value
Real Estate (2.1%) - continued
1,020 Spirit Realty Capital, Inc. $ 45,227
17,148 UDR, Inc. 829,963
2,178 UMH Properties, Inc. 46,413
Total 42,315,492
Utilities (1.3%)
22,741 Alliant Energy Corporation 1,385,609
2,355 Artesian Resources Corporation 121,424
1,517 Avista Corporation 64,108
26,943 CenterPoint Energy, Inc. 853,824
2,120 Consolidated Water Company,
Ltd. 32,966
25,217 Constellation Energy Corporation 1,666,844
17,863 Duke Energy Corporation 1,963,680
25,499 Entergy Corporation 2,935,700
1,930 Essential Utilities, Inc. 100,244
286 Evergy, Inc. 19,522
41,923 Exelon Corporation 1,949,000
137,002 NiSource, Inc. 4,164,861
14,563 NorthWestern Corporation 807,518
36,106 OGE Energy Corporation 1,483,234
2,305 Pinnacle West Capital Corporation 169,348
14,502 Portland General Electric
Company 744,533
32,126 Sempra Energy 5,326,491
13,118 Spire, Inc. 986,998
15,542 UGI Corporation 670,793
Total 25,446,697
Total Common Stock
(cost $723,859,726) 830,668,533
Shares
Registered Investment
Companies ( 41.8% ) Value
Unaffiliated  (1.0%)
378 Direxion Daily S&P 500 31,930
3,630 Invesco QQQ Trust Series 1 1,145,120
13,579 iShares U.S. Home Construction
ETF 829,405
10,543 ProShares Ultra S&P 500 561,836
5,346 ProShares UltraPro QQQ 178,342
34,141 SPDR S&P 500 ETF Trust
b
14,065,751
7,564 SPDR S&P Biotech ETF
a,b
613,667
11,383 SPDR S&P Oil & Gas Exploration
ETF
b
1,559,699
Total 18,985,750
Affiliated  (40.8%)
4,977,086 Thrivent Core Emerging Markets
Equity Fund 42,902,481
5,690,394 Thrivent Core International Equity
Fund 52,010,205
6,148,427 Thrivent Core Low Volatility Equity
Fund 76,301,982
2,633,952 Thrivent Core Small Cap Value
Fund 24,838,167
1,929,714 Thrivent Global Stock Fund, Class
S 47,702,525
1,617,075 Thrivent High Yield Fund, Class S 6,743,201
541,049 Thrivent Income Fund, Class S 4,490,705
14,236,271 Thrivent International Allocation
Fund, Class S 132,539,687
9,370,404 Thrivent Large Cap Growth Fund,
Class S 146,272,007

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (41.8%) Value
Affiliated  (40.8%)- continued
3,697,217 Thrivent Large Cap Value Fund,
Class S $ 99,344,230
603,566 Thrivent Limited Maturity Bond
Fund, Class S 7,266,940
3,406,836 Thrivent Mid Cap Stock Fund,
Class S 111,676,071
1,691,378 Thrivent Small Cap Stock Fund,
Class S 50,081,702
Total 802,169,903
Total Registered Investment
Companies (cost $653,580,714) 821,155,653
Principal
Amount Long-Term Fixed Income ( 3.6% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 29,615
3.088%,  9/20/2046, Ser.
2007-1, Class 4A1
c
21,322
Total 21,322
Commercial Mortgage-Backed Securities
(<0.1%)
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
200,000
3.500%,  9/25/2032, Ser.
K148, Class A2
d
202,618
275,000
3.530%,  10/25/2032, Ser.
K149, Class A2 278,987
Total 481,605
Mortgage-Backed Securities (1.5%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
1,054,221 2.500%,  5/1/2051 988,215
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,000,000 2.000%,  8/1/2037
e
951,094
1,300,000 2.500%,  8/1/2037
e
1,264,961
1,250,000 3.000%,  8/1/2037
e
1,241,040
1,275,000 4.000%,  8/1/2037
e
1,296,167
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,002,200 3.000%,  1/1/2052
e
967,669
584,267 2.500%,  2/1/2051 546,092
1,549,441 2.000%,  3/1/2051 1,397,504
1,031,542 3.000%,  3/1/2052 996,040
521,696 2.500%,  4/1/2051 487,703
588,414 3.000%,  4/1/2051 568,494
647,096 3.000%,  5/1/2050 627,349
849,824 2.500%,  7/1/2051 794,174
2,454,099 2.000%,  8/1/2051 2,213,185
2,075,000 2.000%,  8/1/2052
e
1,865,879
1,325,000 2.500%,  8/1/2052
e
1,234,541
968,906 2.500%,  12/1/2051 906,182
2,800,000 4.000%,  8/1/2048
e
2,813,891
1,325,000 4.500%,  8/1/2048
e
1,348,032
1,225,000 5.000%,  8/1/2048
e
1,258,161
1,325,000 3.000%,  8/1/2049
e
1,275,895
4,215,000 3.500%,  9/1/2049
e
4,159,269
Principal
Amount Long-Term Fixed Income (3.6%) Value
Mortgage-Backed Securities (1.5%) - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 417,234 3.500%,  7/1/2061 $ 416,249
Total 29,617,786
U.S. Government & Agencies (2.1%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,441,562
1,490,000 2.250%,  11/15/2027 1,453,332
4,500,000 2.875%,  5/15/2028 4,530,938
190,000 5.250%,  11/15/2028 217,327
125,000 0.875%,  11/15/2030 108,701
70,000 1.375%,  11/15/2031 62,628
8,000,000 2.875%,  5/15/2032 8,143,750
3,240,000 1.375%,  11/15/2040 2,393,423
2,291,000 2.500%,  5/15/2046 1,985,742
U.S. Treasury Notes
9,000,000 0.125%,  12/31/2022 8,899,453
960,000 2.250%,  11/15/2024 946,838
1,930,000 2.125%,  11/30/2024 1,896,979
540,000 2.625%,  1/31/2026 537,047
8,570,000 2.500%,  2/28/2026 8,484,635
200,000 0.750%,  1/31/2028 179,758
Total 41,282,113
Total Long-Term Fixed Income
(cost $72,423,844) 71,402,826
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
16,490,625 Thrivent Cash Management Trust 16,490,625
Total Collateral Held for
Securities Loaned
(cost $16,490,625) 16,490,625
Shares or
Principal
Amount Short-Term Investments ( 13.1% ) Value
Federal Home Loan Bank Discount
Notes
3,400,000 0.985%, 8/3/2022
f,g
3,399,589
1,000,000 1.110%, 8/9/2022
f
999,517
100,000 1.040%, 8/10/2022
f,g
99,946
200,000 1.105%, 8/12/2022
f
199,867
5,000,000 1.085%, 8/17/2022
f,g
4,995,166
1,900,000 1.140%, 8/18/2022
f,g
1,898,049
8,100,000 1.150%, 8/19/2022
f,g
8,091,191
200,000 1.960%, 9/7/2022
f,g
199,528
100,000 2.200%, 9/8/2022
f,g
99,760
1,400,000 1.728%, 9/13/2022
f,g
1,396,203
900,000 1.810%, 9/14/2022
f,g
897,502
100,000 2.220%, 9/23/2022
f,g
99,666
1,500,000 2.400%, 10/14/2022
f,g
1,492,615
Thrivent Core Short-Term Reserve
Fund
23,286,332 2.100% 232,863,325
Total Short-Term Investments
(cost $256,666,551) 256,731,924
Total Investments (cost
$1,723,021,460) 101.6% $1,996,449,561
Other Assets and Liabilities, Net
(1.6%) (32,161,476)
Total Net Assets 100.0% $1,964,288,085

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $202,618 or 0.0% of total net assets.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of July 29, 2022:
Securities Lending Transactions
Common Stock $ 16,396,587
Total lending $16,396,587
Gross amount payable upon return of
collateral for securities loaned $16,490,625
Net amounts due to counterparty $94,038
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 37,665,825 37,665,825 – –
Consumer Discretionary 90,418,787 90,418,787 – –
Consumer Staples 37,161,804 37,161,804 – –
Energy 35,228,946 35,228,946 – –
Financials 115,149,793 113,409,791 1,740,002 –
Health Care 115,106,342 115,106,342 – –
Industrials 133,946,352 132,546,290 1,400,062 –
Information Technology 156,878,283 154,464,142 2,414,141 –
Materials 41,350,212 40,548,375 801,837 –
Real Estate 42,315,492 42,315,492 – –
Utilities 25,446,697 25,446,697 – –
Registered Investment Companies
Unaffiliated 18,985,750 18,985,750 – –
Affiliated 630,955,235 606,117,068 24,838,167 –
Long-Term Fixed Income
Collateralized Mortgage Obligations 21,322 – 21,322 –
Commercial Mortgage-Backed Securities 481,605 – 481,605 –
Mortgage-Backed Securities 29,617,786 – 29,617,786 –
U.S. Government & Agencies 41,282,113 – 41,282,113 –
Short-Term Investments 23,868,599 – 23,868,599 –
Subtotal Investments in Securities $1,575,880,943 $1,449,415,309 $126,465,634 $–
Other Investments  * Total
Affiliated Registered Investment Companies 171,214,668
Affiliated Short-Term Investments 232,863,325
Collateral Held for Securities Loaned 16,490,625
Subtotal Other Investments $420,568,618
Total Investments at Value $1,996,449,561
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,787,410 10,787,410 – –
Total Asset Derivatives $10,787,410 $10,787,410 $– $–
Liability Derivatives
Futures Contracts 3,324,812 3,324,812 – –
Total Liability Derivatives $3,324,812 $3,324,812 $– $–
The following table presents Aggressive Allocation Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling
$20,994,791 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 35 September 2022 $ 4,188,339 $ 51,583
CBOT U.S. Long Bond 12 September 2022 1,638,414 89,586
CME E-mini Russell 2000 Index 7 September 2022 635,637 24,218
CME E-mini S&P 500 Index 1,466 September 2022 293,212,255 9,773,295
CME Ultra Long Term U.S. Treasury Bond 15 September 2022 2,376,261 (1,573)
ICE mini MSCI EAFE Index 665 September 2022 64,059,822 847,503
ICE US mini MSCI Emerging Markets Index 237 September 2022 12,188,193 (355,968)
Total Futures Long Contracts $ 378,298,921 $ 10,428,644
CBOT 2-Yr. U.S. Treasury Note (8) September 2022 ( $ 1,684,913) $ 1,225
CBOT 5-Yr. U.S. Treasury Note (32) September 2022 (3,602,916) (36,334)
CME E-mini Russell 2000 Index (648) September 2022 (59,501,442) (1,582,278)
CME E-mini S&P Mid-Cap 400 Index (616) September 2022 (153,574,039) (1,313,001)
Ultra 10-Yr. U.S. Treasury Note (12) September 2022 (1,539,342) (35,658)
Total Futures Short Contracts ( $ 219,902,652) ($2,966,046)
Total Futures Contracts $ 158,396,269 $7,462,598

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $53,722 $4,739 $– $42,902 4,977 2.2%
Core International Equity 61,763 2,859 – 52,010 5,690 2.6
Core Low Volatility Equity 78,641 11,797 – 76,302 6,148 3.9
Core Small Cap Value — 24,280 – 24,838 2,634 1.3
Global Stock, Class S 55,662 7,167 – 47,703 1,930 2.4
High Yield, Class S 7,278 256 – 6,743 1,617 0.3
Income, Class S 5,089 194 – 4,491 541 0.2
International Allocation, Class S 158,471 14,068 – 132,540 14,236 6.7
Large Cap Growth, Class S 190,685 10,719 – 146,272 9,370 7.4
Large Cap Value, Class S 102,680 7,704 – 99,344 3,697 5.1
Limited Maturity Bond, Class S 7,537 95 – 7,267 604 0.4
Mid Cap Stock, Class S 127,717 12,583 – 111,676 3,407 5.7
Small Cap Stock, Class S 54,275 5,582 – 50,082 1,691 2.6
Total Affiliated Registered Investment
Companies 903,520 802,170 40.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 257,301 396,968 421,406 232,863 23,286 11.9
Total Affiliated Short-Term Investments 257,301 232,863 11.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,677 324,325 320,511 16,491 16,491 0.8
Total Collateral Held for Securities Loaned 12,677 16,491 0.8
Total Value $1,173,498 $1,051,524
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– ($15,559) $3,576 $1,164
Core International Equity – (12,612) – 2,860
Core Low Volatility Equity Fund – (14,136) 10,680 1,118
Core Small Cap Value – 558 – –
Global Stock, Class S – (15,126) 6,554 611
High Yield, Class S – (791) – 255
Income, Class S – (792) 83 110
International Allocation, Class S – (39,999) 10,453 3,615
Large Cap Growth, Class S – (55,132) 10,719 –
Large Cap Value, Class S – (11,040) 6,416 1,289
Limited Maturity Bond, Class S – (365) 4 91
Mid Cap Stock, Class S – (28,624) 12,466 118
Small Cap Stock, Class S – (9,775) 5,286 296
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% – – – 1,383
Total Income/Non Income Cash from Affiliated Investments $12,910
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 38
Total Affiliated Income from Securities Loaned, Net $38
Total $– ($203,393) $66,244

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.2% )
a
Value
Basic Materials (0.5%)
Flexsys Holdings, Inc., Term Loan
$ 433,912
7.622%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 399,200
Innophos Holdings, Inc., Term
Loan
307,912
5.872%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
297,905
Momentive Performance Materials
USA, LLC, Term Loan
291,000
5.630%,  (LIBOR 1M +
3.250%), 5/15/2024
b
286,361
Nouryon USA, LLC, Term Loan
607,829
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
588,378
Venator Finance SARL, Term Loan
374,109
5.372%,  (LIBOR 1M +
3.000%), 8/8/2024
b
348,273
Total 1,920,117
Capital Goods (2.0%)
Advanced Drainage Systems, Inc.,
Term Loan
59,965
3.949%,  (LIBOR 1M +
2.250%), 9/24/2026
b
59,928
AZZ, Inc., Term Loan
157,000
6.861%,  (TSFR1M +
4.250%), 5/13/2029
b
152,945
Bingo Industries, Ltd., Term Loan
158,800
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
149,669
BW Holding, Inc., Delayed Draw
74,795
5.631%,  (LIBOR 3M +
4.000%), 12/14/2028
b
69,279
BW Holding, Inc., Term Loan
463,125
6.427%,  (LIBOR 1M +
4.000%), 12/14/2028
b
428,970
CP Atlas Buyer, Inc., Term Loan
103,708
6.122%,  (LIBOR 1M +
3.750%), 11/23/2027
b
90,721
Foley Products Company, LLC,
Term Loan
389,025
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
367,142
Gemini HDPE, LLC, Term Loan
444,926
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
433,060
GFL Environmental, Inc., Term
Loan
443,250
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
438,755
Grinding Media, Inc., Term Loan
441,662
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
411,850
Groupe Solmax, Inc., Term Loan
413,406
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
352,085
HRNI Holdings, LLC, Term Loan
215,650
6.622%,  (LIBOR 1M +
4.250%), 12/10/2028
b
203,520
Hyperion Materials &
Technologies, Inc., Term Loan
261,187
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
248,781
Principal
Amount Bank Loans (8.2%)
a
Value
Capital Goods (2.0%) - continued
LABL, Inc., Term Loan
$ 111,938
7.372%,  (LIBOR 1M +
5.000%), 10/29/2028
b
$ 106,201
LRS Holdings, LLC, Term Loan
225,865
6.622%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
215,701
LTR Intermediate Holdings, Inc.,
Term Loan
241,779
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
218,205
Mauser Packaging Solutions
Holding Company, Term Loan
474,018
5.037%,  (LIBOR 1M +
3.250%), 4/3/2024
b
452,588
Natgasoline, LLC, Term Loan
376,350
5.875%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
361,296
Novae, LLC, Delayed Draw
129,675
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
121,463
Novae, LLC, Term Loan
453,863
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
425,119
Pactiv Evergreen Group Holdings,
Inc., Term Loan
398,925
5.622%,  (LIBOR 1M +
3.250%), 2/5/2026
b
386,127
Quikrete Holdings Inc., Term Loan
259,350
5.372%,  (LIBOR 1M +
3.000%), 6/11/2028
b
246,167
RLG Holdings, LLC, Term Loan
236,911
6.622%,  (LIBOR 1M +
4.250%), 7/8/2028
b
225,461
Smyrna Ready Mix Concrete, LLC,
Term Loan
395,000
6.677%,  (TSFR1M +
4.250%), 4/1/2029
b,c
379,200
TransDigm, Inc., Term Loan
1,092,000
4.622%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,058,901
TricorBraun Holdings, Inc., Term
Loan
257,478
5.622%,  (LIBOR 1M +
3.250%), 3/3/2028
b
243,546
Trident TPI Holdings, Inc., Delayed
Draw
32,365
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
30,727
Trident TPI Holdings, Inc., Term
Loan
228,275
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
216,720
Venga Finance SARL, Term Loan
226,000
6.713%,  (LIBOR 2M +
4.750%), 7/1/2029
b,c
208,485
Waterlogic USA Holdings, Inc.,
Term Loan
238,200
7.122%,  (LIBOR 1M +
4.750%), 8/12/2028
b
233,734
Total 8,536,346

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.2%)
a
Value
Communications Services (1.4%)
Audacy Capital Corporation, Term
Loan
$ 392,069
4.846%,  (LIBOR 1M +
2.500%), 11/17/2024
b
$ 346,001
Cablevision Lightpath, LLC, Term
Loan
466,687
5.249%,  (LIBOR 1M +
3.250%), 12/1/2027
b
447,787
Cengage Learning, Inc., Term
Loan
426,775
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
390,320
CMG Media Corporation, Term
Loan
265,283
5.872%,  (LIBOR 1M +
3.500%), 12/17/2026
b
248,504
CommScope, Inc., Term Loan
807,175
5.622%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
758,744
DIRECTV Financing, LLC, Term
Loan
456,925
7.372%,  (LIBOR 1M +
5.000%), 8/2/2027
b
430,460
E.W. Scripps Company, Term Loan
165,750
5.122%,  (LIBOR 1M +
2.750%), 1/7/2028
b
161,469
iHeartCommunications, Inc., Term
Loan
324,602
5.372%,  (LIBOR 1M +
3.000%), 5/1/2026
b
306,343
Metronet Systems Holdings, LLC,
Term Loan
420,538
5.695%,  (LIBOR 1M +
3.750%), 6/2/2028
b
400,112
NEP Group, Inc., Term Loan
627,250
5.622%,  (LIBOR 1M +
3.250%), 10/20/2025
b
588,831
126,000
9.372%,  (LIBOR 1M +
7.000%), 10/19/2026
b
115,369
Nexstar Media, Inc., Term Loan
455,472
4.872%,  (LIBOR 1M +
2.500%), 9/19/2026
b
449,893
ORBCOMM, Inc., Term Loan
233,238
6.622%,  (LIBOR 1M +
4.250%), 9/1/2028
b
217,300
Sharp Midco, LLC, Term Loan
93,765
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
89,546
Univision Communications, Inc.,
Term Loan
214,463
5.622%,  (LIBOR 1M +
3.250%), 1/31/2029
b
204,947
Voyage Australia, Pty. Ltd., Term
Loan
223,313
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
213,822
Xplornet Communications, Inc.,
Term Loan
233,238
6.372%,  (LIBOR 1M +
4.000%), 10/1/2028
b
206,457
205,000
9.372%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
179,888
Principal
Amount Bank Loans (8.2%)
a
Value
Communications Services (1.4%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 396,401
5.372%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 365,411
Total 6,121,204
Consumer Cyclical (0.9%)
ACProducts Holdings, Inc., Term
Loan
569,250
6.062%,  (LIBOR 3M +
4.250%), 5/17/2028
b
403,815
Adient US, LLC, Term Loan
123,750
5.622%,  (LIBOR 1M +
3.250%), 4/8/2028
b
119,690
AI Aqua Merger Sub, Inc., Term
Loan
264,375
5.436%,  (TSFR1M +
3.750%), 7/30/2028
b
249,173
Allen Media, LLC, Term Loan
128,080
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
111,942
American Trailer World
Corporation, Term Loan
362,843
6.177%,  (LIBOR 1M +
3.750%), 3/3/2028
b
313,155
Caesars Resort Collection, LLC,
Term Loan
124,270
5.872%,  (LIBOR 1M +
3.500%), 7/20/2025
b
121,569
Carnival Corporation, Term Loan
212,292
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
201,754
Golden Entertainment, Inc., Term
Loan
764,694
5.300%,  (LIBOR 1M +
3.000%), 10/20/2024
b
751,312
Great Canadian Gaming
Corporation, Term Loan
145,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
140,287
PetSmart, LLC, Term Loan
252,450
6.120%,  (LIBOR 1M +
3.750%), 2/12/2028
b
242,877
Secure Acquisition, Inc., Delayed
Draw
36,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
33,660
Secure Acquisition, Inc., Term
Loan
245,385
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
229,435
Staples, Inc., Term Loan
173,179
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
158,795
287,032
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
247,775
Tenneco, Inc., Term Loan
230,814
5.372%,  (LIBOR 1M +
3.000%), 10/1/2025
b
226,660
Voyage Digital NZ/US, Term Loan
390,000
5.774%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
380,250
Total 3,932,149

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.2%)
a
Value
Consumer Non-Cyclical (1.6%)
Alltech, Inc., Term Loan
$ 212,930
6.372%,  (LIBOR 1M +
4.000%), 10/15/2028
b
$ 200,953
Bausch Health Companies, Inc.,
Term Loan
609,000
7.174%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
510,799
Blue Ribbon, LLC, Term Loan
283,938
7.713%,  (LIBOR 1M +
6.000%), 5/7/2028
b
256,432
Chobani, LLC, Term Loan
240,712
5.872%,  (LIBOR 1M +
3.500%), 10/23/2027
b
224,164
City Brewing Company, LLC, Term
Loan
568,483
5.298%,  (LIBOR 1M +
3.500%), 4/5/2028
b
492,687
CNT Holdings I Corporation, Term
Loan
311,062
5.372%,  (LIBOR 1M +
3.500%), 11/8/2027
b
300,661
90,000
7.500%,  (LIBOR 1M +
6.750%), 11/6/2028
b
85,725
Del Monte Foods, Inc., Term Loan
146,000
6.451%,  (SOFRRATE +
4.250%), 5/16/2029
b,c
140,160
Gainwell Acquisition Corporation,
Term Loan
424,612
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
411,164
Global Medical Response, Inc.,
Term Loan
1,131,385
5.963%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,078,708
Herens US Holdco Corporation,
Term Loan
396,012
6.250%,  (LIBOR 3M +
4.000%), 7/3/2028
b
342,749
Mamba Purchaser, Inc., Term Loan
40,000
8.662%,  (LIBOR 1M +
6.500%), 10/14/2029
b
38,300
Packaging Coordinators Midco,
Inc., Term Loan
225,289
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
216,399
Pegasus Bidco BV, Term Loan
209,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,c,d,e
200,640
Precision Medicine Group, LLC,
Delayed Draw
20,031
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
18,979
Precision Medicine Group, LLC,
Term Loan
438,733
5.250%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
415,699
Prime Security Services Borrower,
LLC, Term Loan
1,209,688
4.463%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,173,566
Principal
Amount Bank Loans (8.2%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Spectrum Group Buyer, Inc., Term
Loan
$ 601,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
$ 570,950
Total 6,678,735
Energy (0.1%)
GIP II Blue Holding, LP, Term Loan
329,013
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
320,238
Total 320,238
Financials (0.2%)
Asurion, LLC, Term Loan
147,750
5.622%,  (LIBOR 1M +
3.250%), 12/23/2026
b
138,578
225,000
7.622%,  (LIBOR 1M +
5.250%), 2/3/2028
b
192,375
285,000
7.622%,  (LIBOR 1M +
5.250%), 1/15/2029
b
243,390
Rinchem Company, LLC, Term
Loan
97,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
91,422
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
146,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
132,860
Tiger Acquisition, LLC, Term Loan
143,550
5.622%,  (LIBOR 1M +
3.250%), 6/1/2028
b
132,676
Total 931,301
Technology (0.7%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
531,806
6.305%,  (LIBOR 1M +
3.500%), 8/21/2026
b
484,012
Crown Subsea Communications
Holding, Inc., Term Loan
340,582
6.463%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
323,553
Gogo Intermediate Holdings, LLC,
Term Loan
366,300
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
356,410
Gridiron Fiber Corporation, Term
Loan
252,368
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
237,384
Lummus Technology Holdings V,
LLC, Term Loan
267,832
5.872%,  (LIBOR 1M +
3.500%), 6/30/2027
b
251,628
Rackspace Technology Global,
Inc., Term Loan
478,937
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
439,052
Redstone Holdco 2 LP, Term Loan
231,336
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
195,093
132,903
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
111,057

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.2%)
a
Value
Technology (0.7%) - continued
SS&C Technologies, Inc., Term
Loan
$ 56,696
4.122%,  (LIBOR 1M +
1.750%), 4/16/2025
b
$ 55,306
53,901
4.122%,  (LIBOR 1M +
1.750%), 4/16/2025
b
52,579
Zayo Group Holdings, Inc., Term
Loan
399,000
6.577%,  (TSFR1M +
4.250%), 6/1/2027
b
376,473
Total 2,882,547
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
590,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
580,413
Air Canada, Term Loan
150,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
144,161
Hertz Corporation, Term Loan
113,850
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
109,118
21,673
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
20,772
SkyMiles IP, Ltd., Term Loan
630,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
635,828
United Airlines, Inc., Term Loan
241,938
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
232,441
Total 1,722,733
Utilities (0.4%)
Constellation Renewables, LLC,
Term Loan
122,682
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
119,871
CQP Holdco, LP, Term Loan
514,800
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
498,857
EnergySolutions, LLC, Term Loan
266,306
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
243,670
Freeport LNG Investments, LLP,
Term Loan
420,333
6.210%,  (LIBOR 3M +
3.500%), 12/21/2028
b
393,536
GIP III Stetson I, LP, Term Loan
248,965
6.622%,  (LIBOR 1M +
4.250%), 7/18/2025
b
233,716
Osmose Utilities Services, Inc.,
Term Loan
94,288
5.622%,  (LIBOR 1M +
3.250%), 6/22/2028
b
87,491
PG&E Corporation, Term Loan
209,321
5.375%,  (LIBOR 1M +
3.000%), 6/23/2025
b
201,798
Total 1,778,939
Total Bank Loans
(cost $36,846,038) 34,824,309
Principal
Amount Long-Term Fixed Income ( 37.4% ) Value
Asset-Backed Securities (2.2%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
$ 185,619
381,185
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
355,847
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
183,786
Anchorage Capital CLO 21, Ltd.
250,000
5.110%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
234,776
Ares XL CLO, Ltd.
250,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
230,172
Babson CLO, Ltd.
300,000
5.610%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
277,404
Barings CLO, Ltd.
400,000
5.860%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
368,711
Business Jet Securities, LLC
290,110
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
282,573
CarVal CLO, Ltd.
300,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
277,602
College Avenue Student Loans,
LLC
96,402
3.909%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
95,461
Colony American Finance, Ltd.
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
322,734
Dewolf Park CLO, Ltd.
350,000
5.362%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
325,423
Foundation Finance Trust
4,204
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
4,203
Galaxy XIX CLO, Ltd.
250,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
232,053
Harley Marine Financing, LLC
369,526
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
359,858
Home RE, Ltd.
325,000
5.014%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
319,333
Longfellow Place CLO, Ltd.
325,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
313,133
Madison Park Funding XXI, Ltd.
275,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
259,768

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Asset-Backed Securities (2.2%) - continued
Mountain View CLO, Ltd.
$ 400,000
5.090%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
$ 379,834
Neuberger Berman CLO, Ltd.
350,000
5.512%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
320,962
OCP CLO, Ltd.
250,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
233,770
OZLM IX, Ltd.
400,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
384,708
OZLM VIII, Ltd.
300,000
4.390%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
285,400
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
526,515
ROC Securities Trust Series
225,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
205,751
Sculptor CLO, Ltd.
250,000
5.110%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
234,442
Sound Point CLO XXI, Ltd.
700,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
670,449
Stratus CLO, Ltd.
425,000
5.210%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
386,858
TCI-Flatiron CLO, Ltd.
500,000
4.581%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
477,047
Whitebox CLO III, Ltd.
300,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
280,447
Wind River CLO, Ltd.
175,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
165,964
Total 9,180,603
Basic Materials (0.4%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
f
78,977
Anglo American Capital plc
57,000 3.875%,  3/16/2029
f
53,496
Avient Corporation
24,000 7.125%,  8/1/2030
e,f
24,730
Chemours Company
60,000 5.750%,  11/15/2028
f
57,179
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 49,765
Principal
Amount Long-Term Fixed Income (37.4%) Value
Basic Materials (0.4%) - continued
$ 30,000 4.625%,  3/1/2029
f,h
$ 28,001
Consolidated Energy Finance SA
104,000 5.625%,  10/15/2028
f
84,734
Ecolab, Inc.
51,000 2.125%,  2/1/2032 44,851
EverArc Escrow Sarl
55,000 5.000%,  10/30/2029
f
48,329
First Quantum Minerals, Ltd.
115,000 6.875%,  10/15/2027
f
109,538
Freeport-McMoRan, Inc.
118,000 4.625%,  8/1/2030 113,209
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
f
55,281
Hecla Mining Company
30,000 7.250%,  2/15/2028 29,552
Hudbay Minerals, Inc.
60,000 4.500%,  4/1/2026
f
49,635
Ingevity Corporation
90,000 3.875%,  11/1/2028
f
79,858
LYB International Finance III, LLC
52,000 1.250%,  10/1/2025 47,684
Mercer International, Inc.
50,000 5.125%,  2/1/2029 46,813
Methanex Corporation
75,000 4.250%,  12/1/2024 72,281
Mosaic Company
14,000 3.250%,  11/15/2022 14,000
86,000 4.050%,  11/15/2027 86,073
Novelis Corporation
25,000 3.250%,  11/15/2026
f
23,264
30,000 4.750%,  1/30/2030
f
27,751
25,000 3.875%,  8/15/2031
f
21,375
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 77,408
OCI NV
50,000 4.625%,  10/15/2025
f
48,250
Olin Corporation
100,000 5.125%,  9/15/2027 96,190
5,000 5.625%,  8/1/2029 4,800
SCIL USA Holdings, LLC
71,000 5.375%,  11/1/2026
f
59,396
SPCM SA
65,000 3.375%,  3/15/2030
f
52,307
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
f
56,847
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
f
37,517
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
f
47,855
United States Steel Corporation
102,000 6.875%,  3/1/2029
h
97,963
Westlake Corporation
37,000 3.600%,  8/15/2026 36,533
Total 1,861,442
Capital Goods (0.9%)
Advanced Drainage Systems, Inc.
67,000 6.375%,  6/15/2030
f
67,514
AECOM
105,000 5.125%,  3/15/2027 106,469
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
f
63,101
5,000 4.625%,  5/15/2030
f
4,455

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Capital Goods (0.9%) - continued
ARD Finance SA
$ 21,000 6.500%,  6/30/2027
f
$ 15,892
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
70,000 5.250%,  8/15/2027
f
53,246
24,000 5.250%,  8/15/2027
f
18,256
Boeing Company
29,000 1.950%,  2/1/2024 28,205
66,000 4.875%,  5/1/2025 66,981
43,000 2.196%,  2/4/2026 40,039
56,000 3.250%,  3/1/2028 52,063
84,000 5.150%,  5/1/2030 84,792
Bombardier, Inc.
64,000 7.125%,  6/15/2026
f
59,418
60,000 7.875%,  4/15/2027
f
55,500
55,000 6.000%,  2/15/2028
f
47,454
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
f
32,414
Carrier Global Corporation
76,000 2.722%,  2/15/2030 68,275
Caterpillar Financial Services
Corporation
64,000 3.400%,  5/13/2025 64,337
Chart Industries, Inc., Convertible
43,000 1.000%,  11/15/2024
f
144,727
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
f
9,087
18,000 8.750%,  4/15/2030
f
17,168
CNH Industrial Capital, LLC
17,000 1.950%,  7/2/2023 16,660
Cornerstone Building Brands, Inc.
47,000 6.125%,  1/15/2029
f
31,490
Covert Mergeco, Inc.
48,000 4.875%,  12/1/2029
f
42,755
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
f
39,375
General Electric Company
48,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
b,i
44,760
GFL Environmental, Inc.
49,000 4.000%,  8/1/2028
f
44,207
94,000 3.500%,  9/1/2028
f
85,070
H&E Equipment Services, Inc.
106,000 3.875%,  12/15/2028
f
91,955
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
f
56,191
Howmet Aerospace, Inc.
65,000 6.875%,  5/1/2025 68,413
110,000 3.000%,  1/15/2029 98,692
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 53,981
JELD-WEN, Inc.
28,000 4.625%,  12/15/2025
f
25,830
John Deere Capital Corporation
81,000 2.800%,  7/18/2029 77,363
41,000 3.900%,  6/7/2032 42,249
KBR, Inc., Convertible
150,000 2.500%,  11/1/2023 317,625
Mauser Packaging Solutions
Holding Company
50,000 5.500%,  4/15/2024
f
49,456
Principal
Amount Long-Term Fixed Income (37.4%) Value
Capital Goods (0.9%) - continued
$ 60,000 7.250%,  4/15/2025
f
$ 55,022
Meritage Homes Corporation
56,000 3.875%,  4/15/2029
f
49,337
Meritor, Inc.
45,000 4.500%,  12/15/2028
f
44,663
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
f
59,238
Nesco Holdings II, Inc.
40,000 5.500%,  4/15/2029
f
34,700
New Enterprise Stone and Lime
Company, Inc.
80,000 5.250%,  7/15/2028
f
69,800
OI European Group BV
81,000 4.750%,  2/15/2030
f
67,937
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 61,089
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
f
50,000
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
f
44,250
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 63,038
Patrick Industries, Inc., Convertible
70,000 1.000%,  2/1/2023 69,135
44,000 1.750%,  12/1/2028
f
37,510
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
f
58,726
Raytheon Technologies
Corporation
89,000 4.125%,  11/16/2028 90,299
Republic Services, Inc.
37,000 3.950%,  5/15/2028 37,177
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
f
92,789
Sunpower Corporation,
Convertible
55,000 4.000%,  1/15/2023 59,043
Textron, Inc.
56,000 3.650%,  3/15/2027 54,843
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
f
26,850
TransDigm, Inc.
40,000 6.250%,  3/15/2026
f
40,192
200,000 5.500%,  11/15/2027 188,798
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 69,884
50,000 4.000%,  7/15/2030 46,000
Victors Merger Corporation
29,000 6.375%,  5/15/2029
f
16,265
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 18,593
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
f
27,750
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
f
93,241
Total 3,911,634
Collateralized Mortgage Obligations (1.8%)
Banc of America Alternative Loan
Trust
292,024
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 262,933

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Banc of America Mortgage
Securities Trust
$ 85,590
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 79,881
29,629
2.771%,  9/25/2035, Ser.
2005-H, Class 2A1
b
26,660
Business Jet Securities, LLC
57,764
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
53,679
CHL Mortgage Pass-Through Trust
52,822
2.902%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
52,232
216,612
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 134,099
CHNGE Mortgage Trust
262,379
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
249,429
394,815
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
386,787
Citigroup Mortgage Loan Trust,
Inc.
180,762
2.996%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
160,870
Countrywide Home Loan
Mortgage Pass Through Trust
96,970
2.487%,  11/25/2035, Ser.
2005-22, Class 2A1
b
86,478
Credit Suisse Mortgage Trust
236,530
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
209,714
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
148,584
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 140,193
Federal Home Loan Mortgage
Corporation
451,618
3.500%,  8/15/2035, Ser.
345, Class C8
j
51,010
Federal Home Loan Mortgage
Corporation - REMIC
299,190
3.000%,  5/15/2027, Ser.
4046, Class GI
j
12,741
358,528
3.500%,  10/15/2032, Ser.
4119, Class KI
j
39,788
439,759
3.000%,  4/15/2033, Ser.
4203, Class DI
j
28,299
Federal National Mortgage
Association - REMIC
380,813
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
16,613
343,303
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
13,444
493,011
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
18,128
857,845
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
45,444
467,075
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
19,820
258,478
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
11,471
606,728
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
25,876
864,556
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
35,790
Principal
Amount Long-Term Fixed Income (37.4%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
$ 369,160
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
$ 17,767
366,484
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
14,580
335,577
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
32,432
Flagstar Mortgage Trust
177,214
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
163,759
Genworth Mortgage Insurance
Corporation
200,000
3.414%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
197,651
GMAC Mortgage Corporation
Loan Trust
76,610
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
71,070
15,197
2.759%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
7,773
GMACM Mortgage Loan Trust
51,176
3.594%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
48,262
IndyMac INDA Mortgage Loan
Trust
567,418
3.362%,  8/25/2036, Ser.
2006-AR1, Class A1
b
480,366
J.P. Morgan Alternative Loan Trust
80,026
3.161%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
78,656
J.P. Morgan Mortgage Trust
230,201
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
193,988
Legacy Mortgage Asset Trust
173,920
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
170,034
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
404,047
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
210,854
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
220,851
Radnor Re, Ltd.
475,000
4.959%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
474,408
Residential Accredit Loans, Inc.
Trust
100,407
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 89,272
75,353
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 65,047
Residential Asset Securitization
Trust
94,064
2.234%,  1/25/2034, Ser.
2004-IP1, Class A1
b
90,496
165,813
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 161,124

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Residential Funding Mortgage
Security I Trust
$ 162,199
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 137,241
Silver Hill Trust
72,066
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
69,400
Starwood Mortgage Residential
Trust
89,857
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
89,714
Structured Adjustable Rate
Mortgage Loan Trust
62,020
3.677%,  7/25/2035, Ser.
2005-15, Class 4A1
b
54,368
Toorak Mortgage Corporation, Ltd.
178,948
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
178,035
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
167,076
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
195,062
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
315,041
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
190,650
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
287,033
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
231,907
Verus Securitization Trust
322,624
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
286,558
Total 7,555,901
Commercial Mortgage-Backed Securities (0.4%)
BANK 2021-BNK36
225,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 200,741
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
270,346
BANK 2022-BNK39
275,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 254,244
Barclays Commercial Mortgage
Securities, LLC
350,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
342,918
BBCMS Mortgage Trust
250,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 226,405
BFLD Trust
175,000
3.699%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
168,414
Principal
Amount Long-Term Fixed Income (37.4%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
GS Mortgage Securities Trust
$ 150,000
3.600%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
b,f
$ 142,908
Total 1,605,976
Communications Services (1.3%)
Altice France SA
20,000 8.125%,  2/1/2027
f
19,749
20,000 5.500%,  1/15/2028
f
17,635
75,000 5.125%,  7/15/2029
f
64,189
73,000 5.500%,  10/15/2029
f
62,785
AMC Networks, Inc.
60,000 4.750%,  8/1/2025 57,600
American Tower Corporation
46,000 3.375%,  5/15/2024 45,608
75,000 4.400%,  2/15/2026 75,456
40,000 1.450%,  9/15/2026 35,769
56,000 3.800%,  8/15/2029 53,554
AT&T, Inc.
118,000 4.300%,  2/15/2030 118,185
Cable One, Inc., Convertible
234,000 1.125%,  3/15/2028 201,240
CCO Holdings, LLC
50,000 5.500%,  5/1/2026
f
50,364
100,000 5.125%,  5/1/2027
f
97,945
203,000 4.750%,  2/1/2032
f
179,274
57,000 4.250%,  1/15/2034
f
47,084
Cengage Learning, Inc.
76,000 9.500%,  6/15/2024
f
71,870
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 46,300
67,000 4.908%,  7/23/2025 67,899
56,000 5.050%,  3/30/2029 55,747
Clear Channel Worldwide
Holdings, Inc.
56,000 5.125%,  8/15/2027
f
51,790
56,000 7.750%,  4/15/2028
f
45,042
Comcast Corporation
45,000 2.350%,  1/15/2027 43,086
93,000 3.400%,  4/1/2030 90,529
Consolidated Communications,
Inc.
56,000 5.000%,  10/1/2028
f
44,244
Crown Castle International
Corporation
62,000 2.900%,  3/15/2027 58,831
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
f
95,000
67,000 6.500%,  2/1/2029
f
64,762
63,000 4.125%,  12/1/2030
f
53,578
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
f
35,634
DIRECTV Holdings, LLC
78,000 5.875%,  8/15/2027
f
72,664
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 39,879
DISH DBS Corporation
29,000 5.250%,  12/1/2026
f
25,085
23,000 7.375%,  7/1/2028 16,394
40,000 5.750%,  12/1/2028
f
32,450

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Communications Services (1.3%) - continued
Entercom Media Corporation
$ 87,000 6.500%,  5/1/2027
f
$ 43,065
Frontier Communications
Corporation
28,000 6.750%,  5/1/2029
f
24,920
Frontier Communications
Holdings, LLC
70,000 5.875%,  10/15/2027
f
68,960
17,000 8.750%,  5/15/2030
f
18,052
GCI, LLC
60,000 4.750%,  10/15/2028
f
54,684
Gray Escrow II, Inc.
125,000 5.375%,  11/15/2031
f
110,312
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
55,881
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 29,212
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
f
53,903
Iliad Holding SASU
61,000 6.500%,  10/15/2026
f
58,551
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
f
47,568
Level 3 Financing, Inc.
89,000 4.625%,  9/15/2027
f
81,350
85,000 4.250%,  7/1/2028
f
74,158
Magallanes, Inc.
42,000 3.638%,  3/15/2025
f
41,118
61,000 4.054%,  3/15/2029
f
58,057
41,000 4.279%,  3/15/2032
f
38,264
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
f
63,737
Netflix, Inc.
45,000 5.875%,  2/15/2025 46,575
50,000 4.875%,  4/15/2028 49,644
79,000 5.875%,  11/15/2028 81,955
Nexstar Escrow Corporation
37,000 5.625%,  7/15/2027
f
37,103
NTT Finance Corporation
45,000 1.162%,  4/3/2026
f
41,156
Omnicom Group, Inc.
57,000 4.200%,  6/1/2030 56,070
Paramount Global
75,000 6.375%,  3/30/2062
b
70,840
36,000 4.750%,  5/15/2025 36,569
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
f
31,739
Rogers Communications, Inc.
65,000 5.250%,  3/15/2082
b,f
59,564
40,000 3.200%,  3/15/2027
f
39,093
S&P Global, Inc.
41,000 2.900%,  3/1/2032
f
38,018
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
f
36,782
30,000 5.375%,  1/15/2031
f
25,125
Scripps Escrow, Inc.
40,000 5.875%,  7/15/2027
f
38,320
Sinclair Television Group, Inc.
104,000 5.500%,  3/1/2030
f
83,038
Sirius XM Radio, Inc.
90,000 5.000%,  8/1/2027
f
89,259
Principal
Amount Long-Term Fixed Income (37.4%) Value
Communications Services (1.3%) - continued
$ 40,000 4.000%,  7/15/2028
f
$ 37,160
Sprint Capital Corporation
144,000 6.875%,  11/15/2028 161,640
50,000 8.750%,  3/15/2032 64,750
Sprint Corporation
205,000 7.625%,  2/15/2025 218,807
TEGNA, Inc.
109,000 4.625%,  3/15/2028 106,463
Telesat Canada
30,000 4.875%,  6/1/2027
f
17,663
10,000 6.500%,  10/15/2027
f
4,149
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 50,405
75,000 3.875%,  4/15/2030 72,144
20,000 2.875%,  2/15/2031 17,700
Twitter, Inc.
14,000 3.875%,  12/15/2027
f
13,321
Twitter, Inc., Convertible
300,000 Zero Coupon,  3/15/2026 276,450
United States Cellular Corporation
60,000 6.700%,  12/15/2033 59,621
Uniti Fiber Holdings, Inc.,
Convertible
52,000 4.000%,  6/15/2024
f
56,095
Uniti Group, LP
20,000 4.750%,  4/15/2028
f
17,602
Univision Communications, Inc.
105,000 6.625%,  6/1/2027
f
105,263
VeriSign, Inc.
40,000 4.750%,  7/15/2027 39,749
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 68,606
56,000 3.150%,  3/22/2030 52,855
37,000 2.550%,  3/21/2031 32,877
93,000 2.355%,  3/15/2032 80,322
Vodafone Group plc
54,000 7.000%,  4/4/2079
b
56,768
VTR Finance NV
45,000 6.375%,  7/15/2028
f
27,150
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
f
79,371
Walt Disney Company
38,000 3.800%,  3/22/2030 38,146
Zayo Group Holdings, Inc.
38,000 4.000%,  3/1/2027
f
33,260
Total 5,708,200
Consumer Cyclical (1.6%)
1011778 B.C., ULC
90,000 4.375%,  1/15/2028
f
83,413
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
57,000 10.500%,  2/15/2028
f
27,824
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
f
29,069
105,000 4.625%,  6/1/2028
f
93,229
30,000 6.000%,  6/1/2029
f
23,062
Allison Transmission, Inc.
85,000 3.750%,  1/30/2031
f
73,418
Amazon.com, Inc.
83,000 3.300%,  4/13/2027 83,558
76,000 1.650%,  5/12/2028 69,552
37,000 1.500%,  6/3/2030 32,187

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Consumer Cyclical (1.6%) - continued
American Axle & Manufacturing,
Inc.
$ 107,000 6.500%,  4/1/2027
h
$ 102,720
Arko Corporation
40,000 5.125%,  11/15/2029
f
33,603
Ashton Woods USA, LLC
40,000 4.625%,  8/1/2029
f
31,006
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 30,544
Bloomin' Brands, Inc., Convertible
21,000 5.000%,  5/1/2025 38,976
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
59,815
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
46,812
Brookfield Property REIT, Inc.
37,000 5.750%,  5/15/2026
f
36,083
Brookfield Residential Properties,
Inc.
60,000 6.250%,  9/15/2027
f
53,907
Burlington Stores, Inc., Convertible
134,000 2.250%,  4/15/2025 137,350
Caesars Entertainment, Inc.
93,000 6.250%,  7/1/2025
f
92,767
35,000 8.125%,  7/1/2027
f
35,000
65,000 4.625%,  10/15/2029
f,h
55,107
Callaway Golf Company,
Convertible
70,000 2.750%,  5/1/2026 102,812
Carnival Corporation
10,000 10.500%,  2/1/2026
f
10,500
61,000 7.625%,  3/1/2026
f
52,476
100,000 5.750%,  3/1/2027
f
80,155
Cedar Fair, LP
28,000 5.375%,  4/15/2027 27,287
77,000 5.250%,  7/15/2029 73,648
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
f
37,921
Cinemark USA, Inc.
74,000 5.875%,  3/15/2026
f,h
71,040
Clarios Global, LP
30,000 8.500%,  5/15/2027
f
30,278
Cushman & Wakefield US
Borrower, LLC
33,000 6.750%,  5/15/2028
f
32,657
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 12,322
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
f
52,554
Dana, Inc.
60,000 5.625%,  6/15/2028 55,847
Darden Restaurants, Inc.
55,000 3.850%,  5/1/2027
h
54,178
Dick's Sporting Goods, Inc.,
Convertible
58,000 3.250%,  4/15/2025 169,505
Empire Communities Corporation
47,000 7.000%,  12/15/2025
f
41,007
Expedia Group, Inc.
64,000 4.625%,  8/1/2027 62,890
65,000 3.250%,  2/15/2030 56,136
Principal
Amount Long-Term Fixed Income (37.4%) Value
Consumer Cyclical (1.6%) - continued
Expedia Group, Inc., Convertible
$ 82,000 Zero Coupon,  2/15/2026 $ 74,459
Ford Motor Company
37,000 3.250%,  2/12/2032 30,895
Ford Motor Company, Convertible
274,000 Zero Coupon,  3/15/2026 291,810
Ford Motor Credit Company, LLC
185,000 4.063%,  11/1/2024 181,994
83,000 2.300%,  2/10/2025 77,790
140,000 4.134%,  8/4/2025 138,075
5,000 2.700%,  8/10/2026 4,544
71,000 2.900%,  2/10/2029 59,653
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
f
35,356
General Motors Company
26,000 6.125%,  10/1/2025 27,332
56,000 6.800%,  10/1/2027 60,561
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 62,868
47,000 1.200%,  10/15/2024 43,964
80,000 2.900%,  2/26/2025 77,707
29,000 2.750%,  6/20/2025 27,728
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 41,040
30,000 5.250%,  7/15/2031 26,086
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
f
17,440
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
f
54,507
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
f
50,000
Hilton Domestic Operating
Company, Inc.
100,000 4.875%,  1/15/2030 97,125
27,000 3.625%,  2/15/2032
f
23,288
Hilton Grand Vacations Borrower
Escrow, LLC
75,000 5.000%,  6/1/2029
f
66,362
Home Depot, Inc.
61,000 3.250%,  4/15/2032 59,441
Hyundai Capital America
29,000 1.800%,  10/15/2025
f
26,587
56,000 3.000%,  2/10/2027
f
52,268
40,000 2.100%,  9/15/2028
f
34,153
International Game Technology plc
76,000 5.250%,  1/15/2029
f
73,391
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
f
29,026
KB Home
55,000 4.800%,  11/15/2029 49,478
Kohl's Corporation
36,000 3.375%,  5/1/2031 27,124
L Brands, Inc.
90,000 6.625%,  10/1/2030
f
85,884
20,000 6.875%,  11/1/2035 18,333
Lennar Corporation
40,000 4.875%,  12/15/2023 40,373
14,000 5.875%,  11/15/2024 14,434
29,000 4.750%,  5/30/2025 29,238
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 58,681
76,000 4.500%,  4/15/2030 77,716

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Consumer Cyclical (1.6%) - continued
Macy's Retail Holdings, LLC
$ 60,000 5.875%,  4/1/2029
f
$ 52,697
40,000 6.125%,  3/15/2032
f
33,633
Magic MergerCo, Inc.
44,000 5.250%,  5/1/2028
f
36,630
Marriott International, Inc.
86,000 3.750%,  10/1/2025 85,120
57,000 4.625%,  6/15/2030 55,778
Mastercard, Inc.
41,000 2.000%,  11/18/2031 36,208
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
f
44,781
McDonald's Corporation
57,000 3.800%,  4/1/2028 57,345
MGM Resorts International
125,000 5.750%,  6/15/2025 123,513
NCL Corporation, Ltd.
69,000 3.625%,  12/15/2024
f
59,340
27,000 5.875%,  2/15/2027
f
24,813
Nissan Motor Company, Ltd.
63,000 3.043%,  9/15/2023
f
62,092
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 54,818
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
f
58,254
PetSmart, Inc./PetSmart Finance
Corporation
80,000 4.750%,  2/15/2028
f
75,918
60,000 7.750%,  2/15/2029
f
57,763
Procter & Gamble Company
38,000 1.200%,  10/29/2030 32,304
Realogy Group, LLC
70,000 5.750%,  1/15/2029
f
57,165
Rite Aid Corporation
24,000 7.500%,  7/1/2025
f
20,865
Royal Caribbean Cruises, Ltd.
99,000 9.125%,  6/15/2023
f
100,496
28,000 11.500%,  6/1/2025
f
29,993
75,000 4.250%,  7/1/2026
f
58,871
Scientific Games International, Inc.
70,000 7.250%,  11/15/2029
f
71,225
20,000 6.625%,  3/1/2030
f
17,950
SeaWorld Parks and
Entertainment, Inc.
27,000 5.250%,  8/15/2029
f
24,206
Six Flags Theme Parks, Inc.
23,000 7.000%,  7/1/2025
f
23,653
Staples, Inc.
52,000 7.500%,  4/15/2026
f
46,020
54,000 10.750%,  4/15/2027
f
40,144
Station Casinos, LLC
47,000 4.625%,  12/1/2031
f
41,021
Take-Two Interactive Software, Inc.
81,000 3.300%,  3/28/2024 80,519
Tapestry, Inc.
38,000 3.050%,  3/15/2032 31,808
Target Corporation
37,000 2.350%,  2/15/2030 33,935
Tenneco, Inc.
70,000 5.000%,  7/15/2026 68,775
Toll Brothers Finance Corporation
56,000 4.350%,  2/15/2028 53,003
Principal
Amount Long-Term Fixed Income (37.4%) Value
Consumer Cyclical (1.6%) - continued
Toyota Motor Credit Corporation
$ 57,000 1.900%,  4/6/2028 $ 52,073
48,000 4.450%,  6/29/2029 49,982
Travel + Leisure Company
50,000 6.625%,  7/31/2026
f
50,851
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
f,h
39,341
Vail Resorts, Inc., Convertible
68,000 Zero Coupon,  1/1/2026 61,838
Volkswagen Group of America
Finance, LLC
88,000 4.250%,  11/13/2023
f
88,403
14,000 3.350%,  5/13/2025
f
13,711
Wabash National Corporation
65,000 4.500%,  10/15/2028
f
53,505
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
32,155
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
f
68,068
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
f
47,594
Total 6,847,103
Consumer Non-Cyclical (1.7%)
AbbVie, Inc.
36,000 2.800%,  3/15/2023 35,802
119,000 3.600%,  5/14/2025 119,020
Albertson's Companies, Inc.
87,000 3.500%,  3/15/2029
f
76,183
Altria Group, Inc.
53,000 4.400%,  2/14/2026 53,558
38,000 4.800%,  2/14/2029 37,757
Anheuser-Busch InBev Worldwide,
Inc.
81,000 4.000%,  4/13/2028 82,855
75,000 4.750%,  1/23/2029 78,961
Aramark Services, Inc.
20,000 6.375%,  5/1/2025
f
20,037
99,000 5.000%,  2/1/2028
f
96,723
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 79,762
AstraZeneca plc
75,000 0.700%,  4/8/2026 68,144
Avantor Funding, Inc.
103,000 4.625%,  7/15/2028
f
99,160
BAT Capital Corporation
51,000 3.222%,  8/15/2024 50,049
BAT International Finance plc
29,000 1.668%,  3/25/2026 26,215
Bausch Health Companies, Inc.
25,000 5.500%,  11/1/2025
f
22,250
44,000 9.000%,  12/15/2025
f
31,900
165,000 5.000%,  1/30/2028
f
87,863
56,000 4.875%,  6/1/2028
f
44,590
Baxter International, Inc.
38,000 2.539%,  2/1/2032 32,988
Becton, Dickinson and Company
56,000 2.823%,  5/20/2030 51,089
BioMarin Pharmaceutical, Inc.,
Convertible
215,000 1.250%,  5/15/2027 215,944
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 59,552

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Consumer Non-Cyclical (1.7%) - continued
Boston Scientific Corporation
$ 28,000 3.450%,  3/1/2024 $ 28,041
Bristol-Myers Squibb Company
62,000 2.950%,  3/15/2032 59,583
Bunge, Ltd. Finance Corporation
86,000 2.750%,  5/14/2031 74,135
Cargill, Inc.
61,000 3.625%,  4/22/2027
f
61,057
39,000 2.125%,  11/10/2031
f
33,982
Centene Corporation
65,000 4.250%,  12/15/2027 63,863
55,000 4.625%,  12/15/2029 54,244
194,000 3.000%,  10/15/2030 173,153
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 69,354
Chobani, LLC/Chobani Finance
Corporation, Inc.
66,000 4.625%,  11/15/2028
f
59,500
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
f
26,663
22,000 8.000%,  12/15/2027
f
20,900
40,000 6.000%,  1/15/2029
f
34,900
119,000 6.875%,  4/15/2029
f
66,045
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 34,205
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 69,916
Coty, Inc.
49,000 5.000%,  4/15/2026
f
48,123
CVS Health Corporation
64,000 4.100%,  3/25/2025 64,902
30,000 4.300%,  3/25/2028 30,495
DaVita, Inc.
44,000 4.625%,  6/1/2030
f
36,080
Diageo Capital plc
35,000 1.375%,  9/29/2025 32,944
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
49,028
Elevance Health, Inc.
57,000 2.550%,  3/15/2031 51,138
Embecta Corporation
21,000 6.750%,  2/15/2030
f
19,289
Encompass Health Corporation
100,000 4.500%,  2/1/2028
h
92,520
Energizer Holdings, Inc.
70,000 4.375%,  3/31/2029
f
57,809
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 32,364
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 55,364
HCA, Inc.
114,000 5.375%,  2/1/2025 116,283
78,000 5.875%,  2/1/2029 81,629
HFC Prestige Products, Inc.
76,000 4.750%,  1/15/2029
f
68,986
HLF Financing SARL, LLC
108,000 4.875%,  6/1/2029
f
79,765
Humana, Inc.
39,000 2.150%,  2/3/2032 33,090
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
f
34,802
Principal
Amount Long-Term Fixed Income (37.4%) Value
Consumer Non-Cyclical (1.7%) - continued
Ionis Pharmaceuticals, Inc.,
Convertible
$ 92,000 0.125%,  12/15/2024 $ 81,006
Jazz Investments I, Ltd.,
Convertible
226,000 2.000%,  6/15/2026 269,492
JBS Finance Luxembourg SARL
58,000 2.500%,  1/15/2027
f
51,554
47,000 3.625%,  1/15/2032
f
39,155
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,000 6.500%,  4/15/2029
f
2,032
Johnson & Johnson
63,000 4.375%,  12/5/2033 67,831
Kraft Heinz Foods Company
100,000 3.875%,  5/15/2027 99,436
Kroger Company
37,000 4.500%,  1/15/2029 37,873
Mattel, Inc.
207,000 3.375%,  4/1/2026
f
196,303
McKesson Corporation
29,000 0.900%,  12/3/2025 26,379
59,000 1.300%,  8/15/2026 53,579
Molina Healthcare, Inc.
80,000 4.375%,  6/15/2028
f
77,000
Mozart Debt Merger Sub, Inc.
57,000 3.875%,  4/1/2029
f
51,514
54,000 5.250%,  10/1/2029
f
48,803
Mylan, Inc.
36,000 4.200%,  11/29/2023 36,024
Newell Brands, Inc.
97,000 4.450%,  4/1/2026 95,755
Organon & Company
89,000 4.125%,  4/30/2028
f
84,150
Owens & Minor, Inc.
46,000 6.625%,  4/1/2030
f
46,007
Par Pharmaceutical, Inc.
65,000 7.500%,  4/1/2027
f
52,379
PepsiCo, Inc.
81,000 3.600%,  2/18/2028 82,507
81,000 1.950%,  10/21/2031 71,854
Performance Food Group, Inc.
54,000 4.250%,  8/1/2029
f
47,984
Perrigo Finance Unlimited
Company
115,000 4.375%,  3/15/2026 113,178
Philip Morris International, Inc.
81,000 1.500%,  5/1/2025 76,648
Pilgrim's Pride Corporation
26,000 5.875%,  9/30/2027
f
26,000
57,000 3.500%,  3/1/2032
f
48,129
Post Holdings, Inc.
54,000 5.750%,  3/1/2027
f
53,865
34,000 5.625%,  1/15/2028
f
33,490
24,000 5.500%,  12/15/2029
f
22,686
51,000 4.500%,  9/15/2031
f
45,263
Prime Security Services Borrower,
LLC/Prime Finance Inc.
150,000 5.750%,  4/15/2026
f
152,441
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,f,i
70,092

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Consumer Non-Cyclical (1.7%) - continued
Roche Holdings, Inc.
$ 59,000 2.076%,  12/13/2031
f
$ 52,403
Royalty Pharma plc
87,000 1.200%,  9/2/2025 79,948
Scotts Miracle-Gro Company
42,000 4.500%,  10/15/2029 35,910
SEG Holding, LLC
80,000 5.625%,  10/15/2028
f
72,004
Simmons Foods, Inc.
109,000 4.625%,  3/1/2029
f
99,513
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
44,875
30,000 5.500%,  7/15/2030
f
27,026
Stryker Corporation
75,000 3.650%,  3/7/2028 74,591
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
f
62,651
Sysco Corporation
37,000 5.950%,  4/1/2030 40,732
Takeda Pharmaceutical Company,
Ltd.
87,000 5.000%,  11/26/2028 90,932
Teleflex, Inc.
100,000 4.625%,  11/15/2027 98,347
Tenet Healthcare Corporation
21,000 4.625%,  7/15/2024 20,984
45,000 6.250%,  2/1/2027
f
45,525
170,000 5.125%,  11/1/2027
f
167,450
30,000 6.125%,  10/1/2028
f
29,250
Teva Pharmaceutical Finance
Netherlands III BV
96,000 3.150%,  10/1/2026 86,664
TreeHouse Foods, Inc.
87,000 4.000%,  9/1/2028 75,690
United Natural Foods, Inc.
37,000 6.750%,  10/15/2028
f
37,231
UnitedHealth Group, Inc.
83,000 4.200%,  5/15/2032 86,705
Valeant Pharmaceuticals
International, Inc.
42,000 8.500%,  1/31/2027
f
26,527
Winnebago Industries, Inc.,
Convertible
96,000 1.500%,  4/1/2025 110,520
Zoetis, Inc.
99,000 3.900%,  8/20/2028 99,110
Total 7,209,551
Energy (1.3%)
Antero Resources Corporation
47,000 5.375%,  3/1/2030
f
46,177
Archrock Partners, LP/Archrock
Partners Finance Corporation
70,000 6.250%,  4/1/2028
f
63,344
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
37,000 6.625%,  7/15/2026
f
34,807
BP Capital Markets America, Inc.
120,000 4.234%,  11/6/2028 123,510
BP Capital Markets plc
100,000 4.875%,  3/22/2030
b,i
90,912
Buckeye Partners, LP
60,000 3.950%,  12/1/2026 55,848
Principal
Amount Long-Term Fixed Income (37.4%) Value
Energy (1.3%) - continued
Callon Petroleum Company
$ 50,000 8.250%,  7/15/2025 $ 50,010
42,000 7.500%,  6/15/2030
f
40,282
Canadian Natural Resources, Ltd.
94,000 2.050%,  7/15/2025 88,763
Cenovus Energy, Inc.
127,000 5.375%,  7/15/2025 131,863
Cheniere Corpus Christi Holdings,
LLC
77,000 5.875%,  3/31/2025 79,246
Cheniere Energy Partners, LP
58,000 4.500%,  10/1/2029 56,192
63,000 3.250%,  1/31/2032 54,967
Cheniere Energy, Inc.
49,000 4.625%,  10/15/2028 47,709
Chesapeake Energy Corporation
95,000 6.750%,  4/15/2029
f
98,406
CNX Resources Corporation
30,000 6.000%,  1/15/2029
f
29,175
CNX Resources Corporation,
Convertible
157,000 2.250%,  5/1/2026
h
237,462
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
f
46,976
Continental Resources, Inc.
57,000 4.375%,  1/15/2028 54,868
40,000 5.750%,  1/15/2031
f
39,440
Coterra Energy, Inc.
75,000 4.375%,  6/1/2024
f
75,012
CrownRock Finance, Inc.
64,000 5.625%,  10/15/2025
f
63,905
Devon Energy Corporation
75,000 4.500%,  1/15/2030 72,691
Diamondback Energy, Inc.
19,000 3.125%,  3/24/2031 17,190
DT Midstream, Inc.
65,000 4.125%,  6/15/2029
f
60,174
20,000 4.375%,  6/15/2031
f
17,950
Enbridge, Inc.
70,000 2.150%,  2/16/2024 68,342
38,000 3.700%,  7/15/2027 37,283
Endeavor Energy Resources, LP
62,000 5.750%,  1/30/2028
f
62,095
Energy Transfer, LP
37,000 4.200%,  9/15/2023 37,017
108,000 5.875%,  1/15/2024 110,332
47,000 6.750%,  5/15/2025
b,i
40,876
56,000 3.750%,  5/15/2030 52,010
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 69,263
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 38,271
EQT Corporation
41,000 6.625%,  2/1/2025 42,690
EQT Corporation, Convertible
76,000 1.750%,  5/1/2026 227,772
Equinor ASA
25,000 2.875%,  4/6/2025 24,750
Ferrellgas, LP
43,000 5.375%,  4/1/2026
f
39,990
Halliburton Company
38,000 2.920%,  3/1/2030 34,833

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Energy (1.3%) - continued
Harvest Midstream, LP
$ 101,000 7.500%,  9/1/2028
f
$ 96,487
Hess Corporation
34,000 3.500%,  7/15/2024 33,642
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
f
49,812
32,000 5.500%,  10/15/2030
f
29,806
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
63,875
70,000 6.250%,  4/15/2032
f
63,046
Holly Energy Partners, LP/Holly
Energy Finance Corporation
62,000 6.375%,  4/15/2027
f
61,387
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
f
47,265
Kinder Morgan Energy Partners,
LP
57,000 3.450%,  2/15/2023 56,890
Laredo Petroleum, Inc.
95,000 7.750%,  7/31/2029
f,h
90,250
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 36,867
Marathon Petroleum Corporation
106,000 4.700%,  5/1/2025 108,089
MEG Energy Corporation
59,000 7.125%,  2/1/2027
f
61,151
MPLX, LP
50,000 6.875%,  2/15/2023
b,i
47,949
94,000 1.750%,  3/1/2026 86,432
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,437
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
f
63,525
National Fuel Gas Company
82,000 5.500%,  1/15/2026 83,841
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 68,012
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
f
54,175
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 28,563
60,000 6.375%,  9/1/2028 64,299
40,000 6.450%,  9/15/2036 44,485
ONEOK, Inc.
57,000 2.200%,  9/15/2025 53,461
Ovintiv Exploration, Inc.
38,000 5.375%,  1/1/2026 38,754
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 47,306
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025 87,248
Plains All American Pipeline, LP
92,000 4.650%,  10/15/2025 92,149
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
f
44,784
Range Resources Corporation
50,000 4.750%,  2/15/2030
f
47,750
Sabine Pass Liquefaction, LLC
56,000 4.200%,  3/15/2028 54,710
Principal
Amount Long-Term Fixed Income (37.4%) Value
Energy (1.3%) - continued
Schlumberger Finance Canada,
Ltd.
$ 29,000 1.400%,  9/17/2025 $ 27,378
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
f
23,649
Sinopec Group Overseas
Development 2018, Ltd.
35,000 2.150%,  5/13/2025
f
33,704
SM Energy Company
50,000 6.625%,  1/15/2027 49,813
30,000 6.500%,  7/15/2028 29,562
Southwestern Energy Company
37,000 5.375%,  2/1/2029 36,168
48,000 5.375%,  3/15/2030 47,229
30,000 4.750%,  2/1/2032 27,975
Sunoco, LP
70,000 5.875%,  3/15/2028 66,980
44,000 4.500%,  4/30/2030 38,589
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
103,000 5.500%,  1/15/2028
f
93,532
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 95,887
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
f
37,231
Transocean Proteus, Ltd.
18,000 6.250%,  12/1/2024
f
17,014
Transocean, Inc.
40,000 11.500%,  1/30/2027
f
37,905
USA Compression Partners, LP
61,000 6.875%,  4/1/2026 57,174
Valero Energy Corporation
80,000 2.800%,  12/1/2031 69,811
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
f
54,440
35,000 4.125%,  8/15/2031
f
32,266
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
f
24,125
Weatherford International, Ltd.
64,000 8.625%,  4/30/2030
f
57,875
Western Midstream Operating, LP
89,000 3.950%,  6/1/2025 88,086
30,000 5.500%,  8/15/2048 26,154
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 32,136
Total 5,622,533
Financials (4.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 48,597
54,000 6.500%,  7/15/2025 55,840
103,000 3.000%,  10/29/2028 90,385
Air Lease Corporation
29,000 2.300%,  2/1/2025 27,431
17,000 3.375%,  7/1/2025 16,391
52,000 4.650%,  6/15/2026
b,i
45,508
46,000 3.125%,  12/1/2030 38,772
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
b,f,i
67,765

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
$ 46,000 2.850%,  1/26/2028
f
$ 38,543
Alliant Holdings Intermediate, LLC
32,000 6.750%,  10/15/2027
f
30,372
Ally Financial, Inc.
119,000 5.750%,  11/20/2025 120,514
104,000 4.700%,  5/15/2026
b,i
87,641
37,000 8.000%,  11/1/2031 41,853
Altice Financing SA
25,000 5.750%,  8/15/2029
f
21,824
American Express Company
32,000 3.400%,  2/22/2024 31,937
67,000 3.950%,  8/1/2025
e
67,475
50,000 3.550%,  9/15/2026
b,i
43,950
62,000 2.550%,  3/4/2027 59,243
American Finance Trust, Inc.
81,000 4.500%,  9/30/2028
f
65,170
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 37,086
AmWINS Group, Inc.
40,000 4.875%,  6/30/2029
f
36,380
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,613
100,000 2.150%,  7/15/2026 86,466
Ares Capital Corporation,
Convertible
57,000 4.625%,  3/1/2024 61,311
Australia and New Zealand
Banking Group, Ltd.
85,000 2.950%,  7/22/2030
b,f
80,309
Aviation Capital Group, LLC
64,000 5.500%,  12/15/2024
f
63,503
42,000 4.875%,  10/1/2025
f
40,694
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
f
79,159
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 8/17/2022
b,i
63,224
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
f
14,280
Banco Santander SA
44,000 4.750%,  11/12/2026
b,i
37,574
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
49,867
103,000 3.550%,  3/5/2024
b
102,818
129,000 3.864%,  7/23/2024
b
128,682
64,000 4.200%,  8/26/2024 64,637
270,000 6.250%,  9/5/2024
b,i
271,934
32,000 3.458%,  3/15/2025
b
31,634
71,000 6.100%,  3/17/2025
b,i
71,790
72,000 1.319%,  6/19/2026
b
66,418
115,000 1.197%,  10/24/2026
b
104,223
65,000 4.375%,  1/27/2027
b,i
58,988
70,000 6.125%,  4/27/2027
b,i
70,350
60,000 1.734%,  7/22/2027
b
54,430
50,000 5.875%,  3/15/2028
b,i
47,313
80,000 4.376%,  4/27/2028
b
80,263
112,000 3.593%,  7/21/2028
b
108,471
67,000 4.948%,  7/22/2028
b
68,938
149,000 3.974%,  2/7/2030
b
144,242
75,000 2.687%,  4/22/2032
b
65,247
59,000 2.572%,  10/20/2032
b
50,575
82,000 2.972%,  2/4/2033
b
72,641
40,000 3.846%,  3/8/2037
b
36,163
Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
Bank of Montreal
$ 40,000 3.088%,  1/10/2037
b
$ 33,398
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
b,i
35,856
67,000 4.596%,  7/26/2030
b
69,136
Bank of Nova Scotia
108,000 4.900%,  6/4/2025
b,i
105,165
36,000 1.050%,  3/2/2026 32,873
Barclays plc
74,000 4.338%,  5/16/2024
b
73,936
67,000 8.000%,  6/15/2024
b,i
69,010
29,000 4.375%,  9/11/2024 28,872
35,000 2.852%,  5/7/2026
b
33,174
57,000 4.972%,  5/16/2029
b
56,518
Berkshire Hathaway Finance
Corporation
98,000 2.875%,  3/15/2032 92,550
Blackstone Private Credit Fund
60,000 4.000%,  1/15/2029
f
50,227
BNP Paribas SA
50,000 6.625%,  3/25/2024
b,f,i
50,168
57,000 2.819%,  11/19/2025
b,f
54,561
57,000 3.132%,  1/20/2033
b,f
48,783
Boston Properties, LP
37,000 2.550%,  4/1/2032 30,600
BPCE SA
29,000 2.375%,  1/14/2025
f
27,677
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 67,923
Canadian Imperial Bank of
Commerce
71,000 3.945%,  8/4/2025
e
71,142
41,000 3.600%,  4/7/2032 38,742
Canpack SA/Canpack US LLC
80,000 3.125%,  11/1/2025
f
71,776
Capital One Bank USA NA
44,000 2.280%,  1/28/2026
b
42,100
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,i
26,100
62,000 3.273%,  3/1/2030
b
56,156
Cascades USA, Inc.
45,000 5.125%,  1/15/2026
f
41,945
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,i
105,602
104,000 4.000%,  6/1/2026
b,i
94,574
25,000 5.000%,  6/1/2027
b,i
24,188
56,000 2.000%,  3/20/2028 51,643
40,000 2.900%,  3/3/2032 36,967
Citigroup, Inc.
142,000 5.950%,  1/30/2023
b,i
141,236
96,000 3.352%,  4/24/2025
b
94,866
71,000 5.950%,  5/15/2025
b,i
69,865
72,000 5.500%,  9/13/2025 75,052
45,000 1.281%,  11/3/2025
b
42,110
72,000 4.000%,  12/10/2025
b,i
66,933
175,000 3.875%,  2/18/2026
b,i
159,959
50,000 4.150%,  11/15/2026
b,i
44,029
132,000 1.122%,  1/28/2027
b
118,531
77,000 1.462%,  6/9/2027
b
69,322
81,000 3.070%,  2/24/2028
b
76,918
150,000 4.075%,  4/23/2029
b
146,574
58,000 4.910%,  5/24/2033
b
59,755

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
Citizens Financial Group, Inc.
$ 55,000 4.000%,  10/6/2026
b,i
$ 46,362
CNA Financial Corporation
38,000 3.950%,  5/15/2024 38,051
Coinbase Global, Inc., Convertible
244,000 0.500%,  6/1/2026 148,474
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,i
36,990
Commerzbank AG
78,000 8.125%,  9/19/2023
f
79,960
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
f
37,525
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,f
26,642
Corebridge Financial, Inc.
61,000 3.850%,  4/5/2029
f
57,951
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 71,153
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
*
67,182
Credit Agricole SA
46,000 6.875%,  9/23/2024
b,f,i
46,392
37,000 3.250%,  1/14/2030
f
32,043
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
f
41,205
36,000 7.500%,  12/11/2023
b,f,i
35,344
31,000 2.593%,  9/11/2025
b,f
29,071
26,000 7.250%,  9/12/2025
b,f,i
23,036
38,000 3.869%,  1/12/2029
b,f
34,406
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 113,919
Dai-ichi Life Insurance Company,
Ltd.
126,000 5.100%,  10/28/2024
b,f,h,i
125,798
Deutsche Bank AG
127,000 2.129%,  11/24/2026
b
113,804
66,000 2.311%,  11/16/2027
b
57,357
61,000 3.742%,  1/7/2033
b
46,434
Discover Bank
75,000 4.682%,  8/9/2028
b
73,032
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
f
83,780
Duke Realty, LP
75,000 3.375%,  12/15/2027 72,236
EPR Properties
59,000 3.600%,  11/15/2031 48,518
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 52,085
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,i
69,854
41,000 4.772%,  7/28/2030
b
41,677
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 37,692
First Horizon Bank
57,000 5.750%,  5/1/2030 59,618
First Horizon National Corporation
34,000 3.550%,  5/26/2023 33,911
First-Citizens Bank & Trust
Company
84,000 6.125%,  3/9/2028 89,172
Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
FNB Corporation
$ 53,000 2.200%,  2/24/2023 $ 52,460
Fortress Transportation and
Infrastructure Investors, LLC
77,000 6.500%,  10/1/2025
f
76,615
22,000 9.750%,  8/1/2027
f
22,211
30,000 5.500%,  5/1/2028
f
26,972
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 36,430
38,000 2.625%,  1/15/2027 32,323
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 238,783
Genworth Mortgage Holdings, Inc.
34,000 6.500%,  8/15/2025
f
34,248
Global Net Lease, Inc.
90,000 3.750%,  12/15/2027
f
78,908
Goldman Sachs Group, Inc.
57,000 0.627%,  11/17/2023
b
56,461
120,000 3.625%,  2/20/2024 120,186
190,000 5.500%,  8/10/2024
b,i
188,955
38,000 4.400%,  2/10/2025
b,i
34,337
25,000 3.500%,  4/1/2025 24,865
44,000 4.250%,  10/21/2025 44,483
43,000 0.855%,  2/12/2026
b
39,477
48,000 3.650%,  8/10/2026
b,i
40,564
50,000 4.125%,  11/10/2026
b,i
43,989
97,000 1.948%,  10/21/2027
b
88,522
40,000 2.640%,  2/24/2028
b
37,276
45,000 3.615%,  3/15/2028
b
43,714
75,000 3.814%,  4/23/2029
b
72,725
37,000 3.800%,  3/15/2030 35,500
37,000 2.615%,  4/22/2032
b
31,913
38,000 2.383%,  7/21/2032
b
32,059
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 33,749
59,000
3.536%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
47,865
HSBC Holdings plc
59,000 3.803%,  3/11/2025
b
58,256
13,000 6.375%,  3/30/2025
b,i
13,121
36,000 2.633%,  11/7/2025
b
34,449
35,000 1.645%,  4/18/2026
b
32,270
35,000 1.589%,  5/24/2027
b
31,195
70,000 2.251%,  11/22/2027
b
63,193
84,000 6.500%,  3/23/2028
b,i
82,135
105,000 4.583%,  6/19/2029
b
102,563
100,000 4.600%,  12/17/2030
b,i
83,480
45,000 2.804%,  5/24/2032
b
37,796
38,000 6.500%,  9/15/2037 42,153
HUB International, Ltd.
24,000 7.000%,  5/1/2026
f
23,699
40,000 5.625%,  12/1/2029
f
35,439
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,i
100,816
Icahn Enterprises, LP
82,000 4.750%,  9/15/2024 80,463
40,000 6.375%,  12/15/2025 39,915
70,000 6.250%,  5/15/2026 69,591
20,000 5.250%,  5/15/2027 19,198
ING Groep NV
76,000 1.726%,  4/1/2027
b
68,573
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 62,232

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
Invitation Homes Operating
Partnership, LP
$ 65,000 2.000%,  8/15/2031 $ 51,012
iStar, Inc.
80,000 4.250%,  8/1/2025 76,300
J.P. Morgan Chase & Company
72,000 6.000%,  8/1/2023
b,i
69,968
72,000 6.750%,  2/1/2024
b,i
73,980
120,000 5.000%,  8/1/2024
b,i
111,477
50,000 3.875%,  9/10/2024 50,297
133,000 4.023%,  12/5/2024
b
133,155
134,000 4.600%,  2/1/2025
b,i
118,804
90,000 1.561%,  12/10/2025
b
84,798
20,000 2.083%,  4/22/2026
b
18,934
55,000 3.650%,  6/1/2026
b,i
50,336
162,000 1.045%,  11/19/2026
b
146,098
76,000 1.578%,  4/22/2027
b
69,034
82,000 2.947%,  2/24/2028
b
77,537
112,000 4.005%,  4/23/2029
b
109,666
38,000 2.069%,  6/1/2029
b
33,570
149,000 4.493%,  3/24/2031
b
149,872
40,000 2.963%,  1/25/2033
b
35,583
42,000 4.912%,  7/25/2033
b
43,794
Jefferies Finance, LLC
40,000 5.000%,  8/15/2028
f
33,528
KeyBank NA
56,000 3.900%,  4/13/2029 53,153
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 76,560
KKR Real Estate Finance Trust,
Inc., Convertible
40,000 6.125%,  5/15/2023 40,100
Life Storage, LP
40,000 2.400%,  10/15/2031 32,881
Lincoln National Corporation
40,000
3.801%,  (LIBOR 3M +
2.358%), 8/17/2022
b
30,800
37,000 3.800%,  3/1/2028 36,202
Lloyds Banking Group plc
60,000 3.900%,  3/12/2024 60,101
75,000 1.627%,  5/11/2027
b
67,499
86,000 3.369%,  12/14/2046
b
61,671
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
f
51,150
M&T Bank Corporation
50,000 3.500%,  9/1/2026
b,i
40,774
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
b,f
66,904
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 35,839
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,i
67,986
140,000 5.875%,  3/15/2028
b,i
136,517
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 73,719
Mitsubishi UFJ Financial Group,
Inc.
32,000 3.407%,  3/7/2024 31,815
35,000 1.412%,  7/17/2025 32,501
78,000 1.538%,  7/20/2027
b
69,763
56,000 3.741%,  3/7/2029 53,710
Mizuho Financial Group, Inc.
57,000 1.554%,  7/9/2027
b
50,835
Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
$ 82,000 2.564%,  9/13/2031 $ 67,141
Morgan Stanley
74,000 3.125%,  1/23/2023 74,036
29,000 0.560%,  11/10/2023
b
28,738
32,000 2.720%,  7/22/2025
b
31,152
79,000 1.164%,  10/21/2025
b
73,773
20,000 5.000%,  11/24/2025 20,606
35,000 2.630%,  2/18/2026
b
33,717
20,000 2.188%,  4/28/2026
b
19,045
126,000 0.985%,  12/10/2026
b
113,102
76,000 1.593%,  5/4/2027
b
69,216
80,000 1.512%,  7/20/2027
b
72,243
112,000 3.622%,  4/1/2031
b
106,653
40,000 2.943%,  1/21/2033
b
35,729
41,000 4.889%,  7/20/2033
b
42,637
MPT Operating Partnership, LP
20,000 5.250%,  8/1/2026 19,575
60,000 4.625%,  8/1/2029 56,250
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 32,312
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
f
42,602
NatWest Group plc
32,000 6.125%,  12/15/2022 32,226
32,000 6.100%,  6/10/2023 32,393
54,000 4.269%,  3/22/2025
b
53,521
37,000 4.892%,  5/18/2029
b
36,585
57,000 3.754%,  11/1/2029
b
54,742
53,000 4.600%,  6/28/2031
b,i
41,807
Navient Corporation
40,000 5.500%,  1/25/2023 40,224
20,000 5.000%,  3/15/2027 18,078
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,f
141,877
117,000 3.400%,  1/23/2050
b,f
103,256
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 49,799
Northern Trust Corporation
62,000 4.000%,  5/10/2027 63,778
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 37,698
38,000 3.375%,  2/1/2031 31,521
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 150,100
49,000 7.125%,  3/15/2026 47,431
30,000 3.500%,  1/15/2027 25,543
Owl Rock Capital Corporation
39,000 4.250%,  1/15/2026 36,908
Owl Rock Core Income
Corporation
61,000 4.700%,  2/8/2027
f
56,260
Owl Rock Technology Finance
Corporation
19,000 4.750%,  12/15/2025
f
17,833
56,000 3.750%,  6/17/2026
f
50,389
Park Intermediate Holdings, LLC
51,000 4.875%,  5/15/2029
f
46,963
PayPal Holdings, Inc.
38,000 2.850%,  10/1/2029 35,664
Pebblebrook Hotel Trust,
Convertible
201,000 1.750%,  12/15/2026 198,689

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
PennyMac Financial Services, Inc.
$ 35,000 4.250%,  2/15/2029
f
$ 28,510
Pine Street Trust I
37,000 4.572%,  2/15/2029
f
36,258
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
f
49,337
PNC Bank NA
37,000 2.700%,  10/22/2029 33,106
PNC Financial Services Group,
Inc.
55,000 3.400%,  9/15/2026
b,i
45,100
35,000 6.000%,  5/15/2027
b,i
35,219
PRA Group, Inc.
33,000 7.375%,  9/1/2025
f
32,685
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
f
52,968
Provident Financing Trust I
36,000 7.405%,  3/15/2038 39,600
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
38,197
60,000 5.625%,  6/15/2043
b
59,858
185,000 5.200%,  3/15/2044
b
178,141
36,000 3.700%,  10/1/2050
b
31,490
Radian Group, Inc.
40,000 4.875%,  3/15/2027 39,146
Realty Income Corporation
39,000 4.875%,  6/1/2026 40,310
56,000 3.950%,  8/15/2027 55,789
Regions Financial Corporation
72,000 5.750%,  6/15/2025
b,i
73,220
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 56,519
Rocket Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
f
47,025
Royal Bank of Canada
78,000 0.750%,  10/7/2024 73,115
85,000 4.240%,  8/3/2027 86,114
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 72,680
41,000 2.490%,  1/6/2028
b
36,468
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
69,913
56,000 3.823%,  11/3/2028
b
52,747
Service Properties Trust
30,000 4.650%,  3/15/2024 27,282
56,000 7.500%,  9/15/2025 54,295
40,000 5.500%,  12/15/2027 34,745
Simon Property Group, LP
57,000 2.000%,  9/13/2024 55,217
78,000 2.650%,  7/15/2030 68,343
SLM Corporation
30,000 4.200%,  10/29/2025 29,147
Societe Generale SA
36,000 2.625%,  10/16/2024
f
34,640
72,000 8.000%,  9/29/2025
b,f,i
73,982
35,000 1.488%,  12/14/2026
b,f
31,161
Spirit Realty, LP
88,000 2.100%,  3/15/2028 75,108
Standard Chartered plc
43,000 1.319%,  10/14/2023
b,f
42,752
35,000 0.991%,  1/12/2025
b,f
33,136
35,000 6.000%,  7/26/2025
b,f,i
34,724
Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
$ 59,000 2.608%,  1/12/2028
b,f
$ 53,500
Starwood Property Trust, Inc.,
Convertible
77,000 4.375%,  4/1/2023 76,856
State Street Corporation
28,000 2.354%,  11/1/2025
b
27,257
41,000 4.421%,  5/13/2033
b
41,989
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
b,f
131,175
Sumitomo Mitsui Financial Group,
Inc.
32,000 2.778%,  10/18/2022 31,995
36,000 2.448%,  9/27/2024 34,934
59,000 2.174%,  1/14/2027 54,264
56,000 3.544%,  1/17/2028 54,020
56,000 2.142%,  9/23/2030 45,944
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
f
26,567
Summit Hotel Properties, Inc.,
Convertible
97,000 1.500%,  2/15/2026 84,536
SVB Financial Group
88,000 4.000%,  5/15/2026
b,i
71,337
72,000 4.250%,  11/15/2026
b,i
56,920
Synchrony Financial
34,000 4.250%,  8/15/2024 34,023
75,000 3.700%,  8/4/2026 70,999
Toronto-Dominion Bank
41,000 4.456%,  6/8/2032 41,799
Truist Bank
36,000 2.250%,  3/11/2030 30,892
Truist Financial Corporation
122,000 4.950%,  9/1/2025
b,i
123,281
38,000 1.887%,  6/7/2029
b
33,582
U.S. Bancorp
67,000 4.548%,  7/22/2028
b
68,751
UBS Group AG
85,000 1.364%,  1/30/2027
b,f
76,464
UDR, Inc.
83,000 3.000%,  8/15/2031 73,168
United Wholesale Mortgage, LLC
37,000 5.500%,  4/15/2029
f
31,750
USB Realty Corporation
168,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
124,320
Ventas Realty, LP
32,000 3.750%,  5/1/2024 31,812
VICI Properties, LP/VICI Note
Company, Inc.
80,000 4.625%,  6/15/2025
f
77,648
140,000 5.750%,  2/1/2027
f
139,409
38,000 3.750%,  2/15/2027
f
34,798
Wells Fargo & Company
44,000 1.654%,  6/2/2024
b
43,177
90,000 2.406%,  10/30/2025
b
86,614
232,000 3.900%,  3/15/2026
b,i
214,890
84,000 2.188%,  4/30/2026
b
79,674
40,000
3.012%,  (LIBOR 3M +
0.500%), 1/15/2027
b
37,057
41,000 3.526%,  3/24/2028
b
39,627
88,000 3.584%,  5/22/2028
b
85,105
67,000 4.808%,  7/25/2028
b
68,564
88,000 4.478%,  4/4/2031
b
88,292

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Financials (4.9%) - continued
Welltower, Inc.
$ 39,000 2.050%,  1/15/2029 $ 33,907
56,000 2.800%,  6/1/2031 48,566
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
51,987
Willis North America, Inc.
74,000 4.500%,  9/15/2028 73,769
XHR, LP
38,000 4.875%,  6/1/2029
f
34,271
Total 20,594,319
Mortgage-Backed Securities (15.9%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
2,196,294 2.500%,  5/1/2051 2,058,781
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,375,000 2.000%,  8/1/2037
e
4,161,035
6,975,000 2.500%,  8/1/2037
e
6,787,002
200,000 4.000%,  8/1/2037
e
203,320
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,104,374 3.000%,  1/1/2052
e
2,997,414
1,585,866 2.500%,  2/1/2051 1,482,250
2,883,681 2.000%,  3/1/2051 2,600,911
3,094,627 3.000%,  3/1/2052 2,988,119
1,965,254 2.000%,  4/1/2051 1,771,879
2,583,638 2.500%,  4/1/2051 2,415,291
1,852,415 3.000%,  4/1/2051 1,789,702
1,964,400 3.000%,  5/1/2050 1,904,454
2,437,652 2.500%,  7/1/2051 2,278,026
4,362,843 2.000%,  8/1/2051 3,934,552
3,250,000 2.000%,  8/1/2052
e
2,922,461
3,500,000 2.500%,  8/1/2052
e
3,261,050
4,850,000 4.000%,  8/1/2048
e
4,874,061
2,925,000 5.000%,  8/1/2048
e
3,004,181
4,100,000 3.000%,  8/1/2049
e
3,948,052
11,050,000 3.500%,  9/1/2049
e
10,903,895
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,147,394 3.500%,  7/1/2061 1,144,686
Total 67,431,122
Technology (1.1%)
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 41,708
Akamai Technologies, Inc.,
Convertible
70,000 0.125%,  5/1/2025 80,325
191,000 0.375%,  9/1/2027 197,112
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,738
Apple, Inc.
113,000 2.200%,  9/11/2029 105,378
81,000 1.650%,  2/8/2031 71,158
Baidu, Inc.
20,000 3.075%,  4/7/2025 19,506
Black Knight InfoServ, LLC
72,000 3.625%,  9/1/2028
f
66,420
Principal
Amount Long-Term Fixed Income (37.4%) Value
Technology (1.1%) - continued
Block, Inc., Convertible
$ 16,000 0.500%,  5/15/2023 $ 19,095
20,000 0.250%,  11/1/2027 15,985
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
75,000 3.125%,  1/15/2025 73,827
56,000 3.875%,  1/15/2027 55,416
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
39,302
CommScope Technologies
Finance, LLC
59,000 6.000%,  6/15/2025
f
54,575
CommScope, Inc.
45,000 7.125%,  7/1/2028
f
37,237
Dell International, LLC
22,000 5.450%,  6/15/2023 22,240
56,000 5.850%,  7/15/2025 58,719
28,000 5.300%,  10/1/2029 28,397
Fiserv, Inc.
60,000 2.750%,  7/1/2024 59,112
87,000 4.200%,  10/1/2028 87,090
Gartner, Inc.
40,000 3.625%,  6/15/2029
f
36,528
70,000 3.750%,  10/1/2030
f
64,296
Global Payments, Inc.
18,000 2.650%,  2/15/2025 17,318
37,000 3.200%,  8/15/2029 32,917
InterDigital, Inc., Convertible
99,000 3.500%,  6/1/2027
f
101,772
Intuit, Inc.
29,000 0.950%,  7/15/2025 27,179
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
f
47,743
120,000 5.000%,  7/15/2028
f
114,127
5,000 4.875%,  9/15/2029
f
4,589
60,000 4.500%,  2/15/2031
f
52,647
Jabil, Inc.
41,000 4.250%,  5/15/2027 40,590
Lam Research Corporation
42,000 1.900%,  6/15/2030 36,737
Lumentum Holdings, Inc.,
Convertible
158,000 0.250%,  3/15/2024 244,031
MACOM Technology Solutions
Holdings, Inc., Convertible
100,000 0.250%,  3/15/2026 97,812
Marvell Technology, Inc.
37,000 4.200%,  6/22/2023 37,077
37,000 2.950%,  4/15/2031 31,929
Microchip Technology, Inc.,
Convertible
24,000 0.125%,  11/15/2024 24,852
64,000 1.625%,  2/15/2027 125,680
Micron Technology, Inc.
74,000 4.975%,  2/6/2026 75,891
Minerva Merger Sub, Inc.
62,000 6.500%,  2/15/2030
f
56,110
MSCI, Inc.
55,000 4.000%,  11/15/2029
f
51,822
NCR Corporation
137,000 6.125%,  9/1/2029
f
133,379
Nielsen Finance, LLC
60,000 4.500%,  7/15/2029
f
56,416

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Technology (1.1%) - continued
NVIDIA Corporation
$ 19,000 2.850%,  4/1/2030 $ 18,129
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024 40,534
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,485
37,000 4.300%,  6/18/2029 36,144
ON Semiconductor Corporation,
Convertible
33,000 Zero Coupon,  5/1/2027 46,085
Open Text Corporation
70,000 4.125%,  2/15/2030
f
64,694
Oracle Corporation
94,000 2.500%,  4/1/2025 90,882
94,000 2.950%,  4/1/2030 83,052
PayPal Holdings, Inc.
42,000 3.900%,  6/1/2027 42,815
Progress Software Corporation,
Convertible
49,000 1.000%,  4/15/2026 48,706
PTC, Inc.
30,000 3.625%,  2/15/2025
f
29,249
35,000 4.000%,  2/15/2028
f
33,197
Qorvo, Inc.
113,000 3.375%,  4/1/2031
f
92,876
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
f
47,769
Sabre GLBL, Inc., Convertible
19,000 4.000%,  4/15/2025 20,226
Salesforce.com, Inc.
39,000 1.950%,  7/15/2031 34,711
Seagate HDD Cayman
102,000 3.125%,  7/15/2029 85,356
80,000 3.375%,  7/15/2031 64,282
Sensata Technologies, Inc.
85,000 3.750%,  2/15/2031
f
73,855
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
18,775
SS&C Technologies, Inc.
144,000 5.500%,  9/30/2027
f
141,843
Switch, Ltd.
60,000 3.750%,  9/15/2028
f
60,019
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 19,126
Verint Systems, Inc., Convertible
103,000 0.250%,  4/15/2026 97,284
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
f
43,168
Viavi Solutions, Inc., Convertible
20,000 1.000%,  3/1/2024 24,100
Vishay Intertechnology, Inc.,
Convertible
109,000 2.250%,  6/15/2025 106,006
VMware, Inc.
80,000 1.400%,  8/15/2026 72,045
54,000 2.200%,  8/15/2031 43,859
Xilinx, Inc.
26,000 2.375%,  6/1/2030 23,646
Principal
Amount Long-Term Fixed Income (37.4%) Value
Technology (1.1%) - continued
Ziff Davis, Inc., Convertible
$ 199,000 1.750%,  11/1/2026
f
$ 201,487
Total 4,479,187
Transportation (0.5%)
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
28,400
Air Canada Pass Through Trust
10,177 3.875%,  3/15/2023
f
9,973
Air Transport Services Group, Inc.,
Convertible
67,000 1.125%,  10/15/2024 75,877
American Airlines, Inc.
95,000 11.750%,  7/15/2025
f
105,450
134,000 5.500%,  4/20/2026
f
131,788
Aon Corporation/Aon Global
Holdings plc
38,000 2.600%,  12/2/2031 33,172
Avis Budget Car Rental, LLC
55,000 5.375%,  3/1/2029
f,h
50,155
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 70,620
38,000 2.450%,  12/2/2031 34,146
CSX Corporation
37,000 4.250%,  3/15/2029 37,888
Delta Air Lines, Inc.
28,000 7.000%,  5/1/2025
f
29,250
81,083 4.500%,  10/20/2025
f
80,069
11,000 7.375%,  1/15/2026 11,551
82,000 4.375%,  4/19/2028 76,691
Greenbrier Companies, Inc.,
Convertible
60,000 2.875%,  4/15/2028 52,860
Hawaiian Brand Intellectual
Property, Ltd.
13,000 5.750%,  1/20/2026
f
12,637
Hertz Corporation
40,000 4.625%,  12/1/2026
f
35,600
49,000 5.000%,  12/1/2029
f
41,897
JetBlue Airways Corporation,
Convertible
145,000 0.500%,  4/1/2026 103,385
Meritor, Inc., Convertible
55,000 3.250%,  10/15/2037 60,078
Mileage Plus Holdings, LLC
113,000 6.500%,  6/20/2027
f
114,129
Penske Truck Leasing Company,
LP
30,000 1.200%,  11/15/2025
f
27,030
39,000 1.700%,  6/15/2026
f
35,231
Ryder System, Inc.
46,000 2.850%,  3/1/2027 43,450
Southwest Airlines Company
36,000 5.125%,  6/15/2027 37,300
44,000 2.625%,  2/10/2030 38,216
Southwest Airlines Company,
Convertible
219,000 1.250%,  5/1/2025 276,926
Union Pacific Corporation
55,000 3.750%,  7/15/2025 55,669
37,000 2.150%,  2/5/2027 35,073

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Transportation (0.5%) - continued
United Airlines Pass Through Trust
$ 60,000 3.700%,  12/1/2022 $ 59,662
United Airlines, Inc.
51,000 4.375%,  4/15/2026
f
48,960
43,000 4.625%,  4/15/2029
f
39,614
VistaJet Malta Finance plc
56,000 6.375%,  2/1/2030
f
48,749
XPO Logistics, Inc.
14,000 6.250%,  5/1/2025
f
14,210
Total 1,955,706
U.S. Government & Agencies (2.6%)
U.S. Treasury Bonds
870,000 1.375%,  11/15/2031 778,378
1,490,000 3.250%,  5/15/2042 1,491,630
U.S. Treasury Notes
1,020,000 0.125%,  4/30/2023 998,444
3,200,000 0.125%,  2/15/2024 3,064,875
1,050,000 0.500%,  3/31/2025 986,795
1,990,000 0.500%,  2/28/2026 1,835,386
590,000 0.500%,  4/30/2027 531,784
1,580,000 1.125%,  2/29/2028 1,449,033
Total 11,136,325
Utilities (0.8%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 43,103
AES Corporation
73,000 3.950%,  7/15/2030
f
67,985
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
39,740
Ameren Corporation
46,000 1.750%,  3/15/2028 40,713
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 58,372
38,000 2.300%,  3/1/2030 33,001
Berkshire Hathaway Energy
Company
53,000 4.050%,  4/15/2025 54,161
Calpine Corporation
52,000 4.500%,  2/15/2028
f
50,440
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 34,861
57,000 1.450%,  6/1/2026 52,166
57,000 2.650%,  6/1/2031 50,441
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
f
46,438
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 31,421
124,000 4.650%,  12/15/2024
b,i
115,320
46,000 3.375%,  4/1/2030 43,716
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
38,884
16,000 4.875%,  9/16/2024
b,i
15,119
88,000 3.150%,  8/15/2027 85,021
46,000 2.450%,  6/1/2030 40,489
Edison International
52,000 4.950%,  4/15/2025 52,720
50,000 5.000%,  12/15/2026
b,i
42,179
Principal
Amount Long-Term Fixed Income (37.4%) Value
Utilities (0.8%) - continued
Enel Finance International NV
$ 80,000 1.375%,  7/12/2026
f
$ 70,880
Energy Transfer, LP
44,000 6.500%,  11/15/2026
b,i
39,930
Entergy Corporation
29,000 0.900%,  9/15/2025 26,409
38,000 1.900%,  6/15/2028 33,650
Evergy, Inc.
36,000 2.450%,  9/15/2024 34,943
Eversource Energy
91,000 4.600%,  7/1/2027 93,888
Exelon Corporation
38,000 4.050%,  4/15/2030 37,679
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
94,201
Jersey Central Power & Light
Company
19,000 2.750%,  3/1/2032
f
16,750
National Rural Utilities Cooperative
Finance Corporation
70,000 3.450%,  6/15/2025 70,077
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
32,356
38,000 2.250%,  6/1/2030 33,429
NextEra Energy Operating
Partners, LP
90,000 3.875%,  10/15/2026
f
88,902
NextEra Energy Partners, LP,
Convertible
216,000 Zero Coupon,  11/15/2025
f
241,380
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
43,743
37,000 2.950%,  9/1/2029 33,942
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
f
43,994
95,000 3.375%,  2/15/2029
f
81,938
30,000 5.250%,  6/15/2029
f
28,125
NRG Energy, Inc., Convertible
75,000 2.750%,  6/1/2048 81,000
PG&E Corporation
58,000 5.000%,  7/1/2028 52,951
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 30,546
Sempra Energy
72,000 4.875%,  10/15/2025
b,i
69,798
56,000 3.400%,  2/1/2028 54,594
Southern Company
41,000 4.475%,  8/1/2024 41,359
101,000 4.000%,  1/15/2051
b
94,066
90,000 3.750%,  9/15/2051
b
79,325
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 76,800
10,000 5.000%,  6/1/2031
f
9,110
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
f
91,286
TransCanada Trust
125,000 5.875%,  8/15/2076
b
122,631
Vistra Operations Company, LLC
82,000 5.125%,  5/13/2025
f
81,971
80,000 5.000%,  7/31/2027
f
78,764

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.4%) Value
Utilities (0.8%) - continued
Xcel Energy, Inc.
$ 45,000 4.000%,  6/15/2028 $ 45,041
60,000 4.600%,  6/1/2032 62,181
Total 3,253,929
Total Long-Term Fixed Income
(cost $163,229,556) 158,353,531
Shares Common Stock ( 30.6% ) Value
Communications Services (2.1%)
4,091 Alphabet, Inc., Class A
l
475,865
26,840 Alphabet, Inc., Class C
l
3,130,618
2,460 AT&T, Inc. 46,199
685 Charter Communications, Inc.
l
295,988
30,383 Comcast Corporation 1,139,970
8,150 DISH Network Corporation
l
141,565
3,011 Live Nation Entertainment, Inc.
l
283,004
4,754 Meta Platforms, Inc.
l
756,361
403 Paramount Global 9,531
17,870 QuinStreet, Inc.
l
192,103
164 RingCentral, Inc.
l
8,116
10,555 Twitter, Inc.
l
439,194
17,743 Verizon Communications, Inc. 819,549
5,300 Walt Disney Company
l
562,330
30,846 Warner Bros. Discovery, Inc.
l
462,690
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
7,900
Total 8,770,983
Consumer Discretionary (3.4%)
23,926 Amazon.com, Inc.
l
3,228,814
6,611 Aptiv plc
l
693,428
228 Bloomin' Brands, Inc. 4,649
281 Booking Holdings, Inc.
l
543,929
2,718 Callaway Golf Company
l
62,378
4,814 Cedar Fair, LP
l
203,103
512 Chipotle Mexican Grill, Inc.
l
800,881
3,886 Cimpress plc
l
156,178
8,876 Clarus Corporation 183,023
16,255 Cooper-Standard Holdings, Inc.
l
70,059
4,744 D.R. Horton, Inc. 370,174
565 Dick's Sporting Goods, Inc. 52,878
701 Emerald Holding, Inc.
l
2,208
14,989 Everi Holdings, Inc.
l
287,939
2,053 Expedia Group, Inc.
h,l
217,721
19,515 Ford Motor Company 286,675
8,744 General Motors Company
l
317,057
120 Genuine Parts Company 18,344
1,956 Grand Canyon Education, Inc.
l
187,913
6,094 Harley-Davidson, Inc. 230,414
1,771 Home Depot, Inc. 532,965
7,492 Libbey, Inc.
l
116,126
3,811 Lowe's Companies, Inc. 729,921
1,076 Lululemon Athletica, Inc.
l
334,109
3,754 Macy's, Inc. 66,258
1,277 McDonald's Corporation 336,324
4,612 Miller Industries, Inc. 110,826
4,947 NIKE, Inc. 568,509
104 NVR, Inc.
l
456,882
634 RH
l
177,159
2,571 Ross Stores, Inc. 208,920
716 Six Flags Entertainment
Corporation
l
16,232
4,188 Sleep Number Corporation
l
188,711
Shares Common Stock (30.6%) Value
Consumer Discretionary (3.4%) - continued
4,438 Sony Group Corporation ADR $ 378,961
7,338 Stoneridge, Inc.
l
138,101
2,256 Tesla, Inc.
l
2,011,111
12,556 ThredUp, Inc.
l
28,251
79 Vail Resorts, Inc. 18,733
4,470 Zumiez, Inc.
l
116,220
Total 14,452,084
Consumer Staples (1.5%)
3,523 BJ's Wholesale Club Holdings,
Inc.
l
238,507
1,321 Casey's General Stores, Inc. 267,700
140 Coca-Cola Company 8,984
1,163 Costco Wholesale Corporation 629,532
1,408 Estee Lauder Companies, Inc. 384,525
26,289 Haleon plc ADR
l
184,812
3,862 John B. Sanfilippo & Son, Inc. 289,264
893 Kraft Heinz Company 32,889
9,912 Lamb Weston Holdings, Inc. 789,590
777 Monster Beverage Corporation
l
77,405
107 PepsiCo, Inc. 18,721
8,048 Philip Morris International, Inc. 781,863
18,671 Primo Water Corporation 246,830
2,001 Procter & Gamble Company 277,959
4,471 Sysco Corporation 379,588
5,883 Turning Point Brands, Inc. 141,192
10,462 Walmart, Inc. 1,381,507
Total 6,130,868
Energy (1.5%)
10,538 BP plc ADR 309,606
514 Chevron Corporation 84,183
6,203 ConocoPhillips 604,358
17,348 Devon Energy Corporation 1,090,322
18,614 Enterprise Products Partners, LP 497,552
1,206 EOG Resources, Inc. 134,131
1,707 EQT Corporation 75,159
8,721 Exxon Mobil Corporation 845,327
10,310 Halliburton Company 302,083
3,703 Helmerich & Payne, Inc. 171,449
2,925 Liberty Energy, Inc.
l
41,535
3,591 Marathon Petroleum Corporation 329,151
24,282 NOV, Inc. 451,888
3,126 Pioneer Natural Resources
Company 740,706
3,923 Schlumberger, Ltd. 145,269
2,553 Valero Energy Corporation 282,796
12,124 Williams Companies, Inc. 413,307
Total 6,518,822
Financials (4.2%)
8,227 Air Lease Corporation 305,304
15,197 Ally Financial, Inc. 502,565
2,941 American Express Company 452,973
840 Ameriprise Financial, Inc. 226,733
9,922 Arch Capital Group, Ltd.
l
440,537
21,086 Bank of America Corporation 712,918
120 Bank of Marin Bancorp 3,926
5,039 Bank of N.T. Butterfield & Son, Ltd. 170,772
1,907 Berkshire Hathaway, Inc.
l
573,244
900 BlackRock TCP Capital
Corporation 11,646
379 BlackRock, Inc. 253,619
2,103 Blackstone Mortgage Trust, Inc. 65,130
11,656 Bridgewater Bancshares, Inc.
l
203,747

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Financials (4.2%) - continued
9,468 Byline Bancorp, Inc. $ 231,871
2,966 Capital One Financial Corporation 325,756
1,270 Central Pacific Financial
Corporation 30,074
13,516 Charles Schwab Corporation 933,280
3,004 Chubb, Ltd. 566,675
10,006 Citigroup, Inc. 519,311
10,596 Columbia Banking System, Inc. 319,681
4,313 Comerica, Inc. 335,422
736 Community Trust Bancorp, Inc. 31,891
151 ConnectOne Bancorp, Inc. 3,992
1,217 Customers Bancorp, Inc.
l
46,477
2,089 Discover Financial Services 210,989
1,043 East West Bancorp, Inc. 74,866
1,307 Ellington Residential Mortgage
REIT 11,109
444 Encore Capital Group, Inc.
l
32,159
5,185 Enterprise Financial Services
Corporation 243,851
21,535 Equitable Holdings, Inc. 612,240
4,135 Federated Hermes, Inc. 141,045
212 Financial Institutions, Inc. 5,620
166 First Mid-Illinois Bancshares, Inc. 6,237
38 Flushing Financial Corporation 820
534 FS KKR Capital Corporation 11,572
2,869 Glacier Bancorp, Inc. 143,708
1,035 Golub Capital BDC, Inc. 14,531
725 Great Southern Bancorp, Inc. 44,906
2,275 Hanmi Financial Corporation 57,489
8,324 Heartland Financial USA, Inc. 373,748
608 Hometrust Bancshares, Inc. 14,677
10,972 Hope Bancorp, Inc. 165,019
1,748 Houlihan Lokey, Inc. 147,811
321 Independent Bank Corporation 6,735
6,133 J.P. Morgan Chase & Company 707,503
1,945 Kinsale Capital Group, Inc. 473,043
2,339 M&T Bank Corporation 415,056
1,369 Marsh & McLennan Companies,
Inc. 224,461
1,805 MidWestOne Financial Group, Inc. 56,334
1,227 Moody's Corporation 380,677
7,024 Morgan Stanley 592,123
997 PacWest Bancorp 27,946
117 Peapack-Gladstone Financial
Corporation 3,821
498 Popular, Inc. 38,680
10,871 Radian Group, Inc. 243,184
6,420 Raymond James Financial, Inc. 632,177
1,913 RLI Corporation 210,392
1,693 S&P Global, Inc. 638,142
6,768 Seacoast Banking Corporation of
Florida 242,159
1,922 Selective Insurance Group, Inc. 149,647
4,521 State Street Corporation 321,172
5,002 Synovus Financial Corporation 201,981
340 T. Rowe Price Group, Inc. 41,980
3,622 Triumph Bancorp, Inc.
l
263,138
8,631 Truist Financial Corporation 435,607
363 TrustCo Bank Corporation NY 12,182
15,006 Wells Fargo & Company 658,313
7,210 Western Alliance Bancorp 550,700
6,693 Zions Bancorporation NA 365,103
819 Zurich Insurance Group AG 357,517
Total 17,829,714
Shares Common Stock (30.6%) Value
Health Care (4.2%)
5,388 Abbott Laboratories $ 586,430
2,893 AbbVie, Inc. 415,174
623 Agilent Technologies, Inc. 83,544
846 Align Technology, Inc.
l
237,701
465 AmerisourceBergen Corporation 67,857
1,377 Amgen, Inc. 340,766
6,351 AstraZeneca plc ADR 420,627
7,509 Baxter International, Inc. 440,478
1,117 Becton, Dickinson and Company 272,894
1,343 Biogen, Inc.
l
288,826
325 BioMarin Pharmaceutical, Inc.
l
27,966
722 Bio-Techne Corporation 278,172
147 Boston Scientific Corporation
l
6,034
216 Bristol-Myers Squibb Company 15,936
3,947 Centene Corporation
l
366,953
3,946 Cigna Holding Company 1,086,571
2,995 CVS Health Corporation 286,562
2,752 Danaher Corporation 802,125
5,953 Edwards Lifesciences Corporation
l
598,515
2,495 Elevance Health, Inc. 1,190,365
3,507 Gilead Sciences, Inc. 209,543
9,661 GlaxoSmithKline plc ADR 407,404
5,440 Halozyme Therapeutics, Inc.
l
266,016
1,815 HCA Healthcare, Inc. 385,542
216 Henry Schein, Inc.
l
17,027
3,102 Hologic, Inc.
l
221,421
65 IDEXX Laboratories, Inc.
l
25,947
881 Insulet Corporation
l
218,312
1,840 Intuitive Surgical, Inc.
l
423,513
9,683 Ionis Pharmaceuticals, Inc.
l
363,693
100 Jazz Pharmaceuticals, Inc.
l
15,606
6,850 Johnson & Johnson 1,195,462
3,319 Laboratory Corporation of America
Holdings 870,209
3,932 Lantheus Holdings, Inc.
l
301,663
2,512 Medtronic plc 232,410
15,021 Merck & Company, Inc. 1,341,976
2,677 Novo Nordisk AS ADR 310,693
5,762 NuVasive, Inc.
l
302,620
6,792 Progyny, Inc.
l
207,360
435 Regeneron Pharmaceuticals, Inc.
l
253,035
2,156 Stryker Corporation 463,001
4,152 Syneos Health, Inc.
l
328,589
624 Teleflex, Inc. 150,047
647 Thermo Fisher Scientific, Inc. 387,171
21,982 Viemed Healthcare, Inc.
l
172,559
4,404 Zimmer Biomet Holdings, Inc. 486,158
3,034 Zoetis, Inc. 553,857
Total 17,924,330
Industrials (3.7%)
3,213 3M Company 460,230
2,301 Advanced Drainage Systems, Inc. 272,899
2,487 Aerojet Rocketdyne Holdings, Inc.
l
108,657
2,893 AMETEK, Inc. 357,285
2,493 ASGN, Inc.
l
258,674
12,696 Badger Infrastructure Solutions,
Ltd. 304,672
5,947 Barnes Group, Inc. 201,128
1,181 Carlisle Companies, Inc. 349,694
170 Caterpillar, Inc. 33,702
1,260 Chart Industries, Inc.
l
245,813
887 Cintas Corporation 377,410
25,006 CNH Industrial NV 323,078
6,183 Crane Holdings, Company 611,684

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Industrials (3.7%) - continued
17,322 CSX Corporation $ 560,020
1,225 Curtiss-Wright Corporation 175,714
326 Deere & Company 111,877
9,981 Delta Air Lines, Inc.
l
317,396
14,965 Dun & Bradstreet Holdings, Inc.
l
235,848
5,042 Emerson Electric Company 454,133
2,976 Forward Air Corporation 312,272
1,263 FTI Consulting, Inc.
l
206,576
1,745 General Dynamics Corporation 395,539
93 Gorman-Rupp Company 2,855
5,095 Greenbrier Companies, Inc.
h
162,123
2,102 Helios Technologies, Inc. 144,660
8,869 Howmet Aerospace, Inc. 329,306
1,008 IDEX Corporation 210,420
17,532 Janus International Group, Inc.
l
178,300
986 JetBlue Airways Corporation
l
8,302
5,925 Johnson Controls International plc 319,417
1,232 Kaman Corporation 37,921
1,460 L3Harris Technologies, Inc. 350,356
1,283 Lincoln Electric Holdings, Inc. 181,468
720 Linde plc 217,440
3,508 ManpowerGroup, Inc. 275,062
1,397 Middleby Corporation
l
202,132
9,321 NAPCO Security Technologies,
Inc.
l
239,177
1,448 Norfolk Southern Corporation 363,694
679 Northrop Grumman Corporation 325,173
1,440 Old Dominion Freight Line, Inc. 437,054
2,356 Parker-Hannifin Corporation 681,096
367 Patrick Industries, Inc. 22,284
1,600 Pentair plc 78,224
3,450 Quanta Services, Inc. 478,618
2,208 Regal Rexnord Corporation 296,534
604 SkyWest, Inc.
l
14,587
6,465 Southwest Airlines Company
l
246,446
7,159 Sun Country Airlines Holdings,
Inc.
l
144,397
335 Teledyne Technologies, Inc.
l
131,119
2,857 Tennant Company 191,505
5,041 Timken Company 329,581
20,708 Uber Technologies, Inc.
l
485,603
3,002 Union Pacific Corporation 682,355
3,306 United Parcel Service, Inc. 644,306
2,303 United Rentals, Inc.
l
743,109
Total 15,828,925
Information Technology (6.5%)
44 Accenture plc 13,475
61 Adobe, Inc.
l
25,017
1,637 Advanced Energy Industries, Inc. 146,495
4,847 Agilysys, Inc.
l
234,110
123 Akamai Technologies, Inc.
l
11,835
2,045 Amphenol Corporation 157,731
927 ANSYS, Inc.
l
258,624
26,733 Apple, Inc. 4,344,380
1,599 Autodesk, Inc.
l
345,896
3,068 BigCommerce Holdings, Inc.
l
48,014
1,474 Bill.com Holdings, Inc.
l
199,108
8,919 Block, Inc.
l
678,379
1,253 Broadcom, Inc. 670,956
20 CACI International, Inc.
l
6,046
8,501 Ciena Corporation
l
438,652
18,702 Cisco Systems, Inc. 848,510
4,450 Computer Services, Inc. 170,212
1,969 Dolby Laboratories, Inc. 152,401
Shares Common Stock (30.6%) Value
Information Technology (6.5%) - continued
13,148 Dropbox, Inc.
l
$ 298,986
6,086 Fidelity National Information
Services, Inc. 621,746
2,230 Fiserv, Inc.
l
235,666
665 FLEETCOR Technologies, Inc.
l
146,360
16,318 Gilat Satellite Networks, Ltd.
h,l
108,025
1,056 II-VI, Inc.
l
55,588
5,066 Intel Corporation 183,946
90 InterDigital, Inc. 5,525
165 KLA-Tencor Corporation 63,284
12,978 Knowles Corporation
l
256,315
592 Lam Research Corporation 296,302
751 Littelfuse, Inc. 209,431
45 Lumentum Holdings, Inc.
l
4,071
1,911 Mastercard, Inc. 676,093
5,501 Microchip Technology, Inc. 378,799
18,822 Microsoft Corporation 5,284,088
5,290 National Instruments Corporation 201,020
1,276 NICE, Ltd. ADR
h,l
273,090
7,833 NVIDIA Corporation 1,422,708
8,350 ON Semiconductor Corporation
l
557,613
9,247 PayPal Holdings, Inc.
l
800,143
227 Plexus Corporation
l
21,327
1,048 Qorvo, Inc.
l
109,065
8,514 QUALCOMM, Inc. 1,235,041
8,617 Sabre Corporation
l
52,995
4,510 Salesforce, Inc.
l
829,930
10,569 Samsung Electronics Company,
Ltd. 500,285
1,398 ServiceNow, Inc.
l
624,431
3,267 Skyworks Solutions, Inc. 355,711
14,913 Sonos, Inc.
l
329,726
698 SunPower Corporation
l
14,218
217 Teradyne, Inc. 21,893
6,011 Texas Instruments, Inc. 1,075,308
4,601 Trimble, Inc.
l
319,447
3,108 TTEC Holdings, Inc. 227,412
32,769 TTM Technologies, Inc.
l
443,365
705 Western Digital Corporation
l
34,616
3,140 Wolfspeed, Inc.
l
261,562
2,351 Workiva, Inc.
l
153,991
189 Ziff Davis, Inc.
l
15,477
Total 27,454,440
Materials (1.4%)
7,563 Ashland Global Holdings, Inc. 759,855
476 Avery Dennison Corporation 90,659
10,321 Axalta Coating Systems, Ltd.
l
260,296
4,028 Ball Corporation 295,736
7,276 Carpenter Technology Corporation 233,851
4,404 CF Industries Holdings, Inc. 420,538
1,379 Crown Holdings, Inc. 140,217
6,133 Dow, Inc. 326,337
2,355 Eastman Chemical Company 225,915
1,808 Freeport-McMoRan, Inc. 57,042
4,612 Ingevity Corporation
l
309,465
28,034 Ivanhoe Mines, Ltd.
l
174,261
7,102 LyondellBasell Industries NV 632,930
2,547 Nucor Corporation 345,883
2,752 PPG Industries, Inc. 355,806
505 Reliance Steel & Aluminum
Company 96,076
1,340 Sherwin-Williams Company 324,200
5,900 Steel Dynamics, Inc. 459,492
3,164 UFP Technologies, Inc.
l
254,765

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Materials (1.4%) - continued
1,914 United States Lime & Minerals, Inc. $ 196,893
Total 5,960,217
Real Estate (1.0%)
2,955 Agree Realty Corporation 235,189
1,980 Alexandria Real Estate Equities,
Inc. 328,244
1,923 American Campus Communities,
Inc. 125,610
979 AvalonBay Communities, Inc. 209,447
1,646 Camden Property Trust 232,251
2,451 CBRE Group, Inc.
l
209,855
2,183 Digital Realty Trust, Inc. 289,138
4,554 Duke Realty Corporation 284,898
192 Extra Space Storage, Inc. 36,388
18,409 Healthcare Realty Trust, Inc. 483,236
20,797 Host Hotels & Resorts, Inc. 370,395
9,794 Independence Realty Trust, Inc. 217,427
10,212 National Storage Affiliates Trust 560,026
8,610 Pebblebrook Hotel Trust 168,412
1,801 Public Storage, Inc. 587,864
Total 4,338,380
Utilities (1.1%)
8,247 Alliant Energy Corporation 502,490
685 American Electric Power
Company, Inc. 67,514
9,772 CenterPoint Energy, Inc. 309,675
5,230 Constellation Energy Corporation 345,703
651 DTE Energy Company 84,825
3,706 Duke Energy Corporation 407,401
6,486 Entergy Corporation 746,733
8,695 Exelon Corporation 404,230
418 NextEra Energy Partners, LP 34,585
434 NextEra Energy, Inc. 36,669
11,682 NiSource, Inc. 355,133
1,534 NorthWestern Corporation 85,060
917 OGE Energy Corporation 37,670
3,177 Portland General Electric
Company 163,107
4,199 Sempra Energy 696,194
2,116 Spire, Inc. 159,208
Total 4,436,197
Total Common Stock
(cost $102,295,768) 129,644,960
Shares
Registered Investment
Companies ( 14.1% ) Value
Unaffiliated  (2.0%)
18,316 Aberdeen Asia-Pacific Income
Fund, Inc. 50,918
8,100 AllianceBernstein Global High
Income Fund, Inc. 83,997
10,436 Allspring Income Opportunities
Fund 74,200
4,783 BlackRock Core Bond Trust 58,735
6,735 BlackRock Corporate High Yield
Fund, Inc. 67,687
6,335 BlackRock Credit Allocation
Income Trust 73,929
730 BlackRock Debt Strategies Fund,
Inc. 7,074
675 BlackRock Enhanced Equity
Dividend Trust 6,480
Shares
Registered Investment
Companies (14.1%) Value
Unaffiliated  (2.0%)- continued
5,894 BlackRock Enhanced Global
Dividend Trust $ 60,708
2,000 BlackRock Enhanced International
Dividend Trust 10,520
600 BlackRock Floating Rate Income
Strategies Fund, Inc. 7,344
4,000 BlackRock Income Trust, Inc. 19,200
4,715 BlackRock Multi-Sector Income
Trust 72,752
3,963 Blackstone Strategic Credit Fund 46,446
550 Brookfield Real Assets Income
Fund, Inc. 11,138
7,437 Eaton Vance Limited Duration
Income Fund 81,286
1,700 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 14,637
5,225 First Trust High Income Long/Short
Fund 64,790
3,204 Invesco Dynamic Credit
Opportunities Fund
c
33,964
6,200 iShares Preferred and Income
Securities ETF
h
215,574
2,973 iShares U.S. Home Construction
ETF 181,591
14,275 Nuveen Credit Strategies Income
Fund 78,513
1,850 Nuveen Preferred Income
Opportunities Fund 15,170
2,175 Nuveen Quality Preferred Income
Fund II 16,900
6,097 PGIM Global High Yield Fund, Inc. 73,042
5,833 PGIM High Yield Bond Fund, Inc. 75,946
2,344 Pimco Dynamic Income Fund 50,841
106,200 SPDR Blackstone Senior Loan
ETF
h
4,515,624
7,538 SPDR Bloomberg High Yield Bond
ETF
h
726,512
45,216 SPDR Bloomberg Short Term High
Yield Bond ETF
h
1,138,539
1,269 Tri-Continental Corporation 36,014
3,925 Vanguard Short-Term Corporate
Bond ETF
h
303,756
3,800 Virtus AllianzGI Convertible &
Income Fund 14,934
600 Virtus AllianzGI Equity &
Convertible Income Fund 13,776
4,042 Virtus Dividend, Interest &
Premium Strategy Fund 51,819
5,771 Voya Global Equity Dividend &
Premium Opportunity Fund 32,548
14,928 Western Asset High Income
Opportunity Fund, Inc. 63,295
Total 8,450,199
Affiliated  (12.1%)
3,029,991 Thrivent Core Emerging Markets
Debt Fund 23,270,332
3,086,469 Thrivent Core International Equity
Fund 28,210,323
Total 51,480,655
Total Registered Investment
Companies (cost $67,500,536) 59,930,854

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 2.0% ) Value
8,524,196 Thrivent Cash Management Trust $ 8,524,196
Total Collateral Held for
Securities Loaned
(cost $8,524,196) 8,524,196
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
i
201,240
654 Paramount Global, Convertible,
5.750% 25,264
3,000 Telephone and Data Systems, Inc.,
6.000%
i
64,950
Total 291,454
Consumer Staples (<0.1%)
800 CHS, Inc., 7.100%
b,i
21,184
Total 21,184
Energy (<0.1%)
6,012 Crestwood Equity Partners, LP,
9.250%
i
55,912
1,450 Energy Transfer, LP, 7.600%
b,i
34,365
1,145 Nustar Logistics, LP, 9.176%
b
28,602
Total 118,879
Financials (0.6%)
2,475 Aegon Funding Corporation II,
5.100% 58,063
5,200 Allstate Corporation, 5.100%
i
127,348
3,000 Bank of America Corporation,
4.250%
i
59,070
1,700 Bank of America Corporation,
5.375%
i
41,735
171 Bank of America Corporation,
Convertible, 7.250%
i
212,733
5,050 Capital One Financial Corporation,
5.000%
h,i
112,665
2,200 Cobank ACB, 6.250%
b,h,i
220,550
5,375 Equitable Holdings, Inc., 5.250%
i
127,817
140 First Horizon Bank, 3.500%
b,f,i
113,400
2,600 First Republic Bank, 4.500%
i
52,858
4,500 J.P. Morgan Chase & Company,
4.200%
i
90,630
3,350 J.P. Morgan Chase & Company,
4.750%
i
77,050
2,875 J.P. Morgan Chase & Company,
5.750%
i
73,543
2,728 KKR & Company, Inc.,
Convertible, 6.000% 190,960
5,040 Morgan Stanley, 5.850%
b,i
129,427
2,800 Morgan Stanley, 7.125%
b,i
73,500
775 Regions Financial Corporation,
5.700%
b,i
19,484
725 Synovus Financial Corporation,
5.875%
b,i
18,538
4,325 Truist Financial Corporation,
4.750%
i
94,112
4,500 Wells Fargo & Company, 4.250%
i
84,150
259 Wells Fargo & Company,
Convertible, 7.500%
i
328,671
Total 2,306,304
Health Care (0.1%)
4,023 Becton, Dickinson and Company,
Convertible, 6.000% 201,150
Shares Preferred Stock (1.0%) Value
Health Care (0.1%) - continued
1,289 Boston Scientific Corporation,
Convertible, 5.500% $ 140,269
74 Danaher Corporation, Convertible,
5.000% 112,617
Total 454,036
Industrials (<0.1%)
679 Stanley Black & Decker, Inc.,
Convertible, 5.250% 43,157
Total 43,157
Real Estate (<0.1%)
5,275 Public Storage, 4.125%
i
113,518
1,125 Public Storage, 4.625%
i
27,270
300 Public Storage, 4.700%
i
7,296
Total 148,084
Utilities (0.2%)
2,133 AES Corporation, Convertible,
6.875%
h
193,591
893 American Electric Power
Company, Inc., Convertible,
6.125% 49,365
5,650 CMS Energy Corporation, 4.200%
i
111,588
253 DTE Energy Company,
Convertible, 6.250% 13,062
3,039 NextEra Energy, Inc., Convertible,
4.872% 186,564
1,048 NextEra Energy, Inc., Convertible,
5.279% 54,968
265 NiSource, Inc., Convertible,
7.750% 31,180
2,750 Southern Company, 4.950% 64,295
Total 704,613
Total Preferred Stock
(cost $4,381,716) 4,087,711
Shares or
Principal
Amount Short-Term Investments ( 18.2% ) Value
Federal Home Loan Bank Discount
Notes
300,000 1.040%, 8/10/2022
m,n
299,837
100,000 1.090%, 8/17/2022
m,n
99,903
500,000 1.140%, 8/18/2022
m,n
499,486
700,000 1.150%, 8/19/2022
m,n
699,239
100,000 1.190%, 8/31/2022
m,n
99,819
100,000 1.840%, 9/21/2022
m,n
99,678
Thrivent Core Short-Term Reserve
Fund
7,506,676 2.100% 75,066,757
U.S. Treasury Bills
100,000 1.300%, 8/11/2022
m,o
99,943
100,000 2.418%, 10/20/2022
m,o
99,486
Total Short-Term Investments
(cost $77,055,848) 77,064,148
Total Investments (cost
$459,833,658) 111.5% $472,429,709
Other Assets and Liabilities, Net
(11.5%) (48,639,752)
Total Net Assets 100.0% $423,789,957

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $35,771,383 or 8.4% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of July 29, 2022 was $162,643 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 29, 2022.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 11/26/2046 7/11/2017 $ 96,402
Credit Acceptance Corporation,
12/31/2024 5/29/2020 67,697
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of July 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 982,465
Common Stock 7,362,804
Total lending $8,345,269
Gross amount payable upon return of
collateral for securities loaned $8,524,196
Net amounts due to counterparty $178,927
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,920,117 – 1,223,012 697,105
Capital Goods 8,536,346 – 6,810,145 1,726,201
Communications Services 6,121,204 – 5,093,026 1,028,178
Consumer Cyclical 3,932,149 – 3,288,804 643,345
Consumer Non-Cyclical 6,678,735 – 5,903,257 775,478
Energy 320,238 – 320,238 –
Financials 931,301 – 707,019 224,282
Technology 2,882,547 – 2,558,994 323,553
Transportation 1,722,733 – 1,722,733 –
Utilities 1,778,939 – 1,778,939 –
Long-Term Fixed Income
Asset-Backed Securities 9,180,603 – 9,180,603 –
Basic Materials 1,861,442 – 1,861,442 –
Capital Goods 3,911,634 – 3,911,634 –
Collateralized Mortgage Obligations 7,555,901 – 7,555,901 –
Commercial Mortgage-Backed Securities 1,605,976 – 1,605,976 –
Communications Services 5,708,200 – 5,708,200 –
Consumer Cyclical 6,847,103 – 6,847,103 –
Consumer Non-Cyclical 7,209,551 – 7,209,551 –
Energy 5,622,533 – 5,622,533 –
Financials 20,594,319 – 20,594,319 –
Mortgage-Backed Securities 67,431,122 – 67,431,122 –
Technology 4,479,187 – 4,479,187 –
Transportation 1,955,706 – 1,955,706 –
U.S. Government & Agencies 11,136,325 – 11,136,325 –
Utilities 3,253,929 – 3,253,929 –
Common Stock
Communications Services 8,770,983 8,763,083 7,900 –
Consumer Discretionary 14,452,084 14,335,958 116,126 –
Consumer Staples 6,130,868 6,130,868 – –
Energy 6,518,822 6,518,822 – –
Financials 17,829,714 17,472,197 357,517 –
Health Care 17,924,330 17,924,330 – –
Industrials 15,828,925 15,524,253 304,672 –
Information Technology 27,454,440 26,954,155 500,285 –
Materials 5,960,217 5,785,956 174,261 –
Real Estate 4,338,380 4,338,380 – –
Utilities 4,436,197 4,436,197 – –
Registered Investment Companies
Unaffiliated 8,450,199 8,416,235 – 33,964
Preferred Stock
Communications Services 291,454 291,454 – –
Consumer Staples 21,184 21,184 – –
Energy 118,879 118,879 – –
Financials 2,306,304 1,972,354 333,950 –
Health Care 454,036 454,036 – –
Industrials 43,157 43,157 – –
Real Estate 148,084 148,084 – –
Utilities 704,613 704,613 – –
Short-Term Investments 1,997,391 – 1,997,391 –
Subtotal Investments in Securities $337,358,101 $140,354,195 $191,551,800 $5,452,106
Other Investments  * Total
Affiliated Registered Investment Companies 51,480,655
Affiliated Short-Term Investments 75,066,757
Collateral Held for Securities Loaned 8,524,196
Subtotal Other Investments $135,071,608
Total Investments at Value $472,429,709

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 935,800 935,800 – –
Total Asset Derivatives $935,800 $935,800 $– $–
Liability Derivatives
Futures Contracts 519,944 519,944 – –
Credit Default Swaps 58,452 – 58,452 –
Total Liability Derivatives $578,396 $519,944 $58,452 $–
The following table presents Balanced Income Plus Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $1,839,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 39 September 2022 $ 4,669,461 $ 55,023
CBOT 2-Yr. U.S. Treasury Note 50 September 2022 10,537,238 (14,191)
CBOT 5-Yr. U.S. Treasury Note 29 September 2022 3,275,264 22,807
CBOT U.S. Long Bond 52 September 2022 7,267,451 220,549
CME E-mini S&P 500 Index 36 September 2022 7,080,088 360,212
CME Ultra Long Term U.S. Treasury Bond 49 September 2022 7,560,877 196,436
ICE mini MSCI EAFE Index 26 September 2022 2,456,957 80,773
Total Futures Long Contracts $ 42,847,336 $ 921,609
CME E-mini Russell 2000 Index (82) September 2022 ( $ 7,587,407) ( $ 142,323)
CME E-mini S&P Mid-Cap 400 Index (18) September 2022 (4,174,376) (351,544)
Ultra 10-Yr. U.S. Treasury Note (4) September 2022 (513,114) (11,886)
Total Futures Short Contracts ( $ 12,274,897) ($505,753)
Total Futures Contracts $ 30,572,439 $415,856

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of July 29, 2022. Investments totaling $199,429 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 $ 1,811,700 $ – ( $ 58,452) ( $ 58,452)
Total Credit Default Swaps $– ($58,452) ($58,452)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Balanced Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $27,203 $2,013 $– $23,270 3,030 5.5%
Core International Equity 35,964 1,665 2,000 28,210 3,086 6.6
Total Affiliated Registered Investment
Companies 63,167 51,480 12.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 78,736 133,084 136,753 75,067 7,507 17.7
Total Affiliated Short-Term Investments 78,736 75,067 17.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,222 78,818 73,516 8,524 8,524 2.0
Total Collateral Held for Securities Loaned 3,222 8,524 2.0
Total Value $145,125 $135,071
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– ($5,946) $– $1,013
Core International Equity (368) (7,051) – 1,665
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 0 0 – 444
Total Income/Non Income Cash from Affiliated Investments $3,122
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 47
Total Affiliated Income from Securities Loaned, Net $47
Total ($368) ($12,997) $1

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 79.1% ) Value
Communications Services (4.8%)
246,882 Alphabet, Inc., Class C
a
$ 28,796,316
3,235 AMC Networks, Inc.
a,b
98,732
613,292 Auto Trader Group plc
c
4,728,202
39,346 BCE, Inc. 1,987,963
1,149 Cars.com, Inc.
a
13,512
89,273 Carsales.com, Ltd. 1,301,440
137,424 Comcast Corporation 5,156,148
442 CTS Eventim AG & Company
KGAA
a
24,347
412 Hemisphere Media Group, Inc.
a
3,205
66,142 Informa plc
a
481,029
12,714 Ipsos SA 651,663
35,000 KDDI Corporation 1,122,182
1,295 Liberty Latin America, Ltd.
a
9,544
32,047 Live Nation Entertainment, Inc.
a
3,012,098
18,600 M3, Inc. 648,023
13,241 Match Group, Inc.
a
970,698
154,865 Mediaset Espana Comunicacion
SA
a
538,844
41,515 Meta Platforms, Inc.
a
6,605,037
50,013 News Corporation, Class A 857,223
3,262 Nexstar Broadcasting Group, Inc. 614,463
38,735 Nine Entertainment Company
Holdings, Ltd. 56,513
9,200 Nintendo Company, Ltd. 4,113,995
21,900 Nippon Telegraph and Telephone
Corporation 625,581
6,700 Nippon Television Holdings, Inc. 62,406
9,620 Omnicom Group, Inc. 671,861
97,000 PCCW, Ltd. 51,915
16,120 ProSiebenSat.1 Media AG 137,869
11,648 REA Group, Ltd. 1,027,636
3,965 Rightmove plc 30,998
6,094 Rogers Communications, Inc. 280,156
4,277 Scout24 SE
c
244,509
48,474 SES SA 365,820
16,300 SoftBank Corporation 188,465
61,100 SoftBank Group Corporation 2,566,615
3,378 Spark New Zealand, Ltd. 10,862
1,900 Stroeer SE 83,101
187,591 Telefonica SA 837,346
9,335 Telenet Group Holding NV 149,297
5,214 Telephone & Data Systems, Inc. 82,433
116,932 Telia Company AB 431,988
66,100 TV Asahi Holdings Corporation 742,478
110,479 Twitter, Inc.
a
4,597,031
636 United States Cellular Corporation
a
18,628
16,771 Upwork, Inc.
a
311,270
141,176 Verizon Communications, Inc. 6,520,919
194,592 Warner Bros. Discovery, Inc.
a
2,918,880
7,541 Yext, Inc.
a
33,030
250,800 Z Holdings Corporation 886,387
9,681 Zillow Group, Inc.
a
338,835
31,799 ZoomInfo Technologies, Inc.
a
1,204,864
Total 87,212,357
Consumer Discretionary (9.3%)
1,862 Aaron's Company, Inc. 24,243
931 Adient plc
a
31,449
1,191 Adtalem Global Education, Inc.
a
47,759
193,867 Amazon.com, Inc.
a
26,162,352
1,073 American Axle & Manufacturing
Holdings, Inc.
a
9,560
138 America's Car-Mart, Inc.
a
14,293
58,021 Aptiv plc
a
6,085,823
Shares Common Stock (79.1%) Value
Consumer Discretionary (9.3%) - continued
12,585 ARB Corporation, Ltd. $ 295,521
192,022 Aristocrat Leisure, Ltd. 4,790,575
373,249 B&M European Value Retail SA 1,932,635
3,400 BANDAI NAMCO Holdings, Inc. 265,616
57,198 Barratt Developments plc 350,722
23,397 Bayerische Motoren Werke AG 1,911,841
16,795 Beazer Homes USA, Inc.
a
247,726
4,691 Bellway plc 140,187
4,928 Berkeley Group Holdings plc 255,387
5,200 BIPROGY, Inc. 110,965
9,203 Bloomin' Brands, Inc. 187,649
1,757 Booking Holdings, Inc.
a
3,401,007
1,453 Brunswick Corporation 116,414
6,075 Buckle, Inc. 183,465
25,017 Bunzl plc 938,908
5,501 Burlington Stores, Inc.
a
776,356
7,912 Cheesecake Factory, Inc. 231,268
4,169 Chico's FAS, Inc.
a
20,928
3,775 Chipotle Mexican Grill, Inc.
a
5,904,931
21,700 Chiyoda Company, Ltd. 131,610
4,031 Choice Hotels International, Inc. 487,227
555 Chuy's Holdings, Inc.
a
12,338
11,329 Cie Generale des Etablissements
Michelin 317,036
542 Columbia Sportswear Company 40,113
11,243 Compagnie Financiere Richemont
SA 1,355,654
17,213 Compass Group plc 403,413
5,027 Container Store Group, Inc.
a
37,501
19,122 Cooper-Standard Holdings, Inc.
a
82,416
1,737 Cracker Barrel Old Country Store,
Inc. 165,137
4,943 Culp, Inc. 24,814
48,970 D.R. Horton, Inc. 3,821,129
1,688 Dave & Buster's Entertainment,
Inc.
a
63,064
6,453 Designer Brands, Inc. 93,117
29,124 Dollarama, Inc. 1,765,112
1,575 Dorman Products, Inc.
a
159,217
44,152 Duluth Holdings, Inc.
a
425,625
7,481 Emerald Holding, Inc.
a
23,565
76,621 Everi Holdings, Inc.
a
1,471,889
12,007 Ferrari NV 2,549,824
11,268 Five Below, Inc.
a
1,431,825
17,560 Foot Locker, Inc. 498,177
196,251 Ford Motor Company 2,882,927
13,048 Freshpet, Inc.
a
697,285
40,000 Galaxy Entertainment Group, Ltd. 237,963
12,872 Gap, Inc. 123,829
762 Garmin, Ltd. 74,386
13,875 Gentex Corporation 391,553
677 Genuine Parts Company 103,493
2,243 G-III Apparel Group, Ltd.
a
49,548
16,735 Goodyear Tire & Rubber
Company
a
205,506
2,695 Grand Canyon Education, Inc.
a
258,909
673 Group 1 Automotive, Inc. 119,067
15,349 Hanesbrands, Inc. 171,602
108,773 Harvey Norman Holdings, Ltd. 317,415
948 Hermes International 1,300,598
113,600 Honda Motor Company, Ltd. 2,911,250
40,051 Howden Joinery Group plc 330,605
20,800 Iida Group Holdings Company,
Ltd. 340,546
26,259 Industria de Diseno Textil SA 637,749
58,591 InterContinental Hotels Group plc 3,473,001

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.1%) Value
Consumer Discretionary (9.3%) - continued
3,300 Izumi Company, Ltd. $ 77,352
58,686 JB Hi-Fi, Ltd. 1,737,716
7,000 KOMEDA Holdings Company, Ltd. 119,974
9,142 Lear Corporation 1,381,722
4,858 Lithia Motors, Inc. 1,288,730
693,831 Lottery Corporation, Ltd.
a
2,200,899
39,324 Lowe's Companies, Inc. 7,531,726
4,859 LVMH Moet Hennessy Louis
Vuitton SE 3,373,855
7,293 M.D.C. Holdings, Inc. 264,371
62,526 Macy's, Inc. 1,103,584
18,779 Magnite, Inc.
a
143,472
40 Marriott Vacations Worldwide
Corporation 5,477
13,800 McDonald's Holdings Company
(Japan), Ltd. 517,989
12,226 Modine Manufacturing Company
a
160,405
9,658 Mohawk Industries, Inc.
a
1,240,860
150,024 Moneysupermarket.com Group plc 373,474
14,016 Newell Brands, Inc. 283,263
2,462 Next plc 204,967
52,756 NIKE, Inc. 6,062,720
12,700 Nitori Holdings Company, Ltd. 1,343,642
18,920 Nordstrom, Inc. 444,809
221 NVR, Inc.
a
970,875
17,900 Oriental Land Company, Ltd. 2,717,736
800 Pan Pacific International Holdings
Company 12,456
6,869 Papa John's International, Inc. 658,668
15,782 Penn National Gaming, Inc.
a
545,268
8,741 Perdoceo Education Corporation
a
119,752
13,868 Planet Fitness, Inc.
a
1,092,937
14,500 PLENUS Company, Ltd. 216,873
72,587 Porsche Automobil Holding SE 5,253,953
14,932 Premier Investments, Ltd. 222,093
13,934 PVH Corporation 862,793
6,360 Qurate Retail, Inc. 17,363
770 RCI Hospitality Holdings, Inc. 43,859
10,532 Redrow plc 74,468
14,476 Ross Stores, Inc. 1,176,320
2,289 Ruth's Hospitality Group, Inc. 40,172
30,400 Sangetsu Company, Ltd. 366,244
14,139 Six Flags Entertainment
Corporation
a
320,531
11,900 Skyline Champion Corporation
a
753,270
51,500 Sony Group Corporation 4,368,640
45,796 Sony Group Corporation ADR 3,910,520
402 Standard Motor Products, Inc. 18,388
17,674 Stellantis NV 253,802
1,975 Strategic Education, Inc. 141,864
620,756 Tabcorp Holdings, Ltd. 433,026
3,200 Takara Standard Company, Ltd. 32,042
28,154 Taylor Morrison Home Corporation
a
808,020
166,627 Taylor Wimpey plc 259,353
18,609 Tesla, Inc.
a
16,588,993
1,805 Thor Industries, Inc. 152,216
33,583 ThredUp, Inc.
a
75,562
5,500 Tokyotokeiba Company, Ltd. 170,366
9,846 Toll Brothers, Inc. 484,226
1,035 TopBuild Corporation
a
219,130
294,200 Toyota Motor Corporation 4,775,171
5,438 Travel + Leisure Company 234,432
1,332 TripAdvisor, Inc.
a
25,321
2,475 Ulta Beauty, Inc.
a
962,552
2,635 Urban Outfitters, Inc.
a
53,965
Shares Common Stock (79.1%) Value
Consumer Discretionary (9.3%) - continued
7,157 Vail Resorts, Inc. $ 1,697,139
919 Visteon Corporation
a
117,246
1,055 Volkswagen AG 208,961
2,300 West Holdings Corporation 70,845
1,598 Whitbread plc 50,864
251 Williams-Sonoma, Inc. 36,249
4,437 Wingstop, Inc. 559,861
3,995 Wolverine World Wide, Inc. 89,768
13,492 Wyndham Hotels & Resorts, Inc. 936,480
13,585 Xometry, Inc.
a,b
516,230
29,200 ZOZO, Inc. 630,769
1,453 Zumiez, Inc.
a
37,778
Total 168,671,032
Consumer Staples (4.5%)
6,397 Alimentation Couche-Tard, Inc. 285,793
16,900 Arcs Company, Ltd. 269,323
23,100 Asahi Group Holdings, Ltd. 803,103
37,570 BJ's Wholesale Club Holdings,
Inc.
a
2,543,489
100,138 British American Tobacco plc 3,923,787
11,555 Casey's General Stores, Inc. 2,341,621
6,330 Celsius Holdings, Inc.
a
563,117
161,295 Coles Group, Ltd. 2,124,309
93 Constellation Brands, Inc. 22,907
11,546 Darling Ingredients, Inc.
a
799,907
137,512 Diageo plc 6,514,222
38,026 e.l.f. Beauty, Inc.
a
1,275,012
5,238 Empire Company, Ltd. 158,954
31,350 ForFarmers BV 96,772
18,591 GrainCorp, Ltd. 112,229
15,271 Greggs plc 380,739
10,921 Hain Celestial Group, Inc.
a
248,453
263,468 Haleon plc ADR
a
1,852,180
4,076 Heineken NV 401,838
1,755 Hershey Company 400,070
145,117 Imperial Brands plc 3,186,248
4,079 Ingredion, Inc. 371,107
74,000 Japan Tobacco, Inc. 1,328,716
429 John B. Sanfilippo & Son, Inc. 32,132
3,600 Kao Corporation 156,580
79,841 Lamb Weston Holdings, Inc. 6,360,134
54 Lindt & Spruengli AG 597,168
139 Medifast, Inc. 23,378
197,837 Metcash, Ltd. 576,682
8,200 Ministop Company, Ltd. 89,972
33,781 Mowi ASA 779,500
100,845 Nestle SA 12,356,265
3,786 Performance Food Group
Company
a
188,202
83,065 Philip Morris International, Inc. 8,069,765
519 PriceSmart, Inc. 34,451
5,452 Royal Unibrew AS 464,966
2,059 SalMar ASA 147,484
464 Seneca Foods Corporation
a
26,411
23,800 Seven & I Holdings Company, Ltd. 970,093
1,697 Shufersal, Ltd. 11,089
44,856 Sonae SGPS SA 51,036
13,124 Sprouts Farmers Markets, Inc.
a
362,747
46,246 Svenska Cellulosa AB SCA 676,097
42,465 Sysco Corporation 3,605,278
98,451 Tesco plc 315,747
19,980 Turning Point Brands, Inc. 479,520
37,910 Unilever plc 1,847,010
4,071 US Foods Holding Corporation
a
128,236

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.1%) Value
Consumer Staples (4.5%) - continued
104,434 Walmart, Inc. $ 13,790,510
Total 82,144,349
Energy (4.6%)
9,104 Antero Midstream Corporation 91,586
19,977 Antero Resources Corporation
a
791,888
9,812 Archrock, Inc. 82,813
753,296 BP plc 3,686,842
109,041 BP plc ADR 3,203,625
1,679 California Resources Corporation 75,320
6,470 Callon Petroleum Company
a
297,879
4,605 Canadian Natural Resources, Ltd. 254,281
1,791 Centennial Resource
Development, Inc.
a
11,928
5,583 ChampionX Corporation 116,629
165 Civitas Resources, Inc. 9,728
64,026 ConocoPhillips 6,238,053
79,756 Devon Energy Corporation 5,012,665
6,642 Enbridge, Inc. 298,295
240,700 Eneos Holdings, Inc. 931,125
192,124 Enterprise Products Partners, LP 5,135,475
2,523 EQT Corporation 111,088
95,934 Equinor ASA 3,693,834
200,011 Galp Energia SGPS SA 2,111,224
61 Gulfport Energy Corporation
a
5,614
84,319 Halliburton Company 2,470,547
11,080 HF Sinclair Corporation 529,846
126,525 Italgas SPA 723,821
2,563 Kimbell Royalty Partners, LP 45,673
64,662 Liberty Energy, Inc.
a
918,200
24,482 Marathon Oil Corporation 607,154
37,050 Marathon Petroleum Corporation 3,396,003
16,658 Matador Resources Company 962,499
212 Newpark Resources, Inc.
a
746
3,435 NexTier Oilfield Solutions, Inc.
a
34,247
9,387 Nine Energy Service, Inc.
a
25,720
28,520 NOV, Inc. 530,757
3,191 Oceaneering International, Inc.
a
33,888
36,535 OMV AG 1,556,018
6,106 Par Pacific Holdings, Inc.
a
100,749
7,356 PBF Energy, Inc.
a
245,323
57,311 Pembina Pipeline Corporation 2,188,071
21,979 Pioneer Natural Resources
Company 5,207,924
4,568 Plains GP Holdings, LP 51,116
34,744 ProPetro Holding Corporation
a
365,507
1,049 Select Energy Services, Inc.
a
7,836
419,917 Shell plc 11,201,884
354 Sitio Royalties Corporation 10,447
8,106 SM Energy Company 334,616
369 Solaris Oilfield Infrastructure, Inc. 4,092
65,709 Suncor Energy, Inc. 2,230,068
52,238 Talos Energy, Inc.
a
989,910
1,791 Targa Resources Corporation 123,776
188,434 TC Energy Corporation 10,045,987
152,795 TechnipFMC plc
a
1,236,112
122,690 TotalEnergies SE 6,266,656
5,025 World Fuel Services Corporation 139,293
Total 84,744,378
Financials (12.1%)
28,980 AB Industrivarden, Class A 756,147
84,436 AB Industrivarden, Class C 2,178,471
675 Ackermans and van Haaren NV 99,226
30,540 Air Lease Corporation 1,133,339
Shares Common Stock (79.1%) Value
Financials (12.1%) - continued
1,260 Allianz SE $ 228,823
19,472 Ally Financial, Inc. 643,939
1,180 American Equity Investment Life
Holding Company 44,321
29,569 American Express Company 4,554,217
6,650 American Financial Group, Inc. 888,972
8,659 Ameris Bancorp 409,484
24,118 Annaly Capital Management, Inc. 165,932
3,374 Arch Capital Group, Ltd.
a
149,806
2,452 Argo Group International Holdings,
Ltd. 80,401
6,996 Arthur J. Gallagher & Company 1,252,214
10,439 ASR Nederland NV 436,322
23,775 ASX, Ltd. 1,477,729
40,138 Azimut Holding SPA 702,137
19,323 Baloise Holding AG 3,078,716
1,834 Banc of California, Inc. 32,113
8,845 Banca Farmafactoring SPA
c
62,144
822,165 Banco Santander SA 2,056,943
326,696 Bank Hapoalim, Ltd. 3,044,809
444,075 Bank Leumi Le-Israel BM 4,318,013
217,633 Bank of America Corporation 7,358,172
6,859 Bank of Montreal 683,784
4,910 BankFinancial Corporation 46,792
702,186 Barclays plc 1,345,088
289 BayCom Corporation 5,662
327 BCB Bancorp, Inc. 6,298
23,451 Brighthouse Financial, Inc.
a
1,018,242
867 Byline Bancorp, Inc. 21,233
190,877 CaixaBank SA 573,151
167,492 Canadian Imperial Bank of
Commerce 8,473,025
43,403 Canadian Western Bank 876,839
24,293 Capital One Financial Corporation 2,668,100
32,478 Central Pacific Financial
Corporation 769,079
142,584 Charles Schwab Corporation 9,845,425
4,014 Chimera Investment Corporation 42,027
30,998 Chubb, Ltd. 5,847,463
30,702 CI Financial Corporation 353,880
5,553 Cincinnati Financial Corporation 540,529
8,423 CNO Financial Group, Inc. 157,931
44,611 Comerica, Inc. 3,469,397
3,189 Commonwealth Bank of Australia 226,474
10,688 Community Trust Bancorp, Inc. 463,111
2,938 ConnectOne Bancorp, Inc. 77,681
26,648 Customers Bancorp, Inc.
a
1,017,687
239,000 DBS Group Holdings, Ltd. 5,453,586
109,859 Deutsche Bank AG 960,928
37,285 Deutsche Boerse AG 6,508,641
42,168 Deutsche Pfandbriefbank AG
c
389,771
692 Dime Community Bancshares, Inc. 23,583
23,204 Discover Financial Services 2,343,604
298,276 DNB Bank ASA 5,883,723
690 Eagle Bancorp, Inc. 33,831
11,302 East West Bancorp, Inc. 811,258
621 Employers Holdings, Inc. 24,660
9,127 Enova International, Inc.
a
314,973
1,168 Enterprise Financial Services
Corporation 54,931
119,164 Equitable Holdings, Inc. 3,387,833
1,027 Equity Bancshares, Inc. 32,813
1,642 Essent Group, Ltd. 68,570
29,503 Euronext NV
c
2,403,854
29,403 F.N.B. Corporation 351,660

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.1%) Value
Financials (12.1%) - continued
8,936 Financial Institutions, Inc. $ 236,893
8,786 First Financial Corporation 410,482
1,023 First of Long Island Corporation 18,619
8,255 Flushing Financial Corporation 178,225
26,886 Fulton Financial Corporation 448,727
4,605 Global Life, Inc. 463,862
5,382 Great Southern Bancorp, Inc. 333,361
31,132 Groupe Bruxelles Lambert SA 2,755,641
13,067 Hamilton Lane, Inc. 987,473
15,158 Hancock Whitney Corporation 739,862
32,150 Hanmi Financial Corporation 812,431
6,518 Hanover Insurance Group, Inc. 889,511
301 Harel Insurance Investments &
Financial Services, Ltd. 3,078
9,392 Heartland Financial USA, Inc. 421,701
1,543 Helvetia Holding AG 176,409
20,969 Home Capital Group, Inc. 428,042
6,183 HomeStreet, Inc. 230,564
4,772 Hometrust Bancshares, Inc. 115,196
98,509 Hope Bancorp, Inc. 1,481,575
5,708 Horizon Bancorp, Inc. 108,852
801,937 HSBC Holdings plc 5,023,318
235,182 Humm Group, Ltd. 82,659
19,438 Independent Bank Corporation 407,809
4,585 Invesco Mortgage Capital, Inc. 81,155
39,446 Invesco, Ltd. 699,772
37,756 Investor AB, Class B 704,592
57,086 J.P. Morgan Chase & Company 6,585,441
106,700 Japan Post Holdings Company,
Ltd. 768,223
10,482 Kinsale Capital Group, Inc. 2,549,327
2,915 L E Lundbergforetagen AB 138,345
3,699 Lakeland Bancorp, Inc. 58,888
91,824 Laurentian Bank of Canada 2,996,623
3,437 Lincoln National Corporation 176,456
24,205 M&T Bank Corporation 4,295,177
268,747 Man Group plc 894,055
27,958 Manulife Financial Corporation 511,761
14,123 Marsh & McLennan Companies,
Inc. 2,315,607
64,726 Mediobanca SPA 555,134
2,633 Mercantile Bank Corporation 93,314
40 Merchants Bancorp 1,058
12,884 MFA Financial, Inc. 166,977
19,829 Midland States Bancorp, Inc. 519,520
7,508 MidWestOne Financial Group, Inc. 234,325
529,800 Mitsubishi HC Capital, Inc. 2,567,359
148,800 Mitsubishi UFJ Financial Group,
Inc. 838,412
74,657 Mizrahi Tefahot Bank, Ltd. 2,775,453
72,492 Morgan Stanley 6,111,076
3,082 MSCI, Inc. 1,483,490
8,645 National Bank of Canada 606,578
151,922 New York Community Bancorp,
Inc. 1,613,412
13,210 NMI Holdings, Inc.
a
250,197
1,412 Northfield Bancorp, Inc. 20,785
16,397 OceanFirst Financial Corporation 337,122
3,079 OFG Bancorp 84,580
6,809 Old Republic International
Corporation 158,445
27,136 OneMain Holdings, Inc. 1,009,459
84,600 ORIX Corporation 1,507,727
48,332 PacWest Bancorp 1,354,746
21,221 Paragon Banking Group plc 138,554
489 Pathward Financial, Inc. 16,489
Shares Common Stock (79.1%) Value
Financials (12.1%) - continued
288 PCB Bancorp $ 5,550
12,859 Plus500, Ltd. 260,980
22,339 Popular, Inc. 1,735,070
2 Primerica, Inc. 257
259 QCR Holdings, Inc. 15,356
44,170 Radian Group, Inc. 988,083
67,320 Raymond James Financial, Inc. 6,629,000
322 Reinsurance Group of America,
Inc. 37,281
232,200 Resona Holdings, Inc. 902,387
18,043 S&P Global, Inc. 6,800,948
764 S&T Bancorp, Inc. 23,638
20,666 Sampo Oyj 892,824
9,598 Seacoast Banking Corporation of
Florida 343,416
8,780 SEI Investments Company 486,061
5,690 Signature Bank 1,055,893
2,701 SiriusPoint, Ltd.
a
11,830
173,648 Standard Chartered plc 1,196,907
46,650 State Street Corporation 3,314,016
82,900 Sumitomo Mitsui Financial Group,
Inc. 2,600,747
66,800 Sumitomo Mitsui Trust Holdings,
Inc. 2,194,331
25,633 Sun Life Financial, Inc. 1,190,222
7,480 Svolder AB 48,610
5,059 Swiss Life Holding AG 2,679,936
6,260 Synchrony Financial 209,585
1,814 Territorial Bancorp, Inc. 40,634
4,561 Texas Capital Bancshares, Inc.
a
267,366
2,739 Topdanmark AS 133,498
8,292 Toronto-Dominion Bank 538,619
5,845 TPG RE Finance Trust, Inc. 63,418
11,755 Tradeweb Markets, Inc. 828,963
89,089 Truist Financial Corporation 4,496,322
10,104 TrustCo Bank Corporation NY 339,090
16,585 Two Harbors Investment
Corporation 89,227
40,389 UBS Group AG 659,969
21,691 Umpqua Holdings Corporation 381,979
449 Univest Financial Corporation 11,198
59,914 Unum Group 1,928,632
8,765 Virtu Financial, Inc. 204,487
773 Vontobel Holding AG 50,845
154,890 Wells Fargo & Company 6,795,024
23,390 Western Alliance Bancorp 1,786,528
1,059 Western Asset Mortgage Capital
Corporation 13,502
2,807 Zions Bancorporation NA 153,122
8,475 Zurich Insurance Group AG 3,699,578
Total 220,808,360
Health Care (11.5%)
12,304 AbbVie, Inc. 1,765,747
4,024 Accolade, Inc.
a
37,182
2,497 AdaptHealth Corporation
a
55,209
10,938 Adaptive Biotechnologies
Corporation
a
100,192
39,713 Agilon Health, Inc.
a
994,016
8,161 Agios Pharmaceuticals, Inc.
a
176,033
5,860 ALK-Abello AS
a
116,999
9,373 Alkermes plc
a
239,949
2,580 Allogene Therapeutics, Inc.
a
33,488
1,197 Amedisys, Inc.
a
143,460
4,848 AmerisourceBergen Corporation 707,469

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.1%) Value
Health Care (11.5%) - continued
12,912 Amgen, Inc. $ 3,195,333
3,048 Amneal Pharmaceuticals, Inc.
a
10,790
1,222 Anika Therapeutics, Inc.
a
28,546
4,370 Argenx SE ADR
a
1,591,598
7,522 Ascendis Pharma AS ADR
a
643,357
181,500 Astellas Pharma, Inc. 2,842,543
25,166 AstraZeneca plc 3,310,380
65,560 AstraZeneca plc ADR 4,342,039
4,376 Atara Biotherapeutics, Inc.
a
13,259
41,560 Avacta Group plc
a,b
55,673
13,945 Avanos Medical, Inc.
a
395,620
40,597 Avantor, Inc.
a
1,178,125
16,438 Axonics, Inc.
a
1,066,333
53,497 Baxter International, Inc. 3,138,134
154,690 Bayer AG 9,023,067
13,903 Biogen, Inc.
a
2,989,979
11,436 BioLife Solutions, Inc.
a
220,372
223 Bio-Rad Laboratories, Inc.
a
125,607
3,401 Bio-Techne Corporation 1,310,337
1,649 Cardiovascular Systems, Inc.
a
25,411
51,269 Centene Corporation
a
4,766,479
5,045 Charles River Laboratories
International, Inc.
a
1,263,974
1,166 Chemed Corporation 560,951
52,600 Chugai Pharmaceutical Company,
Ltd. 1,477,682
19,317 Cigna Holding Company 5,319,129
298 Comet Holding AG 54,961
4,914 Community Health Systems, Inc.
a
14,644
53 CONMED Corporation 5,174
3,038 Cooper Companies, Inc. 993,426
38,833 CSL, Ltd. 7,907,053
30,982 CVS Health Corporation 2,964,358
23,000 Daiichi Sankyo Company, Ltd. 609,838
19,789 Danaher Corporation 5,767,900
13,418 Dechra Pharmaceuticals plc 603,848
10,768 Dentsply Sirona, Inc. 389,371
14,132 DexCom, Inc.
a
1,159,955
1,677 Editas Medicine, Inc.
a
26,681
40,418 Edwards Lifesciences Corporation
a
4,063,626
4,515 Elanco Animal Health, Inc.
a
91,474
18,543 Elevance Health, Inc. 8,846,865
7,588 Encompass Health Corporation 384,105
3,793 Enhabit, Inc.
a
66,415
2,009 Euroapi SASU
a
33,892
831 Exact Sciences Corporation
a
37,478
1,946 Forma Therapeutics Holdings,
Inc.
a
16,113
6,525 Galenica AG
c
516,587
36,196 Gilead Sciences, Inc. 2,162,711
99,723 GlaxoSmithKline plc ADR 4,205,319
2,011 Global Blood Therapeutics, Inc.
a
65,800
492 Guardant Health, Inc.
a
24,684
8,780 Halozyme Therapeutics, Inc.
a
429,342
18,723 HCA Healthcare, Inc. 3,977,140
3,557 HealthEquity, Inc.
a
206,911
466 HealthStream, Inc.
a
11,212
2,219 ICU Medical, Inc.
a
393,140
15,908 Immunocore Holdings plc ADR
a
733,995
8,930 Inari Medical, Inc.
a
692,789
14,930 Inotiv, Inc.
a
278,892
4,164 Inspire Medical Systems, Inc.
a
870,234
6,265 Insulet Corporation
a
1,552,467
883 Integer Holdings Corporation
a
61,713
Shares Common Stock (79.1%) Value
Health Care (11.5%) - continued
1,763 Integra LifeSciences Holdings
Corporation
a
$ 97,036
19,536 Intuitive Surgical, Inc.
a
4,496,601
45,606 Johnson & Johnson 7,959,159
7,621 Kura Oncology, Inc.
a
116,677
3,000 Laboratorios Farmaceuticos ROVI,
SA 157,076
26,933 Laboratory Corporation of America
Holdings 7,061,563
8,845 Lantheus Holdings, Inc.
a
678,588
2,335 LNA Sante 79,947
1,238 Masimo Corporation
a
178,990
66,111 Merck & Company, Inc. 5,906,357
24,503 Merck KGaA 4,666,841
2,101 Merit Medical Systems, Inc.
a
120,765
238 MultiPlan Corporation
a
1,204
9,590 Natera, Inc.
a
450,730
3,051 National HealthCare Corporation 216,713
188,115 Novartis AG 16,164,659
49,860 Novo Nordisk AS 5,807,387
28,516 Novo Nordisk AS ADR 3,309,567
1,205 Nurix Therapeutics, Inc.
a
19,232
3,110 NuVasive, Inc.
a
163,337
12,029 Omnicell, Inc.
a
1,324,633
6,200 Ono Pharmaceutical Company,
Ltd. 174,337
1,104 Orion Oyj 52,702
3,514 Orthofix Medical, Inc.
a
90,134
4,433 Pediatrix Medical Group, Inc.
a
100,452
12,898 Premier, Inc. 496,057
53,121 Progyny, Inc.
a
1,621,784
41,115 QIAGEN NV
a
2,060,545
23,691 R1 RCM, Inc.
a
592,275
76,166 Recordati SPA 3,377,894
4,665 Regeneron Pharmaceuticals, Inc.
a
2,713,584
8,593 Repligen Corporation
a
1,833,402
7,311 Roche Holding AG, Participation
Certificates 2,427,285
943 Sage Therapeutics, Inc.
a
32,449
46,214 Sanofi 4,592,429
6,446 Sarepta Therapeutics, Inc.
a
599,156
6,100 Sawai Group Holdings Company,
Ltd. 197,885
1,281 Scholar Rock Holding Corporation
a
8,788
30,400 Shionogi & Company, Ltd. 1,559,261
14,413 Silk Road Medical, Inc.
a
655,936
4,393 Sonova Holding AG 1,582,279
551 STAAR Surgical Company
a
44,466
4,310 Syneos Health, Inc.
a
341,093
125,800 Takeda Pharmaceutical Company,
Ltd. 3,690,998
5,796 Tecan Group AG 2,058,371
9,118 Teleflex, Inc. 2,192,514
9,600 Terumo Corporation 327,779
6,832 Thermo Fisher Scientific, Inc. 4,088,337
5,006 Tilray Brands, Inc.
a,b
18,272
6,203 Travere Therapeutics, Inc.
a
146,019
3,351 Twist Bioscience Corporation
a
146,573
503 U.S. Physical Therapy, Inc. 65,279
2,199 Ultragenyx Pharmaceutical, Inc.
a
117,163
1,413 Vanda Pharmaceuticals, Inc.
a
15,232
3,031 Veracyte, Inc.
a
79,837
11,405 Vor BioPharma, Inc.
a,b
52,577
3,273 VYNE Therapeutics, Inc.
a
1,414
668 Waters Corporation
a
243,172
1,882 Zentalis Pharmaceuticals, Inc.
a
54,954

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.1%) Value
Health Care (11.5%) - continued
31,361 Zimmer Biomet Holdings, Inc. $ 3,461,941
34,266 Zoetis, Inc. 6,255,258
Total 210,631,520
Industrials (10.9%)
1,064 A.O. Smith Corporation 67,319
795 A.P. Moller - Maersk AS, Class B 2,170,617
28,969 Aalberts NV 1,241,489
3,614 ACCO Brands Corporation 25,912
6,702 AECOM 482,544
56,345 Airbus SE 6,075,188
26,129 Alaska Air Group, Inc.
a
1,158,299
596 Allegion plc 62,997
14,415 Altra Industrial Motion Corporation 601,538
632 American Woodmark Corporation
a
31,739
7,024 AMETEK, Inc. 867,464
687 AMG Advanced Metallurgical
Group NV 19,285
1,764 Armstrong World Industries, Inc. 157,613
15,468 ASGN, Inc.
a
1,604,960
72,576 Assa Abloy AB 1,714,682
692,875 Aurizon Holdings, Ltd. 1,961,041
5,741 AZZ, Inc. 244,222
3,708 Cactus, Inc. 154,216
94,241 Canadian National Railway
Company 11,939,180
55,196 Canadian Pacific Railway, Ltd. 4,352,146
17,706 Carlisle Companies, Inc. 5,242,747
11,850 CBIZ, Inc.
a
540,597
19,461 Chart Industries, Inc.
a
3,796,647
35,258 CIA De Distribucion Integral 726,776
258,105 CNH Industrial NV 3,334,717
486 Columbus McKinnon Corporation 16,087
64,600 COMSYS Holdings Corporation 1,297,830
928 Covenant Logistics Group, Inc. 31,060
31,935 Crane Holdings, Company 3,159,330
3,079 CSW Industrials, Inc. 367,848
95,428 CSX Corporation 3,085,187
10,681 Curtiss-Wright Corporation 1,532,083
15,400 Daikin Industries, Ltd. 2,700,826
944 Dassault Aviation SA 135,013
103,026 Delta Air Lines, Inc.
a
3,276,227
1,629 Donaldson Company, Inc. 88,634
113 Douglas Dynamics, Inc. 3,600
56,804 Driven Brands Holdings, Inc.
a
1,725,706
20,551 DSV AS 3,462,864
736 Eagle Bulk Shipping, Inc. 38,956
8,233 Eiffage SA 772,574
7,035 EMCOR Group, Inc. 818,663
52,052 Emerson Electric Company 4,688,324
182 Enovis Corporation
a
10,869
5,000 EXEO Group, Inc. 83,780
3,700 FANUC Corporation 638,104
17,653 Fastenal Company 906,658
1,067 Ferguson plc 134,228
43,273 First Advantage Corporation
a
607,120
4,323 Forrester Research, Inc.
a
200,976
10,171 Fortune Brands Home and
Security, Inc. 708,715
6,013 Forward Air Corporation 630,944
6,115 Fugro NV
a
72,782
2,648 Genco Shipping & Trading, Ltd. 51,053
2,689 Generac Holdings, Inc.
a
721,459
17,997 General Dynamics Corporation 4,079,380
776 Gibraltar Industries, Inc.
a
36,309
Shares Common Stock (79.1%) Value
Industrials (10.9%) - continued
19,307 Golden Ocean Group, Ltd. $ 213,171
1,529 GrafTech International, Ltd. 11,773
254,919 GWA Group, Ltd. 371,785
9,500 Hanwa Company, Ltd. 207,772
54,111 Howmet Aerospace, Inc. 2,009,141
8,270 Hubbell, Inc. 1,811,295
326 ICF International, Inc. 30,758
8,505 IDEX Corporation 1,775,419
45,600 Inaba Denki Sangyo Company,
Ltd. 950,772
5,583 Indutrade AB 131,220
1,467 ITT Corporation 110,069
8,700 Jardine Matheson Holdings, Ltd. 459,273
2,336 JetBlue Airways Corporation
a
19,669
61,306 Johnson Controls International plc 3,305,006
6,700 Kamigumi Company, Ltd. 136,241
4,100 Kawasaki Kisen Kaisha, Ltd. 302,332
4,421 Kennametal, Inc. 118,704
55,300 Kinden Corporation 652,888
20,155 KONE Oyj 921,109
14,788 L3Harris Technologies, Inc. 3,548,676
12,506 Landstar System, Inc. 1,958,189
89,525 Legrand SA 7,308,910
1,201 Lennox International, Inc. 287,676
155,754 Leonardo SPA 1,458,880
16,319 Lincoln Electric Holdings, Inc. 2,308,159
4,858 Manitowoc Company, Inc.
a
55,527
8,082 ManpowerGroup, Inc. 633,710
33,800 Marubeni Corporation 314,417
1,854 Masonite International
Corporation
a
168,770
6,289 Mercury Systems, Inc.
a
371,114
13,989 Middleby Corporation
a
2,024,068
67,200 Mitsubishi Corporation 1,997,136
191,200 Mitsubishi Electric Corporation 2,017,968
19,800 Mitsuboshi Belting, Ltd. 480,496
2,300 Mitsui & Company, Ltd. 50,743
6,100 Mitsui O.S.K. Lines, Ltd. 167,268
12,681 MSC Industrial Direct Company,
Inc. 1,048,211
302 National Presto Industries, Inc. 21,502
3,000 Nidec Corporation 208,482
3,500 Nippon Yusen Kabushiki Kaisha 274,930
2,000 Nishimatsu Construction
Company, Ltd. 59,906
24,600 Nitto Kogyo Corporation 479,045
15,500 Norfolk Southern Corporation 3,893,135
7,239 Northrop Grumman Corporation 3,466,757
3,615 NOW, Inc.
a
39,982
3,037 Nutrien, Ltd. 260,149
2,650 Old Dominion Freight Line, Inc. 804,302
338,000 Pacific Basin Shipping, Ltd. 161,644
95,145 PageGroup plc 529,576
24,714 Parker-Hannifin Corporation 7,144,570
7,463 Pentair plc 364,866
18,700 Penta-Ocean Construction
Company, Ltd. 102,784
770 Quad/Graphics, Inc.
a
2,449
33,798 Ranpak Holdings Corporation
a
172,708
3,719 RBC Bearings, Inc.
a
877,684
10,300 Recruit Holdings Company, Ltd. 384,942
35,005 Redde Northgate plc 156,449
29,511 Regal Rexnord Corporation 3,963,327
132,374 RELX plc 3,919,538
22,100 Rexel SA 392,770

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.1%) Value
Industrials (10.9%) - continued
931 RHI Magnesita NV $ 25,665
15,436 Rush Enterprises, Inc. 743,861
14,247 Saab AB 515,366
53,711 Sacyr SA 122,835
1,945 Saia, Inc.
a
462,618
50,300 Secom Company, Ltd. 3,359,542
79,337 SEEK, Ltd. 1,285,032
23,890 Serco Group plc 54,964
40,900 Singapore Technologies
Engineering, Ltd. 119,255
22,199 SkyWest, Inc.
a
536,106
1,500 SMC Corporation 739,255
1,589 Snap-On, Inc. 356,015
5,600 Sohgo Security Services
Company, Ltd. 156,934
6,931 Spirax-Sarco Engineering plc 1,011,299
12,672 Standex International Corporation 1,230,198
149,500 Sumitomo Corporation 2,101,964
37,416 Summit Materials, Inc.
a
1,029,314
35,054 Sun Country Airlines Holdings,
Inc.
a
707,039
1,362 Sunrun, Inc.
a
44,524
3,900 Taikisha, Ltd. 96,534
2,973 Technip Energies NV ADR 34,962
4,341 Teledyne Technologies, Inc.
a
1,699,067
15,883 Thales SA 1,975,197
4,620 Timken Company 302,056
1,849 Toro Company 158,996
4,917 Toromont Industries, Ltd. 414,118
3,260 Trane Technologies plc 479,187
14,054 TransUnion 1,113,498
6,231 Trex Company, Inc.
a
402,024
3,003 TriMas Corporation 88,889
21,000 Tsubakimoto Chain Company 499,831
12,852 Tutor Perini Corporation
a
116,696
217,921 Uber Technologies, Inc.
a
5,110,247
18,735 United Airlines Holdings, Inc.
a
688,511
34,114 United Parcel Service, Inc. 6,648,477
11,510 United Rentals, Inc.
a
3,713,932
1,984 Univar Solutions, Inc.
a
53,647
3,337 Valmont Industries, Inc. 905,929
2,804 Verisk Analytics, Inc. 533,461
24,557 Vicor Corporation
a
1,791,679
16,968 Vontier Corporation 437,774
1,961 Watsco, Inc. 537,216
324 Watts Water Technologies, Inc. 44,754
5,821 Werner Enterprises, Inc. 255,891
70,110 WillScot Mobile Mini Holdings
Corporation
a
2,706,947
1,695 Woodward, Inc. 177,467
11,200 Yuasa Trading Company, Ltd. 304,137
Total 197,969,846
Information Technology (12.7%)
3,687 ACI Worldwide, Inc.
a
105,190
17,800 Advantest Corporation 1,058,691
10,864 Aixtron SE 280,864
18,421 Amphenol Corporation 1,420,812
135,745 Apple, Inc. 22,059,920
8,624 Arista Networks, Inc.
a
1,005,817
8,360 Arrow Electronics, Inc.
a
1,071,501
12,754 ASML Holding NV 7,330,436
9,085 Avalara, Inc.
a
794,211
1,000 BayCurrent Consulting, Inc. 312,865
1,136 Benchmark Electronics, Inc. 29,059
Shares Common Stock (79.1%) Value
Information Technology (12.7%) - continued
9,182 Bill.com Holdings, Inc.
a
$ 1,240,305
89,657 Block, Inc.
a
6,819,311
3,387 Booz Allen Hamilton Holding
Corporation 325,084
9,999 Bread Financial Holdings, Inc. 396,060
937 CACI International, Inc.
a
283,246
19,349 Calix, Inc.
a
1,103,667
3,519 CDW Corporation 638,804
86,449 CGI, Inc.
a
7,412,518
26,663 Check Point Software
Technologies, Ltd.
a
3,322,210
177,632 Cisco Systems, Inc. 8,059,164
33,799 Cognex Corporation 1,723,073
12,369 CommScope Holding Company,
Inc.
a
111,692
145,028 Computershare, Ltd. 2,562,206
8,878 Conduent Incorporated
a
41,371
6,352 Descartes Systems Group, Inc.
a
438,542
2,253 Digital Turbine, Inc.
a
45,218
1,298 Diodes, Inc.
a
105,618
3,200 DISCO Corporation 781,855
16,835 Dolby Laboratories, Inc. 1,303,029
3,084 Endava plc ADR
a
314,568
2,799 EPAM Systems, Inc.
a
977,551
1,813 ePlus, Inc.
a
100,748
4,040 Euronet Worldwide, Inc.
a
397,011
3,075 Eventbrite, Inc.
a
28,782
52,453 Fidelity National Information
Services, Inc. 5,358,598
21,466 Five9, Inc.
a
2,320,904
2,214 FLEETCOR Technologies, Inc.
a
487,279
15,527 Flex, Ltd.
a
260,854
15,000 Fuji Soft, Inc. 912,809
16,800 Fujitsu, Ltd. 2,252,248
117 Genpact, Ltd. 5,625
11,833 Global Payments, Inc. 1,447,413
214,592 Halma plc 6,043,550
14,700 Hoya Corporation 1,472,817
1,797 HubSpot, Inc.
a
553,476
7,492 Indra Sistemas SA 68,534
3,230 IPG Photonics Corporation
a
344,253
45,300 ITOCHU Techno-Solutions
Corporation 1,214,027
9,562 Jack Henry & Associates, Inc. 1,986,697
10,600 Keyence Corporation 4,201,227
93 Keysight Technologies, Inc.
a
15,122
6,182 Knowles Corporation
a
122,094
1,301 Lam Research Corporation 651,164
38,755 Lattice Semiconductor
Corporation
a
2,383,433
14,858 LiveRamp Holding, Inc.
a
395,371
1,812 MAXIMUS, Inc. 121,132
354 MaxLinear, Inc.
a
14,305
3,307 Microchip Technology, Inc. 227,720
128,989 Microsoft Corporation 36,212,372
534 MKS Instruments, Inc. 63,119
6,165 Momentive Global, Inc.
a
53,327
4,732 Monolithic Power Systems, Inc. 2,199,055
27,300 Murata Manufacturing Company,
Ltd. 1,594,612
4,700 NEC Networks & System
Integration Corporation 64,875
900 Net One Systems Company, Ltd. 20,961
890 NETGEAR, Inc.
a
22,944
1,386 Nova, Ltd.
a
147,198
3,917 Nova, Ltd.
a
412,656

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.1%) Value
Information Technology (12.7%) - continued
3,300 NTT Data Corporation $ 49,946
69,587 NVIDIA Corporation 12,639,087
7,342 Okta, Inc.
a
722,820
17,600 Oracle Corporation Japan 1,097,681
3,549 Palo Alto Networks, Inc.
a
1,771,306
4,587 Paycom Software, Inc.
a
1,515,958
21,761 Paymentus Holdings, Inc.
a,b
316,623
97,765 PayPal Holdings, Inc.
a
8,459,605
149 Progress Software Corporation 6,997
11,414 PTC, Inc.
a
1,408,259
12,386 Qorvo, Inc.
a
1,289,011
89,435 QUALCOMM, Inc. 12,973,441
11,900 Renesas Electronics Corporation
a
113,346
7,400 Ricoh Company, Ltd. 59,519
11,900 Ryoyo Electro Corporation 200,353
41,169 Salesforce, Inc.
a
7,575,919
109,372 Samsung Electronics Company,
Ltd. 5,177,141
3,692 Sanmina Corporation
a
170,017
168 ScanSource, Inc.
a
5,368
13,671 Semtech Corporation
a
852,113
14,887 ServiceNow, Inc.
a
6,649,427
37,505 Shopify, Inc.
a
1,306,299
25,259 Sierra Wireless, Inc.
a
628,444
2,669 SiTime Corporation
a
496,381
6,318 Skyworks Solutions, Inc. 687,904
348 Sopra Group SA 57,987
43,736 Sprout Social, Inc.
a
2,278,646
4,033 Synopsys, Inc.
a
1,482,128
5,949 TD SYNNEX Corporation 597,399
23,036 Texas Instruments, Inc. 4,120,910
11,209 Thomson Reuters Corporation 1,258,633
9,700 Tokyo Electron, Ltd. 3,338,677
2,067 TTM Technologies, Inc.
a
27,967
3,699 Tyler Technologies, Inc.
a
1,475,901
7,160 Universal Display Corporation 826,694
201 Upland Software, Inc.
a
2,275
549 Vertex, Inc.
a
6,176
5,895 WEX, Inc.
a
979,808
10,049 Workiva, Inc.
a
658,210
6,215 Xerox Holdings Corporation 106,463
Total 231,043,609
Materials (4.4%)
34,009 Acerinox SA 331,802
1,830 AdvanSix, Inc. 71,901
41,466 Air Liquide SA 5,700,821
29,275 Altri SGPS SA 172,736
12,778 AptarGroup, Inc. 1,376,957
58,728 ArcelorMittal SA 1,449,045
3,312 Aurubis AG 239,116
2,849 Avery Dennison Corporation 542,621
111,033 Axalta Coating Systems, Ltd.
a
2,800,252
41,280 BASF SE 1,839,644
101,280 BHP Group, Ltd. 2,771,562
5,151 Boliden AB 172,141
515 Cabot Corporation 38,244
2,025 Celanese Corporation 237,958
45,442 CF Industries Holdings, Inc. 4,339,257
2,925 Cleveland-Cliffs, Inc.
a
51,802
9,276 Compass Minerals International,
Inc. 345,345
7,139 Croda International plc 652,864
6,282 Crown Holdings, Inc. 638,754
68,238 Deterra Royalties, Ltd. 208,276
Shares Common Stock (79.1%) Value
Materials (4.4%) - continued
37,130 Eastman Chemical Company $ 3,561,881
14,696 Evonik Industries AG 313,460
44,184 Evraz plc
d
5
3,735 FMC Corporation 414,958
137,438 Fortescue Metals Group, Ltd. 1,768,628
639,702 Glencore Xstrata plc 3,625,653
118,780 Granges AB 1,101,360
9,634 Graphic Packaging Holding
Company 214,357
106,944 Hexpol AB 1,115,433
9,249 Holmen AB 380,059
7,416 Huntsman Corporation 214,767
3,189 Ingevity Corporation
a
213,982
5,732 Innospec, Inc. 584,664
48,400 JFE Holdings, Inc. 545,703
4,878 Kaiser Aluminum Corporation 369,606
1,287 Koninklijke DSM NV 206,111
45,800 Kyoei Steel, Ltd. 507,871
4,300 Lintec Corporation 75,597
38,474 LyondellBasell Industries NV 3,428,803
2,756 Martin Marietta Materials, Inc. 970,332
2,659 Mativ, Inc. 58,099
2,943 Minerals Technologies, Inc. 196,622
12,500 Mitsubishi Gas Chemical
Company, Inc. 181,695
2,167 Myers Industries, Inc. 52,723
13,791 Navigator Company SA 56,914
44,000 Nippon Steel Corporation 654,730
124,092 Norsk Hydro ASA 840,752
26,272 Nucor Corporation 3,567,738
415 O-I Glass, Inc.
a
6,105
6,838 Orion Engineered Carbons SA 118,229
6,263 Quaker Chemical Corporation 1,015,921
9,068 Reliance Steel & Aluminum
Company 1,725,187
36,962 Rio Tinto plc 2,231,386
49,328 Rio Tinto, Ltd. 3,417,666
14,423 RPM International, Inc. 1,303,839
3,150 Ryerson Holding Corporation 86,310
2,895 Sensient Technologies Corporation 248,912
14,307 Sherwin-Williams Company 3,461,436
24,600 Shin-Etsu Chemical Company, Ltd. 3,151,119
13,193 Sika AG 3,259,825
4,613 Solvay SA 405,172
7,026 Sonoco Products Company 446,081
101,514 SSAB AB, Class A 491,265
167,423 SSAB AB, Class B 768,169
5,474 Steel Dynamics, Inc. 426,315
113,919 Stora Enso Oyj 1,761,829
3,641 SunCoke Energy, Inc. 26,943
19,600 Taiyo Holdings Company, Ltd. 422,683
45,000 Toagosei Company, Ltd. 349,381
17,200 Toho Titanium Company, Ltd. 289,868
7,163 Trinseo plc 256,221
2,728 Tronox Holdings plc 42,584
18,249 United States Steel Corporation 431,589
4,666 UPM-Kymmene Oyj 147,864
5,440 Westlake Corporation 529,530
28,763 WestRock Company 1,218,401
2,051 Worthington Industries, Inc. 105,032
68,210 Yara International ASA 2,906,931
Total 80,255,394
Real Estate (2.6%)
125,852 AGNC Investment Corporation 1,586,994

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.1%) Value
Real Estate (2.6%) - continued
16,300 Agree Realty Corporation $ 1,297,317
19,843 American Campus Communities,
Inc. 1,296,145
946 Apartment Income REIT
Corporation 42,892
10,213 AvalonBay Communities, Inc. 2,184,969
3,605 Camden Property Trust 508,666
29,612 CBRE Group, Inc.
a
2,535,379
18,000 CK Asset Holdings, Ltd. 127,435
328,500 CK Hutchison Holdings, Ltd. 2,179,032
40,057 CubeSmart 1,837,415
17,869 Cushman and Wakefield plc
a
300,199
82,336 DEXUS Property Group 553,298
3,212 Dream Industrial Real Estate
Investment Trust 31,655
790 EastGroup Properties, Inc. 134,727
34,144 EPR Properties 1,837,289
17,357 Essential Properties Realty Trust,
Inc. 418,651
1,169 Essex Property Trust, Inc. 334,954
2,529 Extra Space Storage, Inc. 479,296
16,445 First Industrial Realty Trust, Inc. 854,318
3,077 FirstService Corporation 411,826
5,504 Four Corners Property Trust, Inc. 160,882
749 Getty Realty Corporation 21,976
2,228 Gladstone Land Corporation 60,401
3,344 Granite REIT 210,947
134,451 Healthcare Realty Trust, Inc. 3,529,339
214,641 Host Hotels & Resorts, Inc. 3,822,756
6,300 Hulic Company, Ltd. 50,527
31,000 Hysan Development Company,
Ltd. 95,033
2,844 Industrial Logistics Properties Trust 28,525
5,681 InterRent Real Estate Investment
Trust 59,447
25 Kenedix Office Investment
Corporation 134,378
156 Kenedix Retail REIT Corporation 334,428
12,836 Kilroy Realty Corporation 695,455
5,999 Life Storage, Inc. 755,214
87,400 Link REIT 731,916
69,302 MGIC Investment Corporation 979,930
6,100 Mitsubishi Estate Company, Ltd. 90,595
16,666 National Retail Properties, Inc. 793,468
49,086 National Storage Affiliates Trust 2,691,876
60,228 Necessity Retail REIT, Inc. 469,176
7,308 NetSTREIT Corporation 149,814
41,606 New Residential Investment
Corporation 453,921
2,203 NexPoint Residential Trust, Inc. 146,588
19,735 Pebblebrook Hotel Trust 386,017
27,086 PSP Swiss Property AG 3,239,274
985 RE/MAX Holdings, Inc. 24,960
2,679 Realty Income Corporation 198,219
9,677 Regency Centers Corporation 623,489
51,210 Rexford Industrial Realty, Inc. 3,349,646
130,000 Road King Infrastructure, Ltd. 75,654
19,508 Sabra Health Care REIT, Inc. 300,228
3,372 SBA Communications Corporation 1,132,284
47,415 Service Properties Trust 310,094
1,324 Spirit Realty Capital, Inc. 58,706
6,216 Swiss Prime Site AG 566,051
125,182 TAG Immobilien AG
b
1,386,293
18,470 UDR, Inc. 893,948
2,826 UMH Properties, Inc. 60,222
Shares Common Stock (79.1%) Value
Real Estate (2.6%) - continued
55,881 Wing Tai Holdings, Ltd. $ 68,387
Total 48,092,521
Utilities (1.7%)
3,033 Artesian Resources Corporation 156,381
3,853 ATCO, Ltd. 142,409
1,760 Avista Corporation 74,378
4,983 Canadian Utilities, Ltd. 161,294
116,000 CK Infrastructure Holdings, Ltd. 727,410
7,500 CLP Holdings, Ltd. 63,597
2,682 Consolidated Water Company,
Ltd. 41,705
53,984 Constellation Energy Corporation 3,568,342
73,125 Contact Energy, Ltd. 352,765
38,239 Duke Energy Corporation 4,203,613
5,020 Enagas SA 99,088
305,918 Enel SPA 1,542,208
95,464 Engie SA 1,181,109
38,084 Entergy Corporation 4,384,611
2,280 Essential Utilities, Inc. 118,423
282 Evergy, Inc. 19,249
89,743 Exelon Corporation 4,172,152
17,736 Iren SPA 33,424
27,700 Kansai Electric Power Company,
Inc. 280,843
115,230 NiSource, Inc. 3,502,992
8,360 NorthWestern Corporation 463,562
36,395 OGE Energy Corporation 1,495,107
2,954 Pinnacle West Capital Corporation 217,030
17,012 Sempra Energy 2,820,590
3,419 Spire, Inc. 257,246
16,204 UGI Corporation 699,365
Total 30,778,893
Total Common Stock
(cost $1,213,585,816) 1,442,352,259
Shares
Registered Investment
Companies ( 6.0% ) Value
Unaffiliated  (1.3%)
9,305 Invesco QQQ Trust Series 1 2,935,355
43,992 SPDR S&P 500 ETF Trust 18,124,264
5,760 SPDR S&P Biotech ETF
a,b
467,309
8,377 SPDR S&P Oil & Gas Exploration
ETF
b
1,147,817
Total 22,674,745
Affiliated  (4.7%)
5,864,848 Thrivent Core Emerging Markets
Equity Fund 50,554,992
3,801,075 Thrivent Core Small Cap Value
Fund 35,844,139
Total 86,399,131
Total Registered Investment
Companies (cost $114,459,024) 109,073,876
Shares Preferred Stock ( 0.3% ) Value
Consumer Discretionary (0.3%)
4,249 Bayerische Motoren Werke AG 322,604

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.3%) Value
Consumer Discretionary (0.3%) - continued
38,437 Volkswagen AG $ 5,434,580
Total 5,757,184
Total Preferred Stock
(cost $7,000,473) 5,757,184
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
3,158,808 Thrivent Cash Management Trust 3,158,808
Total Collateral Held for
Securities Loaned
(cost $3,158,808) 3,158,808
Shares or
Principal
Amount Short-Term Investments ( 13.8% ) Value
Federal Home Loan Bank Discount
Notes
36,555,000 1.794%, 8/1/2022
e
36,555,000
10,900,000 1.320%, 8/3/2022
e
10,898,682
19,800,000 1.500%, 8/5/2022
e
19,795,213
70,000,000 1.529%, 8/8/2022
e
69,970,386
60,000,000 1.490%, 8/9/2022
e
59,970,992
9,100,000 1.040%, 8/10/2022
e,f
9,095,050
20,000,000 1.750%, 8/12/2022
e
19,986,706
10,000,000 1.570%, 8/16/2022
e
9,990,842
2,100,000 1.086%, 8/17/2022
e,f
2,097,970
600,000 1.140%, 8/18/2022
e,f
599,384
1,200,000 1.150%, 8/19/2022
e,f
1,198,695
1,700,000 2.200%, 9/9/2022
e,f
1,695,817
100,000 1.730%, 9/13/2022
e,f
99,729
700,000 1.801%, 9/14/2022
e,f
698,057
700,000 2.400%, 10/14/2022
e,f
696,554
100,000 2.470%, 10/18/2022
e
99,481
Federal Home Loan Mortgage
Corporation Discount Notes
10,000,000 1.430%, 8/1/2022
e
10,000,000
Total Short-Term Investments
(cost $253,457,035) 253,448,558
Total Investments (cost
$1,591,661,156) 99.4% $1,813,790,685
Other Assets and Liabilities, Net
0.6% 10,583,085
Total Net Assets 100.0% $1,824,373,770
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $8,345,067 or 0.5% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
July 29, 2022:
Securities Lending Transactions
Common Stock $ 3,116,850
Total lending $3,116,850
Gross amount payable upon return of
collateral for securities loaned $3,158,808
Net amounts due to counterparty $41,958
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 87,212,357 62,834,727 24,377,630 –
Consumer Discretionary 168,671,032 111,539,369 57,131,663 –
Consumer Staples 82,144,349 43,518,627 38,625,722 –
Energy 84,744,378 39,556,272 45,188,106 –
Financials 220,808,360 127,714,720 93,093,640 –
Health Care 210,631,520 135,101,322 75,530,198 –
Industrials 197,969,846 120,877,066 77,092,780 –
Information Technology 231,043,609 181,958,033 49,085,576 –
Materials 80,255,394 35,740,258 44,515,131 5
Real Estate 48,092,521 38,158,171 9,934,350 –
Utilities 30,778,893 26,194,746 4,584,147 –
Registered Investment Companies
Unaffiliated 22,674,745 22,674,745 – –
Affiliated 35,844,139 – 35,844,139 –
Preferred Stock
Consumer Discretionary 5,757,184 – 5,757,184 –
Short-Term Investments 253,448,558 – 253,448,558 –
Subtotal Investments in Securities $1,760,076,885 $945,868,056 $814,208,824 $5
Other Investments  * Total
Affiliated Registered Investment Companies 50,554,992
Collateral Held for Securities Loaned 3,158,808
Subtotal Other Investments $53,713,800
Total Investments at Value $1,813,790,685
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,409,493 12,409,493 – –
Total Asset Derivatives $12,409,493 $12,409,493 $– $–
Liability Derivatives
Futures Contracts 3,761,614 3,761,614 – –
Total Liability Derivatives $3,761,614 $3,761,614 $– $–

Global Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $15,819,859 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 9 September 2022 $ 808,571 $ 39,814
CME E-mini S&P 500 Index 1,698 September 2022 338,929,895 12,004,255
ICE mini MSCI EAFE Index 99 September 2022 9,297,471 365,424
ICE US mini MSCI Emerging Markets Index 702 September 2022 36,101,737 (1,054,387)
Total Futures Long Contracts $ 385,137,674 $ 11,355,106
CME E-mini Russell 2000 Index (647) September 2022 ( $ 59,401,969) ( $ 1,587,486)
CME E-mini S&P Mid-Cap 400 Index (295) September 2022 (73,104,708) (1,070,092)
ICE mini MSCI EAFE Index (39) September 2022 (3,756,946) (49,649)
Total Futures Short Contracts ( $ 136,263,623) ($2,707,227)
Total Futures Contracts $ 248,874,051 $8,647,879
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $69,224 $5,585 $6,000 $50,555 5,865 2.8%
Core Small Cap Value — 35,360 – 35,844 3,801 1.9
Total Affiliated Registered Investment
Companies 69,224 86,399 4.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 135,776 129,931 265,707 – – –
Total Affiliated Short-Term Investments 135,776 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   28,655 189,339 214,835 3,159 3,159 0.2
Total Collateral Held for Securities Loaned 28,655 3,159 0.2
Total Value $233,655 $89,558
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $525 ($18,779) $ 4,214 $1,372
Core Small Cap Value Fund – 484 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 94 (94) – 15
Total Income/Non Income Cash from Affiliated
Investments $1,387
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 6 114
Total Affiliated Income from Securities Loaned, Net $114
Total Value $619 ($18,389) $ 4,220

Government Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
Asset-Backed Securities (7.3%)
Arkansas Student Loan Auth.
$ 345,360
2.453%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 344,062
Cascade Funding Mortgage Trust,
LLC
477,717
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
455,572
164,344
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
162,058
631,113
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
618,083
591,542
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
578,414
ECMC Group Student Loan Trust
214,304
3.259%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
209,372
Goodgreen
264,676
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
254,504
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
628,699
1.650%,  3/25/2051, Ser.
2021-1 586,769
Missouri Higher Education Loan
Auth.
683,764
1.530%,  1/25/2061, Ser.
2021-1 609,046
879,605
2.333%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
853,754
Navient Student Loan Trust
668,418
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
584,276
176,247
2.859%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
176,022
307,961
3.309%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
304,594
400,867
3.159%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
395,106
New Hampshire Higher Education
Loan Corporation
320,911
3.459%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
313,566
SLM Student Loan Trust
127,613
2.659%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
122,996
Total 6,568,194
Collateralized Mortgage Obligations (11.9%)
Federal Home Loan Mortgage
Corporation - REMIC
734,643
1.500%,  3/25/2050, Ser.
4982, Class JA 674,162
170,154
3.000%,  10/15/2034, Ser.
4369, Class GV 170,117
Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (11.9%) -
continued
$ 49,036
2.000%,  1/15/2041, Ser.
4074, Class JA $ 48,069
231,731
1.750%,  6/15/2042, Ser.
4097, Class QN 216,946
168,571
1.750%,  12/15/2042, Ser.
4141, Class KM 153,990
219,217
3.000%,  5/15/2045, Ser.
4631, Class PA 215,370
168,957
3.000%,  3/15/2047, Ser.
4734, Class JA 165,321
216,773
3.500%,  8/15/2047, Ser.
4860, Class CA 215,406
650,000
3.000%,  9/25/2048, Ser.
5210, Class GD 593,373
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 708,839
255,738
2.000%,  9/25/2049, Ser.
4906, Class KE 236,930
Federal National Mortgage
Association - REMIC
700,000
2.081%,  4/25/2032, Ser.
2022-M1S, Class A2 628,413
137,705
2.000%,  11/25/2032, Ser.
2012-123, Class BA 131,715
139,344
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 138,692
178,472
3.250%,  6/25/2043, Ser.
2013-60, Class PT 176,953
108,174
3.000%,  3/25/2046, Ser.
2016-66, Class PA 105,533
33,130
3.500%,  12/25/2047, Ser.
2018-41, Class PB 33,007
Finance of America HECM Buyout
428,443
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
420,807
Mello Warehouse Securitization
Trust
800,000
3.009%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
788,703
NewRez Warehouse Securitization
Trust
750,000
3.009%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
737,943
RMF Buyout Issuance Trust
506,079
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
485,654
Seasoned Credit Risk Transfer
Trust
375,897
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
369,137
478,012
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
469,300
407,721
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
383,004
586,481
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 549,086
415,589
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
380,242
508,997
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
476,459

Government Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (11.9%) -
continued
Seasoned Loans Structured
Transaction Trust
$ 495,757
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
$ 472,940
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
625,210
Total 10,771,321
Commercial Mortgage-Backed Securities (5.5%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
903,875
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
818,516
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
725,000
2.580%,  6/25/2055, Ser.
K145, Class A2
c
678,841
725,000
2.450%,  4/25/2032, Ser.
K144, Class A2
c
671,409
550,000
2.920%,  6/25/2032, Ser.
K146, Class A2
c
530,795
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 729,976
800,000
3.500%,  9/25/2032, Ser.
K148, Class A2
b
810,472
750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 760,874
Total 5,000,883
Energy (0.2%)
Petroleos Mexicanos
150,000 2.378%,  4/15/2025 147,966
Total 147,966
Financials (2.3%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
245,383
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
247,894
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 998,152
Santander UK plc
300,000 1.625%,  2/12/2023
b
297,432
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
242,156
Total 2,031,017
Foreign Government (2.1%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
b
249,695
Export Development Canada
500,000 2.500%,  1/24/2023 499,027
Province of British Columbia
450,000 1.750%,  9/27/2024 437,558
Province of Ontario
250,000 3.400%,  10/17/2023 250,556
Principal
Amount Long-Term Fixed Income (98.6%) Value
Foreign Government (2.1%) - continued
Province of Quebec
$ 500,000 2.750%,  4/12/2027 $ 494,037
Total 1,930,873
Mortgage-Backed Securities (32.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
489,173 3.000%,  2/1/2050 474,347
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
746,740 2.500%,  5/1/2051 699,986
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,175,000 2.000%,  8/1/2037
d
1,117,535
1,075,000 2.500%,  8/1/2037
d
1,046,025
1,400,000 4.000%,  8/1/2037
d
1,423,242
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,368,858 3.000%,  1/1/2052
d
1,321,694
834,667 2.500%,  2/1/2051 780,132
1,527,920 2.000%,  3/1/2051 1,378,095
1,375,390 3.000%,  3/1/2052 1,328,053
822,664 2.000%,  4/1/2051 741,717
993,707 2.500%,  4/1/2051 928,958
828,139 3.000%,  4/1/2051 800,102
878,202 3.000%,  5/1/2050 851,403
1,297,099 2.500%,  7/1/2051 1,212,161
1,165,077 2.000%,  8/1/2051 1,050,704
525,000 2.000%,  8/1/2052
d
472,090
900,000 2.500%,  8/1/2052
d
838,556
1,453,359 2.500%,  12/1/2051 1,359,273
2,000,000 4.000%,  8/1/2048
d
2,009,922
2,050,000 4.500%,  8/1/2048
d
2,085,635
1,225,000 5.000%,  8/1/2048
d
1,258,161
1,825,000 3.000%,  8/1/2049
d
1,757,364
4,375,000 3.500%,  9/1/2049
d
4,317,153
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
479,819 3.500%,  7/1/2061 478,687
Total 29,730,995
U.S. Government & Agencies (36.4%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 494,056
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 513,064
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 485,645
Federal National Mortgage
Association
500,000 0.750%,  10/8/2027 451,503
375,000 0.875%,  8/5/2030 320,023
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 457,543
U.S. Treasury Bonds
1,185,000 1.375%,  8/15/2050 799,505
2,000,000 1.875%,  2/28/2027 1,928,203
325,000 2.250%,  11/15/2027 317,002

Government Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
U.S. Government & Agencies (36.4%) -
continued
$ 3,160,000 2.625%,  2/15/2029 $ 3,141,731
1,470,000 1.500%,  2/15/2030 1,354,295
475,000 1.375%,  11/15/2031 424,977
1,050,000 2.875%,  5/15/2032 1,068,867
500,000 4.750%,  2/15/2037 623,359
625,000 3.000%,  5/15/2042 602,148
2,205,000 2.500%,  5/15/2046 1,911,201
2,410,000 2.875%,  5/15/2049 2,300,044
U.S. Treasury Bonds, TIPS
223,776 0.875%,  2/15/2047 221,859
U.S. Treasury Notes
500,000 0.250%,  6/15/2024 475,801
250,000 2.125%,  11/30/2024 245,723
3,000,000 2.875%,  7/31/2025 3,003,516
450,000 0.250%,  8/31/2025 415,810
375,000 2.625%,  1/31/2026 372,949
4,500,000 0.500%,  2/28/2026 4,150,371
250,000 1.750%,  12/31/2026 239,980
600,000 3.250%,  6/30/2027 615,000
1,750,000 0.625%,  11/30/2027 1,566,865
1,500,000 1.250%,  5/31/2028 1,379,238
U.S. Treasury Notes, TIPS
608,862 0.125%,  10/15/2024 613,393
2,374,425 0.125%,  10/15/2025 2,402,220
Total 32,895,891
Total Long-Term Fixed Income
(cost $91,632,295) 89,077,140
Shares or
Principal
Amount Short-Term Investments ( 20.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.985%, 8/3/2022
e,f
99,988
100,000 1.810%, 9/14/2022
e,f
99,723
Thrivent Core Short-Term Reserve
Fund
1,692,108 2.100% 16,921,079
U.S. Treasury Bills
1,000,000 0.891%, 8/4/2022
e,g
999,842
Total Short-Term Investments
(cost $18,114,139) 18,120,632
Total Investments (cost
$109,746,434) 118.7% $107,197,772
Other Assets and Liabilities, Net
(18.7%) (16,910,114)
Total Net Assets 100.0% $90,287,658
a Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $9,707,866 or 10.8% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g At July 29, 2022, $7,999 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 6,568,194 – 6,568,194 –
Collateralized Mortgage Obligations 10,771,321 – 10,771,321 –
Commercial Mortgage-Backed Securities 5,000,883 – 5,000,883 –
Energy 147,966 – 147,966 –
Financials 2,031,017 – 2,031,017 –
Foreign Government 1,930,873 – 1,930,873 –
Mortgage-Backed Securities 29,730,995 – 29,730,995 –
U.S. Government & Agencies 32,895,891 – 32,895,891 –
Short-Term Investments 1,199,553 – 1,199,553 –
Subtotal Investments in Securities $90,276,693 $– $90,276,693 $–
Other Investments  * Total
Affiliated Short-Term Investments 16,921,079
Subtotal Other Investments $16,921,079
Total Investments at Value $107,197,772
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 47,728 47,728 – –
Total Asset Derivatives $47,728 $47,728 $– $–
Liability Derivatives
Futures Contracts 27,958 27,958 – –
Total Liability Derivatives $27,958 $27,958 $– $–
The following table presents Government Bond Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $199,710 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 8 September 2022 $ 940,899 $ 28,226
CBOT 5-Yr. U.S. Treasury Note 8 September 2022 902,833 6,979
CBOT U.S. Long Bond 1 September 2022 138,690 5,310
Ultra 10-Yr. U.S. Treasury Note 2 September 2022 255,287 7,213
Total Futures Long Contracts $ 2,237,709 $ 47,728
CBOT 2-Yr. U.S. Treasury Note (23) September 2022 ( $ 4,838,541) ( $ 2,060)
CME Ultra Long Term U.S. Treasury Bond (11) September 2022 (1,715,539) (25,898)
Total Futures Short Contracts ( $ 6,554,080) ($27,958)
Total Futures Contracts ( $ 4,316,371) $19,770

Government Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $35,211 $21,180 $39,470 $16,921 1,692 18.7%
Total Affiliated Short-Term Investments 35,211 16,921 18.7
Total Value $35,211 $16,921
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $– $132
Total Income/Non Income Cash from Affiliated Investments $132
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.6% ) Value
Alaska (0.8%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg.
$ 250,000 4.000%, 6/1/2050, Ser. B-1 $ 257,905
Total 257,905
Arizona (2.5%)
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
a
200,603
Arizona Industrial Development
Auth. Education Rev. (Kipp
Nashville)
350,000 5.000%, 7/1/2047, Ser. A
b
362,352
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
a
289,768
Total 852,723
California (4.7%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 236,592
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 249,996
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 234,589
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
263,289
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
a
241,631
Riverside County, CA
Transportation Commission Toll
Rev. Refg. (RCTC 91 Express
Lanes)
375,000 4.000%, 6/1/2046, Ser. B-1 372,649
Total 1,598,746
Colorado (4.3%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 240,807
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 299,514
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
a
135,704
Principal
Amount Long-Term Fixed Income (99.6%) Value
Colorado (4.3%) - continued
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
$ 350,000 4.000%, 8/1/2049, Ser. A-2 $ 339,364
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 228,618
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 233,219
Total 1,477,226
Connecticut (1.8%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
254,975
Hamden, CT G.O. Refg. (BAM
Insured)
350,000 4.000%, 8/15/2041
c
360,107
Total 615,082
Delaware (1.7%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 357,879
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 230,206
Total 588,085
Florida (6.6%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 228,899
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
a
195,963
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 153,587
250,000 4.000%, 7/1/2055, Ser. A 211,319
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051 225,063
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 308,124
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 299,526
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
250,000 5.000%, 10/1/2047, Ser. A 264,577

High Income Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Florida (6.6%) - continued
Osceola County, FL Transportation
Rev. Refg.
$ 300,000
Zero Coupon, 10/1/2043,
Ser. A-2 $ 110,469
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
a
233,651
Total 2,231,178
Georgia (4.1%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg. (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
184,859
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 225,270
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 272,900
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 263,606
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
400,000 5.250%, 10/1/2051 439,469
Total 1,386,104
Guam (1.0%)
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 335,834
Total 335,834
Illinois (4.6%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 263,058
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 150,992
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 253,476
250,000 5.000%, 3/1/2046, Ser. A 267,056
Illinois Sports Fac. Auth. Rev. Refg.
300,000 5.000%, 6/15/2031 316,842
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
c
68,445
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
c
242,969
Total 1,562,838
Principal
Amount Long-Term Fixed Income (99.6%) Value
Indiana (0.4%)
Indiana Housing and Community
Development Auth. Rev. (Vita of
Marion)
$ 150,000 5.250%, 4/1/2041, Ser. A $ 129,301
Total 129,301
Iowa (2.0%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 162,969
150,000 5.000%, 5/15/2043, Ser. A 148,839
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 374,705
Total 686,513
Kansas (0.7%)
Kansas Power Pool Municipal
Energy Agency Electric Utility
Rev.
245,000 4.000%, 12/1/2041, Ser. A 251,485
Total 251,485
Maryland (1.2%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 213,212
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
a
207,441
Total 420,653
Michigan (3.0%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
225,000 5.000%, 4/1/2031
c
257,578
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
200,000 4.000%, 9/1/2046 193,943
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 104,066
225,000 5.000%, 12/31/2043, AMT 228,839
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT
d
249,799
Total 1,034,225
Minnesota (4.4%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 257,544

High Income Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Minnesota (4.4%) - continued
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
$ 250,000 5.000%, 7/1/2043, Ser. A $ 254,014
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 264,310
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 339,837
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 207,644
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 178,679
Total 1,502,028
Missouri (3.4%)
Hannibal, MO Board of Public
Works C.O.P
300,000 4.000%, 4/1/2032 323,173
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 211,691
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 140,214
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 210,198
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
300,000 4.000%, 2/15/2051 272,716
Total 1,157,992
Montana (0.7%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 229,573
Total 229,573
Nebraska (0.7%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
225,000 5.000%, 11/15/2047 234,761
Total 234,761
Principal
Amount Long-Term Fixed Income (99.6%) Value
Nevada (0.7%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
$ 225,000 5.000%, 9/1/2042, Ser. A $ 236,720
Total 236,720
New Hampshire (0.9%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 295,441
Total 295,441
New Jersey (2.3%)
New Jersey Transportation Trust
Fund Auth. Rev.
250,000 4.000%, 6/15/2050, Ser. BB 247,501
225,000 5.000%, 6/15/2045, Ser. AA 232,378
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 317,395
Total 797,274
New York (11.9%)
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 212,343
Huntington, NY Local Development
Corporation Rev. (Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
250,000 3.000%, 7/1/2025, Ser. C 241,116
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
d
280,933
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
270,000
1.850%, 6/15/2035, Ser.
BB-2
d
270,000
650,000
1.850%, 6/15/2049, Ser.
BB-1
d
650,000
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
495,000 1.850%, 2/1/2045, Ser. E-4
d
495,000
New York City, NY Trust for Cultural
Resources Rev. Refg. (Carnegie
Hall)
200,000 5.000%, 12/1/2039 228,172
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 317,341
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 221,378
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 233,176

High Income Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
New York (11.9%) - continued
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
$ 400,000 5.000%, 12/1/2042, AMT $ 425,525
New York, NY G.O.
250,000 4.500%, 5/1/2049, Ser. D-1 261,626
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
a
224,864
Total 4,061,474
North Carolina (2.1%)
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
250,000
4.250%, 7/1/2052, Ser. B,
AMT 253,061
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 454,129
Total 707,190
North Dakota (0.7%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 243,562
Total 243,562
Ohio (2.3%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
295,000 5.000%, 6/1/2055, Ser. B-2 294,556
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
250,000 4.000%, 12/1/2055, Ser. A
a
212,497
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 103,408
Ohio Turnpike Commission Rev.
150,000
Zero Coupon, 2/15/2034, Ser.
A-4
e
174,231
Total 784,692
Oregon (0.9%)
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 293,683
Total 293,683
Pennsylvania (3.6%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 373,623
Principal
Amount Long-Term Fixed Income (99.6%) Value
Pennsylvania (3.6%) - continued
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
$ 250,000 5.000%, 3/1/2050 $ 241,288
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 255,400
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
92,938
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039
f
255,486
Total 1,218,735
Puerto Rico (1.3%)
Puerto Rico Sales Tax Financing
Corporation Rev.
450,000 4.550%, 7/1/2040, Ser. A-1 452,574
Total 452,574
South Carolina (1.9%)
Patriots Energy Group, SC Gas
System Rev. Refg.
450,000 4.000%, 6/1/2051, Ser. A 446,547
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 199,355
Total 645,902
South Dakota (0.6%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 220,106
Total 220,106
Tennessee (0.9%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 313,817
Total 313,817
Texas (7.3%)
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 250,131
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
350,000 4.000%, 12/1/2041, Ser. A 337,185
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 318,083

High Income Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Texas (7.3%) - continued
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (Mobil Oil
Corporation)
$ 200,000 1.920%, 4/1/2029, AMT
d
$ 200,000
New Hope Cultural Education
Fac. Finance Corporation, TX
Retirement Fac. Rev.
250,000 5.750%, 7/15/2052 252,691
Port Freeport, TX Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 324,482
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
207,376
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 239,136
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
50,000 5.000%, 12/15/2031 55,140
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 308,096
Total 2,492,320
Utah (3.1%)
Black Desert Public Infrastructure
District L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
a
407,048
Salt Lake City, UT Airport Rev.
150,000
4.000%, 7/1/2051, Ser. A,
AMT 145,610
225,000
5.000%, 7/1/2036, Ser. A,
AMT 245,945
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 249,910
Total 1,048,513
Virginia (3.6%)
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 238,908
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 472,042
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 500,140
Total 1,211,090
Principal
Amount Long-Term Fixed Income (99.6%) Value
West Virginia (1.2%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
$ 500,000 4.500%, 6/1/2050
a
$ 413,109
Total 413,109
Wisconsin (4.7%)
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 353,445
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 424,821
Public Finance Auth., WI Rev.
(Texas Biomedical Research
Institute)
350,000 4.000%, 6/1/2040, Ser. A 343,795
Public Finance Auth., WI Student
Housing Rev. (University of
Hawaii Foundation)
250,000 4.000%, 7/1/2051 227,253
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 242,521
Total 1,591,835
Wyoming (1.0%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
200,000 4.000%, 5/1/2038 202,917
Sublette County, WY Pollution
Control Rev. Refg. (ExxonMobil)
140,000 1.920%, 10/1/2044, AMT
d
140,000
Total 342,917
Total Long-Term Fixed Income
(cost $36,673,831) 33,923,206
Principal
Amount Short-Term Investments ( 0.3% )
g
Value
Federal Home Loan Bank Discount
Notes
100,000 1.040%, 8/10/2022
h
99,946
Total Short-Term Investments
(cost $99,968) 99,946
Total Investments
(cost $36,773,799) 99.9% $34,023,152
Other Assets and Liabilities,
Net 0.1% 39,527
Total Net Assets 100.0% $34,062,679
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $3,672,778 or 10.8% of
total net assets.
b Denotes investments purchased on a when-issued or
delayed-delivery basis.

High Income Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg. - Refunding
Rev. - Revenue
Ser. - Series
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 7,351,466 – 7,351,466 –
Electric Revenue 1,174,098 – 1,174,098 –
Escrowed/Pre-refunded 255,486 – 255,486 –
General Obligation 1,812,371 – 1,812,371 –
Health Care 5,826,291 – 5,826,291 –
Housing Finance 1,637,483 – 1,637,483 –
Industrial Development Revenue 411,691 – 411,691 –
Other Revenue 4,737,571 – 4,737,571 –
Tax Revenue 2,092,035 – 2,092,035 –
Transportation 6,987,884 – 6,987,884 –
Water & Sewer 1,636,830 – 1,636,830 –
Short-Term Investments 99,946 – 99,946 –
Total Investments at Value $34,023,152 $– $34,023,152 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 79,513 79,513 – –
Total Liability Derivatives $79,513 $79,513 $– $–

High Income Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Income Municipal Bond Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling
$99,946 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (16) September 2022 ( $ 2,224,487) ( $ 79,513)
Total Futures Short Contracts ( $ 2,224,487) ($79,513)
Total Futures Contracts ( $ 2,224,487) ($79,513)

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 4.6% )
a
Value
Capital Goods (0.8%)
Grinding Media, Inc., Term Loan
$ 2,940,777
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 2,742,275
Mauser Packaging Solutions
Holding Company, Term Loan
1,350,933
5.037%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,289,857
Vertiv Group Corporation, Term
Loan
1,659,476
4.548%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,576,203
Total 5,608,335
Communications Services (1.4%)
Cengage Learning, Inc., Term
Loan
2,354,070
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,152,986
DIRECTV Financing, LLC, Term
Loan
2,858,112
7.372%,  (LIBOR 1M +
5.000%), 8/2/2027
b
2,692,571
NEP Group, Inc., Term Loan
2,378,036
5.622%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,232,381
Peraton Corporation, Term Loan
2,792,484
6.122%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,710,468
Total 9,788,406
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,540,008
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,329,381
Total 1,329,381
Consumer Non-Cyclical (0.7%)
City Brewing Company, LLC, Term
Loan
1,094,486
5.298%,  (LIBOR 1M +
3.500%), 4/5/2028
b
948,558
Global Medical Response, Inc.,
Term Loan
1,378,280
6.622%,  (LIBOR 1M +
4.250%), 3/14/2025
b
1,314,245
917,018
5.963%,  (LIBOR 1M +
4.250%), 10/2/2025
b
874,321
Herens US Holdco Corporation,
Term Loan
1,534,548
6.250%,  (LIBOR 3M +
4.000%), 7/3/2028
b
1,328,152
Total 4,465,276
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
1,674,828
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,630,160
Total 1,630,160
Financials (0.3%)
Asurion, LLC, Term Loan
938,000
7.622%,  (LIBOR 1M +
5.250%), 1/15/2029
b
801,052
Principal
Amount Bank Loans (4.6%)
a
Value
Financials (0.3%) - continued
CoreLogic, Inc., Term Loan
$ 1,399,425
5.875%,  (LIBOR 1M +
3.500%), 6/2/2028
b
$ 1,173,768
Total 1,974,820
Technology (0.5%)
Gogo Intermediate Holdings, LLC,
Term Loan
1,395,900
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,358,211
Rackspace Technology Global,
Inc., Term Loan
1,431,875
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,312,628
Redstone Holdco 2 LP, Term Loan
1,166,188
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
983,481
Total 3,654,320
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,560,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b,d,e
2,518,400
Air Canada, Term Loan
980,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
941,849
Total 3,460,249
Total Bank Loans
(cost $34,109,791) 31,910,947
Principal
Amount Long-Term Fixed Income ( 87.9% ) Value
Basic Materials (5.4%)
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,f,g
2,860
Avient Corporation
679,000 7.125%,  8/1/2030
e,h
699,655
Chemours Company
2,410,000 5.750%,  11/15/2028
h
2,296,706
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
h,i
1,353,372
1,090,000 4.875%,  3/1/2031
h,i
1,012,773
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
h
2,836,959
EverArc Escrow Sarl
1,643,000 5.000%,  10/30/2029
h
1,443,721
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
h
902,150
1,938,000 6.875%,  10/15/2027
h
1,845,945
Hecla Mining Company
805,000 7.250%,  2/15/2028 792,974
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
h
599,756
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,393,428
480,000 5.125%,  2/1/2029 449,400
Methanex Corporation
1,817,000 4.250%,  12/1/2024 1,751,134
Novelis Corporation
580,000 3.250%,  11/15/2026
h
539,725
2,010,000 4.750%,  1/30/2030
h
1,859,320

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.9%) Value
Basic Materials (5.4%) - continued
$ 580,000 3.875%,  8/15/2031
h
$ 495,900
OCI NV
2,564,000 4.625%,  10/15/2025
h
2,474,260
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,352,000
SCIL USA Holdings, LLC
2,049,000 5.375%,  11/1/2026
h
1,714,122
SPCM SA
926,000 3.125%,  3/15/2027
h
789,415
1,157,000 3.375%,  3/15/2030
h
931,073
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
h
1,895,460
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
h
1,931,741
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
h
1,584,250
United States Steel Corporation
3,420,000 6.875%,  3/1/2029
i
3,284,636
Total 37,232,735
Capital Goods (9.7%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,g,j
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
h
2,312,800
AECOM
1,505,000 5.125%,  3/15/2027 1,526,055
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
h
1,820,231
2,370,000 4.625%,  5/15/2030
h
2,111,670
ARD Finance SA
1,500,000 6.500%,  6/30/2027
h
1,135,170
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
2,861,000 5.250%,  8/15/2027
h
2,176,243
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
h,i
1,517,863
Bombardier, Inc.
935,000 7.125%,  6/15/2026
h
868,054
1,950,000 7.875%,  4/15/2027
h,i
1,803,750
1,755,000 6.000%,  2/15/2028
h
1,514,214
Builders FirstSource, Inc.
900,000 5.000%,  3/1/2030
h
833,515
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
h
2,832,857
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
h,i
275,654
546,000 8.750%,  4/15/2030
h
520,758
Cornerstone Building Brands, Inc.
1,401,000 6.125%,  1/15/2029
h
938,670
Covert Mergeco, Inc.
826,000 4.875%,  12/1/2029
h
735,743
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
h,i
1,523,813
Crown Cork & Seal Company, Inc.
1,686,000 7.375%,  12/15/2026 1,820,475
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
h
3,504,969
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
h
3,903,750
Principal
Amount Long-Term Fixed Income (87.9%) Value
Capital Goods (9.7%) - continued
Howard Midstream Energy
Partners, LLC
$ 2,091,000 6.750%,  1/15/2027
h
$ 1,807,607
Howmet Aerospace, Inc.
2,034,000 3.000%,  1/15/2029 1,824,905
JELD-WEN, Inc.
761,000 6.250%,  5/15/2025
h
757,895
Mauser Packaging Solutions
Holding Company
1,875,000 7.250%,  4/15/2025
h
1,719,431
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
h
984,202
Mueller Water Products, Inc.
820,000 4.000%,  6/15/2029
h
747,312
Nesco Holdings II, Inc.
1,400,000 5.500%,  4/15/2029
h
1,214,500
New Enterprise Stone and Lime
Company, Inc.
2,683,000 5.250%,  7/15/2028
h
2,340,918
OI European Group BV
2,270,000 4.750%,  2/15/2030
h
1,903,906
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
h
2,880,000
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
h
1,424,850
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
h
1,945,171
SRM Escrow Issuer, LLC
3,205,000 6.000%,  11/1/2028
h
2,973,887
TransDigm, Inc.
4,255,000 6.250%,  3/15/2026
h
4,275,467
110,000 4.625%,  1/15/2029 99,000
1,885,000 4.875%,  5/1/2029 1,686,604
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,560,409
Victors Merger Corporation
1,070,000 6.375%,  5/15/2029
h
600,140
WESCO Distribution, Inc.
2,180,000 7.250%,  6/15/2028
h
2,258,502
Total 66,698,210
Communications Services (11.1%)
Altice France SA
1,410,000 5.125%,  7/15/2029
h
1,206,748
2,676,000 5.500%,  10/15/2029
h
2,301,547
AMC Networks, Inc.
1,424,000 4.750%,  8/1/2025 1,367,040
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
h
423,348
CCO Holdings, LLC
3,250,000 5.375%,  6/1/2029
h
3,097,087
3,760,000 4.750%,  3/1/2030
h
3,421,600
1,218,000 4.750%,  2/1/2032
h
1,075,646
Cengage Learning, Inc.
1,250,000 9.500%,  6/15/2024
h,i
1,182,072
Clear Channel Outdoor Holdings,
Inc.
940,000 7.500%,  6/1/2029
h
756,700
Clear Channel Worldwide
Holdings, Inc.
1,608,000 5.125%,  8/15/2027
h
1,487,111
1,605,000 7.750%,  4/15/2028
h
1,290,934

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.9%) Value
Communications Services (11.1%) - continued
Consolidated Communications,
Inc.
$ 1,672,000 5.000%,  10/1/2028
h
$ 1,320,996
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
h
2,223,000
2,325,000 4.125%,  12/1/2030
h
1,977,273
DIRECTV Holdings, LLC
465,000 5.875%,  8/15/2027
h
433,189
DISH DBS Corporation
1,019,000 5.250%,  12/1/2026
h
881,435
719,000 7.375%,  7/1/2028 512,482
760,000 5.750%,  12/1/2028
h
616,550
Entercom Media Corporation
2,516,000 6.500%,  5/1/2027
h
1,245,420
Frontier Communications
Corporation
840,000 6.750%,  5/1/2029
h
747,600
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
h
827,518
1,410,000 5.000%,  5/1/2028
h
1,325,033
510,000 8.750%,  5/15/2030
h
541,564
GCI, LLC
3,040,000 4.750%,  10/15/2028
h
2,770,656
Gray Escrow II, Inc.
6,200,000 5.375%,  11/15/2031
h
5,471,500
iHeartCommunications, Inc.
2,379,000 6.375%,  5/1/2026 2,315,005
Iliad Holding SASU
1,849,000 6.500%,  10/15/2026
h
1,774,763
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
h
3,232,705
Level 3 Financing, Inc.
1,640,000 4.625%,  9/15/2027
h
1,499,026
1,640,000 4.250%,  7/1/2028
h
1,430,821
Netflix, Inc.
660,000 4.875%,  4/15/2028 655,301
News Corporation
710,000 3.875%,  5/15/2029
h
654,911
Nexstar Escrow Corporation
1,042,000 5.625%,  7/15/2027
h
1,044,907
Radiate Holdco, LLC
945,000 6.500%,  9/15/2028
h
749,829
Scripps Escrow II, Inc.
761,000 3.875%,  1/15/2029
h
682,716
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
h
2,097,998
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
h
593,819
1,640,000 4.000%,  7/15/2028
h
1,523,560
860,000 3.875%,  9/1/2031
h
748,200
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,053,100
5,960,000 7.625%,  2/15/2025 6,361,406
TEGNA, Inc.
2,170,000 4.625%,  3/15/2028 2,119,493
Telesat Canada
1,080,000 4.875%,  6/1/2027
h
635,850
405,000 6.500%,  10/15/2027
h
168,014
Twitter, Inc.
380,000 3.875%,  12/15/2027
h
361,570
Principal
Amount Long-Term Fixed Income (87.9%) Value
Communications Services (11.1%) - continued
United States Cellular Corporation
$ 1,711,000 6.700%,  12/15/2033 $ 1,700,178
Uniti Group, LP
1,405,000 4.750%,  4/15/2028
h
1,236,568
Univision Communications, Inc.
2,748,000 6.625%,  6/1/2027
h
2,754,870
250,000 7.375%,  6/30/2030
h
253,153
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
h
1,783,620
Total 76,935,432
Consumer Cyclical (16.9%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
h
3,253,103
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,873,000 10.500%,  2/15/2028
h
914,286
Allied Universal Finance
Corporation
700,000 4.625%,  6/1/2028
h
610,750
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
h
1,419,541
1,175,000 4.625%,  6/1/2028
h
1,043,282
940,000 6.000%,  6/1/2029
h
722,625
Allison Transmission, Inc.
3,890,000 3.750%,  1/30/2031
h
3,359,949
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
i
1,867,200
Arko Corporation
1,344,000 5.125%,  11/15/2029
h
1,129,068
Ashton Woods USA, LLC
700,000 4.625%,  8/1/2029
h
542,601
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
h
1,730,032
Boyne USA, Inc.
1,295,000 4.750%,  5/15/2029
h
1,212,444
Brookfield Property REIT, Inc.
1,091,000 5.750%,  5/15/2026
h
1,063,954
Brookfield Residential Properties,
Inc.
1,875,000 5.000%,  6/15/2029
h
1,440,937
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
h
3,064,320
1,400,000 8.125%,  7/1/2027
h,i
1,400,000
2,153,000 4.625%,  10/15/2029
h,i
1,825,313
Carnival Corporation
887,000 10.500%,  2/1/2026
h
931,368
349,000 7.625%,  3/1/2026
h
300,229
2,220,000 5.750%,  3/1/2027
h
1,779,452
Cedar Fair, LP
900,000 5.375%,  4/15/2027 877,086
1,849,000 5.250%,  7/15/2029
i
1,768,504
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
h
886,394
Cinemark USA, Inc.
2,246,000 5.875%,  3/15/2026
h,i
2,156,160
Cushman & Wakefield US
Borrower, LLC
997,000 6.750%,  5/15/2028
h
986,641
Empire Communities Corporation
1,357,000 7.000%,  12/15/2025
h
1,183,982

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.9%) Value
Consumer Cyclical (16.9%) - continued
Ford Motor Company
$ 3,138,000 3.250%,  2/12/2032 $ 2,620,230
Ford Motor Credit Company, LLC
2,000,000 2.300%,  2/10/2025 1,874,448
2,900,000 5.125%,  6/16/2025 2,891,039
2,090,000 4.134%,  8/4/2025 2,061,263
2,900,000 3.375%,  11/13/2025 2,767,209
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
i
1,281,360
1,170,000 5.250%,  7/15/2031 1,017,374
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
h
458,935
Hanesbrands, Inc.
1,885,000 4.875%,  5/15/2026
h
1,834,736
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
h
4,680,000
Hilton Domestic Operating
Company, Inc.
1,950,000 4.875%,  1/15/2030 1,893,938
887,000 3.625%,  2/15/2032
h
765,038
Hilton Grand Vacations Borrower
Escrow, LLC
2,810,000 5.000%,  6/1/2029
h
2,486,358
International Game Technology plc
1,500,000 6.250%,  1/15/2027
h
1,526,250
550,000 5.250%,  1/15/2029
h
531,121
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
h
909,756
KAR Auction Services, Inc.
2,430,000 5.125%,  6/1/2025
h
2,396,588
KB Home
1,870,000 6.875%,  6/15/2027 1,934,337
L Brands, Inc.
1,455,000 5.250%,  2/1/2028 1,371,934
2,190,000 6.625%,  10/1/2030
h
2,089,833
970,000 6.875%,  11/1/2035 889,131
Live Nation Entertainment, Inc.
1,440,000 4.750%,  10/15/2027
h
1,371,600
Macy's Retail Holdings, LLC
1,875,000 5.875%,  4/1/2029
h
1,646,784
Magic MergerCo, Inc.
1,314,000 5.250%,  5/1/2028
h
1,093,905
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
h
1,046,188
NCL Corporation, Ltd.
1,432,000 3.625%,  12/15/2024
h,i
1,231,520
820,000 5.875%,  2/15/2027
h
753,580
New Red Finance, Inc.
1,385,000 4.000%,  10/15/2030
h
1,204,950
Penn National Gaming, Inc.
1,400,000 4.125%,  7/1/2029
h
1,165,080
PetSmart, Inc./PetSmart Finance
Corporation
3,225,000 7.750%,  2/15/2029
h
3,104,772
Prime Security Services Borrower,
LLC
1,595,000 3.375%,  8/31/2027
h
1,454,672
Realogy Group, LLC
2,905,000 5.750%,  1/15/2029
h
2,372,339
Rite Aid Corporation
728,000 7.500%,  7/1/2025
h,i
632,901
Royal Caribbean Cruises, Ltd.
3,193,000 9.125%,  6/15/2023
h
3,241,246
Principal
Amount Long-Term Fixed Income (87.9%) Value
Consumer Cyclical (16.9%) - continued
$ 816,000 11.500%,  6/1/2025
h
$ 874,091
1,791,000 4.250%,  7/1/2026
h
1,405,845
Scientific Games International, Inc.
2,700,000 7.250%,  11/15/2029
h
2,747,250
300,000 6.625%,  3/1/2030
h
269,250
SeaWorld Parks and
Entertainment, Inc.
842,000 5.250%,  8/15/2029
h,i
754,853
Six Flags Theme Parks, Inc.
503,000 7.000%,  7/1/2025
h
517,290
Staples, Inc.
1,407,000 10.750%,  4/15/2027
h,i
1,045,964
Station Casinos, LLC
700,000 4.500%,  2/15/2028
h
635,061
724,000 4.625%,  12/1/2031
h
631,893
Tenneco, Inc.
2,195,000 5.000%,  7/15/2026
i
2,156,588
1,100,000 7.875%,  1/15/2029
h
1,091,145
Travel + Leisure Company
2,670,000 6.625%,  7/31/2026
h
2,715,430
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
h,i
1,435,954
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
h
1,762,364
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
h
942,704
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
h
1,341,310
Total 116,396,628
Consumer Non-Cyclical (14.2%)
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
h
1,728,785
4,230,000 5.875%,  2/15/2028
h
4,103,100
384,000 3.500%,  3/15/2029
h
336,257
Aramark Services, Inc.
360,000 6.375%,  5/1/2025
h
360,662
2,587,000 5.000%,  2/1/2028
h
2,527,499
Avantor Funding, Inc.
2,678,000 4.625%,  7/15/2028
h
2,578,164
Bausch Health Companies, Inc.
759,000 5.500%,  11/1/2025
h
675,510
1,251,000 9.000%,  12/15/2025
h
906,975
3,285,000 5.000%,  1/30/2028
h
1,749,262
1,635,000 4.875%,  6/1/2028
h
1,301,869
2,410,000 6.250%,  2/15/2029
h
1,286,241
Centene Corporation
1,450,000 4.250%,  12/15/2027 1,424,644
970,000 4.625%,  12/15/2029 956,662
830,000 3.375%,  2/15/2030 754,273
700,000 2.625%,  8/1/2031 596,917
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 2,011,262
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,968,000 4.625%,  11/15/2028
h
1,774,172
CHS/Community Health Systems,
Inc.
719,000 4.750%,  2/15/2031
h
578,795
Community Health Systems, Inc.
1,439,000 8.000%,  3/15/2026
h
1,374,245
1,455,000 5.625%,  3/15/2027
h
1,293,131
1,988,000 6.875%,  4/15/2029
h,i
1,103,340

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.9%) Value
Consumer Non-Cyclical (14.2%) - continued
Coty, Inc.
$ 1,602,000 5.000%,  4/15/2026
h
$ 1,573,324
Darling Ingredients, Inc.
473,000 6.000%,  6/15/2030
h
489,191
DaVita, Inc.
1,291,000 4.625%,  6/1/2030
h
1,058,620
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
h
1,431,603
Embecta Corporation
800,000 5.000%,  2/15/2030
h
702,991
Encompass Health Corporation
3,185,000 4.500%,  2/1/2028 2,946,762
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
h
1,979,125
Garden Spinco Corporation
300,000 8.625%,  7/20/2030
h
315,009
HCA, Inc.
1,679,000 5.375%,  2/1/2025 1,712,626
Herbalife Nutrition, Ltd.
1,269,000 7.875%,  9/1/2025
h
1,189,687
HFC Prestige Products, Inc.
2,023,000 4.750%,  1/15/2029
h
1,836,297
HLF Financing SARL, LLC
2,345,000 4.875%,  6/1/2029
h
1,731,929
Mattel, Inc.
2,360,000 3.375%,  4/1/2026
h
2,238,047
1,025,000 5.875%,  12/15/2027
h
1,048,063
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
h
1,318,625
Mozart Debt Merger Sub, Inc.
1,875,000 3.875%,  4/1/2029
h
1,694,531
1,853,000 5.250%,  10/1/2029
h
1,674,649
Organon & Company
2,359,000 4.125%,  4/30/2028
h
2,230,435
Owens & Minor, Inc.
1,366,000 6.625%,  4/1/2030
h
1,366,219
Par Pharmaceutical, Inc.
2,215,000 7.500%,  4/1/2027
h
1,784,913
Performance Food Group, Inc.
1,183,000 4.250%,  8/1/2029
h
1,051,214
Perrigo Finance Unlimited
Company
2,356,000 4.375%,  3/15/2026 2,318,681
Pilgrim's Pride Corporation
773,000 5.875%,  9/30/2027
h
773,000
2,826,000 3.500%,  3/1/2032
h
2,386,204
Post Holdings, Inc.
1,317,000 5.750%,  3/1/2027
h
1,313,708
716,000 5.625%,  1/15/2028
h
705,260
766,000 5.500%,  12/15/2029
h
724,069
1,715,000 4.500%,  9/15/2031
h
1,522,063
Prime Security Services Borrower,
LLC/Prime Finance Inc.
4,530,000 5.750%,  4/15/2026
h
4,603,703
Primo Water Holdings, Inc.
400,000 4.375%,  4/30/2029
h
345,500
SEG Holding, LLC
2,920,000 5.625%,  10/15/2028
h
2,628,149
Simmons Foods, Inc.
3,238,000 4.625%,  3/1/2029
h
2,956,164
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
h
1,561,650
730,000 5.500%,  7/15/2030
h
657,636
Principal
Amount Long-Term Fixed Income (87.9%) Value
Consumer Non-Cyclical (14.2%) - continued
Syneos Health, Inc.
$ 2,030,000 3.625%,  1/15/2029
h
$ 1,816,891
Tenet Healthcare Corporation
1,795,000 4.875%,  1/1/2026
h
1,767,896
1,360,000 6.250%,  2/1/2027
h
1,375,871
3,960,000 5.125%,  11/1/2027
h
3,900,600
Teva Pharmaceutical Finance
Netherlands III BV
2,798,000 3.150%,  10/1/2026 2,525,895
TreeHouse Foods, Inc.
2,174,000 4.000%,  9/1/2028 1,891,380
United Natural Foods, Inc.
1,697,000 6.750%,  10/15/2028
h,i
1,707,606
Total 98,277,551
Energy (10.8%)
Antero Resources Corporation
608,000 8.375%,  7/15/2026
h
661,200
490,000 5.375%,  3/1/2030
h
481,425
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
h
877,763
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,090,000 6.625%,  7/15/2026
h
1,025,402
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 754,875
1,530,000 4.500%,  3/1/2028
h
1,407,600
Callon Petroleum Company
1,971,000 6.375%,  7/1/2026
i
1,889,539
669,000 7.500%,  6/15/2030
h
641,631
Cheniere Energy Partners, LP
2,345,000 4.500%,  10/1/2029 2,271,918
232,000 3.250%,  1/31/2032 202,420
Chesapeake Energy Corporation
930,000 6.750%,  4/15/2029
h
963,341
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
h
1,182,950
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
h
2,536,704
CrownRock Finance, Inc.
1,710,000 5.625%,  10/15/2025
h
1,707,469
DT Midstream, Inc.
1,005,000 4.125%,  6/15/2029
h
930,389
540,000 4.375%,  6/15/2031
h
484,650
Endeavor Energy Resources, LP
980,000 5.750%,  1/30/2028
h
981,509
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
h
2,353,852
EQT Corporation
470,000 3.125%,  5/15/2026
h
451,305
975,000 3.900%,  10/1/2027 948,519
Ferrellgas, LP
1,423,000 5.375%,  4/1/2026
h
1,323,390
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
h
3,028,364
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
h
707,337
1,395,000 4.250%,  2/15/2030
h
1,242,694
Hilcorp Energy I, LP
935,000 6.000%,  2/1/2031
h
856,404

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.9%) Value
Energy (10.8%) - continued
Hilcorp Energy I, LP/Hilcorp
Finance Company
$ 1,911,000 5.750%,  2/1/2029
h
$ 1,743,787
1,000,000 6.250%,  4/15/2032
h
900,652
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
h
1,089,115
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
h
1,435,123
Laredo Petroleum, Inc.
2,325,000 7.750%,  7/31/2029
h,i
2,208,750
MEG Energy Corporation
1,760,000 7.125%,  2/1/2027
h
1,824,152
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,448,519
Nabors Industries, Ltd.
1,405,000 7.250%,  1/15/2026
h
1,275,037
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 471,226
Oasis Petroleum, Inc.
930,000 6.375%,  6/1/2026
h
916,050
Occidental Petroleum Corporation
1,955,000 8.000%,  7/15/2025 2,151,243
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 801,582
470,000 5.150%,  11/15/2029 421,639
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
h
1,249,478
Range Resources Corporation
820,000 4.875%,  5/15/2025 818,270
1,718,000 4.750%,  2/15/2030
h,i
1,640,690
Rockcliff Energy II, LLC
2,120,000 5.500%,  10/15/2029
h
2,047,856
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
c,f,g
3
SM Energy Company
820,000 5.625%,  6/1/2025 806,675
1,908,000 6.750%,  9/15/2026
i
1,888,920
Southwestern Energy Company
1,409,000 5.375%,  2/1/2029 1,377,298
976,000 4.750%,  2/1/2032 910,120
Sunoco, LP
975,000 4.500%,  5/15/2029
i
877,344
784,000 4.500%,  4/30/2030 687,584
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,475,000 5.500%,  1/15/2028
h
2,247,498
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,453,842
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
h
865,632
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
h,i
2,460,956
USA Compression Partners, LP
1,100,000 6.875%,  4/1/2026 1,031,008
700,000 6.875%,  9/1/2027 639,996
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
h
1,816,836
1,280,000 4.125%,  8/15/2031
h
1,180,019
W&T Offshore, Inc.
700,000 9.750%,  11/1/2023
h
675,500
Principal
Amount Long-Term Fixed Income (87.9%) Value
Energy (10.8%) - continued
Weatherford International, Ltd.
$ 2,151,000 8.625%,  4/30/2030
h
$ 1,945,149
Western Gas Partners, LP
1,154,000 4.650%,  7/1/2026 1,145,507
Total 74,365,706
Financials (8.3%)
Alliant Holdings Intermediate, LLC
1,075,000 6.750%,  10/15/2027
h
1,020,325
Altice Financing SA
935,000 5.750%,  8/15/2029
h
816,227
American Finance Trust, Inc.
2,408,000 4.500%,  9/30/2028
h
1,937,405
Canpack SA/Canpack US LLC
1,000,000 3.125%,  11/1/2025
h
897,200
Charles Schwab Corporation
1,890,000 4.000%,  6/1/2026
b,k
1,718,709
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
*
1,362,844
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
h
4,188,986
Fortress Transportation and
Infrastructure Investors, LLC
2,169,000 6.500%,  10/1/2025
h
2,158,155
702,000 9.750%,  8/1/2027
h
708,746
500,000 5.500%,  5/1/2028
h
449,530
Genworth Mortgage Holdings, Inc.
1,032,000 6.500%,  8/15/2025
h
1,039,534
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
h
3,507,015
HUB International, Ltd.
737,000 7.000%,  5/1/2026
h
727,765
1,333,000 5.625%,  12/1/2029
h
1,181,016
Icahn Enterprises, LP
3,338,000 4.750%,  9/15/2024 3,275,412
2,480,000 6.250%,  5/15/2026 2,465,517
719,000 5.250%,  5/15/2027 690,182
iStar, Inc.
1,870,000 5.500%,  2/15/2026 1,835,967
Jefferies Finance, LLC
1,158,000 5.000%,  8/15/2028
h
970,621
MPT Operating Partnership, LP
2,450,000 4.625%,  8/1/2029 2,296,875
Nationstar Mortgage Holdings,
Inc.
1,364,000 6.000%,  1/15/2027
h
1,263,255
Navient Corporation
1,100,000 6.750%,  6/25/2025 1,069,827
OneMain Finance Corporation
1,058,000 6.875%,  3/15/2025 1,044,775
1,770,000 7.125%,  3/15/2026 1,713,314
700,000 3.500%,  1/15/2027 596,009
2,010,000 6.625%,  1/15/2028 1,884,636
1,152,000 4.000%,  9/15/2030 904,320
Park Intermediate Holdings, LLC
900,000 4.875%,  5/15/2029
h
828,760
PennyMac Financial Services, Inc.
841,000 4.250%,  2/15/2029
h
685,062
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
h
1,587,761
PRA Group, Inc.
1,005,000 7.375%,  9/1/2025
h
995,401

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.9%) Value
Financials (8.3%) - continued
Service Properties Trust
$ 1,448,000 4.650%,  3/15/2024 $ 1,316,797
2,137,000 7.500%,  9/15/2025 2,071,950
SLM Corporation
700,000 4.200%,  10/29/2025 680,087
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
h
1,024,400
470,000 8.500%,  8/15/2027
h,i
448,787
United Wholesale Mortgage, LLC
1,059,000 5.500%,  4/15/2029
h
908,728
VICI Properties, LP/VICI Note
Company, Inc.
2,250,000 5.750%,  2/1/2027
h
2,240,505
2,010,000 3.750%,  2/15/2027
h
1,840,640
XHR, LP
762,000 4.875%,  6/1/2029
h
687,233
Total 57,040,278
Technology (6.1%)
Black Knight InfoServ, LLC
2,425,000 3.625%,  9/1/2028
h
2,237,062
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
h
2,499,350
CommScope, Inc.
1,470,000 7.125%,  7/1/2028
h,i
1,216,425
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
h
841,500
II-VI, Inc.
848,000 5.000%,  12/15/2029
h
807,720
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
h
3,299,525
610,000 5.000%,  7/15/2028
h
580,147
980,000 5.250%,  7/15/2030
h
916,819
1,830,000 4.500%,  2/15/2031
h
1,605,724
Minerva Merger Sub, Inc.
1,788,000 6.500%,  2/15/2030
h,i
1,618,140
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
h
2,070,527
NCR Corporation
3,960,000 5.750%,  9/1/2027
h
3,873,355
Nielsen Finance, LLC
1,820,000 4.500%,  7/15/2029
h
1,711,293
PTC, Inc.
360,000 3.625%,  2/15/2025
h
350,982
1,055,000 4.000%,  2/15/2028
h
1,000,647
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
h
797,546
550,000 5.375%,  12/1/2028
h
404,203
Seagate HDD Cayman
3,665,000 4.091%,  6/1/2029 3,331,357
2,050,000 3.375%,  7/15/2031 1,647,238
Sensata Technologies, Inc.
1,630,000 3.750%,  2/15/2031
h
1,416,282
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
h
938,750
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
h
3,930,230
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
h
2,560,819
Unisys Corporation
1,460,000 6.875%,  11/1/2027
h
1,376,050
Principal
Amount Long-Term Fixed Income (87.9%) Value
Technology (6.1%) - continued
Viavi Solutions, Inc.
$ 1,606,000 3.750%,  10/1/2029
h
$ 1,414,867
Total 42,446,558
Transportation (2.3%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,183,250
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
h
1,532,910
1,078,000 5.500%,  4/20/2026
h
1,060,202
Avis Budget Car Rental, LLC
1,750,000 5.375%,  3/1/2029
h,i
1,595,843
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
h
833,632
344,000 7.375%,  1/15/2026 361,232
Hawaiian Brand Intellectual
Property, Ltd.
390,000 5.750%,  1/20/2026
h
379,115
Hertz Corporation
1,333,000 4.625%,  12/1/2026
h
1,186,370
1,599,000 5.000%,  12/1/2029
h
1,367,217
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
h
470,246
United Airlines, Inc.
1,058,000 4.375%,  4/15/2026
h
1,015,680
1,257,000 4.625%,  4/15/2029
h
1,158,011
VistaJet Malta Finance plc
1,683,000 6.375%,  2/1/2030
h
1,465,085
XPO Logistics, Inc.
995,000 6.250%,  5/1/2025
h
1,009,925
Total 15,618,718
Utilities (3.1%)
Calpine Corporation
1,315,000 4.500%,  2/15/2028
h
1,275,550
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
h
2,222,380
Edison International
1,155,000 5.000%,  12/15/2026
b,k
974,339
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
776,586
NextEra Energy Operating
Partners, LP
2,183,000 3.875%,  10/15/2026
h
2,156,356
NRG Energy, Inc.
1,215,000 3.375%,  2/15/2029
h
1,047,937
1,270,000 5.250%,  6/15/2029
h
1,190,625
PG&E Corporation
1,944,000 5.000%,  7/1/2028 1,774,755
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,692,800
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
h,i
874,200
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
h
2,246,398
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
h
2,652,098

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.9%) Value
Utilities (3.1%) - continued
Vistra Corporation
$ 1,938,000 7.000%,  12/15/2026
b,h,k
$ 1,802,224
Total 21,686,248
Total Long-Term Fixed Income
(cost $662,466,951) 606,698,064
Shares
Collateral Held for Securities
Loaned ( 7.8% ) Value
54,075,820 Thrivent Cash Management Trust 54,075,820
Total Collateral Held for
Securities Loaned
(cost $54,075,820) 54,075,820
Shares
Registered Investment
Companies ( 3.2% ) Value
Unaffiliated  (3.2%)
104,943 iShares Preferred and Income
Securities ETF
i
3,648,868
721,946 SPDR Bloomberg Short Term H igh
Yield Bond ETF
i
18,178,601
Total 21,827,469
Total Registered Investment
Companies (cost $22,000,803) 21,827,469
Shares Common Stock ( 0.2% ) Value
Communications Services (0.2%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
1,114,180
Total 1,114,180
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
165,243
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
118,571
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
105,396
Total 389,210
Total Common Stock
(cost $801,158) 1,503,390
Shares or
Principal
Amount Short-Term Investments ( 1.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 1.150%, 8/19/2022
m,n
99,891
Thrivent Core Short-Term Reserve
Fund
1,288,976 2.100% 12,889,762
Total Short-Term Investments
(cost $12,984,209) 12,989,653
Total Investments (cost
$786,438,732) 105.6% $729,005,343
Other Assets and Liabilities, Net
(5.6%) (38,844,239)
Total Net Assets 100.0% $690,161,104
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $465,751,947 or 67.5%
of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 29, 2022.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of July 29, 2022 was $1,382,954 or 0.20% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
July 29, 2022.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
Credit Acceptance Corporation,
12/31/2024 12/9/2019 1,429,582

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
July 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 32,655,146
Common Stock 19,862,286
Total lending $52,517,432
Gross amount payable upon return of
collateral for securities loaned $54,075,820
Net amounts due to counterparty $1,558,388
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 5,608,335 – 2,866,060 2,742,275
Communications Services 9,788,406 – 9,788,406 –
Consumer Cyclical 1,329,381 – 1,329,381 –
Consumer Non-Cyclical 4,465,276 – 4,465,276 –
Energy 1,630,160 – 1,630,160 –
Financials 1,974,820 – 1,974,820 –
Technology 3,654,320 – 3,654,320 –
Transportation 3,460,249 – 3,460,249 –
Long-Term Fixed Income
Basic Materials 37,232,735 – 37,232,735 –
Capital Goods 66,698,210 – 66,698,210 –
Communications Services 76,935,432 – 76,935,432 –
Consumer Cyclical 116,396,628 – 116,396,628 –
Consumer Non-Cyclical 98,277,551 – 98,277,551 –
Energy 74,365,706 – 74,365,703 3
Financials 57,040,278 – 57,040,278 –
Technology 42,446,558 – 42,446,558 –
Transportation 15,618,718 – 15,618,718 –
Utilities 21,686,248 – 21,686,248 –
Registered Investment Companies
Unaffiliated 21,827,469 21,827,469 – –
Common Stock
Communications Services 1,114,180 – 1,114,180 –
Energy 389,210 165,243 223,967 –
Short-Term Investments 99,891 – 99,891 –
Subtotal Investments in Securities $662,039,761 $21,992,712 $637,304,771 $2,742,278
Other Investments  * Total
Affiliated Short-Term Investments 12,889,762
Collateral Held for Securities Loaned 54,075,820
Subtotal Other Investments $66,965,582
Total Investments at Value $729,005,343
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $21,295 $164,835 $173,240 $12,890 1,289 1.9%
Total Affiliated Short-Term Investments 21,295 12,890 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,112 215,499 182,535 54,076 54,076 7.8
Total Collateral Held for Securities Loaned 21,112 54,076 7.8
Total Value $42,407 $66,966
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $8 ($8) $– $68
Total Income/Non Income Cash from Affiliated Investments $68
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 169
Total Affiliated Income from Securities Loaned, Net $169
Total $8 ($8) $7

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.2% )
a
Value
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
$ 296,875
5.300%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 291,680
LCPR Loan Financing, LLC, Term
Loan
215,000
5.749%,  (LIBOR 1M +
3.750%), 10/15/2028
b
209,356
Tenneco, Inc., Term Loan
275,013
5.372%,  (LIBOR 1M +
3.000%), 10/1/2025
b
270,062
Total 771,098
Consumer Non-Cyclical (0.1%)
Global Medical Response, Inc.,
Term Loan
95,507
6.622%,  (LIBOR 1M +
4.250%), 3/14/2025
b
91,070
307,657
5.963%,  (LIBOR 1M +
4.250%), 10/2/2025
b
293,333
Prime Security Services Borrower,
LLC, Term Loan
227,125
4.463%,  (LIBOR 1M +
2.750%), 9/23/2026
b
220,343
Total 604,746
Total Bank Loans
(cost $1,404,165) 1,375,844
Principal
Amount Long-Term Fixed Income ( 93.1% ) Value
Asset-Backed Securities (2.1%)
Ares XL CLO, Ltd.
3,750,000
4.312%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
b,c
3,538,042
Atrium IX
2,400,000
3.598%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
2,259,192
Benefit Street Partners CLO II, Ltd.
2,400,000
4.412%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
2,298,713
Galaxy XXIII CLO, Ltd.
800,000
4.483%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
750,885
OCP CLO, Ltd.
2,875,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,c
2,688,355
Octagon Investment Partners 31,
LLC
1,800,000
6.110%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
1,637,399
Octagon Investment Partners XVI,
Ltd.
1,400,000
4.140%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
1,345,896
Principal
Amount Long-Term Fixed Income (93.1%) Value
Asset-Backed Securities (2.1%) - continued
Sound Point CLO XV, Ltd.
$ 3,600,000
4.283%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
$ 3,452,785
Sound Point CLO, Ltd.
1,800,000
4.960%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
1,647,095
Total 19,618,362
Basic Materials (2.0%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
128,338
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
c
1,770,711
1,450,000 4.750%,  4/10/2027
c
1,451,603
Cleveland-Cliffs, Inc.
90,000 4.625%,  3/1/2029
c,d
84,002
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 169,954
1,150,000 5.250%,  9/1/2029 1,129,357
5,030,000 4.625%,  8/1/2030 4,825,782
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
c
831,592
3,013,000 4.000%,  3/27/2027
c
2,922,158
1,800,000 2.500%,  9/1/2030
c
1,495,091
International Flavors and
Fragrances, Inc.
3,000,000 3.468%,  12/1/2050
c
2,294,187
OCI NV
160,000 4.625%,  10/15/2025
c
154,400
Olin Corporation
180,000 5.125%,  9/15/2027 173,142
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
c
1,822,674
Total 19,252,991
Capital Goods (3.6%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
140,765
BAE Systems plc
1,700,000 3.400%,  4/15/2030
c
1,607,235
1,400,000 1.900%,  2/15/2031
c
1,170,360
Boeing Company
4,350,000 5.930%,  5/1/2060 4,306,076
3,800,000 3.250%,  2/1/2028 3,532,596
900,000 5.150%,  5/1/2030 908,484
3,000,000 5.705%,  5/1/2040 2,985,212
Carrier Global Corporation
2,000,000 2.722%,  2/15/2030 1,796,723
1,450,000 2.700%,  2/15/2031 1,278,585
1,900,000 3.377%,  4/5/2040 1,564,753
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 388,714
General Electric Company
2,800,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
b,e
2,611,000
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
c
162,900
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,262
2,750,000 3.000%,  1/15/2029 2,467,300
1,600,000 5.950%,  2/1/2037 1,587,606

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.1%) Value
Capital Goods (3.6%) - continued
Huntington Ingalls Industries, Inc.
$ 1,100,000 3.844%,  5/1/2025 $ 1,087,925
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,224,348
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
c
250,000
Raytheon Technologies
Corporation
1,800,000 4.125%,  11/16/2028 1,826,267
1,075,000 4.450%,  11/16/2038 1,060,982
Textron, Inc.
370,000 3.875%,  3/1/2025 370,079
1,440,000 3.650%,  3/15/2027 1,410,259
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 331,200
Total 34,074,631
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
82,892
2.759%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
42,396
Wachovia Mortgage Loan Trust,
LLC
61,260
2.548%,  5/20/2036, Ser.
2006-A, Class 2A1
b
59,657
Total 102,053
Communications Services (7.4%)
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,374,389
1,900,000 1.875%,  10/15/2030 1,548,144
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,425,708
2,893,000 3.650%,  9/15/2059 2,254,223
1,519,000 4.300%,  2/15/2030 1,521,376
1,750,000 2.750%,  6/1/2031 1,569,697
3,368,000 2.550%,  12/1/2033 2,851,387
1,810,000 4.300%,  12/15/2042 1,663,760
1,800,000 4.500%,  3/9/2048 1,659,381
CCO Holdings Capital Corporation
3,500,000 5.000%,  2/1/2028
c
3,377,500
CCO Holdings, LLC
110,000 5.500%,  5/1/2026
c
110,802
180,000 4.750%,  3/1/2030
c
163,800
140,000 4.500%,  8/15/2030
c
124,449
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 2,062,939
1,700,000 4.908%,  7/23/2025 1,722,800
1,550,000 6.384%,  10/23/2035 1,628,946
2,000,000 3.500%,  6/1/2041 1,464,117
Comcast Corporation
1,985,000 2.887%,  11/1/2051 1,489,144
1,600,000 4.600%,  10/15/2038 1,613,430
1,800,000 4.650%,  7/15/2042 1,793,020
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
c
1,755,378
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 915,639
Principal
Amount Long-Term Fixed Income (93.1%) Value
Communications Services (7.4%) - continued
Magallanes, Inc.
$ 2,200,000 5.141%,  3/15/2052
c
$ 1,936,921
2,400,000 5.050%,  3/15/2042
c
2,131,135
Netflix, Inc.
800,000 4.875%,  4/15/2028 794,304
2,155,000 5.875%,  11/15/2028 2,235,597
1,200,000 6.375%,  5/15/2029 1,274,100
3,700,000 4.875%,  6/15/2030
c
3,650,031
Omnicom Group, Inc.
700,000 4.200%,  6/1/2030 688,576
Paramount Global
1,800,000 4.375%,  3/15/2043 1,433,674
SBA Communications Corporation
180,000 3.125%,  2/1/2029 157,500
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
c
325,026
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 145,925
3,200,000 8.750%,  3/15/2032 4,144,000
Sprint Corporation
330,000 7.125%,  6/15/2024 345,675
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,770,779
1,600,000 3.750%,  4/15/2027 1,574,677
1,200,000 3.500%,  4/15/2031 1,109,640
1,200,000 3.000%,  2/15/2041 932,057
VeriSign, Inc.
360,000 4.750%,  7/15/2027 357,737
Verizon Communications, Inc.
3,000,000 3.875%,  3/1/2052 2,645,252
1,400,000 4.000%,  3/22/2050 1,256,615
1,600,000 2.100%,  3/22/2028 1,463,598
1,409,000 1.680%,  10/30/2030 1,178,148
2,800,000 3.400%,  3/22/2041 2,383,775
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,322,870
Total 70,347,641
Consumer Cyclical (6.8%)
Amazon.com, Inc.
1,700,000 3.950%,  4/13/2052 1,652,684
3,600,000 3.100%,  5/12/2051 3,025,323
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
c
179,550
Cedar Fair, LP
190,000 5.250%,  7/15/2029 181,728
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 1,711,584
Daimler Trucks Finance North
America, LLC
3,500,000 2.375%,  12/14/2028
c
3,088,818
Darden Restaurants, Inc.
2,400,000 3.850%,  5/1/2027 2,364,130
Expedia Group, Inc.
5,200,000 3.250%,  2/15/2030 4,490,901
Ford Motor Credit Company, LLC
2,200,000 4.063%,  11/1/2024 2,164,250
800,000 2.900%,  2/10/2029 672,144
General Motors Company
3,575,000 6.800%,  10/1/2027 3,866,179
3,970,000 5.000%,  4/1/2035 3,711,862

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.1%) Value
Consumer Cyclical (6.8%) - continued
General Motors Financial
Company, Inc.
$ 1,100,000 1.500%,  6/10/2026 $ 985,000
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,695,070
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
c
356,912
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 1,794,817
Hyundai Capital America
1,700,000 2.375%,  10/15/2027
c
1,517,811
2,500,000 1.800%,  1/10/2028
c
2,145,250
Kohl's Corporation
2,600,000 3.375%,  5/1/2031 1,958,938
1,900,000 5.550%,  7/17/2045 1,376,615
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,103,928
2,300,000 4.750%,  5/30/2025 2,318,873
Lowe's Companies, Inc.
3,250,000 2.625%,  4/1/2031 2,902,755
Macy's Retail Holdings, LLC
2,900,000 6.125%,  3/15/2032
c
2,438,399
Marriott International, Inc.
190,000 5.750%,  5/1/2025 198,224
4,100,000 4.625%,  6/15/2030 4,012,095
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,784,078
MDC Holdings, Inc.
3,200,000 2.500%,  1/15/2031 2,381,191
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
c
66,079
Six Flags Theme Parks, Inc.
20,000 7.000%,  7/1/2025
c
20,568
Target Corporation
2,250,000 2.950%,  1/15/2052 1,801,798
Toll Brothers Finance Corporation
2,155,000 4.350%,  2/15/2028 2,039,652
2,700,000 3.800%,  11/1/2029
d
2,427,119
Travel + Leisure Company
180,000 6.625%,  7/31/2026
c
183,063
VICI Properties, LP/VICI Note
Company, Inc.
360,000 4.500%,  9/1/2026
c
343,588
Volkswagen Group of America
Finance, LLC
1,750,000 3.350%,  5/13/2025
c
1,713,886
Total 64,674,862
Consumer Non-Cyclical (10.4%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 907,201
1,500,000 6.000%,  4/1/2039 1,744,217
AbbVie, Inc.
1,450,000 2.950%,  11/21/2026 1,414,680
3,900,000 4.550%,  3/15/2035 3,982,211
1,900,000 4.300%,  5/14/2036 1,887,806
1,100,000 4.850%,  6/15/2044 1,116,366
Altria Group, Inc.
1,750,000 5.800%,  2/14/2039 1,655,780
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 1,839,860
Principal
Amount Long-Term Fixed Income (93.1%) Value
Consumer Non-Cyclical (10.4%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 2,175,000 4.000%,  4/13/2028 $ 2,224,808
2,500,000 3.500%,  6/1/2030 2,457,090
1,450,000 4.600%,  4/15/2048 1,400,844
1,800,000 4.439%,  10/6/2048 1,700,342
3,200,000 5.550%,  1/23/2049 3,516,232
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,840,311
2,500,000 1.375%,  8/6/2030 2,151,968
BAT Capital Corporation
1,750,000 4.700%,  4/2/2027 1,723,683
3,000,000 2.259%,  3/25/2028 2,571,211
Becton, Dickinson and Company
2,000,000 3.794%,  5/20/2050 1,732,988
2,150,000 3.700%,  6/6/2027 2,129,749
Bunge, Ltd. Finance Corporation
1,850,000 2.750%,  5/14/2031 1,594,771
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
1,006,822
Centene Corporation
90,000 4.250%,  12/15/2027 88,426
270,000 4.625%,  12/15/2029 266,288
3,145,000 3.375%,  2/15/2030 2,858,059
2,000,000 2.500%,  3/1/2031 1,715,820
1,300,000 2.625%,  8/1/2031 1,108,561
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 351,741
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 955,714
2,200,000 2.125%,  9/15/2031 1,865,495
Danaher Corporation
1,400,000 2.800%,  12/10/2051 1,074,484
Dentsply Sirona, Inc.
1,500,000 3.250%,  6/1/2030 1,281,707
HCA, Inc.
290,000 5.375%,  2/1/2025 295,808
4,000,000 5.875%,  2/15/2026 4,132,360
1,200,000 5.375%,  9/1/2026 1,237,800
2,000,000 5.625%,  9/1/2028 2,073,020
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,687,996
JBS Finance Luxembourg SARL
1,650,000 3.625%,  1/15/2032
c
1,374,599
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,800,000 4.375%,  2/2/2052
c
2,122,064
29,000 6.500%,  4/15/2029
c
29,462
800,000 5.500%,  1/15/2030
c
777,157
2,600,000 3.000%,  5/15/2032
c
2,120,013
Johnson & Johnson
3,000,000 4.375%,  12/5/2033 3,230,066
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 116,178
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,120,702
666,000 3.000%,  6/1/2026 644,933
250,000 3.750%,  4/1/2030 240,248
1,230,000 4.375%,  6/1/2046 1,081,179
1,150,000 4.875%,  10/1/2049 1,075,464
Mattel, Inc.
2,000,000 5.450%,  11/1/2041 1,823,593

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.1%) Value
Consumer Non-Cyclical (10.4%) - continued
Medtronic, Inc.
$ 2,800,000 4.375%,  3/15/2035 $ 2,945,977
Newell Brands, Inc.
1,400,000 4.450%,  4/1/2026 1,382,024
1,800,000 5.750%,  4/1/2046 1,541,484
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,c,e
1,387,238
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 827,377
Roche Holdings, Inc.
1,800,000 2.607%,  12/13/2051
c
1,363,499
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,286,076
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
673,073
Sysco Corporation
600,000 6.600%,  4/1/2050 728,509
1,000,000 6.600%,  4/1/2040 1,192,636
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,726,394
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
c
354,600
Thermo Fisher Scientific, Inc.
1,500,000 2.800%,  10/15/2041 1,235,109
UnitedHealth Group, Inc.
2,400,000 4.950%,  5/15/2062 2,590,345
760,000 4.750%,  7/15/2045 800,523
1,775,000 4.450%,  12/15/2048 1,790,661
Total 99,173,402
Energy (7.0%)
Antero Resources Corporation
180,000 5.375%,  3/1/2030
c
176,850
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,860,023
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
c
202,650
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,627,958
Cenovus Energy, Inc.
1,600,000 5.375%,  7/15/2025 1,661,264
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029 1,638,815
Cheniere Energy Partners, LP
2,940,000 4.500%,  10/1/2029 2,848,375
3,700,000 4.000%,  3/1/2031 3,438,003
Continental Resources, Inc.
800,000 2.268%,  11/15/2026
c
723,021
1,900,000 4.375%,  1/15/2028 1,828,946
2,250,000 5.750%,  1/15/2031
c
2,218,522
Devon Energy Corporation
2,015,000 4.500%,  1/15/2030 1,952,964
DT Midstream, Inc.
180,000 4.125%,  6/15/2029
c
166,637
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
988,995
Energy Transfer, LP
2,520,000 4.200%,  4/15/2027 2,468,992
2,500,000 4.000%,  10/1/2027 2,419,050
2,350,000 3.750%,  5/15/2030 2,182,560
2,650,000 6.000%,  6/15/2048 2,584,330
Principal
Amount Long-Term Fixed Income (93.1%) Value
Energy (7.0%) - continued
Enterprise Products Operating,
LLC
$ 1,800,000 4.875%,  8/16/2077
b
$ 1,489,992
EQT Corporation
2,400,000 6.625%,  2/1/2025 2,498,928
2,360,000 3.900%,  10/1/2027 2,295,902
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,373,785
Halliburton Company
2,200,000 4.850%,  11/15/2035 2,209,905
Hess Corporation
1,200,000 6.000%,  1/15/2040 1,253,073
MPLX, LP
2,050,000 4.875%,  6/1/2025 2,091,585
1,750,000 4.800%,  2/15/2029 1,762,944
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 138,425
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,092,919
Ovintiv Exploration, Inc.
2,911,000 5.375%,  1/1/2026 2,968,789
Petroleos Mexicanos
1,450,000 6.500%,  3/13/2027 1,309,930
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,027,097
Plains All American Pipeline, LP
1,800,000 3.800%,  9/15/2030 1,633,198
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,710,495
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 4,169,088
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,120,265
Williams Partners, LP
1,730,000 4.850%,  3/1/2048 1,627,712
Total 66,761,987
Financials (34.0%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,395,990
1,500,000 4.625%,  10/15/2027 1,448,165
2,200,000 3.875%,  1/23/2028 2,030,292
1,600,000 3.400%,  10/29/2033 1,320,653
1,200,000 3.850%,  10/29/2041 910,170
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,e
2,537,938
1,200,000 3.625%,  4/1/2027 1,130,029
1,850,000 2.100%,  9/1/2028 1,534,737
1,500,000 3.000%,  2/1/2030 1,263,694
1,400,000 2.875%,  1/15/2032 1,152,927
Aircastle, Ltd.
2,550,000 5.250%,  8/11/2025
c
2,495,692
2,500,000 2.850%,  1/26/2028
c
2,094,736
Allianz SE
1,800,000 3.200%,  10/30/2027
b,c,e
1,371,916
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025 2,450,783
3,750,000 8.000%,  11/1/2031 4,241,887
American Express Company
2,250,000 3.550%,  9/15/2026
b,e
1,977,750

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.1%) Value
Financials (34.0%) - continued
American Homes 4 Rent, LP
$ 950,000 2.375%,  7/15/2031 $ 782,924
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,258,971
2,050,000 2.150%,  7/15/2026 1,772,554
1,200,000 2.875%,  6/15/2027 1,035,899
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,855,052
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,700,654
1,500,000 2.570%,  11/25/2035
b,c
1,224,550
Aviation Capital Group, LLC
3,550,000 5.500%,  12/15/2024
c
3,522,407
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
c
691,617
1,200,000 5.500%,  1/15/2026
c
1,164,924
1,000,000 4.250%,  4/15/2026
c
931,284
3,600,000 4.375%,  5/1/2026
c
3,360,190
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 6.500%,  3/5/2025
b,e
1,533,729
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
c
2,035,236
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,717,910
3,600,000 4.750%,  11/12/2026
b,e
3,074,223
1,200,000 4.379%,  4/12/2028 1,170,100
Bank of America Corporation
3,700,000 4.375%,  1/27/2027
b,e
3,357,750
2,800,000 3.705%,  4/24/2028
b
2,727,148
1,450,000 4.271%,  7/23/2029
b
1,441,647
1,175,000 3.974%,  2/7/2030
b
1,137,481
2,030,000 3.194%,  7/23/2030
b
1,870,554
3,800,000 1.922%,  10/24/2031
b
3,131,074
2,750,000 2.572%,  10/20/2032
b
2,357,306
1,200,000 2.972%,  2/4/2033
b
1,063,046
3,200,000 4.571%,  4/27/2033
b
3,221,690
1,200,000 4.244%,  4/24/2038
b
1,158,704
3,100,000 3.311%,  4/22/2042
b
2,557,856
1,140,000 2.831%,  10/24/2051
b
819,664
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,e
1,070,700
Bank of Nova Scotia
2,250,000 4.900%,  6/4/2025
b,e
2,190,937
Barclays plc
350,000 8.000%,  6/15/2024
b,e
360,500
1,900,000 6.125%,  12/15/2025
b,e
1,832,170
720,000 4.836%,  5/9/2028 699,110
1,600,000 4.972%,  5/16/2029
b
1,586,461
1,900,000 2.645%,  6/24/2031
b
1,571,517
Berkshire Hathaway Finance
Corporation
900,000 2.850%,  10/15/2050 685,788
1,050,000 4.250%,  1/15/2049 1,034,452
Blackstone Private Credit Fund
3,250,000 4.000%,  1/15/2029
c
2,720,611
BNP Paribas SA
3,050,000 6.625%,  3/25/2024
b,c,e
3,060,239
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 975,701
BPCE SA
810,000 5.150%,  7/21/2024
c
809,572
Principal
Amount Long-Term Fixed Income (93.1%) Value
Financials (34.0%) - continued
Brandywine Operating
Partnership, LP
$ 1,900,000 3.950%,  11/15/2027 $ 1,805,011
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 870,808
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,811,557
1,650,000 3.273%,  3/1/2030
b
1,494,461
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,e
1,472,330
1,250,000 4.000%,  6/1/2026
b,e
1,136,713
1,900,000 4.000%,  12/1/2030
b,e
1,607,875
Citigroup, Inc.
1,800,000 4.700%,  1/30/2025
b,e
1,575,000
1,695,000 5.500%,  9/13/2025 1,766,857
1,510,000 4.450%,  9/29/2027 1,513,296
1,500,000 3.668%,  7/24/2028
b
1,452,793
2,000,000 4.075%,  4/23/2029
b
1,954,325
2,250,000 2.520%,  11/3/2032
b
1,915,711
4,100,000 3.057%,  1/25/2033
b
3,644,635
CNA Financial Corporation
1,000,000 7.250%,  11/15/2023 1,045,158
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,e
1,181,625
Commerzbank AG
2,800,000 8.125%,  9/19/2023
c
2,870,359
CoreStates Capital III
1,360,000
1.981%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
1,259,669
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,208,682
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
*
86,377
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
b,c,e
1,411,943
1,600,000 4.750%,  3/23/2029
b,c,e
1,356,000
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,c,e
2,137,390
2,350,000 7.250%,  9/12/2025
b,c,e
2,082,100
2,150,000 2.193%,  6/5/2026
b,c
1,958,604
2,300,000 5.250%,  2/11/2027
b,c,e
1,897,500
1,900,000 4.282%,  1/9/2028
c
1,769,347
Danske Bank AS
1,900,000 3.773%,  3/28/2025
b,c
1,863,713
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,e
3,633,000
1,400,000 3.961%,  11/26/2025
b
1,351,726
1,800,000 2.311%,  11/16/2027
b
1,564,272
Discover Bank
2,510,000 4.682%,  8/9/2028
b
2,444,135
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
c
251,339
Duke Realty, LP
1,250,000 1.750%,  2/1/2031 1,045,954
EPR Properties
1,318,000 4.950%,  4/15/2028 1,229,895
2,800,000 3.750%,  8/15/2029 2,417,068
First Horizon Bank
1,250,000 5.750%,  5/1/2030 1,307,416
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,074,214

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.1%) Value
Financials (34.0%) - continued
First-Citizens Bank & Trust
Company
$ 4,900,000 6.125%,  3/9/2028 $ 5,201,675
FS KKR Capital Corporation
643,000 1.650%,  10/12/2024 595,854
3,150,000 4.250%,  2/14/2025
c
3,011,058
3,300,000 3.400%,  1/15/2026 3,005,473
GE Capital International Funding
Company
6,116,000 4.418%,  11/15/2035 6,036,713
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
c
157,816
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,e
1,720,800
900,000 3.800%,  5/10/2026
b,e
776,594
1,900,000 3.691%,  6/5/2028
b
1,853,452
2,750,000 3.814%,  4/23/2029
b
2,666,599
1,900,000 4.223%,  5/1/2029
b
1,878,889
5,200,000 3.102%,  2/24/2033
b
4,646,531
HSBC Holdings plc
1,440,000 4.300%,  3/8/2026 1,448,284
1,200,000 4.000%,  3/9/2026
b,e
1,061,130
900,000 6.000%,  5/22/2027
b,e
863,398
1,080,000 4.041%,  3/13/2028
b
1,042,148
1,300,000 4.600%,  12/17/2030
b,e
1,085,240
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 823,954
900,000 4.350%,  6/15/2029 918,170
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 858,232
1,000,000 2.000%,  8/15/2031 784,797
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,e
1,096,813
750,000 6.000%,  8/1/2023
b,e
728,834
3,000,000 5.000%,  8/1/2024
b,e
2,786,933
1,800,000 2.956%,  5/13/2031
b
1,609,055
800,000 2.580%,  4/22/2032
b
694,329
2,100,000 2.545%,  11/8/2032
b
1,804,869
1,800,000 2.963%,  1/25/2033
b
1,601,216
3,200,000 4.586%,  4/26/2033
b
3,240,140
2,800,000 4.912%,  7/25/2033
b
2,919,582
1,850,000 5.500%,  10/15/2040 2,003,251
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,395,181
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,076,616
Lloyds Banking Group plc
1,050,000 7.500%,  6/27/2024
b,e
1,060,766
700,000 7.500%,  9/27/2025
b,e
708,750
1,100,000 2.438%,  2/5/2026
b
1,047,581
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,e
1,060,111
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
*
2,434,667
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,e
1,369,154
Mitsubishi UFJ Financial Group,
Inc.
2,250,000 5.133%,  7/20/2033
b
2,344,973
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,132,457
Principal
Amount Long-Term Fixed Income (93.1%) Value
Financials (34.0%) - continued
Morgan Stanley
$ 1,000,000 2.720%,  7/22/2025
b
$ 973,498
1,140,000 5.300%,  12/15/2025
b,e
1,053,379
1,490,000 4.350%,  9/8/2026 1,502,202
2,400,000 3.622%,  4/1/2031
b
2,285,419
1,900,000 1.794%,  2/13/2032
b
1,553,787
2,000,000 2.943%,  1/21/2033
b
1,786,443
950,000 4.889%,  7/20/2033
b
987,933
1,400,000 5.297%,  4/20/2037
b
1,410,315
930,000 4.300%,  1/27/2045 874,237
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 346,500
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
c
1,506,141
763,000 4.000%,  9/14/2026
c
741,396
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,540,364
NatWest Group plc
1,500,000 4.269%,  3/22/2025
b
1,486,697
600,000 3.754%,  11/1/2029
b
576,237
1,150,000 4.600%,  6/28/2031
b,e
907,134
2,900,000 3.032%,  11/28/2035
b
2,360,906
Nippon Life Insurance Company
1,450,000 3.400%,  1/23/2050
b,c
1,279,663
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 844,615
3,400,000 3.375%,  2/1/2031 2,820,340
Owl Rock Capital Corporation
1,550,000 3.400%,  7/15/2026 1,396,490
Owl Rock Core Income
Corporation
2,000,000 4.700%,  2/8/2027
c
1,844,594
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
899,809
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
c
693,657
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
c
1,704,128
PNC Financial Services Group,
Inc.
1,850,000 3.400%,  9/15/2026
b,e
1,517,000
Preferred Term Securities XXIII,
Ltd.
89,863
2.029%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
89,184
Prudential Financial, Inc.
880,000 5.125%,  3/1/2052
b
840,335
1,025,000 5.200%,  3/15/2044
b
986,996
1,750,000 3.700%,  10/1/2050
b
1,530,784
Realty Income Corporation
1,900,000 3.400%,  1/15/2028 1,837,454
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,412,760
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,d,e
1,423,720
Reinsurance Group of America,
Inc.
1,450,000 4.700%,  9/15/2023 1,463,445
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
c
1,476,077
Simon Property Group, LP
1,900,000 3.250%,  9/13/2049 1,426,370

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.1%) Value
Financials (34.0%) - continued
Societe Generale SA
$ 1,900,000 5.375%,  11/18/2030
b,c,e
$ 1,594,316
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 938,846
2,250,000 3.400%,  1/15/2030 1,997,159
1,150,000 3.200%,  2/15/2031 989,696
SVB Financial Group
2,800,000 4.000%,  5/15/2026
b,e
2,269,823
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,050,710
1,050,000 3.950%,  12/1/2027 986,494
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,e
808,400
UBS Group AG
2,300,000 4.875%,  2/12/2027
b,c,e
2,049,605
2,000,000 2.746%,  2/11/2033
b,c
1,672,469
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
c
1,418,492
VICI Properties, LP/VICI Note
Company, Inc.
1,600,000 4.625%,  6/15/2025
c
1,552,956
90,000 4.250%,  12/1/2026
c
84,587
2,425,000 5.750%,  2/1/2027
c
2,414,767
1,200,000 3.750%,  2/15/2027
c
1,098,890
90,000 4.625%,  12/1/2029
c
85,729
Wells Fargo & Company
2,200,000 3.900%,  3/15/2026
b,e
2,037,750
1,800,000 3.526%,  3/24/2028
b
1,739,707
1,800,000 2.393%,  6/2/2028
b
1,650,609
2,750,000 4.478%,  4/4/2031
b
2,759,113
2,600,000 4.897%,  7/25/2033
b
2,695,141
Welltower, Inc.
1,500,000 2.050%,  1/15/2029 1,304,123
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,521,268
1,850,000 2.963%,  11/16/2040 1,379,683
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,419,612
Total 324,552,158
Foreign Government (0.6%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
529,541
3,200,000 6.000%,  2/22/2033
c
2,901,248
Egypt Government International
Bond
2,900,000 5.800%,  9/30/2027
c
1,955,772
Total 5,386,561
Technology (3.9%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,452,534
1,080,000 3.750%,  9/12/2047 1,022,577
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
457,000 3.875%,  1/15/2027 452,234
Broadcom, Inc.
4,443,000 3.469%,  4/15/2034
c
3,802,245
2,400,000 3.137%,  11/15/2035
c
1,929,821
1,800,000 3.187%,  11/15/2036
c
1,441,793
1,800,000 4.926%,  5/15/2037
c
1,706,471
Principal
Amount Long-Term Fixed Income (93.1%) Value
Technology (3.9%) - continued
Dell International, LLC
$ 3,025,000 6.020%,  6/15/2026 $ 3,214,673
700,000 6.100%,  7/15/2027 749,852
641,000 8.350%,  7/15/2046 820,729
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,579,033
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,728,134
2,000,000 2.650%,  6/1/2030 1,760,135
Gartner, Inc.
180,000 3.750%,  10/1/2030
c
165,334
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
c
330,397
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,097,919
1,400,000 2.950%,  4/15/2031 1,208,143
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,246,459
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,046,393
1,100,000 4.300%,  6/18/2029 1,074,549
1,850,000 3.250%,  5/11/2041 1,426,755
Oracle Corporation
2,400,000 3.950%,  3/25/2051 1,858,825
1,800,000 4.300%,  7/8/2034 1,646,249
1,850,000 4.000%,  7/15/2046 1,431,651
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,771,436
VMware, Inc.
1,900,000 2.200%,  8/15/2031 1,543,190
Total 37,507,531
Transportation (3.2%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,597,500
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
c
2,053,500
1,280,000 5.500%,  4/20/2026
c
1,258,867
1,900,000 5.750%,  4/20/2029
c
1,819,250
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,530,089
1,800,000 4.050%,  6/15/2048 1,720,682
CSX Corporation
1,100,000 2.400%,  2/15/2030 997,931
Delta Air Lines, Inc.
638,855 4.250%,  7/30/2023 623,324
926,000 7.000%,  5/1/2025
c
967,347
2,000,000 7.375%,  1/15/2026 2,100,188
3,150,000 4.750%,  10/20/2028
c
3,076,598
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,081,915
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,225,276
Kansas City Southern
1,480,000 4.700%,  5/1/2048 1,459,642
Mileage Plus Holdings, LLC
3,500,000 6.500%,  6/20/2027
c
3,534,965
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,571,113
1,600,000 2.625%,  2/10/2030 1,389,664
United Airlines Pass Through Trust
578,180 3.750%,  9/3/2026 540,808

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.1%) Value
Transportation (3.2%) - continued
United Airlines, Inc.
$ 250,000 4.375%,  4/15/2026
c
$ 240,000
225,000 4.625%,  4/15/2029
c
207,281
Total 29,995,940
U.S. Government & Agencies (5.1%)
U.S. Treasury Bonds
5,000,000 2.875%,  5/15/2052 4,835,938
8,600,000 2.000%,  8/15/2051 6,814,492
6,200,000 1.875%,  11/15/2051 4,771,094
4,500,000 2.875%,  5/15/2032 4,580,859
3,500,000 2.250%,  5/15/2041 2,996,191
U.S. Treasury Notes
25,000,000 1.875%,  9/30/2022 24,985,423
Total 48,983,997
Utilities (7.0%)
American Electric Power
Company, Inc.
2,800,000 3.875%,  2/15/2062
b
2,368,148
1,304,000 2.031%,  3/15/2024 1,268,628
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,496,663
Berkshire Hathaway Energy
Company
1,600,000 4.600%,  5/1/2053
c
1,610,751
1,425,000 4.450%,  1/15/2049 1,396,123
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,435,390
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,609,829
1,850,000 2.650%,  6/1/2031 1,637,123
Consolidated Edison Company of
New York, Inc.
2,250,000 4.125%,  5/15/2049 2,046,538
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,e
1,162,500
2,350,000 4.350%,  1/15/2027
b,e
2,138,489
Duke Energy Corporation
3,700,000 3.250%,  1/15/2082
b
2,936,153
1,500,000 3.500%,  6/15/2051 1,197,787
2,160,000 3.150%,  8/15/2027 2,086,889
1,800,000 3.750%,  9/1/2046 1,513,546
Edison International
3,700,000 5.750%,  6/15/2027 3,877,678
Enel Finance International NV
2,250,000 2.875%,  7/12/2041
c
1,507,209
Energy Transfer, LP
1,400,000 6.500%,  11/15/2026
b,e
1,270,500
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,684,691
Exelon Corporation
1,200,000 4.100%,  3/15/2052
c
1,082,290
FirstEnergy Corporation
2,520,000 4.400%,  7/15/2027 2,468,844
700,000 5.350%,  7/15/2047 627,161
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,379,697
1,850,000 5.450%,  7/15/2044
c
1,871,827
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,543,083
Principal
Amount Long-Term Fixed Income (93.1%) Value
Utilities (7.0%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 1,400,000 4.400%,  11/1/2048 $ 1,343,161
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 998,750
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,332,099
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
c
705,212
3,050,000 3.375%,  2/15/2029
c
2,630,625
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,358,518
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 979,274
3,200,000 4.550%,  7/1/2030 2,950,212
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 1,216,178
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,683,585
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,742,154
Southern Company
600,000 4.475%,  8/1/2024 605,251
1,900,000 4.000%,  1/15/2051
b
1,769,549
1,350,000 3.750%,  9/15/2051
b
1,189,876
Vistra Operations Company, LLC
1,200,000 4.875%,  5/13/2024
c
1,190,753
1,200,000 5.125%,  5/13/2025
c
1,199,580
Total 67,112,314
Total Long-Term Fixed Income
(cost $978,792,711) 887,544,430
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
4,940,792 Thrivent Cash Management Trust 4,940,792
Total Collateral Held for
Securities Loaned
(cost $4,940,792) 4,940,792
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,d,e
1,253,125
Total 1,253,125
Total Preferred Stock
(cost $1,250,000) 1,253,125
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
4,041
Total 4,041
Total Common Stock
(cost $3,180) 4,041

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 5.7% ) Value
Federal Home Loan Bank Discount
Notes
1,500,000 1.279%, 8/3/2022
h,i
$ 1,499,819
400,000 1.140%, 8/18/2022
h,i
399,589
400,000 1.825%, 9/13/2022
h,i
398,915
Thrivent Core Short-Term Reserve
Fund
5,203,911 2.100% 52,039,108
Total Short-Term Investments
(cost $54,314,198) 54,337,431
Total Investments (cost
$1,040,705,046) 99.6% $949,455,663
Other Assets and Liabilities, Net
0.4% 3,974,844
Total Net Assets 100.0% $953,430,507
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $196,765,621 or 20.6%
of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f All or a portion of the security is insured or guaranteed.
g Non-income producing security.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of July 29, 2022 was $2,521,044 or 0.26% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
July 29, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 86,167
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 3,373,378
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July
29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 3,616,899
Common Stock 1,182,950
Total lending $4,799,849
Gross amount payable upon return of
collateral for securities loaned $4,940,792
Net amounts due to counterparty $140,943
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Consumer Cyclical 771,098 – 771,098 –
Consumer Non-Cyclical 604,746 – 604,746 –
Long-Term Fixed Income
Asset-Backed Securities 19,618,362 – 19,618,362 –
Basic Materials 19,252,991 – 19,252,991 –
Capital Goods 34,074,631 – 34,074,631 –
Collateralized Mortgage Obligations 102,053 – 102,053 –
Communications Services 70,347,641 – 70,347,641 –
Consumer Cyclical 64,674,862 – 64,674,862 –
Consumer Non-Cyclical 99,173,402 – 99,173,402 –
Energy 66,761,987 – 66,761,987 –
Financials 324,552,158 – 324,552,158 –
Foreign Government 5,386,561 – 5,386,561 –
Technology 37,507,531 – 37,507,531 –
Transportation 29,995,940 – 29,995,940 –
U.S. Government & Agencies 48,983,997 – 48,983,997 –
Utilities 67,112,314 – 67,112,314 –
Preferred Stock
Financials 1,253,125 – 1,253,125 –
Common Stock
Communications Services 4,041 – 4,041 –
Short-Term Investments 2,298,323 – 2,298,323 –
Subtotal Investments in Securities $892,475,763 $– $892,475,763 $–
Other Investments  * Total
Affiliated Short-Term Investments 52,039,108
Collateral Held for Securities Loaned 4,940,792
Subtotal Other Investments $56,979,900
Total Investments at Value $949,455,663
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,580,290 2,580,290 – –
Total Asset Derivatives $2,580,290 $2,580,290 $– $–

Income Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $1,198,456 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 210 September 2022 $ 27,845,374 $ 2,394,626
Ultra 10-Yr. U.S. Treasury Note 85 September 2022 10,970,586 185,664
Total Futures Long Contracts $ 38,815,960 $ 2,580,290
Total Futures Contracts $ 38,815,960 $2,580,290
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $18,424 $303,805 $270,190 $ 52,039 5,204 5.5%
Total Affiliated Short-Term Investments 18,424 52,039 5.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,566 73,351 71,976 4,941 4,941 0.5
Total Collateral Held for Securities Loaned 3,566 4,941 0.5
Total Value $21,990 $56,980
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $6 ($6) $– $235
Total Income/Non Income Cash from Affiliated Investments $235
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 27
Total Affiliated Income from Securities Loaned, Net $27
Total $6 ($6) $3

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 91.2% ) Value
Australia (6.5%)
17,692 Altium, Ltd. $ 390,689
15,031 ARB Corporation, Ltd. 352,958
3,905 Arena REIT 13,256
229,102 Aristocrat Leisure, Ltd. 5,715,648
28,414 ASX, Ltd. 1,766,065
4,501 AUB Group, Ltd. 61,735
827,554 Aurizon Holdings, Ltd. 2,342,223
11,867 Aussie Broadband, Ltd.
a
30,324
20,775 Bendigo and Adelaide Bank, Ltd. 150,757
120,781 BHP Group, Ltd. 3,305,214
106,460 Carsales.com, Ltd. 1,551,996
64,572 Centuria Capital Group 94,987
38,542 Challenger, Ltd. 190,388
99,274 Charter Hall Group 897,148
14,562 Charter Hall Retail REIT 43,104
15,172 Charter Hall Social Infrastructure
REIT 40,304
192,647 Coles Group, Ltd. 2,537,225
3,809 Commonwealth Bank of Australia 270,505
172,952 Computershare, Ltd. 3,055,539
46,382 CSL, Ltd. 9,444,157
35,146 Data#3, Ltd. 153,077
81,502 Deterra Royalties, Ltd. 248,760
98,340 DEXUS Property Group 660,846
17,044 Downer EDI, Ltd. 66,355
8,890 Elders, Ltd. 70,642
163,633 Fortescue Metals Group, Ltd. 2,105,720
57,292 Genworth Mortgage Insurance
Australia, Ltd. 113,524
22,187 GrainCorp, Ltd. 133,937
8,433 Grange Resources, Ltd. 6,668
305,071 GWA Group, Ltd. 444,929
147,363 Harvey Norman Holdings, Ltd. 430,025
50,748 Healius, Ltd. 138,270
281,451 Humm Group, Ltd. 98,921
47,553 Iluka Resources, Ltd. 322,743
331,257 Incitec Pivot, Ltd. 843,991
77,300 JB Hi-Fi, Ltd. 2,288,884
1,147 Jumbo Interactive, Ltd. 11,624
169,682 Karoon Gas Australia, Ltd.
a
224,206
828,293 Lottery Corporation, Ltd.
a
2,627,425
236,362 Metcash, Ltd. 688,981
46,228 Nine Entertainment Company
Holdings, Ltd. 67,445
16,699 Novonix, Ltd.
a
33,762
23,024 NRW Holdings, Ltd. 31,519
66,009 Nufarm, Ltd. 240,395
65,298 Pilbara Minerals, Ltd.
a
128,750
45,877 Premier Investments, Ltd. 682,359
4,170 Pro Medicus, Ltd. 146,071
306,967 Qube Holdings, Ltd. 597,091
13,891 REA Group, Ltd. 1,225,523
58,914 Rio Tinto, Ltd. 4,081,828
53,396 Sandfire Resources, Ltd. 172,317
94,657 SEEK, Ltd. 1,533,172
5,566 Smartgroup Corporation, Ltd. 26,967
754,251 Tabcorp Holdings, Ltd. 526,150
5,131 Viva Energy Group, Ltd.
b
9,639
9,582 Waypoint REIT, Ltd. 17,651
Total 53,454,389
Austria (0.3%)
8,138 BAWAG Group AG
b
375,728
7,691 EVN AG 181,394
Shares Common Stock (91.2%) Value
Austria (0.3%) - continued
43,620 OMV AG $ 1,857,767
Total 2,414,889
Belgium (0.5%)
805 Ackermans and van Haaren NV 118,336
8,262 Etablissements Franz Colruyt NV 228,245
37,125 Groupe Bruxelles Lambert SA 3,286,110
443 Melexis NV 38,011
2,932 NV Bekaert SA 103,844
5,510 Solvay SA 483,957
11,332 Telenet Group Holding NV 181,235
Total 4,439,738
Bermuda (0.4%)
29,039 BW Offshore, Ltd. 81,736
138,500 CK Infrastructure Holdings, Ltd. 868,502
5,425 FLEX LNG, Ltd. 172,044
83,574 Golden Ocean Group, Ltd. 922,750
37,000 Grand Pharmaceutical Group, Ltd. 20,502
27,857 Hafnia, Ltd. 99,005
2,875 Hiscox, Ltd. 31,305
10,400 Jardine Matheson Holdings, Ltd. 549,016
4,500 Orient Overseas International, Ltd. 156,828
1,267,000 Pacific Basin Shipping, Ltd. 605,925
183,000 Road King Infrastructure, Ltd. 106,498
111,800 Shanghai Industrial Urban
Development Group, Ltd. 8,961
132,000 Yuexiu Transport Infrastructure, Ltd. 73,897
Total 3,696,969
Brazil (0.5%)
8,500 Ambev SA 24,494
23,100 Americanas SA 62,548
8,800 Atacadao SA 31,737
39,600 B3 SA - Brasil Bolsa Balcao 84,954
30,795 Banco Bradesco SA ADR 102,240
5,700 Banco BTG Pactual SA 24,919
39,800 BB Seguridade Participacoes SA 221,611
38,297 Centrais Eletricas Brasileiras SA
ADR 343,141
162,500 Cielo SA 138,502
9,916 Companhia Siderurgica Nacional
SA ADR 28,657
14,800 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 36,127
9,100 EDP - Energias do Brasil SA 37,989
34,500 ENGIE Brasil Energia SA 295,052
12,093 Gerdau SA ADR 57,079
5,800 Hapvida Participacoes e
Investimentos SA
b
6,939
36,200 Hypera SA 298,745
10,530 Itau Unibanco Holding SA ADR 47,385
4,300 Itausa SA 7,205
15,400 JBS SA 95,005
68,600 Metalurgica Gerdau SA 135,103
35,900 Minerva SA 90,338
64,290 Petroleo Brasileiro SA 425,568
34,033 Petroleo Brasileiro SA ADR 485,991
14,200 Sao Martinho SA 96,522
27,000 Telefonica Brasil SA 233,102
15,512 Telefonica Brasil SA ADR 134,644
38,731 Vale SA ADR 521,319

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Brazil (0.5%) - continued
49,700 Vibra Energia SA $ 160,509
Total 4,227,425
Canada (9.2%)
7,638 Alimentation Couche-Tard, Inc. 341,236
4,603 ATCO, Ltd. 170,130
8,190 Bank of Montreal 816,474
46,994 BCE, Inc. 2,374,379
200,048 Canadian Imperial Bank of
Commerce 10,119,956
112,471 Canadian National Railway
Company 14,248,698
5,500 Canadian Natural Resources, Ltd. 303,702
65,925 Canadian Pacific Railway, Ltd. 5,198,116
5,947 Canadian Utilities, Ltd. 192,498
51,839 Canadian Western Bank
c
1,047,265
103,253 CGI, Inc.
a
8,853,367
36,614 CI Financial Corporation 422,024
34,732 Dollarama, Inc. 2,104,994
3,833 Dream Industrial Real Estate
Investment Trust 37,775
6,257 Empire Company, Ltd. 189,877
7,921 Enbridge, Inc. 355,735
3,994 Granite REIT 251,951
25,045 Home Capital Group, Inc. 511,246
6,775 InterRent Real Estate Investment
Trust 70,895
109,619 Laurentian Bank of Canada 3,577,352
33,392 Manulife Financial Corporation 611,228
10,317 National Bank of Canada 723,894
3,626 Nutrien, Ltd. 310,603
68,471 Pembina Pipeline Corporation 2,614,148
7,268 Rogers Communications, Inc. 334,128
44,795 Shopify, Inc.
a
1,560,210
30,616 Sun Life Financial, Inc. 1,421,598
78,505 Suncor Energy, Inc. 2,664,345
224,977 TC Energy Corporation 11,994,206
13,390 Thomson Reuters Corporation 1,503,532
5,864 Toromont Industries, Ltd. 493,876
9,895 Toronto-Dominion Bank 642,744
Total 76,062,182
Cayman Islands (1.2%)
9,600 ANTA Sports Products, Ltd. 105,704
31,300 ASM Pacific Technology, Ltd. 249,387
3,736 Baidu.com, Inc. ADR
a
510,226
50,400 Chailease Holding Company, Ltd. 358,433
97,000 China Hongqiao Group, Ltd. 101,081
36,000 China Meidong Auto Holdings, Ltd. 87,489
105,000 China Overseas Property Holdings,
Ltd. 109,740
4,000 China Resources Land, Ltd. 16,705
60,000 China Yuhua Education
Corporation, Ltd.
a,b
8,846
2,000 Chlitina Holding, Ltd. 12,351
92,000 Consun Pharmaceutical Group,
Ltd. 50,415
2,000 Country Garden Services Holdings
Company, Ltd. 4,460
1,525 Daqo New Energy Corporation
ADR
a
98,667
110,000 Geely Automobile Holdings, Ltd. 218,119
8,000 Greentown China Holdings, Ltd. 15,814
74,000 Greentown Service Group
Company, Ltd. 66,234
Shares Common Stock (91.2%) Value
Cayman Islands (1.2%) - continued
41,000 Haidilao International Holding,
Ltd.
a,b
$ 81,917
3,873 Huazhu Group, Ltd. ADR 148,530
4,579 HUTCHMED China, Ltd. ADR
a
59,847
25,299 JD.com, Inc. 754,734
3,152 JOYY, Inc. ADR 81,605
12,000 Kingboard Holdings, Ltd. 35,109
7,900 Kuaishou Technology
a,b
79,430
104,000 KWG Group Holdings, Ltd. 21,070
7,210 Li Auto, Inc. ADR
a
236,776
21,500 Li Ning Company, Ltd. 174,400
52,000 Longfor Group Holdings, Ltd.
b
173,751
37,400 Meituan Dianping
a,b
839,007
32,500 NetDragon Websoft Holdings, Ltd. 64,931
5,454 NetEase, Inc. ADR 507,113
9,789 NIO, Inc. ADR
a
193,137
6,183 Pinduoduo, Inc. ADR
a
303,029
749,500 Shui On Land, Ltd. 99,350
10,900 Sunny Optical Technology (Group)
Company, Ltd. 147,462
4,737 TAL Education Group ADR
a
23,306
67,190 Tencent Holdings, Ltd. 2,596,814
7,976 Tencent Music Entertainment Group
ADR
a
33,579
9,042 Trip.com Group, Ltd. ADR
a
233,103
10,000 VSTECS Holdings, Ltd. 7,638
136,000 Want Want China Holdings, Ltd. 110,682
5,097 Weibo Corporation ADR
a
97,964
25,500 WuXi Biologics (Cayman), Inc.
a,b
244,089
31,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
13,446
177,200 Xiaomi Corporation
a,b
278,698
1,166 XPeng, Inc. ADR
a
28,485
48,000 Yadea Group Holdings, Ltd.
b
103,518
31,000 Zhen Ding Technology Holding,
Ltd. 117,417
30,500 Zhongsheng Group Holdings, Ltd. 174,611
Total 10,078,219
Chile (<0.1%)
1,733 Banco de Credito e Inversiones SA 52,288
1,794 CAP SA 16,418
30,232 Cencosud SA 41,300
617,851 Colbun SA 52,481
30,159 Embotelladora Andina SA 54,722
452 Sociedad Quimica y Minera de
Chile SA ADR 44,463
Total 261,672
China (1.3%)
20,253 Alibaba Group Holding, Ltd. ADR
a
1,810,010
11,363 Amlogic (Shanghai) Company, Ltd.
a
142,839
2,000 Anhui Expressway Company, Ltd. 1,521
956,500 Bank of China, Ltd., Class A 434,672
1,145,000 Bank of China, Ltd., Class H 407,145
204,400 Bank of Communications
Company, Ltd. 140,265
184,700 Baoshan Iron & Steel Company,
Ltd. 155,804
321,200 BBMG Corporation 125,456
18,000 Beijing North Star Company, Ltd. 2,200
2,197 BYD Company, Ltd., Class A 105,007
13,000 BYD Company, Ltd., Class H 475,618
827,000 CGN Power Company, Ltd.
b
190,693

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
China (1.3%) - continued
200 Changzhou Xingyu Automotive
Lighting Systems $ 5,227
392,000 China Cinda Asset Management
Company, Ltd. 53,999
64,000 China Coal Energy Company, Ltd. 49,787
1,045,000 China Construction Bank
Corporation 667,348
153,500 China Galaxy Securities Company,
Ltd. 75,910
43,270 China Life Insurance Company,
Ltd. 64,447
7,500 China Merchants Bank Company,
Ltd., Class H 40,525
7,900 China National Nuclear Power
Company, Ltd. 7,244
1,528 China Petroleum & Chemical
Corporation ADR 71,709
394,000 China Railway Group, Ltd. 234,546
40,000 China Shenhua Energy Company,
Ltd., Class H 113,054
45,500 China State Construction
Engineering Corporation, Ltd. 34,042
35,500 CITIC Securities Company, Ltd.,
Class A 103,526
17,000 CITIC Securities Company, Ltd.,
Class H 34,955
2,100 Contemporary Amperex
Technology Company, Ltd.
a
159,563
279,300 Daqin Railway Company, Ltd. 250,945
580 East Money Information Company,
Ltd. 1,921
12,392 Fuyao Glass Industry Group
Company, Ltd., Class A 75,458
19,600 Fuyao Glass Industry Group
Company, Ltd., Class H
b
95,079
60,800 GF Securities Company, Ltd., Class
H 80,486
25,900 Goertek, Inc. 122,471
7,200 Great Wall Motor Company, Ltd.,
Class A 36,946
18,000 Great Wall Motor Company, Ltd.,
Class H 28,536
241,900 Greenland Holdings Corporation,
Ltd.
a
127,528
26,000 Guangzhou Automobile Group
Company, Ltd. 24,405
70,591 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 302,094
27,900 Guotai Junan Securities Company,
Ltd. 59,968
39,600 Haier Smart Home Company, Ltd.,
Class H 126,740
141,600 Haitong Securities Company, Ltd.,
Class H 94,837
49,400 Huatai Securities Company, Ltd.,
Class A 97,440
35,000 Huatai Securities Company, Ltd.,
Class H
b
46,169
2,100 HUAYU Automotive Systems
Company, Ltd. 6,840
212,000 Industrial and Commercial Bank of
China, Ltd., Class H 112,082
50,190 Inner Mongolia Yili Industrial Group
Company, Ltd. 267,014
1,400 Jiangsu Yangnong Chemical
Company, Ltd.
a
23,916
Shares Common Stock (91.2%) Value
China (1.3%) - continued
45,000 Jiangxi Copper Company, Ltd. $ 55,125
257,900 Jinke Property Group Company,
Ltd.
a
100,375
1,802 Kweichow Moutai Company, Ltd. 507,716
242,000 Lenovo Group, Ltd. 234,690
22,680 LONGi Green Energy Technology
Company, Ltd. 207,801
31,200 Luxshare Precision Industry
Company, Ltd. 157,365
185,900 Metallurgical Corporation of China,
Ltd. 89,944
8,200 Midea Group Company, Ltd. 67,021
3,500 Ningbo Tuopu Group Company,
Ltd. 48,122
11,200 Nongfu Spring Company, Ltd.
b
67,124
398,000 People's Insurance Company
(Group) of China, Ltd. 119,164
4,402 PetroChina Company, Ltd. ADR 205,397
55,668 Ping An Insurance (Group)
Company of China, Ltd., Class H 327,163
202,400 Shandong Nanshan Aluminum
Company, Ltd. 105,374
13,000 Shanghai Baosight Software
Company, Ltd. 77,704
10,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 36,240
2,600 Shanghai Pharmaceuticals Holding
Company, Ltd. 6,635
113,400 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 140,604
149,400 Shenwan Hongyuan Group
Company, Ltd.
a
91,747
160,600 Shenzhen Overseas Chinese Town
Company, Ltd. 133,354
10,400 Shenzhou International Group
Holdings, Ltd. 109,389
87,000 Tong Ren Tang Technologies
Company, Ltd. 61,220
6,100 Wuchan Zhongda Group Company,
Ltd. 4,351
25,500 Xiamen C&D, Inc. 42,528
8,820 Yunnan Baiyao Group Company,
Ltd. 72,270
3,800 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 167,024
91,700 Zhejiang Century Huatong Group
Company, Ltd.
a
61,106
15,600 Zhejiang NHU Company, Ltd. 47,759
24,000 Zijin Mining Group Company, Ltd. 28,123
43,500 Zijin Mining Group Company, Ltd. 57,745
Total 11,118,167
Colombia (<0.1%)
1,198 Bancolombia SA 10,057
1,717 Bancolombia SA ADR 49,742
4,181 Ecopetrol SA ADR 44,904
Total 104,703
Cyprus (<0.1%)
16,485 Atalaya Mining plc 56,211
9,845 Ros Agro plc GDR
d
0
Total 56,211
Czech Republic (0.1%)
5,357 CEZ AS 243,439

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Czech Republic (0.1%) - continued
4,781 Komercni Banka AS $ 120,799
39 Philip Morris CR 26,881
Total 391,119
Denmark (2.1%)
948 A.P. Moller - Maersk AS, Class B 2,588,358
6,980 ALK-Abello AS
a
139,361
11,460 Dampskibsselskabet Norden AS 500,087
6,240 DFDS AS 223,633
24,548 DSV AS 4,136,363
7,233 Jyske Bank AS
a
378,551
59,660 Novo Nordisk AS 6,948,830
15,269 Royal Unibrew AS 1,302,196
11,100 Scandinavian Tobacco Group AS
b
212,590
16,168 Sydbank AS 496,504
8,311 Topdanmark AS 405,075
Total 17,331,548
Egypt (<0.1%)
52,691 Commercial International Bank
Egypt SAE GDR 96,825
Total 96,825
Finland (0.6%)
24,060 KONE Oyj 1,099,572
19,111 Metsa Board Oyj 170,370
16,223 Nokian Tyres plc 191,881
1,316 Orion Oyj 62,822
24,698 Sampo Oyj 1,067,017
136,063 Stora Enso Oyj 2,104,299
17,500 Tokmanni Group Corporation 230,199
5,572 UPM-Kymmene Oyj 176,575
Total 5,102,735
France (5.4%)
49,337 Air Liquide SA 6,782,940
3,311 Alten SA 448,440
13,510 Cie Generale des Etablissements
Michelin 378,070
38,929 Coface SA 407,695
1,126 Dassault Aviation SA 161,043
24,476 Derichebourg 156,005
9,833 Eiffage SA 922,715
114,020 Engie SA 1,410,689
856 Eramet SA 90,613
2,398 Euroapi SASU
a
40,454
28,092 Eutelsat Communications 213,772
4,598 Gaztransport Et Technigaz SA 634,172
1,132 Hermes International 1,553,035
16,583 Ipsos SA 849,970
106,886 Legrand SA 8,726,280
2,767 LNA Sante 94,738
5,805 LVMH Moet Hennessy Louis Vuitton
SE 4,030,712
6,303 Nexans SA 605,367
4,183 Nexity SA 102,796
43,879 Rexel SA 779,834
8,718 Rubis SCA 213,078
55,171 Sanofi 5,482,514
22,293 SCOR SE 392,300
732 Sopra Group SA 121,974
9,878 SPIE SA 237,219
10,029 Television Francaise 1 SA 69,086
18,971 Thales SA 2,359,218
146,483 TotalEnergies SE 7,481,935
Shares Common Stock (91.2%) Value
France (5.4%) - continued
248 Virbac SA $ 91,600
Total 44,838,264
Germany (5.3%)
337 1&1 AG 5,839
12,956 Aixtron SE 334,948
1,505 Allianz SE 273,316
5,332 Aurubis AG 384,954
49,266 BASF SE 2,195,541
184,758 Bayer AG 10,776,934
27,923 Bayerische Motoren Werke AG 2,281,674
5,941 Bilfinger SE 179,522
949 CANCOM SE 32,442
528 CTS Eventim AG & Company
KGAA
a
29,084
2,929 Dermapharm Holding SE 165,015
131,213 Deutsche Bank AG 1,147,709
44,532 Deutsche Boerse AG 7,773,711
50,340 Deutsche Pfandbriefbank AG
b
465,308
1,832 Duerr AG 45,548
1,724 Eckert & Ziegler Strahlen- und
Medizintechnik AG 76,447
17,539 Evonik Industries AG 374,100
19,610 Evotec SE
a
509,489
2,430 Freenet AG 57,218
4,585 Fuchs Petrolub SE 137,380
1,658 GFT Technologies SE 74,933
4,085 Heidelberger Druckmaschinen AG
a
6,270
4,406 HENSOLDT AG 112,967
9,750 Hugo Boss AG 576,149
31,302 K+S AG 660,038
5,032 Klockner & Company SE 49,316
2,252 Krones AG 196,216
29,251 Merck KGaA 5,571,144
86,696 Porsche Automobil Holding SE 6,275,183
19,253 ProSiebenSat.1 Media AG 164,665
454 PVA TePla AG
a
9,917
5,106 Scout24 SE
b
291,901
2,270 Stroeer SE 99,285
149,514 TAG Immobilien AG
c
1,655,751
9,936 TeamViewer AG
a,b
103,450
4,951 VERBIO Vereinigte BioEnergie AG 307,250
1,260 Volkswagen AG 249,564
Total 43,650,178
Greece (0.1%)
63,184 Eurobank Ergasias Services and
Holdings SA
a
58,203
863 GEK Terna Holding Real Estate
Construction SA
a
8,543
5,567 Hellenic Telecommnications
Organization SA 95,852
3,789 JUMBO SA 58,747
1,451 Motor Oil (Hellas) Diilistiria
Korinthou AE 25,151
5,352 Mytilineos SA 82,778
39,437 National Bank of Greece SA
a
123,548
Total 452,822
Guernsey (<0.1%)
121,765 BMO Commercial Property Trust,
Ltd. 177,901
108,210 UK Commercial Property REIT, Ltd. 101,586
Total 279,487

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Hong Kong (0.6%)
2,006 Bank of East Asia, Ltd. $ 2,549
11,500 Beijing Enterprises Holdings, Ltd. 36,857
94,000 China Merchants Holdings
International Company, Ltd. 151,608
21,500 CK Asset Holdings, Ltd. 152,214
392,500 CK Hutchison Holdings, Ltd. 2,603,562
8,500 CLP Holdings, Ltd. 72,076
196,960 CSPC Pharmaceutical Group, Ltd. 215,662
80,000 Far East Horizon, Ltd. 65,939
48,000 Galaxy Entertainment Group, Ltd. 285,555
53,778 Hang Lung Group, Ltd. 96,996
39,000 Hysan Development Company, Ltd. 119,558
129,000 Kerry Properties, Ltd. 310,263
104,400 Link REIT 874,280
42,000 Luk Fook Holdings International,
Ltd. 102,549
116,000 PCCW, Ltd. 62,084
212,000 United Laboratories International
Holdings 111,839
Total 5,263,591
Hungary (<0.1%)
194 OTP Bank Nyrt 4,005
Total 4,005
India (1.2%)
18,373 Asian Paints, Ltd. 776,164
3,325 Bajaj Finance, Ltd. 304,322
2,050 Bajaj Finserv, Ltd. 391,466
5,628 Britannia Industries, Ltd. 277,611
1,253 Central Depository Services (India),
Ltd. 17,919
46,062 Cipla, Ltd. 569,407
4,063 Coal India, Ltd. 10,854
463 CRISIL, Ltd. 18,335
51,508 Indian Energy Exchange, Ltd.
b
104,278
49,101 Indian Oil Corporation, Ltd. 45,287
61,279 Infosys, Ltd. ADR 1,194,328
18,474 ITC, Ltd. 70,846
11,610 Kotak Mahindra Bank, Ltd. 266,634
2,821 Larsen & Toubro Infotech, Ltd.
b
169,326
5,841 Larsen & Toubro, Ltd. 133,869
1,194 Maruti Suzuki India, Ltd. 132,867
4,910 Mindtree, Ltd. 212,708
515 Page Industries, Ltd. 318,494
3,182 Persistent Systems, Ltd. 146,497
761 Pidilite Industries, Ltd. 23,608
177,208 Power Grid Corporation of India,
Ltd. 479,890
54,953 Reliance Industries, Ltd.
a
1,747,744
1,578 SBI Life Insurance Company, Ltd.
b
25,850
3,630 Schaeffler India, Ltd. 127,568
431 Siemens, Ltd. 14,691
2,150 SRF, Ltd. 66,191
14,514 Tata Consultancy Services, Ltd. 607,103
8,156 Tata Elxsi, Ltd. 899,046
15,243 Tech Mahindra, Ltd. 202,693
536 Thermax, Ltd. 13,954
12,857 Titan Company, Ltd. 382,903
1,711 Trent, Ltd. 27,495
Total 9,779,948
Indonesia (0.2%)
639,200 Astra International Tbk PT 273,001
1,721,200 Bank Central Asia Tbk PT 855,885
Shares Common Stock (91.2%) Value
Indonesia (0.2%) - continued
500,200 Bank Mandiri Persero Tbk PT $ 279,991
92,500 PT Unilever Indonesia Tbk 28,166
8,184 Telekomunikasi Indonesia Persero
Tbk PT ADR 233,244
Total 1,670,287
Ireland (<0.1%)
6,053 Bank of Ireland Group plc 34,670
17,060 C & C Group plc
a
41,233
Total 75,903
Israel (2.2%)
1,363 Airport City, Ltd.
a
26,350
3,088 Alony-Hetz Properties and
Investments, Ltd. 45,064
390,045 Bank Hapoalim, Ltd. 3,635,222
530,393 Bank Leumi Le-Israel BM 5,157,336
129,312 Bezeq Israel Telecommunication
Corporation, Ltd. 221,401
98 Big Shopping Centers, Ltd. 13,054
86 Camtek, Ltd.
a
2,538
31,821 Check Point Software Technologies,
Ltd.
a
3,964,897
1,199 Clal Insurance Enterprises
Holdings, Ltd.
a
23,455
209 Fattal Holdings 1998, Ltd.
a
24,443
5,984 First International Bank of Israel,
Ltd. 253,004
242 Fox-Wizel, Ltd. 30,769
3,038 G City, Ltd. 18,754
6,958 Harel Insurance Investments &
Financial Services, Ltd. 71,146
214 Israel Corporation, Ltd.
a
95,310
275 Melisron, Ltd.
a
20,808
3,943 Mivne Real Estate (KD), Ltd. 13,392
89,169 Mizrahi Tefahot Bank, Ltd. 3,314,952
2,327 Nova, Ltd.
a
247,135
19,176 Phoenix Holdings, Ltd. 204,907
21,394 Plus500, Ltd. 434,203
12,379 Shufersal, Ltd. 80,887
Total 17,899,027
Italy (1.5%)
87,190 A2A SPA 112,379
3,862 Acea SPA 55,770
47,940 Azimut Holding SPA 838,617
67,857 Banca Farmafactoring SPA
b
476,757
8,717 Banca IFIS SPA 117,284
365,243 Enel SPA 1,841,280
78,397 Hera SPA 225,255
58,214 Iren SPA 109,705
150,887 Italgas SPA 863,190
271,859 Leonardo SPA 2,546,384
77,187 Mediobanca SPA 662,008
90,900 Recordati SPA 4,031,334
4,269 Reply SPA 561,997
102,782 Saras SPA
a
130,381
470 Sesa SPA 66,710
Total 12,639,051
Japan (17.8%)
21,300 Advantest Corporation 1,266,860
23,200 Air Water, Inc. 312,339
10,500 Alfresa Holdings Corporation 140,132
27,900 Amada Company, Ltd. 225,201

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Japan (17.8%) - continued
20,000 Arcs Company, Ltd. $ 318,726
200 Ariake Japan Company, Ltd. 7,972
27,600 Asahi Group Holdings, Ltd. 959,551
216,300 Astellas Pharma, Inc. 3,387,559
4,000 BANDAI NAMCO Holdings, Inc. 312,490
1,400 BayCurrent Consulting, Inc. 438,010
5,900 BellSystem24 Holdings, Inc. 68,418
19,100 BIPROGY, Inc. 407,582
2,000 BML, Inc. 59,152
25,700 Chiyoda Company, Ltd. 155,870
62,900 Chugai Pharmaceutical Company,
Ltd. 1,767,038
38,200 Chugoku Electric Power Company,
Inc. 249,609
169,600 Citizen Watch Company, Ltd. 743,528
49,500 Coca-Cola Bottlers Japan, Inc. 564,349
77,200 COMSYS Holdings Corporation 1,550,967
6,200 Cosmo Energy Holdings Company,
Ltd. 188,048
2,000 Daihen Corporation 63,002
27,500 Daiichi Sankyo Company, Ltd. 729,155
18,400 Daikin Industries, Ltd. 3,226,961
1,800 Dexerials Corporation 48,588
3,800 DISCO Corporation 928,453
12,600 Electric Power Development
Company, Ltd. 212,596
284,300 Eneos Holdings, Inc. 1,099,788
6,000 EXEO Group, Inc. 100,535
4,000 Ezaki Glico Company, Ltd. 116,871
4,400 FANUC Corporation 758,827
1,800 Financial Products Group
Company, Ltd. 14,052
200 Fuji Oil Holdings, Inc. 3,413
17,900 Fuji Soft, Inc. 1,089,285
40,400 Fujikura, Ltd. 244,226
20,000 Fujitsu, Ltd. 2,681,247
4,600 Fuyo General Lease Company, Ltd. 283,167
261 Global One Real Estate Investment
Corporation 215,439
5,900 Gree, Inc. 37,619
28,200 Gunma Bank, Ltd. 80,916
600 Gunze, Ltd. 17,485
4,100 H.U. Group Holdings, Inc. 98,256
61,300 H2O Retailing Corporation 461,003
18,900 Hanwa Company, Ltd. 413,358
7,700 Haseko Corporation 93,743
6,700 Hisamitsu Pharmaceutical
Company, Inc. 174,739
3,600 Hitachi Zosen Corporation 22,529
4,300 Hokkaido Electric Power Company,
Inc. 16,517
135,800 Honda Motor Company, Ltd. 3,480,174
2,800 Horiba, Ltd. 138,015
17,500 Hoya Corporation 1,753,354
7,600 Hulic Company, Ltd. 60,953
900 IBJ Leasing Company, Ltd. 22,407
8,400 IHI Corporation 221,489
25,000 Iida Group Holdings Company, Ltd. 409,311
54,500 Inaba Denki Sangyo Company, Ltd. 1,136,339
79 Industrial & Infrastructure Fund
Investment Corporation 109,843
30,500 Isetan Mitsukoshi Holdings, Ltd. 244,184
54,000 ITOCHU Techno-Solutions
Corporation 1,447,185
4,300 Itoham Yonekyu Holdings, Inc. 21,550
4,000 Izumi Company, Ltd. 93,760
Shares Common Stock (91.2%) Value
Japan (17.8%) - continued
96,400 J. Front Retailing Company, Ltd. $ 811,545
1,200 JAFCO Company, Ltd. 16,320
58 Japan Excellent, Inc. 55,177
127,700 Japan Post Holdings Company,
Ltd. 919,419
22 Japan Prime Realty Investment
Corporation 67,181
88,200 Japan Tobacco, Inc. 1,583,685
4,400 JEOL, Ltd. 200,047
57,900 JFE Holdings, Inc. 652,814
22,300 Kamigumi Company, Ltd. 453,457
8,100 Kaneka Corporation 219,470
23,500 Kanematsu Corporation 244,971
33,100 Kansai Electric Power Company,
Inc. 335,592
2,900 Kanto Denka Kogyo Company, Ltd. 19,890
4,271 Kao Corporation 185,765
9,100 Kawasaki Kisen Kaisha, Ltd. 671,031
41,700 KDDI Corporation 1,337,000
97 Kenedix Office Investment
Corporation 521,385
186 Kenedix Retail REIT Corporation 398,741
12,700 Keyence Corporation 5,033,546
65,500 Kinden Corporation 773,312
2,200 Kissei Pharmaceutical Company,
Ltd. 46,643
9,600 Kokuyo Company, Ltd. 128,008
8,200 KOMEDA Holdings Company, Ltd. 140,541
7,900 Konica Minolta Holdings, Inc. 28,020
12,700 Kumiai Chemical Industry
Company, Ltd. 94,997
54,300 Kyoei Steel, Ltd. 602,127
4,000 Kyokuto Kaihatsu Kogyo Company,
Ltd. 43,685
2,500 Lawson, Inc. 88,654
5,200 Lintec Corporation 91,419
22,200 M3, Inc. 773,446
4,000 Macnica Fuji Electronics Holdings,
Inc. 81,644
6,700 Makino Milling Machine Company,
Ltd. 228,102
5,200 Mandom Corporation 63,485
40,500 Marubeni Corporation 376,742
3,100 Maruha Nichiro Corporation 57,849
3,200 Matsuda Sangyo Company, Ltd. 48,749
18,100 Maxell, Ltd. 189,321
16,500 McDonald's Holdings Company
(Japan), Ltd. 619,335
800 Medipal Holdings Corporation 12,070
2,000 MegaChips Corporation 50,105
9,800 Ministop Company, Ltd. 107,527
80,400 Mitsubishi Corporation 2,389,430
228,300 Mitsubishi Electric Corporation 2,409,530
7,200 Mitsubishi Estate Company, Ltd. 106,932
27,700 Mitsubishi Gas Chemical Company,
Inc. 402,637
633,500 Mitsubishi HC Capital, Inc. 3,069,879
8,500 Mitsubishi Logistics Corporation 228,074
4,300 Mitsubishi Research Institute, Inc. 142,060
178,000 Mitsubishi UFJ Financial Group,
Inc. 1,002,940
23,500 Mitsuboshi Belting, Ltd. 570,286
2,700 Mitsui & Company, Ltd. 59,568
7,300 Mitsui O.S.K. Lines, Ltd. 200,173
61 Mori Trust Sogo REIT, Inc. 67,442

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Japan (17.8%) - continued
32,700 Murata Manufacturing Company,
Ltd. $ 1,910,030
4,200 Nachi-Fujikoshi Corporation 117,000
28,800 NEC Networks & System Integration
Corporation 397,535
1,000 Net One Systems Company, Ltd. 23,290
3,600 Nidec Corporation 250,179
7,400 Nikkon Holdings Company, Ltd. 136,088
11,000 Nintendo Company, Ltd. 4,918,907
177 Nippon REIT Investment
Corporation 498,789
4,300 Nippon Shokubai Company, Ltd. 168,307
52,700 Nippon Steel Corporation 784,189
132,200 Nippon Suisan Kaisha, Ltd. 595,169
26,100 Nippon Telegraph and Telephone
Corporation 745,555
8,000 Nippon Television Holdings, Inc. 74,515
4,200 Nippon Yusen Kabushiki Kaisha 329,915
2,400 Nishimatsu Construction Company,
Ltd. 71,887
2,200 Nishi-Nippon Railroad Corporation,
Ltd. 48,551
2,400 Nisshin Oillio Group, Ltd. 58,445
3,900 Nisshinbo Holdings, Inc. 31,065
15,000 Nitori Holdings Company, Ltd. 1,586,979
29,300 Nitto Kogyo Corporation 570,569
4,800 NOK Corporation 43,102
4,900 NS Solutions Corporation 144,183
16,200 NS United Kaiun Kaisha, Ltd. 487,714
8,500 Okamura Corporation 84,830
7,000 Okuma Corporation 275,041
7,400 Ono Pharmaceutical Company, Ltd. 208,080
21,000 Oracle Corporation Japan 1,309,733
171,200 Orient Corporation 174,033
21,300 Oriental Land Company, Ltd. 3,233,954
101,700 ORIX Corporation 1,812,480
1,000 Pan Pacific International Holdings
Company 15,570
2,400 Paramount Bed Holdings
Company, Ltd. 44,491
22,300 Penta-Ocean Construction
Company, Ltd. 122,571
1,200 PHC Holdings Corporation 14,719
17,200 PLENUS Company, Ltd. 257,257
600 Pola Orbis Holdings, Inc. 7,355
12,316 Recruit Holdings Company, Ltd. 460,287
14,200 Renesas Electronics Corporation
a
135,253
277,700 Resona Holdings, Inc. 1,079,211
18,600 Resorttrust, Inc. 305,793
8,900 Ricoh Company, Ltd. 71,583
2,900 Rohto Pharmaceutical Company,
Ltd. 86,924
23,000 Round One Corporation 259,217
14,000 Ryoyo Electro Corporation 235,710
2,700 S Foods, Inc. 62,041
2,700 Saizeriya Company, Ltd. 54,889
35,900 Sangetsu Company, Ltd. 432,505
13,400 Sankyo Company, Ltd. 421,438
7,600 Sankyu, Inc. 252,022
91,700 Santen Pharmaceutical Company,
Ltd. 742,784
7,400 Sato Holdings Corporation 110,764
16,700 Sawai Group Holdings Company,
Ltd. 541,750
9,900 SCREEN Holdings Company, Ltd. 716,456
60,100 Secom Company, Ltd. 4,014,085
Shares Common Stock (91.2%) Value
Japan (17.8%) - continued
3,500 Seino Holdings Company, Ltd. $ 29,031
195 Sekisui House REIT, Inc. 122,145
20,100 Senko Group Holdings Company,
Ltd. 139,132
28,400 Seven & I Holdings Company, Ltd. 1,157,590
100 SHIMAMURA Company, Ltd. 9,589
29,400 Shin-Etsu Chemical Company, Ltd. 3,765,972
6,800 ShinMaywa Industries, Ltd. 54,414
36,300 Shionogi & Company, Ltd. 1,861,881
200 Shochiku Company, Ltd.
a
19,245
113,400 SKY Perfect JSAT Holdings, Inc. 475,105
1,800 SMC Corporation 887,106
19,500 SoftBank Corporation 225,464
72,800 SoftBank Group Corporation 3,058,095
6,800 Sohgo Security Services Company,
Ltd. 190,563
6,700 Sojitz Corporation 101,817
61,600 Sony Group Corporation 5,225,402
2,600 Starts Corporation, Inc. 56,435
179,500 Sumitomo Corporation 2,523,762
37,700 Sumitomo Forestry Company, Ltd. 585,350
8,900 Sumitomo Heavy Industries, Ltd. 203,631
12,800 Sumitomo Mitsui Construction
Company, Ltd. 43,504
99,100 Sumitomo Mitsui Financial Group,
Inc. 3,108,975
79,900 Sumitomo Mitsui Trust Holdings,
Inc. 2,624,656
12,400 Sumitomo Warehouse Company,
Ltd. 195,696
4,700 Taikisha, Ltd. 116,336
4,100 Taisho Pharmaceutical Holdings
Company, Ltd. 163,253
23,200 Taiyo Holdings Company, Ltd. 500,318
166 Takara Leben Real Estate
Investment Corporation 144,507
5,500 Takara Standard Company, Ltd. 55,072
13,000 Takashimaya Company, Ltd. 139,656
150,400 Takeda Pharmaceutical Company,
Ltd. 4,412,767
8,200 Takuma Company, Ltd. 86,754
11,400 Terumo Corporation 389,237
53,400 Toagosei Company, Ltd. 414,599
24,900 Toho Gas Company, Ltd. 599,439
200 Toho Holdings Company, Ltd. 3,063
20,600 Toho Titanium Company, Ltd. 347,168
23,600 Tohoku Electric Power Company,
Inc. 130,663
1,800 Tokai Rika Company, Ltd. 19,810
3,800 Tokyo Century Corporation 134,387
11,600 Tokyo Electron, Ltd. 3,992,645
12,400 Tokyo Seimitsu Company, Ltd. 430,801
20,600 Tokyo Tatemono Company, Ltd. 303,382
11,200 Tokyotokeiba Company, Ltd. 346,928
4,800 Tokyu Construction Company, Ltd. 22,768
91,800 Tokyu Fudosan Holdings
Corporation 497,460
7,500 TOPCON Corporation 106,003
28,900 Toyo Seikan Group Holdings, Ltd. 332,801
1,300 Toyo Suisan Kaisha, Ltd. 55,234
1,500 Toyo Tanso Company, Ltd. 34,140
350,000 Toyota Motor Corporation 5,680,863
2,200 Transcosmos, Inc. 62,420
27,100 Tsubakimoto Chain Company 645,020
2,400 Tsumura & Company 56,311
98,300 TV Asahi Holdings Corporation 1,104,169

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Japan (17.8%) - continued
7,100 ULVAC, Inc. $ 268,110
102 United Urban Investment
Corporation 111,191
2,800 West Holdings Corporation 86,246
7,800 Yellow Hat, Ltd. 102,046
10,700 Yokohama Rubber Company, Ltd. 156,727
13,300 Yuasa Trading Company, Ltd. 361,163
299,400 Z Holdings Corporation 1,058,151
34,900 ZOZO, Inc. 753,899
Total 146,940,359
Jersey (0.2%)
554,948 Man Group plc 1,846,176
90,000 West China Cement, Ltd. 10,546
Total 1,856,722
Kuwait (0.1%)
16,086 Boubyan Bank KSCP
e
43,449
37,203 Gulf Bank KSCP 43,755
17,394 HumanSoft Holding Company
KSCP 187,942
74,204 Kuwait Finance House KSCP 215,528
53,302 Kuwait International Bank KSCP 39,011
36,678 Mobile Telecommunications
Company KSCP 72,665
74,946 National Bank of Kuwait KSC
e
261,729
136,211 National Industries Group Holding 123,036
Total 987,115
Luxembourg (0.6%)
279 Aperam SA 9,096
70,110 ArcelorMittal SA 1,729,883
463,375 B&M European Value Retail SA 2,399,296
57,897 SES SA 436,932
Total 4,575,207
Malaysia (0.2%)
4,000 AEON Credit Service (M) Berhad 12,906
8,500 Alliance Bank Malaysia Berhad 6,652
69,300 Hong Leong Bank Berhad 326,992
5,000 Kuala Lumpur Kepong Berhad 24,627
82,600 Mah Sing Group Berhad 11,053
100,600 Malayan Banking Berhad 200,367
8,100 MISC Berhad 13,136
346,000 PETRONAS Chemicals Group
Berhad 691,186
51,636 Sports Toto BHD 21,589
12,800 Ta Ann Holdings Berhad 11,044
17,600 TIME dotCom Berhad 18,174
Total 1,337,726
Mexico (0.1%)
10,727 America Movil SAB de CV ADR 203,062
23,400 Arca Continental SAB de CV 161,770
11,400 Banco del Bajio SA
b
26,747
10,730 Grupo Financiero Banorte SAB de
CV ADR 61,152
48,900 Grupo Mexico, SAB de CV 193,796
2,476 Grupo Televisa SAB ADR 19,362
49,600 Megacable Holdings SAB de CV 114,405
7,395 Promotora y Operadora de
Infraestructura, SAB de CV 53,507
Shares Common Stock (91.2%) Value
Mexico (0.1%) - continued
5,100 Wal-Mart de Mexico, SAB de CV $ 18,541
Total 852,342
Netherlands (3.8%)
49,223 Aalberts NV 2,109,490
67,297 Airbus SE 7,256,046
820 AMG Advanced Metallurgical
Group NV 23,019
3,912 Arcadis NV 144,648
15,233 ASML Holding NV 8,755,256
31,486 ASR Nederland NV 1,316,029
40,155 BAM Group
a
97,910
35,221 Euronext NV
b
2,869,747
14,319 Ferrari NV 3,040,804
37,519 ForFarmers BV 115,814
11,208 Fugro NV
a
133,401
4,868 Heineken NV 479,918
1,535 Koninklijke DSM NV 245,828
49,083 QIAGEN NV
a
2,459,874
1,115 RHI Magnesita NV 30,738
21,087 Stellantis NV 302,814
45,209 Unilever plc 2,202,624
2,061 Van Lanschot Kempen NV 47,195
Total 31,631,155
New Zealand (0.1%)
87,349 Contact Energy, Ltd. 421,384
80,595 Fletcher Building, Ltd. 262,219
4,043 Spark New Zealand, Ltd. 13,001
Total 696,604
Norway (2.4%)
131,400 Aker Solutions ASA 407,290
23,929 Austevoll Seafood ASA 294,777
5,734 BW LPG, Ltd.
b
47,166
356,120 DNB Bank ASA 7,024,741
54,397 DNO International ASA 78,268
23,685 Elkem ASA
b
97,046
114,538 Equinor ASA 4,410,161
52,524 Europris ASA
b
310,569
28,115 Grieg Seafood ASA 431,713
62,422 Leroy Seafood Group ASA 490,370
40,347 Mowi ASA 931,011
250,443 MPC Container Ships ASA 610,780
147,985 Norsk Hydro ASA 1,002,633
2,460 SalMar ASA 176,207
9,909 Veidekke ASA 102,452
38,708 Wallenius Wilhelmsen ASA 259,487
81,468 Yara International ASA 3,471,953
Total 20,146,624
Philippines (<0.1%)
4,100 International Container Terminal
Services, Inc. 14,444
Total 14,444
Poland (0.1%)
13,357 Asseco Poland SA 208,127
11,687 Bank Millennium SA
a
9,335
12,827 Cyfrowy Polsat SA 55,287
11,490 Jastrzebska Spolka Weglowa SA
a
125,245
14,226 Polski Koncern Naftowy Orlen SA 232,381
Total 630,375

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Portugal (0.4%)
34,912 Altri SGPS SA $ 205,996
238,772 Galp Energia SGPS SA 2,520,368
16,472 Navigator Company SA 67,979
55,226 Redes Energeticas Nacionais
SGPS SA 156,133
434,926 Sonae SGPS SA 494,845
Total 3,445,321
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,d
9
3,228 Lukoil ADR
d
0
3,189 Mechel PJSC ADR
a,d
0
7,840 MMC Norilsk Nickel PJSC ADR
d
1
234 Novatek PJSC GDR
d,f
0
90 PAO Transneft
d
0
723 Polyus PJSC GDR
d
0
174,130 Sberbank of Russia PJSC
a,d
0
9,280 Sovcomflot OAO
a,d
0
404,300 Surgutneftegas PJSC
d
1
35,587 Surgutneftegas PJSC ADR
a,d
4
Total 15
Saudi Arabia (0.4%)
33,983 Al Rajhi Bank
a
818,825
36,176 Alinma Bank 369,077
3,457 Bank Albilad
a
45,787
1,081 Dr. Sulaiman Al Habib Medical
Services Group Company 59,312
2,426 Eastern Province Cement Company 28,401
3,410 Jarir Marketing Company 148,580
857 Mouwasat Medical Services
Company 56,428
41,010 National Commercial Bank 769,830
48,175 Riyad Bank 469,101
18,646 Saudi Arabian Mining Company
a
283,530
8,077 Saudi Arabian Oil Company
b
86,322
2,738 Saudi Basic Industries Corporation 72,949
1,026 Saudi Research and Marketing
Group
a
53,068
5,807 Saudi Telecom Company 156,142
Total 3,417,352
Singapore (0.9%)
1,425 China Yuchai International, Ltd. 12,526
285,400 DBS Group Holdings, Ltd. 6,512,357
282,400 First Resources, Ltd. 282,735
43,000 Fortune Real Estate Investment
Trust 36,719
754 Kenon Holdings, Ltd. 32,640
12,500 Parkway Life REIT 43,362
48,800 Singapore Technologies
Engineering, Ltd. 142,289
66,900 Wing Tai Holdings, Ltd. 81,872
14,800 Yangzijiang Financial Holding, Pte.
Ltd.
a
4,232
24,800 Yangzijiang Shipbuilding Holdings,
Ltd. 16,720
285,700 Yanlord Land Group, Ltd. 213,492
Total 7,378,944
South Africa (0.2%)
27,422 AECI, Ltd. 150,145
1,367 African Rainbow Minerals, Ltd. 19,231
8,006 Barloworld, Ltd. 44,110
62 Capitec Bank Holdings, Ltd. 7,451
Shares Common Stock (91.2%) Value
South Africa (0.2%) - continued
28,830 DataTec, Ltd. $ 76,270
8,076 Exxaro Resources, Ltd. 98,166
43,049 FirstRand, Ltd. 170,292
17,004 Gold Fields, Ltd. ADR 156,437
3,255 Impala Platinum Holdings, Ltd. 36,090
17,509 Investec plc 94,718
14,024 Investec, Ltd. 74,871
1,845 Kumba Iron Ore, Ltd. 54,982
12,444 Massmart Holdings, Ltd.
a
27,828
107,030 Momentum Metropolitan Holdings 94,518
2,978 Motus Holdings, Ltd. 20,051
7,867 MTN Group, Ltd. 66,026
1,458 Naspers, Ltd. 205,996
16,071 Ninety One, Ltd. 39,259
8,018 Sasol, Ltd.
a
168,432
8,731 Sibanye Stillwater, Ltd. 21,448
5,414 Standard Bank Group 52,159
4,762 Super Group, Ltd. 8,039
Total 1,686,519
South Korea (0.8%)
255 Chong Kun Dang Holdings
Corporation 11,750
862 Chong Kun Dang Pharmaceutical
Corporation 59,828
681 DB HiTek Company, Ltd. 23,710
281 Dentium Company, Ltd. 18,543
782 DongKook Pharmaceutical
Company, Ltd. 11,603
3,063 Green Cross Holdings Corporation 48,668
15,225 GS Holdings Corporation 488,029
687 Hanwha Aerospace Company, Ltd. 34,221
1,229 Huons Global Company, Ltd. 22,049
679 Hyundai Department Store
Company, Ltd. 34,877
130 Hyundai Glovis Company, Ltd. 18,246
1,175 Hyundai Green Food Company,
Ltd. 7,002
3,805 Innox Advanced Materials
Company, Ltd. 109,157
1,514 JB Financial Group Corporation,
Ltd. 8,704
7,406 JYP Entertainment Corporation 317,636
2,104 Kakao Corporation 121,498
23,357 Kangwon Land, Inc.
a
466,878
6,029 Kia Corporation 377,460
483 Korea Zinc Company, Ltd. 177,568
443 KT&G Corporation 27,922
6,415 Lotte Shopping Company, Ltd. 471,944
1,508 LS Corporation 68,435
3,706 LX Semicon Company, Ltd. 285,158
1,582 Meritz Financial Group, Inc. 31,955
42,631 Meritz Securities Company, Ltd. 159,115
749 NHN Corporation
a
15,787
865 Osstem Implant Company, Ltd. 73,975
4,453 PharmaResearch Company, Ltd. 249,522
1,093 Samsung Biologics Company,
Ltd.
a,b
728,012
34,585 Samsung Electronics Company,
Ltd. 1,637,087
1,263 SD Biosensor, Inc. 39,293
1,330 SM Entertainment Company, Ltd. 71,044
206 SNT Motiv Company., Ltd. 6,987
2,961 S-Oil Corporation 211,047

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
South Korea (0.8%) - continued
29 Taekwang Industrial Corporation,
Ltd. $ 20,109
11,633 Woori Financial Group, Inc. 106,752
Total 6,561,571
Spain (1.1%)
40,620 Acerinox SA 396,301
980,923 Banco Santander SA 2,454,133
227,624 CaixaBank SA 683,492
48,718 CIA De Distribucion Integral 1,004,227
5,996 Enagas SA 118,352
31,479 Ence Energia y Celulosa SA 104,278
18,297 Faes Farma SA 77,981
38,530 Indra Sistemas SA 352,459
31,373 Industria de Diseno Textil SA 761,952
5,990 Laboratorios Farmaceuticos ROVI,
SA 313,629
4,443 Let's GOWEX SA
a,d,g
0
212,336 Mediaset Espana Comunicacion
SA
a
738,811
74,850 Merlin Properties Socimi SA 802,823
64,100 Sacyr SA 146,594
2,707 Solaria Energia y Medio Ambiente
SA
a
62,417
224,055 Telefonica SA 1,000,109
1,360 Viscofan SA 79,204
Total 9,096,762
Sweden (2.3%)
34,613 AB Industrivarden, Class A 903,124
100,800 AB Industrivarden, Class C 2,600,667
11,986 AddLife AB 206,507
1,922 Addtech AB 32,902
56,418 Arjo AB 309,921
86,680 Assa Abloy AB 2,047,904
43,101 Betsson AB 297,528
8,843 Bilia AB 124,947
17,508 Biotage AB 385,147
6,150 Boliden AB 205,526
14,554 Bravida Holding AB
b
147,393
15,948 Cloetta AB 31,921
47,505 Elekta AB 343,105
142,071 Granges AB
c
1,317,320
127,631 Hexpol AB 1,331,200
1,148 HMS Networks AB 54,724
11,042 Holmen AB 453,737
6,665 Indutrade AB 156,651
12,705 Intrum AB 271,378
45,074 Investor AB, Class B 841,159
21,494 Inwido AB 260,811
3,483 L E Lundbergforetagen AB 165,301
2,015 Lindab International AB 35,269
7,091 Mekonomen Aktiebolag 83,356
3,943 MIPS AB 210,949
15,956 NCC AB 165,706
9,270 New Wave Group AB 142,082
33,828 Saab AB 1,223,682
121,246 SSAB AB, Class A 586,756
338,275 SSAB AB, Class B 1,552,070
55,192 Svenska Cellulosa AB SCA 806,884
8,950 Svolder AB 58,162
139,446 Telia Company AB 515,162
35,758 Trelleborg AB 878,594
Total 18,747,545
Shares Common Stock (91.2%) Value
Switzerland (8.2%)
23,061 Baloise Holding AG $ 3,674,288
356 Comet Holding AG 65,658
13,407 Compagnie Financiere Richemont
SA 1,616,584
5,353 DKSH Holding AG 440,008
1,274 Ferguson plc 160,268
13,387 Galenica AG
b
1,059,855
763,673 Glencore Xstrata plc 4,328,286
3,154 Helvetia Holding AG 360,593
3,981 Huber+Suhner AG 358,461
35 Inficon Holding AG 29,210
64 Lindt & Spruengli AG 707,754
2,621 Mobilezone Holding AG 46,779
120,527 Nestle SA 14,767,848
224,503 Novartis AG 19,291,468
39,462 PSP Swiss Property AG 4,719,347
8,728 Roche Holding AG, Participation
Certificates 2,897,735
15,762 Sika AG 3,894,593
12,472 SoftwareONE Holding AG 169,753
5,239 Sonova Holding AG 1,886,993
6,014 Swiss Life Holding AG 3,185,834
7,413 Swiss Prime Site AG 675,054
6,922 Tecan Group AG 2,458,255
48,240 UBS Group AG 788,257
819 Valiant Holding AG 73,780
925 Vontobel Holding AG 60,843
2,012 Zehnder Group AG 129,912
Total 67,847,416
Taiwan (1.2%)
23,000 BES Engineering Corporation 6,797
215,000 Capital Securities Corporation 82,177
20,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 52,505
3,000 Chicony Power Technology
Company, Ltd. 7,330
120,000 China Development Financial
Holding Corporation 51,947
19,000 China Steel Chemical Corporation 74,247
22,000 CTCI Corporation 32,695
50,000 Far Eastern New Century
Corporation 50,872
67,000 Feng Hsin Iron & Steel Company,
Ltd. 148,370
63,000 First Financial Holding Company,
Ltd. 56,907
70,000 Formosa Plastics Corporation 215,903
104,585 Fubon Financial Holding Company,
Ltd. 196,454
3,000 Fusheng Precision Company, Ltd. 18,492
67,000 Goldsun Building Materials
Company, Ltd. 55,489
6,000 Hotai Motor Company, Ltd. 121,518
6,000 International Games System
Company, Ltd. 71,114
6,000 International Games System
Company, Ltd., Bonus Shares
a,d
67,558
32,000 King Yuan Electronics Company,
Ltd. 42,214
6,000 Lotes Company, Ltd. 140,752
494,000 Nan Ya Plastics Corporation 1,113,286
36,000 Novatek Microelectronics
Corporation 320,716

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
Taiwan (1.2%) - continued
19,000 Radiant Opto-Electronics
Corporation $ 59,464
17,758 Sigurd Microelectronics
Corporation 29,729
25,000 Systex Corporation 61,439
26,000 TaiDoc Technology Corporation 169,603
7,000 Taiwan Cogeneration Corporation 8,718
311,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,344,148
6,000 Tong Yang Industry Company, Ltd. 10,093
58,000 Topco Scientific Company, Ltd. 299,745
9,000 TTY Biopharm Company, Ltd. 21,283
2,000 United Integrated Services
Company, Ltd. 10,254
231,000 United Microelectronics
Corporation 310,755
41,000 Vanguard International
Semiconductor Corporation 98,750
9,000 Voltronic Power Technology
Corporation 442,055
1,000 Yulon Finance Corporation 5,988
Total 9,799,367
Thailand (0.1%)
470,600 AP (Thailand) Public Company, Ltd.
NVDR 125,429
64,800 Com7 Public Company, Ltd. NVDR 54,500
51,900 Energy Absolute Public, Ltd.
Company NVDR
e
115,304
21,700 Kiatnakin Phatra Bank Public
Company, Ltd. NVDR 39,231
245,400 Krung Thai Bank Public Company,
Ltd. NVDR 106,724
2,102,200 Land and Houses Public Company,
Ltd. NVDR 487,653
8,400 PTT Exploration and Production
Public Company, Ltd. NVDR 37,767
27,900 TISCO Financial Group Public
Company, Ltd. 67,414
Total 1,034,022
Turkey (0.1%)
19,134 BIM Birlesik Magazalar AS 98,359
873,600 Dogan Sirketler Grubu Holding AS 189,911
1,216,685 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 210,821
168,163 Haci Omer Sabanci Holding AS 186,498
701,968 Turkiye Is Bankasi AS 205,751
Total 891,340
United Kingdom (10.9%)
6,933 Airtel Africa plc
b
13,402
30,034 AstraZeneca plc 3,950,725
732,145 Auto Trader Group plc
b
5,644,504
49,703 Avacta Group plc
a,c
66,581
79,736 Babcock International Group plc
a
333,466
60,489 Balfour Beatty plc 206,701
837,387 Barclays plc 1,604,075
68,209 Barratt Developments plc 418,238
15,956 Beazley plc 105,679
11,069 Bellway plc 330,788
5,877 Berkeley Group Holdings plc 304,568
448 Big Yellow Group plc 7,771
899,717 BP plc 4,403,468
119,638 British American Tobacco plc 4,687,871
Shares Common Stock (91.2%) Value
United Kingdom (10.9%) - continued
29,920 Britvic plc $ 313,538
29,889 Bunzl plc 1,121,758
32,076 Central Asia Metals plc 97,460
601,374 Centrica plc
a
644,374
475 Chemring Group plc 2,010
1,458 Clarkson plc 61,313
20,548 Compass Group plc 481,574
8,859 Computacenter plc 280,070
19,313 Crest Nicholson Holdings plc 64,935
8,513 Croda International plc 778,517
16,890 Dechra Pharmaceuticals plc 760,098
164,179 Diageo plc 7,777,492
7,170 Diversified Gas & Oil plc 10,801
64,445 Drax Group plc 618,205
176,876 DS Smith plc 630,494
52,744 Evraz plc
d
6
13,030 Fevertree Drinks plc 170,722
54,107 FirstGroup plc 88,368
18,249 Greggs plc 454,987
34,695 Halfords Group plc 72,590
256,101 Halma plc 7,212,567
48,657 Hays plc 75,913
47,785 Howden Joinery Group plc 394,445
957,355 HSBC Holdings plc 5,996,854
66,341 IG Group Holdings plc 643,659
173,058 Imperial Brands plc 3,799,732
70,000 Inchcape plc 716,466
28,728 Indivior plc
a
112,504
79,022 Informa plc
a
574,701
69,924 InterContinental Hotels Group plc 4,144,769
12,231 Intermediate Capital Group plc 228,005
34,317 Lancashire Holdings, Ltd. 186,948
63,748 LondonMetric Property plc 194,392
179,539 Moneysupermarket.com Group plc 446,949
6,474 Morgan Sindall Group plc 160,507
2,936 Next plc 244,428
3,006 OSB Group plc 19,310
133,781 PageGroup plc 744,624
32,490 Pantheon Resources plc
a
46,363
60,028 Paragon Banking Group plc 391,930
40,328 Pennon Group plc 493,635
34,517 QinetiQ Group plc 160,757
8,093 Reach plc 9,525
49,489 Redde Northgate plc 221,183
12,784 Redrow plc 90,391
158,229 RELX plc 4,685,093
5,891 Rightmove plc 46,055
44,145 Rio Tinto plc 2,665,022
23,526 Safestore Holdings plc 327,592
28,511 Serco Group plc 65,595
24,928 Serica Energy plc 115,379
501,351 Shell plc 13,374,252
15,782 Spectris plc 600,281
8,266 Spirax-Sarco Engineering plc 1,206,088
35,315 Spirent Communications plc 121,473
22,318 SSP Group plc
a
69,403
207,424 Standard Chartered plc 1,429,715
1 SThree plc 5
19,915 Tate & Lyle plc 195,095
199,011 Taylor Wimpey plc 309,758
117,622 Tesco plc 377,231
3,307 TORM plc
a
54,044
272,712 Tritax Big Box REIT plc 656,125
710 Vistry Group plc 8,004
19,296 Warehouse REIT plc 35,483

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.2%) Value
United Kingdom (10.9%) - continued
1,907 Whitbread plc $ 60,700
Total 90,220,099
United States (<0.1%)
536 Yum China Holding, Inc. 26,109
Total 26,109
Virgin Islands (brit (<0.1%)
47,553 Sierra Rutile Holdings, Ltd.
a
10,632
Total 10,632
Virgin Islands, British (<0.1%)
2,348 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $759,911,244) 755,221,041
Shares Preferred Stock ( 0.8% )
Germany (0.8%)
5,067 Bayerische Motoren Werke AG 384,711
45,909 Volkswagen AG 6,491,040
Total 6,875,751
Total Preferred Stock
(cost $8,355,976) 6,875,751
Shares
Collateral Held for Securities
Loaned ( 0.2% )
2,024,304 Thrivent Cash Management Trust 2,024,304
Total Collateral Held for
Securities Loaned
(cost $2,024,304) 2,024,304
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
h
214,400
3,250,000 6.000%,  5/16/2024
h
125,063
637,000 6.000%,  11/15/2026
h
24,512
680,000 5.375%,  4/12/2027
h
26,167
70,000 5.500%,  4/12/2037
h
2,800
Total 392,942
Total Long-Term Fixed Income
(cost $3,822,422) 392,942
Shares or
Principal
Amount Short-Term Investments ( 7.1% )
Federal Home Loan Bank Discount
Notes
100,000 1.085%,  8/17/2022
i,j
99,903
2,700,000 1.140%,  8/18/2022
i,j
2,697,227
100,000 1.700%,  9/13/2022
i,j
99,729
500,000 2.220%,  9/23/2022
i,j
498,329
Shares or
Principal
Amount Short-Term Investments (7.1%) Value
Thrivent Core Short-Term Reserve
Fund
5,497,164 2.100% $ 54,971,638
Total Short-Term Investments
(cost $58,301,075) 58,366,826
Total Investments (cost
$832,415,021) 99.4% $822,880,864
Other Assets and Liabilities,
Net 0.6% 4,812,005
Total Net Assets 100.0% $827,692,869
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $15,494,296 or 1.9% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of July 29, 2022:
Securities Lending Transactions
Common Stock $ 1,991,670
Total lending $1,991,670
Gross amount payable upon return of
collateral for securities loaned $2,024,304
Net amounts due to counterparty $32,634
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 36,907,064 1,080,442 35,759,064 67,558
Consumer Discretionary 88,413,308 3,002,485 85,410,823 –
Consumer Staples^ 55,187,476 28,657 55,158,819 0
Energy^ 59,795,892 808,001 58,987,877 14
Financials^ 127,592,066 199,367 127,392,699 0
Health Care 98,814,605 59,847 98,754,758 –
Industrials 112,422,323 367,592 112,054,731 –
Information Technology 78,154,669 7,325,215 70,829,454 –
Materials^ 66,635,044 734,835 65,900,202 7
Real Estate 20,399,453 – 20,399,453 –
Utilities 10,899,141 343,141 10,556,000 –
Preferred Stock
Consumer Discretionary 6,875,751 – 6,875,751 –
Long-Term Fixed Income
Energy 392,942 – 392,942 –
Short-Term Investments 3,395,188 – 3,395,188 –
Subtotal Investments in Securities $765,884,922 $13,949,582 $751,867,761 $67,579
Other Investments  * Total
Affiliated Short-Term Investments 54,971,638
Collateral Held for Securities Loaned 2,024,304
Subtotal Other Investments $56,995,942
Total Investments at Value $822,880,864
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,537,188 1,537,188 – –
Total Asset Derivatives $1,537,188 $1,537,188 $– $–
Liability Derivatives
Futures Contracts 86,289 86,289 – –
Total Liability Derivatives $86,289 $86,289 $– $–

International Allocation Fund
Schedule of Investments as of July 29,2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ASX
-
Australian Securities Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
SFE
-
Sydney Futures Exchange
SGX
-
Singapore Stock Exchange
The following table presents International Allocation Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling
$3,913,866 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 8 September 2022 $ 286,338 $ 18,395
FTSE 100 Index 1 September 2022 87,307 2,817
ICE mini MSCI EAFE Index 703 September 2022 67,104,745 1,511,570
ICE US mini MSCI Emerging Markets Index 59 September 2022 3,031,864 (86,289)
SFE S&P ASX Share Price Index 200 1 September 2022 115,704 4,123
SGX MSCI Singapore Index 1 August 2022 20,996 283
Total Futures Long Contracts $ 70,646,954 $ 1,450,899
Total Futures Contracts $ 70,646,954 $1,450,899
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $53,509 $145,724 $144,261 $54,972 5,497 6.6%
Total Affiliated Short-Term Investments 53,509 54,972 6.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,248 108,899 120,123 2,024 2,024 0.2
Total Collateral Held for Securities Loaned 13,248 2,024 0.2
Total Value $66,757 $56,996
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $– $312
Total Income/Non Income Cash from Affiliated Investments $312
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 4 106
Total Affiliated Income from Securities Loaned, Net $106
Total $– $– $4

Large Cap Growth Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .5% ) Value
Communications Services (13.5%)
1,373,531 Alphabet, Inc., Class C
a
$ 160,208,656
210,459 Live Nation Entertainment, Inc.
a
19,781,042
274,021 Meta Platforms, Inc.
a
43,596,741
723,012 Twitter, Inc.
a
30,084,529
Total 253,670,968
Consumer Discretionary (19.8%)
1,270,220 Amazon.com, Inc.
a
171,416,189
198,604 Aptiv plc
a
20,831,573
18,760 Chipotle Mexican Grill, Inc.
a
29,344,767
352,587 NIKE, Inc. 40,519,298
122,395 Tesla, Inc.
a
109,109,023
Total 371,220,850
Consumer Staples (2.9%)
249,187 BJ's Wholesale Club Holdings,
Inc.
a
16,869,960
287,554 Walmart, Inc. 37,971,506
Total 54,841,466
Financials (7.5%)
194,905 American Express Company 30,019,268
649,981 Charles Schwab Corporation 44,881,188
210,611 Raymond James Financial, Inc. 20,738,865
118,905 S&P Global, Inc. 44,818,862
Total 140,458,183
Health Care (13.2%)
84,854 Amgen, Inc. 20,998,819
130,945 Danaher Corporation 38,166,539
202,276 Edwards Lifesciences Corporation
a
20,336,829
34,895 Elevance Health, Inc. 16,648,405
128,453 Intuitive Surgical, Inc.
a
29,566,027
79,113 Laboratory Corporation of America
Holdings 20,742,637
187,373 Novo Nordisk AS ADR 21,746,510
31,158 Regeneron Pharmaceuticals, Inc.
a
18,124,297
44,889 Thermo Fisher Scientific, Inc. 26,862,027
187,840 Zoetis, Inc. 34,290,192
Total 247,482,282
Industrials (5.6%)
102,193 Norfolk Southern Corporation 25,667,816
48,339 Northrop Grumman Corporation 23,149,547
81,451 Parker-Hannifin Corporation 23,546,669
1,444,204 Uber Technologies, Inc.
a
33,866,584
Total 106,230,616
Information Technology (33.8%)
887,107 Apple, Inc. 144,163,759
592,875 Block, Inc.
a
45,094,073
657,718 Microsoft Corporation 184,647,751
460,803 NVIDIA Corporation 83,695,649
446,566 PayPal Holdings, Inc.
a
38,641,356
307,765 QUALCOMM, Inc. 44,644,391
268,522 Salesforce, Inc.
a
49,413,418
97,923 ServiceNow, Inc.
a
43,738,287
Total 634,038,684
Shares Common Stock (97.5%) Value
Materials (1.2%)
94,705 Sherwin-Williams Company $ 22,912,928
Total 22,912,928
Total Common Stock
(cost $1,355,130,008) 1,830,855,977
Shares Short-Term Investments ( 2 .7% ) Value
Thrivent Core Short-Term Reserve
Fund
5,015,635 2.100% 50,156,353
Total Short-Term Investments
(cost $50,137,064) 50,156,353
Total Investments (cost
$1,405,267,072) 100.2% $ 1,881,012,330
Other Assets and Liabilities, Net
(0.2%) (3,166,046)
Total Net Assets 100.0% $ 1,877,846,284
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 253,670,968 253,670,968 – –
Consumer Discretionary 371,220,850 371,220,850 – –
Consumer Staples 54,841,466 54,841,466 – –
Financials 140,458,183 140,458,183 – –
Health Care 247,482,282 247,482,282 – –
Industrials 106,230,616 106,230,616 – –
Information Technology 634,038,684 634,038,684 – –
Materials 22,912,928 22,912,928 – –
Subtotal Investments in Securities $ 1,830,855,977 $ 1,830,855,977 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 50,156,353
Subtotal Other Investments $ 50,156,353
Total Investments at Value $ 1,881,012,330
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $ 81,729 $ 147,702 $ 179,275 $ 50,156 5,016 2.7%
Total Affiliated Short-Term Investments 81,729 50,156 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   27,875 112,076 139,951 – – –
Total Collateral Held for Securities Loaned 27,875 – –
Total Value $ 109,604 $ 50,156
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $ – $265
Total Income/Non Income Cash from Affiliated Investments $265
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 17
Total Affiliated Income from Securities Loaned, Net $17
Total $– $– $ 3

Large Cap Value Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (5.4%)
207,820 Alphabet, Inc., Class C
a
$ 24,240,125
713,238 Comcast Corporation 26,760,690
731,376 Verizon Communications, Inc. 33,782,257
984,625 Warner Bros. Discovery, Inc.
a
14,769,375
Total 99,552,447
Consumer Discretionary (6.5%)
89,083 Aptiv plc
a
9,343,916
9,147 Booking Holdings, Inc.
a
17,705,756
251,560 D.R. Horton, Inc. 19,629,227
1,020,261 Ford Motor Company 14,987,634
202,924 Lowe's Companies, Inc. 38,866,034
236,479 Sony Group Corporation ADR 20,192,942
Total 120,725,509
Consumer Staples (7.0%)
1,371,239 Haleon plc ADR
a
9,639,810
238,762 Lamb Weston Holdings, Inc. 19,019,781
429,644 Philip Morris International, Inc. 41,739,915
220,735 Sysco Corporation 18,740,401
314,516 Walmart, Inc. 41,531,838
Total 130,671,745
Energy (8.2%)
551,085 BP plc ADR 16,190,877
330,081 ConocoPhillips 32,159,792
393,516 Devon Energy Corporation 24,732,481
984,693 Enterprise Products Partners, LP 26,320,844
293,698 Halliburton Company 8,605,351
191,647 Marathon Petroleum Corporation 17,566,364
113,234 Pioneer Natural Resources
Company 26,830,796
Total 152,406,505
Financials (19.0%)
1,125,938 Bank of America Corporation 38,067,964
122,776 Capital One Financial Corporation 13,484,488
225,463 Charles Schwab Corporation 15,568,220
159,705 Chubb, Ltd. 30,126,751
225,382 Comerica, Inc. 17,527,958
109,096 Discover Financial Services 11,018,696
614,578 Equitable Holdings, Inc. 17,472,452
294,364 J.P. Morgan Chase & Company 33,957,831
122,423 M&T Bank Corporation 21,723,961
73,428 Marsh & McLennan Companies,
Inc. 12,039,255
373,609 Morgan Stanley 31,495,239
178,638 Raymond James Financial, Inc. 17,590,484
242,143 State Street Corporation 17,201,839
460,057 Truist Financial Corporation 23,219,077
805,125 Wells Fargo & Company 35,320,834
41,969 Zurich Insurance Group AG 18,320,659
Total 354,135,708
Health Care (16.9%)
64,122 AbbVie, Inc. 9,202,148
334,024 AstraZeneca plc ADR 22,122,410
267,595 Baxter International, Inc. 15,697,123
70,282 Biogen, Inc.
a
15,114,847
210,321 Centene Corporation
a
19,553,543
99,373 Cigna Holding Company 27,363,349
156,633 CVS Health Corporation 14,986,646
68,106 Elevance Health, Inc. 32,493,373
185,496 Gilead Sciences, Inc. 11,083,386
Shares Common Stock (98.3%) Value
Health Care (16.9%) - continued
518,872 GlaxoSmithKline plc ADR $ 21,880,832
95,979 HCA Healthcare, Inc. 20,387,859
237,535 Johnson & Johnson 41,454,608
70,726 Laboratory Corporation of America
Holdings 18,543,650
340,633 Merck & Company, Inc. 30,432,152
136,908 Zimmer Biomet Holdings, Inc. 15,113,274
Total 315,429,200
Industrials (12.1%)
62,462 Carlisle Companies, Inc. 18,494,998
1,337,969 CNH Industrial NV 17,286,560
114,406 Crane Holdings, Company 11,318,186
480,842 CSX Corporation 15,545,622
531,025 Delta Air Lines, Inc.
a
16,886,595
270,788 Emerson Electric Company 24,389,875
92,094 General Dynamics Corporation 20,874,947
309,969 Johnson Controls International plc 16,710,429
77,052 L3Harris Technologies, Inc. 18,490,168
64,656 Parker-Hannifin Corporation 18,691,403
175,993 United Parcel Service, Inc. 34,299,276
38,981 United Rentals, Inc.
a
12,577,999
Total 225,566,058
Information Technology (11.0%)
918,710 Cisco Systems, Inc. 41,681,873
269,107 Fidelity National Information
Services, Inc. 27,491,971
149,981 Microsoft Corporation 42,105,666
154,403 PayPal Holdings, Inc.
a
13,360,491
222,713 QUALCOMM, Inc. 32,306,748
552,691 Samsung Electronics Company,
Ltd. 26,161,717
118,010 Texas Instruments, Inc. 21,110,809
Total 204,219,275
Materials (4.1%)
543,279 Axalta Coating Systems, Ltd.
a
13,701,496
233,233 CF Industries Holdings, Inc. 22,271,419
123,114 Eastman Chemical Company 11,810,326
118,498 LyondellBasell Industries NV 10,560,542
134,765 Nucor Corporation 18,301,087
Total 76,644,870
Real Estate (3.6%)
103,194 American Campus Communities,
Inc. 6,740,632
50,736 AvalonBay Communities, Inc. 10,854,460
130,578 CBRE Group, Inc.
a
11,180,088
699,528 Healthcare Realty Trust, Inc. 18,362,610
1,116,322 Host Hotels & Resorts, Inc. 19,881,695
Total 67,019,485
Utilities (4.5%)
280,554 Constellation Energy Corporation 18,544,619
197,613 Duke Energy Corporation 21,723,597
196,643 Entergy Corporation 22,639,509
463,397 Exelon Corporation 21,543,327
Total 84,451,052
Total Common Stock
(cost $1,359,985,938) 1,830,821,854

Large Cap Value Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
2,969,468 2.100% $ 29,694,682
Total Short-Term Investments
(cost $29,671,854) 29,694,682
Total Investments (cost
$1,389,657,792) 99.9% $1,860,516,536
Other Assets and Liabilities, Net
0.1% 2,547,744
Total Net Assets 100.0% $1,863,064,280
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 99,552,447 99,552,447 – –
Consumer Discretionary 120,725,509 120,725,509 – –
Consumer Staples 130,671,745 130,671,745 – –
Energy 152,406,505 152,406,505 – –
Financials 354,135,708 335,815,049 18,320,659 –
Health Care 315,429,200 315,429,200 – –
Industrials 225,566,058 225,566,058 – –
Information Technology 204,219,275 178,057,558 26,161,717 –
Materials 76,644,870 76,644,870 – –
Real Estate 67,019,485 67,019,485 – –
Utilities 84,451,052 84,451,052 – –
Subtotal Investments in Securities $1,830,821,854 $1,786,339,478 $44,482,376 $–
Other Investments  * Total
Affiliated Short-Term Investments 29,694,682
Subtotal Other Investments $29,694,682
Total Investments at Value $1,860,516,536
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $41,658 $171,124 $ 183,087 $29,695 2,969 1.6%
Total Affiliated Short-Term Investments 41,658 29,695 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   15,389 112,402 127,791 – – –
Total Collateral Held for Securities Loaned 15,389 – –
Total Value $57,047 $29,695
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $– $190
Total Income/Non Income Cash from Affiliated Investments $190
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 5 27
Total Affiliated Income from Securities Loaned, Net $27
Total $– $– $5

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.4% ) Value
Asset-Backed Securities (13.7%)
510 Asset Backed Trust
$ 5,182,670
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 4,838,167
4,307,531
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
4,055,118
Ares XL CLO, Ltd.
9,000,000
3.912%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
8,642,385
Arkansas Student Loan Auth.
2,948,193
2.453%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
2,937,113
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
9,649,752
BHG Securitization Trust
4,841,535
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
4,587,982
Cascade Funding Mortgage Trust,
LLC
2,394,718
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
2,361,411
2,057,339
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
2,014,863
Colony American Finance, Ltd.
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,287,756
Commonbond Student Loan Trust
254,461
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
250,945
834,247
2.759%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
821,713
CoreVest American Finance Trust
519,378
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
518,154
Dewolf Park CLO, Ltd.
5,500,000
3.962%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
a,c
5,277,035
Education Funding Trust
1,960,849
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,868,958
Flatiron CLO, Ltd.
4,000,000
2.861%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,839,052
Galaxy XXIII CLO, Ltd.
6,000,000
4.133%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,761,926
Genesis Sales Finance Master
Trust
4,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
4,425,444
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,522,968
Goldentree Loan Management,
Ltd.
6,000,000
4.110%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
a,c
5,771,142
Principal
Amount Long-Term Fixed Income (97.4%) Value
Asset-Backed Securities (13.7%) - continued
GoldenTree Loan Opportunities,
Ltd.
$ 3,000,000
4.106%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
$ 2,909,295
Lendingpoint Asset Securitization
Trust
1,114,412
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
1,105,036
1,931,628
1.110%,  2/15/2029, Ser.
2021-B, Class A
a
1,896,154
Longfellow Place CLO, Ltd.
9,000,000
4.262%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
8,741,790
Madison Park Funding XI, Ltd.
3,750,000
4.233%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
3,631,282
Madison Park Funding XXV, Ltd.
7,000,000
4.433%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
6,770,085
Mercury Financial Credit Card
Master Trust
4,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
3,806,720
Mission Lane Credit Card Master
Trust
4,500,000
1.590%,  9/15/2026, Ser.
2021-A, Class A
a
4,345,066
National Collegiate Trust
808,301
2.554%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
782,508
Navient Student Loan Trust
2,475,208
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,450,193
626,140
2.859%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
625,341
New Hampshire Higher Education
Loan Corporation
3,387,398
3.459%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
3,309,865
OCP CLO
4,000,000
4.062%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
3,852,636
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,166,441
OSD CLO 2021-23, Ltd.
6,000,000
4.260%,  (LIBOR 3M +
1.520%), 4/17/2031, Ser.
2021-23A, Class B
a,c
5,674,836
OZLM VIII, Ltd.
4,000,000
4.390%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
3,805,336
Progress Residential Trust
3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,865,696

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Asset-Backed Securities (13.7%) - continued
ROC Securities Trust Series
$ 4,200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
$ 3,840,685
SLM Student Loan Trust
2,247,377
2.659%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,166,072
Sound Point CLO XIV, Ltd.
5,500,000
4.283%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
5,317,257
9,250,000
4.833%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
8,907,167
Sound Point CLO XV, Ltd.
9,000,000
4.283%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
8,631,963
Stratus CLO 2020-1, Ltd.
6,000,000
4.110%,  (LIBOR 3M +
1.400%), 12/29/2029, Ser.
2021-1A, Class B
a,c
5,710,212
TRK Trust
6,453,767
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
5,911,058
Upstart Securitization Trust
266,344
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
265,419
688,361
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
681,076
2,183,189
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
2,131,859
4,250,260
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
4,126,361
VCAT Asset Securitization, LLC
2,575,519
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
2,479,273
Wind River CLO, Ltd.
5,000,000
4.310%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
4,828,195
Total 196,166,761
Basic Materials (1.5%)
Anglo American Capital plc
2,087,000 4.875%,  5/14/2025
a
2,105,435
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,018,456
Ecolab, Inc.
1,500,000 1.650%,  2/1/2027 1,406,954
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 764,170
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,719,425
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,493,604
2,000,000 4.625%,  4/29/2024
a
2,005,949
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,023,579
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,259,946
Principal
Amount Long-Term Fixed Income (97.4%) Value
Basic Materials (1.5%) - continued
Mosaic Company
$ 750,000 3.250%,  11/15/2022 $ 750,008
Nucor Corporation
950,000 2.000%,  6/1/2025 912,369
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 887,146
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,388,883
Total 21,735,924
Capital Goods (1.6%)
Boeing Company
1,925,000 1.950%,  2/1/2024 1,872,197
3,250,000 4.875%,  5/1/2025 3,298,301
2,500,000 2.196%,  2/4/2026 2,327,875
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,156,425
Howmet Aerospace, Inc.
2,450,000 6.875%,  5/1/2025 2,578,625
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 791,218
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 3,043,136
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,266,988
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,225,473
1,750,000 0.875%,  11/15/2025 1,594,156
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 727,763
825,000 1.000%,  9/15/2025 755,622
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,000,424
Total 23,638,203
Collateralized Mortgage Obligations (17.1%)
Affirm Asset Securitization Trust
5,500,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
5,443,776
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
8,526,078
2,602,559
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
2,549,677
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
3,895,240
Angel Oak Mortgage Trust
6,321,071
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
5,838,526
Banc of America Funding Trust
325,112
2.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
323,028
585,645
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 565,987
Bear Stearns Adjustable Rate
Mortgage Trust
92,825
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
90,514
Bellemeade Re, Ltd.
2,386,193
3.264%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
2,373,418

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
BRAVO Residential Funding Trust
$ 5,632,102
2.264%,  (SOFR30A +
0.750%), 8/25/2022, Ser.
2021-HE2, Class A1
a,c
$ 5,571,049
Business Jet Securities, LLC
1,906,221
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
1,771,413
Cascade Funding Mortgage Trust
4,372,367
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
4,191,411
2,657,825
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
2,521,637
1,343,962
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,321,186
Chase Mortgage Finance Trust
Series
1,406,117
2.874%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,319,639
CHNGE Mortgage Trust
5,189,081
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
4,884,153
6,678,736
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
6,349,107
CIM Trust
3,696,250
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
3,521,993
Citigroup Mortgage Loan Trust,
Inc.
739,346
2.752%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
701,103
COLT Mortgage Loan Trust
6,342,544
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
5,673,672
Countrywide Alternative Loan Trust
108,654
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 81,500
112,721
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 96,686
Credit Suisse Mortgage Capital
Certificates
5,584,778
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
4,944,014
Credit Suisse Mortgage Trust
7,000,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
a,c
6,632,202
3,612,106
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
3,480,748
Deephaven Residential Mortgage
Trust
6,536,833
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
6,119,167
6,112,281
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
5,470,222
Flagstar Mortgage Trust
2,924,025
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,702,025
Foundation Finance Trust
2,302,001
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
2,123,528
FWD Securitization Trust
1,095,116
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
1,067,110
Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
GCAT Trust
$ 5,204,883
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
$ 4,758,731
GCT Commercial Mortgage Trust
2,500,000
3.249%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
2,404,428
GMAC Mortgage Corporation
Loan Trust
20,723
2.759%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
10,599
GS Mortgage-Backed Securities
Trust
544,711
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
509,901
GSAA Home Equity Trust
583,437
4.209%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
614,970
920,881
4.523%,  8/25/2034, Ser.
2004-10, Class M2
b
868,835
Homeward Opportunities Fund
Trust
4,022,295
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
3,994,061
J.P. Morgan Alternative Loan Trust
325,705
3.161%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
320,131
J.P. Morgan Mortgage Trust
173,434
2.904%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
141,049
Legacy Mortgage Asset Trust
1,159,464
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
1,133,558
LHOME Mortgage Trust
4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
3,891,540
4,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,831,834
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,739,647
Mello Warehouse Securitization
Trust
5,000,000
2.524%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
4,847,460
MFRA Trust
5,870,210
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
5,674,502
Mortgage Equity Conversion Asset
Trust
758,579
3.600%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
719,142
774,130
3.540%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
713,170
New York Mortgage Trust
4,500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,256,917
2,113,310
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
2,047,705

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
Oak Street Investment
$ 2,524,431
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
$ 2,322,460
Oaktown Re, Ltd.
3,227,935
3.164%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
3,216,312
Onslow Bay Financial, LLC
6,500,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
6,125,476
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,405,927
Palmer Square Loan Funding, Ltd.
10,000,000
2.728%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
9,595,530
6,000,000
4.110%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
5,759,712
Preston Ridge Partners Mortgage
Trust, LLC
2,672,927
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,560,005
2,947,888
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,804,067
Pretium Mortgage Credit Partners,
LLC
2,648,326
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
2,609,544
4,524,958
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
4,082,178
1,779,085
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,685,024
Silver Hill Trust
2,216,030
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
2,134,045
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
2,426,505
Terwin Mortgage Trust
1,439,840
3.759%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,414,091
Toorak Mortgage Corporation, Ltd.
6,673,568
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
6,281,054
483,008
3.721%,  9/25/2022, Ser.
2019-2, Class A1 478,993
5,010,547
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
4,984,971
4,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
4,217,699
Towd Point Asset Trust 2021-SL1
3,608,240
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
3,363,099
Tricon Residential Trust
4,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
4,347,139
TVC Mortgage Trust
2,763,629
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,750,929
Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (17.1%) -
continued
Vericrest Opportunity Loan
Transferee
$ 3,554,445
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
$ 3,359,849
3,533,952
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,334,940
2,858,977
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
2,716,977
2,856,228
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
2,700,892
4,920,031
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
4,553,083
Verus Securitization Trust
2,150,824
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,927,103
Visio 2020-1R Trust
773,966
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
746,480
Wachovia Mortgage Loan Trust,
LLC
23,337
2.548%,  5/20/2036, Ser.
2006-A, Class 2A1
c
22,726
Total 244,554,799
Commercial Mortgage-Backed Securities (0.9%)
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,485,473
GS Mortgage Securities Trust
8,490,000
3.600%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
8,088,579
Total 13,574,052
Communications Services (3.2%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,487,229
1,500,000 4.400%,  2/15/2026 1,509,120
1,000,000 1.450%,  9/15/2026 894,237
Bell Canada
3,750,000 0.750%,  3/17/2024 3,589,088
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
2,006,862
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,138,851
3,380,000 4.908%,  7/23/2025 3,425,332
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
506,575
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 988,446
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,046,826
Fox Corporation
1,060,000 3.050%,  4/7/2025 1,036,081
Magallanes, Inc.
1,300,000 3.428%,  3/15/2024
a
1,279,824
3,600,000 3.638%,  3/15/2025
a
3,524,370
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,337,225
2,000,000 1.450%,  5/5/2026
a
1,826,680

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Communications Services (3.2%) - continued
Netflix, Inc.
$ 3,530,000 5.875%,  2/15/2025 $ 3,653,578
NTT Finance Corporation
1,400,000 4.142%,  7/26/2024
a
1,414,149
Paramount Global
710,000 4.750%,  5/15/2025 721,220
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,718,625
1,500,000 7.625%,  2/15/2025 1,601,025
T-Mobile USA, Inc.
3,000,000 3.500%,  4/15/2025 2,965,004
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,399,136
Walt Disney Company
1,335,000 1.750%,  1/13/2026 1,269,220
Total 45,338,703
Consumer Cyclical (5.0%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023
e
496,156
American Honda Finance
Corporation
2,000,000 0.550%,  7/12/2024 1,896,925
1,070,000 1.200%,  7/8/2025 1,005,516
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 900,490
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,113,070
1,000,000
2.175%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,001,860
2,000,000 0.750%,  3/1/2024
a
1,913,194
Daimler Trucks Finance North
America, LLC
4,000,000 1.625%,  12/13/2024
a
3,782,968
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
5,030,697
Ford Motor Credit Company, LLC
2,160,000 3.370%,  11/17/2023 2,115,991
2,750,000 3.810%,  1/9/2024 2,715,715
1,000,000 2.300%,  2/10/2025 937,224
1,400,000 3.375%,  11/13/2025 1,335,894
General Motors Company
1,500,000 6.125%,  10/1/2025 1,576,869
General Motors Financial
Company, Inc.
2,750,000 1.050%,  3/8/2024 2,621,564
2,100,000 3.950%,  4/13/2024 2,095,596
1,580,000 2.900%,  2/26/2025 1,534,717
1,075,000 2.750%,  6/20/2025 1,027,862
2,000,000 2.350%,  2/26/2027
e
1,803,264
Home Depot, Inc.
2,000,000 2.875%,  4/15/2027 1,981,246
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,523,361
1,000,000 1.000%,  9/17/2024
a
933,227
1,360,000 1.800%,  10/15/2025
a
1,246,816
1,250,000 1.650%,  9/17/2026
a
1,117,258
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,129,470
Kohl's Corporation
3,164,000 9.500%,  5/15/2025 3,291,014
Principal
Amount Long-Term Fixed Income (97.4%) Value
Consumer Cyclical (5.0%) - continued
Lennar Corporation
$ 1,260,000 4.875%,  12/15/2023 $ 1,271,764
700,000 5.875%,  11/15/2024 721,691
1,400,000 4.750%,  5/30/2025 1,411,488
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,288,155
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,348,174
2,500,000 5.750%,  5/1/2025 2,608,207
800,000 3.750%,  10/1/2025 791,813
Nissan Motor Company, Ltd.
3,650,000 3.043%,  9/15/2023
a
3,597,418
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,315,295
Take-Two Interactive Software, Inc.
1,000,000 3.300%,  3/28/2024 994,067
Toll Brothers Finance Corporation
2,300,000 4.375%,  4/15/2023 2,297,338
Toyota Motor Credit Corporation
1,125,000 0.800%,  10/16/2025 1,037,539
Volkswagen Group of America
Finance, LLC
1,500,000 0.750%,  11/23/2022
a
1,485,375
2,000,000 4.250%,  11/13/2023
a
2,009,155
Total 71,305,443
Consumer Non-Cyclical (4.9%)
AbbVie, Inc.
2,000,000 3.850%,  6/15/2024 2,007,986
2,080,000 3.600%,  5/14/2025 2,080,351
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,591,585
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,622,906
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,192,636
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,771,757
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,711,906
Boston Scientific Corporation
919,000 3.450%,  3/1/2024 920,355
Bunge, Ltd. Finance Corporation
3,650,000 1.630%,  8/17/2025 3,415,069
Cargill, Inc.
2,500,000 3.500%,  4/22/2025
a
2,497,369
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,947,539
1,800,000 4.625%,  12/15/2029 1,775,250
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
1,991,040
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a
2,138,836
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,760,542
CVS Health Corporation
241,000 4.100%,  3/25/2025 244,398
Diageo Capital plc
800,000 1.375%,  9/29/2025 753,013
Gilead Sciences, Inc.
1,219,000 0.750%,  9/29/2023 1,184,181

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Consumer Non-Cyclical (4.9%) - continued
GSK Consumer Healthcare Capital
UK plc
$ 1,250,000 3.125%,  3/24/2025
a
$ 1,233,393
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027
a
1,866,531
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,840,998
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,691,747
JBS Finance Luxembourg SARL
2,100,000 2.500%,  1/15/2027
a
1,866,617
Keurig Dr. Pepper, Inc.
3,000,000 0.750%,  3/15/2024 2,870,436
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,389,290
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,319,138
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,819,243
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a
1,876,402
Newell Brands, Inc.
4,000,000 4.875%,  6/1/2025 4,040,000
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,484,062
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,514,967
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,992,888
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026
a
2,272,248
Total 70,684,679
Energy (5.1%)
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,510,851
Cenovus Energy, Inc.
4,400,000 5.375%,  7/15/2025 4,568,475
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,753,031
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,875,340
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,102,310
2,000,000 3.800%,  6/1/2024 1,977,455
1,500,000 2.268%,  11/15/2026
a
1,355,664
Coterra Energy, Inc.
3,500,000 4.375%,  6/1/2024
a
3,500,539
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024 3,218,763
1,350,000 5.850%,  12/15/2025 1,411,885
Energy Transfer, LP
3,285,000 4.200%,  9/15/2023 3,286,472
1,500,000 5.875%,  1/15/2024 1,532,394
1,050,000 2.900%,  5/15/2025 1,008,753
EQT Corporation
1,000,000 6.625%,  2/1/2025 1,041,220
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,064,271
Principal
Amount Long-Term Fixed Income (97.4%) Value
Energy (5.1%) - continued
Hess Corporation
$ 3,301,000 3.500%,  7/15/2024 $ 3,266,227
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 3,059,134
MPLX, LP
500,000 3.500%,  12/1/2022 499,577
1,500,000 4.875%,  6/1/2025 1,530,428
1,300,000 1.750%,  3/1/2026 1,195,335
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,312,825
1,630,000 5.500%,  1/15/2026 1,666,598
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,565,625
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,279,268
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 975,212
Petroleos Mexicanos
510,000 2.378%,  4/15/2025 503,084
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,316,045
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 1,994,243
1,625,000 4.650%,  10/15/2025 1,627,623
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,265,526
Schlumberger Finance Canada,
Ltd.
275,000 1.400%,  9/17/2025 259,618
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,501,993
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a
2,262,956
Targa Resources Partners, LP
3,250,000 6.875%,  1/15/2029 3,353,870
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 724,480
Valero Energy Corporation
795,000 2.850%,  4/15/2025 772,968
Western Midstream Operating, LP
2,500,000 3.600%,  2/1/2025
b
2,450,050
Total 72,590,108
Financials (28.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,000,000 3.300%,  1/23/2023 996,008
1,625,000 3.150%,  2/15/2024 1,579,404
2,500,000 1.650%,  10/29/2024 2,322,572
2,000,000 6.500%,  7/15/2025 2,068,133
1,800,000 1.750%,  1/30/2026 1,599,385
750,000 2.450%,  10/29/2026 667,201
Air Lease Corporation
1,000,000 0.700%,  2/15/2024 947,872
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,485,287
3,400,000 5.250%,  8/11/2025
a
3,327,589
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,546,282

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (28.1%) - continued
Ally Financial, Inc.
$ 4,750,000 5.750%,  11/20/2025 $ 4,810,421
American Express Company
2,850,000 2.250%,  3/4/2025 2,760,230
2,750,000 3.950%,  8/1/2025
f
2,769,503
American International Group, Inc.
1,200,000 2.500%,  6/30/2025 1,155,607
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,350,194
2,000,000 3.875%,  1/15/2026 1,882,475
1,200,000 2.150%,  7/15/2026 1,037,593
Athene Global Funding
1,400,000 1.200%,  10/13/2023
a
1,353,415
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
1,993,544
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
1,835,621
2,500,000 4.875%,  10/1/2025
a
2,422,246
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,890,797
2,150,000 5.500%,  1/15/2026
a
2,087,155
1,500,000 2.125%,  2/21/2026
a
1,303,425
650,000 4.250%,  4/15/2026
a
605,335
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,548,595
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
387,600
Banco Santander SA
800,000
3.543%,  (LIBOR 3M +
1.120%), 4/12/2023
c
799,518
2,000,000 0.701%,  6/30/2024
c
1,932,464
2,000,000 1.849%,  3/25/2026 1,819,014
1,000,000 4.175%,  3/24/2028
c
961,836
Bank of America Corporation
2,150,000 4.200%,  8/26/2024 2,171,383
2,450,000 0.810%,  10/24/2024
c
2,351,850
1,000,000 3.458%,  3/15/2025
c
988,565
2,750,000 0.976%,  4/22/2025
c
2,608,044
2,500,000 3.841%,  4/25/2025
c
2,494,200
1,375,000 0.981%,  9/25/2025
c
1,282,735
2,100,000 2.456%,  10/22/2025
c
2,017,431
3,000,000 1.530%,  12/6/2025
c
2,811,787
1,650,000 3.384%,  4/2/2026
c
1,611,696
1,475,000 1.319%,  6/19/2026
c
1,360,644
2,000,000 4.827%,  7/22/2026
c
2,032,037
3,500,000 1.734%,  7/22/2027
c
3,175,060
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,497,916
3,000,000 0.625%,  7/9/2024 2,840,599
2,000,000 1.500%,  1/10/2025 1,904,270
Bank of New York Mellon
Corporation
1,100,000 1.600%,  4/24/2025 1,045,025
800,000 4.700%,  9/20/2025
c,g
796,800
2,000,000 4.414%,  7/24/2026
c
2,033,208
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,078,506
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
c,g
1,037,044
Barclays plc
2,000,000
2.791%,  (LIBOR 3M +
1.380%), 5/16/2024
c
1,991,465
Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (28.1%) - continued
$ 2,000,000 4.375%,  9/11/2024 $ 1,991,163
2,400,000 1.007%,  12/10/2024
c
2,284,624
2,000,000 2.279%,  11/24/2027
c
1,791,000
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025
a
3,006,284
1,650,000 4.700%,  3/24/2025
a
1,601,041
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,g
3,110,406
1,930,000 2.819%,  11/19/2025
a,c
1,847,432
2,200,000 1.323%,  1/13/2027
a,c
1,967,646
BPCE SA
1,050,000 2.375%,  1/14/2025
a
1,002,095
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,049,714
2,000,000 3.945%,  8/4/2025
f
2,004,009
Capital One Financial Corporation
2,500,000 1.343%,  12/6/2024
c
2,399,498
1,250,000 2.636%,  3/3/2026
c
1,187,812
1,500,000 4.985%,  7/24/2026
c
1,513,720
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,g
609,240
1,750,000 4.000%,  6/1/2026
c,g
1,591,398
Citigroup, Inc.
2,200,000 4.000%,  8/5/2024 2,215,218
3,500,000 0.776%,  10/30/2024
c
3,357,536
4,000,000 0.981%,  5/1/2025
c
3,787,144
1,000,000 4.000%,  12/10/2025
c,g
929,628
2,000,000 3.290%,  3/17/2026
c
1,953,874
1,075,000 3.106%,  4/8/2026
c
1,044,914
1,850,000 1.122%,  1/28/2027
c
1,661,233
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,g
683,287
Commerzbank AG
4,700,000 8.125%,  9/19/2023
a
4,818,102
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,722,558
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027
a
1,926,128
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 501,717
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,g
2,521,327
1,065,000 1.907%,  6/16/2026
a,c
984,401
1,250,000 1.247%,  1/26/2027
a,c
1,112,688
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,512,500
810,000 7.500%,  12/11/2023
a,c,g
795,237
1,200,000 2.193%,  6/5/2026
a,c
1,093,174
2,400,000 1.305%,  2/2/2027
a,c
2,068,075
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,c
1,072,304
1,500,000 5.375%,  1/12/2024
a
1,520,747
2,000,000 0.976%,  9/10/2025
a,c
1,852,772
Deutsche Bank AG
1,800,000 3.700%,  5/30/2024 1,776,855
1,090,000 2.222%,  9/18/2024
c
1,053,345
4,300,000 4.500%,  4/1/2025 4,180,913
3,000,000 6.000%,  10/30/2025
c,g
2,595,000
1,450,000 2.129%,  11/24/2026
c
1,299,332
Discover Bank
1,250,000 2.450%,  9/12/2024 1,204,441

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (28.1%) - continued
Equitable Financial Life Global
Funding
$ 1,800,000 0.500%,  11/17/2023
a
$ 1,730,551
2,500,000 0.800%,  8/12/2024
a
2,353,550
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,033,120
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,570,891
First Republic Bank
1,060,000 1.912%,  2/12/2024
c
1,048,666
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,667,841
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,816,194
3,000,000 3.400%,  1/15/2026 2,732,248
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,644,241
Goldman Sachs Group, Inc.
2,300,000 0.627%,  11/17/2023
c
2,278,267
2,500,000 0.673%,  3/8/2024
c
2,449,493
2,500,000 0.925%,  10/21/2024
c
2,402,279
1,060,000 3.500%,  4/1/2025 1,054,290
2,085,000 3.272%,  9/29/2025
c
2,044,329
325,000 4.250%,  10/21/2025 328,571
2,550,000 0.855%,  2/12/2026
c
2,341,057
2,000,000 3.800%,  5/10/2026
c,g
1,725,764
2,500,000 3.615%,  3/15/2028
c
2,428,535
HSBC Holdings plc
1,500,000 6.250%,  3/23/2023
c,e,g
1,505,250
1,645,000 4.250%,  3/14/2024 1,649,528
2,500,000 1.162%,  11/22/2024
c
2,396,112
500,000 0.976%,  5/24/2025
c
467,900
1,750,000 2.999%,  3/10/2026
c
1,684,368
1,575,000 1.645%,  4/18/2026
c
1,452,158
1,400,000 1.589%,  5/24/2027
c
1,247,790
ING Groep NV
500,000 4.625%,  1/6/2026
a
506,304
2,000,000 1.726%,  4/1/2027
c
1,804,561
2,000,000 4.017%,  3/28/2028
c
1,937,741
J.P. Morgan Chase & Company
1,075,000 1.514%,  6/1/2024
c
1,053,839
1,900,000 3.875%,  9/10/2024 1,911,280
1,500,000
3.278%,  (LIBOR 3M +
0.850%), 1/10/2025
c
1,487,010
1,300,000 0.563%,  2/16/2025
c
1,231,222
3,500,000 0.969%,  6/23/2025
c
3,292,042
1,850,000 1.561%,  12/10/2025
c
1,743,070
1,200,000 2.005%,  3/13/2026
c
1,134,798
1,100,000 2.083%,  4/22/2026
c
1,041,369
2,000,000 3.650%,  6/1/2026
c,g
1,830,400
3,500,000 1.045%,  11/19/2026
c
3,156,441
1,275,000 1.040%,  2/4/2027
c
1,146,111
1,000,000 1.578%,  4/22/2027
c
908,348
1,700,000 4.851%,  7/25/2028
c
1,744,669
KeyCorp
950,000 3.878%,  5/23/2025
c
947,186
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 859,844
2,881,000 4.375%,  10/1/2025 2,864,555
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,006,404
Lloyds Banking Group plc
2,000,000 2.907%,  11/7/2023
c
1,992,186
1,500,000 0.695%,  5/11/2024
c
1,456,863
Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (28.1%) - continued
$ 1,075,000 7.500%,  6/27/2024
c,g
$ 1,086,022
350,000 4.582%,  12/10/2025 345,067
2,000,000 3.750%,  3/18/2028
c
1,934,908
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,g
1,427,073
Macquarie Group, Ltd.
1,500,000
2.618%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,498,757
2,750,000 1.201%,  10/14/2025
a,c
2,563,831
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,075,053
4,000,000 0.953%,  7/19/2025
c
3,747,548
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
676,575
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,441,842
Morgan Stanley
900,000 0.560%,  11/10/2023
c
891,874
3,000,000 0.529%,  1/25/2024
c
2,951,463
1,500,000 0.731%,  4/5/2024
c
1,467,001
1,500,000 0.791%,  1/22/2025
c
1,426,076
750,000 2.720%,  7/22/2025
c
730,124
1,700,000 0.864%,  10/21/2025
c
1,579,288
2,500,000 1.164%,  10/21/2025
c
2,334,594
2,075,000 5.000%,  11/24/2025 2,137,874
1,500,000 4.679%,  7/17/2026
c
1,524,778
1,500,000 0.985%,  12/10/2026
c
1,346,452
1,000,000 1.593%,  5/4/2027
c
910,740
National Bank of Canada
2,500,000 0.750%,  8/6/2024 2,347,806
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,c
2,990,122
NatWest Group plc
2,500,000 4.269%,  3/22/2025
c
2,477,829
649,000 3.754%,  11/1/2029
c
623,296
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,010,341
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,033,043
1,500,000 2.329%,  1/22/2027 1,361,015
Nordea Bank ABP
3,300,000 1.500%,  9/30/2026
a
2,988,612
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 652,182
1,115,000 4.500%,  1/15/2025 1,111,170
1,630,000 5.250%,  1/15/2026 1,633,129
Owl Rock Capital Corporation
1,250,000 4.250%,  1/15/2026 1,182,949
1,500,000 3.400%,  7/15/2026 1,351,442
Owl Rock Core Income
Corporation
1,100,000 4.700%,  2/8/2027
a
1,014,526
Owl Rock Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,877,180
1,250,000 3.750%,  6/17/2026
a
1,124,761
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,127,732
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
c,g
2,050,000

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (28.1%) - continued
Principal Life Global Funding II
$ 2,000,000 1.375%,  1/10/2025
a
$ 1,883,082
1,600,000 0.875%,  1/12/2026
a
1,439,480
Realty Income Corporation
250,000 4.600%,  2/6/2024 253,576
4,000,000 4.625%,  11/1/2025 4,097,444
546,000 4.875%,  6/1/2026 564,344
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,935,194
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,035,644
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,018,544
Royal Bank of Canada
1,750,000 3.970%,  7/26/2024 1,760,585
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 998,080
400,000 3.450%,  6/2/2025 387,627
1,750,000 2.490%,  1/6/2028
c
1,556,574
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
971,422
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,725,188
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,116,863
2,000,000 2.226%,  1/21/2026
a,c
1,871,967
2,000,000 1.488%,  12/14/2026
a,c
1,780,654
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
996,520
1,750,000 1.319%,  10/14/2023
a,c
1,739,909
1,500,000 0.991%,  1/12/2025
a,c
1,420,102
1,000,000 1.214%,  3/23/2025
a,c
945,521
2,000,000 1.822%,  11/23/2025
a,c
1,865,955
2,100,000 2.608%,  1/12/2028
a,c
1,904,253
State Street Corporation
1,585,000 2.354%,  11/1/2025
c
1,542,929
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,231,923
1,750,000 0.948%,  1/12/2026 1,578,539
2,400,000 2.174%,  1/14/2027 2,207,347
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000 0.850%,  3/25/2024
a
1,906,033
Svenska Handelsbanken AB
2,500,000 0.550%,  6/11/2024
a
2,361,575
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,781,203
3,500,000 4.500%,  7/23/2025 3,464,004
Toronto-Dominion Bank
2,000,000 2.350%,  3/8/2024 1,966,685
1,625,000 0.750%,  9/11/2025 1,489,148
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,g
833,663
1,350,000 4.260%,  7/28/2026
c
1,358,855
U.S. Bancorp
1,750,000 4.548%,  7/22/2028
c
1,795,731
UBS AG
4,350,000 5.125%,  5/15/2024 4,375,013
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,c
1,578,444
Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (28.1%) - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 4,500,000 4.625%,  6/15/2025
a
$ 4,367,688
Wells Fargo & Company
1,500,000 3.750%,  1/24/2024 1,507,958
5,735,000 2.406%,  10/30/2025
c
5,519,220
2,000,000 3.908%,  4/25/2026
c
1,987,312
1,650,000 3.526%,  3/24/2028
c
1,594,731
Welltower, Inc.
3,000,000 3.625%,  3/15/2024 2,994,652
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
1,007,840
Total 402,460,450
Foreign Government (0.1%)
Province of Ontario
750,000 3.400%,  10/17/2023 751,669
Total 751,669
Mortgage-Backed Securities (0.7%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
10,000,000 4.000%,  8/1/2037
f
10,166,015
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
160,186
1.783%,  (LIBOR 12M +
1.481%), 1/1/2043
c
160,739
Total 10,326,754
Technology (3.0%)
Baidu, Inc.
1,020,000 3.075%,  4/7/2025 994,796
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,250,000 3.125%,  1/15/2025 2,214,811
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,508,430
3,000,000 5.850%,  7/15/2025 3,145,647
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,713,039
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,970,405
Global Payments, Inc.
1,075,000 3.750%,  6/1/2023 1,074,681
2,000,000 1.500%,  11/15/2024 1,880,467
875,000 2.650%,  2/15/2025 841,829
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,484,997
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 1,002,077
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024 1,875,441
Micron Technology, Inc.
1,000,000 4.975%,  2/6/2026 1,025,552
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,545,981
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,155,362
3,250,000 2.950%,  5/15/2025 3,168,403

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Technology (3.0%) - continued
Panasonic Corporation
$ 1,000,000 2.679%,  7/19/2024
a
$ 974,930
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,458,871
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,464,138
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
955,780
Tencent Holdings, Ltd.
2,425,000 3.800%,  2/11/2025
a,e
2,413,323
1,025,000 1.810%,  1/26/2026
a
954,501
VMware, Inc.
2,000,000 0.600%,  8/15/2023 1,936,251
650,000 1.400%,  8/15/2026 585,369
Western Digital Corporation
3,000,000 4.750%,  2/15/2026 2,956,107
Total 42,301,188
Transportation (1.7%)
Air Canada Pass Through Trust
610,622 3.875%,  3/15/2023
a
598,384
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,493,350
2,500,000 0.800%,  8/18/2024 2,314,106
British Airways plc
655,481 4.625%,  6/20/2024
a
644,241
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,898,644
Continental Airlines, Inc.
1,309,024 4.150%,  4/11/2024 1,282,864
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,089,303
2,850,000 4.500%,  10/20/2025
a
2,814,374
Mileage Plus Holdings, LLC
3,100,000 6.500%,  6/20/2027
a
3,130,969
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
964,293
1,000,000 3.950%,  3/10/2025
a
991,462
1,200,000 1.200%,  11/15/2025
a
1,081,213
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 999,064
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,291,189
1,650,000 5.250%,  5/4/2025 1,699,892
TTX Company
650,000 4.125%,  10/1/2023
a
651,980
Total 24,945,328
U.S. Government & Agencies (7.6%)
U.S. Treasury Notes
3,430,000 2.000%,  11/30/2022 3,421,961
5,600,000 0.125%,  1/31/2023 5,523,656
3,730,000 1.375%,  2/15/2023 3,699,840
2,000,000 0.125%,  4/30/2023 1,957,735
3,875,000 2.750%,  7/31/2023 3,867,280
26,500,000 0.125%,  8/31/2023 25,700,859
22,375,000 0.125%,  1/15/2024 21,476,504
20,000,000 0.875%,  1/31/2024 19,387,500
1,500,000 2.500%,  1/31/2024 1,489,922
4,000,000 2.500%,  5/31/2024 3,969,375
2,500,000 0.250%,  6/15/2024 2,379,004
Principal
Amount Long-Term Fixed Income (97.4%) Value
U.S. Government & Agencies (7.6%) -
continued
$ 14,000,000 3.000%,  6/30/2024 $ 14,020,234
2,750,000 2.125%,  7/31/2024 2,708,535
Total 109,602,405
Utilities (3.2%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,621,272
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,352,617
Ameren Corporation
750,000 2.500%,  9/15/2024 729,210
American Electric Power
Company, Inc.
1,250,000 2.031%,  3/15/2024 1,216,093
1,425,000 1.000%,  11/1/2025 1,295,059
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 1,967,160
CenterPoint Energy Resources
Corporation
2,000,000 0.700%,  3/2/2023 1,976,263
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,143,997
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,180,977
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,458,722
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
793,555
1,085,000 0.900%,  9/15/2025 998,144
Edison International
1,580,000 2.950%,  3/15/2023 1,576,137
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,029,042
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,034,893
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,493,858
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,503,556
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
c
794,735
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,g
1,139,150
1,080,000 0.950%,  8/15/2025 988,562
OGE Energy Corporation
2,000,000 0.703%,  5/26/2023 1,945,295
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 1,971,984
Sempra Energy
3,250,000 3.300%,  4/1/2025 3,213,700
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 1,916,971
Southern Company
1,500,000 2.950%,  7/1/2023 1,494,613
1,100,000 4.000%,  1/15/2051
c
1,024,476
1,250,000 3.750%,  9/15/2051
c
1,101,737

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Utilities (3.2%) - continued
Vistra Operations Company, LLC
$ 3,000,000 5.125%,  5/13/2025
a
$ 2,998,950
WEC Energy Group, Inc.
1,250,000 0.550%,  9/15/2023 1,211,474
Total 46,172,202
Total Long-Term Fixed Income
(cost $1,464,777,172) 1,396,148,668
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
5,636,563 Thrivent Cash Management Trust 5,636,563
Total Collateral Held for
Securities Loaned
(cost $5,636,563) 5,636,563
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 9.176%
c
1,475,820
Total 1,475,820
Total Preferred Stock
(cost $1,490,400) 1,475,820
Shares or
Principal
Amount Short-Term Investments ( 2.9% ) Value
Federal Home Loan Bank Discount
Notes
5,010,000 1.950%, 8/1/2022
h
5,010,000
25,000,000 1.380%, 8/2/2022
h
24,998,488
900,000 1.150%, 8/19/2022
h,i
899,022
100,000 2.120%, 9/7/2022
h,i
99,764
100,000 2.200%, 9/8/2022
h,i
99,760
100,000 2.470%, 10/18/2022
h,i
99,481
Federal Home Loan Mortgage
Corporation Discount Notes
10,000,000 1.430%, 8/1/2022
h
10,000,000
Total Short-Term Investments
(cost $41,204,190) 41,206,515
Total Investments (cost
$1,513,108,325) 100.8% $1,444,467,566
Other Assets and Liabilities, Net
(0.8%) (10,936,041)
Total Net Assets 100.0% $1,433,531,525
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $655,057,321 or 45.7%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
c Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of July 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 5,440,219
Total lending $5,440,219
Gross amount payable upon return of
collateral for securities loaned $5,636,563
Net amounts due to counterparty $196,344
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 196,166,761 – 196,166,761 –
Basic Materials 21,735,924 – 21,735,924 –
Capital Goods 23,638,203 – 23,638,203 –
Collateralized Mortgage Obligations 244,554,799 – 244,554,799 –
Commercial Mortgage-Backed Securities 13,574,052 – 13,574,052 –
Communications Services 45,338,703 – 45,338,703 –
Consumer Cyclical 71,305,443 – 71,305,443 –
Consumer Non-Cyclical 70,684,679 – 70,684,679 –
Energy 72,590,108 – 72,590,108 –
Financials 402,460,450 – 402,460,450 –
Foreign Government 751,669 – 751,669 –
Mortgage-Backed Securities 10,326,754 – 10,326,754 –
Technology 42,301,188 – 42,301,188 –
Transportation 24,945,328 – 24,945,328 –
U.S. Government & Agencies 109,602,405 – 109,602,405 –
Utilities 46,172,202 – 46,172,202 –
Preferred Stock
Financials 1,475,820 1,475,820 – –
Short-Term Investments 41,206,515 – 41,206,515 –
Subtotal Investments in Securities $1,438,831,003 $1,475,820 $1,437,355,183 $–
Other Investments  * Total
Collateral Held for Securities Loaned 5,636,563
Subtotal Other Investments $5,636,563
Total Investments at Value $1,444,467,566
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,283,735 1,283,735 – –
Total Asset Derivatives $1,283,735 $1,283,735 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $1,198,027 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 125 September 2022 $ 14,759,611 $ 382,968
CBOT 5-Yr. U.S. Treasury Note 234 September 2022 26,221,637 390,378
CBOT U.S. Long Bond 65 September 2022 9,154,041 205,959
Ultra 10-Yr. U.S. Treasury Note 94 September 2022 12,132,178 205,322
Total Futures Long Contracts $ 62,267,467 $ 1,184,627
CBOT 2-Yr. U.S. Treasury Note (647) September 2022 ( $ 136,267,336) $ 99,108
Total Futures Short Contracts ( $ 136,267,336) $99,108
Total Futures Contracts ( $ 73,999,869) $1,283,735
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $40,971 $92,876 $ 133,847 $– – –%
Total Affiliated Short-Term Investments 40,971 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,365 26,777 23,505 5,637 5,637 0.4
Total Collateral Held for Securities Loaned 2,365 5,637 0.4
Total Value $43,336 $5,637
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $29 ($29) $– $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 11
Total Affiliated Income from Securities Loaned, Net $11
Total $29 ($29) $0

Low Volatility Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.9% ) Value
Communications Services (12.8%)
1,302 Activision Blizzard, Inc. $ 104,095
15,639 Auto Trader Group plc
a
120,570
5,025 BCE, Inc. 253,889
209 Charter Communications, Inc.
b
90,309
26,000 CITIC Telecom International
Holdings, Ltd. 8,671
1,484 Comcast Corporation 55,680
1,808 Electronic Arts, Inc. 237,264
13,000 HKT Trust and HKT, Ltd. 18,215
1,300 Nintendo Company, Ltd. 581,325
14,400 Nippon Television Holdings, Inc. 134,127
357 Paradox Interactive AB 6,332
3,616 Rogers Communications, Inc. 166,236
11,200 SKY Perfect JSAT Holdings, Inc. 46,924
42,000 SoftBank Corporation 485,615
457 Swisscom AG 247,071
14,950 TELUS Corporation 344,169
488 T-Mobile US, Inc.
b
69,813
12,796 Verizon Communications, Inc. 591,047
3,045 Walt Disney Company
b
323,075
Total 3,884,427
Consumer Discretionary (5.0%)
18,604 B&M European Value Retail SA 96,329
977 Dollarama, Inc. 59,213
16,305 Europris ASA
a
96,410
321 Ferrari NV 68,168
3,700 Heiwa Corporation 57,757
4,698 JB Hi-Fi, Ltd. 139,110
1,500 KOMEDA Holdings Company, Ltd. 25,709
1,990 McDonald's Corporation 524,106
2,700 McDonald's Holdings Company
(Japan), Ltd. 101,346
2,764 Mobilezone Holding AG 49,331
300 Target Corporation 49,014
1,700 T-Gaia Corporation 20,871
63,900 Yamada Holdings Company, Ltd. 230,703
Total 1,518,067
Consumer Staples (14.0%)
4,782 Axfood AB 151,711
671 Church & Dwight Company, Inc. 59,028
5,616 Coca-Cola Company 360,379
7,433 Colgate-Palmolive Company 585,274
546 Costco Wholesale Corporation 295,550
3,641 General Mills, Inc. 272,310
7,039 Haleon plc
b
25,013
382 Hershey Company 87,081
8,000 Japan Tobacco, Inc. 143,645
1,621 Kellogg Company 119,824
2,154 Koninklijke Ahold Delhaize NV 59,318
3,985 Kraft Heinz Company 146,768
7,687 Kroger Company 356,984
282 Monster Beverage Corporation
b
28,093
1,264 Nestle SA 154,874
1,416 North West Company, Inc. 38,127
2,111 PepsiCo, Inc. 369,341
3,469 Procter & Gamble Company 481,879
23,300 Sheng Siong Group, Ltd. 26,990
3,879 Walmart, Inc. 512,222
Total 4,274,411
Energy (2.4%)
3,049 Chevron Corporation 499,365
933 Suncor Energy, Inc. 31,665
Shares Common Stock (96.9%) Value
Energy (2.4%) - continued
5,868 Williams Companies, Inc. $ 200,040
Total 731,070
Financials (6.7%)
330 Aon plc 96,043
317 Arthur J. Gallagher & Company 56,740
900 ASX, Ltd. 55,939
9,514 Bank Leumi Le-Israel BM 92,510
734 Berkshire Hathaway, Inc.
b
220,640
153 EQB, Inc. 6,642
250 FactSet Research Systems, Inc. 107,420
1,323 Intercontinental Exchange, Inc. 134,933
1,686 Laurentian Bank of Canada 55,022
40 MarketAxess Holdings, Inc. 10,831
984 Marsh & McLennan Companies,
Inc. 161,337
11,100 Matsui Securities Company, Ltd. 67,082
81,600 Mitsubishi HC Capital, Inc. 395,426
5,893 Mizrahi Tefahot Bank, Ltd. 219,078
460 Moody's Corporation 142,715
2,563 New York Community Bancorp,
Inc. 27,219
443 Progressive Corporation 50,972
278 S&P Global, Inc. 104,787
656 Topdanmark AS 31,973
Total 2,037,309
Health Care (19.1%)
3,226 Abbott Laboratories 351,118
24,504 Alliance Pharma plc 29,035
247 Amgen, Inc. 61,125
2,600 Astellas Pharma, Inc. 40,720
2,827 Baxter International, Inc. 165,832
3,136 Bayer AG 182,923
243 Becton, Dickinson and Company 59,367
1,268 Dechra Pharmaceuticals plc 57,064
321 Eli Lilly and Company 105,830
173 Euroapi SASU
b
2,918
6,564 Faes Farma SA 27,975
6,262 Galenica AG
a
495,765
4,177 Gilead Sciences, Inc. 249,576
5,631 GlaxoSmithKline plc 118,309
356 Incyte Corporation
b
27,654
3,957 Johnson & Johnson 690,576
1,331 Laboratorios Farmaceuticos ROVI,
SA 69,690
5,258 Merck & Company, Inc. 469,750
288 Merck KGaA 54,852
872 Novartis AG 74,931
3,805 Novo Nordisk AS 443,183
5,038 QIAGEN NV
b
252,488
2,306 Recordati SPA 102,269
12 Regeneron Pharmaceuticals, Inc.
b
6,980
1,271 Roche Holding AG, Participation
Certificates 421,978
4,112 Sanofi 408,622
104 Siegfried Holding AG 76,965
56 Sonova Holding AG 20,170
263 Tecan Group AG 93,401
282 UnitedHealth Group, Inc. 152,940
1,607 Vertex Pharmaceuticals, Inc.
b
450,619
331 Zoetis, Inc. 60,424
Total 5,825,049

Low Volatility Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.9%) Value
Industrials (8.2%)
409 3M Company $ 58,585
24 A.P. Moller - Maersk AS, Class B 65,528
48,892 Aurizon Holdings, Ltd. 138,379
375 Canadian National Railway
Company 47,508
151 Cintas Corporation 64,249
3,100 COMSYS Holdings Corporation 62,280
2,938 CSX Corporation 94,985
16,500 EXEO Group, Inc. 276,473
209 IDEX Corporation 43,629
7,700 Kamigumi Company, Ltd. 156,575
23,700 Kandenko Company, Ltd. 147,134
101 Kuehne & Nagel International AG 27,201
358 Linde plc 108,116
483 Lockheed Martin Corporation 199,870
8,700 Nikkon Holdings Company, Ltd. 159,996
317 Norfolk Southern Corporation 79,621
2,301 Pentair plc 112,496
322 Republic Services, Inc. 44,648
365 Toromont Industries, Ltd. 30,741
562 Union Pacific Corporation 127,743
2,649 Waste Management, Inc. 435,919
Total 2,481,676
Information Technology (15.3%)
1,766 Accenture plc 540,855
412 Adobe, Inc.
b
168,969
6,400 Amano Corporation 123,137
492 Apple, Inc. 79,955
588 Automatic Data Processing, Inc. 141,779
3,700 BellSystem24 Holdings, Inc. 42,907
681 Booz Allen Hamilton Holding
Corporation 65,362
246 Broadcom, Inc. 131,728
782 Check Point Software
Technologies, Ltd.
b
97,437
6,307 Cisco Systems, Inc. 286,149
9,200 Elecom Company, Ltd. 117,740
336 Fidelity National Information
Services, Inc. 34,326
404 Genpact, Ltd. 19,424
1,071 Global Payments, Inc. 131,005
2,700 Infocom Corporation 43,392
200 ITOCHU Techno-Solutions
Corporation 5,360
2,489 Jack Henry & Associates, Inc. 517,140
2,374 Keysight Technologies, Inc.
b
386,012
527 Mastercard, Inc. 186,447
1,054 Microsoft Corporation 295,900
191 Motorola Solutions, Inc. 45,571
800 Oracle Corporation Japan 49,895
381 Skyworks Solutions, Inc. 41,483
2,714 Texas Instruments, Inc. 485,508
886 Thomson Reuters Corporation 99,487
200 VeriSign, Inc.
b
37,832
2,254 Visa, Inc. 478,096
Total 4,652,896
Materials (3.7%)
1,877 Franco-Nevada Corporation 240,219
2,179 Holmen AB 89,539
228 IMCD NV 36,514
3,151 LyondellBasell Industries NV 280,817
6,629 Newmont Corporation 300,161
Shares Common Stock (96.9%) Value
Materials (3.7%) - continued
4,292 WestRock Company $ 181,809
Total 1,129,059
Real Estate (2.0%)
6,594 Custodian REIT plc 8,737
15,800 Link REIT 132,314
440 National Storage Affiliates Trust 24,130
1,333 Public Storage, Inc. 435,104
Total 600,285
Utilities (7.7%)
2,097 ATCO, Ltd. 77,506
9,666 Consolidated Edison, Inc. 959,544
35 Dominion Energy, Inc. 2,869
1,521 Entergy Corporation 175,113
19,500 HK Electric Investments, Ltd. 17,637
3,600 Kyushu Electric Power Company,
Inc. 23,532
16,220 NiSource, Inc. 493,088
30,500 Power Assets Holdings, Ltd. 199,706
2,410 Sempra Energy 399,578
Total 2,348,573
Total Common Stock
(cost $27,503,138) 29,482,822
Shares Short-Term Investments ( 2.5% ) Value
Thrivent Core Short-Term Reserve
Fund
76,819 2.100% 768,186
Total Short-Term Investments
(cost $768,186) 768,186
Total Investments (cost
$28,271,324) 99.4% $30,251,008
Other Assets and Liabilities, Net
0.6% 193,856
Total Net Assets 100.0% $30,444,864
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $712,745 or 2.3% of total net assets.
b Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,884,427 1,471,283 2,413,144 –
Consumer Discretionary 1,518,067 573,120 944,947 –
Consumer Staples 4,274,411 3,674,733 599,678 –
Energy 731,070 699,405 31,665 –
Financials 2,037,309 1,113,637 923,672 –
Health Care 5,825,049 2,851,791 2,973,258 –
Industrials 2,481,676 1,369,861 1,111,815 –
Information Technology 4,652,896 4,170,978 481,918 –
Materials 1,129,059 1,003,006 126,053 –
Real Estate 600,285 459,234 141,051 –
Utilities 2,348,573 2,030,192 318,381 –
Subtotal Investments in Securities $29,482,822 $19,417,240 $10,065,582 $–
Other Investments  * Total
Affiliated Short-Term Investments 768,186
Subtotal Other Investments $768,186
Total Investments at Value $30,251,008
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 29,628 29,628 – –
Total Asset Derivatives $29,628 $29,628 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 7 September 2022 $ 554,732 $ 29,628
Total Futures Long Contracts $ 554,732 $ 29,628
Total Futures Contracts $ 554,732 $29,628

Low Volatility Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $903 $6,510 $6,645 $768 77 2.5%
Total Affiliated Short-Term Investments 903 768 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 610 610 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $903 $768
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $– $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.6% ) Value
Communications Services (2.9%)
2,993 Match Group, Inc.
a
$ 219,417
2,176 Zillow Group, Inc.
a
76,160
7,155 ZoomInfo Technologies, Inc.
a
271,103
Total 566,680
Consumer Discretionary (10.1%)
2,275 Aptiv plc
a
238,625
1,231 Burlington Stores, Inc.
a
173,731
200 Chipotle Mexican Grill, Inc.
a
312,844
1,747 Five Below, Inc.
a
221,991
2,314 Freshpet, Inc.
a
123,660
642 Lithia Motors, Inc. 170,310
45 NVR, Inc.
a
197,690
1,590 Planet Fitness, Inc.
a
125,308
548 Ulta Beauty, Inc.
a
213,123
2,367 Wyndham Hotels & Resorts, Inc. 164,293
Total 1,941,575
Consumer Staples (3.0%)
925 Casey's General Stores, Inc. 187,451
4,806 Lamb Weston Holdings, Inc. 382,846
Total 570,297
Energy (0.7%)
2,336 Matador Resources Company 134,974
Total 134,974
Financials (8.1%)
1,549 Arthur J. Gallagher & Company 277,256
1,260 Kinsale Capital Group, Inc. 306,445
685 MSCI, Inc. 329,718
1,257 Signature Bank 233,261
2,600 Tradeweb Markets, Inc. 183,352
2,980 Western Alliance Bancorp 227,612
Total 1,557,644
Health Care (18.3%)
4,952 Agilon Health, Inc.
a
123,948
689 Argenx SE ADR
a
250,941
1,079 Ascendis Pharma AS ADR
a
92,287
8,991 Avantor, Inc.
a
260,919
751 Bio-Techne Corporation 289,345
2,398 Centene Corporation
a
222,942
677 Charles River Laboratories
International, Inc.
a
169,616
669 Cooper Companies, Inc. 218,763
3,119 DexCom, Inc.
a
256,007
2,090 Edwards Lifesciences Corporation
a
210,129
1,604 Immunocore Holdings plc ADR
a
74,009
1,401 Insulet Corporation
a
347,168
1,560 Omnicell, Inc.
a
171,787
6,162 Progyny, Inc.
a
188,126
5,317 R1 RCM, Inc.
a
132,925
915 Repligen Corporation
a
195,224
894 Sarepta Therapeutics, Inc.
a
83,097
1,251 Zoetis, Inc. 228,370
Total 3,515,603
Industrials (20.7%)
1,690 ASGN, Inc.
a
175,354
1,071 Carlisle Companies, Inc. 317,123
2,479 Chart Industries, Inc.
a
483,628
9,483 Driven Brands Holdings, Inc.
a
288,093
595 Generac Holdings, Inc.
a
159,638
Shares Common Stock (94.6%) Value
Industrials (20.7%) - continued
11,167 Howmet Aerospace, Inc. $ 414,631
844 IDEX Corporation 176,185
1,527 Middleby Corporation
a
220,942
584 Old Dominion Freight Line, Inc. 177,250
2,479 Regal Rexnord Corporation 332,930
3,125 TransUnion 247,594
1,379 Trex Company, Inc.
a
88,973
852 United Rentals, Inc.
a
274,915
3,456 Vicor Corporation
a
252,150
9,571 WillScot Mobile Mini Holdings
Corporation
a
369,536
Total 3,978,942
Information Technology (23.9%)
4,077 Amphenol Corporation 314,459
1,952 Arista Networks, Inc.
a
227,662
2,026 Bill.com Holdings, Inc.
a
273,672
4,872 Cognex Corporation 248,374
628 EPAM Systems, Inc.
a
219,329
2,889 Five9, Inc.
a
312,359
394 HubSpot, Inc.
a
121,352
289 Lam Research Corporation 144,647
4,252 Lattice Semiconductor
Corporation
a
261,498
546 Monolithic Power Systems, Inc. 253,737
1,652 Okta, Inc.
a
162,639
806 Palo Alto Networks, Inc.
a
402,275
1,034 Paycom Software, Inc.
a
341,727
2,401 PTC, Inc.
a
296,235
5,256 Sprout Social, Inc.
a
273,838
892 Synopsys, Inc.
a
327,810
837 Tyler Technologies, Inc.
a
333,963
698 Universal Display Corporation 80,591
Total 4,596,167
Materials (4.5%)
2,121 AptarGroup, Inc. 228,559
606 Martin Marietta Materials, Inc. 213,360
779 Quaker Chemical Corporation 126,362
3,217 RPM International, Inc. 290,817
Total 859,098
Real Estate (2.4%)
974 CBRE Group, Inc.
a
83,394
2,146 Regency Centers Corporation 138,267
744 SBA Communications Corporation 249,827
Total 471,488
Total Common Stock
(cost $17,915,124) 18,192,468
Shares
Registered Investment
Companies ( 1.5% ) Value
Unaffiliated  (1.5%)
1,092 SPDR S&P Biotech ETF
a
88,594
1,442 SPDR S&P Oil & Gas Exploration
ETF
b
197,583
Total 286,177
Total Registered Investment
Companies (cost $250,260) 286,177

Mid Cap Growth Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
176,150 Thrivent Cash Management Trust $ 176,150
Total Collateral Held for
Securities Loaned
(cost $176,150) 176,150
Shares Short-Term Investments ( 3.5% ) Value
Thrivent Core Short-Term Reserve
Fund
68,326 2.100% 683,265
Total Short-Term Investments
(cost $683,265) 683,265
Total Investments (cost
$19,024,799) 100.5% $19,338,060
Other Assets and Liabilities, Net
(0.5%) (101,587)
Total Net Assets 100.0% $19,236,473
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of July 29, 2022:
Securities Lending Transactions
Common Stock $ 178,126
Total lending $178,126
Gross amount payable upon return of
collateral for securities loaned $176,150
Net amounts due to counterparty $(1,976)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 566,680 566,680 – –
Consumer Discretionary 1,941,575 1,941,575 – –
Consumer Staples 570,297 570,297 – –
Energy 134,974 134,974 – –
Financials 1,557,644 1,557,644 – –
Health Care 3,515,603 3,515,603 – –
Industrials 3,978,942 3,978,942 – –
Information Technology 4,596,167 4,596,167 – –
Materials 859,098 859,098 – –
Real Estate 471,488 471,488 – –
Registered Investment Companies
Unaffiliated 286,177 286,177 – –
Subtotal Investments in Securities $18,478,645 $18,478,645 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 683,265
Collateral Held for Securities Loaned 176,150
Subtotal Other Investments $859,415
Total Investments at Value $19,338,060
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $539 $6,310 $6,166 $ 683 68 3.5%
Total Affiliated Short-Term Investments 539 683 3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   466 5,029 5,319 176 176 0.9
Total Collateral Held for Securities Loaned 466 176 0.9
Total Value $1,005 $859
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $– $2
Total Income/Non Income Cash from Affiliated Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94 .8% ) Value
Communications Services (1.8%)
1,579,012 DISH Network Corporation
a
$ 27,427,438
2,398,696 Warner Bros. Discovery, Inc.
a
35,980,440
Total 63,407,878
Consumer Discretionary (10.6%)
391,907 Aptiv plc
a
41,107,125
45,874 Chipotle Mexican Grill, Inc.
a
71,757,028
262,621 Expedia Group, Inc.
a,b
27,850,957
1,149,071 Harley-Davidson, Inc. 43,446,375
202,807 Lululemon Athletica, Inc.
a
62,973,602
20,039 NVR, Inc.
a
88,033,331
122,921 RH
a
34,347,815
Total 369,516,233
Consumer Staples (3.9%)
256,139 Casey's General Stores, Inc. 51,906,568
1,058,788 Lamb Weston Holdings, Inc. 84,343,052
Total 136,249,620
Energy (5.0%)
1,228,881 Devon Energy Corporation 77,235,171
2,355,733 NOV, Inc. 43,840,191
481,373 Valero Energy Corporation 53,321,687
Total 174,397,049
Financials (14.6%)
1,706,074 Ally Financial, Inc. 56,419,867
163,156 Ameriprise Financial, Inc. 44,039,068
1,816,042 Arch Capital Group, Ltd.
a
80,632,265
1,883,557 Equitable Holdings, Inc. 53,549,525
366,857 Kinsale Capital Group, Inc. 89,223,291
2,050,043 Radian Group, Inc. 45,859,462
959,811 Western Alliance Bancorp 73,310,364
1,261,874 Zions Bancorporation NA 68,835,227
Total 511,869,069
Health Care (8.7%)
164,186 Align Technology, Inc.
a
46,131,340
140,527 Bio-Techne Corporation 54,142,243
593,394 Edwards Lifesciences Corporation
a
59,659,833
166,033 Insulet Corporation
a
41,142,977
175,278 Laboratory Corporation of America
Holdings 45,956,139
1,086,288 NuVasive, Inc.
a
57,051,846
Total 304,084,378
Industrials (16.7%)
433,878 Advanced Drainage Systems, Inc. 51,457,931
2,851,118 Dun & Bradstreet Holdings, Inc.
a
44,933,620
1,672,273 Howmet Aerospace, Inc. 62,091,497
267,597 Old Dominion Freight Line, Inc. 81,218,365
650,459 Quanta Services, Inc. 90,238,177
424,011 Regal Rexnord Corporation 56,944,677
1,124,173 Southwest Airlines Company
a
42,853,475
950,660 Timken Company 62,154,151
293,029 United Rentals, Inc.
a
94,551,667
Total 586,443,560
Information Technology (12.8%)
174,689 ANSYS, Inc.
a
48,736,484
285,572 Bill.com Holdings, Inc.
a
38,575,066
1,051,543 Ciena Corporation
a
54,259,619
2,547,546 Dropbox, Inc.
a
57,931,196
240,766 NICE, Ltd. ADR
a,b
51,528,739
Shares Common Stock (94.8%) Value
Information Technology (12.8%) - continued
773,178 ON Semiconductor Corporation
a
$ 51,632,827
1,613,709 Sonos, Inc.
a
35,679,106
867,704 Trimble, Inc.
a
60,244,689
612,185 Wolfspeed, Inc.
a
50,995,010
Total 449,582,736
Materials (8.2%)
783,774 Ashland Global Holdings, Inc. 78,745,774
759,683 Ball Corporation 55,775,926
518,913 PPG Industries, Inc. 67,090,262
1,112,588 Steel Dynamics, Inc. 86,648,353
Total 288,260,315
Real Estate (6.2%)
383,454 Alexandria Real Estate Equities,
Inc. 63,569,004
318,894 Camden Property Trust 44,995,944
411,774 Digital Realty Trust, Inc. 54,539,466
882,179 Duke Realty Corporation 55,189,118
Total 218,293,532
Utilities (6.3%)
1,602,368 Alliant Energy Corporation 97,632,282
1,898,460 CenterPoint Energy, Inc. 60,162,197
543,082 Entergy Corporation 62,525,031
Total 220,319,510
Total Common Stock
(cost $2,592,457,864) 3,322,423,880
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
1,068,875 Thrivent Cash Management Trust 1,068,875
Total Collateral Held for
Securities Loaned
(cost $1,068,875) 1,068,875
Shares Short-Term Investments ( 5 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
17,330,648 2.100% 173,306,476
Total Short-Term Investments
(cost $173,278,338) 173,306,476
Total Investments (cost
$2,766,805,077) 99.8% $ 3,496,799,231
Other Assets and Liabilities, Net
0.2% 7,375,776
Total Net Assets 100.0% $ 3,504,175,007
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of July 29, 2022:
Securities Lending Transactions
Common Stock $ 1,069,908
Total lending $1,069,908
Gross amount payable upon return of
collateral for securities loaned $1,068,875
Net amounts due to counterparty $(1,033)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 63,407,878 63,407,878 – –
Consumer Discretionary 369,516,233 369,516,233 – –
Consumer Staples 136,249,620 136,249,620 – –
Energy 174,397,049 174,397,049 – –
Financials 511,869,069 511,869,069 – –
Health Care 304,084,378 304,084,378 – –
Industrials 586,443,560 586,443,560 – –
Information Technology 449,582,736 449,582,736 – –
Materials 288,260,315 288,260,315 – –
Real Estate 218,293,532 218,293,532 – –
Utilities 220,319,510 220,319,510 – –
Subtotal Investments in Securities $ 3,322,423,880 $ 3,322,423,880 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 173,306,476
Collateral Held for Securities Loaned 1,068,875
Subtotal Other Investments $ 174,375,351
Total Investments at Value $ 3,496,799,231
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $ 189,178 $ 445,960 $ 461,832 $ 173,306 17,331 5.0%
Total Affiliated Short-Term Investments 189,178 173,306 5.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   20,280 136,576 155,787 1,069 1,069 <0.1
Total Collateral Held for Securities Loaned 20,280 1,069 <0.1
Total Value $ 209,458 $ 174,375
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $ – $833
Total Income/Non Income Cash from Affiliated Investments $833
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 14 23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $– $ 14

Mid Cap Value Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.4% ) Value
Communications Services (2.1%)
18,445 Imax Corporation
a
$ 310,060
6,320 Warner Bros. Discovery, Inc.
a
94,800
Total 404,860
Consumer Discretionary (9.7%)
866 Aptiv plc
a
90,835
4,984 Cedar Fair, LP
a
210,275
4,570 D.R. Horton, Inc. 356,597
2,011 Dollar Tree, Inc.
a
332,539
3,686 eBay, Inc. 179,250
1,541 Lear Corporation 232,907
1,429 Polaris, Inc. 167,593
9,585 Tapestry, Inc. 322,343
Total 1,892,339
Consumer Staples (5.1%)
6,850 Hain Celestial Group, Inc.
a
155,837
4,632 Lamb Weston Holdings, Inc. 368,985
1,890 Sysco Corporation 160,461
9,683 US Foods Holding Corporation
a
305,015
Total 990,298
Energy (6.8%)
12,658 Enterprise Products Partners, LP 338,348
7,210 Helmerich & Payne, Inc. 333,823
2,277 Marathon Petroleum Corporation 208,710
1,906 Pioneer Natural Resources
Company 451,627
Total 1,332,508
Financials (18.3%)
2,902 Allstate Corporation 339,447
1,159 Capital One Financial Corporation 127,293
3,348 Cboe Global Markets, Inc. 413,076
2,805 Comerica, Inc. 218,145
15,845 Eastern Bankshares, Inc. 323,238
6,226 Enterprise Financial Services
Corporation 292,809
10,173 Equitable Holdings, Inc. 289,218
2,255 M&T Bank Corporation 400,150
1,918 Raymond James Financial, Inc. 188,866
2,549 Selective Insurance Group, Inc. 198,465
5,779 Voya Financial, Inc. 347,665
5,133 Wintrust Financial Corporation 441,643
Total 3,580,015
Health Care (8.9%)
2,489 Acadia Healthcare Company, Inc.
a
206,363
6,021 Baxter International, Inc. 353,192
4,231 Cardinal Health, Inc. 251,998
1,431 Laboratory Corporation of America
Holdings 375,194
3,566 NuVasive, Inc.
a
187,286
2,643 Syneos Health, Inc.
a
209,167
1,464 Zimmer Biomet Holdings, Inc. 161,611
Total 1,744,811
Industrials (14.8%)
3,507 AGCO Corporation 381,982
7,701 Barnes Group, Inc. 260,448
1,167 Carlisle Companies, Inc. 345,549
4,056 Crane Holdings, Company 401,260
1,837 JB Hunt Transport Services, Inc. 336,667
1,990 Lincoln Electric Holdings, Inc. 281,466
Shares Common Stock (94.4%) Value
Industrials (14.8%) - continued
1,248 Robert Half International, Inc. $ 98,767
9,564 Sensata Technologies Holding plc 425,311
9,271 Southwest Airlines Company
a
353,410
Total 2,884,860
Information Technology (10.2%)
2,601 Booz Allen Hamilton Holding
Corporation 249,644
4,509 CommVault Systems, Inc.
a
252,910
3,476 Fidelity National Information
Services, Inc. 355,108
2,274 Jabil, Inc. 134,939
5,245 Juniper Networks, Inc. 147,017
17,549 Knowles Corporation
a
346,593
2,952 ON Semiconductor Corporation
a
197,135
1,769 PTC, Inc.
a
218,259
1,840 Western Digital Corporation
a
90,344
Total 1,991,949
Materials (7.2%)
14,322 Axalta Coating Systems, Ltd.
a
361,201
8,133 Berry Plastics Group, Inc.
a
468,867
2,386 CF Industries Holdings, Inc. 227,839
3,915 LyondellBasell Industries NV 348,905
Total 1,406,812
Real Estate (7.6%)
1,013 Camden Property Trust 142,934
1,976 CBRE Group, Inc.
a
169,185
12,603 Healthcare Realty Trust, Inc. 330,829
4,431 Highwoods Properties, Inc. 157,611
22,548 Host Hotels & Resorts, Inc. 401,580
12,537 Kimco Realty Corporation 277,193
Total 1,479,332
Utilities (3.7%)
3,643 Alliant Energy Corporation 221,968
7,408 CenterPoint Energy, Inc. 234,760
3,970 Evergy, Inc. 270,992
Total 727,720
Total Common Stock
(cost $16,612,156) 18,435,504
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
3,021 Fidelity US Utilities ETF 144,223
Total 144,223
Total Registered Investment
Companies (cost $120,492) 144,223
Shares Short-Term Investments ( 4.6% ) Value
Thrivent Core Short-Term Reserve
Fund
90,486 2.100% 904,856
Total Short-Term Investments
(cost $904,856) 904,856
Total Investments (cost
$17,637,504) 99.8% $19,484,583
Other Assets and Liabilities, Net
0.2% 46,366
Total Net Assets 100.0% $19,530,949

Mid Cap Value Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 404,860 404,860 – –
Consumer Discretionary 1,892,339 1,892,339 – –
Consumer Staples 990,298 990,298 – –
Energy 1,332,508 1,332,508 – –
Financials 3,580,015 3,580,015 – –
Health Care 1,744,811 1,744,811 – –
Industrials 2,884,860 2,884,860 – –
Information Technology 1,991,949 1,991,949 – –
Materials 1,406,812 1,406,812 – –
Real Estate 1,479,332 1,479,332 – –
Utilities 727,720 727,720 – –
Registered Investment Companies
Unaffiliated 144,223 144,223 – –
Subtotal Investments in Securities $18,579,727 $18,579,727 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 904,856
Subtotal Other Investments $904,856
Total Investments at Value $19,484,583
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $192 $6,671 $5,958 $905 90 4.6%
Total Affiliated Short-Term Investments 192 905 4.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   215 1,015 1,230 – – –
Total Collateral Held for Securities Loaned 215 – –
Total Value $407 $905
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $– $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 543,638
7.622%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 500,146
INEOS US Petrochem, LLC, Term
Loan
400,950
5.122%,  (LIBOR 1M +
2.750%), 1/29/2026
b
379,776
Innophos Holdings, Inc., Term
Loan
219,937
5.872%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
212,790
Momentive Performance Materials
USA, LLC, Term Loan
218,250
5.630%,  (LIBOR 1M +
3.250%), 5/15/2024
b
214,771
Nouryon USA, LLC, Term Loan
465,497
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
450,601
Sparta US HoldCo, LLC, Term
Loan
79,600
5.037%,  (LIBOR 1M +
3.250%), 8/2/2028
b
76,084
Venator Finance SARL, Term Loan
290,426
5.372%,  (LIBOR 1M +
3.000%), 8/8/2024
b
270,369
Total 2,104,537
Capital Goods (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
76,622
3.949%,  (LIBOR 1M +
2.250%), 9/24/2026
b
76,575
AZZ, Inc., Term Loan
171,000
6.861%,  (TSFR1M +
4.250%), 5/13/2029
b
166,583
Bingo Industries, Ltd., Term Loan
198,500
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
187,086
BW Holding, Inc., Delayed Draw
86,762
5.631%,  (LIBOR 3M +
4.000%), 12/14/2028
b
80,363
BW Holding, Inc., Term Loan
509,895
6.427%,  (LIBOR 1M +
4.000%), 12/14/2028
b
472,290
CP Atlas Buyer, Inc., Term Loan
321,001
6.122%,  (LIBOR 1M +
3.750%), 11/23/2027
b
280,802
Foley Products Company, LLC,
Term Loan
436,905
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
412,329
Gemini HDPE, LLC, Term Loan
341,890
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
332,772
GFL Environmental, Inc., Term
Loan
364,450
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
360,755
Graham Packaging Company,
Inc., Term Loan
375,250
5.372%,  (LIBOR 1M +
3.000%), 8/4/2027
b
361,126
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.3%) - continued
Grinding Media, Inc., Term Loan
$ 550,838
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 513,656
Groupe Solmax, Inc., Term Loan
477,805
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
406,932
HRNI Holdings, LLC, Term Loan
253,650
6.622%,  (LIBOR 1M +
4.250%), 12/10/2028
b
239,382
Hyperion Materials &
Technologies, Inc., Term Loan
335,813
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
319,861
LABL, Inc., Term Loan
131,838
7.372%,  (LIBOR 1M +
5.000%), 10/29/2028
b
125,081
LRS Holdings, LLC, Term Loan
265,665
6.622%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
253,710
LTR Intermediate Holdings, Inc.,
Term Loan
271,628
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
245,144
Mauser Packaging Solutions
Holding Company, Term Loan
515,204
5.037%,  (LIBOR 1M +
3.250%), 4/3/2024
b
491,912
Novae, LLC, Delayed Draw
145,635
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
136,412
Novae, LLC, Term Loan
509,723
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
477,442
Pactiv Evergreen Group Holdings,
Inc., Term Loan
162,525
5.622%,  (LIBOR 1M +
3.250%), 2/5/2026
b
157,311
Quikrete Holdings Inc., Term Loan
324,187
5.372%,  (LIBOR 1M +
3.000%), 6/11/2028
b
307,709
RLG Holdings, LLC, Term Loan
293,021
6.622%,  (LIBOR 1M +
4.250%), 7/8/2028
b
278,860
Smyrna Ready Mix Concrete, LLC,
Term Loan
438,000
6.677%,  (TSFR1M +
4.250%), 4/1/2029
b,c
420,480
TransDigm, Inc., Term Loan
784,875
4.622%,  (LIBOR 1M +
2.250%), 12/9/2025
b
761,085
TricorBraun Holdings, Inc., Term
Loan
475,344
5.622%,  (LIBOR 1M +
3.250%), 3/3/2028
b
449,624
Trident TPI Holdings, Inc., Delayed
Draw
42,324
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
40,182
Trident TPI Holdings, Inc., Term
Loan
292,788
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
277,967

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.3%) - continued
Venga Finance SARL, Term Loan
$ 268,000
6.713%,  (LIBOR 2M +
4.750%), 7/1/2029
b,c
$ 247,230
Vertiv Group Corporation, Term
Loan
1,295,275
4.548%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,230,278
Waterlogic USA Holdings, Inc.,
Term Loan
297,750
7.122%,  (LIBOR 1M +
4.750%), 8/12/2028
b
292,167
Total 10,403,106
Communications Services (0.2%)
Audacy Capital Corporation, Term
Loan
281,786
4.846%,  (LIBOR 1M +
2.500%), 11/17/2024
b
248,676
Cablevision Lightpath, LLC, Term
Loan
358,612
5.249%,  (LIBOR 1M +
3.250%), 12/1/2027
b
344,089
Cengage Learning, Inc., Term
Loan
535,950
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
490,169
CMG Media Corporation, Term
Loan
492,500
5.872%,  (LIBOR 1M +
3.500%), 12/17/2026
b
461,349
CommScope, Inc., Term Loan
419,865
5.622%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
394,673
DIRECTV Financing, LLC, Term
Loan
573,488
7.372%,  (LIBOR 1M +
5.000%), 8/2/2027
b
540,271
E.W. Scripps Company, Term Loan
306,637
5.122%,  (LIBOR 1M +
2.750%), 1/7/2028
b
298,717
iHeartCommunications, Inc., Term
Loan
235,670
5.372%,  (LIBOR 1M +
3.000%), 5/1/2026
b
222,414
Metronet Systems Holdings, LLC,
Term Loan
486,086
5.695%,  (LIBOR 1M +
3.750%), 6/2/2028
b
462,477
NEP Group, Inc., Term Loan
323,519
5.622%,  (LIBOR 1M +
3.250%), 10/20/2025
b
303,704
140,000
9.372%,  (LIBOR 1M +
7.000%), 10/19/2026
b
128,188
Nexstar Media, Inc., Term Loan
329,926
4.872%,  (LIBOR 1M +
2.500%), 9/19/2026
b
325,884
ORBCOMM, Inc., Term Loan
287,825
6.622%,  (LIBOR 1M +
4.250%), 9/1/2028
b
268,158
Peraton Corporation, Term Loan
484,806
6.122%,  (LIBOR 1M +
3.750%), 2/1/2028
b
470,567
Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Sharp Midco, LLC, Term Loan
$ 107,730
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
$ 102,882
Univision Communications, Inc.,
Term Loan
269,325
5.622%,  (LIBOR 1M +
3.250%), 1/31/2029
b
257,375
Voyage Australia, Pty. Ltd., Term
Loan
282,863
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
270,841
Xplornet Communications, Inc.,
Term Loan
287,825
6.372%,  (LIBOR 1M +
4.000%), 10/1/2028
b
254,777
260,000
9.372%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
228,150
Zayo Group Holdings, Inc., Term
Loan
780,822
5.372%,  (LIBOR 1M +
3.000%), 3/9/2027
b
719,778
Total 6,793,139
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
427,533
6.062%,  (LIBOR 3M +
4.250%), 5/17/2028
b
303,283
Adient US, LLC, Term Loan
138,600
5.622%,  (LIBOR 1M +
3.250%), 4/8/2028
b
134,053
AI Aqua Merger Sub, Inc., Term
Loan
331,875
5.436%,  (TSFR1M +
3.750%), 7/30/2028
b
312,792
Allen Media, LLC, Term Loan
157,550
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
137,699
American Trailer World
Corporation, Term Loan
458,012
6.177%,  (LIBOR 1M +
3.750%), 3/3/2028
b
395,292
Caesars Resort Collection, LLC,
Term Loan
156,133
5.872%,  (LIBOR 1M +
3.500%), 7/20/2025
b
152,741
Carnival Corporation, Term Loan
266,599
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
253,365
Golden Entertainment, Inc., Term
Loan
588,063
5.300%,  (LIBOR 1M +
3.000%), 10/20/2024
b
577,772
Great Canadian Gaming
Corporation, Term Loan
180,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
174,150
PetSmart, LLC, Term Loan
594,000
6.120%,  (LIBOR 1M +
3.750%), 2/12/2028
b
571,476
Secure Acquisition, Inc., Delayed
Draw
42,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
39,270

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.1%) - continued
Secure Acquisition, Inc., Term
Loan
$ 283,290
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
$ 264,876
Staples, Inc., Term Loan
127,717
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
117,108
224,573
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
193,858
Tenneco, Inc., Term Loan
355,975
5.372%,  (LIBOR 1M +
3.000%), 10/1/2025
b
349,567
Voyage Digital NZ/US, Term Loan
438,000
5.774%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
427,050
Wyndham Hotels & Resorts, Inc.,
Term Loan
175,175
4.122%,  (LIBOR 1M +
1.750%), 5/30/2025
b
172,584
Total 4,576,936
Consumer Non-Cyclical (0.2%)
Alltech, Inc., Term Loan
251,735
6.372%,  (LIBOR 1M +
4.000%), 10/15/2028
b
237,575
Bausch Health Companies, Inc.,
Term Loan
684,000
7.174%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
573,705
Blue Ribbon, LLC, Term Loan
356,125
7.713%,  (LIBOR 1M +
6.000%), 5/7/2028
b
321,627
Chobani, LLC, Term Loan
186,675
5.872%,  (LIBOR 1M +
3.500%), 10/23/2027
b
173,841
City Brewing Company, LLC, Term
Loan
630,580
5.298%,  (LIBOR 1M +
3.500%), 4/5/2028
b
546,505
CNT Holdings I Corporation, Term
Loan
241,937
5.372%,  (LIBOR 1M +
3.500%), 11/8/2027
b
233,847
70,000
7.500%,  (LIBOR 1M +
6.750%), 11/6/2028
b
66,675
Del Monte Foods, Inc., Term Loan
164,000
6.451%,  (SOFRRATE +
4.250%), 5/16/2029
b,c
157,440
Energizer Holdings, Inc., Term
Loan
128,050
4.500%,  (LIBOR 1M +
2.250%), 12/22/2027
b
122,608
Gainwell Acquisition Corporation,
Term Loan
661,604
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
640,651
Global Medical Response, Inc.,
Term Loan
100,283
6.622%,  (LIBOR 1M +
4.250%), 3/14/2025
b
95,623
1,319,950
5.963%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,258,493
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Herens US Holdco Corporation,
Term Loan
$ 499,966
6.250%,  (LIBOR 3M +
4.000%), 7/3/2028
b
$ 432,720
Mamba Purchaser, Inc., Term Loan
50,000
8.662%,  (LIBOR 1M +
6.500%), 10/14/2029
b
47,875
Packaging Coordinators Midco,
Inc., Term Loan
264,987
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
254,531
Pegasus Bidco BV, Term Loan
227,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,c,d,e
217,920
Petco Health & Wellness
Company, Inc., Term Loan
419,687
5.500%,  (LIBOR 3M +
3.250%), 3/4/2028
b
405,456
Precision Medicine Group, LLC,
Delayed Draw
18,523
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
17,551
Precision Medicine Group, LLC,
Term Loan
405,710
5.250%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
384,410
Prime Security Services Borrower,
LLC, Term Loan
1,115,875
4.463%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,082,555
Spectrum Group Buyer, Inc., Term
Loan
654,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
621,300
Total 7,892,908
Energy (<0.1%)
GIP II Blue Holding, LP, Term Loan
409,456
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
398,536
Total 398,536
Financials (0.1%)
Asurion, LLC, Term Loan
807,700
5.622%,  (LIBOR 1M +
3.250%), 12/23/2026
b
757,558
215,000
7.622%,  (LIBOR 1M +
5.250%), 2/3/2028
b
183,825
425,000
7.622%,  (LIBOR 1M +
5.250%), 1/15/2029
b
362,950
Rinchem Company, LLC, Term
Loan
109,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
102,733
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
164,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
149,240
Tiger Acquisition, LLC, Term Loan
178,200
5.622%,  (LIBOR 1M +
3.250%), 6/1/2028
b
164,701

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
Tronox Finance, LLC, Term Loan
$ 218,562
4.521%,  (LIBOR 1M +
2.250%), 3/11/2028
b
$ 209,581
Total 1,930,588
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
417,333
6.305%,  (LIBOR 1M +
3.500%), 8/21/2026
b
379,828
Crown Subsea Communications
Holding, Inc., Term Loan
428,733
6.463%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
407,296
Gogo Intermediate Holdings, LLC,
Term Loan
455,400
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
443,104
Gridiron Fiber Corporation, Term
Loan
279,300
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
262,718
Lummus Technology Holdings V,
LLC, Term Loan
855,183
5.872%,  (LIBOR 1M +
3.500%), 6/30/2027
b
803,444
Rackspace Technology Global,
Inc., Term Loan
720,875
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
660,841
Redstone Holdco 2 LP, Term Loan
260,253
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
219,479
149,516
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
124,940
SS&C Technologies, Inc., Term
Loan
37,691
4.122%,  (LIBOR 1M +
1.750%), 4/16/2025
b
36,766
26,311
4.122%,  (LIBOR 1M +
1.750%), 4/16/2025
b
25,666
Verscend Holding Corporation,
Term Loan
163,336
6.372%,  (LIBOR 1M +
4.000%), 8/27/2025
b
158,743
Total 3,522,825
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
875,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
860,782
Air Canada, Term Loan
189,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
181,642
Genesee & Wyoming, Inc., Term
Loan
444,762
4.250%,  (LIBOR 3M +
2.000%), 12/30/2026
b
436,054
Hertz Corporation, Term Loan
143,550
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
137,584
27,327
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
26,191
Principal
Amount Bank Loans (1.3%)
a
Value
Transportation (0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 245,000
7.313%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 246,786
SkyMiles IP, Ltd., Term Loan
320,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
322,960
United Airlines, Inc., Term Loan
271,563
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
260,904
Total 2,472,903
Utilities (0.1%)
Calpine Corporation, Term Loan
462,950
4.880%,  (LIBOR 1M +
2.500%), 12/16/2027
b
452,085
Constellation Renewables, LLC,
Term Loan
155,712
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
152,143
CQP Holdco, LP, Term Loan
643,500
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
623,571
EnergySolutions, LLC, Term Loan
217,483
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
198,997
GIP III Stetson I, LP, Term Loan
275,535
6.622%,  (LIBOR 1M +
4.250%), 7/18/2025
b
258,658
Osmose Utilities Services, Inc.,
Term Loan
114,138
5.622%,  (LIBOR 1M +
3.250%), 6/22/2028
b
105,911
PG&E Corporation, Term Loan
266,019
5.375%,  (LIBOR 1M +
3.000%), 6/23/2025
b
256,458
Total 2,047,823
Total Bank Loans
(cost $44,522,080) 42,143,301
Shares
Registered Investment
Companies ( 42.9% ) Value
Unaffiliated  (0.9%)
472 Direxion Daily S&P 500 39,870
6,938 Invesco QQQ Trust Series 1 2,188,661
4,059 iShares U.S. Home Construction
ETF 247,924
13,199 ProShares Ultra S&P 500 703,375
6,688 ProShares UltraPro QQQ 223,111
54,950 SPDR Blackstone Senior Loan ETF
f
2,336,474
67,006 SPDR Bloomberg Short Term High
Yield Bond ETF
f
1,687,211
46,813 SPDR S&P 500 ETF Trust
f
19,286,488
6,395 SPDR S&P Biotech ETF
f,g
518,826
9,688 SPDR S&P Oil & Gas Exploration
ETF
f
1,327,450
Total 28,559,390
Affiliated  (42.0%)
7,337,695 Thrivent Core Emerging Markets
Debt Fund 56,353,497
2,038,038 Thrivent Core Emerging Markets
Equity Fund 17,567,885

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (42.9%) Value
Affiliated  (42.0%)- continued
1,103,910 Thrivent Core International Equity
Fund $ 10,089,739
7,337,935 Thrivent Core Low Volatility Equity
Fund 91,063,775
5,916,125 Thrivent Core Small Cap Value
Fund 55,789,060
2,693,542 Thrivent Global Stock Fund, Class
S 66,584,353
9,553,623 Thrivent High Yield Fund, Class S 39,838,606
14,693,243 Thrivent Income Fund, Class S 121,953,913
14,692,445 Thrivent International Allocation
Fund, Class S 136,786,661
16,410,206 Thrivent Large Cap Growth Fund,
Class S 256,163,311
10,286,827 Thrivent Large Cap Value Fund,
Class S 276,407,034
5,592,611 Thrivent Limited Maturity Bond
Fund, Class S 67,335,037
4,877,409 Thrivent Mid Cap Stock Fund,
Class S 159,881,461
1,455,480 Thrivent Small Cap Stock Fund,
Class S 43,096,771
Total 1,398,911,103
Total Registered Investment
Companies (cost $1,116,476,496) 1,427,470,493
Shares Common Stock ( 23.9% ) Value
Communications Services (1.2%)
25,758 Alphabet, Inc., Class A
g
2,996,171
92,492 Alphabet, Inc., Class C
g
10,788,267
5,238 AMC Networks, Inc.
f,g
159,864
1,861 Cars.com, Inc.
g
21,885
656 Charter Communications, Inc.
g
283,458
171,502 Comcast Corporation 6,434,755
4,548 DISH Network Corporation
g
78,999
666 Hemisphere Media Group, Inc.
g
5,181
2,097 Liberty Latin America, Ltd.
g
15,455
7,844 Live Nation Entertainment, Inc.
g
737,258
13,398 Match Group, Inc.
g
982,207
15,749 Meta Platforms, Inc.
g
2,505,666
47,907 News Corporation, Class A 821,126
2,444 Nexstar Broadcasting Group, Inc. 460,376
7,769 Omnicom Group, Inc. 542,587
24,357 QuinStreet, Inc.
g
261,838
1,045 RingCentral, Inc.
g
51,717
3,909 Telephone & Data Systems, Inc. 61,801
27,316 Twitter, Inc.
g
1,136,619
477 United States Cellular Corporation
g
13,971
27,368 Upwork, Inc.
g
507,950
90,581 Verizon Communications, Inc. 4,183,936
33,855 Walt Disney Company
g
3,592,015
100,544 Warner Bros. Discovery, Inc.
g
1,508,160
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
9,425
12,200 Yext, Inc.
g
53,436
9,798 Zillow Group, Inc.
g
342,930
32,153 ZoomInfo Technologies, Inc.
g
1,218,277
Total 39,775,330
Consumer Discretionary (2.5%)
1,399 Aaron's Company, Inc. 18,215
697 Adient plc
g
23,545
1,929 Adtalem Global Education, Inc.
g
77,353
Shares Common Stock (23.9%) Value
Consumer Discretionary (2.5%) - continued
84,059 Amazon.com, Inc.
g
$ 11,343,762
1,738 American Axle & Manufacturing
Holdings, Inc.
g
15,486
224 America's Car-Mart, Inc.
g
23,200
27,082 Aptiv plc
g
2,840,631
14,023 Beazer Homes USA, Inc.
g
206,839
9,922 Bloomin' Brands, Inc. 202,310
1,220 Booking Holdings, Inc.
g
2,361,542
1,078 Brunswick Corporation 86,369
7,355 Buckle, Inc. 222,121
5,568 Burlington Stores, Inc.
g
785,812
6,579 Cedar Fair, LP
g
277,568
9,065 Cheesecake Factory, Inc. 264,970
6,751 Chico's FAS, Inc.
g
33,890
1,788 Chipotle Mexican Grill, Inc.
g
2,796,825
6,561 Choice Hotels International, Inc. 793,028
898 Chuy's Holdings, Inc.
g
19,963
5,295 Cimpress plc
g
212,806
12,175 Clarus Corporation 251,048
406 Columbia Sportswear Company 30,048
8,141 Container Store Group, Inc.
g
60,732
55,280 Cooper-Standard Holdings, Inc.
g
238,257
1,306 Cracker Barrel Old Country Store,
Inc. 124,161
8,004 Culp, Inc. 40,180
22,460 D.R. Horton, Inc. 1,752,554
1,266 Dave & Buster's Entertainment,
Inc.
g
47,298
10,449 Designer Brands, Inc. 150,779
3 Dollar General Corporation 745
2,550 Dorman Products, Inc.
g
257,780
63,598 Duluth Holdings, Inc.
g
613,085
13,702 Emerald Holding, Inc.
g
43,161
145,237 Everi Holdings, Inc.
g
2,790,003
4,983 Expedia Group, Inc.
f,g
528,447
13,459 Five Below, Inc.
g
1,710,235
25,877 Foot Locker, Inc. 734,130
89,742 Ford Motor Company 1,318,310
14,948 Freshpet, Inc.
g
798,821
20,845 Gap, Inc. 200,529
571 Garmin, Ltd. 55,741
55,051 General Motors Company
g
1,996,149
18,963 Gentex Corporation 535,136
1,274 Genuine Parts Company 194,756
1,685 G-III Apparel Group, Ltd.
g
37,222
21,105 Goodyear Tire & Rubber
Company
g
259,169
4,695 Grand Canyon Education, Inc.
g
451,049
504 Group 1 Automotive, Inc. 89,168
11,450 Hanesbrands, Inc. 128,011
3,408 Harley-Davidson, Inc. 128,856
11,319 Home Depot, Inc. 3,406,340
8,035 Lear Corporation 1,214,410
6,107 Lithia Motors, Inc. 1,620,065
18,013 Lowe's Companies, Inc. 3,450,030
602 Lululemon Athletica, Inc.
g
186,927
5,846 M.D.C. Holdings, Inc. 211,918
82,918 Macy's, Inc. 1,463,503
30,682 Magnite, Inc.
g
234,410
65 Marriott Vacations Worldwide
Corporation 8,900
8,144 McDonald's Corporation 2,144,885
6,317 Miller Industries, Inc. 151,798
11,679 Modine Manufacturing Company
g
153,228
10,503 Mohawk Industries, Inc.
g
1,349,425

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Consumer Discretionary (2.5%) - continued
22,698 Newell Brands, Inc. $ 458,727
12,988 NIKE, Inc. 1,492,581
14,196 Nordstrom, Inc.
f
333,748
282 NVR, Inc.
g
1,238,854
11,209 Papa John's International, Inc. 1,074,831
19,247 Penn National Gaming, Inc.
g
664,984
6,558 Perdoceo Education Corporation
g
89,845
18,166 Planet Fitness, Inc.
g
1,431,662
14,315 PVH Corporation 886,385
4,765 Qurate Retail, Inc. 13,008
808 RCI Hospitality Holdings, Inc. 46,024
354 RH
g
98,918
27,271 Ross Stores, Inc. 2,216,041
3,707 Ruth's Hospitality Group, Inc. 65,058
16,225 Six Flags Entertainment
Corporation
g
367,821
19,295 Skyline Champion Corporation
g
1,221,374
5,719 Sleep Number Corporation
g
257,698
20,952 Sony Group Corporation ADR 1,789,091
302 Standard Motor Products, Inc. 13,813
10,020 Stoneridge, Inc.
g
188,576
1,480 Strategic Education, Inc. 106,308
27,136 Taylor Morrison Home Corporation
g
778,803
7,891 Tesla, Inc.
g
7,034,432
1,352 Thor Industries, Inc. 114,014
72,225 ThredUp, Inc.
g
162,506
12,234 Toll Brothers, Inc. 601,668
1,083 TopBuild Corporation
g
229,293
5,570 Travel + Leisure Company 240,123
2,157 TripAdvisor, Inc.
g
41,005
2,503 Ulta Beauty, Inc.
g
973,442
1,972 Urban Outfitters, Inc.
g
40,387
7,023 Vail Resorts, Inc. 1,665,364
690 Visteon Corporation
g
88,030
407 Williams-Sonoma, Inc. 58,779
7,194 Wingstop, Inc. 907,739
3,002 Wolverine World Wide, Inc. 67,455
13,556 Wyndham Hotels & Resorts, Inc. 940,922
22,028 Xometry, Inc.
f,g
837,064
8,457 Zumiez, Inc.
g
219,882
Total 82,823,889
Consumer Staples (1.1%)
9,226 BJ's Wholesale Club Holdings,
Inc.
g
624,600
10,474 Casey's General Stores, Inc. 2,122,556
10,310 Celsius Holdings, Inc.
g
917,178
897 Coca-Cola Company 57,560
69 Constellation Brands, Inc. 16,995
7,323 Costco Wholesale Corporation 3,963,940
11,373 Darling Ingredients, Inc.
g
787,921
61,926 e.l.f. Beauty, Inc.
g
2,076,379
8,977 Estee Lauder Companies, Inc. 2,451,619
8,190 Hain Celestial Group, Inc.
g
186,323
120,363 Haleon plc ADR
g
846,152
1,316 Hershey Company 299,995
3,058 Ingredion, Inc. 278,217
5,593 John B. Sanfilippo & Son, Inc. 418,916
5,683 Kraft Heinz Company 209,305
58,571 Lamb Weston Holdings, Inc. 4,665,766
105 Medifast, Inc. 17,660
4,954 Monster Beverage Corporation
g
493,517
689 PepsiCo, Inc. 120,547
5,470 Performance Food Group
Company
g
271,914
Shares Common Stock (23.9%) Value
Consumer Staples (1.1%) - continued
38,010 Philip Morris International, Inc. $ 3,692,672
390 PriceSmart, Inc. 25,888
25,497 Primo Water Corporation 337,070
12,743 Procter & Gamble Company 1,770,130
751 Seneca Foods Corporation
g
42,747
11,304 Sprouts Farmers Markets, Inc.
g
312,443
21,469 Sysco Corporation 1,822,718
41,008 Turning Point Brands, Inc. 984,192
3,049 US Foods Holding Corporation
g
96,044
41,527 Walmart, Inc. 5,483,640
Total 35,394,604
Energy (1.1%)
14,742 Antero Midstream Corporation 148,304
22,229 Antero Resources Corporation
g
881,158
15,889 Archrock, Inc. 134,103
49,921 BP plc ADR 1,466,679
2,719 California Resources Corporation 121,974
10,459 Callon Petroleum Company
g
481,532
1,342 Centennial Resource
Development, Inc.
g
8,938
9,041 ChampionX Corporation 188,866
3,287 Chevron Corporation 538,345
267 Civitas Resources, Inc. 15,742
29,314 ConocoPhillips 2,856,063
49,334 Devon Energy Corporation 3,100,642
88,249 Enterprise Products Partners, LP 2,358,896
7,707 EOG Resources, Inc. 857,172
4,086 EQT Corporation 179,907
55,745 Exxon Mobil Corporation 5,403,363
99 Gulfport Energy Corporation
g
9,112
77,185 Halliburton Company 2,261,520
5,045 Helmerich & Payne, Inc. 233,583
8,305 HF Sinclair Corporation 397,145
4,158 Kimbell Royalty Partners, LP 74,096
86,562 Liberty Energy, Inc.
g
1,229,180
29,132 Marathon Oil Corporation 722,474
16,954 Marathon Petroleum Corporation 1,554,004
20,697 Matador Resources Company 1,195,873
343 Newpark Resources, Inc.
g
1,207
5,563 NexTier Oilfield Solutions, Inc.
g
55,463
15,306 Nine Energy Service, Inc.
g
41,938
63,306 NOV, Inc. 1,178,125
5,167 Oceaneering International, Inc.
g
54,874
7,893 Par Pacific Holdings, Inc.
g
130,234
11,913 PBF Energy, Inc.
g
397,299
10,058 Pioneer Natural Resources
Company 2,383,243
7,397 Plains GP Holdings, LP 82,772
45,227 ProPetro Holding Corporation
g
475,788
24,697 Schlumberger, Ltd. 914,530
1,698 Select Energy Services, Inc.
g
12,684
573 Sitio Royalties Corporation 16,909
13,127 SM Energy Company 541,883
597 Solaris Oilfield Infrastructure, Inc. 6,621
67,006 Talos Energy, Inc.
g
1,269,764
2,900 Targa Resources Corporation 200,419
157,843 TechnipFMC plc
g
1,276,950
1,428 Valero Energy Corporation 158,180
77,115 Williams Companies, Inc. 2,628,850
3,776 World Fuel Services Corporation 104,671
Total 38,351,075
Financials (3.3%)
44,706 Air Lease Corporation 1,659,040

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Financials (3.3%) - continued
65,570 Ally Financial, Inc. $ 2,168,400
884 American Equity Investment Life
Holding Company 33,203
8,266 American Express Company 1,273,129
6,223 American Financial Group, Inc. 831,891
469 Ameriprise Financial, Inc. 126,592
14,102 Ameris Bancorp 666,884
39,057 Annaly Capital Management, Inc. 268,712
9,769 Arch Capital Group, Ltd.
g
433,744
2,883 Argo Group International Holdings,
Ltd. 94,534
7,083 Arthur J. Gallagher & Company 1,267,786
2,967 Banc of California, Inc. 51,952
99,566 Bank of America Corporation 3,366,326
763 Bank of Marin Bancorp 24,965
6,866 Bank of N.T. Butterfield & Son, Ltd. 232,689
7,952 BankFinancial Corporation 75,783
467 BayCom Corporation 9,149
531 BCB Bancorp, Inc. 10,227
12,156 Berkshire Hathaway, Inc.
g
3,654,094
2,387 BlackRock, Inc. 1,597,333
16,120 Bridgewater Bancshares, Inc.
g
281,778
23,311 Brighthouse Financial, Inc.
g
1,012,164
14,375 Byline Bancorp, Inc. 352,044
15,049 Capital One Financial Corporation 1,652,832
41,810 Central Pacific Financial
Corporation 990,061
44,337 Charles Schwab Corporation 3,061,470
6,501 Chimera Investment Corporation 68,065
14,186 Chubb, Ltd. 2,676,047
4,155 Cincinnati Financial Corporation 404,448
63,795 Citigroup, Inc. 3,310,960
6,292 CNO Financial Group, Inc. 117,975
14,541 Columbia Banking System, Inc. 438,702
20,515 Comerica, Inc. 1,595,452
15,063 Community Trust Bancorp, Inc. 652,680
4,834 ConnectOne Bancorp, Inc. 127,811
38,873 Customers Bancorp, Inc.
g
1,484,560
1,121 Dime Community Bancshares, Inc. 38,204
11,125 Discover Financial Services 1,123,625
1,117 Eagle Bancorp, Inc. 54,767
18,476 East West Bancorp, Inc. 1,326,207
8,345 Ellington Residential Mortgage
REIT 70,932
465 Employers Holdings, Inc. 18,465
9,975 Enova International, Inc.
g
344,237
8,962 Enterprise Financial Services
Corporation 421,483
60,182 Equitable Holdings, Inc. 1,710,974
1,343 Equity Bancshares, Inc. 42,909
2,659 Essent Group, Ltd. 111,040
22,071 F.N.B. Corporation 263,969
5,645 Federated Hermes, Inc. 192,551
12,645 Financial Institutions, Inc. 335,219
10,686 First Financial Corporation 499,250
1,055 First Mid-Illinois Bancshares, Inc. 39,636
1,655 First of Long Island Corporation 30,121
10,858 Flushing Financial Corporation 234,424
31,387 Fulton Financial Corporation 523,849
3,906 Glacier Bancorp, Inc. 195,652
4,873 Global Life, Inc. 490,857
10,945 Great Southern Bancorp, Inc. 677,933
21,276 Hamilton Lane, Inc. 1,607,827
18,037 Hancock Whitney Corporation 880,386
48,272 Hanmi Financial Corporation 1,219,833
Shares Common Stock (23.9%) Value
Financials (3.3%) - continued
8,849 Hanover Insurance Group, Inc. $ 1,207,623
22,302 Heartland Financial USA, Inc. 1,001,360
8,618 HomeStreet, Inc. 321,365
10,722 Hometrust Bancshares, Inc. 258,829
178,715 Hope Bancorp, Inc. 2,687,874
9,243 Horizon Bancorp, Inc. 176,264
2,380 Houlihan Lokey, Inc. 201,253
26,052 Independent Bank Corporation 546,571
7,417 Invesco Mortgage Capital, Inc. 131,281
37,147 Invesco, Ltd. 658,988
29,979 J.P. Morgan Chase & Company 3,458,377
14,683 Kinsale Capital Group, Inc. 3,571,052
5,990 Lakeland Bancorp, Inc. 95,361
2,584 Lincoln National Corporation 132,663
11,040 M&T Bank Corporation 1,959,048
6,443 Marsh & McLennan Companies,
Inc. 1,056,394
1,975 Mercantile Bank Corporation 69,994
64 Merchants Bancorp 1,693
20,842 MFA Financial, Inc. 270,112
19,819 Midland States Bancorp, Inc. 519,258
22,144 MidWestOne Financial Group, Inc. 691,114
7,830 Moody's Corporation 2,429,257
33,189 Morgan Stanley 2,797,833
3,119 MSCI, Inc. 1,501,299
190,806 New York Community Bancorp,
Inc. 2,026,360
18,031 NMI Holdings, Inc.
g
341,507
2,287 Northfield Bancorp, Inc. 33,665
19,807 OceanFirst Financial Corporation 407,232
4,986 OFG Bancorp 136,965
11,027 Old Republic International
Corporation 256,598
31,523 OneMain Holdings, Inc. 1,172,656
65,909 PacWest Bancorp 1,847,429
367 Pathward Financial, Inc. 12,375
467 PCB Bancorp 8,999
581 Peapack-Gladstone Financial
Corporation 18,975
29,935 Popular, Inc. 2,325,051
194 QCR Holdings, Inc. 11,502
59,044 Radian Group, Inc. 1,320,814
24,081 Raymond James Financial, Inc. 2,371,256
242 Reinsurance Group of America,
Inc. 28,019
2,605 RLI Corporation 286,498
4,453 S&P Global, Inc. 1,678,469
1,237 S&T Bancorp, Inc. 38,273
24,941 Seacoast Banking Corporation of
Florida 892,389
13,037 SEI Investments Company 721,728
2,616 Selective Insurance Group, Inc. 203,682
5,761 Signature Bank 1,069,069
2,024 SiriusPoint, Ltd.
g
8,865
21,342 State Street Corporation 1,516,136
4,687 Synchrony Financial 156,921
6,821 Synovus Financial Corporation 275,432
2,142 T. Rowe Price Group, Inc. 264,473
2,938 Territorial Bancorp, Inc. 65,811
6,047 Texas Capital Bancshares, Inc.
g
354,475
9,482 TPG RE Finance Trust, Inc. 102,880
11,900 Tradeweb Markets, Inc. 839,188
4,943 Triumph Bancorp, Inc.
g
359,109
40,803 Truist Financial Corporation 2,059,327
14,691 TrustCo Bank Corporation NY 493,030

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Financials (3.3%) - continued
26,858 Two Harbors Investment
Corporation $ 144,496
29,117 Umpqua Holdings Corporation 512,750
729 Univest Financial Corporation 18,181
55,928 Unum Group 1,800,322
14,220 Virtu Financial, Inc. 331,753
70,842 Wells Fargo & Company 3,107,839
35,576 Western Alliance Bancorp 2,717,295
1,715 Western Asset Mortgage Capital
Corporation 21,866
5,845 Zions Bancorporation NA 318,845
3,906 Zurich Insurance Group AG 1,705,080
Total 108,656,280
Health Care (3.4%)
34,284 Abbott Laboratories 3,731,471
16,320 AbbVie, Inc. 2,342,083
6,516 Accolade, Inc.
g
60,208
4,044 AdaptHealth Corporation
g
89,413
17,914 Adaptive Biotechnologies
Corporation
g
164,092
3,983 Agilent Technologies, Inc. 534,120
50,971 Agilon Health, Inc.
g
1,275,804
8,551 Agios Pharmaceuticals, Inc.
g
184,445
472 Align Technology, Inc.
g
132,618
8,477 Alkermes plc
g
217,011
4,178 Allogene Therapeutics, Inc.
g
54,230
892 Amedisys, Inc.
g
106,906
6,608 AmerisourceBergen Corporation 964,305
4,237 Amgen, Inc. 1,048,530
4,936 Amneal Pharmaceuticals, Inc.
g
17,473
1,977 Anika Therapeutics, Inc.
g
46,183
5,183 Argenx SE ADR
g
1,887,700
9,265 Ascendis Pharma AS ADR
g
792,435
30,008 AstraZeneca plc ADR 1,987,430
7,087 Atara Biotherapeutics, Inc.
g
21,474
13,344 Avanos Medical, Inc.
g
378,569
41,095 Avantor, Inc.
g
1,192,577
26,658 Axonics, Inc.
g
1,729,304
41,161 Baxter International, Inc. 2,414,504
7,034 Becton, Dickinson and Company 1,718,477
6,349 Biogen, Inc.
g
1,365,416
18,547 BioLife Solutions, Inc.
g
357,401
361 Bio-Rad Laboratories, Inc.
g
203,337
3,846 Bio-Techne Corporation 1,481,787
938 Boston Scientific Corporation
g
38,505
1,372 Bristol-Myers Squibb Company 101,226
2,670 Cardiovascular Systems, Inc.
g
41,145
29,293 Centene Corporation
g
2,723,370
6,026 Charles River Laboratories
International, Inc.
g
1,509,754
1,085 Chemed Corporation 521,983
21,909 Cigna Holding Company 6,032,862
7,958 Community Health Systems, Inc.
g
23,715
87 CONMED Corporation 8,494
3,076 Cooper Companies, Inc. 1,005,852
14,192 CVS Health Corporation 1,357,891
4,879 Danaher Corporation 1,422,082
8,974 Dentsply Sirona, Inc. 324,500
14,312 DexCom, Inc.
g
1,174,729
2,713 Editas Medicine, Inc.
g
43,164
18,994 Edwards Lifesciences
Corporation
g
1,909,657
7,312 Elanco Animal Health, Inc.
g
148,141
7,367 Elevance Health, Inc. 3,514,796
Shares Common Stock (23.9%) Value
Health Care (3.4%) - continued
9,328 Encompass Health Corporation $ 472,183
4,663 Enhabit, Inc.
g
81,649
1,345 Exact Sciences Corporation
g
60,659
3,151 Forma Therapeutics Holdings,
Inc.
g
26,090
16,627 Gilead Sciences, Inc. 993,463
45,586 GlaxoSmithKline plc ADR 1,922,362
3,293 Global Blood Therapeutics, Inc.
g
107,747
797 Guardant Health, Inc.
g
39,985
21,727 Halozyme Therapeutics, Inc.
g
1,062,450
8,578 HCA Healthcare, Inc. 1,822,139
2,673 HealthEquity, Inc.
g
155,488
755 HealthStream, Inc.
g
18,165
1,400 Henry Schein, Inc.
g
110,362
19,776 Hologic, Inc.
g
1,411,611
1,664 ICU Medical, Inc.
g
294,811
412 IDEXX Laboratories, Inc.
g
164,462
21,378 Immunocore Holdings plc ADR
g
986,381
14,543 Inari Medical, Inc.
g
1,128,246
24,211 Inotiv, Inc.
g
452,261
6,782 Inspire Medical Systems, Inc.
g
1,417,370
6,833 Insulet Corporation
g
1,693,217
659 Integer Holdings Corporation
g
46,058
1,315 Integra LifeSciences Holdings
Corporation
g
72,378
4,835 Intuitive Surgical, Inc.
g
1,112,872
9,559 Ionis Pharmaceuticals, Inc.
g
359,036
36,318 Johnson & Johnson 6,338,217
7,025 Kura Oncology, Inc.
g
107,553
10,792 Laboratory Corporation of America
Holdings 2,829,554
19,711 Lantheus Holdings, Inc.
g
1,512,228
2,005 Masimo Corporation
g
289,883
16,061 Medtronic plc 1,485,964
84,514 Merck & Company, Inc. 7,550,481
1,577 Merit Medical Systems, Inc.
g
90,646
386 MultiPlan Corporation
g
1,953
15,585 Natera, Inc.
g
732,495
4,498 National HealthCare Corporation 319,493
7,031 Novo Nordisk AS ADR 816,018
1,955 Nurix Therapeutics, Inc.
g
31,202
5,554 NuVasive, Inc.
g
291,696
15,252 Omnicell, Inc.
g
1,679,550
3,398 Orthofix Medical, Inc.
g
87,159
3,327 Pediatrix Medical Group, Inc.
g
75,390
12,326 Premier, Inc. 474,058
78,692 Progyny, Inc.
g
2,402,467
23,955 R1 RCM, Inc.
g
598,875
1,148 Regeneron Pharmaceuticals, Inc.
g
667,780
11,451 Repligen Corporation
g
2,443,185
707 Sage Therapeutics, Inc.
g
24,328
7,990 Sarepta Therapeutics, Inc.
g
742,671
2,075 Scholar Rock Holding Corporation
g
14,235
23,505 Silk Road Medical, Inc.
g
1,069,713
893 STAAR Surgical Company
g
72,065
13,689 Stryker Corporation 2,939,713
10,522 Syneos Health, Inc.
g
832,711
13,286 Teleflex, Inc. 3,194,752
1,696 Thermo Fisher Scientific, Inc. 1,014,903
8,098 Tilray Brands, Inc.
f,g
29,558
10,109 Travere Therapeutics, Inc.
g
237,966
5,421 Twist Bioscience Corporation
g
237,115
671 U.S. Physical Therapy, Inc. 87,082
3,560 Ultragenyx Pharmaceutical, Inc.
g
189,677
2,285 Vanda Pharmaceuticals, Inc.
g
24,632

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Health Care (3.4%) - continued
4,908 Veracyte, Inc.
g
$ 129,277
30,112 Viemed Healthcare, Inc.
g
236,379
18,681 Vor BioPharma, Inc.
f,g
86,119
5,300 VYNE Therapeutics, Inc.
g
2,290
501 Waters Corporation
g
182,379
3,048 Zentalis Pharmaceuticals, Inc.
g
89,002
27,622 Zimmer Biomet Holdings, Inc. 3,049,193
15,084 Zoetis, Inc. 2,753,584
Total 112,477,805
Industrials (3.6%)
20,534 3M Company 2,941,290
1,723 A.O. Smith Corporation 109,014
2,700 ACCO Brands Corporation 19,359
1,287 Advanced Drainage Systems, Inc. 152,638
5,094 AECOM 366,768
22,922 Alaska Air Group, Inc.
g
1,016,132
965 Allegion plc 102,000
23,464 Altra Industrial Motion Corporation 979,153
1,026 American Woodmark Corporation
g
51,526
23,700 AMETEK, Inc. 2,926,950
1,319 Armstrong World Industries, Inc. 117,853
23,980 ASGN, Inc.
g
2,488,165
8,232 AZZ, Inc. 350,189
17,438 Badger Infrastructure Solutions,
Ltd. 418,468
8,111 Barnes Group, Inc. 274,314
2,775 Cactus, Inc. 115,412
11,655 Carlisle Companies, Inc. 3,451,045
1,079 Caterpillar, Inc. 213,912
15,172 CBIZ, Inc.
g
692,147
24,750 Chart Industries, Inc.
g
4,828,477
5,657 Cintas Corporation 2,406,997
118,128 CNH Industrial NV 1,526,214
787 Columbus McKinnon Corporation 26,050
698 Covenant Logistics Group, Inc. 23,362
23,301 Crane Holdings, Company 2,305,168
4,009 CSW Industrials, Inc. 478,955
95,738 CSX Corporation 3,095,210
13,345 Curtiss-Wright Corporation 1,914,207
2,081 Deere & Company 714,158
47,149 Delta Air Lines, Inc.
g
1,499,338
2,637 Donaldson Company, Inc. 143,479
184 Douglas Dynamics, Inc. 5,862
66,321 Driven Brands Holdings, Inc.
g
2,014,832
8,367 Dun & Bradstreet Holdings, Inc.
g
131,864
1,191 Eagle Bulk Shipping, Inc. 63,040
7,602 EMCOR Group, Inc. 884,645
23,795 Emerson Electric Company 2,143,216
136 Enovis Corporation
g
8,122
13,235 Fastenal Company 679,750
70,795 First Advantage Corporation
g
993,254
4,545 Forrester Research, Inc.
g
211,297
12,028 Fortune Brands Home and
Security, Inc. 838,111
13,853 Forward Air Corporation 1,453,595
4,288 Genco Shipping & Trading, Ltd. 82,673
2,720 Generac Holdings, Inc.
g
729,776
8,247 General Dynamics Corporation 1,869,347
583 Gibraltar Industries, Inc.
g
27,279
619 Gorman-Rupp Company 19,003
1,149 GrafTech International, Ltd. 8,847
6,208 Greenbrier Companies, Inc. 197,539
2,873 Helios Technologies, Inc. 197,720
62,609 Howmet Aerospace, Inc. 2,324,672
Shares Common Stock (23.9%) Value
Industrials (3.6%) - continued
9,038 Hubbell, Inc. $ 1,979,503
528 ICF International, Inc. 49,817
13,820 IDEX Corporation 2,884,925
2,376 ITT Corporation 178,271
23,939 Janus International Group, Inc.
g
243,460
1,748 JetBlue Airways Corporation
g
14,718
27,963 Johnson Controls International plc 1,507,485
3,322 Kennametal, Inc. 89,196
6,902 L3Harris Technologies, Inc. 1,656,273
13,127 Landstar System, Inc. 2,055,426
1,230 Lennox International, Inc. 294,622
23,806 Lincoln Electric Holdings, Inc. 3,367,121
4,585 Linde plc 1,384,670
4,377 Manitowoc Company, Inc.
g
50,029
10,908 ManpowerGroup, Inc. 855,296
1,985 Masonite International
Corporation
g
180,695
10,239 Mercury Systems, Inc.
g
604,203
20,450 Middleby Corporation
g
2,958,910
11,022 MSC Industrial Direct Company,
Inc. 911,078
12,722 NAPCO Security Technologies,
Inc.
g
326,447
489 National Presto Industries, Inc. 34,817
3,845 Norfolk Southern Corporation 965,749
1,781 Northrop Grumman Corporation 852,921
5,854 NOW, Inc.
g
64,745
3,489 Old Dominion Freight Line, Inc. 1,058,946
8,735 Parker-Hannifin Corporation 2,525,201
15,879 Pentair plc 776,324
1,247 Quad/Graphics, Inc.
g
3,965
1,929 Quanta Services, Inc. 267,610
55,118 Ranpak Holdings Corporation
g
281,653
6,031 RBC Bearings, Inc.
g
1,423,316
36,905 Regal Rexnord Corporation 4,956,341
25,151 Rush Enterprises, Inc. 1,212,027
3,175 Saia, Inc.
g
755,174
26,809 SkyWest, Inc.
g
647,437
1,396 Snap-On, Inc. 312,774
3,395 Southwest Airlines Company
g
129,417
13,967 Standex International Corporation 1,355,916
60,790 Summit Materials, Inc.
g
1,672,333
66,978 Sun Country Airlines Holdings,
Inc.
g
1,350,946
1,020 Sunrun, Inc.
g
33,344
3,122 Technip Energies NV ADR 36,715
7,037 Teledyne Technologies, Inc.
g
2,754,282
3,906 Tennant Company 261,819
6,283 Timken Company 410,783
2,995 Toro Company 257,540
2,443 Trane Technologies plc 359,097
14,224 TransUnion 1,126,968
6,307 Trex Company, Inc.
g
406,928
4,745 TriMas Corporation 140,452
16,137 Tutor Perini Corporation
g
146,524
53,735 Uber Technologies, Inc.
g
1,260,086
19,142 Union Pacific Corporation 4,350,977
16,883 United Airlines Holdings, Inc.
g
620,450
15,619 United Parcel Service, Inc. 3,043,987
8,215 United Rentals, Inc.
g
2,650,734
3,212 Univar Solutions, Inc.
g
86,852
3,931 Valmont Industries, Inc. 1,067,188
2,101 Verisk Analytics, Inc. 399,715
30,443 Vicor Corporation
g
2,221,121
21,244 Vontier Corporation 548,095

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Industrials (3.6%) - continued
2,909 Watsco, Inc. $ 796,921
525 Watts Water Technologies, Inc. 72,518
4,349 Werner Enterprises, Inc. 191,182
87,507 WillScot Mobile Mini Holdings
Corporation
g
3,378,645
1,270 Woodward, Inc. 132,969
Total 119,628,043
Information Technology (4.6%)
279 Accenture plc 85,447
2,770 ACI Worldwide, Inc.
g
79,028
386 Adobe, Inc.
g
158,306
2,224 Advanced Energy Industries, Inc. 199,026
6,620 Agilysys, Inc.
g
319,746
31,691 Amphenol Corporation 2,444,327
518 ANSYS, Inc.
g
144,517
123,038 Apple, Inc. 19,994,905
8,726 Arista Networks, Inc.
g
1,017,713
8,984 Arrow Electronics, Inc.
g
1,151,479
10,170 Autodesk, Inc.
g
2,199,974
14,814 Avalara, Inc.
g
1,295,040
1,839 Benchmark Electronics, Inc. 47,042
4,172 BigCommerce Holdings, Inc.
g
65,292
10,110 Bill.com Holdings, Inc.
g
1,365,659
22,133 Block, Inc.
g
1,683,436
5,486 Booz Allen Hamilton Holding
Corporation 526,546
9,156 Bread Financial Holdings, Inc. 362,669
3,932 Broadcom, Inc. 2,105,507
823 CACI International, Inc.
g
248,785
31,374 Calix, Inc.
g
1,789,573
2,645 CDW Corporation 480,147
7,115 Ciena Corporation
g
367,134
90,700 Cisco Systems, Inc. 4,115,059
41,508 Cognex Corporation 2,116,078
20,030 CommScope Holding Company,
Inc.
g
180,871
6,069 Computer Services, Inc. 232,139
14,403 Conduent Incorporated
g
67,118
10,362 Descartes Systems Group, Inc.
g
715,392
3,644 Digital Turbine, Inc.
g
73,135
976 Diodes, Inc.
g
79,417
23,795 Dolby Laboratories, Inc. 1,841,733
7,337 Dropbox, Inc.
g
166,843
5,030 Endava plc ADR
g
513,060
2,830 EPAM Systems, Inc.
g
988,378
1,357 ePlus, Inc.
g
75,409
4,238 Euronet Worldwide, Inc.
g
416,468
4,980 Eventbrite, Inc.
g
46,613
30,500 Fidelity National Information
Services, Inc. 3,115,880
14,251 Fiserv, Inc.
g
1,506,046
26,874 Five9, Inc.
g
2,905,617
5,890 FLEETCOR Technologies, Inc.
g
1,296,330
11,631 Flex, Ltd.
g
195,401
190 Genpact, Ltd. 9,135
22,368 Gilat Satellite Networks, Ltd.
g
148,076
8,859 Global Payments, Inc. 1,083,633
1,820 HubSpot, Inc.
g
560,560
32,359 Intel Corporation 1,174,955
3,677 IPG Photonics Corporation
g
391,895
11,116 Jack Henry & Associates, Inc. 2,309,571
70 Keysight Technologies, Inc.
g
11,382
1,041 KLA-Tencor Corporation 399,265
22,358 Knowles Corporation
g
441,571
Shares Common Stock (23.9%) Value
Information Technology (4.6%) - continued
5,095 Lam Research Corporation $ 2,550,098
51,356 Lattice Semiconductor
Corporation
g
3,158,394
1,027 Littelfuse, Inc. 286,399
24,342 LiveRamp Holding, Inc.
g
647,741
12,154 Mastercard, Inc. 4,299,964
1,358 MAXIMUS, Inc. 90,782
573 MaxLinear, Inc.
g
23,155
31,762 Microchip Technology, Inc. 2,187,131
80,374 Microsoft Corporation 22,564,197
396 MKS Instruments, Inc. 46,807
9,973 Momentive Global, Inc.
g
86,266
6,176 Monolithic Power Systems, Inc. 2,870,111
7,227 National Instruments Corporation 274,626
667 NETGEAR, Inc.
g
17,195
714 NICE, Ltd. ADR
g
152,810
6,381 Nova, Ltd.
g
672,238
25,396 NVIDIA Corporation 4,612,675
7,424 Okta, Inc.
g
730,893
2,220 ON Semiconductor Corporation
g
148,252
3,589 Palo Alto Networks, Inc.
g
1,791,270
4,638 Paycom Software, Inc.
g
1,532,813
35,433 Paymentus Holdings, Inc.
f,g
515,550
30,406 PayPal Holdings, Inc.
g
2,631,031
298 Plexus Corporation
g
27,997
112 Progress Software Corporation 5,260
11,915 PTC, Inc.
g
1,470,073
16,688 Qorvo, Inc.
g
1,736,720
31,147 QUALCOMM, Inc. 4,518,184
14,428 Salesforce, Inc.
g
2,655,041
49,974 Samsung Electronics Company,
Ltd. 2,365,527
3,359 Sanmina Corporation
g
154,682
271 ScanSource, Inc.
g
8,658
14,709 Semtech Corporation
g
916,812
3,662 ServiceNow, Inc.
g
1,635,669
40,954 Sierra Wireless, Inc.
g
1,018,936
4,329 SiTime Corporation
g
805,107
25,581 Skyworks Solutions, Inc. 2,785,259
13,616 Sonos, Inc.
g
301,050
56,712 Sprout Social, Inc.
g
2,954,695
4,079 Synopsys, Inc.
g
1,499,033
4,603 TD SYNNEX Corporation 462,233
34,566 Texas Instruments, Inc. 6,183,512
2,572 Trimble, Inc.
g
178,574
4,251 TTEC Holdings, Inc. 311,046
48,028 TTM Technologies, Inc.
g
649,819
3,740 Tyler Technologies, Inc.
g
1,492,260
8,271 Universal Display Corporation 954,970
326 Upland Software, Inc.
g
3,690
890 Vertex, Inc.
g
10,013
4,445 WEX, Inc.
g
738,803
1,744 Wolfspeed, Inc.
g
145,275
19,586 Workiva, Inc.
g
1,282,883
5,904 Xerox Holdings Corporation 101,136
Total 154,571,643
Materials (1.1%)
1,373 AdvanSix, Inc. 53,945
14,576 AptarGroup, Inc. 1,570,710
6,969 Ashland Global Holdings, Inc. 700,175
6,671 Avery Dennison Corporation 1,270,559
56,293 Axalta Coating Systems, Ltd.
g
1,419,709
2,252 Ball Corporation 165,342
834 Cabot Corporation 61,933

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Materials (1.1%) - continued
9,894 Carpenter Technology Corporation $ 317,993
1,525 Celanese Corporation 179,203
20,848 CF Industries Holdings, Inc. 1,990,776
4,737 Cleveland-Cliffs, Inc.
g
83,892
15,168 Compass Minerals International,
Inc. 564,705
13,641 Crown Holdings, Inc. 1,387,017
38,613 Dow, Inc. 2,054,598
24,985 Eastman Chemical Company 2,396,811
3,730 FMC Corporation 414,403
11,384 Freeport-McMoRan, Inc. 359,165
7,218 Graphic Packaging Holding
Company 160,601
12,010 Huntsman Corporation 347,810
9,675 Ingevity Corporation
g
649,193
6,100 Innospec, Inc. 622,200
38,555 Ivanhoe Mines, Ltd.
g
239,661
5,546 Kaiser Aluminum Corporation 420,220
52,445 LyondellBasell Industries NV 4,673,898
2,790 Martin Marietta Materials, Inc. 982,303
3,351 Mativ, Inc. 73,219
2,207 Minerals Technologies, Inc. 147,450
3,503 Myers Industries, Inc. 85,228
12,055 Nucor Corporation 1,637,069
312 O-I Glass, Inc.
g
4,590
7,541 Orion Engineered Carbons SA 130,384
1,538 PPG Industries, Inc. 198,848
8,023 Quaker Chemical Corporation 1,301,411
12,193 Reliance Steel & Aluminum
Company 2,319,718
14,598 RPM International, Inc. 1,319,659
5,101 Ryerson Holding Corporation 139,767
2,294 Sensient Technologies Corporation 197,238
3,532 Sherwin-Williams Company 854,532
6,601 Sonoco Products Company 419,097
7,412 Steel Dynamics, Inc. 577,247
5,896 SunCoke Energy, Inc. 43,630
6,783 Trinseo plc 242,628
2,035 Tronox Holdings plc 31,766
4,315 UFP Technologies, Inc.
g
347,444
2,625 United States Lime & Minerals, Inc. 270,034
16,334 United States Steel Corporation 386,299
6,589 Westlake Corporation 641,373
26,809 WestRock Company 1,135,629
1,540 Worthington Industries, Inc. 78,863
Total 35,669,945
Real Estate (1.3%)
111,692 AGNC Investment Corporation 1,408,436
23,073 Agree Realty Corporation 1,836,380
1,105 Alexandria Real Estate Equities,
Inc. 183,187
9,082 American Campus Communities,
Inc. 593,236
1,532 Apartment Income REIT
Corporation 69,461
4,712 AvalonBay Communities, Inc. 1,008,085
5,742 Camden Property Trust 810,196
15,944 CBRE Group, Inc.
g
1,365,125
45,310 CubeSmart 2,078,370
29,096 Cushman and Wakefield plc
g
488,813
1,220 Digital Realty Trust, Inc. 161,589
2,542 Duke Realty Corporation 159,028
1,280 EastGroup Properties, Inc. 218,291
37,928 EPR Properties 2,040,906
Shares Common Stock (23.9%) Value
Real Estate (1.3%) - continued
24,908 Essential Properties Realty Trust,
Inc. $ 600,781
878 Essex Property Trust, Inc. 251,573
3,107 Extra Space Storage, Inc. 588,839
21,403 First Industrial Realty Trust, Inc. 1,111,886
5,048 FirstService Corporation 675,624
8,913 Four Corners Property Trust, Inc. 260,527
1,212 Getty Realty Corporation 35,560
3,607 Gladstone Land Corporation 97,786
68,797 Healthcare Realty Trust, Inc. 1,805,921
98,217 Host Hotels & Resorts, Inc. 1,749,245
13,321 Independence Realty Trust, Inc. 295,726
4,606 Industrial Logistics Properties Trust 46,198
10,119 Kilroy Realty Corporation 548,248
5,232 Life Storage, Inc. 658,657
77,107 MGIC Investment Corporation 1,090,293
18,012 National Retail Properties, Inc. 857,551
103,305 National Storage Affiliates Trust 5,665,246
66,070 Necessity Retail REIT, Inc. 514,685
7,715 NetSTREIT Corporation 158,158
66,458 New Residential Investment
Corporation 725,057
3,573 NexPoint Residential Trust, Inc. 237,747
43,882 Pebblebrook Hotel Trust 858,332
11,485 Public Storage, Inc. 3,748,819
736 RE/MAX Holdings, Inc. 18,650
2,010 Realty Income Corporation 148,720
9,789 Regency Centers Corporation 630,705
60,761 Rexford Industrial Realty, Inc. 3,974,377
27,123 Sabra Health Care REIT, Inc. 417,423
3,415 SBA Communications Corporation 1,146,723
58,289 Service Properties Trust 381,210
2,142 Spirit Realty Capital, Inc. 94,976
19,642 UDR, Inc. 950,673
4,572 UMH Properties, Inc. 97,429
Total 42,864,448
Utilities (0.7%)
4,594 Alliant Energy Corporation 279,912
4,911 Artesian Resources Corporation 253,211
2,314 Avista Corporation 97,790
5,443 CenterPoint Energy, Inc. 172,489
4,344 Consolidated Water Company,
Ltd. 67,549
24,697 Constellation Energy Corporation 1,632,472
17,494 Duke Energy Corporation 1,923,115
18,981 Entergy Corporation 2,185,282
3,074 Essential Utilities, Inc. 159,664
211 Evergy, Inc. 14,403
41,057 Exelon Corporation 1,908,740
174,819 NiSource, Inc. 5,314,498
11,783 NorthWestern Corporation 653,367
47,185 OGE Energy Corporation 1,938,360
4,784 Pinnacle West Capital Corporation 351,480
4,335 Portland General Electric
Company 222,559
39,645 Sempra Energy 6,573,141
5,453 Spire, Inc. 410,284
15,584 UGI Corporation 672,605
Total 24,830,921
Total Common Stock
(cost $718,075,914) 795,043,983

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 22.1% ) Value
Asset-Backed Securities (0.9%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
$ 788,879
Access Group, Inc.
43,050
2.759%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
41,867
Ares XL CLO, Ltd.
875,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
805,600
Ares XXXIIR CLO, Ltd.
1,025,000
3.411%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
988,100
Buttermilk Park CLO, Ltd.
1,750,000
3.912%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,691,114
CarVal CLO II, Ltd.
850,000
4.210%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
809,157
500,000
4.710%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
469,945
CMFT Net Lease Master Issuer,
LLC
562,840
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
499,487
Commonbond Student Loan Trust
44,692
2.759%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
44,020
Dewolf Park CLO, Ltd.
850,000
3.962%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
815,542
Dryden 36 Senior Loan Fund
700,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
668,172
FirstKey Homes Trust
2,000,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,985,585
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
941,379
Galaxy XIX CLO, Ltd.
650,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
603,338
Goldentree Loan Management,
Ltd.
850,000
4.110%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
817,579
Harley Marine Financing, LLC
2,021,524
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,968,635
Home Partners of America Trust
1,076,323
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
980,149
Principal
Amount Long-Term Fixed Income (22.1%) Value
Asset-Backed Securities (0.9%) - continued
$ 900,530
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
$ 785,989
Laurel Road Prime Student Loan
Trust
459,878
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
451,927
Longfellow Place CLO, Ltd.
1,600,000
4.262%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,554,096
425,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
409,481
Madison Park Funding XIV, Ltd.
750,000
4.159%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
725,714
Mello Mortgage Capital
Acceptance
1,040,858
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
919,684
Mercury Financial Credit Card
Master Trust
1,100,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
1,046,848
National Collegiate Trust
269,434
2.554%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
260,836
OCP CLO, Ltd.
750,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
701,310
Octagon Investment Partners XVI,
Ltd.
200,000
4.140%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
192,271
OZLM IX, Ltd.
525,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
504,929
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
454,378
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
1,338,848
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
823,004
SLM Student Loan Trust
116,012
2.659%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
111,815
Sound Point CLO XIV, Ltd.
1,050,000
4.833%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,011,084
Sound Point CLO XXI, Ltd.
625,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
598,615

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Asset-Backed Securities (0.9%) - continued
Stratus CLO, Ltd.
$ 750,000
4.460%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
$ 697,466
TRK Trust
829,770
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
759,993
Upstart Securitization Trust
66,586
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
66,355
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
403,680
Wind River CLO, Ltd.
625,000
4.310%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
603,524
525,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
497,891
Total 29,838,286
Basic Materials (0.2%)
Alcoa Nederland Holding BV
210,000 5.500%,  12/15/2027
h
207,315
Anglo American Capital plc
300,000 3.875%,  3/16/2029
h
281,557
Avient Corporation
59,000 7.125%,  8/1/2030
e,h
60,795
Chemours Company
140,000 5.750%,  11/15/2028
h
133,419
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 179,154
80,000 4.625%,  3/1/2029
f,h
74,669
Consolidated Energy Finance SA
253,000 5.625%,  10/15/2028
h
206,132
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 102,454
EverArc Escrow Sarl
140,000 5.000%,  10/30/2029
h
123,019
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
h
288,607
Freeport-McMoRan, Inc.
682,000 4.625%,  8/1/2030 654,311
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
h
158,002
396,000 4.000%,  3/27/2027
h
384,061
Hecla Mining Company
110,000 7.250%,  2/15/2028 108,357
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
h
107,543
Ingevity Corporation
220,000 3.875%,  11/1/2028
h
195,208
International Flavors and
Fragrances, Inc.
500,000 3.468%,  12/1/2050
h
382,364
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 157,631
Mercer International, Inc.
120,000 5.125%,  2/1/2029 112,350
Methanex Corporation
162,000 4.250%,  12/1/2024 156,128
Principal
Amount Long-Term Fixed Income (22.1%) Value
Basic Materials (0.2%) - continued
Mosaic Company
$ 325,000 4.050%,  11/15/2027 $ 325,276
Novelis Corporation
90,000 3.250%,  11/15/2026
h
83,750
70,000 4.750%,  1/30/2030
h
64,752
90,000 3.875%,  8/15/2031
h
76,950
OCI NV
101,000 4.625%,  10/15/2025
h
97,465
Olin Corporation
291,000 5.125%,  9/15/2027 279,913
15,000 5.625%,  8/1/2029 14,400
SCIL USA Holdings, LLC
178,000 5.375%,  11/1/2026
h
148,909
SPCM SA
147,000 3.375%,  3/15/2030
h
118,295
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
h
139,147
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
h
99,780
Unifrax Escrow Issuer Corporation
138,000 5.250%,  9/30/2028
h
115,859
United States Steel Corporation
246,000 6.875%,  3/1/2029
f
236,263
Total 5,873,835
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
178,000 6.375%,  6/15/2030
h
179,364
AECOM
265,000 5.125%,  3/15/2027 268,707
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
h
232,990
15,000 4.625%,  5/15/2030
h
13,365
ARD Finance SA
55,000 6.500%,  6/30/2027
h
41,623
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
210,000 5.250%,  8/15/2027
h
159,738
34,000 5.250%,  8/15/2027
h
25,862
Boeing Company
460,000 5.930%,  5/1/2060 455,355
350,000 5.040%,  5/1/2027 356,922
600,000 5.705%,  5/1/2040 597,042
Bombardier, Inc.
159,000 7.125%,  6/15/2026
h
147,616
140,000 7.875%,  4/15/2027
h
129,500
120,000 6.000%,  2/15/2028
h
103,536
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
129,658
Carrier Global Corporation
256,000 3.577%,  4/5/2050 202,916
450,000 2.700%,  2/15/2031 396,802
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
h
23,224
46,000 8.750%,  4/15/2030
h
43,873
CNH Industrial NV
210,000 3.850%,  11/15/2027 201,394
Cornerstone Building Brands, Inc.
119,000 6.125%,  1/15/2029
h
79,730
Covert Mergeco, Inc.
90,000 4.875%,  12/1/2029
h
80,166

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Capital Goods (0.4%) - continued
CP Atlas Buyer, Inc.
$ 120,000 7.000%,  12/1/2028
h
$ 94,500
Crown Cork & Seal Company, Inc.
140,000 7.375%,  12/15/2026 151,166
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
h
104,653
250,000 3.500%,  9/1/2028
h
226,250
H&E Equipment Services, Inc.
258,000 3.875%,  12/15/2028
h
223,815
Howard Midstream Energy
Partners, LLC
172,000 6.750%,  1/15/2027
h
148,689
Howmet Aerospace, Inc.
244,000 3.000%,  1/15/2029 218,917
343,000 5.950%,  2/1/2037 340,343
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 270,186
JELD-WEN, Inc.
23,000 6.250%,  5/15/2025
h
22,906
60,000 4.625%,  12/15/2025
h
55,350
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 317,969
78,000 6.150%,  9/1/2036 94,065
Mauser Packaging Solutions
Holding Company
170,000 5.500%,  4/15/2024
h
168,150
140,000 7.250%,  4/15/2025
h
128,384
Meritor, Inc.
175,000 4.500%,  12/15/2028
h
173,688
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
h
78,702
Nesco Holdings II, Inc.
90,000 5.500%,  4/15/2029
h
78,075
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
h
171,010
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 490,116
OI European Group BV
243,000 4.750%,  2/15/2030
h
203,810
Owens-Brockway Glass Container,
Inc.
110,000 5.875%,  8/15/2023
h
110,000
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
h
106,200
Parker-Hannifin Corporation
570,000 4.500%,  9/15/2029 584,223
PGT Innovations, Inc.
156,000 4.375%,  10/1/2029
h
140,941
Raytheon Technologies
Corporation
331,000 4.125%,  11/16/2028 335,830
375,000 4.450%,  11/16/2038 370,110
300,000 3.750%,  11/1/2046 265,656
Republic Services, Inc.
235,000 2.900%,  7/1/2026 228,592
Roper Technologies, Inc.
192,000 4.200%,  9/15/2028 193,495
335,000 1.750%,  2/15/2031 273,606
SRM Escrow Issuer, LLC
240,000 6.000%,  11/1/2028
h
222,694
Principal
Amount Long-Term Fixed Income (22.1%) Value
Capital Goods (0.4%) - continued
Textron, Inc.
$ 510,000 3.375%,  3/1/2028 $ 485,446
Titan Acquisition, Ltd.
115,000 7.750%,  4/15/2026
h
102,925
TransDigm, Inc.
115,000 6.250%,  3/15/2026
h
115,553
525,000 5.500%,  11/15/2027 495,595
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 179,701
170,000 4.000%,  7/15/2030 156,400
Victors Merger Corporation
72,000 6.375%,  5/15/2029
h
40,383
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
h
97,125
WESCO Distribution, Inc.
200,000 7.250%,  6/15/2028
h
207,202
Total 12,341,804
Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust
118,810
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 77,319
AMSR Trust
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
1,330,676
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
913,713
Bellemeade Re, Ltd.
579,504
3.264%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
576,401
Business Jet Securities, LLC
519,878
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
483,113
CHL Mortgage Pass-Through Trust
1,361,560
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 842,909
Citicorp Mortgage Securities, Inc.
449,023
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 413,198
COLT Mortgage Loan Trust
1,041,989
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
932,103
Countrywide Alternative Loan Trust
136,168
2.539%,  10/25/2035, Ser.
2005-43, Class 4A1
b
118,859
603,641
7.000%,  10/25/2037, Ser.
2007-24, Class A10 260,302
Countrywide Asset-Backed
Certificates
10
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b,c
0
Countrywide Home Loans, Inc.
157,976
5.750%,  4/25/2037, Ser.
2007-3, Class A27 89,961
Credit Suisse Mortgage Trust
550,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
521,102
850,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
818,358
957,333
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
813,546

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 520,366
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
$ 461,372
1,806,838
3.432%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,767,463
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
66,022
6.000%,  8/25/2022, Ser.
2006-AR5, Class 23A 50,522
Federal Home Loan Mortgage
Corporation - REMIC
94,046
4.000%,  7/15/2031, Ser.
4104, Class KI
j
1,771
283,384
3.000%,  2/15/2033, Ser.
4170, Class IG
j
27,693
740,597
3.000%,  3/15/2033, Ser.
4180, Class PI
j
84,268
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 974,654
Federal National Mortgage
Association - REMIC
979,185
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
46,541
Flagstar Mortgage Trust
598,096
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
552,687
Foundation Finance Trust
531,231
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
490,045
FWD Securitization Trust
622,225
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
606,313
GCAT Trust
843,044
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
770,780
GS Mortgage-Backed Securities
Trust
1,163,472
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
1,069,034
GSAA Home Equity Trust
1,534,801
4.523%,  8/25/2034, Ser.
2004-10, Class M2
i
1,448,059
GSR Mortgage Loan Trust
759,975
3.395%,  9/25/2034, Ser.
2004-11, Class 2A2
b
740,300
J.P. Morgan Mortgage Trust
980,456
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
867,613
782,683
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
659,561
Legacy Mortgage Asset Trust
376,826
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
368,406
LHOME Mortgage Trust
350,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
332,205
900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
862,163
Merrill Lynch Alternative Note
Asset Trust
147,618
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 74,117
Principal
Amount Long-Term Fixed Income (22.1%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
New Residential Mortgage Loan
Trust
$ 2,094,216
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
$ 1,847,900
New York Mortgage Trust
1,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
945,981
627,389
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
607,912
Oak Street Investment
679,655
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
625,278
Oaktown Re VII, Ltd.
550,000
3.114%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
536,685
Oaktown Re, Ltd.
689,435
3.164%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
686,952
Onslow Bay Financial, LLC
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
541,869
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,375,192
Preston Ridge Partners Mortgage
Trust, LLC
698,184
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
664,121
Pretium Mortgage Credit Partners,
LLC
638,436
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
629,087
395,352
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
374,450
Residential Accredit Loans, Inc.
Trust
209,181
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 185,983
Toorak Mortgage Corporation, Ltd.
676,211
3.721%,  9/25/2022, Ser.
2019-2, Class A1 670,591
429,476
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
427,283
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
937,266
Tricon Residential Trust
725,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
663,511
Vericrest Opportunity Loan
Transferee
565,432
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
533,590
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
668,305
775,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
755,864
607,533
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
577,358
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
602,459

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
$ 515,642
392,731
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
371,373
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
357,468
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
347,861
Verus Securitization Trust
430,165
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
385,421
Total 37,282,529
Commercial Mortgage-Backed Securities (0.8%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,140,928
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
873,685
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
542,270
BANK 2021-BNK36
1,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 892,183
BANK 2022-BNK39
3,996,510
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
126,140
1,075,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 993,864
BANK 2022-BNK40
1,250,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
1,204,252
Barclays Commercial Mortgage
Securities, LLC
850,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
832,800
BBCMS Mortgage Trust
2,290,097
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
109,639
625,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
577,746
700,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
738,630
1,250,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 1,121,522
825,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 747,135
5,660,348
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
599,631
Benchmark Mortgage Trust
1,700,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,537,066
BFLD Trust
325,000
3.699%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
312,770
BINOM Securitization Trust
567,687
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
522,455
Principal
Amount Long-Term Fixed Income (22.1%) Value
Commercial Mortgage-Backed Securities (0.8%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,600,000
2.580%,  6/25/2055, Ser.
K145, Class A2
k
$ 1,498,132
1,425,000
2.450%,  4/25/2032, Ser.
K144, Class A2
k
1,319,666
2,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
2,364,453
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
3,000,000
3.000%,  8/25/2032, Ser.
K147, Class A2 2,919,903
2,000,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
2,026,179
3,000,000
3.530%,  10/25/2032, Ser.
K149, Class A2 3,043,496
Morgan Stanley Capital I Trust
5,969,197
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
663,745
Total 26,708,290
Communications Services (0.6%)
Altice France SA
110,000 8.125%,  2/1/2027
h
108,622
75,000 5.500%,  1/15/2028
h
66,130
81,000 5.125%,  7/15/2029
h
69,324
196,000 5.500%,  10/15/2029
h
168,574
AMC Networks, Inc.
121,000 4.750%,  8/1/2025 116,160
American Tower Corporation
100,000 3.375%,  10/15/2026 96,469
275,000 2.900%,  1/15/2030 245,303
AT&T, Inc.
342,000 3.650%,  6/1/2051 278,624
306,000 3.500%,  9/15/2053 241,907
350,000 2.300%,  6/1/2027 326,485
725,000 4.350%,  3/1/2029 731,322
300,000 4.900%,  8/15/2037 307,189
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
139,006
220,000 5.125%,  5/1/2027
h
215,479
185,000 4.750%,  3/1/2030
h
168,350
40,000 4.500%,  8/15/2030
h
35,557
362,000 4.750%,  2/1/2032
h
319,691
150,000 4.250%,  1/15/2034
h
123,905
Cengage Learning, Inc.
186,000 9.500%,  6/15/2024
h
175,892
Charter Communications
Operating, LLC
300,000 4.500%,  2/1/2024 301,955
430,000 4.200%,  3/15/2028 415,674
650,000 3.500%,  6/1/2041 475,838
Clear Channel Worldwide
Holdings, Inc.
141,000 5.125%,  8/15/2027
h
130,400
140,000 7.750%,  4/15/2028
h
112,605
Comcast Corporation
340,000 2.987%,  11/1/2063 243,708
355,000 3.950%,  10/15/2025 360,964
300,000 4.250%,  10/15/2030 308,091

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Communications Services (0.6%) - continued
$ 130,000 4.400%,  8/15/2035 $ 132,698
410,000 4.750%,  3/1/2044 410,655
250,000 4.600%,  8/15/2045 246,390
Consolidated Communications,
Inc.
142,000 5.000%,  10/1/2028
h
112,190
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
409,588
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
h
57,000
188,000 6.500%,  2/1/2029
h
181,721
354,000 4.125%,  12/1/2030
h
301,056
DIRECTV Holdings, LLC
208,000 5.875%,  8/15/2027
h
193,771
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 396,777
DISH DBS Corporation
60,000 5.250%,  12/1/2026
h
51,900
60,000 7.375%,  7/1/2028 42,766
95,000 5.750%,  12/1/2028
h
77,069
Entercom Media Corporation
218,000 6.500%,  5/1/2027
h
107,910
Frontier Communications
Corporation
70,000 6.750%,  5/1/2029
h
62,300
Frontier Communications
Holdings, LLC
164,000 5.875%,  10/15/2027
h
161,563
43,000 8.750%,  5/15/2030
h
45,661
GCI, LLC
150,000 4.750%,  10/15/2028
h
136,710
Gray Escrow II, Inc.
300,000 5.375%,  11/15/2031
h
264,750
Gray Television, Inc.
235,000 4.750%,  10/15/2030
h
202,031
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 194,750
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
h
170,691
Iliad Holding SASU
157,000 6.500%,  10/15/2026
h
150,696
LCPR Senior Secured Financing
DAC
130,000 6.750%,  10/15/2027
h
126,202
Level 3 Financing, Inc.
167,000 4.625%,  9/15/2027
h
152,645
300,000 4.250%,  7/1/2028
h
261,735
Magallanes, Inc.
399,000 5.141%,  3/15/2052
h
351,287
343,000 4.054%,  3/15/2029
h
326,452
343,000 5.050%,  3/15/2042
h
304,575
NBN Company, Ltd.
725,000 2.625%,  5/5/2031
h
633,005
Netflix, Inc.
110,000 4.875%,  4/15/2028 109,217
150,000 5.875%,  11/15/2028 155,610
272,000 5.375%,  11/15/2029
h
273,212
300,000 4.875%,  6/15/2030
h
295,948
Nexstar Escrow Corporation
91,000 5.625%,  7/15/2027
h
91,254
NTT Finance Corporation
398,000 4.372%,  7/27/2027
h
410,014
Principal
Amount Long-Term Fixed Income (22.1%) Value
Communications Services (0.6%) - continued
Omnicom Group, Inc.
$ 156,000 3.600%,  4/15/2026 $ 155,799
210,000 4.200%,  6/1/2030 206,573
Radiate Holdco, LLC
145,000 6.500%,  9/15/2028
h
115,053
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
h
58,313
105,000 5.375%,  1/15/2031
h
87,937
Scripps Escrow, Inc.
90,000 5.875%,  7/15/2027
h
86,219
Sinclair Television Group, Inc.
276,000 5.500%,  3/1/2030
h
220,370
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
h
213,231
105,000 4.000%,  7/15/2028
h
97,545
125,000 4.125%,  7/1/2030
h
112,856
Sprint Capital Corporation
96,000 6.875%,  11/15/2028 107,760
210,000 8.750%,  3/15/2032 271,950
Sprint Corporation
460,000 7.625%,  2/15/2025 490,981
TEGNA, Inc.
246,000 4.625%,  3/15/2028 240,274
Telesat Canada
80,000 4.875%,  6/1/2027
h
47,100
45,000 6.500%,  10/15/2027
h
18,668
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 434,999
230,000 2.875%,  2/15/2031 203,550
913,000 3.500%,  4/15/2031 844,251
300,000 4.375%,  4/15/2040 279,171
Twitter, Inc.
37,000 3.875%,  12/15/2027
h
35,206
United States Cellular Corporation
140,000 6.700%,  12/15/2033 139,115
Uniti Group, LP
50,000 4.750%,  4/15/2028
h
44,006
Univision Communications, Inc.
235,000 6.625%,  6/1/2027
h
235,588
VeriSign, Inc.
150,000 4.750%,  7/15/2027 149,057
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 243,986
304,000 2.100%,  3/22/2028 278,084
825,000 2.650%,  11/20/2040 637,219
VTR Finance NV
190,000 6.375%,  7/15/2028
h
114,635
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
h
209,575
Walt Disney Company
457,000 3.600%,  1/13/2051 401,034
Zayo Group Holdings, Inc.
136,000 4.000%,  3/1/2027
h
119,035
Total 20,784,163
Consumer Cyclical (0.6%)
1011778 B.C., ULC
210,000 4.375%,  1/15/2028
h
194,630
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
137,000 10.500%,  2/15/2028
h
66,875
Allied Universal Holdco, LLC
75,000 6.625%,  7/15/2026
h
72,673

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Consumer Cyclical (0.6%) - continued
$ 255,000 4.625%,  6/1/2028
h
$ 226,414
100,000 6.000%,  6/1/2029
h
76,875
Allison Transmission, Inc.
175,000 3.750%,  1/30/2031
h
151,154
Amazon.com, Inc.
975,000 3.100%,  5/12/2051 819,358
324,000 3.875%,  8/22/2037 326,232
234,000 4.050%,  8/22/2047 231,321
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027
f
312,000
Arko Corporation
97,000 5.125%,  11/15/2029
h
81,488
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
108,520
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
h
138,034
Boyne USA, Inc.
115,000 4.750%,  5/15/2029
h
107,669
Brookfield Property REIT, Inc.
93,000 5.750%,  5/15/2026
h
90,695
Brookfield Residential Properties,
Inc.
150,000 6.250%,  9/15/2027
h
134,767
Caesars Entertainment, Inc.
218,000 6.250%,  7/1/2025
h
217,455
75,000 8.125%,  7/1/2027
h
75,000
156,000 4.625%,  10/15/2029
f,h
132,257
Carnival Corporation
96,000 10.500%,  2/1/2026
h
100,802
97,000 7.625%,  3/1/2026
h
83,445
215,000 5.750%,  3/1/2027
h
172,334
Cedar Fair, LP
74,000 5.375%,  4/15/2027 72,116
163,000 5.250%,  7/15/2029 155,904
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
132,722
Cinemark USA, Inc.
189,000 5.875%,  3/15/2026
f,h
181,440
Clarios Global, LP
105,000 8.500%,  5/15/2027
h
105,974
Cushman & Wakefield US
Borrower, LLC
85,000 6.750%,  5/15/2028
h
84,117
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 473,942
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
h
357,646
Dana, Inc.
160,000 5.625%,  6/15/2028 148,926
Empire Communities Corporation
118,000 7.000%,  12/15/2025
h
102,955
Expedia Group, Inc.
900,000 3.250%,  2/15/2030 777,271
Ford Motor Company
91,000 3.250%,  2/12/2032 75,985
Ford Motor Credit Company, LLC
170,000 4.063%,  11/1/2024 167,237
525,000 2.300%,  2/10/2025 492,043
370,000 4.134%,  8/4/2025 364,912
270,000 2.700%,  8/10/2026 245,362
Principal
Amount Long-Term Fixed Income (22.1%) Value
Consumer Cyclical (0.6%) - continued
Forestar Group, Inc.
$ 140,000 3.850%,  5/15/2026
h
$ 123,747
General Motors Company
450,000 6.125%,  10/1/2025 473,061
400,000 6.800%,  10/1/2027 432,579
627,000 5.000%,  4/1/2035 586,231
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 268,636
GLP Capital, LP
469,000 5.750%,  6/1/2028 468,125
Goodyear Tire & Rubber Company
105,000 5.000%,  7/15/2029 95,760
65,000 5.250%,  7/15/2031 56,521
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
h
65,169
Hanesbrands, Inc.
135,000 4.875%,  5/15/2026
h
131,400
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
h
110,000
Hilton Domestic Operating
Company, Inc.
250,000 4.875%,  1/15/2030 242,813
68,000 3.625%,  2/15/2032
h
58,650
Hilton Grand Vacations Borrower
Escrow, LLC
180,000 5.000%,  6/1/2029
h
159,269
Home Depot, Inc.
375,000 5.400%,  9/15/2040 418,133
228,000 4.250%,  4/1/2046 224,845
340,000 3.900%,  6/15/2047 318,866
Hyundai Capital America
375,000 1.800%,  1/10/2028
h
321,788
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
212,443
International Game Technology plc
206,000 5.250%,  1/15/2029
h
198,929
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
h
77,955
KB Home
215,000 4.800%,  11/15/2029 193,414
Kia Corporation
200,000 2.375%,  2/14/2025
h
191,538
Kohl's Corporation
182,000 3.375%,  5/1/2031 137,126
425,000 5.550%,  7/17/2045 307,927
L Brands, Inc.
240,000 6.625%,  10/1/2030
h
229,023
70,000 6.875%,  11/1/2035 64,164
Lennar Corporation
475,000 4.750%,  5/30/2025 478,898
Lowe's Companies, Inc.
650,000 2.625%,  4/1/2031 580,551
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
h
122,960
Magic MergerCo, Inc.
112,000 5.250%,  5/1/2028
h
93,240
Marriott International, Inc.
48,000 5.750%,  5/1/2025 50,078
600,000 4.625%,  6/15/2030 587,136
Mastercard, Inc.
275,000 3.950%,  2/26/2048 265,857

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Consumer Cyclical (0.6%) - continued
Mattamy Group Corporation
$ 129,000 5.250%,  12/15/2027
h
$ 113,270
McDonald's Corporation
50,000 2.125%,  3/1/2030 44,513
470,000 4.450%,  3/1/2047 459,461
MDC Holdings, Inc.
325,000 2.500%,  1/15/2031 241,840
MGM Resorts International
255,000 6.000%,  3/15/2023 257,197
NCL Corporation, Ltd.
174,000 3.625%,  12/15/2024
h
149,640
70,000 5.875%,  2/15/2027
h
64,330
Nissan Motor Acceptance
Company, LLC
640,000 1.125%,  9/16/2024
h
593,707
Penn National Gaming, Inc.
150,000 4.125%,  7/1/2029
h
124,830
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
h
170,816
190,000 7.750%,  2/15/2029
h
182,917
Realogy Group, LLC
160,000 5.750%,  1/15/2029
h
130,662
Rite Aid Corporation
62,000 7.500%,  7/1/2025
h
53,901
Royal Caribbean Cruises, Ltd.
266,000 9.125%,  6/15/2023
h
270,019
71,000 11.500%,  6/1/2025
h
76,054
168,000 4.250%,  7/1/2026
h
131,872
Scientific Games International, Inc.
160,000 7.250%,  11/15/2029
h
162,800
72,000 6.625%,  3/1/2030
h
64,620
SeaWorld Parks and
Entertainment, Inc.
68,000 5.250%,  8/15/2029
h
60,962
Six Flags Theme Parks, Inc.
73,000 7.000%,  7/1/2025
h
75,074
Staples, Inc.
132,000 7.500%,  4/15/2026
h
116,820
119,000 10.750%,  4/15/2027
h
88,465
Station Casinos, LLC
111,000 4.625%,  12/1/2031
h
96,879
Target Corporation
342,000 2.950%,  1/15/2052 273,873
Tenneco, Inc.
165,000 5.000%,  7/15/2026 162,113
Toll Brothers Finance Corporation
600,000 3.800%,  11/1/2029
f
539,360
Travel + Leisure Company
110,000 6.625%,  7/31/2026
h
111,872
Uber Technologies, Inc.
100,000 6.250%,  1/15/2028
f,h
98,353
Volkswagen Group of America
Finance, LLC
422,000 4.350%,  6/8/2027
h
419,834
Wabash National Corporation
157,000 4.500%,  10/15/2028
h
129,235
Wyndham Hotels & Resorts, Inc.
95,000 4.375%,  8/15/2028
h
87,277
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
h
165,308
Principal
Amount Long-Term Fixed Income (22.1%) Value
Consumer Cyclical (0.6%) - continued
ZF North America Capital, Inc.
$ 185,000 4.750%,  4/29/2025
h
$ 176,099
Total 22,099,355
Consumer Non-Cyclical (0.8%)
Abbott Laboratories
518,000 4.750%,  11/30/2036 580,161
AbbVie, Inc.
125,000 2.950%,  11/21/2026 121,955
200,000 4.500%,  5/14/2035 202,884
600,000 4.300%,  5/14/2036 596,149
325,000 4.850%,  6/15/2044 329,835
450,000 4.875%,  11/14/2048 456,794
Albertson's Companies, Inc.
205,000 3.500%,  3/15/2029
h
179,512
Altria Group, Inc.
158,000 5.800%,  2/14/2039 149,493
Amgen, Inc.
375,000 4.200%,  2/22/2052 349,336
Anheuser-Busch Companies, LLC
480,000 4.700%,  2/1/2036 493,370
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 627,193
495,000 4.375%,  4/15/2038 478,254
Anthem, Inc.
560,000 3.125%,  5/15/2050 443,514
390,000 4.625%,  5/15/2042 390,019
Aramark Services, Inc.
50,000 6.375%,  5/1/2025
h
50,092
220,000 5.000%,  2/1/2028
h
214,940
Archer-Daniels-Midland Company
560,000 2.700%,  9/15/2051 438,996
AstraZeneca plc
600,000 3.000%,  5/28/2051 503,187
Avantor Funding, Inc.
229,000 4.625%,  7/15/2028
h
220,463
Bausch Health Companies, Inc.
64,000 5.500%,  11/1/2025
h
56,960
111,000 9.000%,  12/15/2025
h
80,475
438,000 5.000%,  1/30/2028
h
233,235
141,000 4.875%,  6/1/2028
h
112,271
Becton, Dickinson and Company
294,000 3.794%,  5/20/2050 254,749
325,000 3.700%,  6/6/2027 321,939
Bristol-Myers Squibb Company
228,000 3.550%,  3/15/2042 210,517
Bunge, Ltd. Finance Corporation
608,000 2.750%,  5/14/2031 524,119
Cargill, Inc.
269,000 3.125%,  5/25/2051
h
216,668
Centene Corporation
230,000 4.250%,  12/15/2027 225,978
13,000 4.625%,  12/15/2029 12,821
260,000 3.000%,  10/15/2030 232,060
600,000 2.625%,  8/1/2031 511,643
Central Garden & Pet Company
205,000 4.125%,  10/15/2030 177,719
Chobani, LLC/Chobani Finance
Corporation, Inc.
168,000 4.625%,  11/15/2028
h
151,454
Community Health Systems, Inc.
65,000 5.625%,  3/15/2027
h
57,769

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Consumer Non-Cyclical (0.8%) - continued
$ 40,000 8.000%,  12/15/2027
h
$ 38,000
140,000 6.000%,  1/15/2029
h
122,150
296,000 6.875%,  4/15/2029
h
164,280
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 348,911
275,000 2.875%,  5/1/2030 248,788
Coty, Inc.
115,000 5.000%,  4/15/2026
h
112,942
CVS Health Corporation
435,000 4.875%,  7/20/2035 450,519
Danaher Corporation
241,000 2.800%,  12/10/2051 184,965
DaVita, Inc.
111,000 4.625%,  6/1/2030
h
91,020
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
h
122,569
Eli Lilly and Company
408,000 2.500%,  9/15/2060 298,456
Embecta Corporation
54,000 6.750%,  2/15/2030
h
49,599
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
222,048
Energizer Holdings, Inc.
160,000 4.750%,  6/15/2028
h
135,906
H. J. Heinz Company
70,000 5.200%,  7/15/2045 69,685
HCA, Inc.
287,000 5.375%,  2/1/2025 292,748
396,000 3.500%,  9/1/2030 361,346
HFC Prestige Products, Inc.
207,000 4.750%,  1/15/2029
h
187,896
HLF Financing SARL, LLC
262,000 4.875%,  6/1/2029
h
193,503
Humana, Inc.
225,000 2.150%,  2/3/2032 190,905
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
362,033
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
342,000 4.375%,  2/2/2052
h
259,195
6,000 6.500%,  4/15/2029
h
6,096
227,000 5.500%,  1/15/2030
h
220,518
392,000 3.000%,  5/15/2032
h
319,633
Johnson & Johnson
450,000 4.375%,  12/5/2033 484,510
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 362,510
Kraft Heinz Foods Company
325,000 3.875%,  5/15/2027 323,167
300,000 4.375%,  6/1/2046 263,702
Mattel, Inc.
175,000 3.375%,  4/1/2026
h
165,957
286,000 5.450%,  11/1/2041 260,774
Medtronic, Inc.
343,000 4.375%,  3/15/2035 360,882
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
h
192,500
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
h
116,584
190,000 5.250%,  10/1/2029
h
171,713
Newell Brands, Inc.
362,000 4.450%,  4/1/2026 357,352
Principal
Amount Long-Term Fixed Income (22.1%) Value
Consumer Non-Cyclical (0.8%) - continued
Organon & Company
$ 161,000 4.125%,  4/30/2028
h
$ 152,226
Owens & Minor, Inc.
116,000 6.625%,  4/1/2030
h
116,019
Par Pharmaceutical, Inc.
160,000 7.500%,  4/1/2027
h
128,933
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 233,799
Performance Food Group, Inc.
102,000 4.250%,  8/1/2029
h
90,637
Perrigo Finance Unlimited
Company
262,000 4.375%,  3/15/2026 257,850
Pilgrim's Pride Corporation
59,000 5.875%,  9/30/2027
h
59,000
140,000 3.500%,  3/1/2032
h
118,213
Post Holdings, Inc.
148,000 5.750%,  3/1/2027
h
147,630
66,000 5.625%,  1/15/2028
h
65,010
63,000 5.500%,  12/15/2029
h
59,551
135,000 4.500%,  9/15/2031
h
119,813
Prime Security Services Borrower,
LLC/Prime Finance Inc.
395,000 5.750%,  4/15/2026
h
401,427
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 461,411
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
221,217
Scotts Miracle-Gro Company
104,000 4.500%,  10/15/2029 88,920
SEG Holding, LLC
185,000 5.625%,  10/15/2028
h
166,510
Simmons Foods, Inc.
277,000 4.625%,  3/1/2029
h
252,890
Spectrum Brands, Inc.
125,000 5.000%,  10/1/2029
h
112,188
100,000 5.500%,  7/15/2030
h
90,087
Syneos Health, Inc.
150,000 3.625%,  1/15/2029
h
134,253
Sysco Corporation
325,000 6.600%,  4/1/2040 387,607
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 266,806
Teleflex, Inc.
320,000 4.625%,  11/15/2027 314,710
Tenet Healthcare Corporation
58,000 4.625%,  7/15/2024 57,955
115,000 6.250%,  2/1/2027
h
116,342
465,000 5.125%,  11/1/2027
h
458,025
105,000 6.125%,  10/1/2028
h
102,375
Teva Pharmaceutical Finance
Netherlands III BV
241,000 3.150%,  10/1/2026 217,563
Thermo Fisher Scientific, Inc.
375,000 2.000%,  10/15/2031 333,667
TreeHouse Foods, Inc.
184,000 4.000%,  9/1/2028 160,080
United Natural Foods, Inc.
81,000 6.750%,  10/15/2028
h
81,506
UnitedHealth Group, Inc.
342,000 4.750%,  5/15/2052 362,459
114,000 4.950%,  5/15/2062 123,041

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Consumer Non-Cyclical (0.8%) - continued
$ 685,000 4.625%,  7/15/2035 $ 728,929
Valeant Pharmaceuticals
International, Inc.
110,000 8.500%,  1/31/2027
h
69,476
Zoetis, Inc.
509,000 4.700%,  2/1/2043 508,799
Total 26,086,810
Energy (0.5%)
Antero Resources Corporation
101,000 5.375%,  3/1/2030
h
99,232
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
h
153,835
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
92,000 6.625%,  7/15/2026
h
86,548
BP Capital Markets America, Inc.
736,000 2.939%,  6/4/2051 554,852
150,000 3.543%,  4/6/2027 150,387
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 162,890
Callon Petroleum Company
133,000 8.250%,  7/15/2025 133,027
74,000 7.500%,  6/15/2030
h
70,973
Canadian Natural Resources, Ltd.
215,000 2.050%,  7/15/2025 203,021
325,000 2.950%,  7/15/2030 293,937
Cenovus Energy, Inc.
90,000 5.375%,  7/15/2025 93,446
342,000 4.250%,  4/15/2027 340,561
Cheniere Corpus Christi Holdings,
LLC
240,000 2.742%,  12/31/2039 193,223
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 29,065
88,000 3.250%,  1/31/2032 76,780
Cheniere Energy, Inc.
128,000 4.625%,  10/15/2028 124,627
Chesapeake Energy Corporation
240,000 6.750%,  4/15/2029
h
248,604
CNX Resources Corporation
120,000 6.000%,  1/15/2029
h
116,700
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
h
108,045
Continental Resources, Inc.
196,000 2.268%,  11/15/2026
h
177,140
433,000 5.750%,  1/15/2031
h
426,942
CrownRock Finance, Inc.
161,000 5.625%,  10/15/2025
h
160,762
Devon Energy Corporation
852,000 4.500%,  1/15/2030 825,769
DT Midstream, Inc.
155,000 4.125%,  6/15/2029
h
143,493
70,000 4.375%,  6/15/2031
h
62,825
Enbridge, Inc.
321,000 2.500%,  2/14/2025 310,400
Endeavor Energy Resources, LP
156,000 5.750%,  1/30/2028
h
156,240
Energy Transfer, LP
250,000 4.000%,  10/1/2027 241,905
215,000 4.900%,  3/15/2035 202,073
175,000 5.150%,  2/1/2043 154,664
Principal
Amount Long-Term Fixed Income (22.1%) Value
Energy (0.5%) - continued
$ 445,000 6.000%,  6/15/2048 $ 433,972
EnLink Midstream Partners, LP
175,000 4.850%,  7/15/2026 173,157
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 233,825
EQT Corporation
342,000 6.625%,  2/1/2025 356,097
342,000 3.900%,  10/1/2027 332,711
Equinor ASA
390,000 3.000%,  4/6/2027 382,731
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 388,839
Ferrellgas, LP
115,000 5.375%,  4/1/2026
h
106,950
Halliburton Company
400,000 4.850%,  11/15/2035 401,801
228,000 5.000%,  11/15/2045 220,206
Harvest Midstream, LP
268,000 7.500%,  9/1/2028
h
256,026
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
h
169,362
81,000 5.500%,  10/15/2030
h
75,445
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
h
232,687
70,000 6.250%,  4/15/2032
h
63,046
Holly Energy Partners, LP/Holly
Energy Finance Corporation
99,000 6.375%,  4/15/2027
h
98,020
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
h
116,013
Laredo Petroleum, Inc.
230,000 7.750%,  7/31/2029
f,h
218,500
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 221,293
Marathon Petroleum Corporation
87,000 6.500%,  3/1/2041 96,752
MEG Energy Corporation
148,000 7.125%,  2/1/2027
h
153,395
MPLX, LP
540,000 4.875%,  6/1/2025 550,954
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 108,762
Nabors Industries, Ltd.
175,000 7.250%,  1/15/2026
h
158,812
National Fuel Gas Company
575,000 5.500%,  1/15/2026 587,910
NuStar Logistics, LP
140,000 5.750%,  10/1/2025 136,024
Oasis Petroleum, Inc.
130,000 6.375%,  6/1/2026
h
128,050
Occidental Petroleum Corporation
95,000 8.500%,  7/15/2027 108,537
130,000 6.450%,  9/15/2036 144,577
Ovintiv Exploration, Inc.
327,000 5.375%,  1/1/2026 333,492
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
h
103,004
Range Resources Corporation
138,000 4.750%,  2/15/2030
h
131,790
Sabine Pass Liquefaction, LLC
750,000 4.500%,  5/15/2030 741,737

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Energy (0.5%) - continued
Schlumberger Holdings
Corporation
$ 365,000 4.000%,  12/21/2025
h
$ 365,856
SM Energy Company
108,000 6.625%,  1/15/2027 107,595
105,000 6.500%,  7/15/2028 103,466
Southwestern Energy Company
92,000 5.375%,  2/1/2029 89,930
90,000 5.375%,  3/15/2030 88,554
80,000 4.750%,  2/1/2032 74,600
Sunoco, LP
200,000 5.875%,  3/15/2028 191,372
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
279,000 5.500%,  1/15/2028
h
253,354
Targa Resources Corporation
400,000 4.200%,  2/1/2033 375,710
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
h
130,310
Transocean Proteus, Ltd.
63,000 6.250%,  12/1/2024
h
59,548
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
132,666
USA Compression Partners, LP
156,000 6.875%,  4/1/2026 146,216
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
h
135,640
85,000 4.125%,  8/15/2031
h
78,361
W&T Offshore, Inc.
91,000 9.750%,  11/1/2023
h
87,815
Weatherford International, Ltd.
155,000 8.625%,  4/30/2030
h
140,167
Western Midstream Operating, LP
200,000 3.950%,  6/1/2025 197,946
110,000 5.500%,  8/15/2048 95,898
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 494,729
Total 17,416,176
Financials (1.8%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
425,000 3.500%,  1/15/2025 409,416
425,000 3.875%,  1/23/2028 392,215
265,000 3.400%,  10/29/2033 218,733
Air Lease Corporation
650,000 3.000%,  2/1/2030 547,601
170,000 2.875%,  1/15/2032 139,998
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
h
367,014
200,000 2.850%,  1/26/2028
h
167,579
Alliant Holdings Intermediate, LLC
77,000 6.750%,  10/15/2027
h
73,084
Ally Financial, Inc.
556,000 5.750%,  11/20/2025 563,072
400,000 8.000%,  11/1/2031 452,468
Altice Financing SA
100,000 5.750%,  8/15/2029
h
87,297
American Express Company
325,000 3.375%,  5/3/2024 324,470
475,000 2.250%,  3/4/2025 460,038
Principal
Amount Long-Term Fixed Income (22.1%) Value
Financials (1.8%) - continued
American Finance Trust, Inc.
$ 204,000 4.500%,  9/30/2028
h
$ 164,132
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 527,443
American International Group, Inc.
678,000 3.900%,  4/1/2026 678,339
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
127,330
Ares Capital Corporation
341,000 3.250%,  7/15/2025 321,548
575,000 3.875%,  1/15/2026 541,212
300,000 2.150%,  7/15/2026 259,398
Associated Banc-Corporation
325,000 4.250%,  1/15/2025 325,888
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
283,442
Aviation Capital Group, LLC
640,000 5.500%,  12/15/2024
h
635,026
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
h
321,108
130,000 4.250%,  4/15/2026
h
121,067
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
h
433,500
Banco Santander SA
400,000 4.175%,  3/24/2028
b
384,734
Bank of America Corporation
325,000 1.734%,  7/22/2027
b
294,827
425,000 3.824%,  1/20/2028
b
417,116
300,000 2.087%,  6/14/2029
b
264,977
150,000 3.974%,  2/7/2030
b
145,210
350,000 2.496%,  2/13/2031
b
305,570
600,000 1.922%,  10/24/2031
b
494,380
343,000 2.972%,  2/4/2033
b
303,854
685,000 4.571%,  4/27/2033
b
689,643
455,000 3.846%,  3/8/2037
b
411,352
Bank of Montreal
341,000 1.500%,  1/10/2025 324,678
Barclays plc
550,000 4.972%,  5/16/2029
b
545,346
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025
h
315,429
BNP Paribas SA
572,000 3.132%,  1/20/2033
b,h
489,543
BPCE SA
588,000 3.500%,  10/23/2027
h
551,063
Camden Property Trust
400,000 3.150%,  7/1/2029 376,792
Canpack SA/Canpack US LLC
220,000 3.125%,  11/1/2025
h
197,384
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 425,366
350,000 2.636%,  3/3/2026
b
332,587
Cascades USA, Inc.
180,000 5.125%,  1/15/2026
h
167,780
Charles Schwab Corporation
600,000 2.450%,  3/3/2027 574,679
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 219,821
Citigroup, Inc.
408,000 0.981%,  5/1/2025
b
386,289
455,000 4.400%,  6/10/2025 459,509
299,000 1.281%,  11/3/2025
b
279,799

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Financials (1.8%) - continued
$ 304,000 3.200%,  10/21/2026 $ 297,167
468,000 3.668%,  7/24/2028
b
453,271
228,000 4.125%,  7/25/2028 226,910
99,000 3.520%,  10/27/2028
b
94,627
484,000 4.910%,  5/24/2033
b
498,649
Commerzbank AG
390,000 8.125%,  9/19/2023
h
399,800
Corebridge Financial, Inc.
457,000 4.400%,  4/5/2052
h
394,625
171,000 4.350%,  4/5/2042
h
149,615
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
*
235,139
Credit Agricole SA
400,000 6.875%,  9/23/2024
b,h,l
403,412
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,l
310,100
600,000 2.193%,  6/5/2026
b,h
546,587
Danske Bank AS
350,000 0.976%,  9/10/2025
b,h
324,235
Deutsche Bank AG
300,000 2.311%,  11/16/2027
b
260,712
525,000 3.729%,  1/14/2032
b
409,007
Discover Bank
480,000 4.682%,  8/9/2028
b
467,404
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
h
218,758
Duke Realty, LP
300,000 2.875%,  11/15/2029 276,525
EPR Properties
210,000 4.950%,  4/15/2028 195,962
306,000 3.600%,  11/15/2031 251,634
ERP Operating, LP
75,000 3.375%,  6/1/2025 73,971
First Horizon Bank
150,000 5.750%,  5/1/2030 156,890
First Horizon National Corporation
510,000 4.000%,  5/26/2025 503,738
First-Citizens Bank & Trust
Company
480,000 6.125%,  3/9/2028 509,552
Fortress Transportation and
Infrastructure Investors, LLC
134,000 6.500%,  10/1/2025
h
133,330
58,000 9.750%,  8/1/2027
h
58,557
105,000 5.500%,  5/1/2028
h
94,401
FS KKR Capital Corporation
122,000 1.650%,  10/12/2024 113,055
296,000 4.250%,  2/14/2025
h
282,944
325,000 3.400%,  1/15/2026 295,994
GE Capital International Funding
Company
739,000 4.418%,  11/15/2035 729,420
Genworth Mortgage Holdings, Inc.
88,000 6.500%,  8/15/2025
h
88,642
Global Net Lease, Inc.
239,000 3.750%,  12/15/2027
h
209,544
Goldman Sachs Group, Inc.
250,000 3.625%,  2/20/2024 250,387
320,000 1.948%,  10/21/2027
b
292,032
145,000 1.992%,  1/27/2032
b
119,432
1,029,000 3.102%,  2/24/2033
b
919,477
195,000 4.750%,  10/21/2045 190,741
Principal
Amount Long-Term Fixed Income (22.1%) Value
Financials (1.8%) - continued
HCP, Inc.
$ 87,000 3.400%,  2/1/2025 $ 85,687
HSBC Holdings plc
510,000 1.162%,  11/22/2024
b
488,807
725,000 3.803%,  3/11/2025
b
715,854
450,000 2.999%,  3/10/2026
b
433,123
275,000 3.900%,  5/25/2026 273,609
HUB International, Ltd.
63,000 7.000%,  5/1/2026
h
62,211
145,000 5.625%,  12/1/2029
h
128,468
Icahn Enterprises, LP
139,000 4.750%,  9/15/2024 136,394
220,000 6.375%,  12/15/2025 219,531
50,000 6.250%,  5/15/2026 49,708
135,000 5.250%,  5/15/2027 129,589
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 205,989
228,000 4.350%,  6/15/2029 232,603
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 224,452
iStar, Inc.
195,000 4.250%,  8/1/2025 185,981
J.P. Morgan Chase & Company
300,000 3.125%,  1/23/2025 299,476
300,000 0.824%,  6/1/2025
b
282,096
362,000 1.561%,  12/10/2025
b
341,076
375,000 1.040%,  2/4/2027
b
337,092
456,000 1.578%,  4/22/2027
b
414,207
460,000 2.947%,  2/24/2028
b
434,961
575,000 4.203%,  7/23/2029
b
567,650
425,000 2.522%,  4/22/2031
b
372,921
525,000 1.953%,  2/4/2032
b
436,181
457,000 4.586%,  4/26/2033
b
462,732
342,000 4.912%,  7/25/2033
b
356,606
470,000 3.882%,  7/24/2038
b
437,579
Jefferies Finance, LLC
120,000 5.000%,  8/15/2028
h
100,583
KeyCorp
168,000 3.878%,  5/23/2025
b
167,502
Kimco Realty Corporation
424,000 3.300%,  2/1/2025 418,123
Lloyds Banking Group plc
550,000 3.870%,  7/9/2025
b
544,453
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
h
190,650
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
b,h
320,712
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
*
375,941
Mitsubishi UFJ Financial Group,
Inc.
400,000 0.962%,  10/11/2025
b
371,601
290,000 3.287%,  7/25/2027 278,677
350,000 2.048%,  7/17/2030 293,020
Morgan Stanley
350,000 2.630%,  2/18/2026
b
337,172
275,000 2.188%,  4/28/2026
b
261,866
450,000 4.350%,  9/8/2026 453,685
468,000 3.591%,  7/22/2028
b
452,853
440,000 3.622%,  4/1/2031
b
418,993
400,000 5.297%,  4/20/2037
b
402,947
445,000 2.802%,  1/25/2052
b
322,199

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Financials (1.8%) - continued
MPT Operating Partnership, LP
$ 138,000 4.625%,  8/1/2029 $ 129,375
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 255,566
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
h
107,432
NatWest Group plc
225,000 4.445%,  5/8/2030
b
216,516
Navient Corporation
140,000 5.500%,  1/25/2023 140,784
70,000 5.000%,  3/15/2027 63,274
Northern Trust Corporation
484,000 4.000%,  5/10/2027 497,878
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 374,229
375,000 3.375%,  2/1/2031 311,067
OneMain Finance Corporation
190,000 6.875%,  3/15/2025 187,625
287,000 7.125%,  3/15/2026 277,809
105,000 3.500%,  1/15/2027 89,401
Owl Rock Capital Corporation
150,000 4.250%,  1/15/2026 141,954
Owl Rock Core Income
Corporation
286,000 4.700%,  2/8/2027
h
263,777
Owl Rock Technology Finance
Corporation
150,000 4.750%,  12/15/2025
h
140,789
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
h
322,055
Park Intermediate Holdings, LLC
145,000 4.875%,  5/15/2029
h
133,523
PennyMac Financial Services, Inc.
88,000 4.250%,  2/15/2029
h
71,683
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
h
130,968
PNC Financial Services Group,
Inc.
456,000 4.626%,  6/6/2033
b
452,324
PRA Group, Inc.
86,000 7.375%,  9/1/2025
h
85,179
Principal Life Global Funding II
500,000 1.250%,  8/16/2026
h
448,885
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
b
414,438
175,000 3.700%,  3/13/2051 151,428
Radian Group, Inc.
140,000 4.875%,  3/15/2027 137,010
Realty Income Corporation
120,000 4.125%,  10/15/2026 121,000
385,000 2.850%,  12/15/2032 344,213
Regency Centers, LP
350,000 4.125%,  3/15/2028 344,848
Rocket Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
h
183,825
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
b
530,981
Service Properties Trust
66,000 4.650%,  3/15/2024 60,020
121,000 7.500%,  9/15/2025 117,317
130,000 5.500%,  12/15/2027 112,923
Principal
Amount Long-Term Fixed Income (22.1%) Value
Financials (1.8%) - continued
Simon Property Group, LP
$ 400,000 3.800%,  7/15/2050 $ 330,941
SLM Corporation
60,000 4.200%,  10/29/2025 58,293
Societe Generale SA
234,000 4.750%,  11/24/2025
h
232,268
Spirit Realty, LP
525,000 2.100%,  3/15/2028 448,086
Standard Chartered plc
399,000 1.822%,  11/23/2025
b,h
372,258
State Street Corporation
165,000 4.421%,  5/13/2033
b
168,981
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 219,706
200,000 1.710%,  1/12/2031 160,526
Sumitomo Mitsui Trust Bank, Ltd.
640,000 0.800%,  9/16/2024
h
598,788
UBS Group AG
350,000 4.488%,  5/12/2026
b,h
352,049
UDR, Inc.
425,000 2.100%,  8/1/2032 340,990
United Wholesale Mortgage, LLC
92,000 5.500%,  4/15/2029
h
78,945
VICI Properties, LP/VICI Note
Company, Inc.
684,000 4.625%,  6/15/2025
h
663,889
256,000 5.750%,  2/1/2027
h
254,920
115,000 3.750%,  2/15/2027
h
105,310
Visa, Inc.
457,000 2.000%,  8/15/2050 322,284
315,000 2.700%,  4/15/2040 265,357
Wells Fargo & Company
285,000 3.000%,  2/19/2025 281,801
400,000 3.000%,  4/22/2026 389,461
304,000 3.000%,  10/23/2026 294,798
342,000 3.526%,  3/24/2028
b
330,544
775,000 2.393%,  6/2/2028
b
710,679
550,000 4.900%,  11/17/2045 529,313
Welltower, Inc.
450,000 2.050%,  1/15/2029 391,237
Willis North America, Inc.
456,000 4.650%,  6/15/2027 459,726
XHR, LP
64,000 4.875%,  6/1/2029
h
57,720
Total 59,540,918
Mortgage-Backed Securities (5.7%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
7,730,954 2.500%,  5/1/2051 7,246,909
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
8,925,000 2.000%,  8/1/2037
e
8,488,512
12,375,000 2.500%,  8/1/2037
e
12,041,455
2,150,000 3.000%,  8/1/2037
e
2,134,589
1,000,000 4.000%,  8/1/2037
e
1,016,602
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,310,924 3.000%,  1/1/2052
e
8,024,574

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Mortgage-Backed Securities (5.7%) - continued
$ 3,881,199 2.500%,  2/1/2051 $ 3,627,613
14,977,925 2.000%,  3/1/2051 13,509,210
8,547,066 3.000%,  3/1/2052 8,252,900
9,871,972 2.000%,  4/1/2051 8,900,599
6,459,094 2.500%,  4/1/2051 6,038,228
5,012,418 3.000%,  4/1/2051 4,842,724
5,269,213 3.000%,  5/1/2050 5,108,417
5,993,493 2.500%,  7/1/2051 5,601,018
13,881,773 2.000%,  8/1/2051 12,519,028
13,500,000 2.000%,  8/1/2052
e
12,139,453
5,871,000 2.500%,  8/1/2052
e
5,470,179
10,173,511 2.500%,  12/1/2051 9,514,913
14,000,000 4.000%,  8/1/2048
e
14,069,453
700,000 4.500%,  8/1/2048
e
712,168
5,200,000 5.000%,  8/1/2048
e
5,340,766
11,125,000 3.000%,  8/1/2049
e
10,712,701
22,275,000 3.500%,  9/1/2049
e
21,980,477
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,315,650 3.500%,  7/1/2061 2,310,184
Total 189,602,672
Technology (0.3%)
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 232,225
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 564,073
Apple, Inc.
400,000 2.650%,  2/8/2051 312,094
795,000 3.750%,  9/12/2047 752,730
Black Knight InfoServ, LLC
175,000 3.625%,  9/1/2028
h
161,437
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
68,000 3.875%,  1/15/2027 67,291
Broadcom, Inc.
75,000 3.469%,  4/15/2034
h
64,184
457,000 3.137%,  11/15/2035
h
367,470
380,000 3.187%,  11/15/2036
h
304,379
275,000 4.926%,  5/15/2037
h
260,711
CommScope Technologies
Finance, LLC
156,000 6.000%,  6/15/2025
h
144,300
CommScope, Inc.
125,000 7.125%,  7/1/2028
h
103,437
Dell International, LLC
656,000 6.020%,  6/15/2026 697,132
Fiserv, Inc.
250,000 2.250%,  6/1/2027 229,361
370,000 2.650%,  6/1/2030 325,625
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
182,638
230,000 3.750%,  10/1/2030
h
211,260
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
133,148
165,000 4.875%,  9/15/2029
h
151,432
140,000 5.250%,  7/15/2030
h
130,974
164,000 4.500%,  2/15/2031
h
143,901
KLA Corporation
343,000 3.300%,  3/1/2050 286,401
Lam Research Corporation
700,000 2.875%,  6/15/2050 550,338
Principal
Amount Long-Term Fixed Income (22.1%) Value
Technology (0.3%) - continued
Microchip Technology, Inc.
$ 300,000 0.983%,  9/1/2024 $ 281,316
Microsoft Corporation
360,000 3.041%,  3/17/2062 297,598
410,000 3.700%,  8/8/2046 401,634
Minerva Merger Sub, Inc.
164,000 6.500%,  2/15/2030
h
148,420
MSCI, Inc.
210,000 4.000%,  11/15/2029
h
197,866
NCR Corporation
364,000 6.125%,  9/1/2029
h
354,378
Nielsen Finance, LLC
150,000 4.500%,  7/15/2029
h
141,041
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 119,452
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 150,437
305,000 3.250%,  5/11/2041 235,222
Open Text Corporation
175,000 4.125%,  2/15/2030
h
161,734
Oracle Corporation
420,000 3.850%,  7/15/2036 355,333
575,000 4.000%,  7/15/2046 444,973
PTC, Inc.
100,000 3.625%,  2/15/2025
h
97,495
60,000 4.000%,  2/15/2028
h
56,909
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
h
102,888
Seagate HDD Cayman
235,000 3.125%,  7/15/2029 196,653
195,000 3.375%,  7/15/2031 156,689
Sensata Technologies, Inc.
190,000 3.750%,  2/15/2031
h
165,088
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
h
46,938
SS&C Technologies, Inc.
377,000 5.500%,  9/30/2027
h
371,353
Switch, Ltd.
160,000 3.750%,  9/15/2028
h
160,051
Texas Instruments, Inc.
315,000 4.150%,  5/15/2048 318,547
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
h
103,957
VMware, Inc.
350,000 4.650%,  5/15/2027 354,829
335,000 2.200%,  8/15/2031 272,089
Total 12,069,431
Transportation (0.2%)
Air Canada Pass Through Trust
40,708 3.875%,  3/15/2023
h
39,892
American Airlines, Inc.
285,000 11.750%,  7/15/2025
h
316,350
325,000 5.500%,  4/20/2026
h
319,634
Avis Budget Car Rental, LLC
145,000 5.375%,  3/1/2029
f,h
132,227
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 243,979
235,000 5.750%,  5/1/2040 270,231
260,000 4.450%,  3/15/2043 262,342

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Transportation (0.2%) - continued
Canadian Pacific Railway
Company
$ 392,000 3.100%,  12/2/2051 $ 308,925
261,000 3.000%,  12/2/2041 215,354
CSX Corporation
270,000 3.800%,  4/15/2050 240,298
Delta Air Lines, Inc.
69,000 7.000%,  5/1/2025
h
72,081
29,000 7.375%,  1/15/2026 30,453
479,000 4.750%,  10/20/2028
h
467,838
Hawaiian Brand Intellectual
Property, Ltd.
33,000 5.750%,  1/20/2026
h
32,079
Hertz Corporation
145,000 4.625%,  12/1/2026
h
129,050
174,000 5.000%,  12/1/2029
h
148,778
Kansas City Southern
228,000 4.700%,  5/1/2048 224,864
Mileage Plus Holdings, LLC
571,000 6.500%,  6/20/2027
h
576,704
Ryder System, Inc.
228,000 2.850%,  3/1/2027 215,359
Southwest Airlines Company
608,000 2.625%,  2/10/2030 528,072
Union Pacific Corporation
455,000 2.973%,  9/16/2062 336,547
United Airlines, Inc.
129,000 4.375%,  4/15/2026
h
123,840
108,000 4.625%,  4/15/2029
h
99,495
VistaJet Malta Finance plc
143,000 6.375%,  2/1/2030
h
124,484
XPO Logistics, Inc.
38,000 6.250%,  5/1/2025
h
38,570
Total 5,497,446
U.S. Government & Agencies (7.8%)
U.S. Treasury Bonds
6,200,000 1.625%,  11/15/2050 4,468,844
2,055,000 2.250%,  11/15/2027 2,004,428
21,400,000 2.875%,  5/15/2028 21,547,125
5,090,000 5.250%,  11/15/2028 5,822,085
10,000,000 1.625%,  8/15/2029 9,333,203
12,370,000 1.500%,  2/15/2030 11,396,346
750,000 0.875%,  11/15/2030 652,207
9,780,000 1.375%,  11/15/2031 8,750,044
1,175,000 4.375%,  5/15/2040 1,397,608
10,800,000 1.375%,  11/15/2040 7,978,078
560,000 3.000%,  5/15/2042 539,525
15,871,000 2.500%,  5/15/2046 13,756,313
13,950,000 2.875%,  5/15/2049 13,313,531
U.S. Treasury Notes
1,500,000 1.875%,  9/30/2022 1,499,125
11,200,000 0.125%,  12/31/2022 11,074,875
7,790,000 0.125%,  1/31/2023 7,683,800
5,250,000 2.500%,  3/31/2023 5,234,209
420,000 0.125%,  4/30/2023 411,124
21,720,000 0.125%,  7/31/2023 21,112,519
8,710,000 0.125%,  8/31/2023 8,447,339
1,750,000 0.125%,  10/15/2023 1,691,826
3,345,000 0.750%,  12/31/2023 3,243,082
16,750,000 2.500%,  1/31/2024 16,637,461
5,990,000 2.125%,  7/31/2024 5,899,682
10,000,000 1.250%,  8/31/2024 9,668,750
Principal
Amount Long-Term Fixed Income (22.1%) Value
U.S. Government & Agencies (7.8%) -
continued
$ 5,740,000 2.250%,  11/15/2024 $ 5,661,299
6,340,000 2.125%,  11/30/2024 6,231,527
700,000 1.375%,  1/31/2025 674,844
4,625,000 0.250%,  8/31/2025 4,273,608
9,100,000 2.625%,  1/31/2026 9,050,234
9,100,000 0.500%,  2/28/2026 8,392,973
23,740,000 2.500%,  2/28/2026 23,503,527
7,450,000 0.500%,  4/30/2027 6,714,895
1,700,000 0.750%,  1/31/2028 1,527,941
Total 259,593,977
Utilities (0.4%)
AES Corporation
456,000 3.950%,  7/15/2030
h
424,673
Ameren Illinois Company
390,000 4.500%,  3/15/2049 389,468
American Electric Power
Company, Inc.
196,000 2.031%,  3/15/2024 190,683
Appalachian Power Company
155,000 3.300%,  6/1/2027 151,162
Berkshire Hathaway Energy
Company
457,000 4.600%,  5/1/2053
h
460,071
265,000 4.500%,  2/1/2045 258,542
Calpine Corporation
131,000 4.500%,  2/15/2028
h
127,070
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 337,739
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 105,610
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 255,046
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 108,622
425,000 4.125%,  5/15/2049 386,568
Consumers Energy Company
475,000 4.350%,  4/15/2049 468,300
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
h
122,255
DTE Electric Company
215,000 3.700%,  3/15/2045 191,909
245,000 3.700%,  6/1/2046 219,410
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 379,869
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 208,211
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 268,142
Edison International
525,000 5.750%,  6/15/2027 550,211
Exelon Corporation
265,000 4.700%,  4/15/2050 259,809
459,000 4.450%,  4/15/2046 430,556
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 157,361
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
h
242,432

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.1%) Value
Utilities (0.4%) - continued
Mississippi Power Company
$ 310,000 3.950%,  3/30/2028 $ 308,283
National Rural Utilities Cooperative
Finance Corporation
275,000 3.700%,  3/15/2029 269,097
NextEra Energy Operating
Partners, LP
225,000 3.875%,  10/15/2026
h
222,254
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 455,678
NRG Energy, Inc.
235,000 3.375%,  2/15/2029
h
202,688
65,000 5.250%,  6/15/2029
h
60,938
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027 324,941
252,000 4.550%,  7/1/2030 232,329
PG&E Corporation
151,000 5.000%,  7/1/2028 137,854
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 215,855
Public Service Company of
Colorado
342,000 4.500%,  6/1/2052 346,611
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 505,075
Southern California Edison
Company
320,000 4.000%,  4/1/2047 269,474
Southern Company
114,000 4.475%,  8/1/2024 114,998
249,000 3.250%,  7/1/2026 244,904
456,000 5.113%,  8/1/2027 467,133
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 169,989
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 92,018
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 249,600
85,000 5.000%,  6/1/2031
h
77,437
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
225,813
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 375,776
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
h
324,886
190,000 5.000%,  7/31/2027
h
187,065
Xcel Energy, Inc.
256,000 4.600%,  6/1/2032 265,304
Total 13,039,719
Total Long-Term Fixed Income
(cost $772,892,700) 737,775,411
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
27,824,551 Thrivent Cash Management Trust 27,824,551
Total Collateral Held for
Securities Loaned
(cost $27,824,551) 27,824,551
Shares or
Principal
Amount Short-Term Investments ( 12.6% ) Value
Federal Home Loan Bank Discount
Notes
1,200,000 1.312%, 8/3/2022
m,n
$ 1,199,855
2,200,000 1.110%, 8/9/2022
m,n
2,198,936
1,500,000 1.037%, 8/10/2022
m,n
1,499,184
100,000 1.090%, 8/17/2022
m,n
99,903
7,200,000 1.140%, 8/18/2022
m,n
7,192,605
5,400,000 1.150%, 8/19/2022
m,n
5,394,128
100,000 1.190%, 8/31/2022
m,n
99,819
100,000 1.700%, 9/1/2022
m,n
99,804
500,000 1.800%, 9/7/2022
m,n
498,821
900,000 2.200%, 9/8/2022
m,n
897,842
600,000 2.200%, 9/9/2022
m,n
598,524
100,000 1.730%, 9/13/2022
m,n
99,729
900,000 2.400%, 10/13/2022
m,n
895,629
1,100,000 2.400%, 10/14/2022
m,n
1,094,585
Thrivent Core Short-Term Reserve
Fund
39,682,755 2.100% 396,827,549
U.S. Treasury Bills
1,400,000 1.013%, 8/18/2022
m,o,p
1,398,636
Total Short-Term Investments
(cost $419,971,177) 420,095,549
Total Investments (cost
$3,099,762,918) 103.6% $3,450,353,288
Other Assets and Liabilities, Net
(3.6%) (118,320,889)
Total Net Assets 100.0% $ 3,332,032,399
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $129,613,189 or 3.9% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At July 29, 2022, $60,941 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of July 29, 2022 was $611,080 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 29, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 237,693
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 520,889
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,943,029
Common Stock 25,595,962
Total lending $27,538,991
Gross amount payable upon return of
collateral for securities loaned $27,824,551
Net amounts due to counterparty $285,560
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,104,537 – 1,391,601 712,936
Capital Goods 10,403,106 – 8,780,944 1,622,162
Communications Services 6,793,139 – 6,067,434 725,705
Consumer Cyclical 4,576,936 – 3,845,740 731,196
Consumer Non-Cyclical 7,892,908 – 7,115,587 777,321
Energy 398,536 – 398,536 –
Financials 1,930,588 – 1,678,615 251,973
Technology 3,522,825 – 3,115,529 407,296
Transportation 2,472,903 – 2,472,903 –
Utilities 2,047,823 – 2,047,823 –
Registered Investment Companies
Unaffiliated 28,559,390 28,559,390 – –
Affiliated 1,223,836,207 1,168,047,147 55,789,060 –
Common Stock
Communications Services 39,775,330 39,765,905 9,425 –
Consumer Discretionary 82,823,889 82,823,889 – –
Consumer Staples 35,394,604 35,394,604 – –
Energy 38,351,075 38,351,075 – –
Financials 108,656,280 106,951,200 1,705,080 –
Health Care 112,477,805 112,477,805 – –
Industrials 119,628,043 119,209,575 418,468 –
Information Technology 154,571,643 152,206,116 2,365,527 –
Materials 35,669,945 35,430,284 239,661 –
Real Estate 42,864,448 42,864,448 – –
Utilities 24,830,921 24,830,921 – –
Long-Term Fixed Income
Asset-Backed Securities 29,838,286 – 29,838,286 –
Basic Materials 5,873,835 – 5,873,835 –
Capital Goods 12,341,804 – 12,341,804 –
Collateralized Mortgage Obligations^ 37,282,529 – 37,282,529 0
Commercial Mortgage-Backed Securities 26,708,290 – 26,708,290 –
Communications Services 20,784,163 – 20,784,163 –
Consumer Cyclical 22,099,355 – 22,099,355 –
Consumer Non-Cyclical 26,086,810 – 26,086,810 –
Energy 17,416,176 – 17,416,176 –
Financials 59,540,918 – 59,540,918 –
Mortgage-Backed Securities 189,602,672 – 189,602,672 –
Technology 12,069,431 – 12,069,431 –
Transportation 5,497,446 – 5,497,446 –
U.S. Government & Agencies 259,593,977 – 259,593,977 –
Utilities 13,039,719 – 13,039,719 –
Short-Term Investments 23,268,000 – 23,268,000 –
Subtotal Investments in Securities $2,850,626,292 $1,986,912,359 $858,485,344 $5,228,589
Other Investments  * Total
Affiliated Registered Investment Companies 175,074,896
Affiliated Short-Term Investments 396,827,549
Collateral Held for Securities Loaned 27,824,551
Subtotal Other Investments $599,726,996
Total Investments at Value $3,450,353,288
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amo unts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 14,567,005 14,567,005 – –
Total Asset Derivatives $14,567,005 $14,567,005 $– $–
Liability Derivatives
Futures Contracts 4,461,763 4,461,763 – –
Credit Default Swaps 362,177 – 362,177 –
Total Liability Derivatives $4,823,940 $4,461,763 $362,177 $–
The following table presents Moderate Allocation Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $19,295,781 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 52 September 2022 $ 6,158,588 $ 140,725
CBOT 2-Yr. U.S. Treasury Note 91 September 2022 19,156,948 (5,002)
CBOT 5-Yr. U.S. Treasury Note 72 September 2022 8,099,379 88,933
CBOT U.S. Long Bond 232 September 2022 32,642,255 765,745
CME E-mini Russell 2000 Index 15 September 2022 1,356,327 57,648
CME E-mini S&P 500 Index 2,023 September 2022 406,294,367 11,809,158
CME Ultra Long Term U.S. Treasury Bond 151 September 2022 23,876,979 28,208
ICE mini MSCI EAFE Index 225 September 2022 20,959,799 1,001,326
Ultra 10-Yr. U.S. Treasury Note 20 September 2022 2,560,560 64,440
Total Futures Long Contracts $ 521,105,202 $ 13,951,181
CME E-mini Russell 2000 Index (966) September 2022 ( $ 88,226,070) ( $ 2,833,920)
CME E-mini S&P Mid-Cap 400 Index (612) September 2022 (152,329,754) (1,551,526)
ICE US mini MSCI Emerging Markets Index (396) September 2022 (20,381,122) 610,822
Ultra 10-Yr. U.S. Treasury Note (24) September 2022 (3,078,685) (71,315)
Total Futures Short Contracts ( $ 264,015,631) ($3,845,939)
Total Futures Contracts $ 257,089,571 $10,105,242

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderate Allocation Fund's swaps contracts held as of July 29, 2022. Investments totaling $1,198,831 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 12,949,200) $ – ( $ 253,681) ( $ 253,681)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 2,673,000 – (108,496) (108,496)
Total Credit Default Swaps $– ($362,177) ($362,177)
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $80,127 $2,511 $ 11,531 $56,353 7,338 1.7%
Core Emerging Markets Equity 21,998 1,941 – 17,568 2,038 0.5
Core International Equity 11,982 555 – 10,090 1,104 0.3
Core Low Volatility Equity 93,855 14,080 – 91,064 7,338 2.7
Core Small Cap Value — 54,720 – 55,789 5,916 1.7
Global Stock, Class S 77,695 10,002 – 66,584 2,694 2.0
High Yield, Class S 43,001 1,509 – 39,839 9,554 1.2
Income, Class S 138,203 5,251 – 121,954 14,693 3.7
International Allocation, Class S 163,548 14,520 – 136,787 14,692 4.1
Large Cap Growth, Class S 333,943 18,771 – 256,163 16,410 7.7
Large Cap Value, Class S 285,688 21,436 – 276,407 10,287 8.3
Limited Maturity Bond, Class S 69,838 880 – 67,335 5,593 2.0
Mid Cap Stock, Class S 182,847 18,015 – 159,881 4,877 4.8
Small Cap Stock, Class S 46,705 4,804 – 43,097 1,455 1.3
Total Affiliated Registered Investment
Companies 1,549,430 1,398,911 42.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 574,318 778,031 955,521 396,828 39,683 11.9
Total Affiliated Short-Term Investments 574,318 396,828 11.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   22,874 499,049 494,099 27,825 27,825 0.8
Total Collateral Held for Securities Loaned 22,874 27,825 0.8
Total Value $2,146,622 $1,823,564
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($634) ($14,120) $– $2,511
Core Emerging Markets Equity – (6,371) 1,464 477
Core International Equity – (2,447) – 555
Core Low Volatility Equity Fund – (16,871) 12,746 1,334
Core Small Cap Value – 1,069 – –
Global Stock, Class S – (21,113) 9,149 853
High Yield, Class S – (4,671) – 1,510
Income, Class S – (21,500) 2,262 2,988
International Allocation, Class S – (41,281) 10,788 3,731
Large Cap Growth, Class S – (96,551) 18,772 –
Large Cap Value, Class S – (30,717) 17,850 3,585
Limited Maturity Bond, Class S – (3,383) 37 844
Mid Cap Stock, Class S – (40,981) 17,847 168
Small Cap Stock, Class S – (8,412) 4,549 254
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% – – – 2,504
Total Income/Non Income Cash from Affiliated Investments $21,314
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 8 83
Total Affiliated Income from Securities Loaned, Net $83
Total ($634) ($307,349) $95,472

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (<0.1%)
Flexsys Holdings, Inc., Term Loan
$ 349,125
7.622%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 321,195
INEOS US Petrochem, LLC, Term
Loan
237,600
5.122%,  (LIBOR 1M +
2.750%), 1/29/2026
b
225,052
Innophos Holdings, Inc., Term
Loan
146,625
5.872%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
141,860
Momentive Performance Materials
USA, LLC, Term Loan
145,500
5.630%,  (LIBOR 1M +
3.250%), 5/15/2024
b
143,181
Nouryon USA, LLC, Term Loan
284,593
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
275,485
Sparta US HoldCo, LLC, Term
Loan
59,700
5.037%,  (LIBOR 1M +
3.250%), 8/2/2028
b
57,063
Venator Finance SARL, Term Loan
177,209
5.372%,  (LIBOR 1M +
3.000%), 8/8/2024
b
164,971
Total 1,328,807
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.,
Term Loan
49,971
3.949%,  (LIBOR 1M +
2.250%), 9/24/2026
b
49,940
AZZ, Inc., Term Loan
96,000
6.861%,  (TSFR1M +
4.250%), 5/13/2029
b
93,520
Bingo Industries, Ltd., Term Loan
124,062
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
116,929
BW Holding, Inc., Delayed Draw
54,849
5.631%,  (LIBOR 3M +
4.000%), 12/14/2028
b
50,804
BW Holding, Inc., Term Loan
284,763
6.427%,  (LIBOR 1M +
4.000%), 12/14/2028
b
263,761
CP Atlas Buyer, Inc., Term Loan
187,662
6.122%,  (LIBOR 1M +
3.750%), 11/23/2027
b
164,161
Foley Products Company, LLC,
Term Loan
275,310
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
259,824
Gemini HDPE, LLC, Term Loan
206,071
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
200,575
GFL Environmental, Inc., Term
Loan
216,700
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
214,503
Graham Packaging Company,
Inc., Term Loan
222,187
5.372%,  (LIBOR 1M +
3.000%), 8/4/2027
b
213,824
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.2%) - continued
Grinding Media, Inc., Term Loan
$ 342,413
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 319,300
Groupe Solmax, Inc., Term Loan
303,339
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
258,345
HRNI Holdings, LLC, Term Loan
161,500
6.622%,  (LIBOR 1M +
4.250%), 12/10/2028
b
152,416
Hyperion Materials &
Technologies, Inc., Term Loan
211,438
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
201,394
LABL, Inc., Term Loan
84,575
7.372%,  (LIBOR 1M +
5.000%), 10/29/2028
b
80,241
LRS Holdings, LLC, Term Loan
169,150
6.622%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
161,538
LTR Intermediate Holdings, Inc.,
Term Loan
171,136
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
154,450
Mauser Packaging Solutions
Holding Company, Term Loan
288,486
5.037%,  (LIBOR 1M +
3.250%), 4/3/2024
b
275,444
Novae, LLC, Delayed Draw
91,770
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
85,958
Novae, LLC, Term Loan
321,195
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
300,854
Pactiv Evergreen Group Holdings,
Inc., Term Loan
197,000
5.622%,  (LIBOR 1M +
3.250%), 2/5/2026
b
190,680
Quikrete Holdings Inc., Term Loan
204,487
5.372%,  (LIBOR 1M +
3.000%), 6/11/2028
b
194,094
RLG Holdings, LLC, Term Loan
187,035
6.622%,  (LIBOR 1M +
4.250%), 7/8/2028
b
177,995
Smyrna Ready Mix Concrete, LLC,
Term Loan
249,000
6.677%,  (TSFR1M +
4.250%), 4/1/2029
b,c
239,040
TransDigm, Inc., Term Loan
507,000
4.622%,  (LIBOR 1M +
2.250%), 12/9/2025
b
491,633
TricorBraun Holdings, Inc., Term
Loan
277,284
5.622%,  (LIBOR 1M +
3.250%), 3/3/2028
b
262,281
Trident TPI Holdings, Inc., Delayed
Draw
24,897
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
23,636
Trident TPI Holdings, Inc., Term
Loan
183,613
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
174,318

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.2%) - continued
Venga Finance SARL, Term Loan
$ 170,000
6.713%,  (LIBOR 2M +
4.750%), 7/1/2029
b,c
$ 156,825
Vertiv Group Corporation, Term
Loan
748,600
4.548%,  (LIBOR 1M +
2.750%), 3/2/2027
b
711,035
Waterlogic USA Holdings, Inc.,
Term Loan
188,575
7.122%,  (LIBOR 1M +
4.750%), 8/12/2028
b
185,039
Total 6,424,357
Communications Services (0.1%)
Audacy Capital Corporation, Term
Loan
183,653
4.846%,  (LIBOR 1M +
2.500%), 11/17/2024
b
162,074
Cablevision Lightpath, LLC, Term
Loan
216,150
5.249%,  (LIBOR 1M +
3.250%), 12/1/2027
b
207,396
Cengage Learning, Inc., Term
Loan
337,450
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
308,625
CMG Media Corporation, Term
Loan
290,575
5.872%,  (LIBOR 1M +
3.500%), 12/17/2026
b
272,196
CommScope, Inc., Term Loan
273,476
5.622%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
257,067
DIRECTV Financing, LLC, Term
Loan
359,012
7.372%,  (LIBOR 1M +
5.000%), 8/2/2027
b
338,219
E.W. Scripps Company, Term Loan
169,894
5.122%,  (LIBOR 1M +
2.750%), 1/7/2028
b
165,506
iHeartCommunications, Inc., Term
Loan
151,184
5.372%,  (LIBOR 1M +
3.000%), 5/1/2026
b
142,680
Metronet Systems Holdings, LLC,
Term Loan
307,970
5.695%,  (LIBOR 1M +
3.750%), 6/2/2028
b
293,012
NEP Group, Inc., Term Loan
197,825
5.622%,  (LIBOR 1M +
3.250%), 10/20/2025
b
185,708
80,000
9.372%,  (LIBOR 1M +
7.000%), 10/19/2026
b
73,251
Nexstar Media, Inc., Term Loan
213,138
4.872%,  (LIBOR 1M +
2.500%), 9/19/2026
b
210,527
ORBCOMM, Inc., Term Loan
183,612
6.622%,  (LIBOR 1M +
4.250%), 9/1/2028
b
171,066
Peraton Corporation, Term Loan
281,188
6.122%,  (LIBOR 1M +
3.750%), 2/1/2028
b
272,929
Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Sharp Midco, LLC, Term Loan
$ 68,828
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
$ 65,730
Univision Communications, Inc.,
Term Loan
169,575
5.622%,  (LIBOR 1M +
3.250%), 1/31/2029
b
162,051
Voyage Australia, Pty. Ltd., Term
Loan
178,650
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
171,057
Xplornet Communications, Inc.,
Term Loan
183,613
6.372%,  (LIBOR 1M +
4.000%), 10/1/2028
b
162,530
165,000
9.372%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
144,788
Zayo Group Holdings, Inc., Term
Loan
453,671
5.372%,  (LIBOR 1M +
3.000%), 3/9/2027
b
418,203
Total 4,184,615
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
240,306
6.062%,  (LIBOR 3M +
4.250%), 5/17/2028
b
170,468
Adient US, LLC, Term Loan
94,050
5.622%,  (LIBOR 1M +
3.250%), 4/8/2028
b
90,964
AI Aqua Merger Sub, Inc., Term
Loan
213,750
5.436%,  (TSFR1M +
3.750%), 7/30/2028
b
201,459
Allen Media, LLC, Term Loan
98,459
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
86,054
American Trailer World
Corporation, Term Loan
288,493
6.177%,  (LIBOR 1M +
3.750%), 3/3/2028
b
248,987
Caesars Resort Collection, LLC,
Term Loan
98,778
5.872%,  (LIBOR 1M +
3.500%), 7/20/2025
b
96,632
Carnival Corporation, Term Loan
167,859
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
159,527
Golden Entertainment, Inc., Term
Loan
357,169
5.300%,  (LIBOR 1M +
3.000%), 10/20/2024
b
350,918
Great Canadian Gaming
Corporation, Term Loan
115,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
111,263
PetSmart, LLC, Term Loan
351,450
6.120%,  (LIBOR 1M +
3.750%), 2/12/2028
b
338,123
Secure Acquisition, Inc., Delayed
Draw
27,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
25,245

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Secure Acquisition, Inc., Term
Loan
$ 179,550
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
$ 167,879
Staples, Inc., Term Loan
85,145
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
78,072
128,419
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
110,855
Tenneco, Inc., Term Loan
216,081
5.372%,  (LIBOR 1M +
3.000%), 10/1/2025
b
212,192
Voyage Digital NZ/US, Term Loan
276,000
5.774%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
269,100
Wyndham Hotels & Resorts, Inc.,
Term Loan
100,100
4.122%,  (LIBOR 1M +
1.750%), 5/30/2025
b
98,620
Total 2,816,358
Consumer Non-Cyclical (0.1%)
Alltech, Inc., Term Loan
154,225
6.372%,  (LIBOR 1M +
4.000%), 10/15/2028
b
145,550
Bausch Health Companies, Inc.,
Term Loan
431,000
7.174%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
361,501
Blue Ribbon, LLC, Term Loan
226,188
7.713%,  (LIBOR 1M +
6.000%), 5/7/2028
b
204,277
Chobani, LLC, Term Loan
112,987
5.872%,  (LIBOR 1M +
3.500%), 10/23/2027
b
105,220
City Brewing Company, LLC, Term
Loan
358,905
5.298%,  (LIBOR 1M +
3.500%), 4/5/2028
b
311,052
CNT Holdings I Corporation, Term
Loan
148,125
5.372%,  (LIBOR 1M +
3.500%), 11/8/2027
b
143,172
50,000
7.500%,  (LIBOR 1M +
6.750%), 11/6/2028
b
47,625
Del Monte Foods, Inc., Term Loan
103,000
6.451%,  (SOFRRATE +
4.250%), 5/16/2029
b,c
98,880
Energizer Holdings, Inc., Term
Loan
132,975
4.500%,  (LIBOR 1M +
2.250%), 12/22/2027
b
127,324
Gainwell Acquisition Corporation,
Term Loan
394,987
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
382,478
Global Medical Response, Inc.,
Term Loan
95,507
6.622%,  (LIBOR 1M +
4.250%), 3/14/2025
b
91,070
798,917
5.963%,  (LIBOR 1M +
4.250%), 10/2/2025
b
761,719
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Herens US Holdco Corporation,
Term Loan
$ 316,810
6.250%,  (LIBOR 3M +
4.000%), 7/3/2028
b
$ 274,199
Mamba Purchaser, Inc., Term Loan
35,000
8.662%,  (LIBOR 1M +
6.500%), 10/14/2029
b
33,512
Packaging Coordinators Midco,
Inc., Term Loan
168,719
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
162,061
Pegasus Bidco BV, Term Loan
127,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,c,d,e
121,920
Petco Health & Wellness
Company, Inc., Term Loan
241,938
5.500%,  (LIBOR 3M +
3.250%), 3/4/2028
b
233,733
Precision Medicine Group, LLC,
Delayed Draw
10,985
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
10,408
Precision Medicine Group, LLC,
Term Loan
240,595
5.250%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
227,964
Prime Security Services Borrower,
LLC, Term Loan
656,687
4.463%,  (LIBOR 1M +
2.750%), 9/23/2026
b
637,079
Spectrum Group Buyer, Inc., Term
Loan
366,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
347,700
Total 4,828,444
Energy (<0.1%)
GIP II Blue Holding, LP, Term Loan
267,876
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
260,732
Total 260,732
Financials (<0.1%)
Asurion, LLC, Term Loan
300,425
5.622%,  (LIBOR 1M +
3.250%), 12/23/2026
b
281,775
108,625
5.622%,  (LIBOR 1M +
3.250%), 7/31/2027
b
101,945
195,000
7.622%,  (LIBOR 1M +
5.250%), 2/3/2028
b
166,725
215,000
7.622%,  (LIBOR 1M +
5.250%), 1/15/2029
b
183,610
Rinchem Company, LLC, Term
Loan
69,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
65,032
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
103,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
93,730
Tiger Acquisition, LLC, Term Loan
113,850
5.622%,  (LIBOR 1M +
3.250%), 6/1/2028
b
105,226

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (<0.1%) - continued
Tronox Finance, LLC, Term Loan
$ 124,892
4.521%,  (LIBOR 1M +
2.250%), 3/11/2028
b
$ 119,760
Total 1,117,803
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
247,222
6.305%,  (LIBOR 1M +
3.500%), 8/21/2026
b
225,004
Crown Subsea Communications
Holding, Inc., Term Loan
268,459
6.463%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
255,036
Gogo Intermediate Holdings, LLC,
Term Loan
287,100
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
279,348
Gridiron Fiber Corporation, Term
Loan
158,603
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
149,186
Lummus Technology Holdings V,
LLC, Term Loan
502,772
5.872%,  (LIBOR 1M +
3.500%), 6/30/2027
b
472,355
Rackspace Technology Global,
Inc., Term Loan
424,625
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
389,262
Redstone Holdco 2 LP, Term Loan
163,863
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
138,191
94,139
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
78,666
SS&C Technologies, Inc., Term
Loan
26,438
4.122%,  (LIBOR 1M +
1.750%), 4/16/2025
b
25,789
23,739
4.122%,  (LIBOR 1M +
1.750%), 4/16/2025
b
23,157
Verscend Holding Corporation,
Term Loan
98,992
6.372%,  (LIBOR 1M +
4.000%), 8/27/2025
b
96,208
Total 2,132,202
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
510,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
501,713
Air Canada, Term Loan
119,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
114,367
Genesee & Wyoming, Inc., Term
Loan
288,362
4.250%,  (LIBOR 3M +
2.000%), 12/30/2026
b
282,716
Hertz Corporation, Term Loan
94,050
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
90,141
17,904
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
17,160
Principal
Amount Bank Loans (0.7%)
a
Value
Transportation (0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 165,000
7.313%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 166,203
SkyMiles IP, Ltd., Term Loan
195,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
196,804
United Airlines, Inc., Term Loan
172,813
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
166,030
Total 1,535,134
Utilities (<0.1%)
Calpine Corporation, Term Loan
280,725
4.880%,  (LIBOR 1M +
2.500%), 12/16/2027
b
274,136
Constellation Renewables, LLC,
Term Loan
99,090
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
96,819
CQP Holdco, LP, Term Loan
405,900
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
393,329
GIP III Stetson I, LP, Term Loan
156,464
6.622%,  (LIBOR 1M +
4.250%), 7/18/2025
b
146,881
Osmose Utilities Services, Inc.,
Term Loan
74,438
5.622%,  (LIBOR 1M +
3.250%), 6/22/2028
b
69,072
PG&E Corporation, Term Loan
165,328
5.375%,  (LIBOR 1M +
3.000%), 6/23/2025
b
159,386
Total 1,139,623
Total Bank Loans
(cost $27,219,408) 25,768,075
Shares
Registered Investment
Companies ( 51.9% ) Value
Unaffiliated  (0.9%)
661 Direxion Daily S&P 500 55,835
7,140 Invesco QQQ Trust Series 1 2,252,384
13,762 iShares U.S. Home Construction
ETF 840,583
18,459 ProShares Ultra S&P 500 983,680
9,357 ProShares UltraPro QQQ 312,150
642 SPDR Bloomberg High Yield Bond
ETF
f
61,876
45,305 SPDR Bloomberg Short Term High
Yield Bond ETF
f
1,140,780
61,211 SPDR S&P 500 ETF Trust 25,218,320
9,298 SPDR S&P Biotech ETF
f,g
754,347
14,375 SPDR S&P Oil & Gas Exploration
ETF
f
1,969,662
Total 33,589,617
Affiliated  (51.0%)
4,249,604 Thrivent Core Emerging Markets
Debt Fund 32,636,960
6,954,018 Thrivent Core Emerging Markets
Equity Fund 59,943,632
7,365,107 Thrivent Core International Equity
Fund 67,317,080

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (51.9%) Value
Affiliated  (51.0%)- continued
10,630,937 Thrivent Core Low Volatility Equity
Fund $ 131,929,933
7,048,702 Thrivent Core Small Cap Value
Fund 66,469,258
6,886,633 Thrivent Global Stock Fund, Class
S 170,237,562
5,460,804 Thrivent High Yield Fund, Class S 22,771,553
8,129,034 Thrivent Income Fund, Class S 67,470,981
27,404,991 Thrivent International Allocation
Fund, Class S 255,140,466
20,847,176 Thrivent Large Cap Growth Fund,
Class S 325,424,414
12,082,887 Thrivent Large Cap Value Fund,
Class S 324,667,165
3,115,816 Thrivent Limited Maturity Bond
Fund, Class S 37,514,419
7,485,841 Thrivent Mid Cap Stock Fund,
Class S 245,385,881
2,241,926 Thrivent Small Cap Stock Fund,
Class S 66,383,417
Total 1,873,292,721
Total Registered Investment
Companies (cost $1,533,296,367) 1,906,882,338
Shares Common Stock ( 26.1% ) Value
Communications Services (1.0%)
27,260 Alphabet, Inc., Class A
g
3,170,883
66,502 Alphabet, Inc., Class C
g
7,756,793
6,718 AMC Networks, Inc.
f,g
205,033
2,387 Cars.com, Inc.
g
28,071
694 Charter Communications, Inc.
g
299,878
166,061 Comcast Corporation 6,230,609
13,917 DISH Network Corporation
g
241,738
851 Hemisphere Media Group, Inc.
g
6,621
2,690 Liberty Latin America, Ltd.
g
19,825
4,123 Live Nation Entertainment, Inc.
g
387,521
18,517 Match Group, Inc.
g
1,357,481
11,260 Meta Platforms, Inc.
g
1,791,466
62,560 News Corporation, Class A 1,072,278
3,236 Nexstar Broadcasting Group, Inc. 609,565
10,219 Omnicom Group, Inc. 713,695
82,582 QuinStreet, Inc.
g
887,757
1,106 RingCentral, Inc.
g
54,736
5,167 Telephone & Data Systems, Inc. 81,690
14,485 Twitter, Inc.
g
602,721
632 United States Cellular Corporation
g
18,511
46,184 Upwork, Inc.
g
857,175
79,937 Verizon Communications, Inc. 3,692,290
35,907 Walt Disney Company
g
3,809,733
100,128 Warner Bros. Discovery, Inc.
g
1,501,920
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
5,780
15,544 Yext, Inc.
g
68,083
13,541 Zillow Group, Inc.
g
473,935
44,439 ZoomInfo Technologies, Inc.
g
1,683,794
Total 37,629,582
Consumer Discretionary (2.7%)
1,849 Aaron's Company, Inc. 24,074
923 Adient plc
g
31,179
2,474 Adtalem Global Education, Inc.
g
99,207
64,334 Amazon.com, Inc.
g
8,681,873
Shares Common Stock (26.1%) Value
Consumer Discretionary (2.7%) - continued
2,229 American Axle & Manufacturing
Holdings, Inc.
g
$ 19,860
287 America's Car-Mart, Inc.
g
29,725
28,431 Aptiv plc
g
2,982,128
18,429 Beazer Homes USA, Inc.
g
271,828
12,856 Bloomin' Brands, Inc. 262,134
1,093 Booking Holdings, Inc.
g
2,115,709
1,437 Brunswick Corporation 115,132
9,489 Buckle, Inc. 286,568
7,696 Burlington Stores, Inc.
g
1,086,137
22,300 Cedar Fair, LP
g
940,837
11,750 Cheesecake Factory, Inc. 343,453
8,658 Chico's FAS, Inc.
g
43,463
2,079 Chipotle Mexican Grill, Inc.
g
3,252,013
11,073 Choice Hotels International, Inc. 1,338,394
1,152 Chuy's Holdings, Inc.
g
25,609
17,954 Cimpress plc
g
721,571
41,283 Clarus Corporation 851,255
537 Columbia Sportswear Company 39,743
10,441 Container Store Group, Inc.
g
77,890
131,219 Cooper-Standard Holdings, Inc.
g
565,554
1,722 Cracker Barrel Old Country Store,
Inc. 163,711
10,265 Culp, Inc. 51,530
18,228 D.R. Horton, Inc. 1,422,331
1,673 Dave & Buster's Entertainment,
Inc.
g
62,503
13,401 Designer Brands, Inc. 193,376
3 Dollar General Corporation 745
3,270 Dorman Products, Inc.
g
330,564
107,543 Duluth Holdings, Inc.
g
1,036,715
16,946 Emerald Holding, Inc.
g
53,380
279,977 Everi Holdings, Inc.
g
5,378,358
6,833 Expedia Group, Inc.
f,g
724,640
20,268 Five Below, Inc.
g
2,575,455
33,072 Foot Locker, Inc. 938,253
72,833 Ford Motor Company 1,069,917
22,082 Freshpet, Inc.
g
1,180,062
26,733 Gap, Inc. 257,171
752 Garmin, Ltd. 73,410
58,261 General Motors Company
g
2,112,544
24,357 Gentex Corporation 687,355
1,481 Genuine Parts Company 226,400
2,226 G-III Apparel Group, Ltd.
g
49,172
27,262 Goodyear Tire & Rubber
Company
g
334,777
11,731 Grand Canyon Education, Inc.
g
1,126,997
667 Group 1 Automotive, Inc. 118,006
15,123 Hanesbrands, Inc. 169,075
10,426 Harley-Davidson, Inc. 394,207
11,982 Home Depot, Inc. 3,605,863
10,541 Lear Corporation 1,593,167
3,345 Libbey, Inc.
g
51,848
9,406 Lithia Motors, Inc. 2,495,224
14,618 Lowe's Companies, Inc. 2,799,786
1,841 Lululemon Athletica, Inc.
g
571,649
7,701 M.D.C. Holdings, Inc. 279,161
102,405 Macy's, Inc. 1,807,448
48,749 Magnite, Inc.
g
372,442
83 Marriott Vacations Worldwide
Corporation 11,364
8,621 McDonald's Corporation 2,270,513
21,413 Miller Industries, Inc. 514,554
15,254 Modine Manufacturing Company
g
200,133
13,586 Mohawk Industries, Inc.
g
1,745,529

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Consumer Discretionary (2.7%) - continued
29,109 Newell Brands, Inc. $ 588,293
6,884 NIKE, Inc. 791,109
18,744 Nordstrom, Inc. 440,671
489 NVR, Inc.
g
2,148,226
18,915 Papa John's International, Inc. 1,813,759
24,881 Penn National Gaming, Inc.
g
859,639
8,659 Perdoceo Education Corporation
g
118,628
28,430 Planet Fitness, Inc.
g
2,240,568
18,636 PVH Corporation 1,153,941
6,296 Qurate Retail, Inc. 17,188
1,051 RCI Hospitality Holdings, Inc. 59,865
1,083 RH
g
302,623
31,782 Ross Stores, Inc. 2,582,605
4,754 Ruth's Hospitality Group, Inc. 83,433
20,151 Six Flags Entertainment
Corporation
g
456,823
32,559 Skyline Champion Corporation
g
2,060,985
19,391 Sleep Number Corporation
g
873,758
17,004 Sony Group Corporation ADR 1,451,972
399 Standard Motor Products, Inc. 18,250
33,974 Stoneridge, Inc.
g
639,391
1,956 Strategic Education, Inc. 140,500
35,419 Taylor Morrison Home Corporation
g
1,016,525
5,988 Tesla, Inc.
g
5,338,003
1,782 Thor Industries, Inc. 150,276
151,045 ThredUp, Inc.
g
339,851
15,809 Toll Brothers, Inc. 777,487
1,411 TopBuild Corporation
g
298,737
7,252 Travel + Leisure Company 312,634
2,766 TripAdvisor, Inc.
g
52,582
3,459 Ulta Beauty, Inc.
g
1,345,240
2,612 Urban Outfitters, Inc.
g
53,494
9,161 Vail Resorts, Inc. 2,172,348
911 Visteon Corporation
g
116,225
522 Williams-Sonoma, Inc. 75,387
12,139 Wingstop, Inc. 1,531,699
3,960 Wolverine World Wide, Inc. 88,981
18,467 Wyndham Hotels & Resorts, Inc. 1,281,794
37,171 Xometry, Inc.
f,g
1,412,498
23,716 Zumiez, Inc.
g
616,616
Total 99,077,275
Consumer Staples (1.1%)
4,883 BJ's Wholesale Club Holdings,
Inc.
g
330,579
15,465 Casey's General Stores, Inc. 3,133,982
17,400 Celsius Holdings, Inc.
g
1,547,904
949 Coca-Cola Company 60,897
92 Constellation Brands, Inc. 22,661
7,750 Costco Wholesale Corporation 4,195,075
14,876 Darling Ingredients, Inc.
g
1,030,609
104,514 e.l.f. Beauty, Inc.
g
3,504,354
9,499 Estee Lauder Companies, Inc. 2,594,177
10,825 Hain Celestial Group, Inc.
g
246,269
97,685 Haleon plc ADR
g
686,726
1,739 Hershey Company 396,422
4,042 Ingredion, Inc. 367,741
18,297 John B. Sanfilippo & Son, Inc. 1,370,445
6,015 Kraft Heinz Company 221,532
73,052 Lamb Weston Holdings, Inc. 5,819,322
138 Medifast, Inc. 23,210
5,246 Monster Beverage Corporation
g
522,607
729 PepsiCo, Inc. 127,546
7,038 Performance Food Group
Company
g
349,859
Shares Common Stock (26.1%) Value
Consumer Staples (1.1%) - continued
30,848 Philip Morris International, Inc. $ 2,996,883
515 PriceSmart, Inc. 34,186
86,441 Primo Water Corporation 1,142,750
13,490 Procter & Gamble Company 1,873,896
964 Seneca Foods Corporation
g
54,871
14,837 Sprouts Farmers Markets, Inc.
g
410,095
17,929 Sysco Corporation 1,522,172
82,756 Turning Point Brands, Inc. 1,986,144
4,035 US Foods Holding Corporation
g
127,103
31,430 Walmart, Inc. 4,150,332
Total 40,850,349
Energy (1.2%)
18,907 Antero Midstream Corporation 190,204
28,737 Antero Resources Corporation
g
1,139,135
20,377 Archrock, Inc. 171,982
40,542 BP plc ADR 1,191,124
3,488 California Resources Corporation 156,472
13,361 Callon Petroleum Company
g
615,140
1,773 Centennial Resource
Development, Inc.
g
11,808
11,594 ChampionX Corporation 242,199
3,487 Chevron Corporation 571,101
342 Civitas Resources, Inc. 20,164
23,790 ConocoPhillips 2,317,860
63,636 Devon Energy Corporation 3,999,523
71,623 Enterprise Products Partners, LP 1,914,483
8,174 EOG Resources, Inc. 909,112
5,240 EQT Corporation 230,717
58,907 Exxon Mobil Corporation 5,709,856
128 Gulfport Energy Corporation
g
11,781
80,709 Halliburton Company 2,364,774
17,103 Helmerich & Payne, Inc. 791,869
10,982 HF Sinclair Corporation 525,159
5,367 Kimbell Royalty Partners, LP 95,640
107,802 Liberty Energy, Inc.
g
1,530,788
37,721 Marathon Oil Corporation 935,481
13,760 Marathon Petroleum Corporation 1,261,242
31,728 Matador Resources Company 1,833,244
437 Newpark Resources, Inc.
g
1,538
7,135 NexTier Oilfield Solutions, Inc.
g
71,136
25,834 Nine Energy Service, Inc.
f,g
70,785
128,322 NOV, Inc. 2,388,072
6,627 Oceaneering International, Inc.
g
70,379
10,136 Par Pacific Holdings, Inc.
g
167,244
15,278 PBF Energy, Inc.
g
509,521
8,163 Pioneer Natural Resources
Company 1,934,223
9,486 Plains GP Holdings, LP 106,148
58,377 ProPetro Holding Corporation
g
614,126
26,137 Schlumberger, Ltd. 967,853
2,178 Select Energy Services, Inc.
g
16,270
732 Sitio Royalties Corporation 21,601
16,835 SM Energy Company 694,949
761 Solaris Oilfield Infrastructure, Inc. 8,439
93,014 Talos Energy, Inc.
g
1,762,615
3,719 Targa Resources Corporation 257,020
204,866 TechnipFMC plc
g
1,657,366
4,368 Valero Energy Corporation 483,843
81,628 Williams Companies, Inc. 2,782,699
4,989 World Fuel Services Corporation 138,295
Total 43,464,980
Financials (3.6%)
81,569 Air Lease Corporation 3,027,026

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Financials (3.6%) - continued
84,774 Ally Financial, Inc. $ 2,803,476
1,168 American Equity Investment Life
Holding Company 43,870
4,889 American Express Company 753,004
8,159 American Financial Group, Inc. 1,090,695
1,435 Ameriprise Financial, Inc. 387,335
23,675 Ameris Bancorp 1,119,591
50,089 Annaly Capital Management, Inc. 344,612
21,790 Arch Capital Group, Ltd.
g
967,476
3,734 Argo Group International Holdings,
Ltd. 122,438
9,789 Arthur J. Gallagher & Company 1,752,133
3,780 Banc of California, Inc. 66,188
80,805 Bank of America Corporation 2,732,017
808 Bank of Marin Bancorp 26,438
23,313 Bank of N.T. Butterfield & Son, Ltd. 790,078
10,198 BankFinancial Corporation 97,187
595 BayCom Corporation 11,656
686 BCB Bancorp, Inc. 13,212
12,868 Berkshire Hathaway, Inc.
g
3,868,121
2,526 BlackRock, Inc. 1,690,349
54,475 Bridgewater Bancshares, Inc.
g
952,223
30,409 Brighthouse Financial, Inc.
g
1,320,359
45,761 Byline Bancorp, Inc. 1,120,687
13,192 Capital One Financial Corporation 1,448,877
53,290 Central Pacific Financial
Corporation 1,261,907
29,092 Charles Schwab Corporation 2,008,803
8,337 Chimera Investment Corporation 87,288
11,513 Chubb, Ltd. 2,171,812
5,505 Cincinnati Financial Corporation 535,857
67,531 Citigroup, Inc. 3,504,859
8,362 CNO Financial Group, Inc. 156,787
49,307 Columbia Banking System, Inc. 1,487,592
16,659 Comerica, Inc. 1,295,570
18,248 Community Trust Bancorp, Inc. 790,686
5,989 ConnectOne Bancorp, Inc. 158,349
48,395 Customers Bancorp, Inc.
g
1,848,205
1,438 Dime Community Bancshares, Inc. 49,007
9,645 Discover Financial Services 974,145
1,432 Eagle Bancorp, Inc. 70,211
22,422 East West Bancorp, Inc. 1,609,451
8,833 Ellington Residential Mortgage
REIT 75,080
615 Employers Holdings, Inc. 24,422
12,956 Enova International, Inc.
g
447,112
26,393 Enterprise Financial Services
Corporation 1,241,263
61,400 Equitable Holdings, Inc. 1,745,602
1,724 Equity Bancshares, Inc. 55,082
3,411 Essent Group, Ltd. 142,443
29,167 F.N.B. Corporation 348,837
19,140 Federated Hermes, Inc. 652,865
16,067 Financial Institutions, Inc. 425,936
13,828 First Financial Corporation 646,044
1,117 First Mid-Illinois Bancshares, Inc. 41,966
2,108 First of Long Island Corporation 38,366
13,965 Flushing Financial Corporation 301,504
40,543 Fulton Financial Corporation 676,663
13,267 Glacier Bancorp, Inc. 664,544
6,340 Global Life, Inc. 638,628
13,029 Great Southern Bancorp, Inc. 807,016
35,909 Hamilton Lane, Inc. 2,713,643
23,345 Hancock Whitney Corporation 1,139,469
59,254 Hanmi Financial Corporation 1,497,349
Shares Common Stock (26.1%) Value
Financials (3.6%) - continued
11,409 Hanover Insurance Group, Inc. $ 1,556,986
52,757 Heartland Financial USA, Inc. 2,368,789
11,035 HomeStreet, Inc. 411,495
12,857 Hometrust Bancshares, Inc. 310,368
214,689 Hope Bancorp, Inc. 3,228,923
11,854 Horizon Bancorp, Inc. 226,056
8,069 Houlihan Lokey, Inc. 682,315
33,174 Independent Bank Corporation 695,991
9,449 Invesco Mortgage Capital, Inc. 167,247
48,535 Invesco, Ltd. 861,011
25,275 J.P. Morgan Chase & Company 2,915,724
24,491 Kinsale Capital Group, Inc. 5,956,456
7,682 Lakeland Bancorp, Inc. 122,297
3,408 Lincoln National Corporation 174,967
8,965 M&T Bank Corporation 1,590,839
5,229 Marsh & McLennan Companies,
Inc. 857,347
2,608 Mercantile Bank Corporation 92,428
82 Merchants Bancorp 2,170
26,554 MFA Financial, Inc. 344,140
25,890 Midland States Bancorp, Inc. 678,318
25,646 MidWestOne Financial Group, Inc. 800,412
8,288 Moody's Corporation 2,571,352
26,935 Morgan Stanley 2,270,621
4,311 MSCI, Inc. 2,075,057
247,027 New York Community Bancorp,
Inc. 2,623,427
23,238 NMI Holdings, Inc.
g
440,128
2,933 Northfield Bancorp, Inc. 43,174
25,631 OceanFirst Financial Corporation 526,973
6,395 OFG Bancorp 175,671
14,142 Old Republic International
Corporation 329,084
40,719 OneMain Holdings, Inc. 1,514,747
83,337 PacWest Bancorp 2,335,936
485 Pathward Financial, Inc. 16,354
603 PCB Bancorp 11,620
615 Peapack-Gladstone Financial
Corporation 20,086
38,075 Popular, Inc. 2,957,285
257 QCR Holdings, Inc. 15,238
87,221 Radian Group, Inc. 1,951,134
17,310 Raymond James Financial, Inc. 1,704,516
319 Reinsurance Group of America,
Inc. 36,934
8,834 RLI Corporation 971,563
2,361 S&P Global, Inc. 889,932
1,587 S&T Bancorp, Inc. 49,102
57,866 Seacoast Banking Corporation of
Florida 2,070,445
16,754 SEI Investments Company 927,501
8,871 Selective Insurance Group, Inc. 690,696
7,962 Signature Bank 1,477,508
2,677 SiriusPoint, Ltd.
g
11,725
17,321 State Street Corporation 1,230,484
6,213 Synchrony Financial 208,011
23,150 Synovus Financial Corporation 934,797
2,267 T. Rowe Price Group, Inc. 279,906
3,768 Territorial Bancorp, Inc. 84,403
7,774 Texas Capital Bancshares, Inc.
g
455,712
12,240 TPG RE Finance Trust, Inc. 132,804
16,446 Tradeweb Markets, Inc. 1,159,772
16,763 Triumph Bancorp, Inc.
g
1,217,832
33,115 Truist Financial Corporation 1,671,314
18,459 TrustCo Bank Corporation NY 619,484

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Financials (3.6%) - continued
34,445 Two Harbors Investment
Corporation $ 185,314
37,587 Umpqua Holdings Corporation 661,907
940 Univest Financial Corporation 23,444
73,097 Unum Group 2,352,992
18,356 Virtu Financial, Inc. 428,245
57,494 Wells Fargo & Company 2,522,262
64,737 Western Alliance Bancorp 4,944,612
2,200 Western Asset Mortgage Capital
Corporation 28,050
14,229 Zions Bancorporation NA 776,192
3,174 Zurich Insurance Group AG 1,385,541
Total 132,938,577
Health Care (3.6%)
36,280 Abbott Laboratories 3,948,715
15,885 AbbVie, Inc. 2,279,656
8,356 Accolade, Inc.
g
77,209
5,186 AdaptHealth Corporation
g
114,662
30,195 Adaptive Biotechnologies
Corporation
g
276,586
4,209 Agilent Technologies, Inc. 564,427
79,200 Agilon Health, Inc.
g
1,982,376
11,124 Agios Pharmaceuticals, Inc.
g
239,945
1,445 Align Technology, Inc.
g
406,002
11,082 Alkermes plc
g
283,699
5,358 Allogene Therapeutics, Inc.
g
69,547
1,189 Amedisys, Inc.
g
142,502
7,958 AmerisourceBergen Corporation 1,161,311
2,797 Amgen, Inc. 692,174
6,331 Amneal Pharmaceuticals, Inc.
g
22,412
2,519 Anika Therapeutics, Inc.
g
58,844
7,781 Argenx SE ADR
g
2,833,918
14,109 Ascendis Pharma AS ADR
g
1,206,743
24,335 AstraZeneca plc ADR 1,611,707
9,088 Atara Biotherapeutics, Inc.
g
27,537
17,426 Avanos Medical, Inc.
g
494,376
56,798 Avantor, Inc.
g
1,648,278
44,983 Axonics, Inc.
g
2,918,047
38,200 Baxter International, Inc. 2,240,812
7,444 Becton, Dickinson and Company 1,818,644
5,155 Biogen, Inc.
g
1,108,634
31,297 BioLife Solutions, Inc.
g
603,093
463 Bio-Rad Laboratories, Inc.
g
260,789
5,992 Bio-Techne Corporation 2,308,598
993 Boston Scientific Corporation
g
40,763
1,453 Bristol-Myers Squibb Company 107,202
3,425 Cardiovascular Systems, Inc.
g
52,779
29,856 Centene Corporation
g
2,775,712
8,026 Charles River Laboratories
International, Inc.
g
2,010,834
1,419 Chemed Corporation 682,667
20,983 Cigna Holding Company 5,777,879
10,206 Community Health Systems, Inc.
g
30,414
110 CONMED Corporation 10,739
4,251 Cooper Companies, Inc. 1,390,077
11,526 CVS Health Corporation 1,102,808
2,587 Danaher Corporation 754,033
11,798 Dentsply Sirona, Inc. 426,616
19,776 DexCom, Inc.
g
1,623,214
3,457 Editas Medicine, Inc.
g
55,001
22,471 Edwards Lifesciences
Corporation
g
2,259,234
9,377 Elanco Animal Health, Inc.
g
189,978
5,613 Elevance Health, Inc. 2,677,962
Shares Common Stock (26.1%) Value
Health Care (3.6%) - continued
12,064 Encompass Health Corporation $ 610,680
6,032 Enhabit, Inc.
g
105,620
1,725 Exact Sciences Corporation
g
77,797
4,041 Forma Therapeutics Holdings,
Inc.
g
33,459
13,494 Gilead Sciences, Inc. 806,267
36,996 GlaxoSmithKline plc ADR 1,560,121
5,535 Global Blood Therapeutics, Inc.
g
181,105
1,022 Guardant Health, Inc.
g
51,274
49,289 Halozyme Therapeutics, Inc.
g
2,410,232
6,962 HCA Healthcare, Inc. 1,478,868
3,531 HealthEquity, Inc.
g
205,398
968 HealthStream, Inc.
g
23,290
1,482 Henry Schein, Inc.
g
116,826
20,943 Hologic, Inc.
g
1,494,911
2,199 ICU Medical, Inc.
g
389,597
436 IDEXX Laboratories, Inc.
g
174,042
33,830 Immunocore Holdings plc ADR
g
1,560,916
24,545 Inari Medical, Inc.
g
1,904,201
40,853 Inotiv, Inc.
g
763,134
11,445 Inspire Medical Systems, Inc.
g
2,391,891
10,270 Insulet Corporation
g
2,544,906
873 Integer Holdings Corporation
g
61,014
1,747 Integra LifeSciences Holdings
Corporation
g
96,155
2,564 Intuitive Surgical, Inc.
g
590,156
32,409 Ionis Pharmaceuticals, Inc.
g
1,217,282
33,311 Johnson & Johnson 5,813,436
9,190 Kura Oncology, Inc.
g
140,699
9,681 Laboratory Corporation of America
Holdings 2,538,261
42,401 Lantheus Holdings, Inc.
g
3,253,005
2,571 Masimo Corporation
g
371,715
17,007 Medtronic plc 1,573,488
81,974 Merck & Company, Inc. 7,323,557
2,084 Merit Medical Systems, Inc.
g
119,788
495 MultiPlan Corporation
g
2,505
24,092 Natera, Inc.
g
1,132,324
5,788 National HealthCare Corporation 411,122
3,723 Novo Nordisk AS ADR 432,091
3,398 Nurix Therapeutics, Inc.
g
54,232
12,941 NuVasive, Inc.
g
679,661
23,557 Omnicell, Inc.
g
2,594,097
4,421 Orthofix Medical, Inc.
g
113,399
4,397 Pediatrix Medical Group, Inc.
g
99,636
16,097 Premier, Inc. 619,091
140,124 Progyny, Inc.
g
4,277,986
33,109 R1 RCM, Inc.
g
827,725
607 Regeneron Pharmaceuticals, Inc.
g
353,086
18,043 Repligen Corporation
g
3,849,654
934 Sage Therapeutics, Inc.
g
32,139
12,231 Sarepta Therapeutics, Inc.
g
1,136,871
2,661 Scholar Rock Holding Corporation
g
18,254
39,670 Silk Road Medical, Inc.
g
1,805,382
1,145 STAAR Surgical Company
g
92,402
14,522 Stryker Corporation 3,118,600
25,518 Syneos Health, Inc.
g
2,019,495
16,280 Teleflex, Inc. 3,914,689
900 Thermo Fisher Scientific, Inc. 538,569
10,317 Tilray Brands, Inc.
f,g
37,657
17,058 Travere Therapeutics, Inc.
g
401,545
6,907 Twist Bioscience Corporation
g
302,112
866 U.S. Physical Therapy, Inc. 112,389
4,566 Ultragenyx Pharmaceutical, Inc.
g
243,276
2,912 Vanda Pharmaceuticals, Inc.
g
31,391

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Health Care (3.6%) - continued
6,294 Veracyte, Inc.
g
$ 165,784
102,061 Viemed Healthcare, Inc.
g
801,179
31,485 Vor BioPharma, Inc.
f,g
145,146
6,797 VYNE Therapeutics, Inc.
g
2,937
664 Waters Corporation
g
241,716
3,909 Zentalis Pharmaceuticals, Inc.
g
114,143
27,270 Zimmer Biomet Holdings, Inc. 3,010,335
14,030 Zoetis, Inc. 2,561,177
Total 131,646,043
Industrials (4.4%)
21,698 3M Company 3,108,022
2,209 A.O. Smith Corporation 139,763
3,573 ACCO Brands Corporation 25,618
3,937 Advanced Drainage Systems, Inc. 466,928
6,727 AECOM 484,344
29,966 Alaska Air Group, Inc.
g
1,328,393
1,237 Allegion plc 130,751
39,602 Altra Industrial Motion Corporation 1,652,591
1,324 American Woodmark Corporation
g
66,491
26,455 AMETEK, Inc. 3,267,193
1,750 Armstrong World Industries, Inc. 156,363
43,948 ASGN, Inc.
g
4,560,044
10,653 AZZ, Inc. 453,179
59,099 Badger Infrastructure Solutions,
Ltd. 1,418,228
27,499 Barnes Group, Inc. 930,016
3,663 Cactus, Inc. 152,344
12,799 Carlisle Companies, Inc. 3,789,784
1,142 Caterpillar, Inc. 226,402
19,603 CBIZ, Inc.
g
894,289
38,322 Chart Industries, Inc.
g
7,476,239
5,991 Cintas Corporation 2,549,111
95,871 CNH Industrial NV 1,238,653
1,009 Columbus McKinnon Corporation 33,398
920 Covenant Logistics Group, Inc. 30,792
36,785 Crane Holdings, Company 3,639,140
5,147 CSW Industrials, Inc. 614,912
90,467 CSX Corporation 2,924,798
20,778 Curtiss-Wright Corporation 2,980,396
2,203 Deere & Company 756,026
38,265 Delta Air Lines, Inc.
g
1,216,827
3,382 Donaldson Company, Inc. 184,015
235 Douglas Dynamics, Inc. 7,487
98,766 Driven Brands Holdings, Inc.
g
3,000,511
25,624 Dun & Bradstreet Holdings, Inc.
g
403,834
1,528 Eagle Bulk Shipping, Inc. 80,877
9,886 EMCOR Group, Inc. 1,150,434
19,311 Emerson Electric Company 1,739,342
180 Enovis Corporation
g
10,750
17,757 Fastenal Company 912,000
119,279 First Advantage Corporation
g
1,673,484
5,911 Forrester Research, Inc.
g
274,802
15,577 Fortune Brands Home and
Security, Inc. 1,085,405
30,284 Forward Air Corporation 3,177,700
5,500 Genco Shipping & Trading, Ltd. 106,040
3,760 Generac Holdings, Inc.
g
1,008,808
6,693 General Dynamics Corporation 1,517,102
770 Gibraltar Industries, Inc.
g
36,028
655 Gorman-Rupp Company 20,109
1,518 GrafTech International, Ltd. 11,689
21,050 Greenbrier Companies, Inc. 669,811
9,742 Helios Technologies, Inc. 670,444
94,083 Howmet Aerospace, Inc. 3,493,302
Shares Common Stock (26.1%) Value
Industrials (4.4%) - continued
11,758 Hubbell, Inc. $ 2,575,237
677 ICF International, Inc. 63,875
16,859 IDEX Corporation 3,519,316
3,047 ITT Corporation 228,616
81,167 Janus International Group, Inc.
g
825,468
2,308 JetBlue Airways Corporation
g
19,433
22,709 Johnson Controls International plc 1,224,242
4,383 Kennametal, Inc. 117,684
5,603 L3Harris Technologies, Inc. 1,344,552
17,091 Landstar System, Inc. 2,676,109
1,606 Lennox International, Inc. 384,685
38,056 Lincoln Electric Holdings, Inc. 5,382,641
4,853 Linde plc 1,465,606
5,733 Manitowoc Company, Inc.
g
65,528
24,318 ManpowerGroup, Inc. 1,906,774
2,581 Masonite International
Corporation
g
234,948
17,282 Mercury Systems, Inc.
g
1,019,811
35,626 Middleby Corporation
g
5,154,726
14,432 MSC Industrial Direct Company,
Inc. 1,192,949
43,153 NAPCO Security Technologies,
Inc.
g
1,107,306
627 National Presto Industries, Inc. 44,642
2,039 Norfolk Southern Corporation 512,136
944 Northrop Grumman Corporation 452,082
7,507 NOW, Inc.
g
83,027
6,172 Old Dominion Freight Line, Inc. 1,873,264
6,246 Parker-Hannifin Corporation 1,805,656
18,316 Pentair plc 895,469
1,599 Quad/Graphics, Inc.
g
5,085
5,902 Quanta Services, Inc. 818,784
93,019 Ranpak Holdings Corporation
g
475,327
10,176 RBC Bearings, Inc.
g
2,401,536
56,656 Regal Rexnord Corporation 7,608,901
42,435 Rush Enterprises, Inc. 2,044,943
5,357 Saia, Inc.
g
1,274,162
33,859 SkyWest, Inc.
g
817,695
1,834 Snap-On, Inc. 410,908
10,408 Southwest Airlines Company
g
396,753
18,071 Standex International Corporation 1,754,333
102,430 Summit Materials, Inc.
g
2,817,849
129,764 Sun Country Airlines Holdings,
Inc.
g
2,617,340
1,351 Sunrun, Inc.
g
44,164
4,377 Technip Energies NV ADR 51,474
8,598 Teledyne Technologies, Inc.
g
3,365,257
13,244 Tennant Company 887,745
13,206 Timken Company 863,408
3,841 Toro Company 330,288
3,235 Trane Technologies plc 475,513
19,659 TransUnion 1,557,583
8,717 Trex Company, Inc.
g
562,421
6,050 TriMas Corporation 179,080
20,854 Tutor Perini Corporation
g
189,354
28,430 Uber Technologies, Inc.
g
666,684
20,263 Union Pacific Corporation 4,605,780
22,039 United Airlines Holdings, Inc.
g
809,933
12,676 United Parcel Service, Inc. 2,470,426
10,783 United Rentals, Inc.
g
3,479,351
4,120 Univar Solutions, Inc.
g
111,405
5,087 Valmont Industries, Inc. 1,381,019
2,776 Verisk Analytics, Inc. 528,134
46,627 Vicor Corporation
g
3,401,906
27,583 Vontier Corporation 711,641

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Industrials (4.4%) - continued
3,739 Watsco, Inc. $ 1,024,299
673 Watts Water Technologies, Inc. 92,961
5,779 Werner Enterprises, Inc. 254,045
134,300 WillScot Mobile Mini Holdings
Corporation
g
5,185,323
1,673 Woodward, Inc. 175,163
Total 160,968,764
Information Technology (4.9%)
295 Accenture plc 90,347
3,655 ACI Worldwide, Inc.
g
104,277
409 Adobe, Inc.
g
167,739
7,551 Advanced Energy Industries, Inc. 675,739
22,425 Agilysys, Inc.
g
1,083,128
39,579 Amphenol Corporation 3,052,728
1,585 ANSYS, Inc.
g
442,199
112,264 Apple, Inc. 18,244,023
12,061 Arista Networks, Inc.
g
1,406,674
11,679 Arrow Electronics, Inc.
g
1,496,897
10,765 Autodesk, Inc.
g
2,328,685
25,000 Avalara, Inc.
g
2,185,500
2,358 Benchmark Electronics, Inc. 60,318
14,156 BigCommerce Holdings, Inc.
g
221,541
15,354 Bill.com Holdings, Inc.
g
2,074,018
11,708 Block, Inc.
g
890,510
7,035 Booz Allen Hamilton Holding
Corporation 675,219
11,986 Bread Financial Holdings, Inc. 474,765
4,164 Broadcom, Inc. 2,229,739
1,063 CACI International, Inc.
g
321,334
52,942 Calix, Inc.
g
3,019,812
3,489 CDW Corporation 633,358
23,092 Ciena Corporation
g
1,191,547
75,908 Cisco Systems, Inc. 3,443,946
63,246 Cognex Corporation 3,224,281
25,689 CommScope Holding Company,
Inc.
g
231,972
20,578 Computer Services, Inc. 787,109
18,593 Conduent Incorporated
g
86,643
17,487 Descartes Systems Group, Inc.
g
1,207,303
4,643 Digital Turbine, Inc.
g
93,185
1,287 Diodes, Inc.
g
104,723
38,500 Dolby Laboratories, Inc. 2,979,900
22,451 Dropbox, Inc.
g
510,536
8,489 Endava plc ADR
g
865,878
3,912 EPAM Systems, Inc.
g
1,366,266
1,790 ePlus, Inc.
g
99,470
5,533 Euronet Worldwide, Inc.
g
543,728
6,387 Eventbrite, Inc.
g
59,782
26,349 Fidelity National Information
Services, Inc. 2,691,814
15,059 Fiserv, Inc.
g
1,591,435
41,310 Five9, Inc.
g
4,466,437
6,673 FLEETCOR Technologies, Inc.
g
1,468,661
15,375 Flex, Ltd.
g
258,300
244 Genpact, Ltd. 11,732
75,827 Gilat Satellite Networks, Ltd.
f,g
501,975
11,741 Global Payments, Inc. 1,436,159
2,515 HubSpot, Inc.
g
774,620
34,320 Intel Corporation 1,246,159
4,767 IPG Photonics Corporation
g
508,067
14,324 Jack Henry & Associates, Inc. 2,976,098
92 Keysight Technologies, Inc.
g
14,959
1,102 KLA-Tencor Corporation 422,661
66,213 Knowles Corporation
g
1,307,707
Shares Common Stock (26.1%) Value
Information Technology (4.9%) - continued
5,822 Lam Research Corporation $ 2,913,969
80,844 Lattice Semiconductor
Corporation
g
4,971,906
3,482 Littelfuse, Inc. 971,025
41,016 LiveRamp Holding, Inc.
g
1,091,436
12,866 Mastercard, Inc. 4,551,862
1,794 MAXIMUS, Inc. 119,929
735 MaxLinear, Inc.
g
29,701
34,572 Microchip Technology, Inc. 2,380,628
68,571 Microsoft Corporation 19,250,623
528 MKS Instruments, Inc. 62,410
12,707 Momentive Global, Inc.
g
109,916
8,776 Monolithic Power Systems, Inc. 4,078,383
24,497 National Instruments Corporation 930,886
882 NETGEAR, Inc.
g
22,738
2,192 NICE, Ltd. ADR
f,g
469,132
10,770 Nova, Ltd.
g
1,134,620
17,728 NVIDIA Corporation 3,219,937
10,260 Okta, Inc.
g
1,010,097
6,795 ON Semiconductor Corporation
g
453,770
4,961 Palo Alto Networks, Inc.
g
2,476,035
6,411 Paycom Software, Inc.
g
2,118,771
59,804 Paymentus Holdings, Inc.
f,g
870,148
19,914 PayPal Holdings, Inc.
g
1,723,158
1,016 Plexus Corporation
g
95,453
148 Progress Software Corporation 6,950
16,370 PTC, Inc.
g
2,019,731
20,249 Qorvo, Inc.
g
2,107,313
22,059 QUALCOMM, Inc. 3,199,879
9,911 Salesforce, Inc.
g
1,823,822
40,580 Samsung Electronics Company,
Ltd. 1,920,861
4,396 Sanmina Corporation
g
202,436
347 ScanSource, Inc.
g
11,087
19,116 Semtech Corporation
g
1,191,500
1,933 ServiceNow, Inc.
g
863,394
69,107 Sierra Wireless, Inc.
g
1,719,382
7,305 SiTime Corporation
g
1,358,584
28,325 Skyworks Solutions, Inc. 3,084,026
44,630 Sonos, Inc.
g
986,769
88,514 Sprout Social, Inc.
g
4,611,579
5,638 Synopsys, Inc.
g
2,071,965
6,073 TD SYNNEX Corporation 609,851
33,971 Texas Instruments, Inc. 6,077,072
7,872 Trimble, Inc.
g
546,553
14,412 TTEC Holdings, Inc. 1,054,526
155,762 TTM Technologies, Inc.
g
2,107,460
5,169 Tyler Technologies, Inc.
g
2,062,431
12,558 Universal Display Corporation 1,449,947
421 Upland Software, Inc.
g
4,766
1,141 Vertex, Inc.
g
12,836
5,840 WEX, Inc.
g
970,666
5,338 Wolfspeed, Inc.
g
444,655
38,526 Workiva, Inc.
g
2,523,453
7,708 Xerox Holdings Corporation 132,038
Total 178,583,668
Materials (1.3%)
1,813 AdvanSix, Inc. 71,233
19,660 AptarGroup, Inc. 2,118,562
22,859 Ashland Global Holdings, Inc. 2,296,644
7,911 Avery Dennison Corporation 1,506,729
49,114 Axalta Coating Systems, Ltd.
g
1,238,655
6,892 Ball Corporation 506,011
1,070 Cabot Corporation 79,458

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Materials (1.3%) - continued
33,580 Carpenter Technology Corporation $ 1,079,261
2,008 Celanese Corporation 235,960
16,920 CF Industries Holdings, Inc. 1,615,691
6,075 Cleveland-Cliffs, Inc.
g
107,588
25,557 Compass Minerals International,
Inc. 951,487
15,680 Crown Holdings, Inc. 1,594,342
40,865 Dow, Inc. 2,174,427
27,026 Eastman Chemical Company 2,592,604
4,875 FMC Corporation 541,613
12,048 Freeport-McMoRan, Inc. 380,114
9,538 Graphic Packaging Holding
Company 212,221
15,402 Huntsman Corporation 446,042
25,777 Ingevity Corporation
g
1,729,637
7,932 Innospec, Inc. 809,064
130,671 Ivanhoe Mines, Ltd.
g
812,261
7,191 Kaiser Aluminum Corporation 544,862
55,822 LyondellBasell Industries NV 4,974,857
3,856 Martin Marietta Materials, Inc. 1,357,621
4,331 Mativ, Inc. 94,632
2,916 Minerals Technologies, Inc. 194,818
4,475 Myers Industries, Inc. 108,877
9,783 Nucor Corporation 1,328,531
412 O-I Glass, Inc.
g
6,061
9,825 Orion Engineered Carbons SA 169,874
4,708 PPG Industries, Inc. 608,697
12,442 Quaker Chemical Corporation 2,018,217
15,109 Reliance Steel & Aluminum
Company 2,874,487
20,176 RPM International, Inc. 1,823,910
6,542 Ryerson Holding Corporation 179,251
3,021 Sensient Technologies Corporation 259,746
1,870 Sherwin-Williams Company 452,428
8,621 Sonoco Products Company 547,347
15,521 Steel Dynamics, Inc. 1,208,775
7,561 SunCoke Energy, Inc. 55,951
8,860 Trinseo plc 316,922
2,688 Tronox Holdings plc 41,960
14,627 UFP Technologies, Inc.
g
1,177,766
8,895 United States Lime & Minerals, Inc. 915,029
21,393 United States Steel Corporation 505,944
8,523 Westlake Corporation 829,629
34,979 WestRock Company 1,481,710
2,032 Worthington Industries, Inc. 104,059
Total 47,281,565
Real Estate (1.5%)
146,339 AGNC Investment Corporation 1,845,335
38,173 Agree Realty Corporation 3,038,189
3,380 Alexandria Real Estate Equities,
Inc. 560,336
7,371 American Campus Communities,
Inc. 481,474
1,964 Apartment Income REIT
Corporation 89,048
3,787 AvalonBay Communities, Inc. 810,191
9,031 Camden Property Trust 1,274,274
15,436 CBRE Group, Inc.
g
1,321,630
58,868 CubeSmart 2,700,275
49,106 Cushman and Wakefield plc
g
824,981
3,736 Digital Realty Trust, Inc. 494,833
7,776 Duke Realty Corporation 486,467
1,641 EastGroup Properties, Inc. 279,856
48,883 EPR Properties 2,630,394
Shares Common Stock (26.1%) Value
Real Estate (1.5%) - continued
32,051 Essential Properties Realty Trust,
Inc. $ 773,070
1,159 Essex Property Trust, Inc. 332,088
3,791 Extra Space Storage, Inc. 718,470
27,628 First Industrial Realty Trust, Inc. 1,435,275
8,507 FirstService Corporation 1,138,577
11,431 Four Corners Property Trust, Inc. 334,128
1,445 Getty Realty Corporation 42,396
4,627 Gladstone Land Corporation 125,438
74,749 Healthcare Realty Trust, Inc. 1,962,161
79,712 Host Hotels & Resorts, Inc. 1,419,671
45,208 Independence Realty Trust, Inc. 1,003,618
5,907 Industrial Logistics Properties Trust 59,247
13,320 Kilroy Realty Corporation 721,678
6,880 Life Storage, Inc. 866,123
100,016 MGIC Investment Corporation 1,414,226
23,409 National Retail Properties, Inc. 1,114,503
131,010 National Storage Affiliates Trust 7,184,588
85,807 Necessity Retail REIT, Inc. 668,437
10,034 NetSTREIT Corporation 205,697
85,231 New Residential Investment
Corporation 929,870
5,664 NexPoint Residential Trust, Inc. 376,883
94,062 Pebblebrook Hotel Trust 1,839,853
12,158 Public Storage, Inc. 3,968,493
974 RE/MAX Holdings, Inc. 24,681
2,657 Realty Income Corporation 196,591
13,530 Regency Centers Corporation 871,738
83,737 Rexford Industrial Realty, Inc. 5,477,237
34,895 Sabra Health Care REIT, Inc. 537,034
4,720 SBA Communications Corporation 1,584,929
74,989 Service Properties Trust 490,428
2,729 Spirit Realty Capital, Inc. 121,004
25,562 UDR, Inc. 1,237,201
5,824 UMH Properties, Inc. 124,109
Total 56,136,725
Utilities (0.8%)
14,057 Alliant Energy Corporation 856,493
6,087 Artesian Resources Corporation 313,846
2,986 Avista Corporation 126,188
16,655 CenterPoint Energy, Inc. 527,797
5,571 Consolidated Water Company,
Ltd. 86,629
20,044 Constellation Energy Corporation 1,324,908
14,198 Duke Energy Corporation 1,560,786
18,905 Entergy Corporation 2,176,533
3,950 Essential Utilities, Inc. 205,163
279 Evergy, Inc. 19,045
33,321 Exelon Corporation 1,549,093
214,511 NiSource, Inc. 6,521,134
19,654 NorthWestern Corporation 1,089,814
59,585 OGE Energy Corporation 2,447,752
6,136 Pinnacle West Capital Corporation 450,812
14,706 Portland General Electric
Company 755,006
45,302 Sempra Energy 7,511,072
13,178 Spire, Inc. 991,513
20,345 UGI Corporation 878,090
Total 29,391,674
Total Common Stock
(cost $858,997,534) 957,969,202

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 11.5% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
$ 487,249
Access Group, Inc.
51,660
2.759%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
50,241
Ares XL CLO, Ltd.
525,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
483,360
Ares XXXIIR CLO, Ltd.
650,000
3.411%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
626,600
Buttermilk Park CLO, Ltd.
1,150,000
3.912%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,111,304
CarVal CLO II, Ltd.
525,000
4.210%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
499,773
300,000
4.710%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
281,967
CMFT Net Lease Master Issuer,
LLC
342,598
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
304,036
Commonbond Student Loan Trust
44,692
2.759%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
44,020
Dewolf Park CLO, Ltd.
500,000
3.962%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
479,730
Dryden 36 Senior Loan Fund
450,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
429,539
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,092,072
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
560,345
Galaxy XIX CLO, Ltd.
400,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
371,285
Goldentree Loan Management,
Ltd.
500,000
4.110%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
480,929
Harley Marine Financing, LLC
1,304,209
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,270,087
Home Partners of America Trust
636,009
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
579,179
Principal
Amount Long-Term Fixed Income (11.5%) Value
Asset-Backed Securities (0.5%) - continued
$ 509,700
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
$ 444,870
Laurel Road Prime Student Loan
Trust
160,957
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
158,174
Longfellow Place CLO, Ltd.
1,000,000
4.262%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
971,310
250,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
240,871
Madison Park Funding XIV, Ltd.
525,000
4.159%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
507,999
Mello Mortgage Capital
Acceptance
610,938
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
539,815
Mercury Financial Credit Card
Master Trust
625,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
594,800
National Collegiate Trust
179,623
2.554%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
173,891
OCP CLO, Ltd.
450,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
420,786
Octagon Investment Partners XVI,
Ltd.
100,000
4.140%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
96,135
OZLM IX, Ltd.
325,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
312,575
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
272,627
ROC Securities Trust Series
550,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
502,947
SLM Student Loan Trust
150,815
2.659%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
145,359
Sound Point CLO XIV, Ltd.
650,000
4.833%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
625,909
Sound Point CLO XXI, Ltd.
375,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
359,169
Stratus CLO, Ltd.
450,000
4.460%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
418,480

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Asset-Backed Securities (0.5%) - continued
TRK Trust
$ 484,033
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
$ 443,329
Upstart Securitization Trust
39,952
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
39,813
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
237,459
Wind River CLO, Ltd.
375,000
4.310%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
362,115
325,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
308,218
Total 17,328,367
Basic Materials (0.1%)
Alcoa Nederland Holding BV
120,000 5.500%,  12/15/2027
h
118,466
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
187,704
Avient Corporation
34,000 7.125%,  8/1/2030
e,h
35,034
Chemours Company
85,000 5.750%,  11/15/2028
h
81,004
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 109,483
40,000 4.625%,  3/1/2029
f,h
37,334
Consolidated Energy Finance SA
138,000 5.625%,  10/15/2028
h
112,436
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 102,454
EverArc Escrow Sarl
79,000 5.000%,  10/30/2029
h
69,418
First Quantum Minerals, Ltd.
172,000 6.875%,  10/15/2027
h
163,830
Freeport-McMoRan, Inc.
430,000 4.625%,  8/1/2030 412,542
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
h
92,168
222,000 4.000%,  3/27/2027
h
215,307
Hecla Mining Company
60,000 7.250%,  2/15/2028 59,104
Hudbay Minerals, Inc.
80,000 4.500%,  4/1/2026
h
66,180
Ingevity Corporation
120,000 3.875%,  11/1/2028
h
106,477
International Flavors and
Fragrances, Inc.
285,000 3.468%,  12/1/2050
h
217,948
Kinross Gold Corporation
168,000 5.950%,  3/15/2024 171,961
Mercer International, Inc.
70,000 5.125%,  2/1/2029 65,538
Methanex Corporation
92,000 4.250%,  12/1/2024 88,665
Mosaic Company
175,000 4.050%,  11/15/2027 175,149
Novelis Corporation
55,000 3.250%,  11/15/2026
h
51,181
40,000 4.750%,  1/30/2030
h
37,001
Principal
Amount Long-Term Fixed Income (11.5%) Value
Basic Materials (0.1%) - continued
$ 55,000 3.875%,  8/15/2031
h
$ 47,025
OCI NV
64,000 4.625%,  10/15/2025
h
61,760
Olin Corporation
130,000 5.125%,  9/15/2027 125,047
10,000 5.625%,  8/1/2029 9,600
SCIL USA Holdings, LLC
101,000 5.375%,  11/1/2026
h
84,493
SPCM SA
89,000 3.375%,  3/15/2030
h
71,621
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
h
72,968
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
h
56,675
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
h
62,127
United States Steel Corporation
134,000 6.875%,  3/1/2029
f
128,696
Total 3,496,396
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
97,000 6.375%,  6/15/2030
h
97,743
AECOM
185,000 5.125%,  3/15/2027 187,588
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
145,618
10,000 4.625%,  5/15/2030
h
8,910
ARD Finance SA
31,000 6.500%,  6/30/2027
h
23,460
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
138,000 5.250%,  8/15/2027
h
104,971
Boeing Company
290,000 5.930%,  5/1/2060 287,072
250,000 5.040%,  5/1/2027 254,944
400,000 5.705%,  5/1/2040 398,028
Bombardier, Inc.
101,000 7.125%,  6/15/2026
h
93,768
80,000 7.875%,  4/15/2027
h
74,000
75,000 6.000%,  2/15/2028
h
64,710
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
h
78,721
Carrier Global Corporation
176,000 3.577%,  4/5/2050 139,505
125,000 2.700%,  2/15/2031 110,223
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
h
13,126
26,000 8.750%,  4/15/2030
h
24,798
CNH Industrial NV
125,000 3.850%,  11/15/2027 119,877
Cornerstone Building Brands, Inc.
68,000 6.125%,  1/15/2029
h
45,560
Covert Mergeco, Inc.
54,000 4.875%,  12/1/2029
h
48,099
CP Atlas Buyer, Inc.
70,000 7.000%,  12/1/2028
h
55,125
Crown Cork & Seal Company, Inc.
70,000 7.375%,  12/15/2026 75,583
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
h
56,837
145,000 3.500%,  9/1/2028
h
131,225

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Capital Goods (0.2%) - continued
H&E Equipment Services, Inc.
$ 142,000 3.875%,  12/15/2028
h
$ 123,185
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
h
83,854
Howmet Aerospace, Inc.
158,000 3.000%,  1/15/2029 141,758
199,000 5.950%,  2/1/2037 197,459
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 196,499
JELD-WEN, Inc.
38,000 6.250%,  5/15/2025
h
37,845
30,000 4.625%,  12/15/2025
h
27,675
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 175,719
46,000 6.150%,  9/1/2036 55,474
Mauser Packaging Solutions
Holding Company
100,000 5.500%,  4/15/2024
h
98,912
80,000 7.250%,  4/15/2025
h
73,362
Meritor, Inc.
100,000 4.500%,  12/15/2028
h
99,250
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
h
84,626
Nesco Holdings II, Inc.
50,000 5.500%,  4/15/2029
h
43,375
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
h
93,358
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 285,159
OI European Group BV
87,000 4.750%,  2/15/2030
h
72,969
Owens-Brockway Glass Container,
Inc.
70,000 5.875%,  8/15/2023
h
70,000
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
h
57,525
Parker-Hannifin Corporation
331,000 4.500%,  9/15/2029 339,260
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
h
82,216
Raytheon Technologies
Corporation
101,000 4.125%,  11/16/2028 102,474
225,000 4.450%,  11/16/2038 222,066
200,000 3.750%,  11/1/2046 177,104
Republic Services, Inc.
130,000 2.900%,  7/1/2026 126,455
Roper Technologies, Inc.
116,000 4.200%,  9/15/2028 116,903
225,000 1.750%,  2/15/2031 183,765
SRM Escrow Issuer, LLC
125,000 6.000%,  11/1/2028
h
115,986
Textron, Inc.
200,000 3.375%,  3/1/2028 190,371
Titan Acquisition, Ltd.
60,000 7.750%,  4/15/2026
h
53,700
TransDigm, Inc.
75,000 6.250%,  3/15/2026
h
75,361
245,000 5.500%,  11/15/2027 231,278
Principal
Amount Long-Term Fixed Income (11.5%) Value
Capital Goods (0.2%) - continued
United Rentals North America, Inc.
$ 110,000 4.875%,  1/15/2028 $ 109,817
110,000 4.000%,  7/15/2030 101,200
Victors Merger Corporation
44,000 6.375%,  5/15/2029
h
24,679
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
h
60,125
WESCO Distribution, Inc.
110,000 7.250%,  6/15/2028
h
113,961
Total 7,084,216
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
13,972
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 12,581
Bellemeade Re, Ltd.
374,973
3.264%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
372,966
Business Jet Securities, LLC
317,703
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
295,235
CHL Mortgage Pass-Through Trust
866,447
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 536,397
Citicorp Mortgage Securities, Inc.
291,272
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 268,032
Citigroup Mortgage Loan Trust,
Inc.
2,082
2.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,991
COLT Mortgage Loan Trust
634,254
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
567,367
Countrywide Alternative Loan Trust
57,334
2.539%,  10/25/2035, Ser.
2005-43, Class 4A1
b
50,046
290,805
7.000%,  10/25/2037, Ser.
2007-24, Class A10 125,401
Countrywide Asset-Backed
Certificates
6
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b,c
0
Countrywide Home Loan
Mortgage Pass Through Trust
33,293
2.487%,  11/25/2035, Ser.
2005-22, Class 2A1
b
29,691
Countrywide Home Loans, Inc.
78,988
5.750%,  4/25/2037, Ser.
2007-3, Class A27 44,980
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
307,924
500,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
481,387
518,555
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
440,671
307,489
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
272,629
1,166,916
3.432%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,141,486

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 33,011
6.000%,  8/25/2022, Ser.
2006-AR5, Class 23A $ 25,261
Federal Home Loan Mortgage
Corporation - REMIC
53,534
4.000%,  7/15/2031, Ser.
4104, Class KI
j
1,008
125,949
3.000%,  2/15/2033, Ser.
4170, Class IG
j
12,308
384,253
3.000%,  3/15/2033, Ser.
4180, Class PI
j
43,722
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 531,629
Federal National Mortgage
Association - REMIC
587,511
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
27,925
Flagstar Mortgage Trust
354,427
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
327,518
Foundation Finance Trust
324,641
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
299,472
FWD Securitization Trust
373,335
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
363,788
GCAT Trust
513,157
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
469,171
GS Mortgage-Backed Securities
Trust
678,692
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
623,603
GSAA Home Equity Trust
959,251
4.523%,  8/25/2034, Ser.
2004-10, Class M2
i
905,037
J.P. Morgan Mortgage Trust
606,949
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
537,094
460,402
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
387,977
LHOME Mortgage Trust
250,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
237,289
525,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
502,928
Merrill Lynch Alternative Note
Asset Trust
78,730
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 39,529
New Residential Mortgage Loan
Trust
1,229,214
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,084,637
New York Mortgage Trust
600,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
567,589
396,246
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
383,945
Principal
Amount Long-Term Fixed Income (11.5%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Oaktown Re VII, Ltd.
$ 350,000
3.114%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
$ 341,527
Oaktown Re, Ltd.
413,661
3.164%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
412,172
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
329,833
Palisades Mortgage Loan Trust
875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
829,857
Preston Ridge Partners Mortgage
Trust, LLC
426,668
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
405,852
Pretium Mortgage Credit Partners,
LLC
378,332
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
372,792
263,568
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
249,633
Residential Accredit Loans, Inc.
Trust
136,637
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 121,484
Residential Funding Mortgage
Security I Trust
20,275
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 17,155
Sequoia Mortgage Trust
104,691
3.088%,  9/20/2046, Ser.
2007-1, Class 4A1
b
75,372
Toorak Mortgage Corporation, Ltd.
386,406
3.721%,  9/25/2022, Ser.
2019-2, Class A1 383,195
286,317
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
284,855
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
468,633
Tricon Residential Trust
425,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
388,955
Vericrest Opportunity Loan
Transferee
353,395
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
333,494
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
429,625
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
512,037
357,372
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
339,622
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
301,230
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
281,259
232,069
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
219,447
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
238,312

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
$ 231,907
Verus Securitization Trust
258,099
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
231,252
Total 20,119,714
Commercial Mortgage-Backed Securities (0.5%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
570,464
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
436,843
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
316,324
BANK 2021-BNK36
625,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 557,614
BANK 2022-BNK39
2,747,601
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
86,721
650,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 600,941
BANK 2022-BNK40
700,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
674,381
Barclays Commercial Mortgage
Securities, LLC
500,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
489,882
BBCMS Mortgage Trust
1,344,187
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
64,354
375,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
346,647
400,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
422,074
750,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 672,913
500,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 452,809
3,574,957
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
378,715
Benchmark Mortgage Trust
1,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 904,156
BFLD Trust
200,000
3.699%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
192,474
BINOM Securitization Trust
324,392
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
298,546
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,000,000
2.580%,  6/25/2055, Ser.
K145, Class A2
k
936,333
850,000
2.450%,  4/25/2032, Ser.
K144, Class A2
k
787,169
1,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
1,399,370
Principal
Amount Long-Term Fixed Income (11.5%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
$ 1,750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 $ 1,703,277
1,150,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
1,165,053
1,750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 1,775,372
GS Mortgage Securities Trust
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 786,081
Morgan Stanley Capital I Trust
3,730,749
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
414,841
Total 16,433,354
Communications Services (0.3%)
Altice France SA
45,000 5.500%,  1/15/2028
h
39,678
85,000 5.125%,  7/15/2029
h
72,747
50,000 5.500%,  10/15/2029
h
43,003
AMC Networks, Inc.
86,000 4.750%,  8/1/2025 82,560
American Tower Corporation
80,000 3.375%,  10/15/2026 77,175
290,000 2.900%,  1/15/2030 258,683
AT&T, Inc.
198,000 3.650%,  6/1/2051 161,309
169,000 3.500%,  9/15/2053 133,602
250,000 2.300%,  6/1/2027 233,203
350,000 4.350%,  3/1/2029 353,052
180,000 4.900%,  8/15/2037 184,313
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
139,006
120,000 5.125%,  5/1/2027
h
117,534
125,000 4.750%,  3/1/2030
h
113,750
40,000 4.500%,  8/15/2030
h
35,557
110,000 4.750%,  2/1/2032
h
97,144
86,000 4.250%,  1/15/2034
h
71,039
Cengage Learning, Inc.
103,000 9.500%,  6/15/2024
h
97,403
Charter Communications
Operating, LLC
250,000 4.200%,  3/15/2028 241,671
400,000 3.500%,  6/1/2041 292,823
Clear Channel Worldwide
Holdings, Inc.
80,000 5.125%,  8/15/2027
h
73,986
80,000 7.750%,  4/15/2028
h
64,346
Comcast Corporation
212,000 2.987%,  11/1/2063 151,959
200,000 4.250%,  10/15/2030 205,394
180,000 4.400%,  8/15/2035 183,736
243,000 4.750%,  3/1/2044 243,388
150,000 4.600%,  8/15/2045 147,834
Consolidated Communications,
Inc.
81,000 5.000%,  10/1/2028
h
63,996
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
h
243,802
CSC Holdings, LLC
30,000 5.375%,  2/1/2028
h
28,500

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Communications Services (0.3%) - continued
$ 117,000 6.500%,  2/1/2029
h
$ 113,092
191,000 4.125%,  12/1/2030
h
162,434
DIRECTV Holdings, LLC
118,000 5.875%,  8/15/2027
h
109,928
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 233,997
DISH DBS Corporation
29,000 5.250%,  12/1/2026
h
25,085
34,000 7.375%,  7/1/2028 24,234
57,000 5.750%,  12/1/2028
h
46,241
Entercom Media Corporation
124,000 6.500%,  5/1/2027
h
61,380
Frontier Communications
Corporation
39,000 6.750%,  5/1/2029
h
34,710
Frontier Communications
Holdings, LLC
91,000 5.875%,  10/15/2027
h
89,648
25,000 8.750%,  5/15/2030
h
26,547
GCI, LLC
85,000 4.750%,  10/15/2028
h
77,469
Gray Escrow II, Inc.
170,000 5.375%,  11/15/2031
h
150,025
Gray Television, Inc.
135,000 4.750%,  10/15/2030
h
116,060
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 68,162
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
h
107,805
Iliad Holding SASU
89,000 6.500%,  10/15/2026
h
85,427
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
h
61,159
Level 3 Financing, Inc.
130,000 4.625%,  9/15/2027
h
118,825
85,000 4.250%,  7/1/2028
h
74,158
Magallanes, Inc.
233,000 5.141%,  3/15/2052
h
205,138
199,000 4.054%,  3/15/2029
h
189,399
199,000 5.050%,  3/15/2042
h
176,707
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
h
174,622
Netflix, Inc.
60,000 4.875%,  4/15/2028 59,573
105,000 5.875%,  11/15/2028 108,927
169,000 5.375%,  11/15/2029
h
169,753
180,000 4.875%,  6/15/2030
h
177,569
Nexstar Escrow Corporation
52,000 5.625%,  7/15/2027
h
52,145
NTT Finance Corporation
231,000 4.372%,  7/27/2027
h
237,973
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 84,890
135,000 4.200%,  6/1/2030 132,797
Radiate Holdco, LLC
80,000 6.500%,  9/15/2028
h
63,478
Scripps Escrow II, Inc.
37,000 3.875%,  1/15/2029
h
33,194
65,000 5.375%,  1/15/2031
h
54,437
Scripps Escrow, Inc.
55,000 5.875%,  7/15/2027
h
52,689
Principal
Amount Long-Term Fixed Income (11.5%) Value
Communications Services (0.3%) - continued
Sinclair Television Group, Inc.
$ 110,000 5.500%,  3/1/2030
h
$ 87,829
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
109,095
55,000 4.000%,  7/15/2028
h
51,095
95,000 4.125%,  7/1/2030
h
85,771
Sprint Capital Corporation
58,000 6.875%,  11/15/2028 65,105
135,000 8.750%,  3/15/2032 174,825
Sprint Corporation
245,000 7.625%,  2/15/2025 261,501
TEGNA, Inc.
157,000 4.625%,  3/15/2028 153,346
Telesat Canada
40,000 4.875%,  6/1/2027
h
23,550
25,000 6.500%,  10/15/2027
h
10,371
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 253,049
135,000 2.875%,  2/15/2031 119,475
530,000 3.500%,  4/15/2031 490,091
200,000 4.375%,  4/15/2040 186,114
Twitter, Inc.
21,000 3.875%,  12/15/2027
h
19,981
United States Cellular Corporation
80,000 6.700%,  12/15/2033 79,494
Uniti Group, LP
30,000 4.750%,  4/15/2028
h
26,404
Univision Communications, Inc.
150,000 6.625%,  6/1/2027
h
150,375
VeriSign, Inc.
110,000 4.750%,  7/15/2027 109,309
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060 141,255
425,000 2.650%,  11/20/2040 328,264
VTR Finance NV
95,000 6.375%,  7/15/2028
h
57,318
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
h
119,502
Walt Disney Company
266,000 3.600%,  1/13/2051 233,425
Zayo Group Holdings, Inc.
81,000 4.000%,  3/1/2027
h
70,896
Total 11,419,310
Consumer Cyclical (0.3%)
1011778 B.C., ULC
120,000 4.375%,  1/15/2028
h
111,217
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
73,000 10.500%,  2/15/2028
h
35,634
Allied Universal Holdco, LLC
40,000 6.625%,  7/15/2026
h
38,759
130,000 4.625%,  6/1/2028
h
115,427
65,000 6.000%,  6/1/2029
h
49,969
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
95,011
Amazon.com, Inc.
550,000 3.100%,  5/12/2051 462,202
230,000 3.875%,  8/22/2037 231,584
138,000 4.050%,  8/22/2047 136,420
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027
f
192,000

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Consumer Cyclical (0.3%) - continued
Arko Corporation
$ 58,000 5.125%,  11/15/2029
h
$ 48,725
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
h
62,011
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
h
78,220
Boyne USA, Inc.
65,000 4.750%,  5/15/2029
h
60,856
Brookfield Property REIT, Inc.
53,000 5.750%,  5/15/2026
h
51,686
Brookfield Residential Properties,
Inc.
85,000 6.250%,  9/15/2027
h
76,368
Caesars Entertainment, Inc.
122,000 6.250%,  7/1/2025
h
121,695
40,000 8.125%,  7/1/2027
h
40,000
91,000 4.625%,  10/15/2029
f,h
77,150
Carnival Corporation
57,000 10.500%,  2/1/2026
h
59,851
54,000 7.625%,  3/1/2026
h
46,454
120,000 5.750%,  3/1/2027
h
96,187
Cedar Fair, LP
42,000 5.375%,  4/15/2027 40,931
92,000 5.250%,  7/15/2029 87,995
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
h
80,581
Cinemark USA, Inc.
107,000 5.875%,  3/15/2026
f,h
102,720
Clarios Global, LP
65,000 8.500%,  5/15/2027
h
65,603
Cushman & Wakefield US
Borrower, LLC
48,000 6.750%,  5/15/2028
h
47,501
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 284,365
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
h
227,178
Dana, Inc.
80,000 5.625%,  6/15/2028 74,463
Empire Communities Corporation
67,000 7.000%,  12/15/2025
h
58,457
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 466,363
Ford Motor Company
48,000 3.250%,  2/12/2032 40,080
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 103,294
200,000 2.300%,  2/10/2025 187,445
210,000 4.134%,  8/4/2025 207,112
145,000 2.700%,  8/10/2026 131,769
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
h
75,132
General Motors Company
150,000 6.125%,  10/1/2025 157,687
250,000 6.800%,  10/1/2027 270,362
377,000 5.000%,  4/1/2035 352,487
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 161,182
GLP Capital, LP
298,000 5.750%,  6/1/2028 297,444
Principal
Amount Long-Term Fixed Income (11.5%) Value
Consumer Cyclical (0.3%) - continued
Goodyear Tire & Rubber Company
$ 50,000 5.000%,  7/15/2029 $ 45,600
35,000 5.250%,  7/15/2031 30,434
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
h
38,551
Hanesbrands, Inc.
72,000 4.875%,  5/15/2026
h
70,080
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
h
70,000
Hilton Domestic Operating
Company, Inc.
145,000 4.875%,  1/15/2030 140,831
39,000 3.625%,  2/15/2032
h
33,637
Hilton Grand Vacations Borrower
Escrow, LLC
100,000 5.000%,  6/1/2029
h
88,482
Home Depot, Inc.
215,000 5.400%,  9/15/2040 239,729
126,000 4.250%,  4/1/2046 124,257
205,000 3.900%,  6/15/2047 192,258
Hyundai Capital America
300,000 1.800%,  1/10/2028
h
257,430
International Game Technology plc
90,000 5.250%,  1/15/2029
h
86,911
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
h
43,954
KB Home
120,000 4.800%,  11/15/2029 107,952
Kohl's Corporation
128,000 3.375%,  5/1/2031 96,440
225,000 5.550%,  7/17/2045 163,020
L Brands, Inc.
120,000 6.625%,  10/1/2030
h
114,511
40,000 6.875%,  11/1/2035 36,665
Lennar Corporation
300,000 4.750%,  5/30/2025 302,462
Lowe's Companies, Inc.
390,000 2.625%,  4/1/2031 348,331
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
h
65,871
Magic MergerCo, Inc.
64,000 5.250%,  5/1/2028
h
53,280
Marriott International, Inc.
25,000 5.750%,  5/1/2025 26,082
360,000 4.625%,  6/15/2030 352,281
Mastercard, Inc.
170,000 3.950%,  2/26/2048 164,348
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
h
64,977
McDonald's Corporation
225,000 4.450%,  3/1/2047 219,955
MDC Holdings, Inc.
225,000 2.500%,  1/15/2031 167,427
MGM Resorts International
155,000 6.000%,  3/15/2023 156,335
20,000 5.750%,  6/15/2025 19,762
NCL Corporation, Ltd.
99,000 3.625%,  12/15/2024
h
85,140
40,000 5.875%,  2/15/2027
h
36,760
Nissan Motor Acceptance
Company, LLC
380,000 1.125%,  9/16/2024
h
352,514

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Consumer Cyclical (0.3%) - continued
Penn National Gaming, Inc.
$ 100,000 4.125%,  7/1/2029
h
$ 83,220
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
h
99,643
50,000 7.750%,  2/15/2029
h
48,136
Realogy Group, LLC
90,000 5.750%,  1/15/2029
h
73,498
Rite Aid Corporation
36,000 7.500%,  7/1/2025
h
31,297
Royal Caribbean Cruises, Ltd.
148,000 9.125%,  6/15/2023
h
150,236
40,000 11.500%,  6/1/2025
h
42,848
105,000 4.250%,  7/1/2026
h
82,420
Scientific Games International, Inc.
90,000 7.250%,  11/15/2029
h
91,575
41,000 6.625%,  3/1/2030
h
36,797
SeaWorld Parks and
Entertainment, Inc.
39,000 5.250%,  8/15/2029
h
34,964
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
h
30,852
Staples, Inc.
75,000 7.500%,  4/15/2026
h
66,375
67,000 10.750%,  4/15/2027
h
49,808
Station Casinos, LLC
62,000 4.625%,  12/1/2031
h
54,112
Target Corporation
198,000 2.950%,  1/15/2052 158,558
Tenneco, Inc.
95,000 5.000%,  7/15/2026 93,338
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029 323,616
Travel + Leisure Company
70,000 6.625%,  7/31/2026
h
71,191
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,h
49,177
Volkswagen Group of America
Finance, LLC
215,000 4.350%,  6/8/2027
h
213,897
Wabash National Corporation
92,000 4.500%,  10/15/2028
h
75,730
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
h
41,342
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
h
97,240
ZF North America Capital, Inc.
100,000 4.750%,  4/29/2025
h
95,189
Total 12,398,903
Consumer Non-Cyclical (0.4%)
Abbott Laboratories
306,000 4.750%,  11/30/2036 342,720
AbbVie, Inc.
100,000 2.950%,  11/21/2026 97,564
100,000 4.500%,  5/14/2035 101,442
400,000 4.300%,  5/14/2036 397,433
140,000 4.850%,  6/15/2044 142,083
275,000 4.875%,  11/14/2048 279,152
Albertson's Companies, Inc.
118,000 3.500%,  3/15/2029
h
103,329
Altria Group, Inc.
68,000 5.800%,  2/14/2039 64,339
Principal
Amount Long-Term Fixed Income (11.5%) Value
Consumer Non-Cyclical (0.4%) - continued
Amgen, Inc.
$ 150,000 4.200%,  2/22/2052 $ 139,734
Anheuser-Busch Companies, LLC
285,000 4.700%,  2/1/2036 292,939
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 530,702
290,000 4.375%,  4/15/2038 280,189
Anthem, Inc.
110,000 3.125%,  5/15/2050 87,119
230,000 4.625%,  5/15/2042 230,011
Aramark Services, Inc.
10,000 6.375%,  5/1/2025
h
10,018
143,000 5.000%,  2/1/2028
h
139,711
Archer-Daniels-Midland Company
340,000 2.700%,  9/15/2051 266,533
AstraZeneca plc
360,000 3.000%,  5/28/2051 301,912
Avantor Funding, Inc.
147,000 4.625%,  7/15/2028
h
141,520
Bausch Health Companies, Inc.
36,000 5.500%,  11/1/2025
h
32,040
63,000 9.000%,  12/15/2025
h
45,675
279,000 5.000%,  1/30/2028
h
148,568
80,000 4.875%,  6/1/2028
h
63,700
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 194,961
225,000 3.700%,  6/6/2027 222,881
Bristol-Myers Squibb Company
133,000 3.550%,  3/15/2042 122,802
Bunge, Ltd. Finance Corporation
362,000 2.750%,  5/14/2031 312,058
Cargill, Inc.
165,000 3.125%,  5/25/2051
h
132,901
Centene Corporation
95,000 4.250%,  12/15/2027 93,339
50,000 4.625%,  12/15/2029 49,313
170,000 3.000%,  10/15/2030 151,732
340,000 2.625%,  8/1/2031 289,931
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 86,692
Chobani, LLC/Chobani Finance
Corporation, Inc.
96,000 4.625%,  11/15/2028
h
86,545
Community Health Systems, Inc.
45,000 5.625%,  3/15/2027
h
39,994
23,000 8.000%,  12/15/2027
h
21,850
90,000 6.000%,  1/15/2029
h
78,525
149,000 6.875%,  4/15/2029
h
82,695
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 203,531
180,000 2.875%,  5/1/2030 162,843
Coty, Inc.
64,000 5.000%,  4/15/2026
h
62,854
CVS Health Corporation
250,000 4.875%,  7/20/2035 258,919
Danaher Corporation
154,000 2.800%,  12/10/2051 118,193
DaVita, Inc.
63,000 4.625%,  6/1/2030
h
51,660
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
h
58,833

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Consumer Non-Cyclical (0.4%) - continued
Eli Lilly and Company
$ 254,000 2.500%,  9/15/2060 $ 185,803
Embecta Corporation
31,000 6.750%,  2/15/2030
h
28,474
Encompass Health Corporation
135,000 4.500%,  2/1/2028 124,902
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
h
72,200
H. J. Heinz Company
40,000 5.200%,  7/15/2045 39,820
HCA, Inc.
164,000 5.375%,  2/1/2025 167,284
265,000 3.500%,  9/1/2030 241,810
HFC Prestige Products, Inc.
118,000 4.750%,  1/15/2029
h
107,110
HLF Financing SARL, LLC
150,000 4.875%,  6/1/2029
h
110,784
Humana, Inc.
135,000 2.150%,  2/3/2032 114,543
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
h
248,898
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
200,000 4.375%,  2/2/2052
h
151,576
142,000 5.500%,  1/15/2030
h
137,945
243,000 3.000%,  5/15/2032
h
198,140
Johnson & Johnson
265,000 4.375%,  12/5/2033 285,323
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 213,788
Kraft Heinz Foods Company
150,000 3.875%,  5/15/2027 149,154
90,000 4.375%,  6/1/2046 79,111
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
99,574
166,000 5.450%,  11/1/2041 151,358
Medtronic, Inc.
200,000 4.375%,  3/15/2035 210,427
Molina Healthcare, Inc.
110,000 4.375%,  6/15/2028
h
105,875
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
h
66,878
67,000 5.250%,  10/1/2029
h
60,551
Newell Brands, Inc.
230,000 4.450%,  4/1/2026 227,047
Organon & Company
128,000 4.125%,  4/30/2028
h
121,024
Owens & Minor, Inc.
66,000 6.625%,  4/1/2030
h
66,011
Par Pharmaceutical, Inc.
85,000 7.500%,  4/1/2027
h
68,496
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 129,889
Performance Food Group, Inc.
77,000 4.250%,  8/1/2029
h
68,422
Perrigo Finance Unlimited
Company
165,000 4.375%,  3/15/2026 162,386
Pilgrim's Pride Corporation
54,000 5.875%,  9/30/2027
h
54,000
76,000 3.500%,  3/1/2032
h
64,173
Principal
Amount Long-Term Fixed Income (11.5%) Value
Consumer Non-Cyclical (0.4%) - continued
Post Holdings, Inc.
$ 80,000 5.750%,  3/1/2027
h
$ 79,800
44,000 5.625%,  1/15/2028
h
43,340
36,000 5.500%,  12/15/2029
h
34,029
77,000 4.500%,  9/15/2031
h
68,338
Prime Security Services Borrower,
LLC/Prime Finance Inc.
215,000 5.750%,  4/15/2026
h
218,498
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 246,533
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
h
126,132
Scotts Miracle-Gro Company
60,000 4.500%,  10/15/2029 51,300
SEG Holding, LLC
110,000 5.625%,  10/15/2028
h
99,006
Simmons Foods, Inc.
157,000 4.625%,  3/1/2029
h
143,335
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
h
62,825
70,000 5.500%,  7/15/2030
h
63,061
Syneos Health, Inc.
90,000 3.625%,  1/15/2029
h
80,552
Sysco Corporation
250,000 6.600%,  4/1/2040 298,159
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 156,945
Teleflex, Inc.
230,000 4.625%,  11/15/2027 226,198
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 40,968
65,000 6.250%,  2/1/2027
h
65,759
245,000 5.125%,  11/1/2027
h
241,325
65,000 6.125%,  10/1/2028
h
63,375
Teva Pharmaceutical Finance
Netherlands III BV
137,000 3.150%,  10/1/2026 123,677
Thermo Fisher Scientific, Inc.
225,000 2.000%,  10/15/2031 200,200
TreeHouse Foods, Inc.
125,000 4.000%,  9/1/2028 108,750
United Natural Foods, Inc.
46,000 6.750%,  10/15/2028
h
46,288
UnitedHealth Group, Inc.
198,000 4.750%,  5/15/2052 209,844
66,000 4.950%,  5/15/2062 71,234
455,000 4.625%,  7/15/2035 484,179
Valeant Pharmaceuticals
International, Inc.
37,000 8.500%,  1/31/2027
h
23,369
Zoetis, Inc.
288,000 4.700%,  2/1/2043 287,886
Total 15,399,166
Energy (0.3%)
Antero Resources Corporation
57,000 5.375%,  3/1/2030
h
56,002
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
h
76,917

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Energy (0.3%) - continued
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
$ 53,000 6.625%,  7/15/2026
h
$ 49,859
BP Capital Markets America, Inc.
436,000 2.939%,  6/4/2051 328,690
150,000 3.543%,  4/6/2027 150,387
Buckeye Partners, LP
105,000 3.950%,  12/1/2026 97,734
Callon Petroleum Company
75,000 8.250%,  7/15/2025 75,015
61,000 7.500%,  6/15/2030
h
58,504
Canadian Natural Resources, Ltd.
140,000 2.050%,  7/15/2025 132,199
215,000 2.950%,  7/15/2030 194,451
Cenovus Energy, Inc.
60,000 5.375%,  7/15/2025 62,297
199,000 4.250%,  4/15/2027 198,163
Cheniere Corpus Christi Holdings,
LLC
143,000 2.742%,  12/31/2039 115,128
Cheniere Energy Partners, LP
5,000 4.500%,  10/1/2029 4,844
52,000 3.250%,  1/31/2032 45,370
Cheniere Energy, Inc.
83,000 4.625%,  10/15/2028 80,813
Chesapeake Energy Corporation
136,000 6.750%,  4/15/2029
h
140,876
CNX Resources Corporation
80,000 6.000%,  1/15/2029
h
77,800
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
h
61,069
Continental Resources, Inc.
122,000 2.268%,  11/15/2026
h
110,261
262,000 5.750%,  1/15/2031
h
258,335
CrownRock Finance, Inc.
92,000 5.625%,  10/15/2025
h
91,864
Devon Energy Corporation
442,000 4.500%,  1/15/2030 428,392
DT Midstream, Inc.
85,000 4.125%,  6/15/2029
h
78,690
40,000 4.375%,  6/15/2031
h
35,900
Enbridge, Inc.
186,000 2.500%,  2/14/2025 179,858
Endeavor Energy Resources, LP
89,000 5.750%,  1/30/2028
h
89,137
Energy Transfer, LP
345,000 4.000%,  10/1/2027 333,829
90,000 4.900%,  3/15/2035 84,589
125,000 5.150%,  2/1/2043 110,474
255,000 6.000%,  6/15/2048 248,681
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 98,947
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 155,883
EQT Corporation
199,000 6.625%,  2/1/2025 207,203
199,000 3.900%,  10/1/2027 193,595
Equinor ASA
265,000 3.000%,  4/6/2027 260,061
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 259,226
Principal
Amount Long-Term Fixed Income (11.5%) Value
Energy (0.3%) - continued
Ferrellgas, LP
$ 65,000 5.375%,  4/1/2026
h
$ 60,450
Halliburton Company
175,000 4.850%,  11/15/2035 175,788
133,000 5.000%,  11/15/2045 128,453
Harvest Midstream, LP
152,000 7.500%,  9/1/2028
h
145,209
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
h
109,587
46,000 5.500%,  10/15/2030
h
42,845
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
h
127,750
39,000 6.250%,  4/15/2032
h
35,125
Holly Energy Partners, LP/Holly
Energy Finance Corporation
90,000 6.375%,  4/15/2027
h
89,109
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
h
60,155
Laredo Petroleum, Inc.
130,000 7.750%,  7/31/2029
f,h
123,500
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 123,512
Marathon Petroleum Corporation
59,000 6.500%,  3/1/2041 65,614
MEG Energy Corporation
84,000 7.125%,  2/1/2027
h
87,062
MPLX, LP
345,000 4.875%,  6/1/2025 351,999
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,437
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
h
90,750
National Fuel Gas Company
325,000 5.500%,  1/15/2026 332,297
NuStar Logistics, LP
80,000 5.750%,  10/1/2025 77,728
Oasis Petroleum, Inc.
65,000 6.375%,  6/1/2026
h
64,025
Occidental Petroleum Corporation
55,000 8.500%,  7/15/2027 62,838
90,000 6.450%,  9/15/2036 100,092
Ovintiv Exploration, Inc.
210,000 5.375%,  1/1/2026 214,169
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
h
58,219
Range Resources Corporation
79,000 4.750%,  2/15/2030
h
75,445
Sabine Pass Liquefaction, LLC
425,000 4.500%,  5/15/2030 420,318
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
h
155,363
SM Energy Company
58,000 6.625%,  1/15/2027 57,783
65,000 6.500%,  7/15/2028 64,050
Southwestern Energy Company
53,000 5.375%,  2/1/2029 51,808
48,000 5.375%,  3/15/2030 47,229
46,000 4.750%,  2/1/2032 42,895
Sunoco, LP
140,000 5.875%,  3/15/2028 133,960

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Energy (0.3%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 115,000 5.500%,  1/15/2028
h
$ 104,429
Targa Resources Corporation
232,000 4.200%,  2/1/2033 217,912
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
h
79,117
Transocean Proteus, Ltd.
40,500 6.250%,  12/1/2024
h
38,281
Transocean, Inc.
85,000 11.500%,  1/30/2027
h
80,547
USA Compression Partners, LP
88,000 6.875%,  4/1/2026 82,481
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
h
72,895
45,000 4.125%,  8/15/2031
h
41,485
W&T Offshore, Inc.
55,000 9.750%,  11/1/2023
h
53,075
Weatherford International, Ltd.
90,000 8.625%,  4/30/2030
h
81,387
Western Midstream Operating, LP
140,000 3.950%,  6/1/2025 138,562
70,000 5.500%,  8/15/2048 61,026
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 294,481
Total 10,401,285
Financials (0.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
265,000 3.500%,  1/15/2025 255,283
350,000 3.875%,  1/23/2028 323,001
160,000 3.400%,  10/29/2033 132,065
Air Lease Corporation
390,000 3.000%,  2/1/2030 328,560
107,000 2.875%,  1/15/2032 88,117
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
h
195,741
70,000 2.850%,  1/26/2028
h
58,653
Alliant Holdings Intermediate, LLC
40,000 6.750%,  10/15/2027
h
37,966
Ally Financial, Inc.
350,000 5.750%,  11/20/2025 354,452
260,000 8.000%,  11/1/2031 294,104
Altice Financing SA
60,000 5.750%,  8/15/2029
h
52,378
American Express Company
150,000 3.375%,  5/3/2024 149,755
250,000 2.250%,  3/4/2025 242,125
American Finance Trust, Inc.
116,000 4.500%,  9/30/2028
h
93,330
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 313,170
American International Group, Inc.
385,000 3.900%,  4/1/2026 385,193
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
h
72,760
Ares Capital Corporation
213,000 3.250%,  7/15/2025 200,849
275,000 3.875%,  1/15/2026 258,840
150,000 2.150%,  7/15/2026 129,699
Principal
Amount Long-Term Fixed Income (11.5%) Value
Financials (0.9%) - continued
Associated Banc-Corporation
$ 75,000 4.250%,  1/15/2025 $ 75,205
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
236,202
Aviation Capital Group, LLC
380,000 5.500%,  12/15/2024
h
377,046
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
h
271,707
25,000 4.250%,  4/15/2026
h
23,282
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
h
280,500
Banco Santander SA
200,000 4.175%,  3/24/2028
b
192,367
Bank of America Corporation
9,000 3.550%,  3/5/2024
b
8,984
180,000 1.734%,  7/22/2027
b
163,289
285,000 3.824%,  1/20/2028
b
279,713
180,000 2.087%,  6/14/2029
b
158,986
125,000 3.974%,  2/7/2030
b
121,009
300,000 2.496%,  2/13/2031
b
261,917
400,000 1.922%,  10/24/2031
b
329,587
200,000 2.972%,  2/4/2033
b
177,174
398,000 4.571%,  4/27/2033
b
400,698
265,000 3.846%,  3/8/2037
b
239,578
Bank of Montreal
213,000 1.500%,  1/10/2025 202,805
Barclays plc
280,000 4.972%,  5/16/2029
b
277,631
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025
h
197,027
BNP Paribas SA
333,000 3.132%,  1/20/2033
b,h
284,996
BPCE SA
350,000 3.500%,  10/23/2027
h
328,014
Camden Property Trust
275,000 3.150%,  7/1/2029 259,045
Canpack SA/Canpack US LLC
120,000 3.125%,  11/1/2025
h
107,664
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 275,237
175,000 2.636%,  3/3/2026
b
166,294
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
h
111,854
Charles Schwab Corporation
325,000 2.450%,  3/3/2027 311,285
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 122,123
Citigroup, Inc.
254,000 0.981%,  5/1/2025
b
240,484
335,000 4.400%,  6/10/2025 338,320
186,000 1.281%,  11/3/2025
b
174,055
168,000 3.200%,  10/21/2026 164,224
326,000 3.668%,  7/24/2028
b
315,740
126,000 4.125%,  7/25/2028 125,397
50,000 3.520%,  10/27/2028
b
47,791
281,000 4.910%,  5/24/2033
b
289,505
Commerzbank AG
230,000 8.125%,  9/19/2023
h
235,780
Corebridge Financial, Inc.
265,000 4.400%,  4/5/2052
h
228,831
100,000 4.350%,  4/5/2042
h
87,494

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Financials (0.9%) - continued
Credit Acceptance Corporation
$ 150,000 5.125%,  12/31/2024
*
$ 143,962
Credit Agricole SA
238,000 6.875%,  9/23/2024
b,h,l
240,030
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
b,h,l
199,350
350,000 2.193%,  6/5/2026
b,h
318,843
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
185,277
Deutsche Bank AG
190,000 2.311%,  11/16/2027
b
165,118
300,000 3.729%,  1/14/2032
b
233,718
Discover Bank
290,000 4.682%,  8/9/2028
b
282,390
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
h
111,706
Duke Realty, LP
300,000 2.875%,  11/15/2029 276,525
EPR Properties
130,000 4.950%,  4/15/2028 121,310
190,000 3.600%,  11/15/2031 156,243
ERP Operating, LP
32,000 3.375%,  6/1/2025 31,561
First Horizon Bank
90,000 5.750%,  5/1/2030 94,134
First Horizon National Corporation
255,000 4.000%,  5/26/2025 251,869
First-Citizens Bank & Trust
Company
285,000 6.125%,  3/9/2028 302,546
Fortress Transportation and
Infrastructure Investors, LLC
96,000 6.500%,  10/1/2025
h
95,520
33,000 9.750%,  8/1/2027
h
33,317
60,000 5.500%,  5/1/2028
h
53,944
FS KKR Capital Corporation
76,000 1.650%,  10/12/2024 70,428
154,000 4.250%,  2/14/2025
h
147,207
250,000 3.400%,  1/15/2026 227,687
GE Capital International Funding
Company
372,000 4.418%,  11/15/2035 367,177
Genworth Mortgage Holdings, Inc.
50,000 6.500%,  8/15/2025
h
50,365
Global Net Lease, Inc.
110,000 3.750%,  12/15/2027
h
96,443
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
b
185,258
80,000 1.992%,  1/27/2032
b
65,893
598,000 3.102%,  2/24/2033
b
534,351
165,000 4.750%,  10/21/2045 161,396
HCP, Inc.
53,000 3.400%,  2/1/2025 52,200
HSBC Holdings plc
316,000 1.162%,  11/22/2024
b
302,869
525,000 3.803%,  3/11/2025
b
518,377
225,000 2.999%,  3/10/2026
b
216,562
200,000 3.900%,  5/25/2026 198,988
HUB International, Ltd.
35,000 7.000%,  5/1/2026
h
34,561
87,000 5.625%,  12/1/2029
h
77,081
Principal
Amount Long-Term Fixed Income (11.5%) Value
Financials (0.9%) - continued
Icahn Enterprises, LP
$ 79,000 4.750%,  9/15/2024 $ 77,519
125,000 6.375%,  12/15/2025 124,734
20,000 6.250%,  5/15/2026 19,883
85,000 5.250%,  5/15/2027 81,593
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 102,994
132,000 4.350%,  6/15/2029 134,665
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 131,061
iStar, Inc.
105,000 4.250%,  8/1/2025 100,144
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
b
206,750
276,000 1.578%,  4/22/2027
b
250,704
210,000 2.947%,  2/24/2028
b
198,569
375,000 4.203%,  7/23/2029
b
370,206
250,000 2.522%,  4/22/2031
b
219,365
300,000 1.953%,  2/4/2032
b
249,246
265,000 4.586%,  4/26/2033
b
268,324
198,000 4.912%,  7/25/2033
b
206,456
195,000 3.882%,  7/24/2038
b
181,549
Jefferies Finance, LLC
69,000 5.000%,  8/15/2028
h
57,835
KeyCorp
95,000 3.878%,  5/23/2025
b
94,719
Kimco Realty Corporation
268,000 3.300%,  2/1/2025 264,285
Lloyds Banking Group plc
350,000 3.870%,  7/9/2025
b
346,470
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
h
111,600
Macquarie Group, Ltd.
214,000 1.201%,  10/14/2025
b,h
199,513
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
*
232,726
Mitsubishi UFJ Financial Group,
Inc.
250,000 0.962%,  10/11/2025
b
232,251
130,000 3.287%,  7/25/2027 124,924
250,000 2.048%,  7/17/2030 209,300
Morgan Stanley
50,000 2.630%,  2/18/2026
b
48,167
180,000 2.188%,  4/28/2026
b
171,403
210,000 4.350%,  9/8/2026 211,720
276,000 3.591%,  7/22/2028
b
267,067
290,000 3.622%,  4/1/2031
b
276,155
232,000 5.297%,  4/20/2037
b
233,709
230,000 2.802%,  1/25/2052
b
166,530
MPT Operating Partnership, LP
80,000 4.625%,  8/1/2029 75,000
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 176,930
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
h
61,125
NatWest Group plc
200,000 4.445%,  5/8/2030
b
192,459
Navient Corporation
85,000 5.500%,  1/25/2023 85,476
40,000 5.000%,  3/15/2027 36,156

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Financials (0.9%) - continued
Northern Trust Corporation
$ 281,000 4.000%,  5/10/2027 $ 289,057
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 259,015
225,000 3.375%,  2/1/2031 186,640
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 98,750
171,000 7.125%,  3/15/2026 165,524
65,000 3.500%,  1/15/2027 55,344
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 85,172
Owl Rock Core Income
Corporation
166,000 4.700%,  2/8/2027
h
153,101
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
84,473
Park Aerospace Holdings, Ltd.
175,000 4.500%,  3/15/2023
h
173,414
Park Intermediate Holdings, LLC
87,000 4.875%,  5/15/2029
h
80,114
PennyMac Financial Services, Inc.
50,000 4.250%,  2/15/2029
h
40,729
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
h
74,454
PNC Financial Services Group,
Inc.
265,000 4.626%,  6/6/2033
b
262,864
PRA Group, Inc.
49,000 7.375%,  9/1/2025
h
48,532
Principal Life Global Funding II
270,000 1.250%,  8/16/2026
h
242,398
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
b
240,641
100,000 3.700%,  3/13/2051 86,531
Radian Group, Inc.
85,000 4.875%,  3/15/2027 83,184
Realty Income Corporation
85,000 4.125%,  10/15/2026 85,709
100,000 2.850%,  12/15/2032 89,406
Regency Centers, LP
220,000 4.125%,  3/15/2028 216,762
Rocket Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
h
102,600
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
318,589
Service Properties Trust
38,000 4.650%,  3/15/2024 34,557
55,000 7.500%,  9/15/2025 53,326
90,000 5.500%,  12/15/2027 78,177
Simon Property Group, LP
250,000 3.800%,  7/15/2050 206,838
SLM Corporation
40,000 4.200%,  10/29/2025 38,862
Societe Generale SA
138,000 4.750%,  11/24/2025
h
136,978
Spirit Realty, LP
325,000 2.100%,  3/15/2028 277,386
Standard Chartered plc
327,000 1.822%,  11/23/2025
b,h
305,084
State Street Corporation
95,000 4.421%,  5/13/2033
b
97,292
Principal
Amount Long-Term Fixed Income (11.5%) Value
Financials (0.9%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 126,000 3.010%,  10/19/2026 $ 121,416
125,000 1.710%,  1/12/2031 100,329
Sumitomo Mitsui Trust Bank, Ltd.
380,000 0.800%,  9/16/2024
h
355,530
UBS Group AG
200,000 4.488%,  5/12/2026
b,h
201,171
UDR, Inc.
275,000 2.100%,  8/1/2032 220,640
United Wholesale Mortgage, LLC
53,000 5.500%,  4/15/2029
h
45,479
VICI Properties, LP/VICI Note
Company, Inc.
367,000 4.625%,  6/15/2025
h
356,209
165,000 5.750%,  2/1/2027
h
164,304
90,000 3.750%,  2/15/2027
h
82,417
Visa, Inc.
266,000 2.000%,  8/15/2050 187,588
225,000 2.700%,  4/15/2040 189,541
Wells Fargo & Company
125,000 3.000%,  2/19/2025 123,597
150,000 3.000%,  4/22/2026 146,048
168,000 3.000%,  10/23/2026 162,915
199,000 3.526%,  3/24/2028
b
192,334
500,000 2.393%,  6/2/2028
b
458,503
323,000 4.900%,  11/17/2045 310,851
Welltower, Inc.
270,000 2.050%,  1/15/2029 234,742
Willis North America, Inc.
265,000 4.650%,  6/15/2027 267,166
XHR, LP
36,000 4.875%,  6/1/2029
h
32,468
Total 34,563,120
Mortgage-Backed Securities (2.9%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
3,887,440 2.500%,  5/1/2051 3,644,042
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,400,000 2.000%,  8/1/2037
e
4,184,813
6,650,000 2.500%,  8/1/2037
e
6,470,762
1,500,000 3.000%,  8/1/2037
e
1,489,248
500,000 4.000%,  8/1/2037
e
508,301
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,595,452 3.000%,  1/1/2052
e
4,437,117
2,837,866 2.500%,  2/1/2051 2,652,448
8,608,003 2.000%,  3/1/2051 7,763,914
4,715,622 3.000%,  3/1/2052 4,553,324
5,621,540 2.000%,  4/1/2051 5,068,397
4,670,422 2.500%,  4/1/2051 4,366,103
2,789,520 3.000%,  4/1/2051 2,695,081
2,946,600 3.000%,  5/1/2050 2,856,681
4,383,301 2.500%,  7/1/2051 4,096,267
8,180,330 2.000%,  8/1/2051 7,377,284
3,300,000 2.000%,  8/1/2052
e
2,967,422
6,147,000 2.500%,  8/1/2052
e
5,727,337
6,055,661 2.500%,  12/1/2051 5,663,639
10,000,000 4.000%,  8/1/2048
e
10,049,609

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Mortgage-Backed Securities (2.9%) - continued
$ 400,000 4.500%,  8/1/2048
e
$ 406,953
2,550,000 5.000%,  8/1/2048
e
2,619,029
6,150,000 3.000%,  8/1/2049
e
5,922,077
11,250,000 3.500%,  9/1/2049
e
11,101,251
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,168,255 3.500%,  7/1/2061 1,165,498
Total 107,786,597
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 134,446
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 342,473
Apple, Inc.
232,000 2.650%,  2/8/2051 181,014
485,000 3.750%,  9/12/2047 459,213
Black Knight InfoServ, LLC
98,000 3.625%,  9/1/2028
h
90,405
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
70,000 3.875%,  1/15/2027 69,270
Broadcom, Inc.
76,000 3.469%,  4/15/2034
h
65,040
266,000 3.137%,  11/15/2035
h
213,888
220,000 3.187%,  11/15/2036
h
176,219
180,000 4.926%,  5/15/2037
h
170,647
CommScope Technologies
Finance, LLC
82,000 6.000%,  6/15/2025
h
75,850
CommScope, Inc.
60,000 7.125%,  7/1/2028
h
49,650
Dell International, LLC
7,000 5.450%,  6/15/2023 7,076
465,000 6.020%,  6/15/2026 494,156
Fiserv, Inc.
250,000 2.250%,  6/1/2027 229,361
180,000 2.650%,  6/1/2030 158,412
Gartner, Inc.
85,000 3.625%,  6/15/2029
h
77,621
165,000 3.750%,  10/1/2030
h
151,556
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
h
71,615
80,000 4.875%,  9/15/2029
h
73,422
90,000 5.250%,  7/15/2030
h
84,198
96,000 4.500%,  2/15/2031
h
84,235
KLA Corporation
199,000 3.300%,  3/1/2050 166,163
Lam Research Corporation
450,000 2.875%,  6/15/2050 353,789
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 168,790
Microsoft Corporation
95,000 3.041%,  3/17/2062 78,533
200,000 3.700%,  8/8/2046 195,919
Minerva Merger Sub, Inc.
93,000 6.500%,  2/15/2030
h
84,165
MSCI, Inc.
125,000 4.000%,  11/15/2029
h
117,778
NCR Corporation
140,000 6.125%,  9/1/2029
h
136,299
Principal
Amount Long-Term Fixed Income (11.5%) Value
Technology (0.2%) - continued
Nielsen Finance, LLC
$ 90,000 4.500%,  7/15/2029
h
$ 84,624
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 77,904
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 82,056
180,000 3.250%,  5/11/2041 138,819
Open Text Corporation
105,000 4.125%,  2/15/2030
h
97,040
Oracle Corporation
250,000 3.850%,  7/15/2036 211,508
350,000 4.000%,  7/15/2046 270,853
PTC, Inc.
70,000 3.625%,  2/15/2025
h
68,247
40,000 4.000%,  2/15/2028
h
37,939
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
h
66,142
Seagate HDD Cayman
137,000 3.125%,  7/15/2029 114,644
105,000 3.375%,  7/15/2031 84,371
Sensata Technologies, Inc.
105,000 3.750%,  2/15/2031
h
91,233
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
28,163
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
h
177,304
Switch, Ltd.
80,000 3.750%,  9/15/2028
h
80,026
Texas Instruments, Inc.
155,000 4.150%,  5/15/2048 156,745
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
h
58,145
VMware, Inc.
175,000 4.650%,  5/15/2027 177,415
180,000 2.200%,  8/15/2031 146,197
Total 7,010,578
Transportation (0.1%)
Air Canada Pass Through Trust
27,987 3.875%,  3/15/2023
h
27,426
American Airlines, Inc.
158,000 11.750%,  7/15/2025
h
175,380
183,000 5.500%,  4/20/2026
h
179,979
Avis Budget Car Rental, LLC
70,000 5.375%,  3/1/2029
f,h
63,834
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 157,125
140,000 5.750%,  5/1/2040 160,988
100,000 4.450%,  3/15/2043 100,901
Canadian Pacific Railway
Company
243,000 3.100%,  12/2/2051 191,502
162,000 3.000%,  12/2/2041 133,668
CSX Corporation
170,000 3.800%,  4/15/2050 151,299
Delta Air Lines, Inc.
40,000 7.000%,  5/1/2025
h
41,786
16,000 7.375%,  1/15/2026 16,801
284,000 4.750%,  10/20/2028
h
277,382

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Transportation (0.1%) - continued
Hawaiian Brand Intellectual
Property, Ltd.
$ 18,000 5.750%,  1/20/2026
h
$ 17,497
Hertz Corporation
87,000 4.625%,  12/1/2026
h
77,430
104,000 5.000%,  12/1/2029
h
88,925
Kansas City Southern
132,000 4.700%,  5/1/2048 130,184
Mileage Plus Holdings, LLC
332,000 6.500%,  6/20/2027
h
335,317
Ryder System, Inc.
133,000 2.850%,  3/1/2027 125,626
Southwest Airlines Company
368,000 2.625%,  2/10/2030 319,623
Union Pacific Corporation
265,000 2.973%,  9/16/2062 196,011
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,944
United Airlines, Inc.
74,000 4.375%,  4/15/2026
h
71,040
62,000 4.625%,  4/15/2029
h
57,117
VistaJet Malta Finance plc
82,000 6.375%,  2/1/2030
h
71,383
XPO Logistics, Inc.
25,000 6.250%,  5/1/2025
h
25,375
Total 3,203,543
U.S. Government & Agencies (4.0%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 288,312
4,485,000 2.250%,  11/15/2027 4,374,627
7,300,000 2.875%,  5/15/2028 7,350,188
1,510,000 5.250%,  11/15/2028 1,727,180
4,600,000 1.625%,  8/15/2029 4,293,273
4,100,000 1.500%,  2/15/2030 3,777,285
250,000 0.875%,  11/15/2030 217,402
4,680,000 1.375%,  11/15/2031 4,187,138
1,175,000 4.375%,  5/15/2040 1,397,607
6,780,000 3.000%,  5/15/2042 6,532,106
12,618,000 2.500%,  5/15/2046 10,936,750
10,050,000 2.875%,  5/15/2049 9,591,469
U.S. Treasury Notes
750,000 1.875%,  9/30/2022 749,563
1,000,000 0.125%,  12/31/2022 988,828
1,610,000 0.125%,  1/31/2023 1,588,051
4,750,000 2.500%,  3/31/2023 4,735,713
940,000 0.125%,  4/30/2023 920,135
9,640,000 0.125%,  8/31/2023 9,349,294
500,000 0.125%,  10/15/2023 483,379
6,040,000 0.750%,  12/31/2023 5,855,969
6,270,000 2.500%,  1/31/2024 6,227,873
1,585,000 2.125%,  7/31/2024 1,561,101
2,490,000 2.250%,  11/15/2024 2,455,860
4,360,000 2.125%,  11/30/2024 4,285,403
700,000 1.375%,  1/31/2025 674,844
17,550,000 2.875%,  5/31/2025 17,558,227
250,000 0.250%,  8/31/2025 231,006
5,715,000 2.625%,  1/31/2026 5,683,746
3,990,000 0.500%,  2/28/2026 3,679,996
20,870,000 2.500%,  2/28/2026 20,662,115
5,000,000 0.500%,  4/30/2027 4,506,641
Total 146,871,081
Principal
Amount Long-Term Fixed Income (11.5%) Value
Utilities (0.2%)
AES Corporation
$ 265,000 3.950%,  7/15/2030
h
$ 246,794
Ameren Illinois Company
270,000 4.500%,  3/15/2049 269,632
American Electric Power
Company, Inc.
115,000 2.031%,  3/15/2024 111,881
Appalachian Power Company
92,000 3.300%,  6/1/2027 89,722
Berkshire Hathaway Energy
Company
265,000 4.600%,  5/1/2053
h
266,781
155,000 4.500%,  2/1/2045 151,223
Calpine Corporation
75,000 4.500%,  2/15/2028
h
72,750
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 211,087
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 72,051
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 109,934
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 60,028
175,000 4.125%,  5/15/2049 159,175
Consumers Energy Company
325,000 4.350%,  4/15/2049 320,416
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
h
69,183
DTE Electric Company
95,000 3.700%,  3/15/2045 84,797
135,000 3.700%,  6/1/2046 120,899
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 218,316
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 118,978
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 147,046
Edison International
275,000 5.750%,  6/15/2027 288,206
Exelon Corporation
190,000 4.700%,  4/15/2050 186,278
376,000 4.450%,  4/15/2046 352,699
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 86,963
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
132,236
Mississippi Power Company
185,000 3.950%,  3/30/2028 183,975
National Rural Utilities Cooperative
Finance Corporation
150,000 3.700%,  3/15/2029 146,780
NextEra Energy Operating
Partners, LP
120,000 3.875%,  10/15/2026
h
118,535
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 256,646
NRG Energy, Inc.
125,000 3.375%,  2/15/2029
h
107,812
35,000 5.250%,  6/15/2029
h
32,812

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.5%) Value
Utilities (0.2%) - continued
Pacific Gas and Electric Company
$ 235,000 3.300%,  12/1/2027 $ 209,209
179,000 4.550%,  7/1/2030 165,027
PG&E Corporation
86,000 5.000%,  7/1/2028 78,513
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 127,299
Public Service Company of
Colorado
199,000 4.500%,  6/1/2052 201,683
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 308,657
Southern California Edison
Company
185,000 4.000%,  4/1/2047 155,790
Southern Company
66,000 4.475%,  8/1/2024 66,578
150,000 3.250%,  7/1/2026 147,533
265,000 5.113%,  8/1/2027 271,470
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 138,675
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 54,374
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 163,200
30,000 5.000%,  6/1/2031
h
27,331
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
h
120,113
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 275,569
Vistra Operations Company, LLC
185,000 5.125%,  5/13/2025
h
184,935
100,000 5.000%,  7/31/2027
h
98,455
Xcel Energy, Inc.
149,000 4.600%,  6/1/2032 154,415
Total 7,742,461
Total Long-Term Fixed Income
(cost $438,134,508) 421,258,091
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
6,880,892 Thrivent Cash Management Trust 6,880,892
Total Collateral Held for
Securities Loaned
(cost $6,880,892) 6,880,892
Shares or
Principal
Amount Short-Term Investments ( 11.1% ) Value
Federal Home Loan Bank Discount
Notes
1,000,000 0.985%, 8/3/2022
m,n
$ 999,879
5,100,000 1.110%, 8/9/2022
m
5,097,534
100,000 1.040%, 8/10/2022
m
99,946
400,000 1.063%, 8/12/2022
m,n
399,734
500,000 1.089%, 8/17/2022
m,n
499,517
8,200,000 1.146%, 8/18/2022
m,n
8,191,578
100,000 1.750%, 8/29/2022
m,n
99,829
100,000 1.190%, 8/31/2022
m,n
99,819
400,000 2.200%, 9/9/2022
m,n
399,016
300,000 1.708%, 9/13/2022
m,n
299,186
15,700,000 1.802%, 9/14/2022
m,n
15,656,426
100,000 2.220%, 9/23/2022
m,n
99,666
2,700,000 2.400%, 10/14/2022
m,n
2,686,707
Thrivent Core Short-Term Reserve
Fund
37,158,100 2.100% 371,581,000
U.S. Treasury Bills
3,000,000 1.249%, 8/18/2022
m,o,p
2,997,078
Total Short-Term Investments
(cost $409,083,769) 409,206,915
Total Investments (cost
$3,273,612,478) 101.5% $3,727,965,513
Other Assets and Liabilities, Net
(1.5%) (54,019,334)
Total Net Assets 100.0% $3,673,946,179
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $72,985,347 or 2.0% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At July 29, 2022, $42,958 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of July 29, 2022
was $376,688 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 29, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 144,307
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 322,455
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of July 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 639,192
Common Stock 6,138,429
Total lending $6,777,621
Gross amount payable upon return of
collateral for securities loaned $6,880,892
Net amounts due to counterparty $103,271
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,328,807 – 865,752 463,055
Capital Goods 6,424,357 – 5,430,725 993,632
Communications Services 4,184,615 – 3,717,030 467,585
Consumer Cyclical 2,816,358 – 2,354,134 462,224
Consumer Non-Cyclical 4,828,444 – 4,369,272 459,172
Energy 260,732 – 260,732 –
Financials 1,117,803 – 959,041 158,762
Technology 2,132,202 – 1,877,166 255,036
Transportation 1,535,134 – 1,535,134 –
Utilities 1,139,623 – 1,139,623 –
Registered Investment Companies
Unaffiliated 33,589,617 33,589,617 – –
Affiliated 1,581,465,116 1,514,995,858 66,469,258 –
Common Stock
Communications Services 37,629,582 37,623,802 5,780 –
Consumer Discretionary 99,077,275 99,025,427 51,848 –
Consumer Staples 40,850,349 40,850,349 – –
Energy 43,464,980 43,464,980 – –
Financials 132,938,577 131,553,036 1,385,541 –
Health Care 131,646,043 131,646,043 – –
Industrials 160,968,764 159,550,536 1,418,228 –
Information Technology 178,583,668 176,662,807 1,920,861 –
Materials 47,281,565 46,469,304 812,261 –
Real Estate 56,136,725 56,136,725 – –
Utilities 29,391,674 29,391,674 – –
Long-Term Fixed Income
Asset-Backed Securities 17,328,367 – 17,328,367 –
Basic Materials 3,496,396 – 3,496,396 –
Capital Goods 7,084,216 – 7,084,216 –
Collateralized Mortgage Obligations^ 20,119,714 – 20,119,714 0
Commercial Mortgage-Backed Securities 16,433,354 – 16,433,354 –
Communications Services 11,419,310 – 11,419,310 –
Consumer Cyclical 12,398,903 – 12,398,903 –
Consumer Non-Cyclical 15,399,166 – 15,399,166 –
Energy 10,401,285 – 10,401,285 –
Financials 34,563,120 – 34,563,120 –
Mortgage-Backed Securities 107,786,597 – 107,786,597 –
Technology 7,010,578 – 7,010,578 –
Transportation 3,203,543 – 3,203,543 –
U.S. Government & Agencies 146,871,081 – 146,871,081 –
Utilities 7,742,461 – 7,742,461 –
Short-Term Investments 37,625,915 – 37,625,915 –
Subtotal Investments in Securities $ 3,057,676,016 $2,500,960,158 $553,456,392 $3,259,466
Other Investments  * Total
Affiliated Registered Investment Companies 291,827,605
Affiliated Short-Term Investments 371,581,000
Collateral Held for Securities Loaned 6,880,892
Subtotal Other Investments $670,289,497
Total Investments at Value $3,727,965,513
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 18,496,266 18,496,266 – –
Total Asset Derivatives $18,496,266 $18,496,266 $– $–
Liability Derivatives
Futures Contracts 5,508,404 5,508,404 – –
Credit Default Swaps 732,379 – 732,379 –
Total Liability Derivatives $6,240,783 $5,508,404 $732,379 $–
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling
$25,701,710 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 108 September 2022 $ 12,900,562 $ 182,626
CBOT 2-Yr. U.S. Treasury Note 117 September 2022 24,608,968 14,962
CBOT 5-Yr. U.S. Treasury Note 127 September 2022 14,256,278 186,995
CBOT U.S. Long Bond 73 September 2022 10,258,191 253,809
CME E-mini Russell 2000 Index 19 September 2022 1,720,416 70,619
CME E-mini S&P 500 Index 2,514 September 2022 502,655,214 16,925,736
CME Ultra Long Term U.S. Treasury Bond 122 September 2022 19,312,347 1,778
ICE mini MSCI EAFE Index 611 September 2022 58,857,972 778,683
ICE US mini MSCI Emerging Markets Index 169 September 2022 8,691,159 (253,834)
Ultra 10-Yr. U.S. Treasury Note 31 September 2022 3,987,692 81,058
Total Futures Long Contracts $ 657,248,799 $ 18,242,432
CME E-mini Russell 2000 Index (1,047) September 2022 ( $ 95,641,441) ( $ 3,054,014)
CME E-mini S&P Mid-Cap 400 Index (1,012) September 2022 (252,304,267) (2,153,013)
Ultra 10-Yr. U.S. Treasury Note (16) September 2022 (2,052,457) (47,543)
Total Futures Short Contracts ( $ 349,998,165) ($5,254,570)
Total Futures Contracts $ 307,250,634 $12,987,862

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of July 29, 2022. Investments totaling $1,898,149 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 18,859,500) $ – ( $ 668,085) ( $ 668,085)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 1,584,000 – (64,294) (64,294)
Total Credit Default Swaps $– ($732,379) ($732,379)
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $47,684 $1,455 $7,940 $32,637 4,250 0.9%
Core Emerging Markets Equity 33,753 46,090 – 59,944 6,954 1.6
Core International Equity 79,940 3,701 – 67,317 7,365 1.8
Core Low Volatility Equity 135,974 20,398 – 131,930 10,631 3.6
Core Small Cap Value — 65,080 – 66,469 7,049 1.8
Global Stock, Class S 198,644 25,574 – 170,238 6,887 4.6
High Yield, Class S 24,579 863 – 22,772 5,461 0.6
Income, Class S 76,461 2,905 – 67,471 8,129 1.9
International Allocation, Class S 305,058 27,080 – 255,140 27,405 7.0
Large Cap Growth, Class S 424,234 23,847 – 325,424 20,847 8.9
Large Cap Value, Class S 335,569 25,178 – 324,667 12,083 8.8
Limited Maturity Bond, Class S 38,909 490 – 37,514 3,116 1.0
Mid Cap Stock, Class S 280,633 27,650 – 245,386 7,486 6.7
Small Cap Stock, Class S 71,941 7,399 – 66,383 2,242 1.8
Total Affiliated Registered Investment
Companies 2,053,379 1,873,292 51.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 497,553 774,346 900,318 371,581 37,158 10.1
Total Affiliated Short-Term Investments 497,553 371,581 10.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   20,689 527,414 541,222 6,881 6,881 0.2
Total Collateral Held for Securities Loaned 20,689 6,881 0.2
Total Value $2,571,621 $ 2,251,754
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($412) ($8,150) $– $1,454
Core Emerging Markets Equity – (19,899) 3,463 1,626
Core International Equity – (16,324) – 3,701
Core Low Volatility Equity Fund – (24,442) 18,466 1,932
Core Small Cap Value – 1,389 – –
Global Stock, Class S – (53,980) 23,391 2,182
High Yield, Class S – (2,670) – 863
Income, Class S – (11,895) 1,251 1,653
International Allocation, Class S – (76,998) 20,122 6,959
Large Cap Growth, Class S – (122,657) 23,848 –
Large Cap Value, Class S – (36,080) 20,967 4,212
Limited Maturity Bond, Class S – (1,885) 21 470
Mid Cap Stock, Class S – (62,897) 27,391 259
Small Cap Stock, Class S – (12,957) 7,007 392
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% – – – 2,234
Total Income/Non Income Cash from Affiliated Investments $27,937
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 11 66
Total Affiliated Income from Securities Loaned, Net $66
Total ($412) ($449,445) $145,938

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.8% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 284,288
7.622%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 261,545
INEOS US Petrochem, LLC, Term
Loan
207,900
5.122%,  (LIBOR 1M +
2.750%), 1/29/2026
b
196,921
Innophos Holdings, Inc., Term
Loan
107,525
5.872%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
104,030
Nouryon USA, LLC, Term Loan
234,707
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
227,197
Sparta US HoldCo, LLC, Term
Loan
44,775
5.037%,  (LIBOR 1M +
3.250%), 8/2/2028
b
42,797
Venator Finance SARL, Term Loan
142,752
5.372%,  (LIBOR 1M +
3.000%), 8/8/2024
b
132,893
Total 965,383
Capital Goods (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
36,645
3.949%,  (LIBOR 1M +
2.250%), 9/24/2026
b
36,623
AZZ, Inc., Term Loan
92,000
6.861%,  (TSFR1M +
4.250%), 5/13/2029
b
89,624
Bingo Industries, Ltd., Term Loan
104,213
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
98,220
BW Holding, Inc., Delayed Draw
44,877
5.631%,  (LIBOR 3M +
4.000%), 12/14/2028
b
41,567
BW Holding, Inc., Term Loan
270,893
6.427%,  (LIBOR 1M +
4.000%), 12/14/2028
b
250,914
CP Atlas Buyer, Inc., Term Loan
167,908
6.122%,  (LIBOR 1M +
3.750%), 11/23/2027
b
146,881
Foley Products Company, LLC,
Term Loan
227,430
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
214,637
Gemini HDPE, LLC, Term Loan
173,287
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
168,665
GFL Environmental, Inc., Term
Loan
201,925
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
199,878
Graham Packaging Company,
Inc., Term Loan
197,500
5.372%,  (LIBOR 1M +
3.000%), 8/4/2027
b
190,066
Grinding Media, Inc., Term Loan
287,825
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
268,397
Groupe Solmax, Inc., Term Loan
248,815
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
211,908
Principal
Amount Bank Loans (1.8%)
a
Value
Capital Goods (0.5%) - continued
HRNI Holdings, LLC, Term Loan
$ 132,050
6.622%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 124,622
Hyperion Materials &
Technologies, Inc., Term Loan
174,125
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
165,854
LABL, Inc., Term Loan
69,650
7.372%,  (LIBOR 1M +
5.000%), 10/29/2028
b
66,080
LRS Holdings, LLC, Term Loan
138,305
6.622%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
132,081
LTR Intermediate Holdings, Inc.,
Term Loan
142,281
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
128,409
Mauser Packaging Solutions
Holding Company, Term Loan
278,268
5.037%,  (LIBOR 1M +
3.250%), 4/3/2024
b
265,687
Novae, LLC, Delayed Draw
75,810
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
71,009
Novae, LLC, Term Loan
265,335
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
248,531
Pactiv Evergreen Group Holdings,
Inc., Term Loan
83,725
5.622%,  (LIBOR 1M +
3.250%), 2/5/2026
b
81,039
Quikrete Holdings Inc., Term Loan
169,575
5.372%,  (LIBOR 1M +
3.000%), 6/11/2028
b
160,956
RLG Holdings, LLC, Term Loan
155,862
6.622%,  (LIBOR 1M +
4.250%), 7/8/2028
b
148,330
Smyrna Ready Mix Concrete, LLC,
Term Loan
232,000
6.677%,  (TSFR1M +
4.250%), 4/1/2029
b,c
222,720
TransDigm, Inc., Term Loan
376,355
4.622%,  (LIBOR 1M +
2.250%), 12/9/2025
b
364,948
TricorBraun Holdings, Inc., Term
Loan
247,574
5.622%,  (LIBOR 1M +
3.250%), 3/3/2028
b
234,178
Trident TPI Holdings, Inc., Delayed
Draw
22,407
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
21,273
Trident TPI Holdings, Inc., Term
Loan
151,356
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
143,695
Venga Finance SARL, Term Loan
139,000
6.713%,  (LIBOR 2M +
4.750%), 7/1/2029
b,c
128,228
Vertiv Group Corporation, Term
Loan
674,725
4.548%,  (LIBOR 1M +
2.750%), 3/2/2027
b
640,867

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Capital Goods (0.5%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 153,838
7.122%,  (LIBOR 1M +
4.750%), 8/12/2028
b
$ 150,953
Total 5,416,840
Communications Services (0.3%)
Audacy Capital Corporation, Term
Loan
138,725
4.846%,  (LIBOR 1M +
2.500%), 11/17/2024
b
122,425
Cablevision Lightpath, LLC, Term
Loan
181,763
5.249%,  (LIBOR 1M +
3.250%), 12/1/2027
b
174,401
Cengage Learning, Inc., Term
Loan
277,900
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
254,162
CMG Media Corporation, Term
Loan
256,100
5.872%,  (LIBOR 1M +
3.500%), 12/17/2026
b
239,902
CommScope, Inc., Term Loan
205,768
5.622%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
193,422
DIRECTV Financing, LLC, Term
Loan
303,063
7.372%,  (LIBOR 1M +
5.000%), 8/2/2027
b
285,509
E.W. Scripps Company, Term Loan
182,325
5.122%,  (LIBOR 1M +
2.750%), 1/7/2028
b
177,616
iHeartCommunications, Inc., Term
Loan
115,612
5.372%,  (LIBOR 1M +
3.000%), 5/1/2026
b
109,109
Metronet Systems Holdings, LLC,
Term Loan
252,058
5.695%,  (LIBOR 1M +
3.750%), 6/2/2028
b
239,815
NEP Group, Inc., Term Loan
168,875
5.622%,  (LIBOR 1M +
3.250%), 10/20/2025
b
158,531
74,000
9.372%,  (LIBOR 1M +
7.000%), 10/19/2026
b
67,757
Nexstar Media, Inc., Term Loan
160,583
4.872%,  (LIBOR 1M +
2.500%), 9/19/2026
b
158,616
ORBCOMM, Inc., Term Loan
148,875
6.622%,  (LIBOR 1M +
4.250%), 9/1/2028
b
138,702
Peraton Corporation, Term Loan
261,795
6.122%,  (LIBOR 1M +
3.750%), 2/1/2028
b
254,106
Sharp Midco, LLC, Term Loan
55,860
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
53,346
Univision Communications, Inc.,
Term Loan
139,650
5.622%,  (LIBOR 1M +
3.250%), 1/31/2029
b
133,454
Principal
Amount Bank Loans (1.8%)
a
Value
Communications Services (0.3%) - continued
Voyage Australia, Pty. Ltd., Term
Loan
$ 148,875
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
$ 142,548
Xplornet Communications, Inc.,
Term Loan
148,875
6.372%,  (LIBOR 1M +
4.000%), 10/1/2028
b
131,781
135,000
9.372%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
118,462
Zayo Group Holdings, Inc., Term
Loan
406,776
5.372%,  (LIBOR 1M +
3.000%), 3/9/2027
b
374,975
Total 3,528,639
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
228,673
6.062%,  (LIBOR 3M +
4.250%), 5/17/2028
b
162,216
Adient US, LLC, Term Loan
74,250
5.622%,  (LIBOR 1M +
3.250%), 4/8/2028
b
71,814
AI Aqua Merger Sub, Inc., Term
Loan
174,375
5.436%,  (TSFR1M +
3.750%), 7/30/2028
b
164,348
Allen Media, LLC, Term Loan
78,737
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
68,816
American Trailer World
Corporation, Term Loan
238,918
6.177%,  (LIBOR 1M +
3.750%), 3/3/2028
b
206,201
Caesars Resort Collection, LLC,
Term Loan
82,846
5.872%,  (LIBOR 1M +
3.500%), 7/20/2025
b
81,046
Carnival Corporation, Term Loan
138,237
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
131,375
Golden Entertainment, Inc., Term
Loan
304,687
5.300%,  (LIBOR 1M +
3.000%), 10/20/2024
b
299,355
Great Canadian Gaming
Corporation, Term Loan
95,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
91,913
PetSmart, LLC, Term Loan
306,900
6.120%,  (LIBOR 1M +
3.750%), 2/12/2028
b
295,262
Secure Acquisition, Inc., Delayed
Draw
22,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
20,570
Secure Acquisition, Inc., Term
Loan
146,633
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
137,101
Staples, Inc., Term Loan
34,832
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
31,939

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Consumer Cyclical (0.2%) - continued
$ 139,477
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
$ 120,401
Tenneco, Inc., Term Loan
177,493
5.372%,  (LIBOR 1M +
3.000%), 10/1/2025
b
174,298
Voyage Digital NZ/US, Term Loan
228,000
5.774%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
222,300
Wyndham Hotels & Resorts, Inc.,
Term Loan
100,100
4.122%,  (LIBOR 1M +
1.750%), 5/30/2025
b
98,620
Total 2,377,575
Consumer Non-Cyclical (0.3%)
Alltech, Inc., Term Loan
130,345
6.372%,  (LIBOR 1M +
4.000%), 10/15/2028
b
123,013
Bausch Health Companies, Inc.,
Term Loan
357,000
7.174%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
299,434
Blue Ribbon, LLC, Term Loan
187,688
7.713%,  (LIBOR 1M +
6.000%), 5/7/2028
b
169,506
Chobani, LLC, Term Loan
93,338
5.872%,  (LIBOR 1M +
3.500%), 10/23/2027
b
86,921
City Brewing Company, LLC, Term
Loan
334,192
5.298%,  (LIBOR 1M +
3.500%), 4/5/2028
b
289,634
CNT Holdings I Corporation, Term
Loan
123,437
5.372%,  (LIBOR 1M +
3.500%), 11/8/2027
b
119,310
35,000
7.500%,  (LIBOR 1M +
6.750%), 11/6/2028
b
33,338
Del Monte Foods, Inc., Term Loan
86,000
6.451%,  (SOFRRATE +
4.250%), 5/16/2029
b,c
82,560
Energizer Holdings, Inc., Term
Loan
64,025
4.500%,  (LIBOR 1M +
2.250%), 12/22/2027
b
61,304
Gainwell Acquisition Corporation,
Term Loan
345,614
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
334,668
Global Medical Response, Inc.,
Term Loan
28,652
6.622%,  (LIBOR 1M +
4.250%), 3/14/2025
b
27,321
709,597
5.963%,  (LIBOR 1M +
4.250%), 10/2/2025
b
676,558
Herens US Holdco Corporation,
Term Loan
262,358
6.250%,  (LIBOR 3M +
4.000%), 7/3/2028
b
227,071
Mamba Purchaser, Inc., Term Loan
30,000
8.662%,  (LIBOR 1M +
6.500%), 10/14/2029
b
28,725
Principal
Amount Bank Loans (1.8%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Packaging Coordinators Midco,
Inc., Term Loan
$ 137,952
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
$ 132,509
Pegasus Bidco BV, Term Loan
123,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,c,d,e
118,080
Petco Health & Wellness
Company, Inc., Term Loan
222,188
5.500%,  (LIBOR 3M +
3.250%), 3/4/2028
b
214,653
Precision Medicine Group, LLC,
Delayed Draw
9,477
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
8,979
Precision Medicine Group, LLC,
Term Loan
207,572
5.250%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
196,675
Prime Security Services Borrower,
LLC, Term Loan
577,688
4.463%,  (LIBOR 1M +
2.750%), 9/23/2026
b
560,438
Spectrum Group Buyer, Inc., Term
Loan
353,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
335,350
Total 4,126,047
Energy (<0.1%)
GIP II Blue Holding, LP, Term Loan
209,957
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
204,357
Total 204,357
Financials (0.1%)
Asurion, LLC, Term Loan
265,950
5.622%,  (LIBOR 1M +
3.250%), 12/23/2026
b
249,440
93,812
5.622%,  (LIBOR 1M +
3.250%), 7/31/2027
b
88,043
175,000
7.622%,  (LIBOR 1M +
5.250%), 2/3/2028
b
149,625
155,000
7.622%,  (LIBOR 1M +
5.250%), 1/15/2029
b
132,370
Rinchem Company, LLC, Term
Loan
57,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
53,722
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
86,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
78,260
Tiger Acquisition, LLC, Term Loan
94,050
5.622%,  (LIBOR 1M +
3.250%), 6/1/2028
b
86,926
Tronox Finance, LLC, Term Loan
114,485
4.521%,  (LIBOR 1M +
2.250%), 3/11/2028
b
109,780
Total 948,166

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 213,530
6.305%,  (LIBOR 1M +
3.500%), 8/21/2026
b
$ 194,340
Crown Subsea Communications
Holding, Inc., Term Loan
224,384
6.463%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
213,164
Gogo Intermediate Holdings, LLC,
Term Loan
237,600
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
231,185
Gridiron Fiber Corporation, Term
Loan
147,630
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
138,865
Lummus Technology Holdings V,
LLC, Term Loan
441,688
5.872%,  (LIBOR 1M +
3.500%), 6/30/2027
b
414,966
Rackspace Technology Global,
Inc., Term Loan
375,250
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
343,999
Redstone Holdco 2 LP, Term Loan
134,946
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
113,804
77,526
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
64,784
SS&C Technologies, Inc., Term
Loan
20,835
4.122%,  (LIBOR 1M +
1.750%), 4/16/2025
b
20,324
20,272
4.122%,  (LIBOR 1M +
1.750%), 4/16/2025
b
19,775
Verscend Holding Corporation,
Term Loan
89,092
6.372%,  (LIBOR 1M +
4.000%), 8/27/2025
b
86,587
Total 1,841,793
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
455,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
447,606
Air Canada, Term Loan
98,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
94,185
Genesee & Wyoming, Inc., Term
Loan
215,050
4.250%,  (LIBOR 3M +
2.000%), 12/30/2026
b
210,839
Hertz Corporation, Term Loan
74,250
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
71,164
14,135
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
13,547
Mileage Plus Holdings, LLC, Term
Loan
125,000
7.313%,  (LIBOR 3M +
5.250%), 6/20/2027
b
125,911
Principal
Amount Bank Loans (1.8%)
a
Value
Transportation (0.1%) - continued
SkyMiles IP, Ltd., Term Loan
$ 170,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
$ 171,573
United Airlines, Inc., Term Loan
143,187
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
137,568
Total 1,272,393
Utilities (0.1%)
Calpine Corporation, Term Loan
231,475
4.880%,  (LIBOR 1M +
2.500%), 12/16/2027
b
226,042
Constellation Renewables, LLC,
Term Loan
80,215
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
78,377
CQP Holdco, LP, Term Loan
336,600
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
326,176
EnergySolutions, LLC, Term Loan
124,276
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
113,713
GIP III Stetson I, LP, Term Loan
145,640
6.622%,  (LIBOR 1M +
4.250%), 7/18/2025
b
136,719
Osmose Utilities Services, Inc.,
Term Loan
59,550
5.622%,  (LIBOR 1M +
3.250%), 6/22/2028
b
55,258
PG&E Corporation, Term Loan
135,880
5.375%,  (LIBOR 1M +
3.000%), 6/23/2025
b
130,996
Total 1,067,281
Total Bank Loans
(cost $22,978,539) 21,748,474
Shares
Registered Investment
Companies ( 38.8% ) Value
Unaffiliated  (1.1%)
188 Direxion Daily S&P 500 15,880
1,919 Invesco QQQ Trust Series 1 605,368
1,893 iShares U.S. Home Construction
ETF 115,625
5,229 ProShares Ultra S&P 500 278,653
2,661 ProShares UltraPro QQQ 88,771
87,600 SPDR Blackstone Senior Loan ETF
f
3,724,752
30,263 SPDR Bloomberg Short Term High
Yield Bond ETF
f
762,022
17,360 SPDR S&P 500 ETF Trust 7,152,146
1,515 SPDR S&P Biotech ETF
f,g
122,912
2,229 SPDR S&P Oil & Gas Exploration
ETF
f
305,418
Total 13,171,547
Affiliated  (37.7%)
4,349,913 Thrivent Core Emerging Markets
Debt Fund 33,407,334
844,416 Thrivent Core Emerging Markets
Equity Fund 7,278,864
1,401,498 Thrivent Core International Equity
Fund 12,809,689
1,938,225 Thrivent Core Low Volatility Equity
Fund 24,053,371

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (38.8%) Value
Affiliated  (37.7%)- continued
1,063,961 Thrivent Core Small Cap Value
Fund $ 10,033,154
69,923 Thrivent Global Stock Fund, Class
S 1,728,500
5,752,768 Thrivent High Yield Fund, Class S 23,989,042
8,971,680 Thrivent Income Fund, Class S 74,464,948
4,391,900 Thrivent International Allocation
Fund, Class S 40,888,590
3,284,787 Thrivent Large Cap Growth Fund,
Class S 51,275,523
3,474,948 Thrivent Large Cap Value Fund,
Class S 93,371,863
3,356,020 Thrivent Limited Maturity Bond
Fund, Class S 40,406,481
794,339 Thrivent Mid Cap Stock Fund,
Class S 26,038,420
240,928 Thrivent Small Cap Stock Fund,
Class S 7,133,865
Total 446,879,644
Total Registered Investment
Companies (cost $390,358,361) 460,051,191
Principal
Amount Long-Term Fixed Income ( 36.8% ) Value
Asset-Backed Securities (1.3%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
417,642
Access Group, Inc.
77,491
2.759%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
75,361
Ares XL CLO, Ltd.
450,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
414,309
Ares XXXIIR CLO, Ltd.
525,000
3.411%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
506,100
Buttermilk Park CLO, Ltd.
925,000
3.912%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
893,875
CarVal CLO II, Ltd.
475,000
4.210%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
452,176
275,000
4.710%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
258,469
CMFT Net Lease Master Issuer,
LLC
318,127
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
282,319
Commonbond Student Loan Trust
52,140
2.759%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
51,357
Dewolf Park CLO, Ltd.
450,000
3.962%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
431,757
Principal
Amount Long-Term Fixed Income (36.8%) Value
Asset-Backed Securities (1.3%) - continued
Dryden 36 Senior Loan Fund
$ 375,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
$ 357,950
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,092,072
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
515,517
Galaxy XIX CLO, Ltd.
350,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
324,874
Goldentree Loan Management,
Ltd.
450,000
4.110%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
432,836
Harley Marine Financing, LLC
1,130,315
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,100,742
Home Partners of America Trust
587,085
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
534,627
495,292
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
432,294
Laurel Road Prime Student Loan
Trust
229,939
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
225,963
Longfellow Place CLO, Ltd.
900,000
4.262%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
874,179
250,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
240,871
Madison Park Funding XIV, Ltd.
400,000
4.159%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
387,047
Mello Mortgage Capital
Acceptance
565,683
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
499,828
Mercury Financial Credit Card
Master Trust
650,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
618,592
National Collegiate Trust
134,717
2.554%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
130,418
OCP CLO, Ltd.
400,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
374,032
Octagon Investment Partners XVI,
Ltd.
100,000
4.140%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
96,135

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Asset-Backed Securities (1.3%) - continued
OZLM IX, Ltd.
$ 275,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
$ 264,487
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
272,627
ROC Securities Trust Series
500,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
457,224
SLM Student Loan Trust
116,012
2.659%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
111,815
Sound Point CLO XIV, Ltd.
550,000
4.833%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
529,615
Sound Point CLO XXI, Ltd.
350,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
335,224
Stratus CLO, Ltd.
425,000
4.460%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
395,231
TRK Trust
437,934
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
401,108
Upstart Securitization Trust
31,073
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
30,966
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
213,713
Wind River CLO, Ltd.
350,000
4.310%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
337,974
275,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
260,800
Total 15,632,126
Basic Materials (0.3%)
Alcoa Nederland Holding BV
135,000 5.500%,  12/15/2027
h
133,274
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
187,704
Avient Corporation
35,000 7.125%,  8/1/2030
e,h
36,065
Chemours Company
95,000 5.750%,  11/15/2028
h
90,534
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 79,624
50,000 4.625%,  3/1/2029
f,h
46,668
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
h
137,693
DowDuPont, Inc.
75,000 4.493%,  11/15/2025 76,841
EverArc Escrow Sarl
83,000 5.000%,  10/30/2029
h
72,933
Principal
Amount Long-Term Fixed Income (36.8%) Value
Basic Materials (0.3%) - continued
First Quantum Minerals, Ltd.
$ 180,000 6.875%,  10/15/2027
h
$ 171,450
Freeport-McMoRan, Inc.
394,000 4.625%,  8/1/2030 378,004
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
h
94,247
235,000 4.000%,  3/27/2027
h
227,915
Hecla Mining Company
55,000 7.250%,  2/15/2028 54,178
Hudbay Minerals, Inc.
90,000 4.500%,  4/1/2026
h
74,452
Ingevity Corporation
140,000 3.875%,  11/1/2028
h
124,223
International Flavors and
Fragrances, Inc.
225,000 3.468%,  12/1/2050
h
172,064
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 81,886
Mercer International, Inc.
80,000 5.125%,  2/1/2029 74,900
Methanex Corporation
96,000 4.250%,  12/1/2024 92,520
Mosaic Company
200,000 4.050%,  11/15/2027 200,170
Novelis Corporation
45,000 3.250%,  11/15/2026
h
41,875
50,000 4.750%,  1/30/2030
h
46,252
45,000 3.875%,  8/15/2031
h
38,475
OCI NV
76,000 4.625%,  10/15/2025
h
73,340
Olin Corporation
170,000 5.125%,  9/15/2027 163,523
10,000 5.625%,  8/1/2029 9,600
SCIL USA Holdings, LLC
106,000 5.375%,  11/1/2026
h
88,676
SPCM SA
105,000 3.375%,  3/15/2030
h
84,497
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
h
84,846
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
h
59,070
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
h
77,239
United States Steel Corporation
165,000 6.875%,  3/1/2029
f
158,469
Total 3,533,207
Capital Goods (0.6%)
Advanced Drainage Systems, Inc.
90,000 6.375%,  6/15/2030
h
90,690
AECOM
165,000 5.125%,  3/15/2027 167,308
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
h
111,641
15,000 4.625%,  5/15/2030
h
13,365
ARD Finance SA
32,000 6.500%,  6/30/2027
h
24,217
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
144,000 5.250%,  8/15/2027
h
109,535
Boeing Company
415,000 5.930%,  5/1/2060 410,810
185,000 5.040%,  5/1/2027 188,658

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Capital Goods (0.6%) - continued
$ 325,000 5.705%,  5/1/2040 $ 323,398
Bombardier, Inc.
75,000 7.125%,  6/15/2026
h
69,630
90,000 7.875%,  4/15/2027
h
83,250
85,000 6.000%,  2/15/2028
h
73,338
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
h
64,829
Carrier Global Corporation
170,000 3.577%,  4/5/2050 134,749
275,000 2.700%,  2/15/2031 242,490
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
h
14,136
27,000 8.750%,  4/15/2030
h
25,752
CNH Industrial NV
110,000 3.850%,  11/15/2027 105,492
Cornerstone Building Brands, Inc.
71,000 6.125%,  1/15/2029
h
47,570
Covert Mergeco, Inc.
44,000 4.875%,  12/1/2029
h
39,192
CP Atlas Buyer, Inc.
80,000 7.000%,  12/1/2028
h
63,000
Crown Cork & Seal Company, Inc.
83,000 7.375%,  12/15/2026 89,620
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
h
64,957
145,000 3.500%,  9/1/2028
h
131,225
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
h
149,210
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
h
88,176
Howmet Aerospace, Inc.
145,000 3.000%,  1/15/2029 130,094
204,000 5.950%,  2/1/2037 202,420
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 196,499
JELD-WEN, Inc.
18,000 6.250%,  5/15/2025
h
17,926
30,000 4.625%,  12/15/2025
h
27,675
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 310,524
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 192,455
40,000 6.150%,  9/1/2036 48,239
Mauser Packaging Solutions
Holding Company
85,000 5.500%,  4/15/2024
h
84,075
100,000 7.250%,  4/15/2025
h
91,703
Meritor, Inc.
85,000 4.500%,  12/15/2028
h
84,362
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
h
46,544
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
h
52,050
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
h
109,935
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 267,336
OI European Group BV
136,000 4.750%,  2/15/2030
h
114,067
Principal
Amount Long-Term Fixed Income (36.8%) Value
Capital Goods (0.6%) - continued
Owens-Brockway Glass Container,
Inc.
$ 70,000 5.875%,  8/15/2023
h
$ 70,000
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
h
70,800
Parker-Hannifin Corporation
340,000 4.500%,  9/15/2029 348,484
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
h
96,671
Raytheon Technologies
Corporation
170,000 4.125%,  11/16/2028 172,481
200,000 4.450%,  11/16/2038 197,392
175,000 3.750%,  11/1/2046 154,966
Republic Services, Inc.
125,000 2.900%,  7/1/2026 121,591
Roper Technologies, Inc.
104,000 4.200%,  9/15/2028 104,810
165,000 1.750%,  2/15/2031 134,761
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
h
148,462
Textron, Inc.
275,000 3.375%,  3/1/2028 261,760
Titan Acquisition, Ltd.
55,000 7.750%,  4/15/2026
h
49,225
TransDigm, Inc.
65,000 6.250%,  3/15/2026
h
65,313
310,000 5.500%,  11/15/2027 292,637
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 119,801
90,000 4.000%,  7/15/2030 82,800
Victors Merger Corporation
50,000 6.375%,  5/15/2029
h
28,044
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
h
46,250
WESCO Distribution, Inc.
135,000 7.250%,  6/15/2028
h
139,861
Total 7,608,251
Collateralized Mortgage Obligations (1.6%)
Alternative Loan Trust
128,711
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 83,763
Bellemeade Re, Ltd.
306,796
3.264%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
305,154
CHL Mortgage Pass-Through Trust
680,780
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 421,455
Citicorp Mortgage Securities, Inc.
221,366
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 203,704
COLT Mortgage Loan Trust
588,950
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
526,841
Countrywide Alternative Loan Trust
132,585
2.539%,  10/25/2035, Ser.
2005-43, Class 4A1
b
115,731
400,959
7.000%,  10/25/2037, Ser.
2007-24, Class A10 172,902

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Countrywide Asset-Backed
Certificates
$ 10
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b,c
$ 0
Countrywide Home Loans, Inc.
78,988
5.750%,  4/25/2037, Ser.
2007-3, Class A27 44,980
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
307,924
450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
433,248
518,555
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
440,671
307,489
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
272,629
903,419
3.432%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
883,731
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
36,012
6.000%,  8/25/2022, Ser.
2006-AR5, Class 23A 27,557
Federal Home Loan Mortgage
Corporation - REMIC
293,880
3.000%,  2/15/2033, Ser.
4170, Class IG
j
28,718
298,099
3.000%,  3/15/2033, Ser.
4180, Class PI
j
33,919
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 575,932
Federal National Mortgage
Association - REMIC
489,592
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
23,271
Flagstar Mortgage Trust
310,124
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
286,578
Foundation Finance Trust
265,616
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
245,022
FWD Securitization Trust
149,334
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
145,515
GCAT Trust
476,503
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
435,659
GS Mortgage-Backed Securities
Trust
702,931
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
645,875
GSAA Home Equity Trust
886,348
4.523%,  8/25/2034, Ser.
2004-10, Class M2
i
836,254
GSR Mortgage Loan Trust
403,614
3.395%,  9/25/2034, Ser.
2004-11, Class 2A2
b
393,165
J.P. Morgan Mortgage Trust
513,572
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
454,464
414,362
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
349,179
Principal
Amount Long-Term Fixed Income (36.8%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Legacy Mortgage Asset Trust
$ 202,906
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
$ 198,373
LHOME Mortgage Trust
200,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
189,831
475,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
455,030
Merrill Lynch Alternative Note
Asset Trust
78,730
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 39,529
New Residential Mortgage Loan
Trust
1,138,161
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,004,294
New York Mortgage Trust
500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
472,991
330,205
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
319,954
Oak Street Investment
388,374
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
357,302
Oaktown Re VII, Ltd.
300,000
3.114%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
292,737
Oaktown Re, Ltd.
379,189
3.164%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
377,824
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
329,833
Palisades Mortgage Loan Trust
800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
758,727
Preston Ridge Partners Mortgage
Trust, LLC
387,880
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
368,956
Pretium Mortgage Credit Partners,
LLC
378,332
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
372,792
197,676
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
187,225
Residential Accredit Loans, Inc.
Trust
100,407
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 89,272
Residential Asset Securitization
Trust
455,162
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 306,081
Sequoia Mortgage Trust
253,395
3.088%,  9/20/2046, Ser.
2007-1, Class 4A1
b
182,432
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
468,633

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Tricon Residential Trust
$ 400,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
$ 366,075
Vericrest Opportunity Loan
Transferee
282,716
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
266,795
500,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
487,654
357,372
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
339,622
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
278,058
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
281,259
214,217
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
202,567
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
190,650
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
231,907
Verus Securitization Trust
258,099
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
231,252
Total 18,341,496
Commercial Mortgage-Backed Securities (1.3%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
570,464
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
436,843
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
293,730
BANK 2021-BNK36
575,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 513,005
BANK 2022-BNK39
2,747,601
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
86,721
600,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 554,715
BANK 2022-BNK40
725,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
698,466
Barclays Commercial Mortgage
Securities, LLC
500,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
489,882
BBCMS Mortgage Trust
1,269,510
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
60,778
350,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
323,538
400,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
422,074
750,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 672,913
450,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 407,529
2,979,130
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
315,595
Principal
Amount Long-Term Fixed Income (36.8%) Value
Commercial Mortgage-Backed Securities (1.3%)
- continued
Benchmark Mortgage Trust
$ 950,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 $ 858,949
BFLD Trust
150,000
3.699%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
144,355
BINOM Securitization Trust
304,118
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
279,887
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,000,000
2.580%,  6/25/2055, Ser.
K145, Class A2
k
936,333
850,000
2.450%,  4/25/2032, Ser.
K144, Class A2
k
787,169
1,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
1,399,370
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 1,703,277
1,250,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
1,266,362
1,750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 1,775,372
Morgan Stanley Capital I Trust
2,934,856
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
326,341
Total 15,323,668
Communications Services (1.0%)
Altice France SA
110,000 5.125%,  7/15/2029
h
94,143
57,000 5.500%,  10/15/2029
h
49,024
AMC Networks, Inc.
72,000 4.750%,  8/1/2025 69,120
American Tower Corporation
180,000 3.375%,  10/15/2026 173,644
135,000 2.900%,  1/15/2030 120,421
AT&T, Inc.
204,000 3.650%,  6/1/2051 166,197
161,000 3.500%,  9/15/2053 127,278
175,000 2.300%,  6/1/2027 163,242
275,000 4.350%,  3/1/2029 277,398
200,000 4.900%,  8/15/2037 204,792
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
h
62,452
160,000 5.125%,  5/1/2027
h
156,712
115,000 4.750%,  3/1/2030
h
104,650
100,000 4.500%,  8/15/2030
h
88,892
107,000 4.750%,  2/1/2032
h
94,494
89,000 4.250%,  1/15/2034
h
73,517
Cengage Learning, Inc.
108,000 9.500%,  6/15/2024
h
102,131
Charter Communications
Operating, LLC
150,000 4.500%,  2/1/2024 150,978
225,000 4.200%,  3/15/2028 217,504
360,000 3.500%,  6/1/2041 263,541

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Communications Services (1.0%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 84,000 5.125%,  8/15/2027
h
$ 77,685
83,000 7.750%,  4/15/2028
h
66,759
Comcast Corporation
172,000 2.987%,  11/1/2063 123,288
140,000 3.950%,  10/15/2025 142,352
225,000 4.250%,  10/15/2030 231,068
145,000 4.400%,  8/15/2035 148,010
212,000 4.750%,  3/1/2044 212,339
125,000 4.600%,  8/15/2045 123,195
Consolidated Communications,
Inc.
85,000 5.000%,  10/1/2028
h
67,156
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
h
219,422
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
h
133,000
85,000 6.500%,  2/1/2029
h
82,161
123,000 4.125%,  12/1/2030
h
104,604
DIRECTV Holdings, LLC
123,000 5.875%,  8/15/2027
h
114,586
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 223,823
DISH DBS Corporation
48,000 5.250%,  12/1/2026
h
41,520
36,000 7.375%,  7/1/2028 25,660
62,000 5.750%,  12/1/2028
h
50,297
Entercom Media Corporation
129,000 6.500%,  5/1/2027
h
63,855
Frontier Communications
Corporation
41,000 6.750%,  5/1/2029
h
36,490
Frontier Communications
Holdings, LLC
105,000 5.875%,  10/15/2027
h
103,440
26,000 8.750%,  5/15/2030
h
27,609
GCI, LLC
100,000 4.750%,  10/15/2028
h
91,140
Gray Escrow II, Inc.
190,000 5.375%,  11/15/2031
h
167,675
Gray Television, Inc.
115,000 4.750%,  10/15/2030
h
98,866
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 77,900
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
h
89,837
Iliad Holding SASU
93,000 6.500%,  10/15/2026
h
89,266
LCPR Senior Secured Financing
DAC
85,000 6.750%,  10/15/2027
h
82,517
Level 3 Financing, Inc.
139,000 4.625%,  9/15/2027
h
127,052
135,000 4.250%,  7/1/2028
h
117,781
Magallanes, Inc.
238,000 5.141%,  3/15/2052
h
209,540
204,000 4.054%,  3/15/2029
h
194,158
204,000 5.050%,  3/15/2042
h
181,146
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
h
371,072
Netflix, Inc.
70,000 4.875%,  4/15/2028 69,502
Principal
Amount Long-Term Fixed Income (36.8%) Value
Communications Services (1.0%) - continued
$ 55,000 5.875%,  11/15/2028 $ 57,057
138,000 5.375%,  11/15/2029
h
138,615
180,000 4.875%,  6/15/2030
h
177,569
Nexstar Escrow Corporation
54,000 5.625%,  7/15/2027
h
54,151
NTT Finance Corporation
238,000 4.372%,  7/27/2027
h
245,184
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 94,877
90,000 4.200%,  6/1/2030 88,531
Radiate Holdco, LLC
70,000 6.500%,  9/15/2028
h
55,543
Scripps Escrow II, Inc.
39,000 3.875%,  1/15/2029
h
34,988
60,000 5.375%,  1/15/2031
h
50,250
Scripps Escrow, Inc.
60,000 5.875%,  7/15/2027
h
57,479
Sinclair Television Group, Inc.
165,000 5.500%,  3/1/2030
h
131,743
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
109,095
65,000 4.000%,  7/15/2028
h
60,385
55,000 4.125%,  7/1/2030
h
49,657
Sprint Capital Corporation
74,000 6.875%,  11/15/2028 83,065
95,000 8.750%,  3/15/2032 123,025
Sprint Corporation
275,000 7.625%,  2/15/2025 293,521
TEGNA, Inc.
146,000 4.625%,  3/15/2028 142,602
Telesat Canada
50,000 4.875%,  6/1/2027
h
29,438
20,000 6.500%,  10/15/2027
h
8,297
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 259,929
150,000 2.875%,  2/15/2031 132,750
544,000 3.500%,  4/15/2031 503,037
210,000 4.375%,  4/15/2040 195,419
Twitter, Inc.
22,000 3.875%,  12/15/2027
h
20,933
United States Cellular Corporation
90,000 6.700%,  12/15/2033 89,431
Uniti Group, LP
35,000 4.750%,  4/15/2028
h
30,804
Univision Communications, Inc.
139,000 6.625%,  6/1/2027
h
139,348
VeriSign, Inc.
80,000 4.750%,  7/15/2027 79,497
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 145,536
180,000 2.100%,  3/22/2028 164,655
475,000 2.650%,  11/20/2040 366,884
VTR Finance NV
85,000 6.375%,  7/15/2028
h
51,284
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
h
124,853
Walt Disney Company
272,000 3.600%,  1/13/2051 238,690
Zayo Group Holdings, Inc.
67,000 4.000%,  3/1/2027
h
58,642
Total 11,832,665

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.1%)
1011778 B.C., ULC
$ 140,000 4.375%,  1/15/2028
h
$ 129,753
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
92,000 10.500%,  2/15/2028
h
44,909
Allied Universal Holdco, LLC
45,000 6.625%,  7/15/2026
h
43,604
170,000 4.625%,  6/1/2028
h
150,943
50,000 6.000%,  6/1/2029
h
38,437
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
95,011
Amazon.com, Inc.
500,000 3.100%,  5/12/2051 420,184
200,000 3.875%,  8/22/2037 201,378
120,000 4.050%,  8/22/2047 118,626
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027
f
158,400
Arko Corporation
63,000 5.125%,  11/15/2029
h
52,925
Ashton Woods USA, LLC
70,000 4.625%,  8/1/2029
h
54,260
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
h
96,624
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
h
74,900
Brookfield Property REIT, Inc.
55,000 5.750%,  5/15/2026
h
53,637
Brookfield Residential Properties,
Inc.
100,000 6.250%,  9/15/2027
h
89,845
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
h
146,632
50,000 8.125%,  7/1/2027
h
50,000
107,000 4.625%,  10/15/2029
f,h
90,715
Carnival Corporation
20,000 10.500%,  2/1/2026
h
21,000
76,000 7.625%,  3/1/2026
h
65,379
160,000 5.750%,  3/1/2027
h
128,249
Cedar Fair, LP
44,000 5.375%,  4/15/2027 42,880
97,000 5.250%,  7/15/2029 92,777
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
h
66,361
Cinemark USA, Inc.
112,000 5.875%,  3/15/2026
f,h
107,520
Clarios Global, LP
50,000 8.500%,  5/15/2027
h
50,464
Cushman & Wakefield US
Borrower, LLC
50,000 6.750%,  5/15/2028
h
49,480
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 260,668
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
h
194,333
Dana, Inc.
95,000 5.625%,  6/15/2028 88,425
Empire Communities Corporation
70,000 7.000%,  12/15/2025
h
61,075
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 466,363
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.1%) - continued
Ford Motor Company
$ 55,000 3.250%,  2/12/2032 $ 45,925
Ford Motor Credit Company, LLC
95,000 4.063%,  11/1/2024 93,456
375,000 2.300%,  2/10/2025 351,459
240,000 4.134%,  8/4/2025 236,700
195,000 2.700%,  8/10/2026 177,206
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
h
61,874
General Motors Company
165,000 6.125%,  10/1/2025 173,456
300,000 6.800%,  10/1/2027 324,435
373,000 5.000%,  4/1/2035 348,747
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 161,182
GLP Capital, LP
255,000 5.750%,  6/1/2028 254,524
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029 68,400
40,000 5.250%,  7/15/2031 34,782
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
h
32,125
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
h
88,573
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
h
90,000
Hilton Domestic Operating
Company, Inc.
165,000 4.875%,  1/15/2030 160,256
40,000 3.625%,  2/15/2032
h
34,500
Hilton Grand Vacations Borrower
Escrow, LLC
120,000 5.000%,  6/1/2029
h
106,179
Home Depot, Inc.
205,000 5.400%,  9/15/2040 228,579
120,000 4.250%,  4/1/2046 118,340
345,000 3.900%,  6/15/2047 323,556
Hyundai Capital America
225,000 1.800%,  1/10/2028
h
193,073
Hyundai Capital Services, Inc.
200,000 2.125%,  4/24/2025
h
188,838
International Game Technology plc
121,000 5.250%,  1/15/2029
h
116,847
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
h
46,442
KB Home
105,000 4.800%,  11/15/2029 94,458
Kia Corporation
250,000 2.375%,  2/14/2025
f,h
239,422
Kohl's Corporation
114,000 3.375%,  5/1/2031 85,892
275,000 5.550%,  7/17/2045 199,247
L Brands, Inc.
150,000 6.625%,  10/1/2030
h
143,139
30,000 6.875%,  11/1/2035 27,499
Lennar Corporation
300,000 4.750%,  5/30/2025 302,462
Lowe's Companies, Inc.
340,000 2.625%,  4/1/2031 303,673
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
h
83,437

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.1%) - continued
Magic MergerCo, Inc.
$ 66,000 5.250%,  5/1/2028
h
$ 54,945
Marriott International, Inc.
29,000 5.750%,  5/1/2025 30,255
350,000 4.625%,  6/15/2030 342,496
Mastercard, Inc.
140,000 3.950%,  2/26/2048 135,346
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
h
67,611
McDonald's Corporation
200,000 4.450%,  3/1/2047 195,515
MDC Holdings, Inc.
200,000 2.500%,  1/15/2031 148,824
MGM Resorts International
170,000 6.000%,  3/15/2023 171,465
NCL Corporation, Ltd.
103,000 3.625%,  12/15/2024
h
88,580
42,000 5.875%,  2/15/2027
h
38,598
Nissan Motor Acceptance
Company, LLC
300,000 1.125%,  9/16/2024
h
278,300
Penn National Gaming, Inc.
95,000 4.125%,  7/1/2029
h
79,059
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
h
118,622
94,000 7.750%,  2/15/2029
h
90,496
Realogy Group, LLC
100,000 5.750%,  1/15/2029
h
81,664
Rite Aid Corporation
37,000 7.500%,  7/1/2025
h
32,167
Royal Caribbean Cruises, Ltd.
145,000 9.125%,  6/15/2023
h
147,191
42,000 11.500%,  6/1/2025
h
44,990
117,000 4.250%,  7/1/2026
h
91,839
Scientific Games International, Inc.
100,000 7.250%,  11/15/2029
h
101,750
39,000 6.625%,  3/1/2030
h
35,002
SeaWorld Parks and
Entertainment, Inc.
41,000 5.250%,  8/15/2029
h
36,757
Six Flags Theme Parks, Inc.
45,000 7.000%,  7/1/2025
h
46,278
Staples, Inc.
79,000 7.500%,  4/15/2026
h
69,915
71,000 10.750%,  4/15/2027
h
52,781
Station Casinos, LLC
74,000 4.625%,  12/1/2031
h
64,586
Target Corporation
204,000 2.950%,  1/15/2052 163,363
Tenneco, Inc.
100,000 5.000%,  7/15/2026 98,250
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029
f
323,616
Travel + Leisure Company
70,000 6.625%,  7/31/2026
h
71,191
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
f,h
59,012
Volkswagen Group of America
Finance, LLC
265,000 4.350%,  6/8/2027
h
263,640
Wabash National Corporation
97,000 4.500%,  10/15/2028
h
79,846
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.1%) - continued
Walmart, Inc.
$ 125,000 3.250%,  7/8/2029 $ 124,909
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
h
55,122
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
h
106,964
ZF North America Capital, Inc.
85,000 4.750%,  4/29/2025
h
80,910
Total 13,416,295
Consumer Non-Cyclical (1.3%)
Abbott Laboratories
340,000 4.750%,  11/30/2036 380,801
AbbVie, Inc.
75,000 2.950%,  11/21/2026 73,173
100,000 4.500%,  5/14/2035 101,442
325,000 4.300%,  5/14/2036 322,914
200,000 4.850%,  6/15/2044 202,976
225,000 4.875%,  11/14/2048 228,397
Albertson's Companies, Inc.
136,000 3.500%,  3/15/2029
h
119,091
Altria Group, Inc.
85,000 5.800%,  2/14/2039 80,424
Amgen, Inc.
200,000 4.200%,  2/22/2052 186,313
Anheuser-Busch Companies, LLC
225,000 4.700%,  2/1/2036 231,267
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 482,456
250,000 4.375%,  4/15/2038 241,543
Anthem, Inc.
250,000 3.125%,  5/15/2050 197,997
220,000 4.625%,  5/15/2042 220,011
Aramark Services, Inc.
30,000 6.375%,  5/1/2025
h
30,055
130,000 5.000%,  2/1/2028
h
127,010
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 203,819
AstraZeneca plc
360,000 3.000%,  5/28/2051 301,912
Avantor Funding, Inc.
135,000 4.625%,  7/15/2028
h
129,967
Bausch Health Companies, Inc.
38,000 5.500%,  11/1/2025
h
33,820
65,000 9.000%,  12/15/2025
h
47,125
295,000 5.000%,  1/30/2028
h
157,087
83,000 4.875%,  6/1/2028
h
66,089
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 194,961
160,000 3.700%,  6/6/2027 158,493
Bristol-Myers Squibb Company
136,000 3.550%,  3/15/2042 125,572
Bunge, Ltd. Finance Corporation
365,000 2.750%,  5/14/2031 314,644
Cargill, Inc.
140,000 3.125%,  5/25/2051
h
112,764
Centene Corporation
155,000 4.250%,  12/15/2027 152,290
18,000 4.625%,  12/15/2029 17,752
170,000 3.000%,  10/15/2030 151,732
370,000 2.625%,  8/1/2031 315,513

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Central Garden & Pet Company
$ 130,000 4.125%,  10/15/2030 $ 112,700
Chobani, LLC/Chobani Finance
Corporation, Inc.
100,000 4.625%,  11/15/2028
h
90,151
Community Health Systems, Inc.
40,000 5.625%,  3/15/2027
h
35,550
24,000 8.000%,  12/15/2027
h
22,800
70,000 6.000%,  1/15/2029
h
61,075
185,000 6.875%,  4/15/2029
h
102,675
Conagra Brands, Inc.
105,000 4.300%,  5/1/2024 105,633
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 184,148
110,000 2.875%,  5/1/2030 99,515
Coty, Inc.
76,000 5.000%,  4/15/2026
h
74,640
CVS Health Corporation
245,000 4.875%,  7/20/2035 253,741
Danaher Corporation
131,000 2.800%,  12/10/2051 100,541
DaVita, Inc.
66,000 4.625%,  6/1/2030
h
54,120
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
h
83,347
Eli Lilly and Company
207,000 2.500%,  9/15/2060 151,422
Embecta Corporation
32,000 6.750%,  2/15/2030
h
29,392
Encompass Health Corporation
160,000 4.500%,  2/1/2028
f
148,032
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
h
84,941
H. J. Heinz Company
30,000 5.200%,  7/15/2045 29,865
HCA, Inc.
170,000 5.375%,  2/1/2025 173,405
234,000 3.500%,  9/1/2030 213,523
HFC Prestige Products, Inc.
123,000 4.750%,  1/15/2029
h
111,648
HLF Financing SARL, LLC
169,000 4.875%,  6/1/2029
h
124,817
Humana, Inc.
135,000 2.150%,  2/3/2032 114,543
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
h
181,017
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
204,000 4.375%,  2/2/2052
h
154,608
4,000 6.500%,  4/15/2029
h
4,064
135,000 5.500%,  1/15/2030
h
131,145
204,000 3.000%,  5/15/2032
h
166,339
Johnson & Johnson
300,000 4.375%,  12/5/2033 323,007
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 204,493
Kraft Heinz Foods Company
200,000 3.875%,  5/15/2027 198,872
180,000 4.375%,  6/1/2046 158,221
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
99,574
170,000 5.450%,  11/1/2041 155,005
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Medtronic, Inc.
$ 204,000 4.375%,  3/15/2035 $ 214,635
Molina Healthcare, Inc.
130,000 4.375%,  6/15/2028
h
125,125
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
h
82,241
84,000 5.250%,  10/1/2029
h
75,915
Newell Brands, Inc.
197,000 4.450%,  4/1/2026 194,471
Organon & Company
96,000 4.125%,  4/30/2028
h
90,768
Owens & Minor, Inc.
69,000 6.625%,  4/1/2030
h
69,011
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
h
80,583
PepsiCo, Inc.
175,000 4.200%,  7/18/2052 181,844
Performance Food Group, Inc.
60,000 4.250%,  8/1/2029
h
53,316
Perrigo Finance Unlimited
Company
155,000 4.375%,  3/15/2026 152,545
Pilgrim's Pride Corporation
24,000 5.875%,  9/30/2027
h
24,000
94,000 3.500%,  3/1/2032
h
79,371
Post Holdings, Inc.
90,000 5.750%,  3/1/2027
h
89,775
39,000 5.625%,  1/15/2028
h
38,415
37,000 5.500%,  12/15/2029
h
34,975
80,000 4.500%,  9/15/2031
h
71,000
Prime Security Services Borrower,
LLC/Prime Finance Inc.
255,000 5.750%,  4/15/2026
h
259,149
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 286,823
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
h
133,894
Scotts Miracle-Gro Company
62,000 4.500%,  10/15/2029 53,010
SEG Holding, LLC
130,000 5.625%,  10/15/2028
h
117,007
Simmons Foods, Inc.
164,000 4.625%,  3/1/2029
h
149,725
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
h
76,287
40,000 5.500%,  7/15/2030
h
36,035
Syneos Health, Inc.
95,000 3.625%,  1/15/2029
h
85,027
Sysco Corporation
350,000 6.600%,  4/1/2040 417,423
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 156,945
Teleflex, Inc.
140,000 4.250%,  6/1/2028
h
131,967
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 40,968
68,000 6.250%,  2/1/2027
h
68,794
285,000 5.125%,  11/1/2027
h
280,725
50,000 6.125%,  10/1/2028
h
48,750
Teva Pharmaceutical Finance
Netherlands III BV
143,000 3.150%,  10/1/2026 129,093

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Thermo Fisher Scientific, Inc.
$ 230,000 2.000%,  10/15/2031 $ 204,649
TreeHouse Foods, Inc.
109,000 4.000%,  9/1/2028 94,830
United Natural Foods, Inc.
65,000 6.750%,  10/15/2028
h
65,406
UnitedHealth Group, Inc.
204,000 4.750%,  5/15/2052 216,203
68,000 4.950%,  5/15/2062 73,393
380,000 4.625%,  7/15/2035 404,370
Valeant Pharmaceuticals
International, Inc.
34,000 8.500%,  1/31/2027
h
21,474
Zoetis, Inc.
275,000 4.700%,  2/1/2043 274,892
Total 15,532,808
Energy (0.9%)
Antero Resources Corporation
65,000 5.375%,  3/1/2030
h
63,862
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
h
95,016
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
55,000 6.625%,  7/15/2026
h
51,740
BP Capital Markets America, Inc.
440,000 2.939%,  6/4/2051 331,705
150,000 3.543%,  4/6/2027 150,387
Buckeye Partners, LP
120,000 3.950%,  12/1/2026 111,696
Callon Petroleum Company
79,000 8.250%,  7/15/2025 79,016
44,000 7.500%,  6/15/2030
h
42,200
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 84,985
140,000 2.950%,  7/15/2030 126,619
Cenovus Energy, Inc.
40,000 5.375%,  7/15/2025 41,532
204,000 4.250%,  4/15/2027 203,142
Cheniere Corpus Christi Holdings,
LLC
112,000 2.742%,  12/31/2039 90,171
Cheniere Energy Partners, LP
20,000 4.500%,  10/1/2029 19,377
43,000 3.250%,  1/31/2032 37,517
Cheniere Energy, Inc.
82,000 4.625%,  10/15/2028 79,839
Chesapeake Energy Corporation
142,000 6.750%,  4/15/2029
h
147,091
CNX Resources Corporation
55,000 6.000%,  1/15/2029
h
53,487
Comstock Resources, Inc.
75,000 5.875%,  1/15/2030
h
70,464
Continental Resources, Inc.
102,000 2.268%,  11/15/2026
h
92,185
238,000 5.750%,  1/15/2031
h
234,670
CrownRock Finance, Inc.
96,000 5.625%,  10/15/2025
h
95,858
Devon Energy Corporation
429,000 4.500%,  1/15/2030 415,792
DT Midstream, Inc.
100,000 4.125%,  6/15/2029
h
92,576
Principal
Amount Long-Term Fixed Income (36.8%) Value
Energy (0.9%) - continued
$ 35,000 4.375%,  6/15/2031
h
$ 31,412
Enbridge, Inc.
350,000 2.500%,  2/14/2025 338,443
Endeavor Energy Resources, LP
93,000 5.750%,  1/30/2028
h
93,143
Energy Transfer, LP
150,000 4.000%,  10/1/2027 145,143
155,000 4.900%,  3/15/2035 145,681
50,000 5.150%,  2/1/2043 44,190
275,000 6.000%,  6/15/2048 268,185
EnLink Midstream Partners, LP
115,000 4.850%,  7/15/2026 113,789
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 136,398
EQT Corporation
204,000 6.625%,  2/1/2025 212,409
204,000 3.900%,  10/1/2027 198,459
Equinor ASA
275,000 3.000%,  4/6/2027 269,874
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 259,226
Ferrellgas, LP
68,000 5.375%,  4/1/2026
h
63,240
Halliburton Company
250,000 4.850%,  11/15/2035 251,126
136,000 5.000%,  11/15/2045 131,351
Harvest Midstream, LP
159,000 7.500%,  9/1/2028
h
151,896
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
h
79,700
48,000 5.500%,  10/15/2030
h
44,708
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
h
114,062
37,000 6.250%,  4/15/2032
h
33,324
Holly Energy Partners, LP/Holly
Energy Finance Corporation
58,000 6.375%,  4/15/2027
h
57,426
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
h
77,342
Laredo Petroleum, Inc.
155,000 7.750%,  7/31/2029
f,h
147,250
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 133,805
Marathon Petroleum Corporation
35,000 6.500%,  3/1/2041 38,923
MEG Energy Corporation
88,000 7.125%,  2/1/2027
h
91,208
MPLX, LP
402,000 4.875%,  6/1/2025 410,155
Murphy Oil Corporation
70,000 5.875%,  12/1/2027 69,213
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
h
99,825
National Fuel Gas Company
340,000 5.500%,  1/15/2026 347,634
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 87,444
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
h
88,650
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 45,700

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Energy (0.9%) - continued
$ 60,000 6.450%,  9/15/2036 $ 66,728
ONEOK, Inc.
70,000 2.200%,  9/15/2025 65,654
Ovintiv Exploration, Inc.
128,000 5.375%,  1/1/2026 130,541
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
h
67,176
Range Resources Corporation
82,000 4.750%,  2/15/2030
h
78,310
Sabine Pass Liquefaction, LLC
475,000 4.500%,  5/15/2030 469,767
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
h
180,422
SM Energy Company
75,000 6.625%,  1/15/2027 74,719
50,000 6.500%,  7/15/2028 49,270
Southwestern Energy Company
55,000 5.375%,  2/1/2029 53,763
68,000 5.375%,  3/15/2030 66,908
48,000 4.750%,  2/1/2032 44,760
Sunoco, LP
90,000 5.875%,  3/15/2028 86,117
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
163,000 5.500%,  1/15/2028
h
148,017
Targa Resources Corporation
238,000 4.200%,  2/1/2033 223,547
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
h
60,501
Transocean Proteus, Ltd.
31,500 6.250%,  12/1/2024
h
29,774
Transocean, Inc.
70,000 11.500%,  1/30/2027
h
66,333
USA Compression Partners, LP
92,000 6.875%,  4/1/2026 86,230
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
h
89,504
55,000 4.125%,  8/15/2031
h
50,704
W&T Offshore, Inc.
45,000 9.750%,  11/1/2023
h
43,425
Weatherford International, Ltd.
106,000 8.625%,  4/30/2030
h
95,856
Western Midstream Operating, LP
147,000 3.950%,  6/1/2025 145,490
40,000 5.500%,  8/15/2048 34,872
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 265,033
Total 10,404,682
Financials (3.0%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
230,000 3.500%,  1/15/2025 221,566
175,000 3.875%,  1/23/2028 161,500
150,000 3.400%,  10/29/2033 123,811
Air Lease Corporation
540,000 3.000%,  2/1/2030 454,930
101,000 2.875%,  1/15/2032 83,175
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
h
220,208
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.0%) - continued
$ 75,000 2.850%,  1/26/2028
h
$ 62,842
Alliant Holdings Intermediate, LLC
48,000 6.750%,  10/15/2027
h
45,559
Ally Financial, Inc.
253,000 5.750%,  11/20/2025 256,218
270,000 8.000%,  11/1/2031 305,416
Altice Financing SA
50,000 5.750%,  8/15/2029
h
43,649
American Express Company
200,000 3.375%,  5/3/2024 199,674
325,000 2.250%,  3/4/2025 314,763
American Finance Trust, Inc.
121,000 4.500%,  9/30/2028
h
97,353
American Homes 4 Rent, LP
300,000 2.375%,  7/15/2031 247,239
American International Group, Inc.
390,000 3.900%,  4/1/2026 390,195
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
h
63,665
Ares Capital Corporation
203,000 3.250%,  7/15/2025 191,420
400,000 3.875%,  1/15/2026 376,495
200,000 2.150%,  7/15/2026 172,932
Associated Banc-Corporation
275,000 4.250%,  1/15/2025 275,751
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
236,202
Aviation Capital Group, LLC
300,000 5.500%,  12/15/2024
h
297,668
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
h
110,659
135,000 4.250%,  4/15/2026
h
125,723
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
h
204,000
Banco Santander SA
200,000 4.175%,  3/24/2028
b
192,367
Bank of America Corporation
225,000 1.734%,  7/22/2027
b
204,111
205,000 3.824%,  1/20/2028
b
201,197
180,000 2.087%,  6/14/2029
b
158,986
125,000 2.496%,  2/13/2031
b
109,132
325,000 1.922%,  10/24/2031
b
267,789
204,000 2.972%,  2/4/2033
b
180,718
409,000 4.571%,  4/27/2033
b
411,772
275,000 3.846%,  3/8/2037
b
248,619
Bank of Montreal
203,000 1.500%,  1/10/2025 193,283
Barclays plc
410,000 4.972%,  5/16/2029
b
406,531
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025
h
187,777
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,h
290,987
BPCE SA
315,000 3.500%,  10/23/2027
h
295,212
Camden Property Trust
150,000 3.150%,  7/1/2029 141,297
Canpack SA/Canpack US LLC
150,000 3.125%,  11/1/2025
h
134,580
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 200,172
225,000 2.636%,  3/3/2026
b
213,806

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.0%) - continued
Cascades USA, Inc.
$ 90,000 5.125%,  1/15/2026
h
$ 83,890
Charles Schwab Corporation
350,000 2.450%,  3/3/2027 335,230
Chubb INA Holdings, Inc.
138,000 4.350%,  11/3/2045 134,823
Citigroup, Inc.
207,000 0.981%,  5/1/2025
b
195,985
370,000 4.400%,  6/10/2025 373,667
152,000 1.281%,  11/3/2025
b
142,239
160,000 3.200%,  10/21/2026 156,403
240,000 3.668%,  7/24/2028
b
232,447
120,000 4.125%,  7/25/2028 119,426
225,000 3.520%,  10/27/2028
b
215,060
289,000 4.910%,  5/24/2033
b
297,747
Commerzbank AG
200,000 8.125%,  9/19/2023
h
205,026
Corebridge Financial, Inc.
272,000 4.400%,  4/5/2052
h
234,875
102,000 4.350%,  4/5/2042
h
89,244
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
*
115,170
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,h,l
188,595
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,h,l
177,200
350,000 2.193%,  6/5/2026
b,h
318,843
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
185,277
200,000 3.244%,  12/20/2025
b,h
191,695
Deutsche Bank AG
160,000 2.311%,  11/16/2027
b
139,046
300,000 3.729%,  1/14/2032
b
233,718
Discover Bank
260,000 4.682%,  8/9/2028
b
253,177
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
h
144,287
Duke Realty, LP
150,000 2.875%,  11/15/2029 138,263
EPR Properties
105,000 4.950%,  4/15/2028 97,981
155,000 3.600%,  11/15/2031 127,462
ERP Operating, LP
54,000 3.375%,  6/1/2025 53,259
First Horizon Bank
90,000 5.750%,  5/1/2030 94,134
First Horizon National Corporation
350,000 4.000%,  5/26/2025 345,702
First-Citizens Bank & Trust
Company
225,000 6.125%,  3/9/2028 238,852
Fortress Transportation and
Infrastructure Investors, LLC
86,000 6.500%,  10/1/2025
h
85,570
35,000 9.750%,  8/1/2027
h
35,336
55,000 5.500%,  5/1/2028
h
49,448
FS KKR Capital Corporation
61,000 1.650%,  10/12/2024 56,527
180,000 4.250%,  2/14/2025
h
172,060
225,000 3.400%,  1/15/2026 204,919
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.0%) - continued
GE Capital International Funding
Company
$ 484,000 4.418%,  11/15/2035 $ 477,726
Genworth Mortgage Holdings, Inc.
52,000 6.500%,  8/15/2025
h
52,380
Global Net Lease, Inc.
141,000 3.750%,  12/15/2027
h
123,622
Goldman Sachs Group, Inc.
200,000 3.625%,  2/20/2024 200,310
389,000 0.925%,  10/21/2024
b
373,795
174,000 1.948%,  10/21/2027
b
158,792
85,000 1.992%,  1/27/2032
b
70,012
612,000 3.102%,  2/24/2033
b
546,861
210,000 4.750%,  10/21/2045 205,413
HCP, Inc.
47,000 3.400%,  2/1/2025 46,291
HSBC Holdings plc
363,000 1.162%,  11/22/2024
b
347,915
275,000 3.803%,  3/11/2025
b
271,531
300,000 2.999%,  3/10/2026
b
288,749
350,000 3.900%,  5/25/2026 348,229
HUB International, Ltd.
37,000 7.000%,  5/1/2026
h
36,536
72,000 5.625%,  12/1/2029
h
63,791
Icahn Enterprises, LP
112,000 4.750%,  9/15/2024 109,900
105,000 6.375%,  12/15/2025 104,776
70,000 6.250%,  5/15/2026 69,591
35,000 5.250%,  5/15/2027 33,597
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 102,994
136,000 4.350%,  6/15/2029 138,746
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 133,416
iStar, Inc.
120,000 4.250%,  8/1/2025 114,450
J.P. Morgan Chase & Company
145,000 3.125%,  1/23/2025 144,747
180,000 0.824%,  6/1/2025
b
169,257
197,000 1.561%,  12/10/2025
b
185,613
250,000 1.040%,  2/4/2027
b
224,728
270,000 1.578%,  4/22/2027
b
245,254
300,000 2.947%,  2/24/2028
b
283,671
275,000 4.203%,  7/23/2029
b
271,485
175,000 2.522%,  4/22/2031
b
153,556
340,000 1.953%,  2/4/2032
b
282,479
273,000 4.586%,  4/26/2033
b
276,424
204,000 4.912%,  7/25/2033
b
212,712
280,000 3.882%,  7/24/2038
b
260,686
Jefferies Finance, LLC
60,000 5.000%,  8/15/2028
h
50,291
KeyCorp
100,000 3.878%,  5/23/2025
b
99,704
Kimco Realty Corporation
270,000 3.300%,  2/1/2025 266,258
Lloyds Banking Group plc
450,000 3.870%,  7/9/2025
b
445,462
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
h
93,000
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
b,h
257,315

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.0%) - continued
Massachusetts Mutual Life
Insurance Company
$ 275,000 3.200%,  12/1/2061
*
$ 196,922
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
b
185,801
200,000 3.287%,  7/25/2027 192,191
250,000 2.048%,  7/17/2030 209,300
Morgan Stanley
300,000 2.630%,  2/18/2026
b
289,004
110,000 2.188%,  4/28/2026
b
104,747
275,000 4.350%,  9/8/2026 277,252
240,000 3.591%,  7/22/2028
b
232,233
350,000 3.622%,  4/1/2031
b
333,290
238,000 5.297%,  4/20/2037
b
239,754
260,000 2.802%,  1/25/2052
b
188,251
MPT Operating Partnership, LP
97,000 4.625%,  8/1/2029 90,938
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 117,954
Nationstar Mortgage Holdings,
Inc.
69,000 6.000%,  1/15/2027
h
63,904
NatWest Group plc
100,000 4.445%,  5/8/2030
b
96,229
Navient Corporation
70,000 5.500%,  1/25/2023 70,392
35,000 5.000%,  3/15/2027 31,637
Northern Trust Corporation
289,000 4.000%,  5/10/2027 297,287
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 252,951
225,000 3.375%,  2/1/2031 186,640
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 81,963
167,000 7.125%,  3/15/2026 161,652
50,000 3.500%,  1/15/2027 42,572
55,000 6.625%,  1/15/2028 51,570
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 85,172
Owl Rock Core Income
Corporation
170,000 4.700%,  2/8/2027
h
156,790
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
84,473
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
h
110,985
Park Intermediate Holdings, LLC
78,000 4.875%,  5/15/2029
h
71,826
PennyMac Financial Services, Inc.
52,000 4.250%,  2/15/2029
h
42,358
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
h
78,042
PNC Financial Services Group,
Inc.
272,000 4.626%,  6/6/2033
b
269,807
PRA Group, Inc.
51,000 7.375%,  9/1/2025
h
50,513
Principal Life Global Funding II
300,000 1.250%,  8/16/2026
h
269,331
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
b
246,371
75,000 3.700%,  3/13/2051 64,898
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.0%) - continued
Radian Group, Inc.
$ 70,000 4.875%,  3/15/2027 $ 68,505
Realty Income Corporation
75,000 4.125%,  10/15/2026 75,625
225,000 2.850%,  12/15/2032 201,164
Regency Centers, LP
215,000 4.125%,  3/15/2028 211,835
Reinsurance Group of America,
Inc.
78,000 4.700%,  9/15/2023 78,723
Rocket Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
h
89,775
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
318,589
Service Properties Trust
39,000 4.650%,  3/15/2024 35,466
79,000 7.500%,  9/15/2025 76,595
70,000 5.500%,  12/15/2027 60,805
Simon Property Group, LP
250,000 3.800%,  7/15/2050 206,838
SLM Corporation
40,000 4.200%,  10/29/2025 38,862
Societe Generale SA
132,000 4.750%,  11/24/2025
h
131,023
Spirit Realty, LP
375,000 2.100%,  3/15/2028 320,061
Standard Chartered plc
441,000 1.822%,  11/23/2025
b,h
411,443
State Street Corporation
95,000 4.421%,  5/13/2033
b
97,292
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 115,635
250,000 1.710%,  1/12/2031 200,658
Sumitomo Mitsui Trust Bank, Ltd.
300,000 0.800%,  9/16/2024
h
280,682
Synchrony Financial
70,000 4.250%,  8/15/2024 70,047
UBS Group AG
200,000 4.488%,  5/12/2026
b,h
201,171
UDR, Inc.
175,000 2.100%,  8/1/2032 140,408
United Wholesale Mortgage, LLC
55,000 5.500%,  4/15/2029
h
47,196
VICI Properties, LP/VICI Note
Company, Inc.
384,000 4.625%,  6/15/2025
h
372,709
129,000 5.750%,  2/1/2027
h
128,456
80,000 3.750%,  2/15/2027
h
73,259
Visa, Inc.
272,000 2.000%,  8/15/2050 191,819
135,000 2.700%,  4/15/2040 113,725
Wells Fargo & Company
205,000 3.000%,  2/19/2025 202,699
200,000 3.000%,  4/22/2026 194,731
163,000 3.000%,  10/23/2026 158,066
204,000 3.526%,  3/24/2028
b
197,167
300,000 2.393%,  6/2/2028
b
275,102
307,000 4.900%,  11/17/2045 295,453
Welltower, Inc.
270,000 2.050%,  1/15/2029 234,742
Willis North America, Inc.
272,000 4.650%,  6/15/2027 274,223

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.0%) - continued
XHR, LP
$ 38,000 4.875%,  6/1/2029
h
$ 34,271
Total 35,875,417
Mortgage-Backed Securities (10.0%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
3,997,255 2.500%,  5/1/2051 3,746,982
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,825,000 2.000%,  8/1/2037
e
5,540,121
7,475,000 2.500%,  8/1/2037
e
7,273,525
1,100,000 3.000%,  8/1/2037
e
1,092,115
650,000 4.000%,  8/1/2037
e
660,791
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,206,550 3.000%,  1/1/2052
e
5,027,159
3,004,799 2.500%,  2/1/2051 2,808,475
8,392,803 2.000%,  3/1/2051 7,569,816
5,354,196 3.000%,  3/1/2052 5,169,920
5,484,429 2.000%,  4/1/2051 4,944,777
5,067,905 2.500%,  4/1/2051 4,737,686
3,116,416 3.000%,  4/1/2051 3,010,911
3,293,258 3.000%,  5/1/2050 3,192,761
4,651,666 2.500%,  7/1/2051 4,347,059
7,932,442 2.000%,  8/1/2051 7,153,730
7,950,000 2.000%,  8/1/2052
e
7,148,789
6,650,000 2.500%,  8/1/2052
e
6,195,996
5,328,982 2.500%,  12/1/2051 4,984,002
6,950,000 4.000%,  8/1/2048
e
6,984,479
450,000 4.500%,  8/1/2048
e
457,822
3,400,000 5.000%,  8/1/2048
e
3,492,039
6,925,000 3.000%,  8/1/2049
e
6,668,356
15,350,000 3.500%,  9/1/2049
e
15,147,040
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,564,628 3.500%,  7/1/2061 1,560,935
Total 118,915,286
Technology (0.6%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 138,520
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 282,036
Apple, Inc.
238,000 2.650%,  2/8/2051 185,696
490,000 3.750%,  9/12/2047 463,947
Black Knight InfoServ, LLC
111,000 3.625%,  9/1/2028
h
102,398
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
78,000 3.875%,  1/15/2027 77,187
Broadcom, Inc.
86,000 3.469%,  4/15/2034
h
73,597
272,000 3.137%,  11/15/2035
h
218,713
200,000 3.187%,  11/15/2036
h
160,199
125,000 4.926%,  5/15/2037
h
118,505
CommScope Technologies
Finance, LLC
116,000 6.000%,  6/15/2025
h
107,300
Principal
Amount Long-Term Fixed Income (36.8%) Value
Technology (0.6%) - continued
CommScope, Inc.
$ 70,000 7.125%,  7/1/2028
h
$ 57,925
Dell International, LLC
397,000 6.020%,  6/15/2026 421,893
Fiserv, Inc.
200,000 2.250%,  6/1/2027 183,489
250,000 2.650%,  6/1/2030 220,017
Gartner, Inc.
120,000 3.625%,  6/15/2029
h
109,583
95,000 3.750%,  10/1/2030
h
87,259
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
h
143,230
55,000 5.000%,  7/15/2028
h
52,308
10,000 4.875%,  9/15/2029
h
9,178
80,000 5.250%,  7/15/2030
h
74,842
106,000 4.500%,  2/15/2031
h
93,009
KLA Corporation
204,000 3.300%,  3/1/2050 170,338
Lam Research Corporation
275,000 2.875%,  6/15/2050 216,204
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 168,790
Microsoft Corporation
200,000 3.041%,  3/17/2062 165,332
250,000 3.700%,  8/8/2046 244,899
Minerva Merger Sub, Inc.
97,000 6.500%,  2/15/2030
h
87,785
MSCI, Inc.
105,000 4.000%,  11/15/2029
h
98,933
NCR Corporation
218,000 6.125%,  9/1/2029
h
212,238
Nielsen Finance, LLC
90,000 4.500%,  7/15/2029
h
84,624
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 114,259
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 78,149
180,000 3.250%,  5/11/2041 138,819
Open Text Corporation
115,000 4.125%,  2/15/2030
h
106,282
Oracle Corporation
225,000 3.850%,  7/15/2036 190,357
250,000 4.000%,  7/15/2046 193,466
PTC, Inc.
40,000 3.625%,  2/15/2025
h
38,998
70,000 4.000%,  2/15/2028
h
66,394
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
h
73,492
Seagate HDD Cayman
160,000 3.125%,  7/15/2029 133,891
125,000 3.375%,  7/15/2031 100,441
Sensata Technologies, Inc.
120,000 3.750%,  2/15/2031
h
104,266
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
28,163
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
h
227,540
Switch, Ltd.
150,000 3.750%,  9/15/2028
h
150,048
Texas Instruments, Inc.
170,000 4.150%,  5/15/2048 171,914

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Technology (0.6%) - continued
Viavi Solutions, Inc.
$ 78,000 3.750%,  10/1/2029
h
$ 68,717
VMware, Inc.
150,000 4.650%,  5/15/2027 152,070
200,000 2.200%,  8/15/2031 162,441
Total 7,129,681
Transportation (0.3%)
Air Canada Pass Through Trust
33,075 3.875%,  3/15/2023
h
32,412
American Airlines, Inc.
150,000 11.750%,  7/15/2025
h
166,500
205,000 5.500%,  4/20/2026
h
201,616
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
f,h
86,631
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 132,649
130,000 5.750%,  5/1/2040 149,489
130,000 4.450%,  3/15/2043 131,171
Canadian Pacific Railway
Company
204,000 3.100%,  12/2/2051 160,767
136,000 3.000%,  12/2/2041 112,215
CSX Corporation
165,000 3.800%,  4/15/2050 146,849
Delta Air Lines, Inc.
66,000 7.000%,  5/1/2025
h
68,947
17,000 7.375%,  1/15/2026 17,852
420,000 4.750%,  10/20/2028
h
410,213
Hawaiian Brand Intellectual
Property, Ltd.
19,000 5.750%,  1/20/2026
h
18,470
Hertz Corporation
72,000 4.625%,  12/1/2026
h
64,080
86,000 5.000%,  12/1/2029
h
73,534
Kansas City Southern
136,000 4.700%,  5/1/2048 134,129
Mileage Plus Holdings, LLC
340,000 6.500%,  6/20/2027
h
343,397
Ryder System, Inc.
136,000 2.850%,  3/1/2027 128,460
Southwest Airlines Company
360,000 2.625%,  2/10/2030 312,674
Union Pacific Corporation
272,000 2.973%,  9/16/2062 201,188
United Airlines, Inc.
77,000 4.375%,  4/15/2026
h
73,920
64,000 4.625%,  4/15/2029
h
58,960
VistaJet Malta Finance plc
85,000 6.375%,  2/1/2030
h
73,994
XPO Logistics, Inc.
23,000 6.250%,  5/1/2025
h
23,345
Total 3,323,462
U.S. Government & Agencies (12.8%)
U.S. Treasury Bonds
5,300,000 1.625%,  11/15/2050 3,820,141
2,285,000 2.250%,  11/15/2027 2,228,768
5,450,000 2.875%,  5/15/2028 5,487,469
2,190,000 5.250%,  11/15/2028 2,504,984
4,000,000 1.625%,  8/15/2029 3,733,281
6,250,000 1.500%,  2/15/2030 5,758,057
2,750,000 0.875%,  11/15/2030 2,391,426
Principal
Amount Long-Term Fixed Income (36.8%) Value
U.S. Government & Agencies (12.8%) -
continued
$ 5,095,000 1.375%,  11/15/2031 $ 4,558,433
550,000 4.375%,  5/15/2040 654,199
7,335,000 1.375%,  11/15/2040 5,418,445
2,000,000 3.000%,  5/15/2042 1,926,875
4,999,000 2.500%,  5/15/2046 4,332,922
7,300,000 2.875%,  5/15/2049 6,966,937
U.S. Treasury Notes
1,000,000 1.875%,  9/30/2022 999,417
19,985,000 2.000%,  11/30/2022 19,938,160
1,700,000 2.500%,  3/31/2023 1,694,887
1,170,000 0.125%,  4/30/2023 1,145,275
5,750,000 0.125%,  7/31/2023 5,589,180
6,810,000 0.125%,  8/31/2023 6,604,636
2,750,000 0.125%,  10/15/2023 2,658,584
9,300,000 0.750%,  12/31/2023 9,016,641
11,330,000 2.500%,  1/31/2024 11,253,876
1,350,000 2.125%,  7/31/2024 1,329,644
8,000,000 1.250%,  8/31/2024 7,735,000
2,540,000 2.250%,  11/15/2024 2,505,174
1,090,000 2.125%,  11/30/2024 1,071,351
950,000 1.375%,  1/31/2025 915,859
5,000,000 0.250%,  8/31/2025 4,620,117
7,440,000 2.625%,  1/31/2026 7,399,312
3,610,000 0.500%,  2/28/2026 3,329,520
9,300,000 2.500%,  2/28/2026 9,207,363
4,200,000 0.500%,  4/30/2027 3,785,578
1,700,000 0.750%,  1/31/2028 1,527,941
Total 152,109,452
Utilities (0.7%)
AES Corporation
271,000 3.950%,  7/15/2030
h
252,382
Ameren Illinois Company
150,000 4.500%,  3/15/2049 149,795
American Electric Power
Company, Inc.
115,000 2.031%,  3/15/2024 111,881
Appalachian Power Company
85,000 3.300%,  6/1/2027 82,895
Berkshire Hathaway Energy
Company
273,000 4.600%,  5/1/2053
h
274,834
140,000 4.500%,  2/1/2045 136,588
Calpine Corporation
78,000 4.500%,  2/15/2028
h
75,660
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 211,087
CenterPoint Energy, Inc.
50,000 2.500%,  9/1/2024 48,418
42,000 4.250%,  11/1/2028 41,454
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 180,291
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 65,745
325,000 4.125%,  5/15/2049 295,611
Consumers Energy Company
175,000 4.350%,  4/15/2049 172,532
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
h
72,026

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Utilities (0.7%) - continued
DTE Electric Company
$ 115,000 3.700%,  3/15/2045 $ 102,649
145,000 3.700%,  6/1/2046 129,855
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 187,751
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 118,978
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 160,020
Edison International
250,000 5.750%,  6/15/2027 262,005
Exelon Corporation
200,000 4.700%,  4/15/2050 196,083
263,000 4.450%,  4/15/2046 246,702
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 82,822
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
132,236
Mississippi Power Company
165,000 3.950%,  3/30/2028 164,086
National Rural Utilities Cooperative
Finance Corporation
200,000 3.700%,  3/15/2029 195,707
NextEra Energy Operating
Partners, LP
150,000 3.875%,  10/15/2026
h
148,169
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 267,122
NiSource, Inc.
150,000 3.600%,  5/1/2030 142,725
NRG Energy, Inc.
165,000 3.375%,  2/15/2029
h
142,313
40,000 5.250%,  6/15/2029
h
37,500
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 155,794
126,000 4.550%,  7/1/2030 116,165
PG&E Corporation
94,000 5.000%,  7/1/2028 85,816
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 121,764
Public Service Company of
Colorado
204,000 4.500%,  6/1/2052 206,750
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 252,538
Southern California Edison
Company
175,000 4.000%,  4/1/2047 147,368
Southern Company
68,000 4.475%,  8/1/2024 68,595
215,000 3.250%,  7/1/2026 211,464
272,000 5.113%,  8/1/2027 278,641
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 129,728
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 54,374
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 148,800
15,000 5.000%,  6/1/2031
h
13,665
Principal
Amount Long-Term Fixed Income (36.8%) Value
Utilities (0.7%) - continued
TerraForm Power Operating, LLC
$ 155,000 5.000%,  1/31/2028
h
$ 148,940
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 125,259
Vistra Operations Company, LLC
190,000 5.125%,  5/13/2025
h
189,934
125,000 5.000%,  7/31/2027
h
123,069
Xcel Energy, Inc.
153,000 4.600%,  6/1/2032 158,561
Total 7,625,147
Total Long-Term Fixed Income
(cost $457,381,839) 436,603,643
Shares Common Stock ( 13.9% ) Value
Communications Services (0.7%)
6,753 Alphabet, Inc., Class A
g
785,509
17,384 Alphabet, Inc., Class C
g
2,027,670
810 AMC Networks, Inc.
g
24,721
288 Cars.com, Inc.
g
3,387
172 Charter Communications, Inc.
g
74,321
34,478 Comcast Corporation 1,293,615
1,928 DISH Network Corporation
g
33,489
103 Hemisphere Media Group, Inc.
g
801
324 Liberty Latin America, Ltd.
g
2,388
1,497 Live Nation Entertainment, Inc.
g
140,703
3,393 Match Group, Inc.
g
248,741
3,373 Meta Platforms, Inc.
g
536,644
10,351 News Corporation, Class A 177,416
630 Nexstar Broadcasting Group, Inc. 118,673
1,901 Omnicom Group, Inc. 132,766
11,363 QuinStreet, Inc.
g
122,152
274 RingCentral, Inc.
g
13,560
1,008 Telephone & Data Systems, Inc. 15,937
5,145 Twitter, Inc.
g
214,084
123 United States Cellular Corporation
g
3,603
5,018 Upwork, Inc.
g
93,134
12,883 Verizon Communications, Inc. 595,066
8,872 Walt Disney Company
g
941,319
12,106 Warner Bros. Discovery, Inc.
g
181,590
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
4,590
1,872 Yext, Inc.
g
8,199
2,482 Zillow Group, Inc.
g
86,870
8,142 ZoomInfo Technologies, Inc.
g
308,501
Total 8,189,449
Consumer Discretionary (1.5%)
361 Aaron's Company, Inc. 4,700
180 Adient plc
g
6,080
298 Adtalem Global Education, Inc.
g
11,950
18,601 Amazon.com, Inc.
g
2,510,205
269 American Axle & Manufacturing
Holdings, Inc.
g
2,397
35 America's Car-Mart, Inc.
g
3,625
5,284 Aptiv plc
g
554,239
3,350 Beazer Homes USA, Inc.
g
49,412
1,975 Bloomin' Brands, Inc. 40,270
184 Booking Holdings, Inc.
g
356,167
279 Brunswick Corporation 22,353
1,353 Buckle, Inc. 40,861
1,410 Burlington Stores, Inc.
g
198,993
3,067 Cedar Fair, LP
g
129,397

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Consumer Discretionary (1.5%) - continued
1,736 Cheesecake Factory, Inc. $ 50,743
1,044 Chico's FAS, Inc.
g
5,241
425 Chipotle Mexican Grill, Inc.
g
664,794
1,202 Choice Hotels International, Inc. 145,286
139 Chuy's Holdings, Inc.
g
3,090
2,470 Cimpress plc
g
99,269
5,666 Clarus Corporation 116,833
105 Columbia Sportswear Company 7,771
1,259 Container Store Group, Inc.
g
9,392
16,462 Cooper-Standard Holdings, Inc.
g
70,951
337 Cracker Barrel Old Country Store,
Inc. 32,039
1,238 Culp, Inc. 6,215
2,109 D.R. Horton, Inc. 164,565
327 Dave & Buster's Entertainment,
Inc.
g
12,217
1,616 Designer Brands, Inc. 23,319
1 Dollar General Corporation 248
394 Dorman Products, Inc.
g
39,829
11,890 Duluth Holdings, Inc.
g
114,620
2,830 Emerald Holding, Inc.
g
8,915
32,414 Everi Holdings, Inc.
g
622,673
1,434 Expedia Group, Inc.
f,g
152,076
3,029 Five Below, Inc.
g
384,895
4,198 Foot Locker, Inc. 119,097
8,429 Ford Motor Company 123,822
3,461 Freshpet, Inc.
g
184,956
3,224 Gap, Inc. 31,015
146 Garmin, Ltd. 14,253
14,433 General Motors Company
g
523,341
3,234 Gentex Corporation 91,263
331 Genuine Parts Company 50,600
435 G-III Apparel Group, Ltd.
g
9,609
3,795 Goodyear Tire & Rubber
Company
g
46,603
1,776 Grand Canyon Education, Inc.
g
170,620
130 Group 1 Automotive, Inc. 23,000
2,957 Hanesbrands, Inc. 33,059
1,445 Harley-Davidson, Inc. 54,635
2,970 Home Depot, Inc. 893,792
1,847 Lear Corporation 279,156
1,327 Lithia Motors, Inc. 352,027
1,692 Lowe's Companies, Inc. 324,069
256 Lululemon Athletica, Inc.
g
79,491
1,432 M.D.C. Holdings, Inc. 51,910
19,170 Macy's, Inc. 338,351
5,427 Magnite, Inc.
g
41,462
10 Marriott Vacations Worldwide
Corporation 1,369
2,137 McDonald's Corporation 562,822
2,937 Miller Industries, Inc. 70,576
2,524 Modine Manufacturing Company
g
33,115
2,076 Mohawk Industries, Inc.
g
266,724
3,511 Newell Brands, Inc. 70,957
2,452 NIKE, Inc. 281,784
3,667 Nordstrom, Inc. 86,211
82 NVR, Inc.
g
360,234
2,055 Papa John's International, Inc. 197,054
3,542 Penn National Gaming, Inc.
g
122,376
1,694 Perdoceo Education Corporation
g
23,208
3,841 Planet Fitness, Inc.
g
302,709
2,951 PVH Corporation 182,726
1,226 Qurate Retail, Inc. 3,347
164 RCI Hospitality Holdings, Inc. 9,341
150 RH
g
41,915
Shares Common Stock (13.9%) Value
Consumer Discretionary (1.5%) - continued
7,148 Ross Stores, Inc. $ 580,846
573 Ruth's Hospitality Group, Inc. 10,056
4,005 Six Flags Entertainment
Corporation
g
90,793
3,545 Skyline Champion Corporation
g
224,399
2,667 Sleep Number Corporation
g
120,175
1,968 Sony Group Corporation ADR 168,048
78 Standard Motor Products, Inc. 3,568
4,673 Stoneridge, Inc.
g
87,946
383 Strategic Education, Inc. 27,511
5,842 Taylor Morrison Home Corporation
g
167,665
1,722 Tesla, Inc.
g
1,535,077
347 Thor Industries, Inc. 29,263
18,105 ThredUp, Inc.
g
40,736
2,223 Toll Brothers, Inc. 109,327
220 TopBuild Corporation
g
46,578
1,148 Travel + Leisure Company 49,490
334 TripAdvisor, Inc.
g
6,349
634 Ulta Beauty, Inc.
g
246,569
509 Urban Outfitters, Inc.
g
10,424
1,489 Vail Resorts, Inc. 353,087
178 Visteon Corporation
g
22,709
63 Williams-Sonoma, Inc. 9,098
1,322 Wingstop, Inc. 166,810
775 Wolverine World Wide, Inc. 17,414
3,305 Wyndham Hotels & Resorts, Inc. 229,400
4,046 Xometry, Inc.
f,g
153,748
3,211 Zumiez, Inc.
g
83,486
Total 17,708,801
Consumer Staples (0.6%)
1,750 BJ's Wholesale Club Holdings,
Inc.
g
118,475
2,806 Casey's General Stores, Inc. 568,636
1,889 Celsius Holdings, Inc.
g
168,045
235 Coca-Cola Company 15,080
18 Constellation Brands, Inc. 4,434
1,920 Costco Wholesale Corporation 1,039,296
2,427 Darling Ingredients, Inc.
g
168,143
11,348 e.l.f. Beauty, Inc.
g
380,498
2,353 Estee Lauder Companies, Inc. 642,604
2,111 Hain Celestial Group, Inc.
g
48,025
11,305 Haleon plc ADR
g
79,474
340 Hershey Company 77,506
788 Ingredion, Inc. 71,692
2,541 John B. Sanfilippo & Son, Inc. 190,321
1,494 Kraft Heinz Company 55,024
11,401 Lamb Weston Holdings, Inc. 908,204
27 Medifast, Inc. 4,541
1,299 Monster Beverage Corporation
g
129,406
181 PepsiCo, Inc. 31,668
904 Performance Food Group
Company
g
44,938
3,571 Philip Morris International, Inc. 346,923
101 PriceSmart, Inc. 6,704
11,890 Primo Water Corporation 157,186
3,344 Procter & Gamble Company 464,515
116 Seneca Foods Corporation
g
6,603
2,628 Sprouts Farmers Markets, Inc.
g
72,638
2,361 Sysco Corporation 200,449
9,715 Turning Point Brands, Inc. 233,160
786 US Foods Holding Corporation
g
24,759
5,435 Walmart, Inc. 717,692
Total 6,976,639

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Energy (0.6%)
2,280 Antero Midstream Corporation $ 22,937
4,321 Antero Resources Corporation
g
171,284
2,458 Archrock, Inc. 20,746
4,687 BP plc ADR 137,704
421 California Resources Corporation 18,886
1,612 Callon Petroleum Company
g
74,217
345 Centennial Resource
Development, Inc.
g
2,298
1,398 ChampionX Corporation 29,204
862 Chevron Corporation 141,178
41 Civitas Resources, Inc. 2,417
2,754 ConocoPhillips 268,322
8,020 Devon Energy Corporation 504,057
8,290 Enterprise Products Partners, LP 221,592
2,020 EOG Resources, Inc. 224,664
632 EQT Corporation 27,827
14,606 Exxon Mobil Corporation 1,415,760
15 Gulfport Energy Corporation
g
1,381
15,799 Halliburton Company 462,911
2,353 Helmerich & Payne, Inc. 108,944
2,140 HF Sinclair Corporation 102,335
645 Kimbell Royalty Partners, LP 11,494
18,553 Liberty Energy, Inc.
g
263,453
5,436 Marathon Oil Corporation 134,813
1,593 Marathon Petroleum Corporation 146,014
4,530 Matador Resources Company 261,743
53 Newpark Resources, Inc.
g
187
860 NexTier Oilfield Solutions, Inc.
g
8,574
2,806 Nine Energy Service, Inc.
g
7,688
17,330 NOV, Inc. 322,511
799 Oceaneering International, Inc.
g
8,485
1,389 Par Pacific Holdings, Inc.
g
22,919
1,843 PBF Energy, Inc.
g
61,464
946 Pioneer Natural Resources
Company 224,155
1,144 Plains GP Holdings, LP 12,801
7,983 ProPetro Holding Corporation
g
83,981
6,475 Schlumberger, Ltd. 239,769
263 Select Energy Services, Inc.
g
1,965
88 Sitio Royalties Corporation 2,597
2,030 SM Energy Company 83,798
92 Solaris Oilfield Infrastructure, Inc. 1,020
12,366 Talos Energy, Inc.
g
234,336
448 Targa Resources Corporation 30,961
32,298 TechnipFMC plc
g
261,291
606 Valero Energy Corporation 67,127
20,268 Williams Companies, Inc. 690,936
974 World Fuel Services Corporation 26,999
Total 7,169,745
Financials (1.8%)
11,826 Air Lease Corporation 438,863
16,644 Ally Financial, Inc. 550,417
227 American Equity Investment Life
Holding Company 8,526
1,640 American Express Company 252,593
1,371 American Financial Group, Inc. 183,275
199 Ameriprise Financial, Inc. 53,714
2,565 Ameris Bancorp 121,299
6,041 Annaly Capital Management, Inc. 41,562
3,422 Arch Capital Group, Ltd.
g
151,937
543 Argo Group International Holdings,
Ltd. 17,805
1,794 Arthur J. Gallagher & Company 321,108
455 Banc of California, Inc. 7,967
Shares Common Stock (13.9%) Value
Financials (1.8%) - continued
9,354 Bank of America Corporation $ 316,259
200 Bank of Marin Bancorp 6,544
3,213 Bank of N.T. Butterfield & Son, Ltd. 108,889
1,230 BankFinancial Corporation 11,722
72 BayCom Corporation 1,410
82 BCB Bancorp, Inc. 1,579
3,194 Berkshire Hathaway, Inc.
g
960,116
626 BlackRock, Inc. 418,907
7,418 Bridgewater Bancshares, Inc.
g
129,667
4,903 Brighthouse Financial, Inc.
g
212,888
6,244 Byline Bancorp, Inc. 152,916
2,077 Capital One Financial Corporation 228,117
9,014 Central Pacific Financial
Corporation 213,451
6,511 Charles Schwab Corporation 449,585
1,005 Chimera Investment Corporation 10,522
1,333 Chubb, Ltd. 251,457
1,073 Cincinnati Financial Corporation 104,446
16,761 Citigroup, Inc. 869,896
1,618 CNO Financial Group, Inc. 30,337
6,768 Columbia Banking System, Inc. 204,191
1,926 Comerica, Inc. 149,785
3,444 Community Trust Bancorp, Inc. 149,228
923 ConnectOne Bancorp, Inc. 24,404
7,889 Customers Bancorp, Inc.
g
301,281
173 Dime Community Bancshares, Inc. 5,896
1,242 Discover Financial Services 125,442
173 Eagle Bancorp, Inc. 8,482
4,151 East West Bancorp, Inc. 297,959
2,190 Ellington Residential Mortgage
REIT 18,615
120 Employers Holdings, Inc. 4,765
1,974 Enova International, Inc.
g
68,123
3,607 Enterprise Financial Services
Corporation 169,637
7,496 Equitable Holdings, Inc. 213,111
235 Equity Bancshares, Inc. 7,508
411 Essent Group, Ltd. 17,163
5,703 F.N.B. Corporation 68,208
2,633 Federated Hermes, Inc. 89,812
2,467 Financial Institutions, Inc. 65,400
1,966 First Financial Corporation 91,852
277 First Mid-Illinois Bancshares, Inc. 10,407
254 First of Long Island Corporation 4,623
1,953 Flushing Financial Corporation 42,165
5,916 Fulton Financial Corporation 98,738
1,829 Glacier Bancorp, Inc. 91,615
982 Global Life, Inc. 98,917
2,417 Great Southern Bancorp, Inc. 149,709
3,899 Hamilton Lane, Inc. 294,647
3,373 Hancock Whitney Corporation 164,636
10,661 Hanmi Financial Corporation 269,403
1,512 Hanover Insurance Group, Inc. 206,343
7,376 Heartland Financial USA, Inc. 331,182
1,449 HomeStreet, Inc. 54,033
2,150 Hometrust Bancshares, Inc. 51,901
39,644 Hope Bancorp, Inc. 596,246
1,430 Horizon Bancorp, Inc. 27,270
1,116 Houlihan Lokey, Inc. 94,369
4,941 Independent Bank Corporation 103,662
1,138 Invesco Mortgage Capital, Inc. 20,143
8,128 Invesco, Ltd. 144,191
3,461 J.P. Morgan Chase & Company 399,261
3,360 Kinsale Capital Group, Inc. 817,186
926 Lakeland Bancorp, Inc. 14,742

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Financials (1.8%) - continued
667 Lincoln National Corporation $ 34,244
1,035 M&T Bank Corporation 183,661
605 Marsh & McLennan Companies,
Inc. 99,196
510 Mercantile Bank Corporation 18,074
10 Merchants Bancorp 265
3,198 MFA Financial, Inc. 41,446
4,167 Midland States Bancorp, Inc. 109,175
4,783 MidWestOne Financial Group, Inc. 149,277
2,053 Moody's Corporation 636,943
3,118 Morgan Stanley 262,847
790 MSCI, Inc. 380,259
34,195 New York Community Bancorp,
Inc. 363,151
3,086 NMI Holdings, Inc.
g
58,449
354 Northfield Bancorp, Inc. 5,211
3,664 OceanFirst Financial Corporation 75,332
771 OFG Bancorp 21,179
1,706 Old Republic International
Corporation 39,699
5,968 OneMain Holdings, Inc. 222,010
12,491 PacWest Bancorp 350,123
95 Pathward Financial, Inc. 3,203
73 PCB Bancorp 1,407
152 Peapack-Gladstone Financial
Corporation 4,964
5,810 Popular, Inc. 451,263
50 QCR Holdings, Inc. 2,964
12,389 Radian Group, Inc. 277,142
3,010 Raymond James Financial, Inc. 296,395
62 Reinsurance Group of America,
Inc. 7,178
1,215 RLI Corporation 133,626
845 S&P Global, Inc. 318,506
191 S&T Bancorp, Inc. 5,910
7,162 Seacoast Banking Corporation of
Florida 256,256
2,108 SEI Investments Company 116,699
1,221 Selective Insurance Group, Inc. 95,067
1,458 Signature Bank 270,561
524 SiriusPoint, Ltd.
g
2,295
2,005 State Street Corporation 142,435
1,210 Synchrony Financial 40,511
3,181 Synovus Financial Corporation 128,449
562 T. Rowe Price Group, Inc. 69,390
454 Territorial Bancorp, Inc. 10,170
1,050 Texas Capital Bancshares, Inc.
g
61,551
1,471 TPG RE Finance Trust, Inc. 15,960
3,013 Tradeweb Markets, Inc. 212,477
2,316 Triumph Bancorp, Inc.
g
168,257
3,833 Truist Financial Corporation 193,451
2,878 TrustCo Bank Corporation NY 96,586
4,154 Two Harbors Investment
Corporation 22,349
5,035 Umpqua Holdings Corporation 88,666
113 Univest Financial Corporation 2,818
12,259 Unum Group 394,617
2,205 Virtu Financial, Inc. 51,443
6,654 Wells Fargo & Company 291,911
8,980 Western Alliance Bancorp 685,892
265 Western Asset Mortgage Capital
Corporation 3,379
2,128 Zions Bancorporation NA 116,082
Shares Common Stock (13.9%) Value
Financials (1.8%) - continued
366 Zurich Insurance Group AG $ 159,769
Total 21,044,165
Health Care (1.9%)
8,988 Abbott Laboratories 978,254
3,336 AbbVie, Inc. 478,749
1,008 Accolade, Inc.
g
9,314
625 AdaptHealth Corporation
g
13,819
3,296 Adaptive Biotechnologies
Corporation
g
30,191
1,044 Agilent Technologies, Inc. 140,000
10,914 Agilon Health, Inc.
g
273,177
1,740 Agios Pharmaceuticals, Inc.
g
37,532
200 Align Technology, Inc.
g
56,194
1,902 Alkermes plc
g
48,691
646 Allogene Therapeutics, Inc.
g
8,385
231 Amedisys, Inc.
g
27,685
1,718 AmerisourceBergen Corporation 250,708
874 Amgen, Inc. 216,289
764 Amneal Pharmaceuticals, Inc.
g
2,705
303 Anika Therapeutics, Inc.
g
7,078
1,173 Argenx SE ADR
g
427,218
2,044 Ascendis Pharma AS ADR
g
174,823
2,819 AstraZeneca plc ADR 186,702
1,096 Atara Biotherapeutics, Inc.
g
3,321
2,892 Avanos Medical, Inc.
g
82,046
10,407 Avantor, Inc.
g
302,011
4,897 Axonics, Inc.
g
317,668
6,843 Baxter International, Inc. 401,410
1,844 Becton, Dickinson and Company 450,508
596 Biogen, Inc.
g
128,176
3,407 BioLife Solutions, Inc.
g
65,653
56 Bio-Rad Laboratories, Inc.
g
31,543
1,042 Bio-Techne Corporation 401,462
246 Boston Scientific Corporation
g
10,098
360 Bristol-Myers Squibb Company 26,561
413 Cardiovascular Systems, Inc.
g
6,364
4,451 Centene Corporation
g
413,809
1,259 Charles River Laboratories
International, Inc.
g
315,430
239 Chemed Corporation 114,981
4,254 Cigna Holding Company 1,171,381
1,231 Community Health Systems, Inc.
g
3,668
13 CONMED Corporation 1,269
778 Cooper Companies, Inc. 254,406
1,333 CVS Health Corporation 127,541
916 Danaher Corporation 266,987
2,148 Dentsply Sirona, Inc. 77,672
3,624 DexCom, Inc.
g
297,458
416 Editas Medicine, Inc.
g
6,619
4,611 Edwards Lifesciences
Corporation
g
463,590
1,131 Elanco Animal Health, Inc.
g
22,914
814 Elevance Health, Inc. 388,359
1,704 Encompass Health Corporation 86,256
851 Enhabit, Inc.
g
14,901
208 Exact Sciences Corporation
g
9,381
487 Forma Therapeutics Holdings,
Inc.
g
4,032
1,561 Gilead Sciences, Inc. 93,270
4,281 GlaxoSmithKline plc ADR 180,530
595 Global Blood Therapeutics, Inc.
g
19,468
123 Guardant Health, Inc.
g
6,171
6,082 Halozyme Therapeutics, Inc.
g
297,410
806 HCA Healthcare, Inc. 171,211

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Health Care (1.9%) - continued
689 HealthEquity, Inc.
g
$ 40,079
117 HealthStream, Inc.
g
2,815
367 Henry Schein, Inc.
g
28,931
5,194 Hologic, Inc.
g
370,748
429 ICU Medical, Inc.
g
76,006
108 IDEXX Laboratories, Inc.
g
43,111
4,443 Immunocore Holdings plc ADR
g
205,000
2,665 Inari Medical, Inc.
g
206,751
4,447 Inotiv, Inc.
g
83,070
1,243 Inspire Medical Systems, Inc.
g
259,775
1,814 Insulet Corporation
g
449,509
170 Integer Holdings Corporation
g
11,881
340 Integra LifeSciences Holdings
Corporation
g
18,714
927 Intuitive Surgical, Inc.
g
213,368
4,459 Ionis Pharmaceuticals, Inc.
g
167,480
6,023 Johnson & Johnson 1,051,134
1,563 Kura Oncology, Inc.
g
23,930
1,651 Laboratory Corporation of America
Holdings 432,876
5,139 Lantheus Holdings, Inc.
g
394,264
310 Masimo Corporation
g
44,820
4,212 Medtronic plc 389,694
17,065 Merck & Company, Inc. 1,524,587
408 Merit Medical Systems, Inc.
g
23,452
60 MultiPlan Corporation
g
304
2,699 Natera, Inc.
g
126,853
735 National HealthCare Corporation 52,207
1,329 Novo Nordisk AS ADR 154,244
410 Nurix Therapeutics, Inc.
g
6,544
1,964 NuVasive, Inc.
g
103,149
3,295 Omnicell, Inc.
g
362,845
729 Orthofix Medical, Inc.
g
18,699
860 Pediatrix Medical Group, Inc.
g
19,488
2,674 Premier, Inc. 102,842
19,002 Progyny, Inc.
g
580,131
6,066 R1 RCM, Inc.
g
151,650
216 Regeneron Pharmaceuticals, Inc.
g
125,645
2,392 Repligen Corporation
g
510,357
182 Sage Therapeutics, Inc.
g
6,263
1,753 Sarepta Therapeutics, Inc.
g
162,941
321 Scholar Rock Holding Corporation
g
2,202
4,309 Silk Road Medical, Inc.
g
196,103
138 STAAR Surgical Company
g
11,137
3,615 Stryker Corporation 776,321
3,583 Syneos Health, Inc.
g
283,559
2,981 Teleflex, Inc. 716,811
328 Thermo Fisher Scientific, Inc. 196,278
1,243 Tilray Brands, Inc.
f,g
4,537
1,854 Travere Therapeutics, Inc.
g
43,643
832 Twist Bioscience Corporation
g
36,392
117 U.S. Physical Therapy, Inc. 15,184
551 Ultragenyx Pharmaceutical, Inc.
g
29,357
351 Vanda Pharmaceuticals, Inc.
g
3,784
759 Veracyte, Inc.
g
19,992
13,993 Viemed Healthcare, Inc.
g
109,845
3,438 Vor BioPharma, Inc.
g
15,849
820 VYNE Therapeutics, Inc.
g
354
129 Waters Corporation
g
46,960
471 Zentalis Pharmaceuticals, Inc.
g
13,753
5,216 Zimmer Biomet Holdings, Inc. 575,794
3,384 Zoetis, Inc. 617,749
Total 22,664,810
Shares Common Stock (13.9%) Value
Industrials (2.1%)
5,380 3M Company $ 770,631
266 A.O. Smith Corporation 16,830
697 ACCO Brands Corporation 4,997
546 Advanced Drainage Systems, Inc. 64,756
1,297 AECOM 93,384
5,265 Alaska Air Group, Inc.
g
233,397
149 Allegion plc 15,749
4,302 Altra Industrial Motion Corporation 179,522
159 American Woodmark Corporation
g
7,985
6,191 AMETEK, Inc. 764,589
341 Armstrong World Industries, Inc. 30,468
5,889 ASGN, Inc.
g
611,043
1,372 AZZ, Inc. 58,365
8,102 Badger Infrastructure Solutions,
Ltd. 194,428
3,783 Barnes Group, Inc. 127,941
717 Cactus, Inc. 29,820
1,935 Carlisle Companies, Inc. 572,954
283 Caterpillar, Inc. 56,105
2,704 CBIZ, Inc.
g
123,356
5,330 Chart Industries, Inc.
g
1,039,830
1,484 Cintas Corporation 631,427
11,094 CNH Industrial NV 143,334
122 Columbus McKinnon Corporation 4,038
180 Covenant Logistics Group, Inc. 6,025
5,343 Crane Holdings, Company 528,583
702 CSW Industrials, Inc. 83,868
17,695 CSX Corporation 572,079
3,073 Curtiss-Wright Corporation 440,791
546 Deere & Company 187,376
4,429 Delta Air Lines, Inc.
g
140,842
408 Donaldson Company, Inc. 22,199
28 Douglas Dynamics, Inc. 892
15,167 Driven Brands Holdings, Inc.
g
460,773
3,548 Dun & Bradstreet Holdings, Inc.
g
55,916
184 Eagle Bulk Shipping, Inc. 9,739
1,515 EMCOR Group, Inc. 176,301
2,234 Emerson Electric Company 201,216
35 Enovis Corporation
g
2,090
3,455 Fastenal Company 177,449
13,022 First Advantage Corporation
g
182,699
920 Forrester Research, Inc.
g
42,771
2,253 Fortune Brands Home and
Security, Inc. 156,989
3,707 Forward Air Corporation 388,976
663 Genco Shipping & Trading, Ltd. 12,783
689 Generac Holdings, Inc.
g
184,859
776 General Dynamics Corporation 175,896
150 Gibraltar Industries, Inc.
g
7,019
162 Gorman-Rupp Company 4,973
296 GrafTech International, Ltd. 2,279
2,896 Greenbrier Companies, Inc.
f
92,151
1,339 Helios Technologies, Inc. 92,150
15,943 Howmet Aerospace, Inc. 591,964
1,786 Hubbell, Inc. 391,170
82 ICF International, Inc. 7,737
3,578 IDEX Corporation 746,908
368 ITT Corporation 27,611
11,167 Janus International Group, Inc.
g
113,568
452 JetBlue Airways Corporation
g
3,806
2,626 Johnson Controls International plc 141,568
857 Kennametal, Inc. 23,010
648 L3Harris Technologies, Inc. 155,501
2,687 Landstar System, Inc. 420,730
253 Lennox International, Inc. 60,601

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Industrials (2.1%) - continued
4,881 Lincoln Electric Holdings, Inc. $ 690,369
1,203 Linde plc 363,306
988 Manitowoc Company, Inc.
g
11,293
3,800 ManpowerGroup, Inc. 297,958
397 Masonite International
Corporation
g
36,139
1,876 Mercury Systems, Inc.
g
110,703
4,780 Middleby Corporation
g
691,618
2,555 MSC Industrial Direct Company,
Inc. 211,196
5,943 NAPCO Security Technologies,
Inc.
g
152,497
76 National Presto Industries, Inc. 5,411
728 Norfolk Southern Corporation 182,852
335 Northrop Grumman Corporation 160,432
905 NOW, Inc.
g
10,009
1,022 Old Dominion Freight Line, Inc. 310,187
1,105 Parker-Hannifin Corporation 319,444
4,094 Pentair plc 200,156
193 Quad/Graphics, Inc.
g
614
818 Quanta Services, Inc. 113,481
10,104 Ranpak Holdings Corporation
g
51,631
1,108 RBC Bearings, Inc.
g
261,488
8,046 Regal Rexnord Corporation 1,080,578
4,610 Rush Enterprises, Inc. 222,156
583 Saia, Inc.
g
138,667
5,696 SkyWest, Inc.
g
137,558
321 Snap-On, Inc. 71,920
1,437 Southwest Airlines Company
g
54,778
2,729 Standex International Corporation 264,931
11,177 Summit Materials, Inc.
g
307,479
15,050 Sun Country Airlines Holdings,
Inc.
g
303,559
263 Sunrun, Inc.
g
8,597
621 Technip Energies NV ADR 7,303
1,505 Teledyne Technologies, Inc.
g
589,057
1,821 Tennant Company 122,062
2,089 Timken Company 136,579
463 Toro Company 39,813
630 Trane Technologies plc 92,604
3,602 TransUnion 285,386
1,598 Trex Company, Inc.
g
103,103
738 TriMas Corporation 21,845
2,915 Tutor Perini Corporation
g
26,468
10,146 Uber Technologies, Inc.
g
237,924
5,020 Union Pacific Corporation 1,141,046
3,804 United Airlines Holdings, Inc.
g
139,797
1,467 United Parcel Service, Inc. 285,904
1,664 United Rentals, Inc.
g
536,923
497 Univar Solutions, Inc.
g
13,439
735 Valmont Industries, Inc. 199,538
541 Verisk Analytics, Inc. 102,925
6,673 Vicor Corporation
g
486,862
3,853 Vontier Corporation 99,407
470 Watsco, Inc. 128,757
81 Watts Water Technologies, Inc. 11,189
1,118 Werner Enterprises, Inc. 49,147
19,097 WillScot Mobile Mini Holdings
Corporation
g
737,335
326 Woodward, Inc. 34,132
Total 25,268,359
Information Technology (2.9%)
73 Accenture plc 22,357
715 ACI Worldwide, Inc.
g
20,399
Shares Common Stock (13.9%) Value
Information Technology (2.9%) - continued
101 Adobe, Inc.
g
$ 41,422
1,039 Advanced Energy Industries, Inc. 92,980
3,135 Agilysys, Inc.
g
151,420
8,143 Amphenol Corporation 628,070
220 ANSYS, Inc.
g
61,378
29,782 Apple, Inc. 4,839,873
2,209 Arista Networks, Inc.
g
257,636
1,792 Arrow Electronics, Inc.
g
229,681
2,673 Autodesk, Inc.
g
578,223
2,715 Avalara, Inc.
g
237,345
284 Benchmark Electronics, Inc. 7,265
1,948 BigCommerce Holdings, Inc.
g
30,486
2,700 Bill.com Holdings, Inc.
g
364,716
4,177 Block, Inc.
g
317,703
848 Booz Allen Hamilton Holding
Corporation 81,391
2,043 Bread Financial Holdings, Inc. 80,923
1,031 Broadcom, Inc. 552,080
214 CACI International, Inc.
g
64,690
5,764 Calix, Inc.
g
328,779
684 CDW Corporation 124,167
3,187 Ciena Corporation
g
164,449
10,089 Cisco Systems, Inc. 457,738
9,166 Cognex Corporation 467,283
3,098 CommScope Holding Company,
Inc.
g
27,975
2,831 Computer Services, Inc. 108,286
2,234 Conduent Incorporated
g
10,410
1,900 Descartes Systems Group, Inc.
g
131,176
559 Digital Turbine, Inc.
g
11,219
252 Diodes, Inc.
g
20,505
5,210 Dolby Laboratories, Inc. 403,254
3,111 Dropbox, Inc.
g
70,744
923 Endava plc ADR
g
94,146
716 EPAM Systems, Inc.
g
250,063
351 ePlus, Inc.
g
19,505
861 Euronet Worldwide, Inc.
g
84,610
770 Eventbrite, Inc.
g
7,207
3,943 Fidelity National Information
Services, Inc. 402,817
3,734 Fiserv, Inc.
g
394,609
5,851 Five9, Inc.
g
632,610
1,543 FLEETCOR Technologies, Inc.
g
339,599
3,008 Flex, Ltd.
g
50,534
29 Genpact, Ltd. 1,394
10,382 Gilat Satellite Networks, Ltd.
f,g
68,729
2,288 Global Payments, Inc. 279,868
461 HubSpot, Inc.
g
141,988
8,480 Intel Corporation 307,909
707 IPG Photonics Corporation
g
75,352
2,097 Jack Henry & Associates, Inc. 435,694
18 Keysight Technologies, Inc.
g
2,927
273 KLA-Tencor Corporation 104,706
9,461 Knowles Corporation
g
186,855
1,325 Lam Research Corporation 663,176
10,758 Lattice Semiconductor
Corporation
g
661,617
479 Littelfuse, Inc. 133,579
4,475 LiveRamp Holding, Inc.
g
119,080
3,195 Mastercard, Inc. 1,130,359
349 MAXIMUS, Inc. 23,331
89 MaxLinear, Inc.
g
3,596
8,413 Microchip Technology, Inc. 579,319
17,026 Microsoft Corporation 4,779,879
102 MKS Instruments, Inc. 12,056

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Information Technology (2.9%) - continued
1,530 Momentive Global, Inc.
g
$ 13,234
1,240 Monolithic Power Systems, Inc. 576,253
3,368 National Instruments Corporation 127,984
172 NETGEAR, Inc.
g
4,434
302 NICE, Ltd. ADR
g
64,634
1,169 Nova, Ltd.
g
123,154
5,410 NVIDIA Corporation 982,618
1,880 Okta, Inc.
g
185,086
941 ON Semiconductor Corporation
g
62,840
909 Palo Alto Networks, Inc.
g
453,682
1,174 Paycom Software, Inc.
g
387,995
6,494 Paymentus Holdings, Inc.
f,g
94,488
4,465 PayPal Holdings, Inc.
g
386,356
140 Plexus Corporation
g
13,153
29 Progress Software Corporation 1,362
2,920 PTC, Inc.
g
360,270
4,203 Qorvo, Inc.
g
437,406
4,001 QUALCOMM, Inc. 580,385
3,045 Salesforce, Inc.
g
560,341
4,691 Samsung Electronics Company,
Ltd. 222,049
754 Sanmina Corporation
g
34,722
42 ScanSource, Inc.
g
1,342
2,935 Semtech Corporation
g
182,939
693 ServiceNow, Inc.
g
309,535
7,524 Sierra Wireless, Inc.
g
187,197
795 SiTime Corporation
g
147,854
6,687 Skyworks Solutions, Inc. 728,081
6,175 Sonos, Inc.
g
136,529
12,054 Sprout Social, Inc.
g
628,013
1,033 Synopsys, Inc.
g
379,628
1,161 TD SYNNEX Corporation 116,588
7,325 Texas Instruments, Inc. 1,310,369
1,091 Trimble, Inc.
g
75,748
1,981 TTEC Holdings, Inc. 144,950
21,458 TTM Technologies, Inc.
g
290,327
947 Tyler Technologies, Inc.
g
377,853
1,831 Universal Display Corporation 211,407
51 Upland Software, Inc.
g
577
138 Vertex, Inc.
g
1,553
1,147 WEX, Inc.
g
190,643
739 Wolfspeed, Inc.
g
61,559
4,499 Workiva, Inc.
g
294,685
1,286 Xerox Holdings Corporation 22,029
Total 34,444,989
Materials (0.7%)
354 AdvanSix, Inc. 13,909
3,231 AptarGroup, Inc. 348,173
3,161 Ashland Global Holdings, Inc. 317,586
1,446 Avery Dennison Corporation 275,405
5,730 Axalta Coating Systems, Ltd.
g
144,511
955 Ball Corporation 70,116
129 Cabot Corporation 9,580
4,617 Carpenter Technology Corporation 148,390
394 Celanese Corporation 46,299
1,959 CF Industries Holdings, Inc. 187,065
733 Cleveland-Cliffs, Inc.
g
12,981
2,789 Compass Minerals International,
Inc. 103,834
3,555 Crown Holdings, Inc. 361,472
10,124 Dow, Inc. 538,698
3,788 Eastman Chemical Company 363,383
783 FMC Corporation 86,991
2,985 Freeport-McMoRan, Inc. 94,177
Shares Common Stock (13.9%) Value
Materials (0.7%) - continued
1,857 Graphic Packaging Holding
Company $ 41,318
1,858 Huntsman Corporation 53,808
3,624 Ingevity Corporation
g
243,170
1,227 Innospec, Inc. 125,154
17,911 Ivanhoe Mines, Ltd.
g
111,336
1,066 Kaiser Aluminum Corporation 80,771
11,887 LyondellBasell Industries NV 1,059,369
706 Martin Marietta Materials, Inc. 248,568
604 Mativ, Inc. 13,197
570 Minerals Technologies, Inc. 38,082
540 Myers Industries, Inc. 13,138
1,135 Nucor Corporation 154,133
81 O-I Glass, Inc.
g
1,192
1,486 Orion Engineered Carbons SA 25,693
652 PPG Industries, Inc. 84,297
1,726 Quaker Chemical Corporation 279,974
2,736 Reliance Steel & Aluminum
Company 520,524
3,696 RPM International, Inc. 334,118
789 Ryerson Holding Corporation 21,619
567 Sensient Technologies Corporation 48,751
663 Sherwin-Williams Company 160,406
1,448 Sonoco Products Company 91,934
2,469 Steel Dynamics, Inc. 192,286
912 SunCoke Energy, Inc. 6,749
1,478 Trinseo plc 52,868
526 Tronox Holdings plc 8,211
2,013 UFP Technologies, Inc.
g
162,087
1,219 United States Lime & Minerals, Inc. 125,399
3,711 United States Steel Corporation 87,765
1,217 Westlake Corporation 118,463
5,909 WestRock Company 250,305
397 Worthington Industries, Inc. 20,330
Total 7,897,585
Real Estate (0.7%)
25,510 AGNC Investment Corporation 321,681
5,462 Agree Realty Corporation 434,720
469 Alexandria Real Estate Equities,
Inc. 77,751
854 American Campus Communities,
Inc. 55,783
237 Apartment Income REIT
Corporation 10,746
417 AvalonBay Communities, Inc. 89,213
1,227 Camden Property Trust 173,130
2,195 CBRE Group, Inc.
g
187,936
8,732 CubeSmart 400,537
5,334 Cushman and Wakefield plc
g
89,611
517 Digital Realty Trust, Inc. 68,477
1,078 Duke Realty Corporation 67,440
198 EastGroup Properties, Inc. 33,767
7,379 EPR Properties 397,064
4,135 Essential Properties Realty Trust,
Inc. 99,736
227 Essex Property Trust, Inc. 65,042
806 Extra Space Storage, Inc. 152,753
3,755 First Industrial Realty Trust, Inc. 195,072
930 FirstService Corporation 124,471
1,379 Four Corners Property Trust, Inc. 40,308
188 Getty Realty Corporation 5,516
558 Gladstone Land Corporation 15,127
9,197 Healthcare Realty Trust, Inc. 241,421
9,225 Host Hotels & Resorts, Inc. 164,297

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Real Estate (0.7%) - continued
6,214 Independence Realty Trust, Inc. $ 137,951
712 Industrial Logistics Properties Trust 7,141
2,516 Kilroy Realty Corporation 136,317
1,208 Life Storage, Inc. 152,075
14,986 MGIC Investment Corporation 211,902
3,583 National Retail Properties, Inc. 170,587
24,663 National Storage Affiliates Trust 1,352,519
13,000 Necessity Retail REIT, Inc. 101,270
1,560 NetSTREIT Corporation 31,980
10,279 New Residential Investment
Corporation 112,144
631 NexPoint Residential Trust, Inc. 41,987
11,378 Pebblebrook Hotel Trust 222,554
3,018 Public Storage, Inc. 985,105
190 RE/MAX Holdings, Inc. 4,815
517 Realty Income Corporation 38,253
2,479 Regency Centers Corporation 159,722
11,718 Rexford Industrial Realty, Inc. 766,474
4,597 Sabra Health Care REIT, Inc. 70,748
866 SBA Communications Corporation 290,794
10,608 Service Properties Trust 69,376
329 Spirit Realty Capital, Inc. 14,588
3,953 UDR, Inc. 191,325
702 UMH Properties, Inc. 14,960
Total 8,796,186
Utilities (0.4%)
1,949 Alliant Energy Corporation 118,753
760 Artesian Resources Corporation 39,186
405 Avista Corporation 17,115
2,309 CenterPoint Energy, Inc. 73,172
672 Consolidated Water Company,
Ltd. 10,450
2,320 Constellation Energy Corporation 153,352
1,644 Duke Energy Corporation 180,725
2,299 Entergy Corporation 264,684
528 Essential Utilities, Inc. 27,424
55 Evergy, Inc. 3,754
3,858 Exelon Corporation 179,358
38,696 NiSource, Inc. 1,176,358
2,819 NorthWestern Corporation 156,314
9,433 OGE Energy Corporation 387,508
740 Pinnacle West Capital Corporation 54,368
2,024 Portland General Electric
Company 103,912
10,325 Sempra Energy 1,711,885
2,010 Spire, Inc. 151,232
3,363 UGI Corporation 145,147
Total 4,954,697
Total Common Stock
(cost $149,333,307) 165,115,425
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
6,551,388 Thrivent Cash Management Trust 6,551,388
Total Collateral Held for
Securities Loaned
(cost $6,551,388) 6,551,388
Shares or
Principal
Amount Short-Term Investments ( 13.9% ) Value
Federal Home Loan Bank Discount
Notes
700,000 1.475%, 8/3/2022
m,n
$ 699,915
1,100,000 1.018%, 8/10/2022
m,n
1,099,402
100,000 1.090%, 8/17/2022
m
99,903
1,900,000 1.140%, 8/18/2022
m,n
1,898,049
900,000 1.150%, 8/19/2022
m,n
899,021
100,000 1.750%, 8/29/2022
m,n
99,829
700,000 1.800%, 9/7/2022
m,n
698,349
400,000 2.200%, 9/8/2022
m,n
399,041
100,000 1.695%, 9/13/2022
m,n
99,729
600,000 1.800%, 9/14/2022
m,n
598,335
100,000 2.220%, 9/23/2022
m,n
99,666
400,000 2.400%, 10/13/2022
m,n
398,057
800,000 2.400%, 10/14/2022
m,n
796,062
Thrivent Core Short-Term Reserve
Fund
15,461,125 2.100% 154,611,245
U.S. Treasury Bills
1,400,000 1.004%, 8/18/2022
m,o,p
1,398,637
700,000 1.465%, 9/8/2022
m,o
698,435
Total Short-Term Investments
(cost $164,559,003) 164,593,675
Total Investments (cost
$1,191,162,437) 105.7% $1,254,663,796
Other Assets and Liabilities, Net
(5.7%) (67,902,161)
Total Net Assets 100.0% $1,186,761,635
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $71,187,027 or 6.0% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At July 29, 2022, $48,952 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of July 29, 2022
was $312,092 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 29, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 116,974
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 272,847
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of July 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,363,314
Common Stock 5,047,971
Total lending $6,411,285
Gross amount payable upon return of
collateral for securities loaned $6,551,388
Net amounts due to counterparty $140,103
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 965,383 – 599,808 365,575
Capital Goods 5,416,840 – 4,567,194 849,646
Communications Services 3,528,639 – 3,163,409 365,230
Consumer Cyclical 2,377,575 – 1,997,604 379,971
Consumer Non-Cyclical 4,126,047 – 3,719,753 406,294
Energy 204,357 – 204,357 –
Financials 948,166 – 816,184 131,982
Technology 1,841,793 – 1,628,629 213,164
Transportation 1,272,393 – 1,272,393 –
Utilities 1,067,281 – 1,067,281 –
Long-Term Fixed Income
Asset-Backed Securities 15,632,126 – 15,632,126 –
Basic Materials 3,533,207 – 3,533,207 –
Capital Goods 7,608,251 – 7,608,251 –
Collateralized Mortgage Obligations^ 18,341,496 – 18,341,496 0
Commercial Mortgage-Backed Securities 15,323,668 – 15,323,668 –
Communications Services 11,832,665 – 11,832,665 –
Consumer Cyclical 13,416,295 – 13,416,295 –
Consumer Non-Cyclical 15,532,808 – 15,532,808 –
Energy 10,404,682 – 10,404,682 –
Financials 35,875,417 – 35,875,417 –
Mortgage-Backed Securities 118,915,286 – 118,915,286 –
Technology 7,129,681 – 7,129,681 –
Transportation 3,323,462 – 3,323,462 –
U.S. Government & Agencies 152,109,452 – 152,109,452 –
Utilities 7,625,147 – 7,625,147 –
Registered Investment Companies
Unaffiliated 13,171,547 13,171,547 – –
Affiliated 369,330,386 359,297,232 10,033,154 –
Common Stock
Communications Services 8,189,449 8,184,859 4,590 –
Consumer Discretionary 17,708,801 17,708,801 – –
Consumer Staples 6,976,639 6,976,639 – –
Energy 7,169,745 7,169,745 – –
Financials 21,044,165 20,884,396 159,769 –
Health Care 22,664,810 22,664,810 – –
Industrials 25,268,359 25,073,931 194,428 –
Information Technology 34,444,989 34,222,940 222,049 –
Materials 7,897,585 7,786,249 111,336 –
Real Estate 8,796,186 8,796,186 – –
Utilities 4,954,697 4,954,697 – –
Short-Term Investments 9,982,430 – 9,982,430 –
Subtotal Investments in Securities $1,015,951,905 $536,892,032 $476,348,011 $2,711,862
Other Investments  * Total
Affiliated Registered Investment Companies 77,549,258
Affiliated Short-Term Investments 154,611,245
Collateral Held for Securities Loaned 6,551,388
Subtotal Other Investments $238,711,891
Total Investments at Value $1,254,663,796
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 Security in this section is fair valued at <$1.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,795,336 2,795,336 – –
Total Asset Derivatives $2,795,336 $2,795,336 $– $–
Liability Derivatives
Futures Contracts 858,170 858,170 – –
Credit Default Swaps 518,104 – 518,104 –
Total Liability Derivatives $1,376,274 $858,170 $518,104 $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $7,408,612 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 45 September 2022 $ 5,364,313 $ 87,015
CBOT 2-Yr. U.S. Treasury Note 74 September 2022 15,541,919 32,191
CBOT 5-Yr. U.S. Treasury Note 197 September 2022 22,212,951 191,181
CBOT U.S. Long Bond 121 September 2022 17,029,192 394,808
CME E-mini Russell 2000 Index 2 September 2022 179,008 9,523
CME E-mini S&P 500 Index 202 September 2022 40,553,739 1,194,611
CME Ultra Long Term U.S. Treasury Bond 115 September 2022 18,191,114 14,823
ICE mini MSCI EAFE Index 279 September 2022 26,469,711 762,084
Ultra 10-Yr. U.S. Treasury Note 22 September 2022 2,823,132 64,368
Total Futures Long Contracts $ 148,365,079 $ 2,750,604
CBOT 10-Yr. U.S. Treasury Note (12) September 2022 ( $ 1,430,399) ( $ 23,289)
CME E-mini Russell 2000 Index (186) September 2022 (16,962,135) (571,155)
CME E-mini S&P Mid-Cap 400 Index (84) September 2022 (20,857,234) (263,726)
ICE US mini MSCI Emerging Markets Index (29) September 2022 (1,492,557) 44,732
Total Futures Short Contracts ( $ 40,742,325) ($813,438)
Total Futures Contracts $ 107,622,754 $1,937,166

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of July 29, 2022. Investments totaling $1,398,510 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 13,394,700) $ – ( $ 453,810) ( $ 453,810)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 1,584,000 – (64,294) (64,294)
Total Credit Default Swaps $– ($518,104) ($518,104)
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation
Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $42,834 $1,476 $2,255 $33,407 4,350 2.8%
Core Emerging Markets Equity 9,114 805 – 7,279 844 0.6
Core International Equity 11,284 4,705 – 12,810 1,401 1.1
Core Low Volatility Equity 24,791 3,718 – 24,053 1,938 2.0
Core Small Cap Value — 9,820 – 10,033 1,064 0.9
Global Stock, Class S 2,017 260 – 1,729 70 0.2
High Yield, Class S 25,893 909 – 23,989 5,753 2.0
Income, Class S 84,387 3,206 – 74,465 8,972 6.3
International Allocation, Class S 48,888 4,341 – 40,889 4,392 3.4
Large Cap Growth, Class S 66,844 3,759 – 51,276 3,285 4.3
Large Cap Value, Class S 96,507 7,241 – 93,372 3,475 7.9
Limited Maturity Bond, Class S 41,908 528 – 40,406 3,356 3.4
Mid Cap Stock, Class S 29,779 2,933 – 26,038 794 2.2
Small Cap Stock, Class S 7,731 795 – 7,134 241 0.6
Total Affiliated Registered Investment
Companies 491,977 446,880 37.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 258,010 221,727 325,126 154,611 15,461 13.0
Total Affiliated Short-Term Investments 258,010 154,611 13.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,943 195,273 194,665 6,551 6,551 0.5
Total Collateral Held for Securities Loaned 5,943 6,551 0.5
Total Value $755,930 $608,042
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($182) ($8,466) $– $1,476
Core Emerging Markets Equity – (2,640) 607 198
Core International Equity – (3,179) – 704
Core Low Volatility Equity Fund – (4,456) 3,367 352
Core Small Cap Value – 213 – –
Global Stock, Class S – (548) 237 22
High Yield, Class S – (2,813) – 909
Income, Class S – (13,128) 1,381 1,825
International Allocation, Class S – (12,340) 3,225 1,115
Large Cap Growth, Class S – (19,327) 3,758 –
Large Cap Value, Class S – (10,376) 6,030 1,211
Limited Maturity Bond, Class S – (2,030) 22 506
Mid Cap Stock, Class S – (6,674) 2,906 28
Small Cap Stock, Class S – (1,392) 753 42
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% – – – 1,102
Total Income/Non Income Cash from Affiliated Investments $9,490
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 37
Total Affiliated Income from Securities Loaned, Net $37
Total ($182) ($87,156) $22,289

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.8% ) Value
Alabama (0.3%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,070,879
1,250,000 5.000%, 6/1/2033, Ser. A 1,337,536
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,116,850
Total 4,525,265
Alaska (<0.1%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg.
250,000 4.000%, 6/1/2050, Ser. B-1 257,905
Total 257,905
Arizona (1.1%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,088,205
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 819,102
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
a
810,476
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
a
2,171,532
Arizona Industrial Development
Auth. Education Rev. (Kipp
Nashville)
300,000 5.000%, 7/1/2047, Ser. A
b
310,587
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
1,500,000 5.000%, 5/15/2056, Ser. A 1,493,069
Northern Arizona University C.O.P.
Refg.
1,000,000 5.000%, 9/1/2022 1,002,799
Northern Arizona University Rev.
Refg.
1,180,000 5.000%, 6/1/2036, Ser. A 1,284,890
750,000 5.000%, 6/1/2037, Ser. A 816,095
320,000 5.000%, 6/1/2038, Ser. A 347,226
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,123,739
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,452,476
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
c
784,837
Principal
Amount Long-Term Fixed Income (99.8%) Value
Arizona (1.1%) - continued
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
$ 500,000 5.000%, 8/1/2036 $ 525,106
725,000 5.000%, 8/1/2039 780,043
Total 15,810,182
Arkansas (0.4%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 987,384
1,300,000 5.000%, 11/1/2046, Ser. A 1,401,220
University of Arkansas Various Fac.
Rev. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A
d
1,218,001
825,000 5.000%, 11/1/2041, Ser. A
d
885,331
University of Arkansas Various Fac.
Rev. Refg. (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 691,474
Total 5,183,410
California (10.0%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
2,775,000 6.000%, 9/1/2024, Ser. A
c
2,895,884
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 7,583,631
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
160,000 5.000%, 6/1/2049, Ser. B-1 167,877
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,706,154
1,000,000 5.000%, 12/1/2032, Ser. AX 1,133,846
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 7,686,099
8,300,000 5.000%, 5/1/2045, Ser. U-6 10,510,722
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 1,862,350
6,225,000 5.000%, 11/15/2056, Ser. A 6,725,369
California Health Fac. Financing
Auth. Rev. Refg. (Cedars Sinai
Health System)
2,000,000 4.000%, 8/15/2048, Ser. A 2,008,089
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
5,471,514
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,042,096

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
California (10.0%) - continued
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
$ 275,000 5.000%, 10/1/2025 $ 294,333
300,000 5.000%, 10/1/2026 326,040
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 5,353,850
California Municipal Finance Auth.
Rev. Refg. (ExxonMobil)
685,000 1.650%, 12/1/2029, AMT
e
685,000
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,446,289
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
a
293,654
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,024
500,000 5.000%, 4/1/2049 560,006
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 2,059,218
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,249,117
Los Angeles, CA Department of
Airports Rev. Refg. (Los Angeles
International Airport)
500,000
4.000%, 5/15/2036, Ser. C.,
AMT 509,634
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 7,378,699
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
420,000 7.600%, 5/1/2023, Ser. A
c,d
432,679
Riverside County, CA
Transportation Commission Toll
Rev. Refg. (RCTC 91 Express
Lanes)
500,000 4.000%, 6/1/2046, Ser. B-1 496,865
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
150,000 7.500%, 5/1/2023, Ser. A
c,d
154,453
San Diego County, CA Regional
Airport Auth. Rev. (San Diego
County Regional Airport)
10,000,000 5.000%, 7/1/2056, Ser. A 10,909,249
San Diego, CA Unified School
District G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
d
10,823,892
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,099,758
Principal
Amount Long-Term Fixed Income (99.8%) Value
California (10.0%) - continued
$ 7,825,000
5.000%, 5/1/2044, Ser. A,
AMT $ 7,987,349
5,700,000 5.000%, 5/1/2047, Ser. B 6,126,483
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 6,644,776
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,673,402
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 8,613,601
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 8,488,935
Total 141,410,937
Colorado (4.6%)
Aurora, CO Sewer Improvements
Rev. (Seam Fac. and Other
System Improvements)
1,500,000 4.000%, 8/1/2051 1,519,816
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 651,571
475,000 5.000%, 4/1/2048 508,370
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,795,073
2,500,000 5.000%, 12/1/2055 2,790,247
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
a
1,044,925
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,873,467
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
3,325,000 4.000%, 9/1/2050, Ser. A 3,074,819
4,000,000 5.000%, 9/1/2046 4,145,902
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,696,119
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,224,628
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A
b
5,016,626
Colorado Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 543,556
385,000 5.000%, 5/15/2031, Ser. A 416,196
300,000 5.000%, 5/15/2032, Ser. A 322,011

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Colorado (4.6%) - continued
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
$ 500,000 5.625%, 6/1/2043
d
$ 516,573
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,415,773
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,890,182
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
a
1,594,762
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,030,824
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,718,139
3,000,000 5.000%, 12/15/2035 3,429,655
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,207,646
2,250,000 5.000%, 12/1/2046, Ser. A 2,394,665
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,233,121
1,000,000 5.000%, 12/1/2024 1,068,284
Plaza Metropolitan District No.
1, CO Rev. Refg. (City of
Lakewood)
500,000 5.000%, 12/1/2022
a
502,714
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,367,205
Total 64,992,869
Connecticut (0.7%)
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,963,377
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
a
1,019,898
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 502,282
4,000,000 5.000%, 7/1/2047, Ser. L 4,385,054
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 637,772
Hamden, CT G.O. Refg. (BAM
Insured)
150,000 4.000%, 8/15/2041
c
154,332
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,676,114
Total 10,338,829
Principal
Amount Long-Term Fixed Income (99.8%) Value
Delaware (0.3%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
$ 2,000,000 5.000%, 9/1/2050 $ 2,083,138
600,000 4.000%, 9/1/2051 536,818
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 870,779
500,000 5.000%, 7/1/2048, Ser. A 485,900
Total 3,976,635
District Of Columbia (1.7%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,123,959
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,124,348
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 15,096,693
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,133,805
Total 23,478,805
Florida (4.1%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 1,112,449
500,000 4.000%, 10/1/2046 457,798
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 1,008,222
1,500,000 4.000%, 10/1/2047, Ser. A 1,521,368
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,090,318
1,500,000 5.000%, 10/1/2031, Ser. B 1,634,996
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,650,187
CityPlace Community Development
District, FL Special Assessment
Rev. Refg.
2,000,000 5.000%, 5/1/2026 2,113,223
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,773,616
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 1,032,268

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Florida (4.1%) - continued
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
$ 245,000 5.000%, 7/1/2051, Ser. A-1 $ 250,858
250,000 4.000%, 7/1/2055, Ser. A 211,319
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,129,225
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,079,460
840,000 5.000%, 10/1/2031, Ser. B 905,149
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,624,381
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 698,894
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,067,671
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,539,558
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,277,400
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,322,887
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 902,161
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 1,038,280
500,000 5.000%, 11/1/2047, Ser. A 521,403
Palm Beach County, FL Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,114,630
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,014,480
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
a
241,708
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,377,550
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 536,315
Principal
Amount Long-Term Fixed Income (99.8%) Value
Florida (4.1%) - continued
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
$ 5,000,000 5.000%, 7/1/2037, Ser. B $ 5,307,874
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,232,852
Total 58,788,500
Georgia (1.7%)
Atlanta, GA Airport General Rev.
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,842,984
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,476,135
2,000,000 4.000%, 7/1/2042, Ser. B 2,022,342
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,683,891
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,568,128
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 225,270
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,910,302
1,920,000 5.000%, 5/15/2033, Ser. A 2,067,348
1,900,000 5.000%, 5/15/2034, Ser. A 2,038,809
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 263,606
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 637,378
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,138,950
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,856,545
Total 23,731,688
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 267,989
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 783,612
Total 1,051,601
Hawaii (1.5%)
Hawaii Airports System Rev. Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 8,132,342
Hawaii Department of Budget and
Finance Special Purpose Senior
Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,008,298

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Hawaii (1.5%) - continued
$ 5,395,000 5.250%, 11/15/2037 $ 5,436,890
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,639,449
Hawaii Harbor System Rev. Refg.
200,000
4.000%, 7/1/2036, Ser. A,
AMT 207,772
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 383,604
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 4,937,538
Total 21,745,893
Idaho (0.1%)
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 979,093
800,000 4.000%, 3/1/2046, Ser. A 792,626
Total 1,771,719
Illinois (6.1%)
Chicago, IL G.O. Refg.
1,000,000 5.000%, 1/1/2027, Ser. A 1,077,363
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 10,691,736
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,160,022
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,041,138
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,041,137
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,275,959
5,000,000 5.000%, 1/1/2048, Ser. B 5,488,757
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
816,878
5.000%, 12/1/2043, Ser.
A-1
f,g,h
1
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,055,059
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,072,898
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,272,822
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,257,741
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,821,286
Principal
Amount Long-Term Fixed Income (99.8%) Value
Illinois (6.1%) - continued
$ 2,100,000 5.000%, 8/1/2047, Ser. A $ 2,171,787
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 505,531
2,885,000 5.000%, 2/15/2037 2,904,074
1,000,000 5.000%, 2/15/2047, Ser. A 988,830
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,259,400
7,150,000 5.000%, 6/1/2024 7,512,797
1,500,000 5.500%, 7/1/2033 1,539,272
1,750,000 5.500%, 7/1/2038 1,794,215
800,000 5.000%, 3/1/2046, Ser. A 854,581
Illinois State Toll Highway Auth. Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 5,793,733
5,400,000 5.000%, 1/1/2044, Ser. A 5,953,197
3,610,000 5.000%, 1/1/2045, Ser. A 4,023,347
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
6,011,304
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 526,079
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
i
1,202,382
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
c
2,950,856
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
c
1,875,148
Total 86,122,452
Indiana (1.0%)
Duneland, IN School Corporation
Rev. (School Building
Improvements)
2,000,000 4.000%, 1/15/2035 2,152,025
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
c
4,777,790
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
d
1,807,663
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,607,991
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,955,464
Total 14,300,933
Iowa (1.9%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,695,804

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Iowa (1.9%) - continued
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
$ 6,350,000 5.000%, 5/15/2043, Ser. A $ 6,300,867
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 9,062,349
3,000,000 5.000%, 8/1/2042 3,304,261
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,349,699
650,000 5.375%, 10/1/2052 695,880
Total 26,408,860
Kansas (0.7%)
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,153,651
750,000 5.000%, 9/1/2038, Ser. A 862,996
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,816,362
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
1,225,000 5.000%, 3/1/2047, Ser. A
d
1,389,234
3,410,000 5.000%, 3/1/2047, Ser. A 3,584,278
Total 9,806,521
Kentucky (0.9%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 985,606
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,385,558
Louisville, KY Regional Airport
Auth. Rev. (BT-OH, LLC)
1,900,000
2.000%, 11/1/2036, Ser. A,
AMT
e
1,900,000
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
c
837,625
Total 12,108,789
Louisiana (2.3%)
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
15,490,000 1.870%, 8/1/2035, Ser. A
e
15,490,000
Lafayette, LA Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 378,266
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
c
1,426,484
800,000 5.000%, 9/1/2031
c
840,898
Louisiana Public Fac. Auth.
Rev. Refg. (Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 3,910,296
Principal
Amount Long-Term Fixed Income (99.8%) Value
Louisiana (2.3%) - continued
New Orleans, LA Aviation Board
Rev.
$ 2,500,000
5.000%, 1/1/2040, Ser. B,
AMT $ 2,574,241
750,000
5.000%, 1/1/2048, Ser. B,
AMT 779,856
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 823,466
850,000 5.000%, 12/1/2027 931,820
350,000 5.000%, 12/1/2029 383,453
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
d
1,392,205
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
d
1,529,896
525,000
5.000%, 4/1/2033, Ser. B,
AMT
d
535,464
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
c
1,602,848
Total 32,599,193
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 974,259
Total 974,259
Maryland (0.2%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,013,612
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,033,656
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 195,612
200,000 4.000%, 7/1/2045 196,402
Total 3,439,282
Massachusetts (3.6%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
c
5,540,814
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 754,413
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044
b
3,114,844

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Massachusetts (3.6%) - continued
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
$ 500,000 4.000%, 7/1/2046, Ser. G $ 473,351
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 12,394,798
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 19,359,450
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 6,314,255
University of Massachusetts
Building Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,113,754
Total 51,065,679
Michigan (2.8%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 691,474
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,001,202
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,721,310
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,246,350
2,110,000 4.000%, 9/1/2046 2,046,103
Michigan Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,302,182
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 556,751
7,775,000 5.000%, 12/31/2043, AMT 7,907,677
5,110,000 5.000%, 6/30/2048, AMT 5,172,335
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,537,094
Total 39,182,478
Minnesota (3.3%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,397,891
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,627,997
2,500,000 5.250%, 6/15/2047, Ser. B 2,643,101
Principal
Amount Long-Term Fixed Income (99.8%) Value
Minnesota (3.3%) - continued
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
$ 340,000 5.000%, 7/1/2036, Ser. A $ 344,443
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
a
501,794
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,592,986
4,000,000 5.000%, 10/1/2052, Ser. B 4,247,962
1,000,000 5.000%, 10/1/2040 1,083,643
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,445,519
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,081,786
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 214,121
150,000 5.000%, 10/1/2030 160,591
200,000 5.000%, 10/1/2032 213,901
175,000 5.000%, 10/1/2033 187,086
1,500,000 5.000%, 10/1/2047 1,652,545
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,127,025
St. Cloud, MN Health Care Rev.
Refg. (CentraCare Health
System)
1,000,000 5.000%, 5/1/2046, Ser. A 1,035,090
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,176,648
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,217,376
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 7,264,530
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 931,935
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 505,227
Western Minnesota Municipal
Power Agency Rev.
300,000 5.000%, 1/1/2035, Ser. A
d
314,086
1,000,000 5.000%, 1/1/2040, Ser. A
d
1,046,954

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Minnesota (3.3%) - continued
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
$ 250,000 4.000%, 12/1/2050 $ 223,349
Total 46,237,586
Missouri (0.7%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,905,219
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport) (AGM
Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
c
4,882,971
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,201,833
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,090,863
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
c
1,077,267
Total 10,158,153
Montana (0.7%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 926,382
800,000 5.000%, 7/1/2039, Ser. A 891,322
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 3,673,169
1,000,000 4.000%, 7/1/2044 961,991
Montana Fac. Finance Auth. Health
Fac. Rev. (Bozeman Deaconess
Health Services Obligated
Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,765,778
Total 9,218,642
Nebraska (1.8%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,196,320
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,595,037
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 9,152,911
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,435,805
Principal
Amount Long-Term Fixed Income (99.8%) Value
Nebraska (1.8%) - continued
University of Nebraska Fac.
Corporation Rev.
$ 4,000,000 4.000%, 7/15/2059, Ser. A $ 3,970,813
Total 25,350,886
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,578,132
3,250,000 5.000%, 9/1/2047, Ser. A 3,398,924
Total 4,977,056
New Hampshire (0.4%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 5,908,828
Total 5,908,828
New Jersey (2.4%)
New Jersey Economic
Development Auth. Rev. (School
Fac. Construction)
4,000,000 5.000%, 6/15/2043, Ser. EEE 4,278,266
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 291,238
New Jersey G.O. (Covid-19
Emergency)
1,250,000 4.000%, 6/1/2032, Ser. A 1,379,394
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,900,040
1,000,000 5.250%, 6/15/2033, Ser. AA 1,052,525
1,645,000 5.250%, 6/15/2034, Ser. AA 1,727,706
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,159,704
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 1,013,093
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
c
3,442,503
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,468,941
Total 34,713,410
New York (11.1%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,491,523
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,155,201
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
e
3,090,267

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
New York (11.1%) - continued
Metropolitan Transportation Auth.,
NY Rev. Refg.
$ 2,190,000 5.000%, 11/15/2035 $ 2,404,437
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,019,012
Monroe County, NY Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,123,718
1,550,000 5.000%, 7/1/2031, Ser. C 1,735,611
800,000 5.000%, 7/1/2031, Ser. D 895,800
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 17,043,410
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 8,910,082
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 13,308,677
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
19,000,000 5.000%, 2/1/2043, Ser. A 20,622,456
800,000 4.000%, 11/1/2045, Ser. D 809,394
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,565,356
2,200,000 5.000%, 7/15/2042, Ser. A 2,327,164
New York Dormitory Auth. State
Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,196,006
New York Dormitory Auth. State
Personal Income Tax Rev. Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 9,076,830
10,000 5.000%, 2/15/2043, Ser. B
d
11,488
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 664,132
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 803,163
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,074,594
1,000,000 5.000%, 12/1/2040, AMT 1,068,926
1,000,000 5.000%, 12/1/2041, AMT 1,066,077
600,000 5.000%, 12/1/2042, AMT 638,288
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 15,194,919
New York, NY G.O.
2,000,000 5.000%, 3/1/2050, Ser. F-1 2,228,020
1,920,000 5.000%, 8/1/2032, Ser. A 2,031,032
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,354,636
Principal
Amount Long-Term Fixed Income (99.8%) Value
New York (11.1%) - continued
Port Auth. of New York & New
Jersey Rev.
$ 1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT $ 1,167,622
2,500,000 5.000%, 9/1/2035 2,652,211
2,500,000 5.000%, 9/1/2036 2,651,159
5,000,000 5.000%, 9/1/2039 5,270,858
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,441,892
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,821,199
Triborough, NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 2,754,451
1,000,000 5.250%, 11/15/2045, Ser. A 1,075,747
Triborough, NY Bridge & Tunnel
Auth. Rev. (MTA Bridges &
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 5,500,328
Triborough, NY Bridge & Tunnel
Auth. Rev. Refg. (MTA Bridges &
Tunnels)
8,000,000 5.000%, 5/15/2057, Ser. A 8,945,830
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 821,049
Total 158,012,565
North Carolina (1.1%)
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,751,070
Charlotte, NC Airport Rev.
(Charlotte Douglas International
Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,631,048
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,530,610
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032
d
1,022,614
1,000,000 5.000%, 4/1/2033
d
1,022,614
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 1,042,810
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,362,388
North Carolina Turnpike Auth. Rev.
(Triangle Expressway System)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
c
4,736,691
Total 16,099,845

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
North Dakota (0.3%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
$ 3,775,000 5.000%, 4/1/2048, Ser. A $ 4,086,422
Total 4,086,422
Ohio (4.8%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,611,281
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,070,412
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 508,541
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
14,700,000 5.000%, 6/1/2055, Ser. B-2 14,677,869
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,486,732
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,203,837
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 789,838
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
2,745,000 5.000%, 12/1/2028 2,927,256
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,685,486
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,194,496
Ohio Higher Educational Fac.
Commission Rev. Refg. (Case
Western Reserve University)
1,250,000 4.000%, 12/1/2044, Ser. A 1,264,860
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,481,786
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,292,014
Ohio State University Rev.
2,000,000 4.000%, 12/1/2048, Ser. A 2,042,746
Ohio Turnpike Commission Rev.
8,945,000
Zero Coupon, 2/15/2034,
Ser. A-4
i
10,389,983
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
c
11,118,218
Principal
Amount Long-Term Fixed Income (99.8%) Value
Ohio (4.8%) - continued
Toledo, OH Water System Rev.
(Water Utility Improvements)
$ 2,455,000 5.000%, 11/15/2036 $ 2,693,128
Toledo, OH Water System
Rev. Refg. (Water Utility
Improvements)
2,500,000 5.000%, 11/15/2038 2,550,990
Total 67,989,473
Oklahoma (1.6%)
Grand River, OK Dam Auth. Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,224,071
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
d
3,103,150
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,660,819
5,665,000 5.000%, 1/1/2047, Ser. C 6,075,746
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,210,575
Total 22,274,361
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 350,343
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,854,436
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 333,017
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,449,297
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,089,592
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,111,952
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 345,509
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,300,892
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
a
892,586
Total 21,727,624

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Pennsylvania (2.4%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
$ 1,650,000
5.000%, 1/1/2051, Ser. A,
AMT $ 1,761,367
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,680,179
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 472,804
410,000 5.000%, 5/15/2048 419,490
Chester County, PA Industrial
Development Auth. Rev.
(Longwood Gardens, Inc.)
1,000,000 4.000%, 12/1/2046 1,010,216
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 690,072
550,000 5.000%, 1/1/2038
d
592,844
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
130,000 5.000%, 1/1/2038
d
140,127
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 241,288
250,000 5.000%, 3/1/2045 244,691
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 934,143
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,186,472
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 971,282
3,000,000 5.000%, 12/1/2040, Ser. B 3,162,266
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,213,614
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
c
11,921,690
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
2,829,975
Total 34,472,520
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 6,052,420
Total 6,052,420
Principal
Amount Long-Term Fixed Income (99.8%) Value
South Carolina (1.1%)
Beaufort-Jasper, SC Water & Sewer
Auth. Rev. Refg.
$ 425,000 5.000%, 3/1/2025, Ser. B $ 460,202
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 6,385,053
Patriots Energy Group, SC Gas
System Rev. Refg.
1,235,000 4.000%, 6/1/2051, Ser. A 1,225,523
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,173,708
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,455,294
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
2,500,000 4.000%, 4/1/2052, Ser. A 2,506,524
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,108,937
Total 16,315,241
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 748,360
South Dakota State Board of
Regents Housing & Auxiliary
Fac. System Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,060,060
Total 1,808,420
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,228,297
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031
d
535,990
450,000 5.000%, 11/1/2032
d
482,391
250,000 5.000%, 11/1/2036
d
267,995
Total 2,514,673
Texas (8.3%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
c
3,194,981
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,091,699

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Texas (8.3%) - continued
Central Texas Regional Mobility
Auth. Rev.
$ 1,000,000 4.000%, 1/1/2051, Ser. B $ 977,517
500,000 5.000%, 1/1/2045, Ser. E 539,376
1,000,000 5.000%, 1/1/2046, Ser. B 1,082,629
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,001,035
2,000,000 6.000%, 8/15/2043 2,053,538
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
c
2,996,428
1,000,000 5.000%, 8/15/2036, Ser. A
c
1,098,593
4,605,000 5.000%, 8/15/2039
c
4,858,089
2,000,000 5.000%, 8/15/2046, Ser. A
c
2,173,893
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,131,152
2,000,000 4.000%, 11/1/2045, Ser. B
b
2,021,372
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
c
7,302,435
Gulf Coast, TX Waste Disposal
Auth. Rev. (ExxonMobil)
510,000 1.920%, 12/1/2025, AMT
e
510,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 295,155
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 7,032,028
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 385,354
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
13,053,126
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,465,139
Lake Travis, TX Independent
School District G.O. Refg. (PSF-
GTD Insured)
1,000,000 5.000%, 2/15/2031
c
1,119,248
New Hope Cultural Education Fac.
Corporation, TX Student Housing
Rev. (Collegiate Housing College
Station I LLC - Texas A&M
University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,008,827
New Hope Cultural Education
Fac. Finance Corporation, TX
Retirement Fac. Rev.
1,500,000 5.750%, 7/15/2052 1,516,148
Principal
Amount Long-Term Fixed Income (99.8%) Value
Texas (8.3%) - continued
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
$ 5,000,000 5.250%, 2/1/2028
c
$ 5,843,339
2,000,000 5.250%, 2/1/2029
c
2,371,921
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
c
4,330,645
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,001,947
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,217,053
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,755,941
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 661,938
600,000 5.000%, 10/1/2040 660,872
700,000 5.000%, 10/1/2041 769,855
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,742,690
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 778,464
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,102,803
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,795,040
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 496,511
4,275,000 4.000%, 6/30/2040, Ser. A 4,257,962
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
1,500,000 4.000%, 3/1/2051 1,502,229
Total 118,196,972
Utah (2.0%)
Black Desert Public Infrastructure
District L.T.G.O.
1,500,000 4.000%, 3/1/2051, Ser. A
a
1,221,144
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 284,268
2,000,000 5.000%, 7/1/2045, Ser. A 2,281,900

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Utah (2.0%) - continued
Jordan Valley, UT Water
Conservancy District Rev.
$ 3,420,000 5.000%, 10/1/2044, Ser. A $ 3,800,444
3,000,000 5.000%, 10/1/2049, Ser. A 3,308,783
Lehi City, UT Franchise and Sales
Tax Rev. (Broadband) (AGM
Insured)
1,825,000 4.000%, 2/1/2048
c
1,863,975
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,642,191
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,068,063
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,085,704
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
800,000 5.000%, 10/15/2048 875,288
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,210,995
1,000,000 4.000%, 5/15/2043, Ser. A 1,006,070
1,610,000 5.000%, 5/15/2045, Ser. A 1,662,626
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 249,910
Total 28,561,361
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,193,322
1,000,000 5.000%, 12/1/2036, Ser. A 1,063,165
Total 4,256,487
Virginia (2.3%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,486,724
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 5,056,209
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 5,031,913
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 633,625
6,575,000 5.000%, 12/31/2049, AMT 6,820,768
10,610,000 5.000%, 12/31/2052, AMT 10,992,282
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 472,042
Principal
Amount Long-Term Fixed Income (99.8%) Value
Virginia (2.3%) - continued
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
$ 500,000 4.000%, 1/1/2039, AMT $ 500,141
1,000,000 4.000%, 1/1/2040, AMT 996,091
Total 32,989,795
Washington (2.6%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 858,992
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,502,460
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
813,682
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,067,065
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,050,129
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,277,399
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
a
645,881
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,959,246
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,108,877
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 487,442
450,000 4.000%, 5/1/2045 445,207
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 12,471,807
5,310,000 5.000%, 8/1/2042, Ser. A 5,867,284
Total 36,555,471
West Virginia (1.1%)
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 10,131,422
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 5,555,333
Total 15,686,755
Wisconsin (2.3%)
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,124,465
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 1,055,059
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
1,000,000 5.000%, 11/15/2041, Ser. A 1,079,499

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Wisconsin (2.3%) - continued
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
$ 2,500,000 4.000%, 3/31/2056, AMT $ 2,124,104
4,000,000 4.000%, 9/30/2051, AMT 3,458,047
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,228,622
2,500,000 5.000%, 12/15/2044 2,560,496
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 908,035
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 9,880,408
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 879,137
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,325,108
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,082,709
Total 32,705,689
Wyoming (0.4%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
425,000 4.000%, 5/1/2038 431,199
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
4,270,000 1.870%, 10/1/2044
e
4,270,000
640,000 1.920%, 10/1/2044, AMT
e
640,000
Sublette County, WY Pollution
Control Rev. Refg. (ExxonMobil)
1,000,000 1.920%, 10/1/2044, AMT
e
1,000,000
Total 6,341,199
Total Long-Term Fixed Income
(cost $1,425,858,200) 1,416,284,538
Total Investments
(cost $1,425,858,200) 99.8% $1,416,284,538
Other Assets and Liabilities,
Net 0.2% 3,055,341
Total Net Assets 100.0% $1,419,339,879
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $10,941,074 or 0.8% of
total net assets.
b Denotes investments purchased on a when-issued or
delayed-delivery basis.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Defaulted security.  Interest is not being accrued.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of July 29, 2022 was $813,682 or 0.06% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2022.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 736,751

Municipal Bond Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 266,065,651 – 266,065,651 –
Electric Revenue 39,967,095 – 39,967,095 –
Escrowed/Pre-refunded 47,750,284 – 47,750,284 –
General Obligation 123,715,222 – 123,715,222 –
Health Care 250,696,143 – 250,696,143 –
Housing Finance 14,264,180 – 14,264,179 1
Industrial Development Revenue 27,394,563 – 27,394,563 –
Other Revenue 73,879,830 – 73,879,830 –
Tax Revenue 97,694,689 – 97,694,689 –
Transportation 341,776,825 – 341,776,825 –
Water & Sewer 133,080,056 – 133,080,056 –
Total Investments at Value $1,416,284,538 $– $1,416,284,537 $1

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.8% )
a
Value
Basic Materials (0.4%)
Flexsys Holdings, Inc., Term Loan
$ 1,830,412
7.622%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 1,683,980
Innophos Holdings, Inc., Term
Loan
1,016,600
5.872%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
983,560
Total 2,667,540
Capital Goods (2.5%)
AZZ, Inc., Term Loan
310,000
6.861%,  (TSFR1M +
4.250%), 5/13/2029
b
301,993
BW Holding, Inc., Delayed Draw
204,439
5.631%,  (LIBOR 3M +
4.000%), 12/14/2028
b
189,361
BW Holding, Inc., Term Loan
883,847
6.427%,  (LIBOR 1M +
4.000%), 12/14/2028
b
818,664
CP Atlas Buyer, Inc., Term Loan
1,323,513
6.122%,  (LIBOR 1M +
3.750%), 11/23/2027
b
1,157,770
Foley Products Company, LLC,
Term Loan
844,883
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
797,358
Grinding Media, Inc., Term Loan
1,846,050
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,721,442
Groupe Solmax, Inc., Term Loan
1,121,529
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
955,172
HRNI Holdings, LLC, Term Loan
698,250
6.622%,  (LIBOR 1M +
4.250%), 12/10/2028
b
658,973
Hyperion Materials &
Technologies, Inc., Term Loan
583,070
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
555,374
LABL, Inc., Term Loan
365,662
7.372%,  (LIBOR 1M +
5.000%), 10/29/2028
b
346,922
LRS Holdings, LLC, Term Loan
732,320
6.622%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
699,366
LTR Intermediate Holdings, Inc.,
Term Loan
527,337
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
475,921
Mauser Packaging Solutions
Holding Company, Term Loan
1,338,301
5.037%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,277,796
Natgasoline, LLC, Term Loan
1,119,400
5.875%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
1,074,624
Novae, LLC, Delayed Draw
281,295
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
263,481
Novae, LLC, Term Loan
984,532
7.727%,  (SOFRRATE +
5.000%), 12/22/2028
b
922,182
Principal
Amount Bank Loans (11.8%)
a
Value
Capital Goods (2.5%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 664,875
5.622%,  (LIBOR 1M +
3.250%), 2/5/2026
b
$ 643,546
RLG Holdings, LLC, Term Loan
498,759
6.622%,  (LIBOR 1M +
4.250%), 7/8/2028
b
474,654
Smyrna Ready Mix Concrete, LLC,
Term Loan
790,000
6.677%,  (TSFR1M +
4.250%), 4/1/2029
b,c
758,400
TricorBraun Holdings, Inc., Term
Loan
2,010,305
5.622%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,901,528
Venga Finance SARL, Term Loan
736,000
6.713%,  (LIBOR 2M +
4.750%), 7/1/2029
b,c
678,960
Waterlogic USA Holdings, Inc.,
Term Loan
496,250
7.122%,  (LIBOR 1M +
4.750%), 8/12/2028
b
486,945
Total 17,160,432
Communications Services (1.9%)
Cengage Learning, Inc., Term
Loan
560,762
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
512,862
CMG Media Corporation, Term
Loan
2,102,975
5.872%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,969,962
CommScope, Inc., Term Loan
2,402,075
5.622%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
2,257,951
DIRECTV Financing, LLC, Term
Loan
1,930,275
7.372%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,818,474
Metronet Systems Holdings, LLC,
Term Loan
1,028,539
5.695%,  (LIBOR 1M +
3.750%), 6/2/2028
b
978,583
NEP Group, Inc., Term Loan
2,028,577
5.622%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,904,326
256,000
9.372%,  (LIBOR 1M +
7.000%), 10/19/2026
b
234,401
ORBCOMM, Inc., Term Loan
456,550
6.622%,  (LIBOR 1M +
4.250%), 9/1/2028
b
425,354
Sharp Midco, LLC, Term Loan
254,363
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
242,916
Voyage Australia, Pty. Ltd., Term
Loan
923,025
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
883,796
Xplornet Communications, Inc.,
Term Loan
972,650
6.372%,  (LIBOR 1M +
4.000%), 10/1/2028
b
860,970

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.8%)
a
Value
Communications Services (1.9%) - continued
$ 860,000
9.372%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
$ 754,650
Total 12,844,245
Consumer Cyclical (1.1%)
Adient US, LLC, Term Loan
490,050
5.622%,  (LIBOR 1M +
3.250%), 4/8/2028
b
473,971
AI Aqua Merger Sub, Inc., Term
Loan
545,625
5.436%,  (TSFR1M +
3.750%), 7/30/2028
b
514,252
Allen Media, LLC, Term Loan
469,813
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
410,616
American Trailer World
Corporation, Term Loan
885,528
6.177%,  (LIBOR 1M +
3.750%), 3/3/2028
b
764,263
Great Canadian Gaming
Corporation, Term Loan
305,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
295,088
PetSmart, LLC, Term Loan
2,549,250
6.120%,  (LIBOR 1M +
3.750%), 2/12/2028
b
2,452,582
Secure Acquisition, Inc., Delayed
Draw
99,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
92,565
Secure Acquisition, Inc., Term
Loan
663,337
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
620,221
Staples, Inc., Term Loan
505,037
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
463,089
1,048,685
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
905,256
Voyage Digital NZ/US, Term Loan
847,000
5.774%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
825,825
Total 7,817,728
Consumer Non-Cyclical (2.3%)
Alltech, Inc., Term Loan
801,970
6.372%,  (LIBOR 1M +
4.000%), 10/15/2028
b
756,859
Bausch Health Companies, Inc.,
Term Loan
1,323,000
7.174%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
1,109,666
Blue Ribbon, LLC, Term Loan
1,193,500
7.713%,  (LIBOR 1M +
6.000%), 5/7/2028
b
1,077,886
Chobani, LLC, Term Loan
805,650
5.872%,  (LIBOR 1M +
3.500%), 10/23/2027
b
750,262
City Brewing Company, LLC, Term
Loan
1,217,019
5.298%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,054,754
Principal
Amount Bank Loans (11.8%)
a
Value
Consumer Non-Cyclical (2.3%) - continued
CNT Holdings I Corporation, Term
Loan
$ 1,046,750
5.372%,  (LIBOR 1M +
3.500%), 11/8/2027
b
$ 1,011,747
295,000
7.500%,  (LIBOR 1M +
6.750%), 11/6/2028
b
280,987
Del Monte Foods, Inc., Term Loan
318,000
6.451%,  (SOFRRATE +
4.250%), 5/16/2029
b,c
305,280
Gainwell Acquisition Corporation,
Term Loan
1,807,068
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,749,838
Global Medical Response, Inc.,
Term Loan
472,761
6.622%,  (LIBOR 1M +
4.250%), 3/14/2025
b
450,796
4,341,939
5.963%,  (LIBOR 1M +
4.250%), 10/2/2025
b
4,139,779
Herens US Holdco Corporation,
Term Loan
826,676
6.250%,  (LIBOR 3M +
4.000%), 7/3/2028
b
715,488
Mamba Purchaser, Inc., Term Loan
170,000
8.662%,  (LIBOR 1M +
6.500%), 10/14/2029
b
162,775
Packaging Coordinators Midco,
Inc., Term Loan
729,460
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
700,675
Pegasus Bidco BV, Term Loan
414,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,c,d,e
397,440
Spectrum Group Buyer, Inc., Term
Loan
1,189,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
1,129,550
Total 15,793,782
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
1,110,116
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,080,510
Total 1,080,510
Financials (0.8%)
Asurion, LLC, Term Loan
2,171,925
5.622%,  (LIBOR 1M +
3.250%), 12/23/2026
b
2,037,092
794,938
5.622%,  (LIBOR 1M +
3.250%), 7/31/2027
b
746,049
1,445,000
7.622%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,235,475
710,000
7.622%,  (LIBOR 1M +
5.250%), 1/15/2029
b
606,340
Rinchem Company, LLC, Term
Loan
212,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
199,810
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
318,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
289,380

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.8%)
a
Value
Financials (0.8%) - continued
Tiger Acquisition, LLC, Term Loan
$ 292,050
5.622%,  (LIBOR 1M +
3.250%), 6/1/2028
b
$ 269,927
Total 5,384,073
Technology (1.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,592,280
6.305%,  (LIBOR 1M +
3.500%), 8/21/2026
b
1,449,182
Crown Subsea Communications
Holding, Inc., Term Loan
1,434,452
6.463%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
1,362,729
Gogo Intermediate Holdings, LLC,
Term Loan
1,544,400
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,502,701
Gridiron Fiber Corporation, Term
Loan
510,720
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
480,399
Lummus Technology Holdings V,
LLC, Term Loan
1,047,834
5.872%,  (LIBOR 1M +
3.500%), 6/30/2027
b
984,440
Redstone Holdco 2 LP, Term Loan
930,165
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
784,436
534,379
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
446,543
Zayo Group Holdings, Inc., Term
Loan
1,596,000
6.577%,  (TSFR1M +
4.250%), 6/1/2027
b
1,505,890
Total 8,516,320
Transportation (0.8%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,015,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,966,006
Hertz Corporation, Term Loan
242,550
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
232,470
46,173
5.630%,  (LIBOR 1M +
3.250%), 6/30/2028
b
44,254
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
7.313%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,133,201
United Airlines, Inc., Term Loan
962,813
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
925,022
Total 5,300,953
Utilities (0.6%)
CQP Holdco, LP, Term Loan
2,178,000
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
2,110,547
EnergySolutions, LLC, Term Loan
794,480
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
726,950
Principal
Amount Bank Loans (11.8%)
a
Value
Utilities (0.6%) - continued
GIP III Stetson I, LP, Term Loan
$ 503,835
6.622%,  (LIBOR 1M +
4.250%), 7/18/2025
b
$ 472,975
Osmose Utilities Services, Inc.,
Term Loan
188,575
5.622%,  (LIBOR 1M +
3.250%), 6/22/2028
b
174,983
PG&E Corporation, Term Loan
901,803
5.375%,  (LIBOR 1M +
3.000%), 6/23/2025
b
869,392
Total 4,354,847
Total Bank Loans
(cost $85,993,518) 80,920,430
Principal
Amount Long-Term Fixed Income ( 69.1% ) Value
Asset-Backed Securities (7.2%)
510 Asset Backed Trust
500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
464,047
943,888
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
881,146
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
918,932
522 Funding CLO, Ltd.
1,300,000
5.110%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,243,687
Anchorage Capital CLO 16, Ltd.
1,550,000
5.138%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
1,453,531
Anchorage Capital CLO 21, Ltd.
1,500,000
5.110%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,408,656
Ares XL CLO, Ltd.
1,150,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,058,789
Babson CLO, Ltd.
1,825,000
5.610%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,687,543
Barings CLO, Ltd.
1,250,000
5.860%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
1,152,222
Benefit Street Partners CLO II, Ltd.
950,000
4.412%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
909,907
Benefit Street Partners CLO, Ltd.
1,400,000
4.662%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
1,315,048
Business Jet Securities, LLC
1,547,253
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,507,058
CarVal CLO, Ltd.
1,100,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,017,873

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Asset-Backed Securities (7.2%) - continued
College Avenue Student Loans,
LLC
$ 297,969
3.909%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
$ 295,060
Colony American Finance, Ltd.
1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
968,203
Dewolf Park CLO, Ltd.
1,250,000
5.362%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
1,162,224
Dryden 36 Senior Loan Fund
950,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
906,805
Education Funding Trust
802,166
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
764,574
Foundation Finance Trust
13,174
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
13,169
Galaxy XIX CLO, Ltd.
1,675,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
1,554,755
Harley Marine Financing, LLC
1,173,788
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,143,078
Home RE, Ltd.
700,000
5.014%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
687,794
Longfellow Place CLO, Ltd.
1,350,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,300,705
Madison Park Funding XIV, Ltd.
1,250,000
4.159%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
1,209,522
Madison Park Funding XVIII, Ltd.
1,550,000
4.632%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,467,648
Madison Park Funding XXI, Ltd.
1,500,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
1,416,916
Mountain View CLO, Ltd.
1,575,000
5.090%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
1,495,596
Myers Park CLO, Ltd.
1,275,000
4.110%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
1,232,365
Neuberger Berman CLO, Ltd.
1,500,000
5.512%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,375,553
Principal
Amount Long-Term Fixed Income (69.1%) Value
Asset-Backed Securities (7.2%) - continued
OCP CLO, Ltd.
$ 1,625,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
$ 1,519,505
OZLM IX, Ltd.
2,000,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
1,923,540
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
1,063,447
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,148,761
ROC Securities Trust Series
525,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
480,086
Saxon Asset Securities Trust
335,414
3.420%,  8/25/2035, Ser.
2004-2, Class MF2
b
296,274
Sculptor CLO, Ltd.
1,500,000
5.110%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
1,406,652
Shackleton CLO, Ltd.
930,000
4.910%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
869,320
Sound Point CLO XXI, Ltd.
2,200,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
2,107,125
Sound Point CLO, Ltd.
1,550,000
4.960%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
1,418,332
Stratus CLO, Ltd.
1,700,000
5.210%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
1,547,432
TCI-Flatiron CLO, Ltd.
1,400,000
4.581%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
1,335,732
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
284,951
Whitebox CLO III, Ltd.
1,500,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,402,236
Wind River CLO, Ltd.
750,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
711,273
Total 49,527,072
Basic Materials (1.8%)
Alcoa Nederland Holding BV
680,000 5.500%,  12/15/2027
f
671,305
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
187,704

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Basic Materials (1.8%) - continued
Avient Corporation
$ 169,000 7.125%,  8/1/2030
e,f
$ 174,141
Chemours Company
585,000 5.750%,  11/15/2028
f
557,499
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027 423,003
380,000 4.625%,  3/1/2029
f,h
354,677
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
f
657,503
Ecolab, Inc.
194,000 2.125%,  2/1/2032 170,611
EverArc Escrow Sarl
404,000 5.000%,  10/30/2029
f
354,999
First Quantum Minerals, Ltd.
850,000 6.875%,  10/15/2027
f
809,625
Freeport-McMoRan, Inc.
425,000 4.625%,  8/1/2030 407,745
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
f
213,367
Hecla Mining Company
190,000 7.250%,  2/15/2028 187,162
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
f
384,671
Ingevity Corporation
785,000 3.875%,  11/1/2028
f
696,538
LYB International Finance III, LLC
203,000 1.250%,  10/1/2025 186,149
Mercer International, Inc.
455,000 5.125%,  2/1/2029 425,994
Methanex Corporation
553,000 4.250%,  12/1/2024 532,954
Mosaic Company
64,000 3.250%,  11/15/2022 64,001
261,000 4.050%,  11/15/2027 261,222
Novelis Corporation
315,000 3.250%,  11/15/2026
f
293,126
140,000 4.750%,  1/30/2030
f
129,505
175,000 3.875%,  8/15/2031
f
149,625
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 293,547
OCI NV
309,000 4.625%,  10/15/2025
f
298,185
Olin Corporation
675,000 5.125%,  9/15/2027 649,283
20,000 5.625%,  8/1/2029 19,200
SCIL USA Holdings, LLC
507,000 5.375%,  11/1/2026
f,h
424,138
SPCM SA
462,000 3.375%,  3/15/2030
f
371,785
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
f
468,350
Taseko Mines, Ltd.
358,000 7.000%,  2/15/2026
f
285,770
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
f
354,294
United States Steel Corporation
793,000 6.875%,  3/1/2029
h
761,613
Westlake Corporation
148,000 3.600%,  8/15/2026 146,131
Total 12,365,422
Principal
Amount Long-Term Fixed Income (69.1%) Value
Capital Goods (2.9%)
Advanced Drainage Systems, Inc.
$ 450,000 6.375%,  6/15/2030
f
$ 453,449
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
f
436,855
50,000 4.625%,  5/15/2030
f
44,550
ARD Finance SA
159,000 6.500%,  6/30/2027
f
120,328
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
700,000 5.250%,  8/15/2027
f
532,461
39,000 5.250%,  8/15/2027
f
29,666
Boeing Company
316,000 4.875%,  5/1/2025 320,696
206,000 2.196%,  2/4/2026 191,817
220,000 3.250%,  3/1/2028 204,532
294,000 5.150%,  5/1/2030 296,771
Bombardier, Inc.
448,000 7.125%,  6/15/2026
f
415,923
490,000 7.875%,  4/15/2027
f,h
453,250
380,000 6.000%,  2/15/2028
f
327,864
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
f
263,946
Carrier Global Corporation
252,000 2.722%,  2/15/2030 226,387
Caterpillar Financial Services
Corporation
208,000 3.400%,  5/13/2025 209,095
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
f
67,651
134,000 8.750%,  4/15/2030
f
127,805
CNH Industrial Capital, LLC
82,000 1.950%,  7/2/2023 80,362
Cornerstone Building Brands, Inc.
345,000 6.125%,  1/15/2029
f
231,150
Covert Mergeco, Inc.
260,000 4.875%,  12/1/2029
f
231,590
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
f,h
334,688
General Electric Company
430,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
b,i
400,975
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
f
317,567
709,000 3.500%,  9/1/2028
f
641,645
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
f
706,145
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
f
462,491
Howmet Aerospace, Inc.
223,000 6.875%,  5/1/2025 234,708
708,000 3.000%,  1/15/2029 635,218
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 213,034
JELD-WEN, Inc.
190,000 4.625%,  12/15/2025
f
175,275
John Deere Capital Corporation
280,000 2.800%,  7/18/2029 267,429
138,000 3.900%,  6/7/2032 142,203
KBR, Inc., Convertible
205,000 2.500%,  11/1/2023 434,088

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Capital Goods (2.9%) - continued
Mauser Packaging Solutions
Holding Company
$ 320,000 5.500%,  4/15/2024
f
$ 316,517
600,000 7.250%,  4/15/2025
f
550,218
Meritage Homes Corporation
220,000 3.875%,  4/15/2029
f
193,823
Meritor, Inc.
315,000 4.500%,  12/15/2028
f
312,638
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
f
169,252
Nesco Holdings II, Inc.
265,000 5.500%,  4/15/2029
f
229,888
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
f
540,950
OI European Group BV
554,000 4.750%,  2/15/2030
f
464,654
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 158,451
Owens-Brockway Glass Container,
Inc.
425,000 5.875%,  8/15/2023
f
425,000
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
f
318,600
Parker-Hannifin Corporation
138,000 2.700%,  6/14/2024 135,926
Patrick Industries, Inc., Convertible
178,000 1.000%,  2/1/2023 175,799
38,000 1.750%,  12/1/2028
f
32,395
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
f
434,569
Raytheon Technologies
Corporation
307,000 4.125%,  11/16/2028 311,480
Republic Services, Inc.
124,000 3.950%,  5/15/2028 124,594
SRM Escrow Issuer, LLC
890,000 6.000%,  11/1/2028
f
825,822
Sunpower Corporation,
Convertible
63,000 4.000%,  1/15/2023 67,631
Textron, Inc.
221,000 3.650%,  3/15/2027 216,436
Titan Acquisition, Ltd.
190,000 7.750%,  4/15/2026
f
170,050
TransDigm, Inc.
515,000 6.250%,  3/15/2026
f
517,477
1,390,000 5.500%,  11/15/2027 1,312,146
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 608,987
310,000 4.000%,  7/15/2030 285,200
Victors Merger Corporation
237,000 6.375%,  5/15/2029
f
132,928
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 65,076
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
171,125
WESCO Distribution, Inc.
655,000 7.250%,  6/15/2028
f
678,587
Total 20,177,833
Principal
Amount Long-Term Fixed Income (69.1%) Value
Collateralized Mortgage Obligations (5.5%)
Arroyo Mortgage Trust
$ 1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
$ 1,370,570
Banc of America Alternative Loan
Trust
915,195
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 824,026
Banc of America Mortgage
Securities Trust
305,679
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
285,290
161,330
2.771%,  9/25/2035, Ser.
2005-H, Class 2A1
b
145,163
Business Jet Securities, LLC
346,586
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
322,075
CHL Mortgage Pass-Through Trust
215,818
2.902%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
213,406
216,125
6.000%,  4/25/2037, Ser.
2007-3, Class A18 126,276
144,083
6.000%,  4/25/2037, Ser.
2007-3, Class A33 84,184
680,780
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 421,455
CHNGE Mortgage Trust
1,073,368
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,020,392
937,687
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
918,618
Citigroup Mortgage Loan Trust,
Inc.
1,085,411
2.996%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
965,969
Countrywide Alternative Loan Trust
317,250
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 285,188
458,363
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 367,488
402,681
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 316,081
120,382
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 103,257
184,894
7.000%,  10/25/2037, Ser.
2007-24, Class A10 79,730
Countrywide Home Loan
Mortgage Pass Through Trust
229,755
2.487%,  11/25/2035, Ser.
2005-22, Class 2A1
b
204,896
Credit Suisse Mortgage Trust
331,142
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
293,600
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
594,337
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 560,770
Federal Home Loan Mortgage
Corporation
1,354,854
3.500%,  8/15/2035, Ser.
345, Class C8
j
153,030
Federal Home Loan Mortgage
Corporation - REMIC
13,435,392
1.500%,  12/25/2050, Ser.
5107, Class IO
j
1,232,212

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Collateralized Mortgage Obligations (5.5%) -
continued
$ 897,570
3.000%,  5/15/2027, Ser.
4046, Class GI
j
$ 38,223
786,312
3.000%,  7/15/2027, Ser.
4084, Class NI
j
37,896
1,284,725
3.500%,  10/15/2032, Ser.
4119, Class KI
j
142,575
1,820,601
3.000%,  4/15/2033, Ser.
4203, Class DI
j
117,159
Federal National Mortgage
Association - REMIC
685,463
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
29,903
1,064,316
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
41,680
1,643,371
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
60,428
2,573,534
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
136,333
1,452,252
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
61,627
719,903
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
31,949
1,844,454
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
78,662
575,628
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
28,508
2,813,598
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
116,473
1,144,440
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
55,080
1,429,287
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
56,862
1,073,847
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
103,782
First Horizon Alternative Mortgage
Securities Trust
160,366
3.319%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
148,988
Flagstar Mortgage Trust
1,146,918
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,f
1,025,027
930,371
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
859,735
FWD Securitization Trust
497,780
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
485,050
Genworth Mortgage Insurance
Corporation
1,250,000
3.414%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
1,235,316
GMAC Mortgage Corporation
Loan Trust
136,941
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
127,037
69,077
2.759%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
35,330
19,414
3.124%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
17,945
Home Equity Asset Trust
726,945
3.579%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
703,135
Principal
Amount Long-Term Fixed Income (69.1%) Value
Collateralized Mortgage Obligations (5.5%) -
continued
IndyMac IMJA Mortgage Loan
Trust
$ 280,326
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 $ 146,644
IndyMac INDA Mortgage Loan
Trust
1,806,221
3.362%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,529,114
J.P. Morgan Alternative Loan Trust
400,128
3.161%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
393,281
J.P. Morgan Mortgage Trust
506,442
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
426,774
228,089
2.568%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
219,201
Legacy Mortgage Asset Trust
927,571
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
906,846
LHOME Mortgage Trust
1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
1,434,912
Long Beach Mortgage Loan Trust
930,618
3.759%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
896,821
Merrill Lynch Alternative Note
Asset Trust
275,554
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 138,352
New York Mortgage Trust
363,225
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
351,949
Oaktown Re III, Ltd.
103,337
3.659%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,f
103,296
Oaktown Re VII, Ltd.
600,000
3.114%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
585,475
Palmer Square Loan Funding, Ltd.
800,000
2.878%,  (LIBOR 3M +
1.400%), 5/20/2029, Ser.
2021-2A, Class B
b,f
746,998
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
713,024
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
796,561
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
817,148
Residential Accredit Loans, Inc.
Trust
355,608
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 316,171
180,846
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 156,113
217,435
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 194,265

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Collateralized Mortgage Obligations (5.5%) -
continued
Residential Asset Securitization
Trust
$ 994,880
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 $ 966,744
Residential Funding Mortgage
Security I Trust
236,540
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 200,144
Sequoia Mortgage Trust
229,375
3.088%,  9/20/2046, Ser.
2007-1, Class 4A1
b
165,139
Starwood Mortgage Residential
Trust
617,770
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
616,785
Structured Adjustable Rate
Mortgage Loan Trust
124,041
3.677%,  7/25/2035, Ser.
2005-15, Class 4A1
b
108,736
Toorak Mortgage Corporation, Ltd.
1,073,689
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
1,068,208
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,097,929
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,414,198
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,350,174
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
214,481
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,052,453
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
231,907
Verus Securitization Trust
1,575,484
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
1,357,493
946,362
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
840,570
Washington Mutual Mortgage
Pass-Through Certificates
367,886
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 327,404
Total 37,953,689
Commercial Mortgage-Backed Securities (1.0%)
BANK 2021-BNK36
600,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 535,310
BANK 2021-BNK37
1,300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
1,171,499
BANK 2022-BNK39
13,488,222
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
425,723
1,125,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,040,090
Barclays Commercial Mortgage
Securities, LLC
750,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
734,824
Principal
Amount Long-Term Fixed Income (69.1%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
BBCMS Mortgage Trust
$ 5,451,426
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
$ 260,989
1,500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
1,386,589
550,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 498,090
BFLD Trust
1,100,000
3.699%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
1,058,605
Total 7,111,719
Communications Services (4.6%)
Altice France SA
205,000 8.125%,  2/1/2027
f
202,431
255,000 5.500%,  1/15/2028
f
224,841
998,000 5.500%,  10/15/2029
f
858,350
AMC Networks, Inc.
349,000 4.750%,  8/1/2025 335,040
American Tower Corporation
184,000 3.375%,  5/15/2024 182,433
247,000 4.400%,  2/15/2026 248,502
144,000 1.450%,  9/15/2026 128,770
192,000 3.800%,  8/15/2029 183,614
AT&T, Inc.
433,000 4.300%,  2/15/2030 433,677
Cable One, Inc., Convertible
324,000 1.125%,  3/15/2028 278,640
CCO Holdings, LLC
250,000 5.500%,  5/1/2026
f
251,822
515,000 5.125%,  5/1/2027
f
504,417
1,090,000 4.750%,  3/1/2030
f
991,900
383,000 4.750%,  2/1/2032
f
338,237
417,000 4.250%,  1/15/2034
f
344,457
Cengage Learning, Inc.
528,000 9.500%,  6/15/2024
f,h
499,307
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 198,284
223,000 4.908%,  7/23/2025 225,991
221,000 5.050%,  3/30/2029 220,000
Clear Channel Worldwide
Holdings, Inc.
406,000 5.125%,  8/15/2027
f
375,477
399,000 7.750%,  4/15/2028
f
320,924
Comcast Corporation
147,000 2.350%,  1/15/2027 140,747
321,000 3.400%,  4/1/2030 312,473
Consolidated Communications,
Inc.
411,000 5.000%,  10/1/2028
f
324,718
Crown Castle International
Corporation
205,000 2.900%,  3/15/2027 194,522
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
f
294,500
455,000 6.500%,  2/1/2029
f
439,803
980,000 4.125%,  12/1/2030
f
833,431
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
f
125,710

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Communications Services (4.6%) - continued
DIRECTV Holdings, LLC
$ 646,000 5.875%,  8/15/2027
f
$ 601,807
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 121,631
DISH DBS Corporation
247,000 5.250%,  12/1/2026
f
213,655
170,000 7.375%,  7/1/2028 121,171
326,000 5.750%,  12/1/2028
f
264,468
Entercom Media Corporation
623,000 6.500%,  5/1/2027
f
308,385
Frontier Communications
Corporation
201,000 6.750%,  5/1/2029
f
178,890
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
f
544,782
125,000 8.750%,  5/15/2030
f
132,736
GCI, LLC
625,000 4.750%,  10/15/2028
f
569,625
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
f
882,500
Gray Television, Inc.
425,000 4.750%,  10/15/2030
f
365,376
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 214,225
iHeartCommunications, Inc.
470,000 4.750%,  1/15/2028
f
422,236
Iliad Holding SASU
451,000 6.500%,  10/15/2026
f
432,892
LCPR Senior Secured Financing
DAC
373,000 6.750%,  10/15/2027
f
362,102
Level 3 Financing, Inc.
455,000 4.625%,  9/15/2027
f
415,888
920,000 4.250%,  7/1/2028
f
802,655
Magallanes, Inc.
134,000 3.638%,  3/15/2025
f
131,185
208,000 4.054%,  3/15/2029
f
197,965
138,000 4.279%,  3/15/2032
f
128,791
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
f
231,374
Netflix, Inc.
164,000 5.875%,  2/15/2025 169,741
330,000 4.875%,  4/15/2028 327,650
289,000 5.875%,  11/15/2028 299,809
Nexstar Escrow Corporation
260,000 5.625%,  7/15/2027
f
260,725
NTT Finance Corporation
200,000 4.142%,  7/26/2024
f
202,021
177,000 1.162%,  4/3/2026
f
161,880
Omnicom Group, Inc.
220,000 4.200%,  6/1/2030 216,410
Paramount Global
175,000 6.375%,  3/30/2062
b
165,294
122,000 4.750%,  5/15/2025 123,928
Radiate Holdco, LLC
250,000 6.500%,  9/15/2028
f
198,368
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
b,f
114,546
144,000 3.200%,  3/15/2027
f
140,736
S&P Global, Inc.
138,000 2.900%,  3/1/2032
f
127,963
Principal
Amount Long-Term Fixed Income (69.1%) Value
Communications Services (4.6%) - continued
Scripps Escrow II, Inc.
$ 188,000 3.875%,  1/15/2029
f
$ 168,660
205,000 5.375%,  1/15/2031
f
171,688
Scripps Escrow, Inc.
335,000 5.875%,  7/15/2027
f
320,927
Sinclair Television Group, Inc.
695,000 5.500%,  3/1/2030
f
554,917
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
530,597
485,000 4.000%,  7/15/2028
f
450,565
100,000 4.125%,  7/1/2030
f
90,285
Sprint Capital Corporation
903,000 6.875%,  11/15/2028 1,013,618
710,000 8.750%,  3/15/2032 919,450
Sprint Corporation
1,545,000 7.625%,  2/15/2025 1,649,056
TEGNA, Inc.
708,000 4.625%,  3/15/2028 691,521
Telesat Canada
235,000 4.875%,  6/1/2027
f
138,356
90,000 6.500%,  10/15/2027
f
37,337
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 173,947
247,000 3.875%,  4/15/2030 237,596
85,000 2.875%,  2/15/2031 75,225
Twitter, Inc.
106,000 3.875%,  12/15/2027
f
100,859
Twitter, Inc., Convertible
414,000 Zero Coupon,  3/15/2026 381,501
United States Cellular Corporation
415,000 6.700%,  12/15/2033 412,375
Uniti Fiber Holdings, Inc.,
Convertible
74,000 4.000%,  6/15/2024
f
79,828
Uniti Group, LP
130,000 4.750%,  4/15/2028
f
114,416
Univision Communications, Inc.
674,000 6.625%,  6/1/2027
f
675,685
VeriSign, Inc.
290,000 4.750%,  7/15/2027 288,177
Verizon Communications, Inc.
247,000 2.100%,  3/22/2028 225,943
221,000 3.150%,  3/22/2030 208,589
148,000 2.550%,  3/21/2031 131,509
296,000 2.355%,  3/15/2032 255,650
Viasat, Inc.
125,000 6.500%,  7/15/2028
f
93,000
Vodafone Group plc
164,000 7.000%,  4/4/2079
b
172,405
VTR Finance NV
310,000 6.375%,  7/15/2028
f
187,036
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
f
604,647
Walt Disney Company
123,000 3.800%,  3/22/2030 123,472
Zayo Group Holdings, Inc.
285,000 4.000%,  3/1/2027
f
249,449
Total 31,694,714
Consumer Cyclical (5.7%)
1011778 B.C., ULC
700,000 4.375%,  1/15/2028
f
648,767

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Consumer Cyclical (5.7%) - continued
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 436,000 10.500%,  2/15/2028
f
$ 212,829
Allied Universal Holdco, LLC
215,000 6.625%,  7/15/2026
f
208,329
765,000 4.625%,  6/1/2028
f
679,243
380,000 6.000%,  6/1/2029
f
292,125
Allison Transmission, Inc.
95,000 4.750%,  10/1/2027
f
90,279
660,000 3.750%,  1/30/2031
f
570,068
Amazon.com, Inc.
278,000 3.300%,  4/13/2027 279,869
292,000 1.650%,  5/12/2028 267,227
147,000 1.500%,  6/3/2030 127,880
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027
h
710,400
Arko Corporation
310,000 5.125%,  11/15/2029
f
260,425
Ashton Woods USA, LLC
280,000 4.625%,  8/1/2029
f
217,040
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 121,352
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 12,992
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
f
395,699
Boyne USA, Inc.
330,000 4.750%,  5/15/2029
f
308,963
Brookfield Property REIT, Inc.
268,000 5.750%,  5/15/2026
f
261,356
Brookfield Residential Properties,
Inc.
690,000 6.250%,  9/15/2027
f
619,931
Burlington Stores, Inc., Convertible
187,000 2.250%,  4/15/2025 191,675
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
f
684,285
240,000 8.125%,  7/1/2027
f
240,000
481,000 4.625%,  10/15/2029
f,h
407,792
Callaway Golf Company,
Convertible
98,000 2.750%,  5/1/2026 143,938
Carnival Corporation
544,000 7.625%,  3/1/2026
f
467,979
700,000 5.750%,  3/1/2027
f
561,089
Cedar Fair, LP
670,000 5.250%,  7/15/2029 640,832
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
251,224
Cinemark USA, Inc.
544,000 5.875%,  3/15/2026
f
522,240
Clarios Global, LP
185,000 8.500%,  5/15/2027
f
186,717
Cushman & Wakefield US
Borrower, LLC
245,000 6.750%,  5/15/2028
f
242,454
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 65,404
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
f
203,760
Principal
Amount Long-Term Fixed Income (69.1%) Value
Consumer Cyclical (5.7%) - continued
Dana, Inc.
$ 540,000 5.625%,  6/15/2028 $ 502,624
Darden Restaurants, Inc.
190,000 3.850%,  5/1/2027 187,160
Dick's Sporting Goods, Inc.,
Convertible
54,000 3.250%,  4/15/2025 157,815
Empire Communities Corporation
338,000 7.000%,  12/15/2025
f
294,905
Expedia Group, Inc.
226,000 4.625%,  8/1/2027 222,080
220,000 3.250%,  2/15/2030 190,000
Expedia Group, Inc., Convertible
48,000 Zero Coupon,  2/15/2026 43,586
Ford Motor Company
285,000 3.250%,  2/12/2032 237,975
Ford Motor Company, Convertible
391,000 Zero Coupon,  3/15/2026 416,415
Ford Motor Credit Company, LLC
740,000 4.063%,  11/1/2024 727,975
537,000 2.300%,  2/10/2025 503,289
715,000 4.134%,  8/4/2025 705,169
1,454,000 2.700%,  8/10/2026 1,321,323
255,000 2.900%,  2/10/2029 214,246
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
f
300,529
General Motors Company
143,000 6.125%,  10/1/2025 150,328
221,000 6.800%,  10/1/2027 239,000
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 244,486
124,000 1.200%,  10/15/2024 115,989
199,000 2.900%,  2/26/2025 193,297
135,000 2.750%,  6/20/2025 129,080
150,000 5.700%,  9/30/2030
b,i
142,125
Goodyear Tire & Rubber Company
315,000 5.000%,  7/15/2029
h
287,280
195,000 5.250%,  7/15/2031 169,562
Guitar Center Escrow Issuer II, Inc.
144,000 8.500%,  1/15/2026
f
132,173
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
f
403,934
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
f
440,000
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 883,838
196,000 3.625%,  2/15/2032
f
169,050
Hilton Grand Vacations Borrower
Escrow, LLC
600,000 5.000%,  6/1/2029
f
530,895
Home Depot, Inc.
208,000 3.250%,  4/15/2032 202,683
Hyundai Capital America
119,000 1.800%,  10/15/2025
f
109,096
221,000 3.000%,  2/10/2027
f,h
206,270
147,000 2.100%,  9/15/2028
f
125,512
International Game Technology plc
545,000 5.250%,  1/15/2029
f
526,293
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
f
222,256

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Consumer Cyclical (5.7%) - continued
KB Home
$ 395,000 4.800%,  11/15/2029 $ 355,342
Kohl's Corporation
131,000 3.375%,  5/1/2031 98,700
L Brands, Inc.
880,000 6.625%,  10/1/2030
f
839,750
100,000 6.875%,  11/1/2035 91,663
Lennar Corporation
201,000 4.875%,  12/15/2023 202,877
67,000 5.875%,  11/15/2024 69,076
138,000 4.750%,  5/30/2025 139,132
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 222,583
257,000 4.500%,  4/15/2030 262,802
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
f
368,880
142,000 6.125%,  3/15/2032
f
119,397
Magic MergerCo, Inc.
320,000 5.250%,  5/1/2028
f
266,400
Marriott International, Inc.
303,000 3.750%,  10/1/2025 299,899
220,000 4.625%,  6/15/2030 215,283
Mastercard, Inc.
137,000 2.000%,  11/18/2031 120,989
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
f
327,517
McDonald's Corporation
181,000 3.800%,  4/1/2028 182,096
MGM Resorts International
385,000 6.000%,  3/15/2023 388,317
650,000 5.750%,  6/15/2025 642,265
NCL Corporation, Ltd.
499,000 3.625%,  12/15/2024
f
429,140
200,000 5.875%,  2/15/2027
f
183,800
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
f
176,421
O'Reilly Automotive, Inc.
198,000 3.900%,  6/1/2029 193,820
Penn National Gaming, Inc.
605,000 4.125%,  7/1/2029
f
503,481
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
f
654,796
385,000 7.750%,  2/15/2029
f
370,647
Procter & Gamble Company
122,000 1.200%,  10/29/2030 103,712
Realogy Group, LLC
570,000 5.750%,  1/15/2029
f
465,485
Rite Aid Corporation
176,000 7.500%,  7/1/2025
f
153,009
Royal Caribbean Cruises, Ltd.
760,000 9.125%,  6/15/2023
f
771,484
203,000 11.500%,  6/1/2025
f
217,452
476,000 4.250%,  7/1/2026
f
373,636
Scientific Games International, Inc.
650,000 7.250%,  11/15/2029
f
661,375
SeaWorld Parks and
Entertainment, Inc.
194,000 5.250%,  8/15/2029
f
173,921
Six Flags Theme Parks, Inc.
161,000 7.000%,  7/1/2025
f
165,574
Staples, Inc.
380,000 7.500%,  4/15/2026
f
336,300
Principal
Amount Long-Term Fixed Income (69.1%) Value
Consumer Cyclical (5.7%) - continued
$ 344,000 10.750%,  4/15/2027
f
$ 255,730
Station Casinos, LLC
383,000 4.625%,  12/1/2031
f
334,275
Take-Two Interactive Software, Inc.
279,000 3.300%,  3/28/2024 277,345
Tapestry, Inc.
150,000 3.050%,  3/15/2032 125,559
Target Corporation
147,000 2.350%,  2/15/2030 134,821
Tenneco, Inc.
550,000 5.000%,  7/15/2026
h
540,375
Toll Brothers Finance Corporation
220,000 4.350%,  2/15/2028 208,224
Toyota Motor Credit Corporation
197,000 1.900%,  4/6/2028 179,971
187,000 4.450%,  6/29/2029 194,723
Travel + Leisure Company
435,000 6.625%,  7/31/2026
f
442,402
Uber Technologies, Inc.
470,000 6.250%,  1/15/2028
f,h
462,259
Vail Resorts, Inc., Convertible
62,000 Zero Coupon,  1/1/2026 56,381
VICI Properties, LP/VICI Note
Company, Inc.
190,000 4.500%,  9/1/2026
f
181,338
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
f
276,259
68,000 3.350%,  5/13/2025
f
66,597
Wabash National Corporation
500,000 4.500%,  10/15/2028
f
411,575
Wyndham Hotels & Resorts, Inc.
245,000 4.375%,  8/15/2028
f
225,083
Yum! Brands, Inc.
665,000 4.750%,  1/15/2030
f
646,646
ZF North America Capital, Inc.
350,000 4.750%,  4/29/2025
f
333,160
Total 39,242,145
Consumer Non-Cyclical (5.5%)
AbbVie, Inc.
126,000 2.800%,  3/15/2023 125,307
555,000 3.600%,  5/14/2025 555,094
Albertson's Companies, Inc.
664,000 3.500%,  3/15/2029
f
581,445
Altria Group, Inc.
182,000 4.400%,  2/14/2026 183,916
147,000 4.800%,  2/14/2029 146,062
Anheuser-Busch InBev Worldwide,
Inc.
278,000 4.000%,  4/13/2028 284,366
295,000 4.750%,  1/23/2029 310,579
Aramark Services, Inc.
90,000 6.375%,  5/1/2025
f
90,166
633,000 5.000%,  2/1/2028
f
618,441
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 274,126
AstraZeneca plc
297,000 0.700%,  4/8/2026 269,852
Avantor Funding, Inc.
658,000 4.625%,  7/15/2028
f
633,470
BAT Capital Corporation
178,000 3.222%,  8/15/2024 174,681

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Consumer Non-Cyclical (5.5%) - continued
BAT International Finance plc
$ 135,000 1.668%,  3/25/2026 $ 122,036
Bausch Health Companies, Inc.
186,000 5.500%,  11/1/2025
f
165,540
318,000 9.000%,  12/15/2025
f
230,550
2,349,000 5.000%,  1/30/2028
f
1,250,842
404,000 4.875%,  6/1/2028
f
321,685
Baxter International, Inc.
150,000 2.539%,  2/1/2032 130,217
Becton, Dickinson and Company
221,000 2.823%,  5/20/2030 201,618
BioMarin Pharmaceutical, Inc.,
Convertible
300,000 1.250%,  5/15/2027 301,318
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 195,944
Boston Scientific Corporation
79,000 3.450%,  3/1/2024 79,117
Bristol-Myers Squibb Company
205,000 2.950%,  3/15/2032 197,007
Bunge, Ltd. Finance Corporation
292,000 2.750%,  5/14/2031 251,715
Cargill, Inc.
211,000 3.625%,  4/22/2027
f
211,199
145,000 2.125%,  11/10/2031
f
126,343
Centene Corporation
1,010,000 4.250%,  12/15/2027 992,338
189,000 4.625%,  12/15/2029 186,401
939,000 3.000%,  10/15/2030 838,095
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 489,812
Chobani, LLC/Chobani Finance
Corporation, Inc.
484,000 4.625%,  11/15/2028
f
436,331
Community Health Systems, Inc.
555,000 5.625%,  3/15/2027
f
493,256
117,000 8.000%,  12/15/2027
f
111,150
260,000 6.000%,  1/15/2029
f
226,850
625,000 6.875%,  4/15/2029
f,h
346,875
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 118,711
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 275,004
Coty, Inc.
391,000 5.000%,  4/15/2026
f
384,001
CVS Health Corporation
117,000 4.100%,  3/25/2025 118,650
115,000 4.300%,  3/25/2028 116,896
DaVita, Inc.
320,000 4.625%,  6/1/2030
f
262,400
Diageo Capital plc
121,000 1.375%,  9/29/2025 113,893
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
f
333,387
Elevance Health, Inc.
220,000 2.550%,  3/15/2031 197,375
Embecta Corporation
155,000 6.750%,  2/15/2030
f
142,367
Encompass Health Corporation
860,000 4.500%,  2/1/2028 795,672
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
f
89,188
435,000 4.375%,  3/31/2029
f
359,240
Principal
Amount Long-Term Fixed Income (69.1%) Value
Consumer Non-Cyclical (5.5%) - continued
Estee Lauder Companies, Inc.
$ 123,000 1.950%,  3/15/2031 $ 107,589
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 213,685
HCA, Inc.
820,000 5.375%,  2/1/2025 836,422
299,000 5.875%,  2/1/2029 312,909
HFC Prestige Products, Inc.
468,000 4.750%,  1/15/2029
f
424,808
HLF Financing SARL, LLC
1,016,000 4.875%,  6/1/2029
f
750,379
Humana, Inc.
146,000 2.150%,  2/3/2032 123,876
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
f
122,773
Ionis Pharmaceuticals, Inc.,
Convertible
64,000 0.125%,  12/15/2024 56,352
Jazz Investments I, Ltd.,
Convertible
288,000 2.000%,  6/15/2026 343,423
JBS Finance Luxembourg SARL
248,000 2.500%,  1/15/2027
f
220,439
173,000 3.625%,  1/15/2032
f
144,125
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
81,000 6.500%,  4/15/2029
f
82,289
Johnson & Johnson
224,000 4.375%,  12/5/2033 241,178
Kraft Heinz Foods Company
352,000 3.875%,  5/15/2027 350,015
Kroger Company
124,000 4.500%,  1/15/2029 126,925
Mattel, Inc.
965,000 3.375%,  4/1/2026
f
915,134
McKesson Corporation
136,000 0.900%,  12/3/2025 123,709
178,000 1.300%,  8/15/2026 161,646
Molina Healthcare, Inc.
590,000 4.375%,  6/15/2028
f
567,875
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
f
405,784
419,000 5.250%,  10/1/2029
f
378,671
Mylan, Inc.
127,000 4.200%,  11/29/2023 127,084
Newell Brands, Inc.
374,000 4.450%,  4/1/2026 369,198
Organon & Company
465,000 4.125%,  4/30/2028
f
439,657
Owens & Minor, Inc.
334,000 6.625%,  4/1/2030
f
334,053
Par Pharmaceutical, Inc.
490,000 7.500%,  4/1/2027
f
394,857
PepsiCo, Inc.
291,000 3.600%,  2/18/2028 296,415
278,000 1.950%,  10/21/2031 246,610
Performance Food Group, Inc.
293,000 4.250%,  8/1/2029
f
260,360
Perrigo Finance Unlimited
Company
754,000 4.375%,  3/15/2026 742,057

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Consumer Non-Cyclical (5.5%) - continued
Philip Morris International, Inc.
$ 228,000 1.500%,  5/1/2025 $ 215,749
Pilgrim's Pride Corporation
416,000 3.500%,  3/1/2032
f
351,260
Post Holdings, Inc.
433,000 5.750%,  3/1/2027
f
431,917
184,000 5.625%,  1/15/2028
f
181,240
196,000 5.500%,  12/15/2029
f
185,271
388,000 4.500%,  9/15/2031
f
344,350
Prime Security Services Borrower,
LLC/Prime Finance Inc.
1,320,000 5.750%,  4/15/2026
f
1,341,476
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,f,i
151,866
Roche Holdings, Inc.
200,000 2.076%,  12/13/2031
f
177,638
Royalty Pharma plc
343,000 1.200%,  9/2/2025 315,198
Scotts Miracle-Gro Company
299,000 4.500%,  10/15/2029 255,645
SEG Holding, LLC
670,000 5.625%,  10/15/2028
f
603,034
Simmons Foods, Inc.
801,000 4.625%,  3/1/2029
f
731,281
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
f
300,663
205,000 5.500%,  7/15/2030
f
184,679
Stryker Corporation
244,000 3.650%,  3/7/2028 242,670
Syneos Health, Inc.
505,000 3.625%,  1/15/2029
f
451,985
Sysco Corporation
128,000 5.950%,  4/1/2030 140,912
Takeda Pharmaceutical Company,
Ltd.
297,000 5.000%,  11/26/2028 310,422
Teleflex, Inc.
480,000 4.625%,  11/15/2027 472,066
223,000 4.250%,  6/1/2028
f
210,205
Tenet Healthcare Corporation
152,000 4.625%,  7/15/2024 151,883
334,000 6.250%,  2/1/2027
f
337,898
1,415,000 5.125%,  11/1/2027
f
1,393,775
185,000 6.125%,  10/1/2028
f
180,375
Teva Pharmaceutical Finance
Netherlands III BV
692,000 3.150%,  10/1/2026 624,703
TreeHouse Foods, Inc.
534,000 4.000%,  9/1/2028 464,580
United Natural Foods, Inc.
298,000 6.750%,  10/15/2028
f
299,863
UnitedHealth Group, Inc.
283,000 4.200%,  5/15/2032 295,631
Winnebago Industries, Inc.,
Convertible
131,000 1.500%,  4/1/2025 150,814
Zoetis, Inc.
329,000 3.900%,  8/20/2028 329,367
Total 37,509,241
Energy (4.6%)
Antero Resources Corporation
481,000 5.375%,  3/1/2030
f
472,582
Principal
Amount Long-Term Fixed Income (69.1%) Value
Energy (4.6%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 585,000 6.250%,  4/1/2028
f
$ 529,372
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
268,000 6.625%,  7/15/2026
f
252,117
BP Capital Markets America, Inc.
381,000 4.234%,  11/6/2028 392,145
BP Capital Markets plc
231,000 4.875%,  3/22/2030
b,i
210,006
Buckeye Partners, LP
460,000 3.950%,  12/1/2026 428,168
Callon Petroleum Company
381,000 8.250%,  7/15/2025 381,076
213,000 7.500%,  6/15/2030
f
204,286
Canadian Natural Resources, Ltd.
321,000 2.050%,  7/15/2025 303,115
Cenovus Energy, Inc.
473,000 5.375%,  7/15/2025 491,111
Cheniere Corpus Christi Holdings,
LLC
241,000 5.875%,  3/31/2025 248,030
Cheniere Energy Partners, LP
401,000 4.500%,  10/1/2029 388,503
325,000 3.250%,  1/31/2032 283,562
Cheniere Energy, Inc.
364,000 4.625%,  10/15/2028 354,409
Chesapeake Energy Corporation
698,000 6.750%,  4/15/2029
f
723,023
CNX Resources Corporation
330,000 6.000%,  1/15/2029
f
320,925
CNX Resources Corporation,
Convertible
219,000 2.250%,  5/1/2026 331,237
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
f
232,650
330,000 5.875%,  1/15/2030
f
310,042
Continental Resources, Inc.
220,000 4.375%,  1/15/2028 211,773
144,000 5.750%,  1/15/2031
f
141,985
Coterra Energy, Inc.
225,000 4.375%,  6/1/2024
f
225,035
CrownRock Finance, Inc.
467,000 5.625%,  10/15/2025
f
466,309
Devon Energy Corporation
266,000 4.500%,  1/15/2030 257,811
Diamondback Energy, Inc.
74,000 3.125%,  3/24/2031 66,949
DT Midstream, Inc.
645,000 4.125%,  6/15/2029
f
597,115
130,000 4.375%,  6/15/2031
f
116,675
Enbridge, Inc.
196,000 2.150%,  2/16/2024 191,358
147,000 3.700%,  7/15/2027 144,226
459,000 6.250%,  3/1/2078
b
435,514
Endeavor Energy Resources, LP
445,000 5.750%,  1/30/2028
f
445,685
Energy Transfer, LP
139,000 4.200%,  9/15/2023 139,062
408,000 5.875%,  1/15/2024 416,811
100,000 6.750%,  5/15/2025
b,i
86,970
221,000 3.750%,  5/15/2030 205,253

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Energy (4.6%) - continued
EnLink Midstream Partners, LP
$ 680,000 4.850%,  7/15/2026 $ 672,840
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 149,057
355,000 4.875%,  8/16/2077
b
293,860
EQT Corporation
139,000 6.625%,  2/1/2025 144,730
EQT Corporation, Convertible
143,000 1.750%,  5/1/2026 428,571
Equinor ASA
139,000 2.875%,  4/6/2025 137,613
Ferrellgas, LP
331,000 5.375%,  4/1/2026
f
307,830
Halliburton Company
147,000 2.920%,  3/1/2030 134,750
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
f
749,926
Hess Corporation
82,000 3.500%,  7/15/2024 81,136
Hess Midstream Operations, LP
415,000 5.625%,  2/15/2026
f
413,444
234,000 5.500%,  10/15/2030
f
217,953
Hilcorp Energy I, LP/Hilcorp
Finance Company
470,000 5.750%,  2/1/2029
f
428,875
564,000 6.250%,  4/15/2032
f
507,968
Holly Energy Partners, LP/Holly
Energy Finance Corporation
286,000 6.375%,  4/15/2027
f
283,170
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
f
408,194
Kinder Morgan Energy Partners,
LP
223,000 3.450%,  2/15/2023 222,568
Laredo Petroleum, Inc.
785,000 7.750%,  7/31/2029
f,h
745,750
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 147,469
Marathon Petroleum Corporation
364,000 4.700%,  5/1/2025 371,175
MEG Energy Corporation
433,000 7.125%,  2/1/2027
f
448,783
MPLX, LP
270,000 6.875%,  2/15/2023
b,i
258,927
370,000 1.750%,  3/1/2026 340,211
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 346,062
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
f
503,662
National Fuel Gas Company
296,000 5.500%,  1/15/2026 302,646
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 500,374
Oasis Petroleum, Inc.
360,000 6.375%,  6/1/2026
f
354,600
Occidental Petroleum Corporation
145,000 8.500%,  7/15/2027 165,662
214,000 6.375%,  9/1/2028 229,331
280,000 6.450%,  9/15/2036 311,396
ONEOK, Inc.
222,000 2.200%,  9/15/2025 208,218
Principal
Amount Long-Term Fixed Income (69.1%) Value
Energy (4.6%) - continued
Ovintiv Exploration, Inc.
$ 147,000 5.375%,  1/1/2026 $ 149,918
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 155,433
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 314,552
Plains All American Pipeline, LP
41,000 6.125%,  11/15/2022
b,i
31,112
314,000 4.650%,  10/15/2025 314,507
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
f
376,187
Range Resources Corporation
396,000 4.750%,  2/15/2030
f,h
378,180
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 215,908
Schlumberger Finance Canada,
Ltd.
104,000 1.400%,  9/17/2025 98,183
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
f
91,640
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
f
156,962
SM Energy Company
420,000 6.625%,  1/15/2027
h
418,425
200,000 6.500%,  7/15/2028 197,078
Southwestern Energy Company
260,000 5.375%,  2/1/2029 254,150
382,000 5.375%,  3/15/2030 375,863
250,000 4.750%,  2/1/2032 233,125
Sunoco, LP
495,000 5.875%,  3/15/2028 473,646
337,000 4.500%,  4/30/2030 295,556
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
820,000 5.500%,  1/15/2028
f
744,626
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 333,726
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
f
297,852
Transocean Proteus, Ltd.
117,000 6.250%,  12/1/2024
f
110,588
Transocean, Inc.
355,000 11.500%,  1/30/2027
f,h
336,403
USA Compression Partners, LP
449,000 6.875%,  4/1/2026 420,839
Valero Energy Corporation
281,000 2.800%,  12/1/2031 245,211
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
f
590,541
250,000 4.125%,  8/15/2031
f
230,473
W&T Offshore, Inc.
180,000 9.750%,  11/1/2023
f
173,700
Weatherford International, Ltd.
496,000 8.625%,  4/30/2030
f
448,533
Western Midstream Operating, LP
680,000 3.950%,  6/1/2025 673,016
230,000 5.500%,  8/15/2048 200,513

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Energy (4.6%) - continued
Williams Companies, Inc.
$ 147,000 2.600%,  3/15/2031 $ 127,674
Total 31,285,761
Financials (11.5%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 106,913
220,000 6.500%,  7/15/2025 227,495
384,000 3.000%,  10/29/2028 336,970
Air Lease Corporation
133,000 2.300%,  2/1/2025 125,805
48,000 3.375%,  7/1/2025 46,281
389,000 4.650%,  6/15/2026
b,i
340,434
147,000 3.125%,  12/1/2030 123,903
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
b,f,i
231,198
147,000 2.850%,  1/26/2028
f
123,170
Alliant Holdings Intermediate, LLC
248,000 6.750%,  10/15/2027
f
235,387
Ally Financial, Inc.
217,000 5.750%,  11/20/2025 219,760
328,000 4.700%,  5/15/2026
b,i
276,406
167,000 4.700%,  5/15/2028
b,i
131,753
148,000 8.000%,  11/1/2031 167,413
Altice Financing SA
205,000 5.750%,  8/15/2029
f
178,959
American Express Company
218,000 3.950%,  8/1/2025
e
219,546
210,000 3.550%,  9/15/2026
b,i
184,590
206,000 2.550%,  3/4/2027 196,841
American Finance Trust, Inc.
591,000 4.500%,  9/30/2028
f
475,501
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 128,564
AmWINS Group, Inc.
280,000 4.875%,  6/30/2029
f
254,660
Ares Capital Corporation
70,000 4.250%,  3/1/2025 68,192
371,000 2.150%,  7/15/2026 320,789
Ares Capital Corporation,
Convertible
120,000 4.625%,  3/1/2024 129,075
Australia and New Zealand
Banking Group, Ltd.
338,000 2.950%,  7/22/2030
b,f
319,345
Aviation Capital Group, LLC
216,000 5.500%,  12/15/2024
f
214,321
142,000 4.875%,  10/1/2025
f
137,584
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
f
287,767
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 8/17/2022
b,i
103,868
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
f
88,740
Banco Santander SA
230,000 4.750%,  11/12/2026
b,i
196,409
200,000 4.175%,  3/24/2028
b
192,367
Bank of America Corporation
237,000 3.004%,  12/20/2023
b
236,370
373,000 3.550%,  3/5/2024
b
372,342
350,000 3.864%,  7/23/2024
b
349,137
Principal
Amount Long-Term Fixed Income (69.1%) Value
Financials (11.5%) - continued
$ 285,000 4.200%,  8/26/2024 $ 287,835
711,000 6.250%,  9/5/2024
b,i
716,093
124,000 3.458%,  3/15/2025
b
122,582
150,000 6.100%,  3/17/2025
b,i
151,669
339,000 1.319%,  6/19/2026
b
312,718
230,000 4.375%,  1/27/2027
b,i
208,725
230,000 6.125%,  4/27/2027
b,i
231,150
218,000 1.734%,  7/22/2027
b
197,761
356,000 5.875%,  3/15/2028
b,i
336,865
283,000 4.376%,  4/27/2028
b
283,932
442,000 3.593%,  7/21/2028
b
428,072
218,000 4.948%,  7/22/2028
b
224,306
589,000 3.974%,  2/7/2030
b
570,193
295,000 2.687%,  4/22/2032
b
256,640
216,000 2.572%,  10/20/2032
b
185,156
275,000 2.972%,  2/4/2033
b
243,615
140,000 3.846%,  3/8/2037
b
126,570
Bank of Montreal
140,000 3.088%,  1/10/2037
b
116,892
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
b,i
77,688
218,000 4.596%,  7/26/2030
b
224,949
Bank of Nova Scotia
344,000 4.900%,  6/4/2025
b,i
334,970
148,000 1.050%,  3/2/2026 135,145
Barclays plc
299,000 4.338%,  5/16/2024
b
298,741
152,000 8.000%,  6/15/2024
b,i
156,560
136,000 4.375%,  9/11/2024 135,399
162,000 2.852%,  5/7/2026
b
153,547
200,000 4.375%,  3/15/2028
b,i
162,560
223,000 4.972%,  5/16/2029
b
221,113
Berkshire Hathaway Finance
Corporation
287,000 2.875%,  3/15/2032 271,038
Blackstone Private Credit Fund
212,000 4.000%,  1/15/2029
f
177,468
BNP Paribas SA
210,000 6.625%,  3/25/2024
b,f,i
210,705
199,000 2.819%,  11/19/2025
b,f
190,486
200,000 3.132%,  1/20/2033
b,f
171,169
Boston Properties, LP
147,000 2.550%,  4/1/2032 121,574
BPCE SA
133,000 2.375%,  1/14/2025
f
126,932
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 213,348
Canadian Imperial Bank of
Commerce
212,000 3.945%,  8/4/2025
e
212,425
137,000 3.600%,  4/7/2032 129,454
Canpack SA/Canpack US LLC
790,000 3.125%,  11/1/2025
f
708,788
Capital One Bank USA NA
199,000 2.280%,  1/28/2026
b
190,406
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
b,i
71,339
206,000 3.273%,  3/1/2030
b
186,581
Cascades USA, Inc.
325,000 5.125%,  1/15/2026
f,h
302,937
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
b,i
333,051
328,000 4.000%,  6/1/2026
b,i
298,273

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Financials (11.5%) - continued
$ 200,000 2.000%,  3/20/2028 $ 184,439
360,000 4.000%,  12/1/2030
b,i
304,650
141,000 2.900%,  3/3/2032 130,308
Citigroup, Inc.
300,000 5.950%,  1/30/2023
b,i
298,386
276,000 5.000%,  9/12/2024
b,i
255,539
373,000 3.352%,  4/24/2025
b
368,594
138,000 5.950%,  5/15/2025
b,i
135,793
332,000 5.500%,  9/13/2025 346,075
150,000 4.000%,  12/10/2025
b,i
139,444
495,000 3.875%,  2/18/2026
b,i
452,455
170,000 4.150%,  11/15/2026
b,i
149,699
522,000 1.122%,  1/28/2027
b
468,737
292,000 1.462%,  6/9/2027
b
262,884
285,000 3.070%,  2/24/2028
b
270,639
589,000 4.075%,  4/23/2029
b
575,549
209,000 4.910%,  5/24/2033
b
215,325
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
b,i
136,558
CNA Financial Corporation
145,000 3.950%,  5/15/2024 145,196
Coinbase Global, Inc., Convertible
340,000 0.500%,  6/1/2026 206,890
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,i
80,145
Commerzbank AG
301,000 8.125%,  9/19/2023
f
308,564
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
f
147,600
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,f
124,024
Corebridge Financial, Inc.
208,000 3.850%,  4/5/2029
f
197,602
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 266,366
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
*
614,239
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,f,i
165,945
200,000 4.750%,  3/23/2029
b,f,i
169,500
147,000 3.250%,  1/14/2030
f
127,306
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
f
198,990
167,000 7.500%,  12/11/2023
b,f,i
163,956
122,000 2.593%,  9/11/2025
b,f
114,407
83,000 7.250%,  9/12/2025
b,f,i
73,538
250,000 2.193%,  6/5/2026
b,f
227,745
200,000 9.750%,  6/23/2027
b,f,i
212,400
149,000 3.869%,  1/12/2029
b,f
134,907
Dai-ichi Life Insurance Company,
Ltd.
400,000 5.100%,  10/28/2024
b,f,h,i
399,358
Deutsche Bank AG
502,000 2.129%,  11/24/2026
b
449,838
280,000 2.311%,  11/16/2027
b
243,331
209,000 3.742%,  1/7/2033
b
159,095
Discover Bank
295,000 4.682%,  8/9/2028
b
287,259
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
f
614,385
Duke Realty, LP
228,000 3.375%,  12/15/2027 219,596
Principal
Amount Long-Term Fixed Income (69.1%) Value
Financials (11.5%) - continued
EPR Properties
$ 218,000 3.600%,  11/15/2031 $ 179,269
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 184,302
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
b,i
143,588
145,000 4.772%,  7/28/2030
b
147,396
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 146,801
First Horizon Bank
220,000 5.750%,  5/1/2030 230,105
First Horizon National Corporation
163,000 3.550%,  5/26/2023 162,575
First-Citizens Bank & Trust
Company
291,000 6.125%,  3/9/2028 308,916
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
f
276,345
FNB Corporation
268,000 2.200%,  2/24/2023 265,271
Fortress Transportation and
Infrastructure Investors, LLC
265,000 6.500%,  10/1/2025
f
263,675
166,000 9.750%,  8/1/2027
f
167,595
410,000 5.500%,  5/1/2028
f
368,615
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 132,969
146,000 2.625%,  1/15/2027 124,190
FTI Consulting, Inc., Convertible
126,000 2.000%,  8/15/2023 206,073
Genworth Mortgage Holdings, Inc.
253,000 6.500%,  8/15/2025
f
254,847
Global Net Lease, Inc.
620,000 3.750%,  12/15/2027
f
543,587
Goldman Sachs Group, Inc.
274,000 0.627%,  11/17/2023
b
271,411
248,000 3.625%,  2/20/2024 248,384
370,000 5.500%,  8/10/2024
b,i
367,964
250,000 4.400%,  2/10/2025
b,i
225,900
141,000 3.500%,  4/1/2025 140,240
203,000 4.250%,  10/21/2025 205,231
206,000 0.855%,  2/12/2026
b
189,121
250,000 3.650%,  8/10/2026
b,i
211,269
170,000 4.125%,  11/10/2026
b,i
149,563
429,000 1.948%,  10/21/2027
b
391,505
141,000 2.640%,  2/24/2028
b
131,397
294,000 3.814%,  4/23/2029
b
285,084
148,000 3.800%,  3/15/2030 141,999
148,000 2.615%,  4/22/2032
b
127,653
146,000 2.383%,  7/21/2032
b
123,172
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 134,998
216,000
3.536%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
175,233
HSBC Holdings plc
225,000 3.803%,  3/11/2025
b
222,162
82,000 6.375%,  3/30/2025
b,i
82,764
148,000 2.633%,  11/7/2025
b
141,623
162,000 1.645%,  4/18/2026
b
149,365
164,000 1.589%,  5/24/2027
b
146,170
260,000 2.251%,  11/22/2027
b
234,718
136,000 6.500%,  3/23/2028
b,i
132,981
413,000 4.583%,  6/19/2029
b
403,412

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Financials (11.5%) - continued
$ 202,000 4.600%,  12/17/2030
b,i
$ 168,630
176,000 2.804%,  5/24/2032
b
147,825
250,000 6.500%,  9/15/2037 277,323
HUB International, Ltd.
181,000 7.000%,  5/1/2026
f
178,732
327,000 5.625%,  12/1/2029
f
289,717
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,i
210,966
Icahn Enterprises, LP
458,000 4.750%,  9/15/2024 449,412
405,000 6.375%,  12/15/2025 404,137
690,000 5.250%,  5/15/2027 662,345
ING Groep NV
292,000 1.726%,  4/1/2027
b
263,466
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 212,199
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 175,010
iStar, Inc.
545,000 4.250%,  8/1/2025 519,794
J.P. Morgan Chase & Company
164,000 5.150%,  5/1/2023
b,i
156,415
150,000 6.000%,  8/1/2023
b,i
145,767
156,000 6.750%,  2/1/2024
b,i
160,290
208,000 1.514%,  6/1/2024
b
203,906
766,000 5.000%,  8/1/2024
b,i
711,597
560,000 4.023%,  12/5/2024
b
560,652
244,000 4.600%,  2/1/2025
b,i
216,329
145,000 2.083%,  4/22/2026
b
137,271
185,000 3.650%,  6/1/2026
b,i
169,312
471,000 1.045%,  11/19/2026
b
424,767
294,000 1.578%,  4/22/2027
b
267,054
265,000 2.947%,  2/24/2028
b
250,576
442,000 4.005%,  4/23/2029
b
432,790
146,000 2.069%,  6/1/2029
b
128,980
589,000 4.493%,  3/24/2031
b
592,448
141,000 2.963%,  1/25/2033
b
125,429
147,000 4.912%,  7/25/2033
b
153,278
Jefferies Finance, LLC
287,000 5.000%,  8/15/2028
f
240,560
KeyBank NA
221,000 3.900%,  4/13/2029 209,763
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 289,339
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 46,115
Life Storage, LP
144,000 2.400%,  10/15/2031 118,370
Lincoln National Corporation
135,000
3.801%,  (LIBOR 3M +
2.358%), 8/17/2022
b
103,950
148,000 3.800%,  3/1/2028 144,808
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 225,379
152,000 7.500%,  6/27/2024
b,i
153,559
296,000 1.627%,  5/11/2027
b
266,395
235,000 3.369%,  12/14/2046
b
168,518
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
f
334,800
M&T Bank Corporation
200,000 3.500%,  9/1/2026
b,i
163,094
Principal
Amount Long-Term Fixed Income (69.1%) Value
Financials (11.5%) - continued
Macquarie Group, Ltd.
$ 293,000 1.629%,  9/23/2027
b,f
$ 257,934
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 131,992
MetLife, Inc.
200,000 3.850%,  9/15/2025
b,i
188,849
375,000 5.875%,  3/15/2028
b,i
365,671
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 293,881
Mitsubishi UFJ Financial Group,
Inc.
124,000 3.407%,  3/7/2024 123,285
162,000 1.412%,  7/17/2025 150,431
290,000 1.538%,  7/20/2027
b
259,374
221,000 3.741%,  3/7/2029 211,961
Mizuho Financial Group, Inc.
216,000 1.554%,  7/9/2027
b
192,639
288,000 2.564%,  9/13/2031 235,811
Morgan Stanley
136,000 0.560%,  11/10/2023
b
134,772
124,000 2.720%,  7/22/2025
b
120,714
291,000 1.164%,  10/21/2025
b
271,747
95,000 5.000%,  11/24/2025 97,879
100,000 2.630%,  2/18/2026
b
96,335
294,000 2.188%,  4/28/2026
b
279,959
251,000 0.985%,  12/10/2026
b
225,306
294,000 1.593%,  5/4/2027
b
267,758
290,000 1.512%,  7/20/2027
b
261,879
442,000 3.622%,  4/1/2031
b
420,898
141,000 2.943%,  1/21/2033
b
125,944
146,000 4.889%,  7/20/2033
b
151,830
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 362,137
200,000 4.625%,  8/1/2029 187,500
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 128,374
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
f
311,183
NatWest Group plc
126,000 6.125%,  12/15/2022 126,892
126,000 6.100%,  6/10/2023 127,546
206,000 4.269%,  3/22/2025
b
204,173
147,000 4.892%,  5/18/2029
b
145,350
220,000 3.754%,  11/1/2029
b
211,287
200,000 4.600%,  6/28/2031
b,i
157,762
Navient Corporation
340,000 5.500%,  1/25/2023 341,904
140,000 5.000%,  3/15/2027 126,547
Nippon Life Insurance Company
400,000 2.900%,  9/16/2051
b,f
327,680
415,000 5.100%,  10/16/2044
b,f
414,641
287,000 3.400%,  1/23/2050
b,f
253,285
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 187,177
Northern Trust Corporation
210,000 4.000%,  5/10/2027 216,021
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 144,992
147,000 3.375%,  2/1/2031 121,938
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 232,062
827,000 7.125%,  3/15/2026 800,515

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Financials (11.5%) - continued
$ 200,000 3.500%,  1/15/2027 $ 170,288
440,000 6.625%,  1/15/2028 412,557
Owl Rock Capital Corporation
146,000 4.250%,  1/15/2026 138,168
Owl Rock Core Income
Corporation
209,000 4.700%,  2/8/2027
f
192,760
Owl Rock Technology Finance
Corporation
73,000 4.750%,  12/15/2025
f
68,517
221,000 3.750%,  6/17/2026
f
198,858
Park Intermediate Holdings, LLC
341,000 4.875%,  5/15/2029
f
314,008
PayPal Holdings, Inc.
149,000 2.850%,  10/1/2029 139,841
Pebblebrook Hotel Trust,
Convertible
281,000 1.750%,  12/15/2026 277,768
PennyMac Financial Services, Inc.
250,000 4.250%,  2/15/2029
f
203,645
Pine Street Trust I
148,000 4.572%,  2/15/2029
f
145,032
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
f
375,860
PNC Bank NA
148,000 2.700%,  10/22/2029 132,424
PNC Financial Services Group,
Inc.
200,000 3.400%,  9/15/2026
b,i
164,000
PRA Group, Inc.
249,000 7.375%,  9/1/2025
f
246,622
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
f
195,714
Provident Financing Trust I
78,000 7.405%,  3/15/2038 85,800
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
134,645
340,000 5.625%,  6/15/2043
b
339,194
435,000 5.200%,  3/15/2044
b
418,871
75,000 3.700%,  10/1/2050
b
65,605
Radian Group, Inc.
340,000 4.875%,  3/15/2027 332,738
Realty Income Corporation
147,000 4.875%,  6/1/2026 151,939
173,000 3.950%,  8/15/2027 172,349
Regions Financial Corporation
156,000 5.750%,  6/15/2025
b,i
158,643
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 176,623
Rocket Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
f
333,450
Royal Bank of Canada
188,000 0.750%,  10/7/2024 176,226
289,000 4.240%,  8/3/2027 292,789
Santander Holdings USA, Inc.
294,000 3.450%,  6/2/2025 284,906
137,000 2.490%,  1/6/2028
b
121,858
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
253,101
221,000 3.823%,  11/3/2028
b
208,163
Service Properties Trust
180,000 4.650%,  3/15/2024 163,690
Principal
Amount Long-Term Fixed Income (69.1%) Value
Financials (11.5%) - continued
$ 445,000 7.500%,  9/15/2025 $ 431,454
265,000 5.500%,  12/15/2027 230,189
Simon Property Group, LP
192,000 2.000%,  9/13/2024 185,995
244,000 2.650%,  7/15/2030 213,791
SLM Corporation
170,000 4.200%,  10/29/2025 165,164
Societe Generale SA
148,000 2.625%,  10/16/2024
f
142,407
156,000 8.000%,  9/29/2025
b,f,i
160,295
165,000 1.488%,  12/14/2026
b,f
146,904
Spirit Realty, LP
318,000 2.100%,  3/15/2028 271,412
Standard Chartered plc
203,000 1.319%,  10/14/2023
b,f
201,829
165,000 0.991%,  1/12/2025
b,f
156,211
225,000 6.000%,  7/26/2025
b,f,i
223,229
200,000 2.608%,  1/12/2028
b,f
181,357
Starwood Property Trust, Inc.,
Convertible
79,000 4.375%,  4/1/2023 78,852
State Street Corporation
138,000 4.421%,  5/13/2033
b
141,330
Sumitomo Life Insurance Company
410,000 3.375%,  4/15/2081
b,f
358,545
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 143,619
200,000 2.174%,  1/14/2027 183,946
221,000 3.544%,  1/17/2028 213,186
221,000 2.142%,  9/23/2030 181,316
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
f
123,674
Summit Hotel Properties, Inc.,
Convertible
114,000 1.500%,  2/15/2026 99,351
SVB Financial Group
340,000 4.000%,  5/15/2026
b,i
275,621
200,000 4.250%,  11/15/2026
b,i
158,112
Synchrony Financial
141,000 4.250%,  8/15/2024 141,095
296,000 3.700%,  8/4/2026 280,211
Toronto-Dominion Bank
138,000 4.456%,  6/8/2032 140,690
Truist Bank
147,000 2.250%,  3/11/2030 126,142
Truist Financial Corporation
351,000 4.950%,  9/1/2025
b,i
354,685
121,000 1.887%,  6/7/2029
b
106,931
185,000 5.100%,  3/1/2030
b,i
176,953
U.S. Bancorp
195,000 3.700%,  1/15/2027
b,i
162,410
218,000 4.548%,  7/22/2028
b
223,697
UBS AG
265,000 5.125%,  5/15/2024 266,524
UBS Group AG
171,000 1.364%,  1/30/2027
b,f
153,828
200,000 4.875%,  2/12/2027
b,f,i
178,227
UDR, Inc.
296,000 3.000%,  8/15/2031 260,936
United Wholesale Mortgage, LLC
262,000 5.500%,  4/15/2029
f
224,822

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Financials (11.5%) - continued
USB Realty Corporation
$ 376,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
$ 278,240
Ventas Realty, LP
126,000 3.750%,  5/1/2024 125,261
VICI Properties, LP/VICI Note
Company, Inc.
281,000 4.625%,  6/15/2025
f
272,738
576,000 5.750%,  2/1/2027
f
573,569
356,000 3.750%,  2/15/2027
f
326,004
Wells Fargo & Company
250,000 1.654%,  6/2/2024
b
245,327
245,000 2.406%,  10/30/2025
b
235,782
335,000 3.900%,  3/15/2026
b,i
310,294
346,000 2.188%,  4/30/2026
b
328,181
100,000
3.012%,  (LIBOR 3M +
0.500%), 1/15/2027
b
92,641
138,000 3.526%,  3/24/2028
b
133,377
294,000 3.584%,  5/22/2028
b
284,329
218,000 4.808%,  7/25/2028
b
223,088
294,000 4.478%,  4/4/2031
b
294,974
Welltower, Inc.
146,000 2.050%,  1/15/2029 126,935
173,000 2.800%,  6/1/2031 150,033
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
205,162
Willis North America, Inc.
295,000 4.500%,  9/15/2028 294,079
XHR, LP
187,000 4.875%,  6/1/2029
f
168,652
Total 78,689,109
Mortgage-Backed Securities (12.8%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
4,304,736 2.500%,  5/1/2051 4,035,211
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,999,000 2.000%,  8/1/2037
e
3,803,424
8,600,000 2.500%,  8/1/2037
e
8,368,203
750,000 3.000%,  8/1/2037
e
744,624
750,000 4.000%,  8/1/2037
e
762,451
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,764,360 3.000%,  1/1/2052
e
3,634,660
1,878,000 2.500%,  2/1/2051 1,755,297
3,636,881 2.000%,  3/1/2051 3,280,254
3,831,443 3.000%,  3/1/2052 3,699,576
2,925,029 2.000%,  4/1/2051 2,637,214
2,832,064 2.500%,  4/1/2051 2,647,531
2,266,485 3.000%,  4/1/2051 2,189,754
2,357,280 3.000%,  5/1/2050 2,285,344
2,862,564 2.500%,  7/1/2051 2,675,113
4,461,998 2.000%,  8/1/2051 4,023,973
5,860,000 2.000%,  8/1/2052
e
5,269,422
2,425,000 2.500%,  8/1/2052
e
2,259,442
7,050,000 4.000%,  8/1/2048
e
7,084,975
1,450,000 4.500%,  8/1/2048
e
1,475,205
4,200,000 5.000%,  8/1/2048
e
4,313,695
5,050,000 3.000%,  8/1/2049
e
4,862,844
14,650,000 3.500%,  9/1/2049
e
14,456,295
Principal
Amount Long-Term Fixed Income (69.1%) Value
Mortgage-Backed Securities (12.8%) -
continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 1,522,904 3.500%,  7/1/2061 $ 1,519,310
Total 87,783,817
Technology (2.8%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 140,382
Akamai Technologies, Inc.,
Convertible
134,000 0.125%,  5/1/2025 153,765
171,000 0.375%,  9/1/2027 176,472
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 63,858
Apple, Inc.
381,000 2.200%,  9/11/2029 355,301
278,000 1.650%,  2/8/2031 244,221
Baidu, Inc.
168,000 3.075%,  4/7/2025 163,849
Black Knight InfoServ, LLC
540,000 3.625%,  9/1/2028
f
498,150
Block, Inc., Convertible
20,000 0.500%,  5/15/2023 23,869
28,000 0.250%,  11/1/2027 22,378
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
294,000 3.125%,  1/15/2025 289,402
221,000 3.875%,  1/15/2027 218,695
Broadcom, Inc.
137,000 4.000%,  4/15/2029
f
131,326
CommScope Technologies
Finance, LLC
370,000 6.000%,  6/15/2025
f
342,250
CommScope, Inc.
380,000 7.125%,  7/1/2028
f,h
314,450
Dell International, LLC
84,000 5.450%,  6/15/2023 84,915
221,000 5.850%,  7/15/2025 231,729
99,000 5.300%,  10/1/2029 100,404
Fiserv, Inc.
237,000 2.750%,  7/1/2024 233,493
295,000 4.200%,  10/1/2028 295,307
Gartner, Inc.
575,000 3.625%,  6/15/2029
f
525,084
440,000 3.750%,  10/1/2030
f
404,149
Global Payments, Inc.
64,000 2.650%,  2/15/2025 61,574
147,000 3.200%,  8/15/2029 130,777
InterDigital, Inc., Convertible
152,000 3.500%,  6/1/2027
f
156,256
Intuit, Inc.
135,000 0.950%,  7/15/2025 126,524
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
f
405,818
605,000 5.000%,  7/15/2028
f
575,391
440,000 4.875%,  9/15/2029
f
403,819
568,000 4.500%,  2/15/2031
f
498,389
Jabil, Inc.
141,000 4.250%,  5/15/2027 139,590
Lam Research Corporation
136,000 1.900%,  6/15/2030 118,957

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Technology (2.8%) - continued
Lumentum Holdings, Inc.,
Convertible
$ 229,000 0.250%,  3/15/2024 $ 353,690
MACOM Technology Solutions
Holdings, Inc., Convertible
139,000 0.250%,  3/15/2026 135,959
Marvell Technology, Inc.
126,000 4.200%,  6/22/2023 126,262
147,000 2.950%,  4/15/2031 126,855
Microchip Technology, Inc.,
Convertible
64,000 0.125%,  11/15/2024 66,272
Micron Technology, Inc.
275,000 4.975%,  2/6/2026 282,027
Minerva Merger Sub, Inc.
469,000 6.500%,  2/15/2030
f,h
424,445
MSCI, Inc.
425,000 4.000%,  11/15/2029
f
400,443
NCR Corporation
1,010,000 6.125%,  9/1/2029
f
983,303
Nielsen Finance, LLC
450,000 4.500%,  7/15/2029
f
423,122
NVIDIA Corporation
74,000 2.850%,  4/1/2030 70,608
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024 156,055
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 67,426
147,000 4.300%,  6/18/2029 143,599
ON Semiconductor Corporation,
Convertible
46,000 Zero Coupon,  5/1/2027 64,239
Open Text Corporation
610,000 4.125%,  2/15/2030
f
563,759
Oracle Corporation
368,000 2.500%,  4/1/2025 355,793
367,000 2.950%,  4/1/2030 324,256
PayPal Holdings, Inc.
140,000 3.900%,  6/1/2027 142,716
Progress Software Corporation,
Convertible
68,000 1.000%,  4/15/2026 67,592
PTC, Inc.
215,000 3.625%,  2/15/2025
f
209,614
305,000 4.000%,  2/15/2028
f
289,287
Qorvo, Inc.
420,000 3.375%,  4/1/2031
f
345,202
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
f
323,362
Sabre GLBL, Inc., Convertible
43,000 4.000%,  4/15/2025 45,774
Salesforce.com, Inc.
146,000 1.950%,  7/15/2031 129,944
Seagate HDD Cayman
779,000 3.125%,  7/15/2029 651,883
670,000 3.375%,  7/15/2031 538,366
Sensata Technologies, Inc.
670,000 3.750%,  2/15/2031
f
582,153
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
f
131,425
Principal
Amount Long-Term Fixed Income (69.1%) Value
Technology (2.8%) - continued
SS&C Technologies, Inc.
$ 1,095,000 5.500%,  9/30/2027
f
$ 1,078,597
Switch, Ltd.
630,000 3.750%,  9/15/2028
f
630,202
Verint Systems, Inc., Convertible
142,000 0.250%,  4/15/2026 134,119
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
f
330,371
Viavi Solutions, Inc., Convertible
28,000 1.000%,  3/1/2024 33,740
Vishay Intertechnology, Inc.,
Convertible
127,000 2.250%,  6/15/2025 123,512
VMware, Inc.
291,000 1.400%,  8/15/2026 262,065
189,000 2.200%,  8/15/2031 153,507
Xilinx, Inc.
80,000 2.375%,  6/1/2030 72,758
Ziff Davis, Inc., Convertible
456,000 1.750%,  11/1/2026
f
461,700
Total 19,436,546
Transportation (1.2%)
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b
145,550
Air Canada Pass Through Trust
33,075 3.875%,  3/15/2023
f
32,412
Air Transport Services Group, Inc.,
Convertible
69,000 1.125%,  10/15/2024 78,142
American Airlines, Inc.
974,000 11.750%,  7/15/2025
f
1,081,140
885,000 5.500%,  4/20/2026
f
870,389
Aon Corporation/Aon Global
Holdings plc
151,000 2.600%,  12/2/2031 131,817
Avis Budget Car Rental, LLC
400,000 5.375%,  3/1/2029
f,h
364,764
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 278,762
150,000 2.450%,  12/2/2031 134,786
CSX Corporation
147,000 4.250%,  3/15/2029 150,527
Delta Air Lines, Inc.
199,000 7.000%,  5/1/2025
f
207,886
332,630 4.500%,  10/20/2025
f
328,472
85,000 7.375%,  1/15/2026 89,258
276,000 4.375%,  4/19/2028
h
258,129
Greenbrier Companies, Inc.,
Convertible
242,000 2.875%,  4/15/2028 213,202
Hawaiian Brand Intellectual
Property, Ltd.
95,000 5.750%,  1/20/2026
f
92,349
Hertz Corporation
327,000 4.625%,  12/1/2026
f
291,030
392,000 5.000%,  12/1/2029
f
335,178
JetBlue Airways Corporation,
Convertible
156,000 0.500%,  4/1/2026 111,228
Meritor, Inc., Convertible
77,000 3.250%,  10/15/2037 84,109

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Transportation (1.2%) - continued
Mileage Plus Holdings, LLC
$ 397,000 6.500%,  6/20/2027
f
$ 400,966
Penske Truck Leasing Company,
LP
135,000 1.200%,  11/15/2025
f
121,637
148,000 1.700%,  6/15/2026
f
133,699
Ryder System, Inc.
124,000 2.850%,  3/1/2027 117,125
Southwest Airlines Company
147,000 5.125%,  6/15/2027 152,310
158,000 2.625%,  2/10/2030 137,229
Southwest Airlines Company,
Convertible
238,000 1.250%,  5/1/2025 300,951
Union Pacific Corporation
170,000 3.750%,  7/15/2025 172,069
147,000 2.150%,  2/5/2027 139,343
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 159,099
United Airlines, Inc.
371,000 4.375%,  4/15/2026
f
356,160
310,000 4.625%,  4/15/2029
f
285,587
VistaJet Malta Finance plc
411,000 6.375%,  2/1/2030
f
357,784
Total 8,113,089
Utilities (2.0%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 143,677
AES Corporation
239,000 3.950%,  7/15/2030
f
222,581
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
b
141,296
Ameren Corporation
148,000 1.750%,  3/15/2028 130,989
American Electric Power
Company, Inc.
425,000 3.875%,  2/15/2062
b
359,451
212,000 2.031%,  3/15/2024 206,249
147,000 2.300%,  3/1/2030 127,663
Berkshire Hathaway Energy
Company
171,000 4.050%,  4/15/2025 174,745
Calpine Corporation
379,000 4.500%,  2/15/2028
f
367,630
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 122,982
182,000 1.450%,  6/1/2026 166,566
220,000 2.650%,  6/1/2031 194,685
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
f
165,849
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 123,720
275,000 4.650%,  12/15/2024
b,i
255,750
225,000 4.350%,  1/15/2027
b,i
204,749
148,000 3.375%,  4/1/2030 140,650
Duke Energy Corporation
200,000 3.250%,  1/15/2082
b
158,711
82,000 4.875%,  9/16/2024
b,i
77,487
296,000 3.150%,  8/15/2027 285,981
147,000 2.450%,  6/1/2030 129,388
Principal
Amount Long-Term Fixed Income (69.1%) Value
Utilities (2.0%) - continued
Edison International
$ 183,000 4.950%,  4/15/2025 $ 185,532
450,000 5.000%,  12/15/2026
b,i
379,613
Enel Finance International NV
286,000 1.375%,  7/12/2026
f
253,397
Energy Transfer, LP
164,000 6.500%,  11/15/2026
b,i
148,830
Entergy Corporation
136,000 0.900%,  9/15/2025 123,849
148,000 1.900%,  6/15/2028 131,058
Evergy, Inc.
127,000 2.450%,  9/15/2024 123,273
Eversource Energy
299,000 4.600%,  7/1/2027 308,489
Exelon Corporation
147,000 4.050%,  4/15/2030 145,759
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
f
253,401
Jersey Central Power & Light
Company
73,000 2.750%,  3/1/2032
f
64,355
National Rural Utilities Cooperative
Finance Corporation
176,000 3.450%,  6/15/2025 176,194
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
b
136,889
147,000 2.250%,  6/1/2030 129,319
NextEra Energy Partners, LP,
Convertible
318,000 Zero Coupon,  11/15/2025
f
355,365
NiSource, Inc.
164,000 5.650%,  6/15/2023
b,i
149,457
148,000 2.950%,  9/1/2029 135,767
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
f
125,567
885,000 3.375%,  2/15/2029
f
763,313
210,000 5.250%,  6/15/2029
f
196,875
NRG Energy, Inc., Convertible
106,000 2.750%,  6/1/2048 114,480
PG&E Corporation
459,000 5.000%,  7/1/2028 419,039
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 121,357
Sempra Energy
225,000 4.125%,  4/1/2052
b
189,939
156,000 4.875%,  10/15/2025
b,i
151,229
184,000 3.400%,  2/1/2028 179,381
Southern Company
141,000 4.475%,  8/1/2024 142,234
455,000 4.000%,  1/15/2051
b
423,760
306,000 3.750%,  9/15/2051
b
269,705
Suburban Propane Partners, LP
535,000 5.875%,  3/1/2027 513,600
320,000 5.000%,  6/1/2031
f
291,526
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
f
826,378
TransCanada Trust
342,000 5.875%,  8/15/2076
b
335,519
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
279,902
570,000 5.000%,  7/31/2027
f
561,194

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.1%) Value
Utilities (2.0%) - continued
Xcel Energy, Inc.
$ 154,000 4.000%,  6/15/2028 $ 154,140
210,000 4.600%,  6/1/2032 217,632
Total 13,378,116
Total Long-Term Fixed Income
(cost $505,933,540) 474,268,273
Shares
Registered Investment
Companies ( 13.3% ) Value
Unaffiliated  (1.7%)
83,694 Aberdeen Asia-Pacific Income
Fund, Inc. 232,669
42,700 AllianceBernstein Global High
Income Fund, Inc. 442,799
47,257 Allspring Income Opportunities
Fund 335,997
24,019 BlackRock Core Bond Trust 294,953
28,891 BlackRock Corporate High Yield
Fund, Inc. 290,355
29,134 BlackRock Credit Allocation
Income Trust 339,994
3,000 BlackRock Debt Strategies Fund,
Inc. 29,070
2,900 BlackRock Enhanced Equity
Dividend Trust 27,840
25,789 BlackRock Enhanced Global
Dividend Trust 265,627
8,700 BlackRock Enhanced International
Dividend Trust 45,762
2,250 BlackRock Floating Rate Income
Strategies Fund, Inc. 27,540
17,100 BlackRock Income Trust, Inc. 82,080
22,160 BlackRock Multi-Sector Income
Trust 341,929
17,407 Blackstone Strategic Credit Fund
h
204,010
1,800 Brookfield Real Assets Income
Fund, Inc. 36,450
33,816 Eaton Vance Limited Duration
Income Fund 369,609
7,830 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 67,416
22,739 First Trust High Income Long/Short
Fund 281,964
12,809 Invesco Dynamic Credit
Opportunities Fund
c
135,798
62,175 Nuveen Credit Strategies Income
Fund 341,962
8,100 Nuveen Preferred Income
Opportunities Fund 66,420
9,500 Nuveen Quality Preferred Income
Fund II 73,815
38,564 PGIM Global High Yield Fund, Inc. 461,997
35,936 PGIM High Yield Bond Fund, Inc. 467,887
10,329 Pimco Dynamic Income Fund 224,036
15,650 SPDR Blackstone Senior Loan ETF 665,438
15,495 SPDR Bloomberg High Yield Bond
ETF
h
1,493,408
85,503 SPDR Bloomberg Short Term High
Yield Bond ETF
h
2,152,965
5,523 Tri-Continental Corporation 156,743
5,825 Vanguard Short-Term Corporate
Bond ETF
h
450,797
Shares
Registered Investment
Companies (13.3%) Value
Unaffiliated  (1.7%)- continued
16,100 Virtus AllianzGI Convertible &
Income Fund $ 63,273
2,950 Virtus AllianzGI Equity &
Convertible Income Fund 67,732
19,138 Virtus Dividend, Interest &
Premium Strategy Fund 245,349
29,705 Voya Global Equity Dividend &
Premium Opportunity Fund 167,536
58,873 Western Asset High Income
Opportunity Fund, Inc. 249,621
Total 11,200,841
Affiliated  (11.6%)
10,364,432 Thrivent Core Emerging Markets
Debt Fund 79,598,840
Total 79,598,840
Total Registered Investment
Companies (cost $110,822,059) 90,799,681
Shares
Collateral Held for Securities
Loaned ( 1.9% ) Value
13,222,422 Thrivent Cash Management Trust 13,222,422
Total Collateral Held for
Securities Loaned
(cost $13,222,422) 13,222,422
Shares Preferred Stock ( 1.4% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
i
484,640
1,013 Paramount Global, Convertible,
5.750% 39,132
12,500 Telephone and Data Systems, Inc.,
6.000%
i
270,625
Total 794,397
Consumer Staples (<0.1%)
3,000 CHS, Inc., 7.100%
b,i
79,440
Total 79,440
Energy (<0.1%)
21,025 Crestwood Equity Partners, LP,
9.250%
i
195,532
2,800 Energy Transfer, LP, 7.600%
b,i
66,360
5,255 Nustar Logistics, LP, 9.176%
b
131,270
Total 393,162
Financials (0.9%)
5,825 Aegon Funding Corporation II,
5.100% 136,654
12,700 Allstate Corporation, 5.100%
i
311,023
5,000 American International Group, Inc.
5.850%
i
131,050
10,000 Bank of America Corporation,
4.250%
i
196,900
7,500 Bank of America Corporation,
5.000%
i
172,950
3,625 Bank of America Corporation,
5.375%
i
88,994
170 Bank of America Corporation,
Convertible, 7.250%
i
211,488
10,275 Capital One Financial Corporation,
5.000%
h,i
229,235
5,700 Cobank ACB, 6.250%
b,h,i
571,425

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.4%) Value
Financials (0.9%) - continued
14,375 Equitable Holdings, Inc., 5.250%
i
$ 341,838
265 First Horizon Bank, 3.500%
b,f,i
214,650
3,500 First Horizon Corporation, 6.500%
i
91,000
14,000 First Republic Bank, 4.500%
i
284,620
14,500 J.P. Morgan Chase & Company,
4.200%
i
292,030
12,500 J.P. Morgan Chase & Company,
4.750%
h,i
287,500
6,025 J.P. Morgan Chase & Company,
5.750%
i
154,120
3,752 KKR & Company, Inc.,
Convertible, 6.000% 262,640
10,500 Morgan Stanley, 5.850%
b,i
269,640
13,100 Morgan Stanley, 7.125%
b,i
343,875
2,650 Regions Financial Corporation,
5.700%
b,h,i
66,621
1,400 Synovus Financial Corporation,
5.875%
b,i
35,798
9,150 Truist Financial Corporation,
4.750%
i
199,104
15,500 Wells Fargo & Company, 4.250%
i
289,850
797 Wells Fargo & Company,
Convertible, 7.500%
i
1,011,393
Total 6,194,398
Health Care (0.1%)
5,554 Becton, Dickinson and Company,
Convertible, 6.000% 277,700
1,781 Boston Scientific Corporation,
Convertible, 5.500% 193,809
Total 471,509
Industrials (<0.1%)
902 Stanley Black & Decker, Inc.,
Convertible, 5.250% 57,331
Total 57,331
Real Estate (0.1%)
7,000 Public Storage, 3.950%
i
140,210
11,475 Public Storage, 4.125%
i
246,942
2,450 Public Storage, 4.625%
i
59,388
625 Public Storage, 4.700%
i
15,200
Total 461,740
Utilities (0.2%)
3,225 AES Corporation, Convertible,
6.875% 292,701
1,911 American Electric Power
Company, Inc., Convertible,
6.125% 105,640
17,600 CMS Energy Corporation, 4.200%
i
347,600
348 DTE Energy Company,
Convertible, 6.250% 17,967
5,525 NextEra Energy, Inc., Convertible,
4.872% 339,180
308 NiSource, Inc., Convertible,
7.750% 36,239
12,000 Southern Company, 4.950% 280,560
Total 1,419,887
Total Preferred Stock
(cost $10,819,696) 9,871,864
Shares Common Stock ( 0.8% ) Value
Communications Services (0.1%)
3,387 AT&T, Inc. $ 63,608
804 Charter Communications, Inc.
l
347,408
460 Paramount Global 10,879
266 Twitter, Inc.
l
11,068
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
74,649
Total 507,612
Consumer Discretionary (0.1%)
1,834 Bloomin' Brands, Inc. 37,395
60 Booking Holdings, Inc.
l
116,141
3,758 Callaway Golf Company
l
86,246
1,589 Dick's Sporting Goods, Inc. 148,715
695 Ford Motor Company 10,210
Total 398,707
Energy (<0.1%)
1,149 EQT Corporation 50,591
619 Pioneer Natural Resources
Company 146,672
Total 197,263
Financials (<0.1%)
4,100 BlackRock TCP Capital
Corporation 53,054
2,507 Blackstone Mortgage Trust, Inc. 77,642
613 Encore Capital Group, Inc.
l
44,399
2,473 FS KKR Capital Corporation 53,590
4,678 Golub Capital BDC, Inc. 65,679
Total 294,364
Health Care (0.2%)
450 BioMarin Pharmaceutical, Inc.
l
38,723
1,717 Danaher Corporation 500,454
980 Elevance Health, Inc. 467,558
4,104 Ionis Pharmaceuticals, Inc.
l
154,146
234 Jazz Pharmaceuticals, Inc.
l
36,518
Total 1,197,399
Industrials (0.2%)
3,445 Aerojet Rocketdyne Holdings, Inc.
l
150,512
2,730 Chart Industries, Inc.
l
532,596
2,433 FTI Consulting, Inc.
l
397,941
3,145 JetBlue Airways Corporation
l
26,481
1,683 Kaman Corporation 51,803
22 Patrick Industries, Inc. 1,336
2,102 Southwest Airlines Company
l
80,128
Total 1,240,797
Information Technology (0.2%)
403 Akamai Technologies, Inc.
l
38,777
695 Block, Inc.
l
52,862
876 Broadcom, Inc. 469,080
1,436 II-VI, Inc.
l
75,591
125 InterDigital, Inc. 7,674
3,978 Microchip Technology, Inc. 273,925
6,047 ON Semiconductor Corporation
l
403,819
9,902 Sabre Corporation
l
60,897
1,289 SunPower Corporation
l
26,257
600 Teradyne, Inc. 60,534
985 Western Digital Corporation
l
48,363
Total 1,517,779

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.8%) Value
Utilities (<0.1%)
652 American Electric Power
Company, Inc. $ 64,261
890 DTE Energy Company 115,967
4,505 NiSource, Inc. 136,952
Total 317,180
Total Common Stock
(cost $5,424,974) 5,671,101
Shares or
Principal
Amount Short-Term Investments ( 11.0% ) Value
Federal Home Loan Bank Discount
Notes
400,000 1.025%, 8/10/2022
m,n
399,782
Thrivent Core Short-Term Reserve
Fund
7,506,077 2.100% 75,060,777
U.S. Treasury Bills
300,000 1.300%, 8/11/2022
m,o
299,830
100,000 2.418%, 10/20/2022
m,o
99,486
Total Short-Term Investments
(cost $75,840,267) 75,859,875
Total Investments (cost
$808,056,476) 109.3% $750,613,646
Other Assets and Liabilities, Net
(9.3%) (64,142,936)
Total Net Assets 100.0% $686,470,710
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $212,737,550 or 31.0%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of July 29, 2022 was
$909,299 or 0.13% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 29, 2022.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 11/26/2046 7/11/2017 $ 297,969
Credit Acceptance Corporation,
12/31/2024 5/29/2020 634,819
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of July 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 8,144,053
Common Stock 4,688,622
Total lending $12,832,675
Gross amount payable upon return of
collateral for securities loaned $13,222,422
Net amounts due to counterparty $389,747
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,667,540 – – 2,667,540
Capital Goods 17,160,432 – 12,227,640 4,932,792
Communications Services 12,844,245 – 9,588,728 3,255,517
Consumer Cyclical 7,817,728 – 6,279,117 1,538,611
Consumer Non-Cyclical 15,793,782 – 15,091,062 702,720
Energy 1,080,510 – 1,080,510 –
Financials 5,384,073 – 4,894,883 489,190
Technology 8,516,320 – 7,153,591 1,362,729
Transportation 5,300,953 – 5,300,953 –
Utilities 4,354,847 – 4,354,847 –
Long-Term Fixed Income
Asset-Backed Securities 49,527,072 – 49,527,072 –
Basic Materials 12,365,422 – 12,365,422 –
Capital Goods 20,177,833 – 20,177,833 –
Collateralized Mortgage Obligations 37,953,689 – 37,953,689 –
Commercial Mortgage-Backed Securities 7,111,719 – 7,111,719 –
Communications Services 31,694,714 – 31,694,714 –
Consumer Cyclical 39,242,145 – 39,242,145 –
Consumer Non-Cyclical 37,509,241 – 37,509,241 –
Energy 31,285,761 – 31,285,761 –
Financials 78,689,109 – 78,689,109 –
Mortgage-Backed Securities 87,783,817 – 87,783,817 –
Technology 19,436,546 – 19,436,546 –
Transportation 8,113,089 – 8,113,089 –
Utilities 13,378,116 – 13,378,116 –
Registered Investment Companies
Unaffiliated 11,200,841 11,065,043 – 135,798
Preferred Stock
Communications Services 794,397 794,397 – –
Consumer Staples 79,440 79,440 – –
Energy 393,162 393,162 – –
Financials 6,194,398 5,408,323 786,075 –
Health Care 471,509 471,509 – –
Industrials 57,331 57,331 – –
Real Estate 461,740 461,740 – –
Utilities 1,419,887 1,419,887 – –
Common Stock
Communications Services 507,612 432,963 74,649 –
Consumer Discretionary 398,707 398,707 – –
Energy 197,263 197,263 – –
Financials 294,364 294,364 – –
Health Care 1,197,399 1,197,399 – –
Industrials 1,240,797 1,240,797 – –
Information Technology 1,517,779 1,517,779 – –
Utilities 317,180 317,180 – –
Short-Term Investments 799,098 – 799,098 –
Subtotal Investments in Securities $582,731,607 $25,747,284 $541,899,426 $15,084,897
Other Investments  * Total
Affiliated Registered Investment Companies 79,598,840
Affiliated Short-Term Investments 75,060,777
Collateral Held for Securities Loaned 13,222,422
Subtotal Other Investments $167,882,039
Total Investments at Value $750,613,646
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,194 24,194 – –
Total Asset Derivatives $24,194 $24,194 $– $–
Liability Derivatives
Futures Contracts 350,958 350,958 – –
Credit Default Swaps 166,217 – 166,217 –
Total Liability Derivatives $517,175 $350,958 $166,217 $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling
$299,837 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 79 September 2022 $ 12,488,315 $ 18,373
Total Futures Long Contracts $ 12,488,315 $ 18,373
CBOT 2-Yr. U.S. Treasury Note (38) September 2022 ( $ 8,003,337) $ 5,821
CBOT 5-Yr. U.S. Treasury Note (120) September 2022 (13,510,936) (136,252)
CBOT U.S. Long Bond (36) September 2022 (5,016,838) (167,162)
Ultra 10-Yr. U.S. Treasury Note (16) September 2022 (2,052,456) (47,544)
Total Futures Short Contracts ( $ 28,583,567) ($345,137)
Total Futures Contracts ( $ 16,095,252) ($326,764)
The following table presents Opportunity Income Plus Fund's swaps contracts held as of July 29, 2022. Investments totaling $399,316 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 $ 5,148,000 $ – ( $ 166,217) ( $ 166,217)
Total Credit Default Swaps $– ($166,217) ($166,217)
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $115,469 $3,556 $18,550 $79,599 10,364 11.6%
Total Affiliated Registered Investment
Companies 115,469 79,599 11.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 142,628 336,900 404,467 75,061 7,506 10.9
Total Affiliated Short-Term Investments 142,628 75,061 10.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,556 153,937 150,271 13,222 13,222 1.9
Total Collateral Held for Securities Loaned 9,556 13,222 1.9
Total Value $267,653 $167,882
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($831) ($20,045) $– $3,557
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% 0 0 – 507
Total Income/Non Income Cash from Affiliated Investments $4,064
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 5 93
Total Affiliated Income from Securities Loaned, Net $93
Total ($831) ($20,045) $5

Small Cap Growth Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.9% ) Value
Communications Services (0.6%)
46,881 Upwork, Inc.
a
$ 870,111
Total 870,111
Consumer Discretionary (13.0%)
11,443 Choice Hotels International, Inc. 1,383,115
51,741 Cooper-Standard Holdings, Inc.
a
223,004
97,729 Duluth Holdings, Inc.
a
942,108
215,309 Everi Holdings, Inc.
a
4,136,086
9,439 Five Below, Inc.
a
1,199,414
8,052 Freshpet, Inc.
a
430,299
5,466 Lithia Motors, Inc. 1,450,020
38,274 Magnite, Inc.
a
292,413
19,484 Papa John's International, Inc. 1,868,321
18,937 Planet Fitness, Inc.
a
1,492,425
33,315 Skyline Champion Corporation
a
2,108,839
93,743 ThredUp, Inc.
a
210,922
12,430 Wingstop, Inc. 1,568,417
38,965 Xometry, Inc.
a,b
1,480,670
Total 18,786,053
Consumer Staples (4.5%)
17,995 Celsius Holdings, Inc.
a
1,600,835
106,705 e.l.f. Beauty, Inc.
a
3,577,819
56,904 Turning Point Brands, Inc. 1,365,696
Total 6,544,350
Energy (1.1%)
17,656 Matador Resources Company 1,020,164
26,170 Nine Energy Service, Inc.
a,b
71,706
26,110 Talos Energy, Inc.
a
494,784
Total 1,586,654
Financials (7.1%)
24,130 Ameris Bancorp 1,141,108
36,986 Hamilton Lane, Inc. 2,795,032
13,307 Kinsale Capital Group, Inc. 3,236,395
26,201 Seacoast Banking Corporation of
Florida 937,472
28,192 Western Alliance Bancorp 2,153,305
Total 10,263,312
Health Care (18.7%)
30,510 Adaptive Biotechnologies
Corporation
a
279,472
49,577 Agilon Health, Inc.
a
1,240,912
3,497 Argenx SE ADR
a
1,273,642
7,360 Ascendis Pharma AS ADR
a
629,501
46,098 Axonics, Inc.
a
2,990,377
32,072 BioLife Solutions, Inc.
a
618,028
5,438 Global Blood Therapeutics, Inc.
a
177,931
24,829 Halozyme Therapeutics, Inc.
a
1,214,138
24,249 Immunocore Holdings plc ADR
a,b
1,118,849
25,364 Inari Medical, Inc.
a
1,967,739
41,845 Inotiv, Inc.
a
781,665
11,847 Inspire Medical Systems, Inc.
a
2,475,905
24,781 Lantheus Holdings, Inc.
a
1,901,198
17,636 Natera, Inc.
a
828,892
13,903 Omnicell, Inc.
a
1,530,998
72,048 Progyny, Inc.
a
2,199,626
12,347 Repligen Corporation
a
2,634,356
6,732 Sarepta Therapeutics, Inc.
a
625,739
40,527 Silk Road Medical, Inc.
a
1,844,384
17,505 Travere Therapeutics, Inc.
a
412,068
Shares Common Stock (96.9%) Value
Health Care (18.7%) - continued
31,976 Vor BioPharma, Inc.
a
$ 147,409
Total 26,892,829
Industrials (26.9%)
39,981 Altra Industrial Motion Corporation 1,668,407
22,533 ASGN, Inc.
a
2,338,024
23,282 Chart Industries, Inc.
a
4,542,085
40,336 Driven Brands Holdings, Inc.
a
1,225,408
120,846 First Advantage Corporation
a
1,695,469
16,617 Forward Air Corporation 1,743,622
15,665 Lincoln Electric Holdings, Inc. 2,215,658
17,800 Mercury Systems, Inc.
a
1,050,378
20,101 Middleby Corporation
a
2,908,414
95,360 Ranpak Holdings Corporation
a
487,290
10,415 RBC Bearings, Inc.
a
2,457,940
24,867 Regal Rexnord Corporation 3,339,638
43,453 Rush Enterprises, Inc. 2,094,000
5,425 Saia, Inc.
a
1,290,336
104,699 Summit Materials, Inc.
a
2,880,270
99,134 Sun Country Airlines Holdings,
Inc.
a
1,999,533
25,774 Vicor Corporation
a
1,880,471
75,804 WillScot Mobile Mini Holdings
Corporation
a
2,926,792
Total 38,743,735
Information Technology (20.1%)
25,631 Avalara, Inc.
a
2,240,662
54,220 Calix, Inc.
a
3,092,709
33,216 Cognex Corporation 1,693,352
17,821 Descartes Systems Group, Inc.
a
1,230,362
8,928 Dolby Laboratories, Inc. 691,027
8,672 Endava plc ADR
a
884,544
23,752 Five9, Inc.
a
2,568,066
55,773 Lattice Semiconductor
Corporation
a
3,430,039
41,303 LiveRamp Holding, Inc.
a
1,099,073
2,672 Monolithic Power Systems, Inc. 1,241,732
11,010 Nova, Ltd.
a
1,159,904
61,133 Paymentus Holdings, Inc.
a
889,485
70,776 Sierra Wireless, Inc.
a
1,760,907
7,479 SiTime Corporation
a
1,390,944
57,290 Sprout Social, Inc.
a
2,984,809
6,714 Universal Display Corporation 775,198
28,395 Workiva, Inc.
a
1,859,873
Total 28,992,686
Materials (1.5%)
26,164 Compass Minerals International,
Inc. 974,086
7,427 Quaker Chemical Corporation 1,204,733
Total 2,178,819
Real Estate (3.4%)
50,544 Cushman and Wakefield plc
a
849,139
8,550 FirstService Corporation 1,144,332
4,713 NexPoint Residential Trust, Inc. 313,603
55,437 Pebblebrook Hotel Trust 1,084,348
22,661 Rexford Industrial Realty, Inc. 1,482,256
Total 4,873,678
Total Common Stock
(cost $144,134,827) 139,732,227

Small Cap Growth Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.7% ) Value
Unaffiliated  (0.7%)
2,607 SPDR S&P Biotech ETF
a
$ 211,506
5,574 SPDR S&P Oil & Gas Exploration
ETF
b
763,749
Total 975,255
Total Registered Investment
Companies (cost $723,720) 975,255
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
950,345 Thrivent Cash Management Trust 950,345
Total Collateral Held for
Securities Loaned
(cost $950,345) 950,345
Shares Short-Term Investments ( 2.1% ) Value
Thrivent Core Short-Term Reserve
Fund
301,675 2.100% 3,016,754
Total Short-Term Investments
(cost $3,016,753) 3,016,754
Total Investments (cost
$148,825,645) 100.3% $144,674,581
Other Assets and Liabilities, Net
(0.3%) (502,077)
Total Net Assets 100.0% $144,172,504
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of July 29, 2022:
Securities Lending Transactions
Common Stock $ 949,930
Total lending $949,930
Gross amount payable upon return of
collateral for securities loaned $950,345
Net amounts due to counterparty $415
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 870,111 870,111 – –
Consumer Discretionary 18,786,053 18,786,053 – –
Consumer Staples 6,544,350 6,544,350 – –
Energy 1,586,654 1,586,654 – –
Financials 10,263,312 10,263,312 – –
Health Care 26,892,829 26,892,829 – –
Industrials 38,743,735 38,743,735 – –
Information Technology 28,992,686 28,992,686 – –
Materials 2,178,819 2,178,819 – –
Real Estate 4,873,678 4,873,678 – –
Registered Investment Companies
Unaffiliated 975,255 975,255 – –
Subtotal Investments in Securities $140,707,482 $140,707,482 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 3,016,754
Collateral Held for Securities Loaned 950,345
Subtotal Other Investments $3,967,099
Total Investments at Value $144,674,581
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $2,829 $31,313 $31,125 $3,017 302 2.1%
Total Affiliated Short-Term Investments 2,829 3,017 2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   928 17,273 17,251 950 950 0.6
Total Collateral Held for Securities Loaned 928 950 0.6
Total Value $3,757 $3,967
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $– $15
Total Income/Non Income Cash from Affiliated Investments $15
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 11
Total Affiliated Income from Securities Loaned, Net $11
Total $– $– $0

Small Cap Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .0% ) Value
Communications Services (1.1%)
1,610,742 QuinStreet, Inc.
a
$ 17,315,476
Total 17,315,476
Consumer Discretionary (9.5%)
431,100 Cedar Fair, LP
a
18,188,109
349,546 Cimpress plc
a
14,048,254
806,908 Clarus Corporation 16,638,443
1,463,491 Cooper-Standard Holdings, Inc.
a
6,307,646
1,341,634 Everi Holdings, Inc.
a
25,772,789
175,687 Grand Canyon Education, Inc.
a
16,878,250
417,170 Miller Industries, Inc. 10,024,595
376,157 Sleep Number Corporation
a
16,949,634
658,870 Stoneridge, Inc.
a
12,399,933
1,133,766 ThredUp, Inc.
a
2,550,974
400,216 Zumiez, Inc.
a
10,405,616
Total 150,164,243
Consumer Staples (3.8%)
347,899 John B. Sanfilippo & Son, Inc. 26,057,635
1,671,219 Primo Water Corporation 22,093,515
526,837 Turning Point Brands, Inc. 12,644,088
Total 60,795,238
Energy (3.6%)
329,017 Devon Energy Corporation 20,678,718
333,228 Helmerich & Payne, Inc. 15,428,456
1,094,478 NOV, Inc. 20,368,236
Total 56,475,410
Financials (20.0%)
739,148 Air Lease Corporation 27,429,782
451,187 Bank of N.T. Butterfield & Son, Ltd. 15,290,727
1,055,305 Bridgewater Bancshares, Inc.
a
18,446,731
856,432 Byline Bancorp, Inc. 20,974,020
957,699 Columbia Banking System, Inc. 28,893,779
466,408 Enterprise Financial Services
Corporation 21,935,168
371,253 Federated Hermes, Inc. 12,663,440
257,445 Glacier Bancorp, Inc. 12,895,420
752,211 Heartland Financial USA, Inc. 33,774,274
157,423 Houlihan Lokey, Inc. 13,311,689
172,671 RLI Corporation 18,990,357
605,822 Seacoast Banking Corporation of
Florida 21,676,311
175,919 Selective Insurance Group, Inc. 13,697,053
449,846 Synovus Financial Corporation 18,164,782
326,085 Triumph Bancorp, Inc.
a
23,690,075
191,665 Western Alliance Bancorp 14,639,373
Total 316,472,981
Health Care (8.7%)
490,656 Halozyme Therapeutics, Inc.
a
23,993,079
630,602 Ionis Pharmaceuticals, Inc.
a
23,685,411
352,992 Lantheus Holdings, Inc.
a
27,081,546
611,700 Progyny, Inc.
a
18,675,201
371,821 Syneos Health, Inc.
a
29,425,914
1,988,392 Viemed Healthcare, Inc.
a
15,608,877
Total 138,470,028
Industrials (19.0%)
223,280 ASGN, Inc.
a
23,167,533
1,141,087 Badger Infrastructure Solutions,
Ltd. 27,383,237
535,733 Barnes Group, Inc. 18,118,490
Shares Common Stock (97.0%) Value
Industrials (19.0%) - continued
361,409 Crane Holdings, Company $ 35,754,192
109,991 Curtiss-Wright Corporation 15,777,109
265,012 Forward Air Corporation 27,807,709
408,682 Greenbrier Companies, Inc.
b
13,004,261
189,051 Helios Technologies, Inc. 13,010,490
1,574,170 Janus International Group, Inc.
a
16,009,309
115,169 Lincoln Electric Holdings, Inc. 16,289,503
313,994 ManpowerGroup, Inc. 24,620,270
125,665 Middleby Corporation
a
18,182,469
832,358 NAPCO Security Technologies,
Inc.
a
21,358,306
648,782 Sun Country Airlines Holdings,
Inc.
a
13,085,933
256,802 Tennant Company 17,213,438
Total 300,782,249
Information Technology (15.2%)
146,702 Advanced Energy Industries, Inc. 13,128,362
438,770 Agilysys, Inc.
a
21,192,591
270,262 BigCommerce Holdings, Inc.
a
4,229,600
262,010 Ciena Corporation
a
13,519,716
402,778 Computer Services, Inc. 15,406,258
176,429 Dolby Laboratories, Inc. 13,655,605
1,475,698 Gilat Satellite Networks, Ltd.
a,b
9,769,121
1,165,265 Knowles Corporation
a
23,013,984
67,315 Littelfuse, Inc. 18,772,134
473,608 National Instruments Corporation 17,997,104
19,788 Plexus Corporation
a
1,859,083
594,939 Sonos, Inc.
a
13,154,101
280,763 TTEC Holdings, Inc. 20,543,429
2,940,068 TTM Technologies, Inc.
a
39,779,120
210,550 Workiva, Inc.
a
13,791,025
Total 239,811,233
Materials (8.6%)
306,750 Ashland Global Holdings, Inc. 30,819,173
652,424 Carpenter Technology Corporation 20,968,907
415,800 Ingevity Corporation
a
27,900,180
2,521,020 Ivanhoe Mines, Ltd.
a
15,670,860
285,093 UFP Technologies, Inc.
a
22,955,688
172,060 United States Lime & Minerals, Inc. 17,699,812
Total 136,014,620
Real Estate (5.2%)
268,453 Agree Realty Corporation 21,366,174
492,334 Healthcare Realty Trust, Inc. 12,923,768
883,478 Independence Realty Trust, Inc. 19,613,212
250,410 National Storage Affiliates Trust 13,732,484
772,916 Pebblebrook Hotel Trust 15,118,237
Total 82,753,875
Utilities (2.3%)
136,168 NorthWestern Corporation 7,550,516
281,692 Portland General Electric
Company 14,462,067
187,203 Spire, Inc. 14,085,154
Total 36,097,737
Total Common Stock
(cost $1,487,763,042) 1,535,153,090

Small Cap Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1 .0% ) Value
Unaffiliated  (1.0%)
266,934 iShares U.S. Home Construction
ETF $ 16,304,329
Total 16,304,329
Total Registered Investment
Companies (cost $15,476,690) 16,304,329
Shares
Collateral Held for Securities
Loaned ( 0 .2% ) Value
3,547,275 Thrivent Cash Management Trust 3,547,275
Total Collateral Held for
Securities Loaned
(cost $3,547,275) 3,547,275
Shares Short-Term Investments ( 1 .8% ) Value
Thrivent Core Short-Term Reserve
Fund
2,814,027 2.100% 28,140,268
Total Short-Term Investments
(cost $28,137,672) 28,140,268
Total Investments (cost
$1,534,924,679) 100.0% $ 1,583,144,962
Other Assets and Liabilities, Net
(<0.1%) (656,895)
Total Net Assets 100.0% $ 1,582,488,067
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 29, 2022:
Securities Lending Transactions
Common Stock $ 3,445,256
Total lending $3,445,256
Gross amount payable upon return of
collateral for securities loaned $3,547,275
Net amounts due to counterparty $102,019
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Stock Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 17,315,476 17,315,476 – –
Consumer Discretionary 150,164,243 150,164,243 – –
Consumer Staples 60,795,238 60,795,238 – –
Energy 56,475,410 56,475,410 – –
Financials 316,472,981 316,472,981 – –
Health Care 138,470,028 138,470,028 – –
Industrials 300,782,249 273,399,012 27,383,237 –
Information Technology 239,811,233 239,811,233 – –
Materials 136,014,620 120,343,760 15,670,860 –
Real Estate 82,753,875 82,753,875 – –
Utilities 36,097,737 36,097,737 – –
Registered Investment Companies
Unaffiliated 16,304,329 16,304,329 – –
Subtotal Investments in Securities $ 1,551,457,419 $ 1,508,403,322 $ 43,054,097 $ –
Other Investments  * Total
Affiliated Short-Term Investments 28,140,268
Collateral Held for Securities Loaned 3,547,275
Subtotal Other Investments $ 31,687,543
Total Investments at Value $ 1,583,144,962
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $ 24,639 $ 390,146 $ 386,645 $ 28,140 2,814 1.8%
Total Affiliated Short-Term Investments 24,639 28,140 1.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   60 63,160 59,673 3,547 3,547 0.2
Total Collateral Held for Securities Loaned 60 3,547 0.2
Total Value $ 24,699 $ 31,687
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $ – $136
Total Income/Non Income Cash from Affiliated Investments $136
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total $– $– $ –

Notes to Schedule of Investments
as of July 29, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle
price.  Exchange cleared swap agreements are valued at the
clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation
of the Funds' securities to the Funds' investment Adviser. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit

Notes to Schedule of Investments
as of July 29, 2022
(unaudited)

risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended July 29, 2022, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or to
manage duration of the Fund.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”

Notes to Schedule of Investments
as of July 29, 2022
(unaudited)

are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 29, 2022, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, High Yield, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the period ended July 29, 2022, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.

Notes to Schedule of Investments
as of July 29, 2022
(unaudited)

For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended July 29, 2022, High Yield, Moderate
Allocation, Moderately Aggressive Allocation and Moderately
Conservative Allocation used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the
Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of July 29, 2022, the value of securities on loan is as follows:
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Aggressive Allocation $ 16,396,587
Balanced Income Plus 8,345,269
Global Stock 3,116,850
High Yield 52,517,432
Income 4,799,849
International Allocation 1,991,670
Limited Maturity Bond 5,440,219
Mid Cap Growth 178,126
Mid Cap Stock 1,069,908
Fund Securities on Loan
Moderate Allocation 27,538,991
Moderately Aggressive Allocation 6,777,621
Moderately Conservative Allocation 6,411,285
Opportunity Income Plus 12,832,675
Small Cap Growth 949,930
Small Cap Stock 3,445,256